Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam
Variable
Trust

SEMIANNUAL REPORT
June 30, 2005

* Putnam VT American Government Income Fund
* Putnam VT Capital Appreciation Fund
* Putnam VT Capital Opportunities Fund
* Putnam VT Discovery Growth Fund
* Putnam VT Diversified Income Fund
* Putnam VT Equity Income Fund
* Putnam VT The George Putnam Fund of Boston
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Equity Fund
* Putnam VT Growth and Income Fund
* Putnam VT Growth Opportunities Fund
* Putnam VT Health Sciences Fund
* Putnam VT High Yield Fund
* Putnam VT Income Fund
* Putnam VT International Equity Fund
* Putnam VT International Growth and Income Fund
* Putnam VT International New Opportunities Fund
* Putnam VT Investors Fund
* Putnam VT Mid Cap Value Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT New Value Fund
* Putnam VT OTC & Emerging Growth Fund
* Putnam VT Research Fund
* Putnam VT Small Cap Value Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Vista Fund
* Putnam VT Voyager Fund

A series of mutual fund portfolios for variable insurance investors


[SCALE LOGO OMITTED]


To the shareholders of Putnam Variable Trust

The six-month period ended June 30, 2005, was a challenging period for investors, although not necessarily a surprising one. Stocks and bonds began the year on a positive note after the presidential election in November was decided in the polling stations rather than the courts. This momentum, however, quickly slowed, and returns for both stock and bond markets became relatively flat across a broad range of sectors and industries. The one notable exception was the energy sector, where soaring oil prices helped many companies boost margins, revenue, and ultimately, earnings. Nonetheless, this kind of a low-return environment was not entirely unanticipated. Interest rate hikes by the Federal Reserve Board (the Fed), a flattening yield curve, a sharply rising U.S. dollar, and high energy prices all contributed to the markets' lack of progress. Outside the U.S., performance was notably stronger, with both stocks and bond outperforming their domestic counterparts.

EQUITIES

* United States In the United States, arguably the single biggest factor affecting equity performance was the Fed's continuing series of interest-rate increases. As of June 30, 2005, the Fed had raised rates five times during the calendar year, and a total of nine times since June 2004. While the Fed was raising rates, the macroeconomic picture in the United States remained relatively positive. During the year, job creation was up, inflation was low, and corporate earnings were solid. The combination of a strong economic picture combined with a sense of uncertainty about how long it would last-- given that a continued tightening policy would likely act as a brake on the entire economy-- resulted in many investors opting to remain on the sidelines. During this time, however, large-cap stocks generally posted modestly positive returns while value stocks generally outperformed growth stocks. Large-caps, especially large-cap growth stocks, had lagged smaller-company stocks for the last five years, but it appeared that market leadership was beginning to shift during the second quarter of 2005.

* International Stocks in international markets have fared significantly better than their U.S. counterparts thus far in 2005. Interest rates in most of Europe have been stable for the better part of a year, and investors have been more bullish on markets there as a result. In Japan and Germany, on the other hand, short-term rates have remained steady over the past six months (unlike those in the U.S.), which has been relatively good news for equity markets, not to mention bond holders, who have experienced a recent rally on the belief that rates won't be increasing in the foreseeable future. Non-U.S. companies, which for several years had been undervalued relative to their peers in the United States, began to take a market leadership role toward the end of 2004, and that trend has continued. As was the case domestically, companies that were able to capitalize on rising oil prices generally were the top performers during the year. The most significant headwind U.S. investors faced overseas was the stronger-than-expected rebound of the dollar, which rallied about 10% against foreign currencies during the period.

FIXED INCOME

* United States The past six months were a relatively volatile period for fixed-income investors as well. The yield on short-term bonds rose during the period while long-term yields fell. This resulted in a flattening yield curve and a tightening of credit spreads (the difference in rates between high-quality and lower-quality bonds). This detracted from returns in the high-yield sector in particular, and also for investment-grade corporate bonds. Investment-grade securities had a difficult six months, particularly within the automotive industry, as carmakers suffered doubly from sluggish sales and an unaccommodating credit environment for their financing divisions. As a result, Ford and General Motors had their bonds downgraded to junk status during the period. The strongest sectors domestically tended to be securitized debt, such as asset-backed securities (ABSs) and commercial mortgage-backed securities (CMBSs).

* International Fixed-income markets outside the United States, like global equity markets, posted mixed, but generally solid returns. As mentioned earlier, in countries like Japan and Germany, where interest rates fell dramatically during the period, bond prices rose in kind. In markets where rates remained steadier during the past six months, low inflation and short-term interest rates that, for much of the period, were higher than equivalent rates in the U.S., made for an attractive environment for new capital. As a result, high demand throughout Europe and parts of Asia helped international fixed-income markets to outperform. Again, a rising U.S. dollar eroded some of the returns on any unhedged holdings in international bond markets.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice and are subject to change. Past performance is not a guarantee of future results.

The performance of the class IA shares at net asset value for each fund represents the total return of the share classes, and excludes charges which are added to the variable annuity contracts to determine total return at unit value.




PERFORMANCE SUMMARY
-------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value (as of 6/30/05)

                            Inception                            5 years                10 years                  Life
Putnam VT-- Class IA shares   Date     6 months  1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized
-------------------------------------------------------------------------------------------------------------------------------
American Government
Income Fund*                   2/1/00     2.18%   5.41%      33.61%       5.97%          --          --      39.76%       6.37%
................................................................................................................................
Capital Appreciation
Fund*                         9/29/00     1.38   11.61          --          --           --          --     -11.21       -2.47
................................................................................................................................
Capital Opportunities
Fund*                          5/1/03     0.53   12.49          --          --           --          --      55.22       22.50
................................................................................................................................
Discovery Growth
Fund*                         9/29/00    -0.40    4.17          --          --           --          --     -50.00      -13.56
................................................................................................................................
Diversified Income
Fund*                         9/15/93     2.35   10.45       46.79        7.98        86.92        6.45     103.72        6.22
................................................................................................................................
Equity Income
Fund*                          5/1/03     0.71   10.06          --          --           --          --      37.30       15.75
................................................................................................................................
The George Putnam Fund of
Boston*                       4/30/98     1.31    7.81       31.38        5.61           --          --      34.79        4.25
................................................................................................................................
Global Asset Allocation
Fund                           2/1/88     2.21    9.44        4.80        0.94       102.81        7.33     310.35        8.45
................................................................................................................................
Global Equity
Fund                           5/1/90     0.38   11.86      -36.17       -8.59        81.23        6.13     165.14        6.64
................................................................................................................................
Growth and Income
Fund                           2/1/88     0.33    7.64       21.09        3.90       140.14        9.16     534.10       11.19
................................................................................................................................
Growth Opportunities
Fund*                          2/1/00    -2.29    0.92      -56.84      -15.47           --          --     -53.82      -13.29
................................................................................................................................
Health Sciences
Fund*                         4/30/98     4.31   10.69       -9.21       -1.91           --          --      24.98        3.16
................................................................................................................................
High Yield
Fund*                          2/1/88     1.04   10.15       36.21        6.38        86.01        6.40     294.16        8.20
................................................................................................................................
Income
Fund*                          2/1/88     2.68    6.71       38.54        6.74        79.64        6.03     243.38        7.34
................................................................................................................................
International Equity
Fund*                          1/2/97    -1.29   13.51      -12.45       -2.62           --          --      94.46        8.15
................................................................................................................................
International Growth and Income
Fund                           1/2/97    -1.53   13.53        8.46        1.64           --          --      89.97        7.85
................................................................................................................................
International New Opportunities
Fund*                          1/2/97     3.18   15.33      -29.61       -6.78           --          --      39.47        4.00
................................................................................................................................
Investors
Fund*                         4/30/98     1.26   10.75      -29.70       -6.81           --          --       3.76        0.52
................................................................................................................................
Mid Cap Value
Fund*                          5/1/03     2.92   14.67          --          --           --          --      53.68       21.94
................................................................................................................................
Money Market
Fund*                          2/1/88     1.11    1.69       11.88        2.27        44.07        3.72     115.55        4.51
................................................................................................................................
New Opportunities
Fund                           5/2/94     0.32    7.10      -50.14      -12.99        89.33        6.59     138.11        8.08
...............................................................................................................................
New Value
Fund                           1/2/97     0.23   10.67       60.64        9.94           --          --     107.31        8.96
................................................................................................................................
OTC & Emerging Growth
Fund*                         4/30/98    -0.33    3.97      -69.68      -21.23           --          --     -38.95       -6.65
................................................................................................................................
Research
Fund*                         9/30/98     0.75    7.32      -18.75       -4.07           --          --      29.59        3.91
................................................................................................................................
Small Cap Value
Fund                          4/30/99     0.89   14.63      116.54       16.71           --          --     139.70       15.23
................................................................................................................................
Utilities Growth and Income
Fund                          5/4/92      6.54   26.12       10.63        2.04       118.96        8.15     181.70        8.19
................................................................................................................................
Vista
Fund                          1/2/97     -0.08   10.65      -39.29       -9.50           --          --      58.85        5.60
................................................................................................................................
Voyager
Fund                          2/1/88     -1.33    2.18      -38.56       -9.28       109.84        7.69     536.46       11.22
-------------------------------------------------------------------------------------------------------------------------------

  Data is historical. Past performance is not a guarantee of future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the insurance related charges and expenses at your contract level.

  Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although Putnam VT Money Market Fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

* For a portion of the period, this fund limited expenses, without which returns would have been lower.





PERFORMANCE SUMMARY
-------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value (as of 6/30/05)

                            Inception                            5 years                10 years                  Life
Putnam VT-- Class IB shares   Date     6 months  1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized
-------------------------------------------------------------------------------------------------------------------------------
American Government Income
Fund*                          2/1/00     1.97%   5.21%      32.02%       5.71%          --          --      38.10%       6.14%
................................................................................................................................
Capital Appreciation
Fund*                         9/29/00     1.27   11.29          --          --           --          --     -12.21       -2.70
................................................................................................................................
Capital Opportunities
Fund*                          5/1/03     0.39   12.18          --          --           --          --      54.34       22.18
................................................................................................................................
Discovery Growth
Fund*                         9/29/00    -0.60    4.00          --          --           --          --     -50.60      -13.78
................................................................................................................................
Diversified Income
Fund*                          4/6/98     2.23   10.15       44.84        7.69        83.08        6.23      98.91        6.01
................................................................................................................................
Equity Income
Fund*                          5/1/03     0.57    9.77          --          --           --          --      36.51       15.45
................................................................................................................................
The George Putnam Fund of
Boston*                       4/30/98     1.26    7.60       29.91        5.37           --          --      33.06        4.07
................................................................................................................................
Global Asset Allocation
Fund                          4/30/98     2.07    9.20        3.97        0.78       100.45        7.20     301.20        8.31
................................................................................................................................
Global Equity
Fund                          4/30/98     0.32   11.66      -36.85       -8.78        77.93        5.93     158.35        6.46
................................................................................................................................
Growth and Income
Fund                           4/6/98     0.19    7.37       19.67        3.66       135.64        8.95     515.67       11.00
................................................................................................................................
Growth Opportunities
Fund*                          2/1/00    -2.36    0.44      -57.35      -15.67           --          --     -54.40      -13.50
................................................................................................................................
Health Sciences
Fund*                         4/30/98     4.16   10.47      -10.27       -2.14           --          --      23.27        2.96
................................................................................................................................
High Yield
Fund*                         4/30/98     0.93    9.80       34.48        6.10        82.74        6.21     283.14        8.02
................................................................................................................................
Income
Fund*                         4/30/98     2.52    6.40       36.82        6.47        76.46        5.84     233.61        7.16
................................................................................................................................
International Equity
Fund*                         4/30/98    -1.40   13.23      -13.45       -2.85           --          --      91.35        7.94
................................................................................................................................
International Growth and Income
Fund                           4/6/98    -1.66   13.27        7.38        1.43           --          --      87.13        7.66
................................................................................................................................
International New Opportunities
Fund*                         4/30/98     3.02   15.01      -30.44       -7.00           --          --      37.22        3.80
................................................................................................................................
Investors
Fund*                         4/30/98     1.22   10.51      -30.49       -7.01           --          --       2.31        0.32
................................................................................................................................
Mid Cap Value
Fund*                          5/1/03     2.77   14.29          --          --           --          --      52.85       21.63
................................................................................................................................
Money Market
Fund*                         4/30/98     0.98    1.44       10.56        2.03        41.94        3.56     113.11        4.44
................................................................................................................................
New Opportunities
Fund                          4/30/98     0.17    6.85      -50.72      -13.20        85.80        6.39     133.20        7.88
................................................................................................................................
New Value
Fund                          4/30/98     0.15   10.35       58.71        9.68           --          --     104.12        8.77
................................................................................................................................
OTC & Emerging Growth
Fund*                         4/30/98    -0.50    3.84      -70.03      -21.41           --          --     -39.77       -6.83
................................................................................................................................
Research
Fund*                         9/30/98     0.58    7.07      -19.73       -4.30           --          --      27.71        3.69
................................................................................................................................
Small Cap Value
Fund                          4/30/99     0.82   14.37      114.04       16.44           --          --     136.51       14.98
................................................................................................................................
Utilities Growth and Income
Fund                          4/30/98     6.32   25.72        9.29        1.79       114.98        7.95     175.26        8.00
................................................................................................................................
Vista
Fund                          4/30/98    -0.24   10.42      -39.99       -9.71           --          --      56.45        5.41
................................................................................................................................
Voyager
Fund                          4/30/98    -1.42    1.96      -39.26       -9.49       105.97        7.49     518.14       11.03
-------------------------------------------------------------------------------------------------------------------------------

  Data is historical. Past performance is not a guarantee of future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the insurance related charges and expenses at your contract level.

  Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although Putnam VT Money Market Fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

* For a portion of the period, this fund limited expenses, without which returns would have been lower.


Putnam VT American Government Income Fund


INVESTMENT OBJECTIVE
High current income with preservation of capital as a secondary objective
-------------------------------------------------------------------------
PORTFOLIO
U.S. Treasury securities and government agency mortgage-backed securities
-------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $11.56
Class IB                             $11.53
-------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. Kevin Cronin is the Portfolio Leader. Rob Bloemker and Daniel Choquette are the Portfolio Members. During the year ended June 30, 2005, Daniel Choquette joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

26.2% Government Bonds
 1.5% Asset-backed Securities
 3.0% Cash
69.3% Mortgage-backed Securities


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

The past six months were a turbulent period for fixed-income investors. Following a series of interest-rate increases by the Federal Reserve Board (the Fed), short-term rates, after declining for more than a year, rose dramatically over the course of a few weeks beginning in the middle of March. At the same time, long-term interest rates also rose, though only slightly, resulting in a flatter yield curve. While the yield curve steepened again towards the end of the six-month period, the result was a somewhat bumpy ride for investors. In this environment, Putnam VT American Government Fund performed relatively well, its class IA shares returning 2.18% at net asset value for the six months ended June 30, 2005.

The management team believes one reason for the volatility in mid-March is that the Fed's influence on domestic markets has steadily decreased as international bond markets have become more and more globalized. It is now easier than ever for international investors looking to escape a low-yield environment to invest their money in fixed-income markets in the U.S. The result is that long-term rates remained fairly steady despite Fed tightening pressure. Management believes that it may generally require a series of interest-rate changes-- in either direction-- to garner the type of response from the market that had previously come much more quickly.

Reflecting that belief, for much of the past six months, the fund had a barbell strategy in place, owning both short-term bonds and long-term bonds, but limiting the exposure to bonds in the middle of the yield curve. This strategy generally helped performance, as management believed that securities with longer maturities would fare better than intermediate-term securities in a rising rate environment. This turned out to be the case, and the defensive positioning contributed to performance.

Going forward, management is seeking to increase the fund's exposure to previously delinquent mortgages. This group of borrowers tends to refinance much less often than the average borrower, and pays higher rates than their peers. In addition, the credit risk for these mortgages is taken on by the government agencies that guarantee them. In terms of duration (duration is a measure of a fund's sensitivity to interest rate changes), the fund currently has a slightly defensive position, reflecting the team's expectations of higher interest rates. Overall, the team believes that their security selection and duration management should enable the fund to take advantage of opportunities in the current environment.

Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Mutual funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.


Putnam VT Capital Appreciation Fund

INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks selected on the basis of their underlying worth, without a style bias toward either growth or value
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                              $8.79
Class IB                              $8.73
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam U.S. Core and U.S. Small- and Mid-Cap Core teams. Joshua Brooks is the Portfolio Leader. Richard Cervone, Joseph Joseph, James Wiess, and James Yu are the Portfolio Members.
During the year ended June 30, 2005,    Portfolio Leader Michael Nance
left the management team, Joshua Brooks joined as Portfolio Leader, and Richard Cervone and James Weiss joined as Portfolio Members. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 8.6% Healthcare
 6.9% Consumer Staples
 6.5% Energy
 2.6% Basic Industrial Products
 2.5% Capital Goods
 6.7% Other
 0.8% Cash
12.6% Technology
24.9% Consumer Cyclicals
27.9% Financial


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

The first six months of 2005 have been somewhat uneven ones for equity investors. The market began the year moving in a positive direction on the heels of a swiftly decided presidential election in November. That upward momentum disappeared rather quickly, however, as concerns about rapidly rising oil prices, the potential for continued interest rate hikes, and the overall strength of the U.S. economy all kept stocks within a fairly narrow trading range. In this environment, Putnam VT Capital Appreciation Fund recorded positive returns. For the six months ended June 30, 2005, the fund's class IA shares returned 1.38% at net asset value.

The fund's portfolio typically consists of positions in about 30 large-cap stocks and 100 or so small-cap stocks. While stock selection was a positive contributor to performance across the board, it was particularly helpful within the concentrated large-cap holdings. At the same time, small-cap stocks outperformed large-cap stocks for the period, so the fund's exposure to the small-cap universe also helped performance.

While management employs a strictly bottom-up approach to choosing securities, there were certain themes that emerged during the reporting period. The consumer cyclical, health care, and technology sectors all had an overall positive impact on performance, while financials and utilities detracted from returns. Among the best-performing stocks for the six-month period were Amerada Hess, Office Depot, and Best Buy. Amerada Hess is an integrated oil company, and under its new management, the company has generated strong returns through the combination of operational improvements and high oil prices. Office Depot, the supplier of consumer office products, is also under new management. The company has shifted its focus to increasing revenue by improving its profitability, and this change in the corporate culture has created renewed optimism on Wall Street. After a disappointing holiday season, consumer electronics retailer Best Buy exceeded expectations in the most recent quarter by posting strong sales as the company continued to focus on expanding its profit margins.

Two stocks that detracted from returns were Fannie Mae and AIG, both within the financial industry. Fannie Mae, the Federal National Mortgage Association, as well as AIG, the insurance conglomerate, have been rocked by accounting scandals during the year; both are now under new management. The team believes that both companies are undervalued and the stocks remain in the portfolio.

The team expects a number of factors to affect the direction of the market over the coming months. First is the question of how many more times and how aggressively the Federal Reserve Board will raise interest rates. An aggressive tightening policy could hinder the market while a more pro-growth stance could help the market rally in the second half of the year. Energy prices, the housing market, and the U.S. dollar are all other factors that will likely impact the economy and the market as the team continues to implement their bottom-up stock selection strategy.

This fund invests some or all of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Capital Opportunities Fund

INVESTMENT OBJECTIVE
Long-term growth of capital
------------------------------------------------------------------------
PORTFOLIO
Common stocks of small and midsize companies, selected on the basis of management's perception of their underlying worth, without a style bias toward either growth or value
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $14.45
Class IB                             $14.39
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam U.S. Small- and Mid-Cap Core Team. Joseph Joseph is the Portfolio Leader. Tinh Bui, John Ferry, and Gerald Moore are the Portfolio Members. During the year ended June 30, 2005, there were no changes to your fund's management team. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 7.7% Healthcare
 7.6% Basic Industrial Products
 7.1% Capital Goods
 6.6% Consumer Staples
 4.3% Energy
 9.2% Other
 0.6% Cash
14.6% Technology
19.5% Consumer Cyclicals
22.8% Financial


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

During the first six months of 2005, rising oil prices and shifting investor expectations about inflation, interest rates, and the pace of action by the U.S. Federal Reserve Board kept the equity markets in flux. Stocks with attractive earnings and strong cash flow delivered robust performance, while the dominance of lower quality, small-capitalization stocks came to an end. The period concluded with equities on an upward trajectory. Astute stock selection in the consumer and health-care sectors, along with a greater emphasis on smaller-capitalization stocks, enabled Putnam VT Capital Opportunities Fund to produce modestly positive returns. Its class IA shares returned 0.53% at net asset value for the semiannual period.

Throughout the period, the fund adhered to its disciplined strategy of targeting companies with sound business models and steadily growing cash flows. The management team looks for stocks whose current market prices appear to be less than the team's assessment of the stock's fundamental worth. In selecting these holdings, management evaluates a number of factors including the company's future earnings-growth potential, ability to generate cash over the long term, and its competitive position in its industry. In recent months, the team has found numerous opportunities among smaller companies where market inefficiencies produced what the team considered to be some excellent values.

A number of the top performers for the period were in the health-care and consumer sectors. In health care, holdings among health equipment and service providers posted superior returns, particularly nursing home company Manor Care, Inc. Homebuilding and mortgage banking company NVR, Inc. and oil and gas operations company Denbury Resources were also strong performers. Movie Gallery benefited from its prospective merger with Hollywood Video. The team sold the NVR and Movie Gallery positions at a profit before the end of the period.

In the retail portion of the portfolio, Abercrombie & Fitch posted exceptional returns. Crafts-store chain Michael's Stores also excelled as it benefited from a number of operational improvements. By the end of the period, the team had sold both positions at a profit.

Some fund holdings detracted from performance. Disappointments included Georgia Gulf, a petrochemicals operation which suffered over supply-increase worries, and AK Steel, which faced declining demand in light of the stronger U.S. dollar. Despite their weakness over the period, management still believes these companies offer attractive long-term potential. Holdings in the financial and basic materials sectors also lagged.

Signals are mixed for the economy's journey in the months ahead. However, regardless of whether the economy strengthens or weakens, management believes that this fund's strategy of seeking value opportunities among stocks of small and midsize companies that exhibit operating efficiency, balance sheet strength, and earnings quality retains its potential to provide investors with solid long-term performance.

This fund invests some or all of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Discovery Growth Fund

INVESTMENT OBJECTIVE
Long-term growth of capital
------------------------------------------------------------------------
PORTFOLIO
Stocks of small, midsize, and large companies that management believes offer above-average growth potential
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                              $5.00
Class IB                              $4.94
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Growth and Small and Emerging Growth Teams. Richard Weed is the Portfolio Leader. Robert Ginsberg and Raymond Haddad are the Portfolio Members. During the year ended June 30, 2005, Portfolio Leader Roland Gillis and Portfolio Members Daniel Miller and David Santos left the management team, Richard Weed joined the team as Portfolio Leader, and Robert Ginsberg and Raymond Haddad joined as Portfolio Members. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

11.3% Financial
 8.6% Consumer Staples
 7.9% Energy
 6.3% Capital Goods
 1.7% Basic Industrial Products
 3.8% Other
 2.9% Cash
17.4% Consumer Cyclicals
18.4% Technology
21.7% Healthcare


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

Although the economy continued to grow, the equity market experienced significant choppiness for much of the semiannual period. Investor concerns centered around high oil prices and their possible effect on economic growth, as well as on the pace of interest-rate action by the Federal Reserve Board. In this environment, Putnam VT Discovery Growth Fund's class IA shares returned -0.40% at net asset value for the six months ended June 30, 2005.

In pursuing long-term capital appreciation, this fund invests in companies of all sizes across a range of industries. The management team typically allocates approximately 30% of the fund's portfolio to large-cap stocks and 70% to small- and mid-cap stocks. Management's stock selection expertise is the primary focus of the fund's investment process, although top-down macroeconomic, market, and sector analysis is also important. The team utilizes proprietary quantitative techniques to value companies, evaluate competitive opportunities, scrutinize fundamentals including earnings and cash flow, and put risk controls in place that are designed to keep the fund broadly diversified across a wide range of industries and sectors.

During the past six months, performance benefited from the strength of several small-cap consumer cyclicals holdings: Aeropostale, a mall-based retailer of clothing for teenagers; mall-based teen clothier Abercrombie & Fitch; maker and retailer of footwear and apparel Timberland; leading crafts store chain Michael's Stores; and national auto parts chain Advanced Auto Parts. Energy holdings, such as coal producer Consol Energy, independent oil and gas exploration company Noble Energy and oil company supplier Pride International, also made important contributions to returns. United Defense Industries, maker of the Bradley Fighting Vehicle, was the largest contributor to fund returns over the period, following its takeover by BAE Systems. The stock was sold on strength during the period. Aerospace giant Boeing also contributed solid returns on the strength of demand for their new Dreamliner plane and was also sold. Finally in financials, Chicago Mercantile Exchange delivered exceptional returns based on burgeoning demand for their trading platform and settlement services.

However, these successes were offset by several substantial disappointments, including computer security device maker RSA Security and Skyworks, a semiconductor manufacturer. Both positions were sold. Basic materials company Steel Dynamics suffered losses as demand from auto-makers weakened. However, management believes the company is fundamentally sound and anticipates improving demand in coming months.

The team believes that economic growth, low inflation, and low interest rates will create a favorable backdrop for equity performance in the months ahead. Management will continue to seek attractively priced stocks in a cross-section of industries from companies that they consider positioned for strong earnings.

This fund invests some or all of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Diversified Income Fund

INVESTMENT OBJECTIVE
As high a level of current income as management believes consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across three sectors of the bond market-- U.S. government and investment-grade corporate bonds, high-yield bonds, and international bonds
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $8.78
Class IB                             $8.69
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income and Core Fixed-Income High-Yield teams. D. William Kohli is the Portfolio Leader. Rob Bloemker, Jeffrey Kaufman, Paul Scanlon, and David Waldman are the Portfolio Members. During the year ended June 30, 2005, Portfolio
Member Stephen Peacher left the fund's management team and Rob Bloemker, Jeffrey Kaufman, and Paul Scanlon joined as Portfolio Members. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

14.9% Government Bonds
14.0% Mortgage-backed Securities
 9.9% Asset-backed Securities
 0.3% Preferred Stock
 0.1% Common Stock
 8.9% Cash
21.3% Foreign Bonds
30.6% Corporate Bonds & Notes


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

Fixed-income investors have faced a challenging six months thus far in 2005. The Federal Reserve Board continued its tightening policy, raising short-term interest rates a total of five times during the reporting period. The result was a spike in rates at the short end of the yield curve (a graphical depiction of the difference in rates between bonds of various maturities), coupled with an eventual drop in long-term rates. This produced a much flatter yield curve, and many segments of the bond market suffered as a result. In this environment, generating significant positive returns was difficult. For the six months ended June 30, 2005, Putnam VT Diversified Income Fund's class IA shares returned 2.35% at net asset value.

The fund's basic investment strategy consists of investing in three distinct segments of the fixed-income market in varying degrees: U.S. government and investment-grade corporate bonds; high-yield corporate bonds; and international bonds. The fund was very defensively positioned in all three sectors throughout the period, particularly with regard to duration (which measures a fund's sensitivity to interest rate changes) and credit quality. Specifically, that meant limiting exposure to shorter-term bonds, and significantly reducing the fund's stake in the high-yield sector, which had performed exceptionally well for the past two to three years. Both decisions proved beneficial to fund performance.

The management teams also sought to limit exposure to investment-grade corporate bonds and became more selective with regard to emerging market securities. Credit spreads-- the difference in yield between bonds of various qualities-- have tightened during the period. This made emerging market debt, which carries a relatively high degree of risk, less attractive, since investors were not being compensated in proportion to the risk they were taking in owning the bonds. The same concept applied to investment-grade corporate bonds, which carry more risk than Treasuries (backed by the full faith and credit of the United States government), but offered only an incremental increase in yield. Both of those decisions helped performance.

Over the coming months, the management teams plan to adopt something of a "wait-and-see" approach. They believe Europe and Japan, which have had rather sluggish economies over recent months (despite having relatively strong stock markets), may have more potential to surprise investors on the upside than the down. With the fund positioned defensively, the team will be mindful of investment opportunities as they develop.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.


Putnam VT Equity Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Primarily stocks of mature, mid- and large-sized companies that pay regular dividends
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $13.30
Class IB                             $13.25
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value and Core Fixed-Income teams. Bartlett Geer is the Portfolio Leader. Kevin Cronin and Jeanne Mockard are the Portfolio Members. During the year ended June 30, 2005, there were no changes to your fund's management team. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 7.9% Consumer Staples
 7.6% Technology
 7.4% Healthcare
 5.9% Capital Goods
 5.1% Utilities
 9.6% Other
 0.9% Cash
 9.1% Consumer Cyclicals
14.6% Energy
31.9% Financial


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

After ending 2004 on a positive note, the stock market slipped back into a narrow trading range that has persisted throughout 2005. This reflected some of investors' concerns about the pace of monetary tightening by the Federal Reserve Board and the potential drag on the economy of sustained high oil prices. In this environment, defensive stocks generally outperformed more speculative or growth-oriented investments, yet at the same time, smaller-cap stocks outperformed their large-cap counterparts. This made for a rather challenging period, and Putnam VT Equity Income Fund ended the period with modestly positive returns. For the six months ended June 30, 2005, its class IA shares returned 0.71% at net asset value.

In recent months, the management team has been gradually increasing the portfolio's average market capitalization by reducing its exposure to the stocks of smaller companies and investing a greater portion of assets in blue-chip companies. While management believes this is a sound strategy for the foreseeable future, mid-cap stocks were particularly strong during the past six months and the fund's limited exposure to them was a bit of a missed opportunity.

From a sector standpoint, the best performing stocks were those that directly benefited from the dramatic increase in oil prices during the period. Utilities and energy stocks by far posted the biggest gains. Within the oil and gas industry, Chevron, an integrated oil company, and Marathon Oil Corp., another oil company that specializes in refining, were two of the fund's best performing holdings. Altria, the tobacco conglomerate, also posted solid returns. The company made progress toward favorably resolving some of its outstanding litigation, and the market responded positively.

Stocks within the financials industry generally had a difficult six months. Citigroup put its restitution payment from the WorldCom settlement on the books during the period and the stock price suffered. Bank of America, despite being relatively insensitive to interest-rate changes, declined along with the majority of the industry.

Over the next six months, the management team believes the economy may continue to slow while the Fed continues to raise short-term interest rates. In such an environment, bottom-up stock analysis will be crucial to generating positive returns. The team believes there are attractive opportunities in the technology industry, which appears to be oversold, but considers utilities and real estate (REITs, in particular) to be trading well above historical averages. The team will seek to position the fund in what they consider the most attractively priced stocks in industries they believe offer compelling opportunities in the coming months.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT The George Putnam Fund of Boston

INVESTMENT OBJECTIVE
Balanced investment producing both capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Value-oriented stocks of large companies and government, corporate and mortgage-backed bonds
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $11.50
Class IB                             $11.46
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value, Core Fixed-Income, and Global Asset Allocation teams. Jeanne Mockard is the Portfolio Leader. Michael Abata, Kevin Cronin, Jeffrey Knight, and Raman Srivastava are the Portfolio Members. During the year ended June 30, 2005, Michael Abata and Raman Srivastava joined the management team as Portfolio Members. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION (EQUITIES)]


PORTFOLIO COMPOSITION (EQUITIES)

 8.1% Consumer Staples
 4.6% Capital Goods
 4.6% Utilities
10.1% Other
 1.2% Cash
10.3% Healthcare
10.3% Technology
12.8% Energy
28.2% Financial
 9.8% Consumer Cyclicals


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date. Information reflects the fund's equity holdings.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

Choppy conditions prevailed in both stock and bond markets during the past six months. Investor expectations about the economy, inflation, interest rates, and the pace of action by the Federal Reserve Board all shifted frequently over the period. Equity and fixed income performance fluctuated accordingly; in fact, despite rising short-term interest rates, bonds finished the period with higher returns than stocks. In this turbulent environment, the fund's portfolio of value-oriented stocks and diverse fixed-income securities provided consistent returns. For the six months ended June 30, 2005, the fund's class IA shares returned 1.31% at net asset value.

The fund utilizes a blended portfolio of stocks and fixed-income securities to seek consistent returns over the long term. The team actively manages both stock and bond sleeves of the portfolio, as well as the asset allocation between the two. Typically, the fund maintains a neutral weighting of 40% bonds and 60% equities. However, over the past six months, management's caution about the effect that rising interest rates might have on bond prices kept the bond allocation to 35%. Because the team did not find enough compelling valuations among stocks to warrant additional investment there, the team kept the remaining 5% of assets as cash.

Among equity holdings, the fund benefited from astute stock selection in energy, consumer cyclicals, and capital goods. Longtime cyclical holding Office Depot was one of the fund's top contributors over the period. Midsize oil refining company Marathon Oil Corp. delivered superior returns, as did midsize oil exploration company Unocal, the target of two takeover bids during the period. Not owning stock in the beleaguered Ford Motor Company also benefited performance. In the capital goods sector, aerospace manufacturer Boeing posted strong performance. Select stocks in the conglomerate, financials, and health-care sectors detracted from performance.

Faced with the prospect of further increases in interest rates, management positioned the bond portfolio a bit more defensively with a slightly shorter duration (a measure of sensitivity to interest-rate changes). The team remains concerned about valuations among corporate and mortgage-backed securities (MBSs), and has begun to limit the portfolio's exposure to these positions. Instead, they plan to focus on asset-backed securities and commercial paper.

Given uncertainty surrounding the pace of economic growth, high oil prices, and rising interest rates, management believes that a portfolio positioned to take advantage of corporate spending remains prudent and that large-capitalization equities hold greater performance potential in the months ahead.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations. Mutual funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.


Putnam VT Global Asset Allocation Fund

INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock, bond and cash investments
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $14.33
Class IB                             $14.37
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Global Asset Allocation Team. Jeffrey Knight is the Portfolio Leader. Robert Kea, Bruce MacDonald, and Robert Schoen are the Portfolio Members. During the year ended June 30, 2005, there were no changes to your fund's management team. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 8.4% U.S. Money Markets
 4.9% U.S. High Yield Bonds
 3.0% International Bonds
 1.9% Small U.S. Growth
 1.9% Small U.S. Value
 1.3% Emerging Markets Equity
21.6% Large U.S. Value
21.6% Large U.S. Growth
24.5% U.S. Investment Grade Bonds
10.8% International Equity


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.

MANAGEMENT TEAM'S REPORT AND OUTLOOK

The past six months were, in many ways, an ideal period to own investments diversified across asset classes and geographies. While domestic stocks and bonds in many sectors produced flat returns, international markets performed relatively well. In this environment, Putnam VT Global Asset Allocation Fund posted solid returns. For the six months ended June 30, 2005, the fund's class IA shares returned 2.21% at net asset value.

During the reporting period, the combination of stagnant domestic markets and a sharply rising U.S. dollar meant that the vast majority of any positive returns to be had would result directly from active management. The management team added value by identifying what they believed were the most attractive areas of the market and positioning the fund accordingly. With regard to domestic equities, the portfolio had a significant exposure to the energy sector, which posted exceptionally strong returns, driven by rising oil prices, and a minimal exposure to the financial sector, which struggled in 2005 due in large part to rising rates and a narrowing credit spread. Both moves benefited performance.

In terms of market capitalization, the fund had a bias toward large-cap stocks over smaller-cap stocks, which also proved beneficial. After several years of small-caps outperforming the market, the leadership cycle has begun to shift in favor of large company stocks, and the fund was positioned to take advantage of the transition.

Within the fixed-income universe, the fund held a neutral position in the high-yield sector. Returns on high-yield securities had been quite strong for the past two to three years, and management took the opportunity to lock in profits and trim the fund's holdings in that sector. In addition, management favored international fixed-income markets over the U.S. market and was able to capitalize on falling interest rates-- and correspondingly higher bond prices-- in several countries, including Japan and Germany. Although the U.S. dollar did gain relative to foreign currencies, somewhat more than management had anticipated, the fund's overseas holdings were hedged against that possibility and returns were not affected.

Management believes international markets will continue to outperform domestic equity and fixed income markets over the near term. They consider it a possibility that, should the Fed continue to raise short-term rates, the yield curve could invert-- a rare situation in which the lowest volatility investments tend to perform the best. The team expects stock selection to continue as a key driver of performance on the equity side, as they believe a low-return environment is likely to continue throughout the remainder of the year.

The fund can invest in international investments which involve risks such as currency fluctuations, economic instability, and political developments. The fund may invest a portion of its assets in small and/or midsize companies and such investments increase the risk of greater price fluctuations. The fund can also have a significant portion of its assets in bonds. Mutual funds that invest in bonds are subject to certain risks including interest rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses.


Putnam VT Global Equity Fund

INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio of mainly large and midsize companies
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $10.25
Class IB                             $10.19
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Global Core Team. Shigeki Makino is the Portfolio Leader. Mark Bogar, Joshua Brooks, David Gerber and Bradford Greenleaf are the Portfolio Members. During the year ended June 30, 2005, Portfolio Member Stephen Oler left the fund's management team and Bradford Greenleaf joined as a Portfolio Member. Information about other funds managed by these individuals can be found on page 33.

[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 6.7% Japan
 6.3% France
 4.1% Switzerland
 2.2% Netherlands
 2.1% Ireland
15.6% Other Countries
54.2% United States
 8.9% United Kingdom


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Country allocations are based on country of risk. Information is as of 6/30/05 and may not reflect trades entered into on that date.

MANAGEMENT TEAM'S REPORT AND OUTLOOK

Global equity markets generally moved higher over the past six months, although 2005 began on something of a weak note. January brought increased volatility as investors became concerned about the potential for rising inflation and the possibility that the U.S. Federal Reserve Board would raise interest rates rapidly rather than gradually. In March and April, slower economic activity in the United States, Japan, and Germany precipitated declines in equity markets as well. The markets recovered somewhat in May and June as inflation appeared more manageable and investors' risk aversion began to subside. In this environment, the fund's class IA shares returned 0.38% at net asset value for the semiannual period.

Throughout the period, the fund retained its focus on attractively valued stocks of large-capitalization, high quality companies in a variety of global markets and business sectors. The fund's blend strategy is designed to target companies that management considers priced below their worth, but that also appear to possess the potential for capital appreciation over the long term. During the past six months, the team did not initiate any major strategy shifts, although management did adjust the portfolio's composition and sector weightings to take advantage of market pricing inefficiencies and other opportunities among individual stocks.

Holdings in the health-care, energy, and consumer cyclicals sectors were the largest contributors to fund returns over the period. Compelling valuations among health-care stocks led to an overweight position in this sector (relative to the fund's benchmark, the MSCI World Index). Leading performers included Johnson & Johnson in the United States, GlaxoSmithKline of the United Kingdom, and Roche Holdings of Switzerland. In energy, performance benefited from the fund's overweight position in this top-performing sector and superior returns from oil exploration companies Cooper Cameron (which was sold on strength before the end of the period) and Pride International, Brazilian oil company Petroleo Brasileiro, and oil refiners Marathon Oil and Valero Energy. Among consumer cyclicals companies, leading performers included Michael's Stores and Spanish broadcaster Gestevision-Telecinco. Disappointments over the period included Fannie Mae, the Federal National Mortgage Association, and insurance conglomerate American International Group (AIG). Both were affected by accounting scandals during the period and are now under new management.

Thus far, 2005 has provided the fund with an improving market environment as the dominance of small-capitalization and lower quality stocks has diminished. However, the management team believes that higher energy prices and rising interest rates could precipitate additional market volatility. Consequently, management has positioned the portfolio somewhat more conservatively for the months ahead, favoring fewer companies in cyclical industries, which might perform less robustly in a climate of slower economic growth.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.
Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of mature, financially strong, dividend-paying very large companies across an array of industries
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $25.21
Class IB                             $25.09
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value Team. Hugh Mullin is the Portfolio Leader. David King and Christopher Miller are the
Portfolio Members. During the year ended June 30, 2005, there were no changes to your fund's management team. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

10.1% Consumer Staples
 8.8% Capital Goods
 7.7% Technology
 4.5% Utilities
 8.7% Other
 0.8% Cash
10.2% Consumer Cyclicals
10.2% Energy
11.4% Healthcare
27.6% Financial


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.

MANAGEMENT TEAM'S REPORT AND OUTLOOK

After a weak beginning, the first six months of 2005 concluded with equity markets on an upward path. Market and investor expectations about inflation, interest rates, and the pace of action by the Federal Reserve Board all shifted over the period, and equity performance fluctuated accordingly. Amid this changing environment, Putnam VT Growth and Income Fund provided flat returns, but the team's focus on fewer stocks, higher quality holdings, and attractive stock valuations helped preserve the value of the portfolio. For the six months ended June 30, 2005, the fund's class IA shares returned 0.33% at net asset value.

The fund's two objectives are growth and income. In pursuing these objectives, management targets high-quality stocks of large-cap companies that appear to be significantly undervalued. The portfolio remains broadly diversified, and, as a general rule, the management team does not make large sector bets. To take advantage of changing market trends, however, the team will adjust sector weightings marginally as it has done during the recent period.

Over the past six months, management reduced the overall number of holdings in the portfolio to place a greater emphasis on what they considered their "best ideas"-- stocks that appeared to offer the most attractive combination of risk and potential return. For example, management trimmed financial holdings, eliminating positions in JP Morgan, MBNA, and Allstate, and redeploying some of the profits into brokerage stocks. The team added significantly to the portfolio's position in Lehman, and Morgan Stanley and added Goldman Sachs into the portfolio.

Rising oil and gas prices made energy holdings the portfolio's best performers over the period. Management slightly trimmed the fund's largest energy holding, Exxon Mobile, shifting profits into midsize oil companies Amerada Hess, Marathon Oil, and Devon Energy. Strong returns from electric utilities, retail, consumer cyclicals, and health-care holdings also contributed to fund performance. Holdings in basic materials, transportation, and conglomerates detracted modestly from returns, particularly those of long-term holding Tyco. This conglomerate increased its dividend early in 2005 but its shares drifted downward during the period, pressured by the slowing rate of economic growth. Xerox and Masco also underperformed the team's expectations during the period.

In recent months, valuation differences between higher and lower quality companies and among various business sectors have compressed. This situation has given management the opportunity to add companies they consider well managed, solidly positioned in their industries, and growing well but which, historically, would not have been candidates for the portfolio due to their high valuations. For example, management recently added technology stocks Oracle and Cisco to the portfolio.

Looking ahead, the environment for stocks appears relatively favorable. Inflation is moderate, and the team believes the Federal Reserve Board may be near the end of its tightening cycle. Stock valuations have been low relative to interest rates while huge improvements in corporate earnings and cash flow provide strong underpinnings for the market overall. Finally, many companies, including those in the fund's portfolio, are returning much of their capital to shareholders through dividends and share repurchases.


Putnam VT Growth Opportunities Fund

INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large companies believed to offer strong growth potential
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                              $4.57
Class IB                              $4.53
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Growth Team. Kelly Morgan and Robert Ginsberg are the Portfolio Leaders. Saba Malak is the Portfolio Member. During the year ended June 30, 2005, Portfolio Leader Brian O'Toole and Portfolio Members Tony Elavia and David Santos left the management team, Kelly Morgan and Robert Ginsberg joined the team as Portfolio Leaders, and Saba Malak joined as a Portfolio Member. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

16.8% Consumer Cyclicals
 8.9% Energy
 7.7% Consumer Staples
 6.3% Capital Goods
 2.3% Communications
 2.9% Other
 1.2% Cash
17.0% Healthcare
17.9% Technology
19.1% Financial


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

The past six months were characterized by a very narrow trading range for equities. After beginning the year on a positive note, stocks generally lost steam due to concerns over potential interest rate hikes by the Federal Reserve Board, the threat of inflation, and soaring oil prices. This environment was particularly challenging for large-cap investors, which, despite a recent turnaround in the second quarter of 2005, have now lagged their smaller-cap counterparts for the past five years. Likewise, value stocks continued their recent outperformance of growth style investments during the reporting period. Putnam VT Growth Opportunities Fund, which owns a concentrated number of growth-style large-cap securities, ended the period in negative territory. For the six months ended June 30, 2005, the fund's class IA shares returned -2.29% at net asset value.

While the fund, after being transitioned to a new management team, has shown encouraging results in the most recent quarter, results for the full semiannual period remain somewhat disappointing. Energy was the top-performing sector for the period due to increasing margins on the heels of rising oil prices. The management team made excellent stock selection decisions, but the fund had a limited exposure to the industry. Apache, an oil exploration company, and Marathon Oil Corp., and integrated oil and gas company, were two of the best-performing stocks within the portfolio. The Apache position was sold before the end of the period. Health care was another strong sector, with holdings such as Johnson & Johnson, the diversified health care company, leading the way.

Technology was just the opposite story: the fund had a fairly sizable exposure to what proved to be one of the weaker sectors. Qualcomm, the mobile communications microchip manufacturer, and Dell, the personal computer manufacturer, were two technology stocks that failed to live up to expectations. Microsoft, the world's leading software company, also struggled. The financials sector was a bit of a mixed bag. Countrywide Financial, the largest independent mortgage provider, produced positive returns for the fund. Management feels the company holds a competitive advantage in terms of scale and service, and that the stock remains undervalued. On the other hand, Fannie Mae, the Federal National Mortgage Association, was rocked by accounting scandals during the period and detracted from performance.

Over the next six months, the team believes the large-cap segment of the market could begin to return to favor. Smaller-capitalization stocks have outperformed large-caps for five years; this type of market leadership cycle typically lasts only one to two years. The team plans to position the fund to pursue opportunities arising from this transition, and remains bullish on the technology and energy sectors.

The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly.


Putnam VT Health Sciences Fund

INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies in the health sciences industries
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $12.27
Class IB                             $12.21
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Global Equity Research Team. Sheba Alexander and Kelsey Chen are the Portfolio Leaders. During the year ended June 30, 2005, Sheba Alexander and Kelsey Chen joined the management team as Portfolio Leaders. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

17.0% Healthcare Services
15.9% Medical Technology
 0.4% Technology
 1.8% Cash
18.0% Biotechnology
46.9% Pharmaceuticals


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.

MANAGEMENT TEAM'S REPORT AND OUTLOOK

The combination of rising oil prices and shifting investor expectations about inflation, interest rates, and the pace of action by the U.S. Federal Reserve Board kept markets in flux during the first six months of 2005. Strong stock selection in pharmaceutical, biotechnology, hospitals, health-care services, and medical technology enabled Putnam VT Health Sciences Subaccount's class IA shares to return 4.31% at net asset value for the semiannual period.

The fund seeks capital appreciation by investing mainly in stocks of companies throughout the health-sciences industry. Management targets companies of all sizes, seeking stocks that offer solid valuations and strong growth potential. During the recent period, holdings in all major areas of the health-care industry contributed to performance. As corporate earnings growth slowed throughout the overall stock market, investors sought out health-care issues, which offered compelling valuations and relatively consistent earnings.

Large-capitalization pharmaceutical company stocks comprise a large proportion of the health-care equity universe, and therefore, have a major impact on performance of the entire sector. After several difficult years, the pharmaceutical industry is beginning to look toward a brighter future and stock valuations have improved significantly. U.S. based large-caps Johnson & Johnson and Wyeth Pharmaceuticals have provided superior returns in recent months, as have international large-caps Roche Holding and GlaxoSmithKline. Generic drug manufactures are benefiting from cost containment pressures by insurance companies and government agencies, as well opportunities created by the large number of blockbuster drugs coming off patent. Over the period, the fund enjoyed strong returns from Israeli generic drug company Teva Pharmaceuticals, which makes drugs for depression, cholesterol control, and multiple sclerosis.

Management added to the fund's exposure in biotech, where Genzyme and Genentech contributed strong returns over the period. However, another biotech holding, Biogen-Idec declined when the company voluntarily suspended the marketing of its multiple sclerosis drug, Tysabri, in order to conduct further safety testing. Shares of Amgen also declined as investors discounted the company's shift from hyper-growth biotech to a slower-growth health-care business. Pharmacy benefits management companies such as Express Scripts also benefited from cost containment pressures and boosted fund returns. At the end of the period, management took profits in this area and sold the Express Scripts position. Hospital stocks were another strong area for the fund. A top contributor in this sector over the period was HCA, a chain of 190 general, acute, and psychiatric hospitals in twenty states.

Management believes stock valuations have improved significantly across the health-care industry and has positioned the portfolio broadly to take advantage of these improvements. Many companies, especially large pharmaceutical firms, have taken steps to address their weaknesses including bloated cost structures and slowing revenue growth, while others, like pharmaceutical benefits managers, continue to perform well. Given these conditions, management holds a positive outlook for health-care stocks in the months ahead.

This fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly.


Putnam VT High Yield Fund

INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital growth when consistent with achieving high current income
------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding corporate bonds rated below investment-grade
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                              $7.50
Class IB                              $7.46
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed Income High Yield Team. Paul Scanlon is the Portfolio Leader. Robert Salvin is the Portfolio Member. During the year ended June 30, 2005, Portfolio Leader Stephen Peacher and Portfolio Members Norm Boucher and Rosemary Thomsen left the management team, Paul Scanlon was named Portfolio Leader, and Robert Salvin joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 4.0% Foreign Bonds
 1.3% Preferred Stock
 0.8% Common Stock
 0.7% Asset-backed Securities
 3.4% Cash
89.7% Corporate Bonds & Notes


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

As was the case for nearly all sectors of the fixed-income market, the past six months marked a fairly volatile period for high-yield investors. Since 2003, the high-yield market has been strong, and this continued to be the case into the beginning of March 2005. At that point, the Federal Reserve Board's tightening policy, concerns about the auto sector and hedge funds combined to slow the two-year rally. The sector recovered somewhat in the second half of the reporting period, and for the six months ended June 30, 2005, Putnam VT High Yield Fund's class IA shares returned 1.04% at net asset value.

During the first three months of the period, credit spreads-- the difference in yield between Treasuries and lower-rated bonds-- narrowed to near-historic lows. In that environment, investors essentially were not being compensated to take on the additional credit risk attached to lower-rated bonds, which prompted a sell-off in the high-yield market. However, the management team had been reducing the portfolio's most aggressive holdings-- namely, bonds rated CCC and below-- and upgrading the overall quality by reinvesting those assets into B and BB rated bonds. This move contributed positively to performance, as more aggressive bonds tended to suffer the most during the market downturn. Since the end of the first quarter 2005, the high-yield market has rebounded somewhat, and the fund's slightly defensive positioning allowed it to benefit fully.

The fund's sector weightings were also generally positive contributors to performance. Large positions in two sectors in particular-- media and energy-- performed well. Limiting the fund's exposure to the forest products and transportation sectors was also a plus for performance, as these sectors remained weak during the period.

Over the next six months, the management team believes that continuing to move opportunistically out of CCC-rated bonds and into B and BB rated securities may prove beneficial. They are also seeking to position the portfolio to benefit from a relatively flat market, which they consider a distinct possibility over the remainder of the fiscal year.

Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.


Putnam VT Income Fund

INVESTMENT OBJECTIVE
Current income consistent with what Putnam Management believes to be prudent risk
------------------------------------------------------------------------
PORTFOLIO
Investment-grade and high-yield bonds, and U.S. government securities
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $12.70
Class IB                             $12.63
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Core Fixed-Income Team. Kevin Cronin is the Portfolio Leader. Rob Bloemker, Kevin Murphy, and Raman Srivastava are the Portfolio Members. During the year ended June 30, 2005, Kevin Murphy and Raman Srivastava joined the management team as Portfolio Members. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

26.1% Asset-backed Securities
18.0% Corporate Bonds & Notes
 0.2% Government Bonds
 3.0% Cash
52.7% Mortgage-backed Securities


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

The past six months marked a volatile period for fixed-income investors. The Federal Reserve Board continued its tightening policy throughout the period, raising the federal funds rate a total of five times. As a result, short-term rates rose and long-term rates eventually fell, flattening the yield curve substantially. (The yield curve measures the difference in interest rates of short- and long-term bonds.) In this environment, many sectors of the fixed-income market experienced negative returns. Nevertheless, for the six months ended June 30, 2005, Putnam VT Income Fund's class IA shares returned 2.68% at net asset value.

As yields rise, prices of existing bonds drop, while decreasing rates send prices higher. The management team had anticipated the flattening of yield curve by positioning a greater percentage of assets in long-term bonds, the yields of which fell. This helped the fund's performance, especially since prices of bonds on the shorter end of the yield curve, which the fund did have some exposure to, dropped.

In terms of sectors, management reduced the fund's exposure to investment-grade corporate bonds and mortgage pass-throughs. Corporate bonds as a sector suffered during the period after a number of large American automakers had their credit rating lowered to junk status. Car manufacturers had suffered doubly during the period from both sluggish sales and a difficult credit environment for their financing divisions. On the other hand, agency debentures, and Fannie Mae in particular, which suffered from accounting scandals during the period, were weak performers. The fund benefited from its limited exposure to both segments of the market.

The fund, which throughout 2004 had a significant exposure to the high-yield sector of the corporate bond market, now owns virtually nothing in the high-yield space. The fund had owned a number of bonds rated BB, which is considered below investment grade, but on the higher end of the credit spectrum within the high-yield sector. The sector as a whole had performed exceptionally well over the last 2-3 years, and management took the opportunity to lock in profits by shifting assets out of the sector.

Conversely, the fund had an increased exposure to commercial mortgage-backed securities (CMBSs) and asset-backed securities (ABSs)-- bonds that are guaranteed by specific assets rather than the credit of the issuer in general. These performed relatively well during the period, and management believes they are poised to continue to post solid returns during the second half of the year. Otherwise, the fund remains defensively positioned for what the team believes will be a challenging environment.

Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. Mutual funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.


Putnam VT International Equity Fund

INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of mainly large and midsize international companies
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $14.36
Class IB                             $14.29
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam International Core Team. Joshua Byrne and Simon Davis are the Portfolio Leaders. Mark Pollard is the Portfolio Member. During the year ended June 30, 2005, Portfolio Members Stephen Oler and George Stairs left the fund's management team and Mark Pollard joined as a Portfolio Member. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 9.5% Switzerland
 4.5% Netherlands
 4.5% United States
 3.4% Germany
26.2% Other Countries
13.9% France
16.0% United Kingdom
22.1% Japan


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Country allocations are based on country of risk. Information is as of 6/30/05 and may not reflect trades entered into on that date.

MANAGEMENT TEAM'S REPORT AND OUTLOOK

Global economic growth remained strong throughout the past six months, providing solid support for international equity markets. Growth was particularly robust outside the United States, especially in Asian and emerging markets, and international stock returns outpaced those from U.S. equities. However, the strengthening of the U.S. dollar relative to foreign currencies offset the performance advantage of international markets, reducing the gains when translated back into U.S. funds. Consequently, the fund's class IA shares returned -1.29% at net asset value for the six months ended June 30, 2005.

The fund seeks capital appreciation by investing primarily in large and midsize companies outside the United States. Management has no predetermined bias towards growth or value, and simply targets stocks that it believes are priced below their actual worth. In recent months, individual stock selection resulted in market and sector weighting shifts within the portfolio as management added stocks it considered undervalued and sold stocks that had appreciated and no longer offered attractive valuations. For example, the fund added to holdings in Japan, France, and the Netherlands while reducing exposure in Switzerland, the United Kingdom, and South Korea.

Among sectors, the team added to conglomerates with the purchase of Japanese trading company Mitsui, which is benefiting from China's robust development and its exposure to basic materials. The team added to the fund's European communications services holdings, where they believe strong free cash flow generation is not yet reflected in stock valuations, and to energy holdings. Profits were taken on some financials and basic materials stocks, and the portfolio's weighting in consumer cyclical issues was reduced since the team expects consumer spending to slow in coming months.

Top performers over the period included Canadian Natural Resources, which has vast oil reserves in Alberta, Canada. Japan Tobacco was another important contributor, as this company executed a successful restructuring that increased its competitiveness. Swiss pharmaceutical company Roche also performed exceptionally well. Disappointments over the period included Toyota, Canon, and Japanese brokerage firm Nomura Holdings. The team reduced exposure to Canon and Nomura.

As the global economy gradually decelerates and liquidity decreases because of interest-rate hikes by the U.S. Federal Reserve Board, the team believes higher-quality stocks stand to gain. Management favors emerging markets including Brazil, Mexico, Taiwan, and South Korea, where stock valuations are still attractive, financials strong, and fiscal policies and conditions favorable. They also favor Japanese equities, which offer attractive valuations, particularly in domestically-focused stocks as consumption is expected to improve. The fund currently has an underweight exposure to the United Kingdom.

International investing involves certain risks, such as currency fluctuations, economic instability,and political developments.
Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.


Putnam VT International Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth. Current income is a secondary objective.
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies located outside the United States and believed by management to be undervalued
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $13.22
Class IB                             $13.17
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam International Value Team. Pamela Holding is the Portfolio Leader. Frederick Copper is the Portfolio Member. During the year ended June 30, 2005, Portfolio Member George Stairs left the fund's management team and Frederick Copper joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 7.9% Switzerland
 7.5% Germany
 6.5% Netherlands
 5.0% Sweden
22.1% Other Countries
12.3% France
18.1% United Kingdom
20.7% Japan


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Country allocations are based on country of risk. Information is as of 6/30/05 and may not reflect trades entered into on that date.

MANAGEMENT TEAM'S REPORT AND OUTLOOK

The generally positive effects of growing economies around the globe enabled international stocks to outperform domestic stocks during the semiannual period. However, currency exchanges were volatile during the period, with the U.S. dollar gaining value against the euro and yen, which offset these gains. In this environment, Putnam VT International Growth and Income Fund's class IA shares returned -1.53% at net asset value.

In pursuing its objectives of capital growth and current income, the fund invests primarily in high-quality stocks of mid- and large-cap foreign companies that appear to be significantly undervalued. The portfolio remains broadly diversified among countries and within business sectors, and, as a general rule, management does not make large sector bets. To take advantage of changing market trends, however, the team will adjust sector weightings marginally as it has done during the recent period.

Over the past six months, management positioned the portfolio with an emphasis on attractively valued stocks in cyclical industries including basic materials, energy, technology, and capital goods. This positioning greatly benefited performance, and management took advantage of dramatic moves in the basic materials sector to take profits in some metals and mining stocks and redeploy assets into commodity chemical companies. Holdings that made particularly strong contributions included Japan Tobacco; SanTen Pharmaceutical, a leading Japanese ophthalmology pharmaceutical company; and German chemical company BASF. Not owning the large Japanese bank Mitsubishi Tokyo Financial Group, and maintaining a small position in the financials sector generally, also benefited returns.

Stock selection in the health-care sector, primarily Japanese pharmaceutical companies such as Sankyo, detracted from returns. The fund continued to build its position in this sector, which management believes offers attractive valuations and companies with good niche positions in their markets. Communications services holdings also performed poorly, in particular Japanese holdings NTT and NTT Do Co Mo. British beverage exporter Diageo also disappointed, and management sold the holding over the period.

While U.S. economic growth appears to be moderating, the management team sees growth potential in resource-based economies such as Brazil, Australia, and emerging Asian countries. They also expect earnings growth potential in Europe and Japan to remain solid as productivity improvements begin to take hold. While consumer spending is weakening across the globe, capital spending has yet to increase, and the team anticipates that the technology and capital goods sectors will benefit once this takes place. Although currency shifts worked against the fund during the period, management believes these factors may turn positive in coming months and that the U.S. dollar could begin to weaken against Asian currencies.

International investing involves certain risks, such as currency fluctuations, economic instability,and political developments.
Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.


Putnam VT International New Opportunities Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies located outside the United States believed to have strong growth potential
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $12.81
Class IB                             $12.76
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam International Growth Team. Stephen Dexter is the Portfolio Leader. Peter Hadden and Denise Selden are the Portfolio Members. During the year ended June 30, 2005, there were no changes to your fund's management team. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 4.4% Germany
 3.8% Netherlands
 3.5% Norway
32.1% Other Countries
 6.7% Switzerland
 9.9% France
17.9% Japan
21.6% United Kingdom


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Country allocations are based on country of risk. Information is as of 6/30/05 and may not reflect trades entered into on that date.

MANAGEMENT TEAM'S REPORT AND OUTLOOK

The past six months marked a period of relatively high returns for international equities. While stocks in the United States spent the period mired within a narrow trading range, there were a number of strong performances turned in by companies overseas. Many occurred in the larger-cap universe, which for the first time in several years, began to outperform smaller-company stocks. In this environment, Putnam VT International New Opportunities Fund delivered solid performance, its class IA shares returning 3.18% at net asset value for the six months ended June 30, 2005.

During the period, the management team made a number of changes to the fund's country allocations. Shifting fundamentals in Japan, for example, prompted the team to move assets to other more attractive markets, primarily in Europe. This was also true of Australia, although for different reasons. Australia has been exceptionally strong in recent months, and management decided to lock in profits by reducing the fund's exposure there.

Although country allocations are monitored, the team's stock selection strategy is based on a bottom-up process, which seeks to identify companies that appear likely to outpace their peers and succeed in varying market environments. As evidence of that philosophy, the fund's top-performing holdings for the period came from a variety of sectors, industries, and countries. Canadian Natural Resources and Encana are Canadian integrated oil and gas companies that have grown at a faster rate than their competition, and both companies were able to benefit from rising oil prices during the period. The Encana position was sold before the end of the period. Vinci is a French construction company that also posted strong returns. The company excels at securing contracts for commercial and residential property. Japan Tobacco also contributed positively to performance. Despite doubts about how well the company would be able to perform after losing its contract to distribute Marlboro cigarettes, the company has been aggressively marketing and quietly reducing costs, and generated solid returns.

The fund's biggest detractors from performance during the period were all Japanese companies: Nomura Holdings, a brokerage firm; Onward Kashiyama, a specialty clothing retailer; Sankyo, a pharmaceutical company; and Omron, a factory automation company. As a result, having a limited exposure to Japan actually helped performance.

Going forward, the team believes that international equities remain attractive. European and Japanese companies have been increasingly focused on delivering shareholder returns, making those markets more attractive than they have been historically. Nevertheless, it is unclear whether international markets themselves will be capable of producing significant positive returns; rather, any gains will likely stem from the active management of a globally diversified portfolio.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.
Additional risks may be associated with emerging market securities, including illiquidity and volatility. The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Investors Fund

INVESTMENT OBJECTIVE
Long-term growth of capital and any increased income that results from this growth
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large U.S. companies
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $10.04
Class IB                             $10.01
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam U.S. Core Team. James Wiess is the Portfolio Leader. Joshua Brooks, Richard Cervone and James Yu are the Portfolio Members. During the year ended June 30, 2005, there were no changes to your fund's management team. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

13.2% Healthcare
10.2% Energy
 6.2% Consumer Staples
 1.8% Capital Goods
 1.4% Conglomerates
 4.6% Other
 0.4% Cash
14.2% Technology
18.4% Consumer Cyclicals
29.8% Financial

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.

MANAGEMENT TEAM'S REPORT AND OUTLOOK

After rallying late in the fourth quarter of 2004 on the heels of a swiftly decided presidential election, the U.S. stock market began to falter. Concerns about future interest-rate hikes by the Federal Reserve Board (the Fed) along with soaring oil prices kept stock prices within a relatively narrow range throughout the first six months of 2005. Nonetheless, Putnam VT Investors Fund recorded positive returns during the period. For the six months ended June 30, 2005, its class IA shares returned 1.26% at net asset value.

The fund's primary investment strategy is to adhere to a bottom-up stock selection process, regardless of market or macroeconomic trends. That being said, certain market sectors had a more significant impact on performance over the past six months than others. The consumer cyclicals sector, for example, was one of the fund's best performing sectors due to the team's particularly strong stock selection there. Health care and industrials were also strong performers, also mainly because of strong stock selection, but the fund's limited exposure to utilities was something of a missed opportunity that detracted from performance.

In terms of individual holdings, the Chicago Mercantile Exchange was one of the fund's top performers. The management team believes the exchange is well ahead of the competition in moving to electronic-based trading. Trading volumes have exceeded expectations lately, which eased market concerns over pricing pressure. Amerada Hess, an integrated oil company, also posted solid returns. Under its new management, the company has generated strong revenues recently as oil prices have soared. Marathon Oil Corp., another oil and gas company, specializes in the refining end of the business, an area where the team sees especially strong growth potential due in part to improvements in the company's operations.

Two stocks that detracted from returns were Fannie Mae and AIG, both within the financial industry. Fannie Mae, the Federal National Mortgage Association, as well as AIG, the insurance conglomerate, had been rocked by accounting scandals during the year; both are now under new management. The team feels that both companies are undervalued and the stocks remained in the portfolio as of the end of the period.

A number of factors could have a significant impact on the direction of the market over the coming months. An aggressive tightening policy on the part of the Fed could send the market into negative territory, while a more pro-growth stance could help the market rally in the second half of the year. Energy prices, the housing market, and the U.S. dollar are all other factors that will likely affect the economy and the market as the team continues to implement a bottom-up stock selection strategy.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Mid Cap Value Fund

INVESTMENT OBJECTIVE
Capital appreciation and, as a secondary objective, current income
------------------------------------------------------------------------
PORTFOLIO
Primarily stocks of midsize companies believed to be undervalued
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $14.82
Class IB                             $14.77
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Small and Mid-Cap Value Team. James Polk and Edward Shadek are the Portfolio Leaders. Frederick Copper is the Portfolio Member. During the year ended June 30, 2005, there were no changes to your fund's management team. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 8.6% Technology
 7.5% Utilities
 7.4% Capital Goods
 5.6% Basic Industrial Products
 7.2% Other
 3.1% Cash
 9.7% Energy
10.4% Healthcare
14.9% Consumer Cyclicals
25.5% Financial


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.

MANAGEMENT TEAM'S REPORT AND OUTLOOK

The stock market remained volatile over the past six months, as market and investor expectations about economic growth, the pace of action by the Federal Reserve Board, inflationary pressures, and energy prices kept shifting. However, mid-capitalization stocks generally gained and for the six months ended June 30, 2005, Putnam VT Mid Cap Value Fund's class IA shares posted a total return of 2.92% at net asset value.

This fund seeks capital appreciation by identifying what the management team considers to be undervalued, high-quality companies among the market's mid-capitalization issues. The team targets companies with well-defined objectives and strategies for improving shareholder value, as well as management teams that appear able to execute those strategies successfully. Management's focus is on bottom-up, individual stock analysis, rather than concentrating on particular industry sectors.

During the period, the biggest contributors to fund performance were holdings in health care, energy, and financial services. In health care, the fund has a number of positions in generic drug manufacturers, which, management believes, stand to benefit as many blockbuster drugs come off patent in the next few years and both government and insurance companies encourage the use of generics in attempts to control drug costs for their clients. Par Pharmaceutical, Andrx, and Ivax are three of the portfolio's top holdings in this area of the pharmaceutical industry. Other strong performers from the health care sector were drug wholesaler Amerisource and Omnicare, which operates pharmacies in long-term care facilities. Energy stocks were also strong performers over the period. National Oilwell Varco, a manufacturer and distributor of equipment for oil and gas drillers, and EOG Resources, one of the world's largest independent oil and natural gas exploration and production companies, were key contributors to results. The drop in long-term interest rates was a boon for fund holding Indymac, a mortgage originator.

After its leading contribution in 2004, the fund's position in Eastman Kodak disappointed in the past six months. Management is watching this stock closely and is considering using price weakness to add to the portfolio's position. Other disappointments included Molson-Coors, American Power Conversion, which makes power protectors for computers, and Lyondell Chemical, which management sold by the end of the period.

Given uncertainties surrounding high oil prices, the future pace of economic growth, and the likelihood of higher interest rates, management has become slightly more defensive. The fund has reduced exposure to commodities firms, and now favors more specialized basic materials companies, which have better pricing power. At the end of the period, the portfolio was concentrated in attractively valued stocks of companies with cost-cutting and other internal levers that management believes can help improve their performance in the months ahead.

The fund invests some or all of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Money Market Fund

INVESTMENT OBJECTIVE
As high a rate of current income as management believes is consistent with preservation of capital and maintenance of liquidity
------------------------------------------------------------------------
PORTFOLIO
High-quality short-term fixed-income securities
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                              $1.00
Class IB                              $1.00
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Fixed-Income Money Market Team. Joanne Driscoll is the Portfolio Leader. Jonathan Topper is the Portfolio Member. During the year ended June 30, 2005, there were no changes to your fund's management team. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 8.9% Corporate Bonds & Notes
 7.1% Euro Certs of Deposit
 7.1% U.S. Gov't Repurchase Agmts
 5.3% Yankee Certs of Deposit
 4.3% Domestic Certs of Deposit
 2.1% Promissory Notes
 1.0% Government Agency Notes
21.1% Foreign Commercial Paper
33.9% Asset-backed Commercial Paper
 9.3% Domestic Commercial Paper

Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.

MANAGEMENT TEAM'S REPORT AND OUTLOOK

The U.S. economy continued to expand over the past six months, supported by respectable corporate earnings and an improving employment picture. Given this economic strength, the Federal Reserve Board continued to raise short-term interest rates gradually. The fund's management team sought to increase the fund's income stream commensurate with the rise in interest rates. Successful efforts to capture rising yields by reducing the fund's average days to maturity, a measure of the fund's sensitivity to changes in interest rates, led the fund's class IA shares to return 1.11% for the six months ended June 30, 2005.

Management utilized three different strategies in order to boost the fund's income. First, the team shifted a greater portion of assets from fixed-rate to floating-rate money-market securities. This made the portfolio more sensitive to the rise in interest rates and increased its income potential. Floating-rate notes are more responsive to changes in interest rates as these securities are tied to market indexes that reset on a periodic basis.

Another strategy implemented during the period was to increase investments in the multi-billion dollar commercial paper market, which is a substantial source of short-term funding. Management focused on fixed-rate securities with maturities of three to six months, considering this short enough to provide the portfolio with flexibility for the future and additional income over the near term. Holdings such as Park Granada, Govco Incorporated, and Klio II Funding Corp., which are asset-backed commercial paper programs, exemplify this strategy. One of the fund's larger issuers was Morgan Stanley, a leading global investment banking and securities firm whose performance benefited from an upsurge in merger and acquisition activity over the period. The fund's investments in U.S. dollar-denominated debt of foreign issuers also increased during the period, including those of Swedbank in Sweden. The team's third strategy to add incremental income involved taking advantage of periods when investors' expectations of potential rate hikes by the Fed led to a widening of yield spreads among different types of securities.

Management anticipates moderate economic growth and modest, gradual Fed tightening in the months ahead. Accordingly, the fund's investment decisions will continue to revolve around strategies designed to keep the portfolio responsive to rising interest rates and accruing the incremental income that comes with holding shorter-term money market instruments.

Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to maintain a constant share price of $1, it is possible to lose money by investing in this fund.


Putnam VT New Opportunities Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors that management believes have strong long-term growth potential
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $17.04
Class IB                             $16.81
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Mid-Cap Growth and Small and Emerging Growth teams. Kevin Divney is the Portfolio Leader. Brian DeChristopher and Richard Weed are the Portfolio Members. During the year ended June 30, 2005, Portfolio Leader Daniel Miller and Portfolio Member Brian O'Toole left the fund's management team and Kevin Divney joined the team as a Portfolio Leader. Shortly after the end of the period, Portfolio Leader Paul Marrkand left the management team and Brian DeChristopher joined as a Portfolio Member. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

18.5% Consumer Cyclicals
10.0% Financial
 8.6% Consumer Staples
 4.9% Energy
 1.8% Capital Goods
 1.7% Basic Industrial Products
 0.9% Cash
 1.7% Other
24.2% Healthcare
27.7% Technology


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

The past six months produced fairly mixed results for equity investors. During the first quarter of 2005, two trends from the final months of 2004 continued: value-style stocks outperformed growth, while smaller-caps outperformed large caps. However, beginning around April, market leadership began to change as larger-cap growth-style equities outperformed the market averages. Throughout the period, stocks in general were limited to a narrow trading range, reflecting investors' concerns over the future of interest rates, inflation, and whether the economy as a whole would remain strong as the year progressed. In this environment, Putnam VT New Opportunities Fund's class IA shares returned 0.32% at net asset value.

Over the period, the fund's best performing sector by a wide margin was the energy sector. As oil prices soared during the year, many oil and gas companies-- especially those that had a significant portion of their business in refining, distribution, and retail sales-- were able to increase profits and revenue. Amerada Hess and Sunoco were two prime examples. Burlington Resources, which specializes in exploration, production, and marketing of natural gas and crude oil products, was another strong performer in this sector.

Consumer stocks were also positive contributors to performance. Within the consumer cyclicals sector, Claire's Stores, a specialty retailer of fashion accessories; Michael's Stores, a national arts and crafts retailer; and American Eagle, a specialty clothing retailer, all posted solid returns. The team took profits on the Claire's Stores position before the end of the period. The stocks generally were selling at what management felt were attractive valuations and the companies tended to operate fairly efficiently. Within consumer staples, United Defense, a defense contractor and makers of the Bradley Fighting Vehicle, was purchased at a healthy premium by a British company, contributing to performance although it was sold before the end of the period. Energizer Holdings, the battery manufacturer, appeared undervalued at the beginning of the period and saw a solid runup in its share price.

Although the fund had a limited exposure to the heath care sector and large pharmaceuticals in particular, the portfolio did include Pfizer, a major drug manufacturer. The entire pharmaceutical industry struggled after Merck, one of Pfizer's competitors, pulled its prescription drug Vioxx due to concerns about potential side effects. Pfizer detracted from fund performance and was sold off entirely before the end of the period. The technology sector on the whole detracted from returns, although the team remains optimistic about its longer-term growth prospects.

Going forward, the team believes that the strength of growth-style investments will continue into the second half of the year. The team feels that many investment opportunities currently exist within the technology, health care, cyclicals, and energy sectors and will seek to position the fund to take advantage of them.

This fund invests some or all of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT New Value Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large and midsize companies believed to be undervalued
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $16.29
Class IB                             $16.21
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Value Team. David King is the Portfolio Leader. Michael Abata is the Portfolio Member. During the year ended June 30, 2005, there were no changes to your fund's management team. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 8.5% Consumer Staples
 7.9% Technology
 6.4% Basic Industrial Products
 6.2% Capital Goods
11.5% Other
 1.0% Cash
 8.8% Healthcare
10.8% Energy
11.8% Consumer Cyclicals
27.2% Financial


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

Equity performance was relatively flat for the first six months of 2005, although the stock market experienced considerable volatility along the way. The U.S. economy continued to grow, supported by solid corporate earnings and an improving employment picture. Investor confidence fluctuated, however, amid concerns about rising oil prices and the pace of action by the Federal Reserve Board. Prudent stock selection in this changeable environment enabled the fund's class IA shares to return 0.23% at net asset value for the six months ended June 30, 2005.

The fund seeks long-term capital appreciation by investing in stocks of midsize and large companies that the management team considers undervalued or out-of-favor. In recent months, holdings in the energy, health care, aerospace, and health services sectors all contributed to returns. High oil and gas prices underpinned superior performance from oil exploration companies Marathon Oil Corp. and Amerada Hess. In aerospace, top ten holding Boeing was a major contributor to performance as strong orders for the company's new Dreamliner aircraft drove up its stock price. Management took some profits and reduced the position by the end of the period. Aircraft manufacturer Lockheed Martin also benefited fund performance.

Investors favored the steady, predictable revenue streams and improved profit margins of many health services stocks over the period. The fund enjoyed strong returns from Cigna Corporation, which has evolved from a general insurance company to an HMO, and HCA, a chain of 190 acute, general, and psychiatric hospitals in twenty states.

Some larger holdings proved during this period, companies that had provided strong returns in the past and appear positioned to do so again, but that have simply paused for profit taking in the recent period. Tyco, Xerox, Alcoa, Masco Corporation, McDonald's and Home Depot exemplify this trend. Auto parts manufacturer Leer Corporation was another disappointing holding in recent months. This company's sales declined due to credit rating downgrades for Ford and General Motors, product cutbacks from these automakers and Chrysler, and a shift toward smaller cars that decreased orders for the seats manufactured by Leer. Box and linerboard manufacturer Smurfit Stone Container also delivered disappointing returns, although management believes this stock will rebound as economic growth picks up.

While economic growth has slowed somewhat, management views this as something of a mid-cycle deceleration while the market digests the economic effects of higher energy prices and the Fed's multiple interest-rate hikes. In repositioning the fund to benefit from ongoing economic growth, management has been gradually adding holdings in consumer cyclicals, transportation, and basic industrials sectors.

This fund invests some or all of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly.


Putnam VT OTC & Emerging Growth Fund

INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of small and mid-sized emerging growth companies. It may include stocks traded in the over-the-counter market
(OTC) and stocks of emerging growth companies listed on securities exchanges.
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                              $6.03
Class IB                              $5.95
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Small and Emerging Growth Team. Richard Weed is the Portfolio Leader. Raymond Haddad is the Portfolio Member. During the year ended June 30, 2005, Portfolio Leader Roland Gillis and Portfolio Member Daniel Miller left the management team, Richard Weed joined the team as Portfolio Leader, and Raymond Haddad joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]

PORTFOLIO COMPOSITION

 9.1% Consumer Staples
 7.8% Financial
 7.3% Energy
 6.3% Capital Goods
 2.2% Basic Industrial Products
 2.9% Other
 4.9% Cash
17.4% Consumer Cyclicals
18.0% Technology
24.2% Healthcare


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

Equities ended the semiannual period on a positive path, although the market faced significant challenges along the way. Despite low inflation, relatively low interest rates, and a growing economy, the market lacked direction. The pace of interest-rate tightening by the Federal Reserve Board, climbing oil prices, and moderating corporate profit growth created uncertainty and kept stock prices fluctuating. However, the team's astute stock selection in the consumer cyclicals, energy, and industrials sectors helped offset some of these negative influences. For the six months ended June 30, 2005, the fund's class IA shares returned -0.33% at net asset value.

The fund seeks capital appreciation by targeting small and midsize companies whose earnings management expects to grow rapidly. Although top-down macroeconomic, market, and sector analysis is an important aspect of the fund's investment process, management's stock-picking expertise is the primary focus. In selecting stocks for the portfolio, the team utilizes proprietary quantitative techniques to value companies, evaluate competitive opportunities, scrutinize fundamentals including earnings and cash flow, and put risk controls in place that can help keep the fund broadly diversified across a wide range of industries and sectors. During the recent period, management's stock selection proved especially successful in the retail, energy, and industrials sectors. However, in the technology and basic materials sectors, several holdings delivered disappointing performance.

Among consumer cyclicals holdings, Aeropostale, a mall-based retailer of clothing for teenagers, delivered superior returns due to solid store expansion and correctly anticipating fashion trends. Mall-based teen clothier Abercrombie & Fitch, maker and retailer of footwear and apparel Timberland, and national auto parts chain Advanced Auto Parts also made positive contributions.

In energy, coal producer Consol Energy was a leading contributor, as were independent oil and gas exploration company Noble Energy and oil company supplier Pride International. United Defense Industries, a large industrial holding and maker of the Bradley Fighting Vehicle, was the largest contributor to fund returns over the period, following its takeover by BAE Systems. The stock was sold at a premium during the period, and is no longer held in the portfolio.

Disappointments during the period included computer security device maker RSA Security and Skyworks, a semiconductor manufacturer. Both positions were sold. Basic materials company Steel Dynamics suffered losses as demand from auto makers weakened. However, management believes the company is fundamentally sound and anticipates improving demand in coming months.

The team believes that economic growth, low inflation, and low interest rates will create a favorable backdrop for equity performance in the months ahead. As always, management will use qualitative and quantitative methods to discover and hold attractively priced stocks from companies that are positioned for strong earnings in their industries.

This fund invests some or all of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Research Fund

INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large, U.S.-based companies
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $11.40
Class IB                             $11.35
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Global Equity Research Team. Joshua Brooks and Kelly Morgan are the Portfolio Leaders. Mark Bogar, John Coffey, and Charles Dane are the Portfolio Members. During the year ended June 30, 2005, Joshua Brooks and Kelly Morgan became the Portfolio Leaders of the management team and Mark Bogar, John Coffey, and Charles Dane joined the team as Portfolio Members. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

12.8% Healthcare
 9.6% Energy
 8.0% Consumer Staples
 5.4% Capital Goods
 4.4% Communications
 8.0% Other
 1.4% Cash
14.6% Consumer Cyclicals
15.6% Technology
20.4% Financial


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

The semiannual period ended on a positive note for equity performance, although the first few months of 2005 were challenging. January brought increased volatility as investors became concerned about the potential for rising inflation and the possibility that the U.S. Federal Reserve Board would raise interest rates rapidly rather than gradually. In March and April, slower economic activity precipitated equity market declines as well. The market recovered somewhat in May and June as inflation appeared more manageable and investors' risk aversion began to subside. Despite this changeable climate, prudent stock selection across a number of industry sectors enabled the fund's class IA shares to return 0.75% at net asset value for the six months ended June 30, 2005.

Throughout the period, the fund maintained its focus on stocks from large, U.S.-based companies that the management team believes offer strong growth potential. The strongest returns came from holdings in four main sectors: energy, basic materials, capital goods, and consumer cyclicals. Energy stocks were by far the portfolio's top performers, and within this sector, the key contributors to results were oil exploration companies Amerada Hess and Marathon Oil.

Basic materials holdings also contributed solid returns over the period, and concrete products, sand, and gravel producer Aggregate Industries was a top performer. The team took profits on this position early in the period. Among capital goods holdings, the fund enjoyed strong performance from aerospace companies Lockheed Martin and Boeing. Consumer cyclicals holdings delivered strong returns, with the exception of eBay, which dropped precipitously over concerns about decelerating listings growth. On the positive side, crafts store chain Michael's Stores delivered superior performance, as did Kohl's.

Holdings in the financial, health-care, and technology sectors also boosted returns over the period. Among financial holdings, futures exchange Chicago Mercantile Exchange stands out as a leading contributor. The exchange experienced huge growth in its trading volumes as well as growing demand from institutional investors for its electronic trading platform, Globex. In technology, Motorola spin-off Freescale Semiconductor was a top performer, while among health-care holdings, medical technology and biotech companies Genzyme, Medtronic, and St. Jude Medical also delivered solid results.

Detractors from performance included Fannie Mae, which continued to be weak as Congress debated possible regulatory changes and insurance conglomerate American International Group, which was affected by accounting scandals during the period and is now under new management. Shares of conglomerate Tyco declined, pressured by the slowing rate of economic growth.

Going forward, the team believes that the environment remains supportive of equity performance in a variety of sectors. Although the pace of growth has slowed, corporate earnings continue to show strength. Interest rates, while rising, are still low historically. With its diversified portfolio of high quality stocks from large U.S. companies, management believes the fund is well positioned to pursue opportunities throughout the equity universe.

The fund may invest a portion of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Small Cap Value Fund

INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks of small-capitalization companies believed to have potential for capital growth
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $21.73
Class IB                             $21.60
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Small and Mid-Cap Value Team. Edward Shadek is the Portfolio Leader. Eric Harthun is the Portfolio Member. During the year ended June 30, 2005, there were no changes to your fund's management team. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 9.5% Capital Goods
 7.9% Consumer Staples
 7.3% Healthcare
 6.9% Basic Industrial Products
 5.2% Energy
 5.6% Other
 1.4% Cash
11.2% Technology
19.8% Consumer Cyclicals
25.2% Financial


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

After an extremely strong showing in late 2004, small-cap stocks have had mixed results thus far in 2005. The small-cap market on the whole has outperformed large-cap stocks for the past several years. This trend ended rather abruptly after a broad sell-off at the beginning of the year, as investors locked in profits. While small caps went on to recover in the second quarter of 2005, the result over the entire semiannual period was fairly flat returns. For the six months ended June 30, 2005, Putnam VT Small Cap Value Fund's class IA shares returned 0.89% at net asset value.

On a macroeconomic level, with the future of both short-term interest rates (as determined by the Federal Reserve Board) and the strength of the overall economy in question, investors were generally less willing to speculate on small-cap holdings and instead shifted assets to less volatile investments. Another trend that affected results was the heightened level of mergers and acquisitions during the period. Small companies are traditionally prime candidates for takeover bids, and during the period, two of the portfolio's holdings were involved in acquisitions. United Defense, a defense contractor, was purchased by BAE at a premium; Premcor, an oil refining company, announced it would be acquired by Valero, another refining company. Both of these transactions sent share prices of the acquired companies higher, and created gains for the fund, and both stocks were sold during the reporting period as a result.

From a sector standpoint, stocks that were able to benefit from the dramatic increase in oil prices during the period outperformed the market by a wide margin. While the fund had exposure to the energy sector, as a rule, management does not make large-scale sector bets but uses a strictly bottom-up stock selection process. Two of the best-performing securities over the past six months were AAR Corp. and Crompton, which has since changed its name to Chemtura. AAR is an international aviation supply company that sells after-market parts, and it has thrived as airlines have sought to reduce costs. Chemtura is a specialty chemical company. After a change in management, it has benefited from a more proactive approach to marketing and sales.

On the other hand, Polyone Corp., another specialty chemical company; Fleetwood Enterprises, an RV and prefabricated home supplier; and EGL Eagle Global Logistics, a heavy freight transport company, all suffered as a result of high fuel costs and Polyone Corp., in particular, was hurt by the increased cost of raw materials during the period.

Going forward, the team plans to continue its focus on bottom-up stock selection. Despite small-cap stocks' strong performance versus other equity asset classes over the past few years, the management team still believes this market segment offers attractive opportunities for longer-term investors.

This fund invests some or all of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Utilities Growth and Income Fund

INVESTMENT OBJECTIVE
Capital growth and current income
------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by utility companies
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $14.16
Class IB                             $14.11
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Global Equity Research and Putnam Core Fixed-Income teams. Michael Yogg is the Portfolio Leader. Kevin Murphy and Masroor Siddiqui are the Portfolio Members. During the year ended June 30, 2005, Michael Yogg who has played a lead role in management of the fund since 2000 under various designations, was officially named Portfolio Leader of the management team and Kevin Murphy and Masroor Siddiqui joined the team as Portfolio Members. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION (EQUITIES)]


PORTFOLIO COMPOSITION (EQUITIES)

 0.8% Power Producers (Independent)
 0.8% Water Utilities
 0.7% Conglomerates
 0.1% Consumer Cyclicals
 4.0% Cash
32.1% Communications
55.5% Electric Utilities
 1.2% Energy
 4.9% Natural Gas Utilities


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date. Information does not reflect the fund's fixed-income holdings or holdings in the telephone and telecommunications industries.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

Exceptionally favorable conditions for electric and gas utilities stocks prevailed throughout the past six months. Two factors contributed to this trend: investor preference for more predictable investments, and the continued strength of gas and electricity prices. The bond market's resiliency was another favorable influence on utilities stocks, which tend to track the bond market to a greater extent than stocks in other industries. Consequently, for the six months ended June 30, 2005, the fund's class IA shares returned 6.54% at net asset value.

Throughout this period, the fund's management team continued its basic strategy of selecting among the securities of companies that provide basic, stable-demand services including electricity, gas, water, and telecommunications. The team did not significantly change the fund's sector allocation over the period, retaining a large position in gas and electric utilities, a little less than a third of the portfolio in telecommunications equities, and approximately 8% of assets in bonds issued by telecom, gas, and electric utilities.

Although the fund's solid returns reflect the strength of gas and electric utilities over the period, the fund's conservative approach meant it did not benefit from the strength of several of the period's top-performing companies. Gas and electric utilities holdings that provided superior returns included Edison International, CMS Energy (which was sold on strength before the end of the period), and Exelon. Three telecommunications stocks also contributed to results. The first was Telus, a mobile telecom company based in Canada. Canada's wireless penetration is among the lowest in the developed world, which bodes well for Telus's growth potential. The second was China Netcom, a fixed-line telecom company that the team believes is poised for additional growth in basic telephony and broadband in its Northern China service area. The fund's holdings in Hellenic Telecom, the incumbent fixed-line telecom company in Greece, also appreciated significantly over the past six months.

In recent months, low interest rates and high energy prices have been a boon for utilities stocks. While the management team is seeking to position the portfolio to benefit from this situation to a reasonable extent, they are also working to limit its risk exposure in order to reduce the damage a fall in prices or a rise in interest rates could produce. At the end of the period, telecommunications stocks in Europe and Asia were still attractively priced and management believed that some combination of merger and acquisition activity, government action, or market appreciation had the potential to raise valuations.

The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Mutual funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.


Putnam VT Vista Fund

INVESTMENT OBJECTIVE
Capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Common stocks believed to have potential for capital growth
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $12.57
Class IB                             $12.40
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Mid Cap Growth Team. Kevin Divney is the Portfolio Leader. Brian DeChristopher is the Portfolio Member. During the year ended June 30, 2005, there were no changes to your fund's management team, but shortly after the close of the period, Portfolio Leader Paul Marrkand left the fund's management team and Brian DeChristopher joined the team as a Portfolio Member. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 7.4% Financial
 6.7% Consumer Staples
 6.4% Capital Goods
 2.8% Transportation
 1.8% Other
 0.1% Cash
19.2% Healthcare
21.9% Consumer Cyclicals
25.4% Technology
 8.3% Energy


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

The past six months marked a relatively solid period for mid-cap stocks. With the economy in the United States strong and growing, albeit at a less rapid pace than in 2004, equities in general have outperformed bonds, and in particular, the stocks of faster-growing companies, such as those found in the mid-cap universe have become more attractive to investors. This environment, unfortunately, was rather slow to develop during the period, and Putnam VT Vista Fund posted essentially flat returns. For the six months ended June 30, 2005, the fund's class IA shares returned -0.08% at net asset value.

The management team believes agile, growth-oriented mid-cap companies with healthy balance sheets continue to offer some attractive investment opportunities. These stocks may also offer the additional benefit of being more stable than the stocks of smaller, less established companies; the team believes that investors will come to consider this an advantage over the rest of the fiscal year.

The fund had a significant exposure to the energy sector, which on the whole benefited from soaring oil prices during the year. Amerada Hess and Sunoco, both integrated oil companies, were able to increase their margins and revenues through their oil refining and retail sales capabilities. Energy stocks, and these two in particular, were among the fund's top performers over the six-month period. Also strong were the fund's consumer cyclical holdings. Many analysts had expressed concern over whether this sector could post positive returns in 2005, given the strain that high gas prices and rising interest rates put on the consumer. Management consequently focused on companies they believed to have attractive valuation levels and room to grow. Claire's Stores, a specialty retailer of fashion accessories; Michael's Stores, a national arts and crafts retailer; and American Eagle, a specialty clothing retailer all posted solid returns.

Technology and health care, on the other hand, were more disappointing sectors for the fund. Despite compelling valuations in the industry, the market was unimpressed with the earnings reports from tech companies in general and the fund's significant exposure to technology stocks was not advantageous. Within health care, management avoided large pharmaceutical companies, which helped performance, and focused more on medical product and supply companies. PacifiCare Health Systems, a West Coast HMO that was able to increase margins during the period, performed well for the fund. Detractors from performance included Sigmatel, a semiconductor company that was hurt by competitive pressures, Georgia Gulf Corp. a maker of chemicals used in construction and appliances, which experienced plant outages and lower sales volume, and farm and construction machinery maker Terex, which declined during the semiannual period but made a significant recovery after the end of the period.

Going forward, the team believes that after several years of value-style investments outperforming growth, that trend has begun to reverse itself. The economy remains strong, as does the individual consumer, and the team feel many investment opportunities still exist within the technology, health care, cyclicals, and energy sectors.

This fund invests some or all of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Voyager Fund

INVESTMENT OBJECTIVE
Long-term capital appreciation
------------------------------------------------------------------------
PORTFOLIO
Stocks of large and midsize companies believed to have growth potential
------------------------------------------------------------------------
NET ASSET VALUE               June 30, 2005
Class IA                             $26.75
Class IB                             $26.63
------------------------------------------------------------------------

MANAGEMENT TEAM

The fund is managed by the Putnam Large-Cap Growth Team. Kelly Morgan and Robert Ginsberg are the Portfolio Leaders. Saba Malak is the Portfolio Member. During the year ended June 30, 2005, Portfolio Leader Brian O'Toole and Portfolio Members David Santos, Walt Pearson, and Tony Elavia left the management team, Kelly Morgan and Robert Ginsberg joined the team as Portfolio Leaders, and Saba Malak joined as a Portfolio Member. Information about other funds managed by these individuals can be found on page 33.


[GRAPHIC OMITTED: pie chart PORTFOLIO COMPOSITION]


PORTFOLIO COMPOSITION

 7.8% Consumer Staples
 5.4% Capital Goods
 5.1% Energy
 1.3% Communications
 1.9% Other
 2.8% Cash
19.0% Consumer Cyclicals
19.7% Healthcare
24.9% Technology
12.1% Financial


Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 6/30/05 and may not reflect trades entered into on that date.


MANAGEMENT TEAM'S REPORT AND OUTLOOK

The past six months have been a challenging period for investors in large-capitalization stocks. The U.S. stock market began the year on a positive note, but soon became mired in a narrow trading range, stalled by high oil prices, concerns over future interest rate hikes by the Federal Reserve Board (the Fed), the possibility of inflation, and a weak U.S. dollar. This environment was particularly challenging for large-cap investors, which, despite a recent turnaround in the second quarter of 2005, have now lagged their smaller-cap counterparts for the past five years. Likewise, value stocks continued their recent outperformance of growth style investments during the reporting period. As a result, for the six months ended June 30, 2005, Putnam VT Voyager Fund's class IA shares returned -1.33% at net asset value.

Early in the March, the management team made some adjustments to the fund's portfolio with respect to valuation and market capitalization. The team has gradually been shifting assets out of so-called "mega-cap" stocks-- the very biggest of the large-cap equities-- and into the smaller end of the large-cap universe. This strategy helped performance over the period and the team believes it will be beneficial going forward, as there appear to be more attractively valued companies within this area of the market.

From a sector standpoint, energy stocks have led the market by a wide margin due primarily to soaring oil prices. The fund held a large position in the energy sector, and the team's stock selection was especially strong there. Valero, the second largest oil refiner in the U.S., performed exceptionally well during the period. Valero specializes in refining heavy sour crude oil, which sells at a discount to light sweet crude, and the company was able to capitalize on their unique abilities. Health care stocks also performed well. Medco, a pharmacy benefit manager, had a strong six months with its mail-order prescription business as corporations have sought to keep heath and medical expenses in check. The team took profits on this position before the end of the period. The technology sector-- the performance of which often hinges on the perceived strength of the economy-- struggled in general during the period.

Other noteworthy individual holdings included AIG and the Chicago Mercantile Exchange. Accounting scandals that led to a $2.7 billion adjustment in the book value of AIG, the insurance conglomerate, sent its stock lower. Other major detractors from performance included a significant position in eBay, which declined dramatically during the period as investors became concerned that its growth rate was slowing, and McDonald's, which lost value due to the weakness of its European business. On a positive note, the Chicago Mercantile Exchange was one of the fund's top performers. The management team believes the exchange is well ahead of the competition in moving to electronic-based trading.

Over the next six months, the team believes the large-cap segment of the market could begin to return to favor. Smaller-capitalization stocks have outperformed large-caps for five years; this type of market leadership cycle typically lasts only one to two years. The team will seek to position the fund to benefit from this potential transition, and to take advantage of the opportunities among wireless communications, specialty retailers, and energy companies that currently appear particularly attractive.

The fund invests some or all of its assets in small and/or mid-size companies. Such investments increase the risk of greater price fluctuations.




Other Funds Managed by PVT Fund Management Team Members

Listed below are the Putnam Funds managed by the team members discussed in this report. The individuals listed may also manage other retail mutual fund counterparts to the Putnam VT Funds discussed in this report or other accounts advised by Putnam Management or an affiliate.


Name                          Portfolio Leader                          Portfolio Member
-------------------------------------------------------------------------------------------------------------------------------
Michael Abata                 Classic Equity Fund                       VT New Value Fund
                                                                        VT The George Putnam Fund of Boston
................................................................................................................................
Sheba Alexander               VT Health Sciences Fund                   None
................................................................................................................................
Rob Bloemker                  None                                      VT American Government Income Fund
                                                                        VT Income Fund
                                                                        VT Diversified Income Fund
                                                                        Limited Duration Government Income Fund
                                                                        U.S. Government Income Trust
                                                                        Premier Income Trust
                                                                        Master Intermediate Income Trust
................................................................................................................................
Mark Bogar                    None                                      VT Global Equity Fund
                                                                        VT Research Fund
................................................................................................................................
Joshua Brooks                 VT Capital Appreciation Fund              VT Investors Fund
                              VT Research Fund                          VT Global Equity Fund
................................................................................................................................
Tinh Bui                      None                                      VT Capital Opportunities Fund
................................................................................................................................
Joshua Byrne                  VT International Equity Fund              Europe Equity Fund
................................................................................................................................
Richard Cervone               None                                      VT Capital Appreciation Fund
                                                                        VT Investors Fund
                                                                        Tax Smart Equity Fund[REGISTRATION MARK]
................................................................................................................................
Kelsey Chen                   VT Health Sciences Fund                   None
................................................................................................................................
Daniel Choquette              None                                      VT American Government Income Fund
                                                                        Limited Duration Government Income Fund
                                                                        U.S. Government Income Trust
................................................................................................................................
John Coffey                   None                                      VT Research Fund
................................................................................................................................
Frederick Copper              None                                      VT International Growth and Income Fund
                                                                        VT Mid Cap Value Fund
................................................................................................................................
Kevin Cronin                  VT American Government Income Fund        VT Equity Income Fund
                              VT Income Fund                            VT The George Putnam Fund of Boston
                              Global Income Trust
                              Limited Duration Government Income Fund
                              U.S. Government Income Trust
................................................................................................................................
Brook Dane                    None                                      VT Research Fund
................................................................................................................................
Simon Davis                   VT International Equity Fund              None
................................................................................................................................
Brian DeChristopher           None                                      VT Vista Fund
                                                                        VT New Opportunities Fund
................................................................................................................................
Stephen Dexter                VT International New Opportunities Fund   None
................................................................................................................................
Kevin Divney                  VT New Opportunities Fund                 None
                              VT Vista Fund
................................................................................................................................
Joanne Driscoll               VT Money Market Fund                      None
                              Prime Money Market Fund
                              Tax Exempt Money Market Fund
................................................................................................................................
John Ferry                    None                                      VT Capital Opportunities Fund
                                                                        International Capital Opportunities Fund
................................................................................................................................
Bartlett Geer                 VT Equity Income Fund                     None
................................................................................................................................
David Gerber                  None                                      VT Global Equity Fund
................................................................................................................................
Robert Ginsberg               VT Growth Opportunities Fund              VT Discovery GrowthFund
                              VT Voyager Fund
................................................................................................................................
Bradford Greenleaf            None                                      VT Global Equity Fund
................................................................................................................................
Raymond Haddad                None                                      VT Discovery Growth Fund
                                                                        VT OTC & Emerging Growth Fund
................................................................................................................................
Peter Hadden                  None                                      VT International New Opportunities Fund
................................................................................................................................
Eric Harthun                  None                                      VT Small Cap Value Fund
................................................................................................................................
Pamela Holding                VT International Growth and Income Fund   None
................................................................................................................................
Joseph Joseph                 VT Capital Opportunities Fund             VT Capital Appreciation Fund
                              International Capital Opportunities Fund
................................................................................................................................
Jeffrey Kaufman               None                                      VT Diversified Income Fund
                                                                        Master Intermediate Income Trust
                                                                        Premier Income Trust
................................................................................................................................
Robert Kea                    None                                      VT Global Asset Allocation Fund
                                                                        Asset Allocation: Balanced Portfolio
                                                                        Asset Allocation: Conservative Portfolio
                                                                        Asset Allocation: Growth Portfolio
                                                                        RetirementReady[REGISTRATION MARK] Funds
................................................................................................................................
David King                    VT New Value Fund                         VT Growth and Income Fund
                              Convertible Income-Growth Trust
                              High Income Bond Fund
................................................................................................................................
Jeffrey Knight                VT Global Asset Allocation Fund           VT The George Putnam Fund of Boston
                              Asset Allocation: Balanced Portfolio
                              Asset Allocation: Conservative Portfolio
                              Asset Allocation: Growth Portfolio
                              RetirementReady[REGISTRATION MARK] Funds
................................................................................................................................
D. William Kohli              VT Diversified Income Fund                Global Income Trust
                              Master Intermediate Income Trust
                              Premier Income Trust
................................................................................................................................
Bruce MacDonald               None                                      VT Global Asset Allocation Fund
                                                                        Asset Allocation: Balanced Portfolio
                                                                        Asset Allocation: Conservative Portfolio
                                                                        Asset Allocation: Growth Portfolio
                                                                        RetirementReady[REGISTRATION MARK] Funds
................................................................................................................................
Shigeki Makino                VT Global Equity Fund                     None
................................................................................................................................
Saba Malak                    None                                      VT Growth Opportunities Fund
                                                                        VT Voyager Fund
................................................................................................................................
Christopher Miller            None                                      VT Growth and Income Fund
................................................................................................................................
Jeanne Mockard                VT The George Putnam Fund of Boston       VT Equity Income Fund
................................................................................................................................
Kelly Morgan                  VT Growth Opportunities Fund              None
                              VT Research Fund
                              VT Voyager Fund
................................................................................................................................
Gerald Moore                  None                                      VT Capital Opportunities Fund
................................................................................................................................
Hugh Mullin                   VT Growth and Income Fund                 None
................................................................................................................................
Kevin Murphy                  None                                      VT Income Fund
                                                                        VT Utilities Growth and Income Fund
................................................................................................................................
James Polk                    VT Mid Cap Value Fund                     None
................................................................................................................................
Mark Pollard                                                            VT International Equity Fund
                                                                        Europe Equity Fund
................................................................................................................................
Robert Salvin                                                           VT High Yield Fund
                                                                        High Yield Advantage Fund
                                                                        Managed High Yield Trust
                                                                        High Income Bond Fund
................................................................................................................................
Paul Scanlon                  VT High Yield Fund                        VT Diversified Income Fund
                              Floating Rate Income Fund                 Master Intermediate Income Trust
                              High Yield Advantage Fund                 Premier Income Trust
                              Managed High Yield Trust
................................................................................................................................
Robert Schoen                 None                                      VT Global Asset Allocation Fund
                                                                        Asset Allocation: Balanced Portfolio
                                                                        Asset Allocation: Conservative Portfolio
                                                                        Asset Allocation: Growth Portfolio
                                                                        RetirementReady[REGISTRATION MARK] Funds
................................................................................................................................
Denise Selden                 None                                      VT International New Opportunities Fund
................................................................................................................................
Edward Shadek                 VT Mid Cap Value Fund                     None
                              VT Small Cap Value Fund
................................................................................................................................
Masroor Siddiqui              None                                      VT Utilities Growth and Income Fund
................................................................................................................................
Raman Srivastava              None                                      VT The George Putnam Fund of Boston
                                                                        VT Income Fund
................................................................................................................................
Jonathan Topper               None                                      VT Money Market Fund
                                                                        Tax Exempt Money Market Fund
                                                                        Prime Money Market Fund
................................................................................................................................
David Waldman                 None                                      VT Diversified Income Fund
                                                                        Master Intermediate Income Trust
                                                                        Premier Income Trust
................................................................................................................................
Richard Weed                  VT Discovery Growth Fund                  VT New Opportunities Fund
                              VT OTC & Emerging Growth Fund
                              Small Cap Growth Fund
................................................................................................................................
James Wiess                   VT Investors Fund                         VT Capital Appreciation Fund
                              Tax Smart Equity Fund[REGISTRATION MARK]
................................................................................................................................
James Yu                      None                                      VT Capital Appreciation Fund
                                                                        VT Investors Fund
                                                                        Tax Smart Equity Fund[REGISTRATION MARK]
................................................................................................................................
Michael Yogg                  VT Utilities Growth and Income Fund
-------------------------------------------------------------------------------------------------------------------------------

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing.



Understanding your VT fund's expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund's prospectus or talk to your financial advisor.

Review your VT fund's expenses

The left-hand side of the table in this section shows the expenses you would have paid on a $1,000 investment in your fund from January 1, 2005, to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line ("Expenses paid per $1,000") for the class of shares you own (using the first two columns only).

Compare your fund's expenses with those of other funds

You can also use this table to compare your fund's expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the right-hand side of the table shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund's annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2005. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.



                                                                                                  EXPENSES AND VALUE
                                                  EXPENSES AND VALUE                            OF A $1,000 INVESTMENT,
                                                OF A $1,000 INVESTMENT,                         ASSUMING A HYPOTHETICAL
                                                ASSUMING ACTUAL RETURNS                          5% ANNUALIZED RETURN
                                                   FOR THE 6 MONTHS                               FOR THE 6 MONTHS
                                                    ENDED 6/30/05                                   ENDED 6/30/05
-------------------------------------------------------------------------------------------------------------------------------
                                            Class IA               Class IB               Class IA               Class IB
-------------------------------------------------------------------------------------------------------------------------------
VT American Government Income Fund*
Expenses paid per $1,000                       $3.21                  $4.46                  $3.21                  $4.46
Ending value (after expenses)              $1,021.80              $1,019.70              $1,021.62              $1,020.38
Annualized expense ratio                        0.64%                  0.89%                  0.64%                  0.89%
Lipper peer group avg. expense ratio+           0.63%                  0.88%                  0.63%                  0.88%
................................................................................................................................
VT Capital Appreciation Fund*
Expenses paid per $1,000                       $4.54                  $5.79                  $4.56                  $5.81
Ending value (afterexpenses)               $1,013.80              $1,012.70              $1,020.28              $1,019.04
Annualized expense ratio                        0.91%                  1.16%                  0.91%                  1.16%
Lipper peer group avg. expense ratio+           0.87%                  1.12%                  0.87%                  1.12%
................................................................................................................................
VT Capital Opportunities Fund*
Expenses paid per $1,000                       $4.67                  $5.91                  $4.71                  $5.96
Ending value (after expenses)              $1,005.30              $1,003.90              $1,020.13              $1,018.89
Annualized expense ratio                        0.94%                  1.19%                  0.94%                  1.19%
Lipper peer group avg. expense ratio+           0.94%                  1.19%                  0.94%                  1.19%
................................................................................................................................
VT Discovery Growth Fund*
Expenses paid per $1,000                       $4.50                  $5.74                  $4.56                  $5.81
Ending value (after expenses)                $996.00                $994.00              $1,020.28              $1,019.04
Annualized expense ratio                        0.91%                  1.16%                  0.91%                  1.16%
Lipper peer group avg. expense ratio+           0.87%                  1.12%                  0.87%                  1.12%
................................................................................................................................
VT Diversified Income Fund*
Expenses paid per $1,000                       $3.96                  $5.21                  $3.96                  $5.21
Ending value (after expenses)              $1,023.50              $1,022.30              $1,020.88              $1,019.64
Annualized expense ratio                        0.79%                  1.04%                  0.79%                  1.04%
Lipper peer group avg. expense ratio+           0.80%                  1.05%                  0.80%                  1.05%
................................................................................................................................
VT Equity Income Fund*
Expenses paid per $1,000                       $4.03                  $5.27                  $4.06                  $5.31
Ending value (after expenses)              $1,007.10              $1,005.70              $1,020.78              $1,019.54
Annualized expense ratio                        0.81%                  1.06%                  0.81%                  1.06%
Lipper peer group avg. expense ratio+           0.84%                  1.09%                  0.84%                  1.09%
................................................................................................................................
VT The George Putnam Fund of Boston
Expenses paid per $1,000                       $3.59                  $4.84                  $3.61                  $4.86
Ending value (after expenses)              $1,013.10              $1,012.60              $1,021.22              $1,019.98
Annualized expense ratio                        0.72%                  0.97%                  0.72%                  0.97%
Lipper peer group avg. expense ratio+           0.81%                  1.06%                  0.81%                  1.06%
................................................................................................................................
VT Global Asset Allocation Fund
Expenses paid per $1,000                       $4.51                  $5.76                  $4.51                  $5.76
Ending value (after expenses)              $1,022.10              $1,020.70              $1,020.33              $1,019.09
Annualized expense ratio                        0.90%                  1.15%                  0.90%                  1.15%
Lipper peer group avg. expense ratio+           0.94%                  1.19%                  0.94%                  1.19%
................................................................................................................................
VT Global Equity Fund
Expenses paid per $1,000                       $4.67                  $5.91                  $4.71                  $5.96
Ending value (after expenses)              $1,003.80              $1,003.20              $1,020.13              $1,018.89
Annualized expense ratio                        0.94%                  1.19%                  0.94%                  1.19%
Lipper peer group avg. expense ratio+           1.01%                  1.26%                  1.01%                  1.26%
................................................................................................................................
VT Growth and Income Fund
Expenses paid per $1,000                       $2.68                  $3.92                  $2.71                  $3.96
Ending value (after expenses)              $1,003.30              $1,001.90              $1,022.12              $1,020.88
Annualized expense ratio                        0.54%                  0.79%                  0.54%                  0.79%
Lipper peer group avg. expense ratio+           0.84%                  1.09%                  0.84%                  1.09%
................................................................................................................................
VT Growth Opportunities Fund*
Expenses paid per $1,000                       $4.31                  $5.54                  $4.41                  $5.66
Ending value (after expenses)                $977.10                $976.40              $1,020.43              $1,019.19
Annualized expense ratio                        0.88%                  1.13%                  0.88%                  1.13%
Lipper peer group avg. expense ratio+           0.85%                  1.10%                  0.85%                  1.10%
................................................................................................................................
VT Health Sciences Fund
Expenses paid per $1,000                       $4.20                  $5.47                  $4.16                  $5.41
Ending value (after expenses)              $1,043.10              $1,041.60              $1,020.68              $1,019.44
Annualized expense ratio                        0.83%                  1.08%                  0.83%                  1.08%
Lipper peer group avg. expense ratio+           0.98%                  1.23%                  0.98%                  1.23%
................................................................................................................................
VT High Yield Fund
Expenses paid per $1,000                       $3.89                  $5.13                  $3.91                  $5.16
Ending value (after expenses)              $1,010.40              $1,009.30              $1,020.93              $1,019.69
Annualized expense ratio                        0.78%                  1.03%                  0.78%                  1.03%
Lipper peer group avg. expense ratio+           0.76%                  1.01%                  0.76%                  1.01%
................................................................................................................................
VT Income Fund*
Expenses paid per $1,000                       $3.22                  $4.47                  $3.21                  $4.46
Ending value (after expenses)              $1,026.80              $1,025.20              $1,021.62              $1,020.38
Annualized expense ratio                        0.64%                  0.89%                  0.64%                  0.89%
Lipper peer group avg. expense ratio+           0.61%                  0.86%                  0.61%                  0.86%
................................................................................................................................
VT International Equity Fund
Expenses paid per $1,000                       $4.73                  $5.96                  $4.81                  $6.06
Ending value (after expenses)                $987.10                $986.00              $1,020.03              $1,018.79
Annualized expense ratio                        0.96%                  1.21%                  0.96%                  1.21%
Lipper peer group avg. expense ratio+           1.13%                  1.38%                  1.13%                  1.38%
................................................................................................................................
VT International Growth and Income Fund
Expenses paid per $1,000                       $5.07                  $6.29                  $5.16                  $6.41
Ending value (after expenses)                $984.70                $983.40              $1,019.69              $1,018.45
Annualized expense ratio                        1.03%                  1.28%                  1.03%                  1.28%
Lipper peer group avg. expense ratio+           1.00%                  1.25%                  1.00%                  1.25%
................................................................................................................................
VT International New Opportunities Fund
Expenses paid per $1,000                       $6.35                  $7.60                  $6.31                  $7.55
Ending value (after expenses)              $1,031.80              $1,030.20              $1,018.55              $1,017.31
Annualized expense ratio                        1.26%                  1.51%                  1.26%                  1.51%
Lipper peer group avg. expense ratio+           1.16%                  1.41%                  1.16%                  1.41%
................................................................................................................................
VT Investors Fund
Expenses paid per $1,000                       $3.84                  $5.09                  $3.86                  $5.11
Ending value (after expenses)              $1,012.60              $1,012.20              $1,020.98              $1,019.74
Annualized expense ratio                        0.77%                  1.02%                  0.77%                  1.02%
Lipper peer group avg. expense ratio+           0.84%                  1.09%                  0.84%                  1.09%
................................................................................................................................
VT Mid Cap Value Fund*
Expenses paid per $1,000                       $4.88                  $6.13                  $4.86                  $6.11
Ending value (after expenses)              $1,029.20              $1,027.70              $1,019.98              $1,018.74
Annualized expense ratio                        0.97%                  1.22%                  0.97%                  1.22%
Lipper peer group avg. expense ratio+           0.94%                  1.19%                  0.94%                  1.19%
................................................................................................................................
VT Money Market Fund*
Expenses paid per $1,000                       $2.59                  $3.84                  $2.61                  $3.86
Ending value (after expenses)              $1,011.10              $1,009.80              $1,022.22              $1,020.98
Annualized expense ratio                        0.52%                  0.77%                  0.52%                  0.77%
Lipper peer group avg. expense ratio+           0.53%                  0.78%                  0.53%                  0.78%
................................................................................................................................
VT New Opportunities Fund
Expenses paid per $1,000                       $3.38                  $4.62                  $3.41                  $4.66
Ending value (after expenses)              $1,003.20              $1,001.70              $1,021.42              $1,020.18
Annualized expense ratio                        0.68%                  0.93%                  0.68%                  0.93%
Lipper peer group avg. expense ratio+           0.88%                  1.13%                  0.88%                  1.13%
................................................................................................................................
VT New Value Fund
Expenses paid per $1,000                       $3.82                  $5.06                  $3.86                  $5.11
Ending value (after expenses)              $1,002.30              $1,001.50              $1,020.98              $1,019.74
Annualized expense ratio                        0.77%                  1.02%                  0.77%                  1.02%
Lipper peer group avg. expense ratio+           0.86%                  1.11%                  0.86%                  1.11%
................................................................................................................................
VT OTC & Emerging Growth Fund
Expenses paid per $1,000                       $4.65                  $5.89                  $4.71                  $5.96
Ending value (after expenses)                $996.70                $995.00              $1,020.13              $1,018.89
Annualized expense ratio                        0.94%                  1.19%                  0.94%                  1.19%
Lipper peer group avg. expense ratio+           0.96%                  1.21%                  0.96%                  1.21%
................................................................................................................................
VT Research Fund
Expenses paid per $1,000                       $3.98                  $5.22                  $4.01                  $5.26
Ending value (after expenses)              $1,007.50              $1,005.80              $1,020.83              $1,019.59
Annualized expense ratio                        0.80%                  1.05%                  0.80%                  1.05%
Lipper peer group avg. expense ratio+           0.84%                  1.09%                  0.84%                  1.09%
................................................................................................................................
VT Small Cap Value Fund
Expenses paid per $1,000                       $4.23                  $5.48                  $4.26                  $5.51
Ending value (after expenses)              $1,008.90              $1,008.20              $1,020.58              $1,019.34
Annualized expense ratio                        0.85%                  1.10%                  0.85%                  1.10%
Lipper peer group avg. expense ratio+           1.07%                  1.32%                  1.07%                  1.32%
................................................................................................................................
VT Utilities Growth and Income Fund
Expenses paid per $1,000                       $4.40                  $5.68                  $4.31                  $5.56
Ending value (after expenses)              $1,065.40              $1,063.20              $1,020.53              $1,019.29
Annualized expense ratio                        0.86%                  1.11%                  0.86%                  1.11%
Lipper peer group avg. expense ratio+           0.91%                  1.16%                  0.91%                  1.16%
................................................................................................................................
VT Vista Fund
Expenses paid per $1,000                       $3.82                  $5.05                  $3.86                  $5.11
Ending value (after expenses)                $999.20                $997.60              $1,020.98              $1,019.74
Annualized expense ratio                        0.77%                  1.02%                  0.77%                  1.02%
Lipper peer group avg. expense ratio+           0.96%                  1.21%                  0.96%                  1.21%
................................................................................................................................
VT Voyager Fund
Expenses paid per $1,000                       $3.15                  $4.38                  $3.21                  $4.46
Ending value (after expenses)                $986.70                $985.80              $1,021.62              $1,020.38
Annualized expense ratio                        0.64%                  0.89%                  0.64%                  0.89%
Lipper peer group avg. expense ratio+           0.85%                  1.10%                  0.85%                  1.10%
-------------------------------------------------------------------------------------------------------------------------------

* In the most recent six-month period, your fund limited its expenses; had it not done so, expenses would have been higher.

+ Simple average of the expenses of the mutual funds serving as investment vehicles for variable insurance products in the fund's Lipper peer group, calculated in accordance with Lipper's standard method for comparing fund expenses (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). This average reflects each fund's expenses for its most recent fiscal year available to Lipper as of 6/30/05.To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by class IB shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the simple average, which typically is higher than the asset-weighted average.




Risk comparison

This risk comparison is designed to help you understand how your fund compares with other funds. The comparison utilizes a risk measure developed by Morningstar, an independent fund-rating agency. This risk measure is referred to as the fund's Overall Morningstar Risk.

Each fund's Overall Morningstar Risk is shown alongside that of the average variable annuity/variable life fund (VA/L) in its broad asset class, as determined by Morningstar. The risk bar broadens the comparison by translating the fund's Overall Morningstar Risk into a percentile, which is based on the fund's ranking among all funds rated by Morningstar as of June 30, 2005. A higher Overall Morningstar Risk generally indicates that a fund's monthly returns have varied more widely.


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK

Fund's Overall
Morningstar Risk       0.16

VA/L Taxable bond
fund average           0.35

0%   INCREASING RISK   100%

Putnam VT American Government Income Fund


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MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       2.16

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Capital Appreciation Fund


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MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       2.83

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Discovery Growth Fund


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MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       0.25

VA/L Taxable bond
fund average           0.35

0%   INCREASING RISK   100%

Putnam VT Diversified Income Fund


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MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       0.77

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT The George Putnam Fund of Boston


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MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       1.11

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Global Asset Allocation Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       3.35

VA/L Int'l stock
fund average           2.85

0%   INCREASING RISK   100%

Putnam VT Global Equity Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       2.13

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Growth and Income Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       3.13

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Growth Opportunities Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       1.32

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Health Sciences Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       0.56

VA/L Taxable bond
fund average           0.35

0%   INCREASING RISK   100%

Putnam VT High Yield Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       0.15

VA/L Taxable bond
fund average           0.35

0%   INCREASING RISK   100%

Putnam VT Income Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       2.39

VA/L Int'l stock
fund average           2.85

0%   INCREASING RISK   100%

Putnam VT International Equity Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       2.30

VA/L Int'l stock
fund average           2.85

0%   INCREASING RISK   100%

Putnam VT International Growth and Income Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       2.65

VA/L Int'l stock
fund average           2.85

0%   INCREASING RISK   100%

Putnam VT International New Opportunities Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       2.60

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Investors Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       5.90

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT New Opportunities Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       2.74

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT New Value Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       9.27

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT OTC & Emerging Growth Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       2.75

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Research Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       3.97

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Small Cap Value Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       1.85

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Utilities Growth and Income Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       4.94

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Vista Fund


[GRAPHIC OMITTED: chart MORNINGSTAR [REGISTRATION MARK] RISK]

MORNINGSTAR [REGISTRATION MARK] RISK


Fund's Overall
Morningstar Risk       3.18

VA/L U.S. stock
fund average           2.96

0%   INCREASING RISK   100%

Putnam VT Voyager Fund


Note: Overall Morningstar Risk[REGISTRATION MARK] is not shown for money market funds and for Putnam VT Funds without 3 full years of performance history.

Morningstar determines a fund's Overall Morningstar Risk by assessing variations in the fund's monthly returns -- with an emphasis on downside variations -- over 3-, 5-, and 10-year periods, if available. Those measures are weighted and averaged to produce the fund's Overall Morningstar Risk. The information shown is provided for the fund's class IB shares only; information for other classes may vary. Overall Morningstar Risk is based on historical data and does not indicate future results. Morningstar does not purport to measure the risk associated with a current investment in a fund, either on an absolute basis or on a relative basis. Low Overall Morningstar Risk does not mean that you cannot lose money on an investment in a fund. Copyright 2005 Morningstar, Inc. All Rights Reserved. The information contained herein (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.


Putnam fund manager compensation

The approximate total 2004 fund manager compensation that is attributable to your fund is shown below. This amount includes a portion of 2004 compensation paid by Putnam Management to your fund's managers who were assigned to the fund as of 6/30/05 for their portfolio management responsibilities, calculated based on the fund assets they manage taken as a percentage of the total assets they manage. The compensation amount also includes a portion of the 2004 compensation paid to the Chief Investment Officer of your fund's team(s) and the Group Chief Investment Officer(s) of the fund's broader investment category for their oversight responsibilities, calculated based on the fund assets they oversee taken as a percentage of the total assets they oversee. This amount does not include compensation of other personnel involved in research, trading, administration, systems, compliance, or fund operations; nor does it include non-compensation costs. These percentages are determined as of the fund's fiscal period-end. For personnel who joined Putnam Management during or after 2004, the calculation reflects annualized 2004 compensation or an estimate of 2005 compensation, as applicable. The calculation does not reflect compensation of individuals who became portfolio team members after the fiscal period-end.


Fund                                       Fund manager compensation
------------------------------------------------------------------------
Putnam VT American Government Income Fund                   $120,000
.........................................................................
Putnam VT Capital Appreciation Fund                          $50,000
.........................................................................
Putnam VT Capital Opportunities Fund                         $60,000
.........................................................................
Putnam VT Discovery Growth Fund                              $20,000
.........................................................................
Putnam VT Diversified Income Fund                           $350,000
.........................................................................
Putnam VT Equity Income Fund                                $100,000
.........................................................................
Putnam VT The George Putnam Fund of Boston                  $440,000
.........................................................................
Putnam VT Global Asset Allocation Fund                      $160,000
.........................................................................
Putnam VT Global Equity Fund                                $380,000
.........................................................................
Putnam VT Growth and Income Fund                            $800,000
.........................................................................
Putnam VT Growth Opportunities Fund                          $10,000
.........................................................................
Putnam VT Health Sciences Fund                              $180,000
.........................................................................
Putnam VT High Yield Fund                                   $150,000
.........................................................................
Putnam VT Income Fund                                       $280,000
.........................................................................
Putnam VT International Equity Fund                         $570,000
.........................................................................
Putnam VT International Growth and Income Fund              $320,000
.........................................................................
Putnam VT International New Opportunities Fund              $240,000
.........................................................................
Putnam VT Investors Fund                                    $520,000
.........................................................................
Putnam VT Mid Cap Value Fund                                $100,000
.........................................................................
Putnam VT Money Market Fund                                  $40,000
.........................................................................
Putnam VT New Opportunities Fund                          $1,400,000
.........................................................................
Putnam VT New Value Fund                                    $360,000
.........................................................................
Putnam VT OTC & Emerging Growth Fund                         $70,000
.........................................................................
Putnam VT Research Fund                                     $280,000
.........................................................................
Putnam VT Small Cap Value Fund                            $1,300,000
.........................................................................
Putnam VT Utilities Growth and Income Fund                  $430,000
.........................................................................
Putnam VT Vista Fund                                        $230,000
.........................................................................
Putnam VT Voyager Fund                                      $620,000
------------------------------------------------------------------------



Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of each fund's management contract with Putnam Management and, for certain funds in Putnam Variable Trust, their sub-management contract with Putnam Management's affiliate, Putnam Investments Limited ("PIL"). In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not "interested persons" (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the "Independent Trustees"), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months beginning in March and ending in June 2005, the Contract Committee met five times to consider the information provided by Putnam Management and other information developed with the assistance of the Board's independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. Upon completion of this review, the Contract Committee recommended and the Independent Trustees approved the continuance of each fund's management contract and, as applicable, sub-management contract, effective July 1, 2005. Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.

This approval was based on the following conclusions:

* That the fee schedules currently in effect for the funds represent reasonable compensation in light of the nature and quality of the services being provided to the funds, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

* That such fee schedules represent an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the funds at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Model fee schedules and categories; total expenses

The Trustees' review of the management fees and total expenses of the Putnam funds focused on three major themes:

* Consistency. The Trustees, working in cooperation with Putnam
  Management, have developed and implemented a series of model fee schedules for the Putnam funds designed to ensure that each fund's management fee is consistent with the fees for similar funds in the Putnam family of funds and compares favorably with fees paid by competitive funds sponsored by other investment advisers. Under this approach, each Putnam fund is assigned to one of several fee categories based on a combination of factors, including competitive fees and perceived difficulty of management, and a common fee schedule is implemented for all funds in a given fee category. The Trustees reviewed the model fee schedule currently in effect for the funds, including fee levels and breakpoints, and the assignment of each fund to a particular fee category under this structure. ("Breakpoints" refer to reductions in fee rates that apply to additional assets once specified asset levels are reached.) The Trustees concluded that no changes should be made in the funds' current fee schedules at this time.

* Competitiveness. The Trustees also reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2004 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds):

                               Effective Management Fee  Total Expenses
                                           (percentile)    (percentile)
------------------------------------------------------------------------
Putnam VT American Government Income Fund            86             76
.........................................................................
Putnam VT Capital Appreciation Fund                   5             50
.........................................................................
Putnam VT Capital Opportunities Fund                  1             75
.........................................................................
Putnam VT Discovery Growth Fund                      15             55
.........................................................................
Putnam VT Diversified Income Fund                    79             71
.........................................................................
Putnam VT Equity Income Fund                         23             85
.........................................................................
Putnam VT The George Putnam Fund of Boston           54             42
.........................................................................
Putnam VT Global Asset Allocation Fund                1             40
.........................................................................
Putnam VT Global Equity Fund                         59             35
.........................................................................
Putnam VT Growth and Income Fund                     13              9
.........................................................................
Putnam VT Growth Opportunities Fund                  13             26
.........................................................................
Putnam VT Health Sciences Fund                       21             16
.........................................................................
Putnam VT High Yield Fund                            65             61
.........................................................................
Putnam VT Income Fund                                77             62
.........................................................................
Putnam VT International Equity Fund                  28             28
.........................................................................
Putnam VT International Growth and Income Fund       29             25
.........................................................................
Putnam VT International New Opportunities Fund       56             50
.........................................................................
Putnam VT Investors Fund                             37             33
.........................................................................
Putnam VT Mid Cap Value Fund                         18             65
.........................................................................
Putnam VT Money Market Fund                          55             39
.........................................................................
Putnam VT New Opportunities Fund                     19             10
.........................................................................
Putnam VT New Value Fund                             30             30
.........................................................................
Putnam VT OTC & Emerging Growth Fund                 14             21
.........................................................................
Putnam VT Research Fund                              28             24
.........................................................................
Putnam VT Small Cap Value Fund                       20             20
.........................................................................
Putnam VT Utilities Growth and Income Fund           57             29
.........................................................................
Putnam VT Vista Fund                                 16             13
.........................................................................
Putnam VT Voyager Fund                               18             11
.........................................................................

The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. They noted that such expense ratio increases were currently being controlled by expense limitations implemented in January 2004 and which Putnam Management, in consultation with the Contract Committee, has committed to maintain at least through 2006. The Trustees expressed their intention to monitor this information closely to ensure that fees and expenses of the Putnam funds continue to meet evolving competitive standards.

* Economies of scale. The Trustees concluded that the fee schedules currently in effect for the funds represent an appropriate sharing of economies of scale at current asset levels. The funds currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as a fund grows in size and crosses specified asset thresholds. The Trustees examined the existing breakpoint structure of the funds' management fees in light of competitive industry practices. The Trustees considered various possible modifications to the current breakpoint structure, but ultimately concluded that the current breakpoint structure continues to serve the interests of fund shareholders. Accordingly, the Trustees continue to believe that the fee schedules currently in effect for the funds represent an appropriate sharing of economies of scale at current asset levels. The Trustees noted that significant redemptions in many Putnam funds, together with significant changes in the cost structure of Putnam Management, have altered the economics of Putnam Management's business in significant ways. In view of these changes, the Trustees intend to consider whether a greater sharing of the economies of scale by fund shareholders would be appropriate if and when aggregate assets in the Putnam funds begin to experience meaningful growth.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management's revenues, expenses and profitability with respect to the funds' management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees' evaluation of the quality of services provided by Putnam Management under each fund's management contract. The Trustees were assisted in their review of the funds' investment process and performance by the work of the Investment Oversight Committees of the Trustees, which meet on a regular monthly basis with the funds' portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high quality investment process - as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel - but also recognize that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing the fund's performance with various benchmarks and with the performance of competitive funds. The Trustees noted the satisfactory investment performance of many Putnam funds. They also noted the disappointing investment performance of certain funds in recent years and continued to discuss with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has made significant changes in its investment personnel and processes and in the fund product line to address areas of underperformance. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these changes and to evaluate whether additional remedial changes are warranted.

In the case of the funds in Putnam Variable Trust, the Trustees considered that the funds' Class IA performance results were in the following percentiles of their Lipper Inc. peer group for the one-, three- and five-year periods ended December 31, 2004 (the first percentile being the best performing funds and the 100th percentile being the worst performing funds):


                                           One-year    Three-year   Five-year
                                             period       period       period
------------------------------------------------------------------------------
Putnam VT American Government Income Fund        72           69           --
...............................................................................
Putnam VT Capital Appreciation Fund              15           25           --
...............................................................................
Putnam VT Capital Opportunities Fund             26           --           --
...............................................................................
Putnam VT Discovery Growth Fund                  73           68           --
...............................................................................
Putnam VT Diversified Income Fund                20           20           41
...............................................................................
Putnam VT Equity Income Fund                     63           --           --
...............................................................................
Putnam VT The George Putnam Fund of Boston       50           48           26
...............................................................................
Putnam VT Global Asset Allocation Fund           84           84           80
...............................................................................
Putnam VT Global Equity Fund                     50           81           91
...............................................................................
Putnam VT Growth and Income Fund                 50           42           57
...............................................................................
Putnam VT Growth Opportunities Fund              93           95           --
...............................................................................
Putnam VT Health Sciences Fund                   55           48           32
...............................................................................
Putnam VT High Yield Fund                        23           30           34
...............................................................................
Putnam VT Income Fund                            33           50           76
...............................................................................
Putnam VT International Equity Fund              69           78           32
...............................................................................
Putnam VT International Growth and Income Fund   34           39           45
...............................................................................
Putnam VT International New Opportunities Fund   82           37           94
...............................................................................
Putnam VT Investors Fund                          6           26           91
...............................................................................
Putnam VT Mid Cap Value Fund                     73           --           --
...............................................................................
Putnam VT Money Market Fund                      33           31           27
...............................................................................
Putnam VT New Opportunities Fund                 49           59           80
...............................................................................
Putnam VT New Value Fund                         36           15            8
...............................................................................
Putnam VT OTC & Emerging Growth Fund             92           77           97
...............................................................................
Putnam VT Research Fund                          65           59           58
...............................................................................
Putnam VT Small Cap Value Fund                    4           50           16
...............................................................................
Putnam VT Utilities Growth and Income Fund       66           60           24
...............................................................................
Putnam VT Vista Fund                             18           58           69
...............................................................................
Putnam VT Voyager Fund                           78           56           66
...............................................................................

(Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) The Trustees noted the disappointing performance for certain of the funds in Putnam Variable Trust. In this regard, the Trustees considered the following actions taken by Putnam Management to address these funds' performance:

Putnam VT Global Asset Allocation Fund-- The fund's performance is measured against an eclectic peer group, Lipper Global Flexible Portfolio Funds, which includes funds that invest primarily in stocks as well as funds that focus on bonds. Putnam Management believes that peer group comparisons for the fund thus depend heavily on the relative performance of particular asset classes over any given period.

Putnam VT Growth Opportunities Fund and Putnam VT Voyager Fund-- Putnam Management replaced each fund's investment team in March 2005 and has engaged in a thorough review of each fund's investment model and portfolio construction approach. In addition, each fund has adopted a redesigned investment process which incorporates a blend of quantitative techniques and fundamental analysis.

Putnam VT Income Fund-- Over the last year, Putnam Management has taken a number of steps in order to clarify the fund's investment philosophy, strengthen the investment process through the continued blending of quantitative techniques and fundamental analysis, and execute more efficiently and effectively.

Putnam VT International Equity Fund and Putnam VT Global Equity Fund-- Over the last year, Putnam Management has made changes to each fund's investment team and implemented a redesigned investment process for each fund which incorporates a blend of quantitative techniques and fundamental analysis. Putnam Management believes that each fund's peer ranking may, in part, be a function of the relatively small size of the fund's Lipper Inc. peer group, which consists of mutual funds underlying insurance products.

Putnam VT International New Opportunities Fund-- As part of a restructuring of Putnam Management's equity group in January 2005, the fund's investment team became part of Putnam's broader Large Cap Equities team. Putnam Management believes that this change will facilitate closer cooperation across portfolio teams and increased exchange of investment ideas, which may expand the investment opportunities available to the fund's managers.

Putnam VT Investors Fund-- Beginning with the assignment of new portfolio managers for the fund in April and May of 2002, Putnam Management has taken a number of steps in order to clarify the fund's investment philosophy, strengthen the investment process through the blending of quantitative techniques and fundamental analysis, and execute more efficiently and effectively.

Putnam VT New Opportunities Fund and Putnam VT OTC & Emerging Growth Fund -- Over the last year, Putnam Management has clarified each fund's investment philosophy and made changes to the investment team. In addition, each fund has adopted a redesigned investment process which incorporates a blend of quantitative techniques and fundamental analysis.

                        *    *    *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees believe that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds' Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees believe that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees' view, the alternative of terminating a management contract and engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contracts with the funds. These include principally benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage is earmarked to pay for research services that may be utilized by a fund's investment adviser. The Trustees believe that soft-dollar credits and other potential benefits associated with the allocation of fund brokerage, which pertains mainly to funds investing in equity securities, represent assets of the funds that should be used for the benefit of fund shareholders. This area has been marked by significant change in recent years. In July 2003, acting upon the Contract Committee's recommendation, the Trustees directed that allocations of brokerage to reward firms that sell fund shares be discontinued no later than December 31, 2003. In addition, commencing in 2004, the allocation of brokerage commissions by Putnam Management to acquire research services from third-party service providers has been significantly reduced, and continues at a modest level only to acquire research that is customarily not available for cash. The Trustees will continue to monitor the allocation of the funds' brokerage to ensure that the principal of "best price and execution" remains paramount in the portfolio trading process.

The Trustees' annual review of the funds' management contracts also included the review of their distributor's contract and distribution plan with Putnam Retail Management Limited Partnership and the custodian agreement and investor servicing agreement with Putnam Fiduciary Trust Company, all of which provide benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparison of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and the mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across all asset sectors are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but have not relied on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.





Putnam VT American Government Income Fund

The fund's portfolio
June 30, 2005 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (82.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government Guaranteed Mortgage Obligations (2.6%)
.........................................................................................................................
        $4,547,918   Government National Mortgage
                     Association Adjustable Rate
                     Mortgages 4 1/2s, August 20, 2034                                                        $4,552,125
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through
                     Certificates
.........................................................................................................................
            88,205   7 1/2s, with due dates from
                     June 15, 2030 to March 15, 2032                                                              94,944
.........................................................................................................................
            60,017   7s, September 15, 2031                                                                       64,602
.........................................................................................................................
           536,989   6 1/2s, with due dates from
                     April 15, 2028 to October 15, 2032                                                          562,977
.........................................................................................................................
           219,480   6s, April 15, 2028                                                                          228,113
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,502,761
------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Obligations (79.8%)
.........................................................................................................................
                     Federal Home Loan
                     Mortgage Corporation
.........................................................................................................................
           574,602   7 1/2s, with due dates from
                     January 1, 2030 to July 1, 2031                                                             615,993
.........................................................................................................................
            91,220   7 1/2s, with due dates from
                     October 1, 2014 to October 1, 2015                                                           95,839
.........................................................................................................................
         3,751,319   7s, with due dates from
                     November 1, 2026 to July 1, 2032                                                          3,958,109
.........................................................................................................................
         9,868,037   6 1/2s, with due dates from
                     May 1, 2031 to October 1, 2034                                                           10,226,487
.........................................................................................................................
         1,667,776   5 1/2s, with due dates from
                     August 1, 2019 to December 1, 2033                                                        1,705,262
.........................................................................................................................
        16,318,870   5 1/2s, with due dates from
                     January 1, 2014 to October 1, 2018                                                       16,777,025
.........................................................................................................................
         7,490,933   5s, with due dates from May 1, 2018
                     to November 1, 2018                                                                       7,591,299
.........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
.........................................................................................................................
           892,884   7 1/2s, with due dates from
                     August 1, 2029 to June 1, 2032                                                              956,022
.........................................................................................................................
        11,421,652   7s, with due dates from May 1, 2023
                     to April 1, 2034                                                                         12,073,995
.........................................................................................................................
         5,900,000   7s, TBA, July 1, 2035                                                                     6,220,813
.........................................................................................................................
        14,179,756   6 1/2s, with due dates from
                     December 1, 2023 to December 1, 2034                                                     14,705,356
.........................................................................................................................
         6,939,570   5 1/2s, with due dates from
                     April 1, 2016 to March 1, 2020                                                            7,135,996
.........................................................................................................................
        56,546,000   5 1/2s, TBA, July 1, 2035                                                                57,314,675
.........................................................................................................................
           161,092   5s, with due dates from
                     April 1, 2019 to May 1, 2020                                                                163,134
.........................................................................................................................
        18,290,000   5s, TBA, July 1, 2035                                                                    18,288,572
.........................................................................................................................
         7,800,000   4 1/2s, TBA, July 1, 2020                                                                 7,764,657
.........................................................................................................................
            43,557   4s, May 1, 2019                                                                              42,727
------------------------------------------------------------------------------------------------------------------------
                                                                                                             165,635,961
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Mortgage Obligations
                     (cost $171,111,158)                                                                    $171,138,722
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $10,000,000   Federal Farm Credit Bank 5 3/4s,
                     January 18, 2011                                                                        $10,795,956
.........................................................................................................................
         1,900,000   Freddie Mac 6 5/8s,
                     September 15, 2009                                                                        2,092,700
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency
                     Obligations (cost $11,924,224)                                                          $12,888,656
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (19.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
        $4,260,000   8s, November 15, 2021                                                                    $6,139,060
.........................................................................................................................
        11,505,000   6 1/4s, May 15, 2030                                                                     14,988,858
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
           600,000   4 1/4s, August 15, 2014                                                                     614,438
.........................................................................................................................
        18,622,000   4 1/4s, August 15, 2013                                                                  19,093,369
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations
                     (cost $37,396,089)                                                                      $40,835,725
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $910,000   Adjustable Rate Mortgage Trust
                     Ser. 05-7, Class 1A1, 4.981s, 2035                                                         $916,825
.........................................................................................................................
         2,092,000   Wells Fargo Mortgage Backed
                     Securities Trust Ser. 05-AR12,
                     Class 2A5, 4.322s, 2035                                                                   2,079,648
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $3,003,000)                                                                        $2,996,473
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
          $577,092   Ser. 03-W6, Class PT1, 9.43s, 2042                                                         $629,255
.........................................................................................................................
           177,418   Ser. 04-W8, Class 3A, 7 1/2s, 2044                                                          190,502
.........................................................................................................................
           305,109   Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                         327,335
.........................................................................................................................
           948,139   Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                                       1,016,501
.........................................................................................................................
           146,963   Ser. 04-T2, Class 1A4, 7 1/2s, 2043                                                         158,005
.........................................................................................................................
            49,804   Ser. 03-W4, Class 4A, 7 1/2s, 2042                                                           53,159
.........................................................................................................................
           191,752   Ser. 02-T18, Class A4, 7 1/2s, 2042                                                         205,224
.........................................................................................................................
         1,155,356   Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                       1,236,543
.........................................................................................................................
           719,633   Ser. 02-T16, Class A3, 7 1/2s, 2042                                                         770,063
.........................................................................................................................
         1,081,509   Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                       1,158,072
.........................................................................................................................
           823,765   Ser. 02-W4, Class A5, 7 1/2s, 2042                                                          880,754
.........................................................................................................................
            29,180   Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                           31,014
.........................................................................................................................
           102,820   Ser. 02-14, Class A2, 7 1/2s, 2042                                                          109,874
.........................................................................................................................
           708,533   Ser. 01-T10, Class A2, 7 1/2s, 2041                                                         755,471
.........................................................................................................................
           212,676   Ser. 02-T4, Class A3, 7 1/2s, 2041                                                          226,836
.........................................................................................................................
           469,636   Ser. 02-T6, Class A2, 7 1/2s, 2041                                                          500,338
.........................................................................................................................
           297,748   Ser. 01-T12, Class A2, 7 1/2s, 2041                                                         317,638
.........................................................................................................................
           181,872   Ser. 01-T8, Class A1, 7 1/2s, 2041                                                          193,621
.........................................................................................................................
           476,706   Ser. 01-T7, Class A1, 7 1/2s, 2041                                                          507,027
.........................................................................................................................
             1,273   Ser. 01-T3, Class A1, 7 1/2s, 2040                                                            1,354
.........................................................................................................................
           107,888   Ser. 99-T2, Class A1, 7 1/2s, 2039                                                          115,366
.........................................................................................................................
           822,279   Ser. 02-T1, Class A3, 7 1/2s, 2031                                                          877,714
.........................................................................................................................
           350,978   Ser. 00-T6, Class A1, 7 1/2s, 2030                                                          373,302
.........................................................................................................................
           101,150   Ser. 02-W7, Class A5, 7 1/2s, 2029                                                          108,204
.........................................................................................................................
           419,902   Ser. 02-W3, Class A5, 7 1/2s, 2028                                                          448,708
.........................................................................................................................
           926,677   Ser. 05-45, Class OX, Interest Only
                     (IO), 7s, 2035                                                                              147,898
.........................................................................................................................
           495,941   Ser. 04-W1, Class 2A2, 7s, 2033                                                             526,472
.........................................................................................................................
           110,169   Ser. 318, Class 2, IO, 6s, 2032                                                              18,158
.........................................................................................................................
         4,164,862   Ser. 350, Class 2, IO, 5 1/2s, 2034                                                         716,455
.........................................................................................................................
         2,128,866   Ser. 338, Class 2, IO, 5 1/2s, 2033                                                         374,149
.........................................................................................................................
         2,185,208   Ser. 333, Class 2, IO, 5 1/2s, 2033                                                         385,046
.........................................................................................................................
         9,141,424   Ser. 329, Class 2, IO, 5 1/2s, 2033                                                       1,602,580
.........................................................................................................................
           614,949   Ser. 343, Class 25, IO, 4 1/2s, 2018                                                         84,086
.........................................................................................................................
         9,234,000   Ser. 05-65, Class KI, IO, 3.76s, 2035                                                       568,962
.........................................................................................................................
         6,882,648   IFB Ser. 05-45, Class EW, 3.406s, 2035                                                      400,260
.........................................................................................................................
        14,386,700   Ser. 03-W10, Class 1A, IO, 1.468s, 2043                                                     278,742
.........................................................................................................................
        17,150,817   Ser. 03-W10, Class 3A, IO, 1.448s, 2043                                                     353,736
.........................................................................................................................
         8,694,495   Ser. 03-T2, Class 2, IO, 0.928s, 2042                                                       156,544
.........................................................................................................................
         2,547,151   Ser. 03-W6, Class 51, IO, 0.682s, 2042                                                       36,725
.........................................................................................................................
           277,000   Ser. 05-65, Class KO, Principal Only (PO),
                      zero %, 2035                                                                               246,510
.........................................................................................................................
           130,622   Ser. 354, Class 1, PO, zero %, 2034                                                         109,443
.........................................................................................................................
         4,694,819   Ser. 352, Class 1, PO, zero %, 2034                                                       3,932,312
.........................................................................................................................
           413,229   Ser. 353, Class 1, PO, zero %, 2034                                                         328,846
.........................................................................................................................
           554,175   Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
                     Ser. 212, IO, 6s, 2031                                                                       87,555
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
           260,295   Ser. T-59, Class 1A3, 7 1/2s, 2043                                                          279,675
.........................................................................................................................
         1,956,389   Ser. T-58, Class 4A, 7 1/2s, 2043                                                         2,089,222
.........................................................................................................................
           285,647   Ser. T-42, Class A5, 7 1/2s, 2042                                                           305,060
.........................................................................................................................
            77,532   Ser. T-41, Class 3A, 7 1/2s, 2032                                                            82,613
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           328,758   Ser. 224, IO, 6s, 2033                                                                       52,601
.........................................................................................................................
         2,011,226   Ser. 226, IO, 5 1/2s, 2034                                                                  361,889
.........................................................................................................................
           403,739   Ser. 223, IO, 5 1/2s, 2032                                                                   67,372
.........................................................................................................................
           409,776   Ser. 228, PO, zero %, 2035                                                                  352,936
.........................................................................................................................
           106,592   Government National Mortgage
                     Association IFB Ser. 05-7,
                     Class NP, 7.262s, 2033                                                                      108,590
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized
                     Mortgage Obligations
                     (cost $26,628,501)                                                                      $25,246,317
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (19.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $24,752,000   Interest in $801,000,000 joint
                     tri-party repurchase agreement
                     dated June 30, 2005 with Bank
                     of America Securities, LLC due
                     July 1, 2005 with respect
                     to various U.S. Government
                     obligations -- maturity value
                     of $24,754,358 for an effective
                     yield of 3.43% (collateralized by
                     Fannie Mae with yields ranging from
                     5% to 6% and a due date of April 1,
                     2035, valued at $817,020,001)                                                           $24,752,000
.........................................................................................................................
            70,000   U.S. Treasury Bills zero %,
                     August 4, 2005 (SEG)                                                                         69,801
.........................................................................................................................
        15,311,000   Federal Home Loan Bank, zero %,
                     July 15, 2005                                                                            15,292,542
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $40,114,343)                                                                      $40,114,343
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $290,177,315)                                                                    $293,220,236
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                            Number of               Expiration   Appreciation/
                            Contracts        Value        Date  (Depreciation)
...............................................................................
Euro 90 day (Long)                  8   $1,923,000      Sep-05        $(4,833)
...............................................................................
Euro 90 day (Long)                  6    1,440,450      Dec-05         (4,325)
...............................................................................
Euro 90 day (Long)                  2      480,050      Mar-06            693
...............................................................................
Interest Rate Swap
10 yr (Long)                        5      564,375      Sep-05            611
...............................................................................
U.S. Treasury Bond
(Long)                             26    3,087,500      Sep-05         57,790
...............................................................................
U.S. Treasury Note
2 yr (Short)                       54   11,215,125      Sep-05        (10,994)
...............................................................................
U.S. Treasury Note
10 yr (Long)                       44    4,992,625      Sep-05        (14,420)
...............................................................................
U.S. Treasury Note
5 yr (Short)                       28    3,048,938      Sep-05         (9,926)
------------------------------------------------------------------------------
                                                                      $14,596
------------------------------------------------------------------------------

TBA Sale Commitments Outstanding at June 30, 2005 (Unaudited)
(proceeds receivable $53,001,687)
------------------------------------------------------------------------------
                                           Principal Settlement
Agency                                        Amount        Date        Value
...............................................................................
FHLMC, 5 1/2s, July 1, 2020              $17,184,000     7/19/05  $17,631,052
...............................................................................
FNMA, 7s, July 1, 2035                     9,511,000     7/14/05   10,028,161
...............................................................................
FNMA, 5 1/2s, July 1, 2020                 6,948,000     7/19/05    7,130,385
...............................................................................
FNMA, 5s, July 1, 2035                    18,290,000     7/14/05   18,288,571
------------------------------------------------------------------------------
                                                                  $53,078,169
------------------------------------------------------------------------------

Interest Rate Swap Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                            Notional Termination  Appreciation/
                                              Amount        Date (Depreciation)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated June 27,
2005 to pay semi-annually the
notional amount multiplied by
3.9334% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA.               $12,900,000     6/29/07      $10,361
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated June 27,
2005 to pay semi-annually the
notional amount multiplied by
4.3059% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA.                 2,300,000     6/29/15        5,576
...............................................................................
Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 7,000,000     3/30/09      189,621
...............................................................................
Agreement with Bank of America,
N.A. dated December 2, 2003 to
pay semi-annually the notional
amount multiplied by 2.444% and
receive quarterly the notional
amount multiplied by the three month
USD-LIBOR.                                 4,779,000     12/5/05       28,155
...............................................................................
Agreement with Bank of America,
N.A. dated December 12, 2003 to
pay semi-annually the notional
amount multiplied by 2.1125% and
receive quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                   879,000    12/16/05        6,857
...............................................................................
Agreement with Credit Suisse First
Boston International dated July 7,
2004 to receive semi-annually the
notional amount multiplied by 2.931%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                           2,529,200      7/9/06       (7,033)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated February 2,
2005 to receive semi-annually the
notional amount multiplied by 4.089%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                      36,700,000      2/4/10      394,176
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive semi-
annually the notional amount
multiplied by 4.641% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                            19,434,000    12/15/13      511,674
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive semi-
annually the notional amount
multiplied by 2.23762% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                             8,109,000     12/9/05      (56,652)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay semi-
annually the notional amount
multiplied by 4.579% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                             2,731,000    12/16/13      (59,867)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay semi-
annually the notional amount
multiplied by 4.710% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                             1,581,000    12/15/13      (49,328)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay semi-
annually the notional amount
multiplied by 2.235% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                               378,000    12/15/05        2,707
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 30, 2005 for
the obligation to receive/pay a fixed
swap rate of 4.58% semi-annually
versus the three month LIBOR. For
this obligation, Putnam receives an
upfront premium from JPMorgan
Chase Bank, N.A. of 778
basis points.                              6,590,000      7/3/17            --
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 30, 2005 for
the obligation to receive/pay a fixed
swap rate of 4.58% semi-annually
versus the three month LIBOR. For
this obligation, Putnam receives an
upfront premium from JPMorgan
Chase Bank, N.A. of 778
basis points.                              6,590,000      7/3/17            --
------------------------------------------------------------------------------
                                                                     $976,247
------------------------------------------------------------------------------
Credit Default Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                                        Notional Appreciation/
                                                          Amount (Depreciation)
...............................................................................
Agreement with Bank of America,
N.A. effective April 4, 2005, maturing
on June 20, 2010, to receive quarterly
the notional amount times 23.25
basis points per annum. Upon a
credit default event of FNMA,
5.375%, November 11, 2010, the
fund makes a payment of the
proportional notional amount times
the difference between the par value
and the then-market value of FNMA,
5.375%, November 11, 2010.                             3,400,000      $10,880
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. effective March 10,
2005, maturing on March 20, 2014,
to receive quarterly 18 basis points
times the notional amount. Upon a
credit default event of FNMA, 4.625%,
the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of FNMA, 4.625%,
September 15, 2012.                                   12,000,000       (4,517)
------------------------------------------------------------------------------
                                                                       $6,363
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.



Putnam VT Capital Appreciation Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (99.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (--%)
.........................................................................................................................
               734   AAR Corp. (NON)                                                                             $11,531
.........................................................................................................................
               261   Triumph Group, Inc. (NON)                                                                     9,072
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  20,603
------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
.........................................................................................................................
             1,547   Alaska Air Group, Inc. (NON)                                                                 46,023
.........................................................................................................................
             7,455   ExpressJet Holdings, Inc. (NON) (S)                                                          63,442
.........................................................................................................................
               647   World Air Holdings, Inc. (NON)                                                                7,583
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 117,048
------------------------------------------------------------------------------------------------------------------------
Automotive (0.8%)
.........................................................................................................................
             3,260   BorgWarner, Inc.                                                                            174,964
.........................................................................................................................
               314   TBC Corp. (NON)                                                                               8,519
.........................................................................................................................
            13,372   Tenneco Automotive, Inc. (NON)                                                              222,510
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 405,993
------------------------------------------------------------------------------------------------------------------------
Banking (5.0%)
.........................................................................................................................
               671   Anchor BanCorp Wisconsin, Inc.                                                               20,304
.........................................................................................................................
               176   Center Financial Corp.                                                                        4,370
.........................................................................................................................
               438   City Holding Co.                                                                             15,996
.........................................................................................................................
            62,900   Commerce Bancorp, Inc. (S)                                                                1,906,499
.........................................................................................................................
             2,885   Doral Financial Corp. (Puerto Rico)                                                          47,718
.........................................................................................................................
                46   First Regional Bancorp (NON)                                                                  3,043
.........................................................................................................................
             4,651   FirstFed Financial Corp. (NON)                                                              277,246
.........................................................................................................................
               516   Independent Bank Corp. -- Michigan                                                           14,675
.........................................................................................................................
               100   Lakeland Financial Corp.                                                                      4,068
.........................................................................................................................
               153   Provident Financial Hldgs.                                                                    4,301
.........................................................................................................................
             5,552   R&G Financial Corp. Class B
                     (Puerto Rico)                                                                                98,215
.........................................................................................................................
               143   Republic Bancorp, Inc. Class A                                                                3,105
.........................................................................................................................
               304   Southwest Bancorp, Inc.                                                                       6,226
.........................................................................................................................
                89   Taylor Capital Group, Inc.                                                                    3,493
.........................................................................................................................
               900   Westcorp                                                                                     47,178
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,456,437
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.7%)
.........................................................................................................................
             3,337   Able Laboratories, Inc. (NON) (S)                                                            11,613
.........................................................................................................................
             1,500   Albany Molecular Research, Inc. (NON)                                                        21,000
.........................................................................................................................
            19,630   Amgen, Inc. (NON)                                                                         1,186,830
.........................................................................................................................
               841   Arqule, Inc. (NON)                                                                            5,450
.........................................................................................................................
               800   Connetics Corp. (NON)                                                                        14,112
.........................................................................................................................
             1,353   Diversa Corp. (NON)                                                                           7,049
.........................................................................................................................
             3,377   Regeneron Pharmaceuticals, Inc. (NON)                                                        28,333
.........................................................................................................................
             4,700   Savient Pharmaceuticals, Inc. (NON)                                                          20,727
.........................................................................................................................
             1,330   Telik, Inc. (NON)                                                                            21,626
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,316,740
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.6%)
.........................................................................................................................
            24,140   Masco Corp.                                                                                 766,686
.........................................................................................................................
             2,193   Tyler Technologies, Inc. (NON)                                                               16,579
.........................................................................................................................
               573   Universal Forest Products, Inc.                                                              23,751
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 807,016
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.5%)
.........................................................................................................................
                92   Abdersons, Inc. (The)                                                                         3,295
.........................................................................................................................
             8,314   Georgia Gulf Corp.                                                                          258,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 261,445
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (6.6%)
.........................................................................................................................
             8,928   Administaff, Inc.                                                                           212,129
.........................................................................................................................
             6,235   Catalina Marketing Corp.                                                                    158,431
.........................................................................................................................
               299   CCC Information Services Group (NON)                                                          7,161
.........................................................................................................................
            36,520   Cendant Corp.                                                                               816,952
.........................................................................................................................
               904   Consolidated Graphics, Inc. (NON)                                                            36,856
.........................................................................................................................
            31,340   eBay, Inc. (NON)                                                                          1,034,533
.........................................................................................................................
               757   HUB Group, Inc. Class A (NON)                                                                18,963
.........................................................................................................................
             1,848   John H. Harland Co.                                                                          70,224
.........................................................................................................................
               378   NCO Group, Inc. (NON)                                                                         8,176
.........................................................................................................................
            12,465   Sabre Holdings Corp.                                                                        248,677
.........................................................................................................................
             1,000   Spherion Corp. (NON)                                                                          6,600
.........................................................................................................................
             1,401   Startek, Inc.                                                                                23,004
.........................................................................................................................
             2,851   TeleTech Holdings, Inc. (NON)                                                                23,236
.........................................................................................................................
               773   Unifirst Corp.                                                                               31,337
.........................................................................................................................
            16,800   Yahoo!, Inc. (NON)                                                                          582,120
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,278,399
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.4%)
.........................................................................................................................
            59,530   Cisco Systems, Inc. (NON)                                                                 1,137,618
.........................................................................................................................
             2,854   Inter-Tel, Inc.                                                                              53,113
.........................................................................................................................
             2,285   Redback Networks, Inc. (NON)                                                                 14,578
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,205,309
------------------------------------------------------------------------------------------------------------------------
Computers (3.1%)
.........................................................................................................................
            17,010   Apple Computer, Inc. (NON)                                                                  626,138
.........................................................................................................................
            54,811   Brocade Communications
                     Systems, Inc. (NON)                                                                         212,667
.........................................................................................................................
               855   Catapult Communications Corp. (NON)                                                          14,586
.........................................................................................................................
             1,290   Checkpoint Systems, Inc. (NON)                                                               22,833
.........................................................................................................................
             9,800   Dell, Inc. (NON)                                                                            387,198
.........................................................................................................................
            15,467   Emulex Corp. (NON)                                                                          282,427
.........................................................................................................................
               378   Magma Design Automation, Inc. (NON)                                                           3,160
.........................................................................................................................
               212   Netgear, Inc. (NON)                                                                           3,943
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,552,952
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.4%)
.........................................................................................................................
            40,210   Tyco International, Ltd.                                                                  1,174,132
------------------------------------------------------------------------------------------------------------------------
Construction (--%)
.........................................................................................................................
               689   Huttig Building Products, Inc. (NON)                                                          7,517
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (--%)
.........................................................................................................................
               815   Hooker Furniture Corp.                                                                       14,238
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (6.5%)
.........................................................................................................................
             2,912   Accredited Home Lenders
                     Holding Co. (NON)                                                                           128,128
.........................................................................................................................
               431   Asta Funding, Inc.                                                                           11,973
.........................................................................................................................
            18,617   Capital One Financial Corp.                                                               1,489,546
.........................................................................................................................
             3,230   CompuCredit Corp. (NON) (S)                                                                 110,724
.........................................................................................................................
            37,810   Countrywide Financial Corp.                                                               1,459,844
.........................................................................................................................
               861   World Acceptance Corp. (NON)                                                                 25,873
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,226,088
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.7%)
.........................................................................................................................
             1,650   Blyth Industries, Inc.                                                                       46,283
.........................................................................................................................
             1,549   Darling International, Inc. (NON)                                                             5,809
.........................................................................................................................
             9,445   Yankee Candle Co., Inc. (The)                                                               303,185
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 355,277
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.3%)
.........................................................................................................................
             2,261   Alderwoods Group, Inc. (Canada) (NON)                                                        32,491
.........................................................................................................................
               712   Geo Group, Inc. (The) (NON)                                                                  17,836
.........................................................................................................................
             3,903   Labor Ready, Inc. (NON)                                                                      90,979
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 141,306
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.1%)
.........................................................................................................................
               219   Alliant Energy Corp.                                                                          6,165
.........................................................................................................................
             1,580   Black Hills Corp.                                                                            58,223
.........................................................................................................................
            31,416   CMS Energy Corp. (NON)                                                                      473,125
.........................................................................................................................
               161   Puget Energy, Inc.                                                                            3,764
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 541,277
------------------------------------------------------------------------------------------------------------------------
Electronics (1.9%)
.........................................................................................................................
               521   Agilysys, Inc.                                                                                8,180
.........................................................................................................................
               217   FEI Co. (NON)                                                                                 4,950
.........................................................................................................................
            21,270   Freescale Semiconductor, Inc.
                     Class A (NON) (S)                                                                           446,883
.........................................................................................................................
             1,793   IXYS Corp. (NON)                                                                             25,425
.........................................................................................................................
             1,427   Methode Electronics, Inc. Class A                                                            16,938
.........................................................................................................................
             2,232   Omnivision Technologies, Inc. (NON) (S)                                                      30,333
.........................................................................................................................
               865   Stoneridge, Inc. (NON)                                                                        5,709
.........................................................................................................................
             9,554   Storage Technology Corp. (NON)                                                              346,715
.........................................................................................................................
             8,800   TriQuint Semiconductor, Inc. (NON)                                                           29,304
.........................................................................................................................
             2,713   TTM Technologies, Inc. (NON)                                                                 20,646
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 935,083
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
.........................................................................................................................
               219   Atwood Oceanics, Inc. (NON)                                                                  13,482
.........................................................................................................................
             6,100   Parker Drilling Co. (NON)                                                                    42,761
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  56,243
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.5%)
.........................................................................................................................
             2,238   Eagle Materials, Inc.                                                                       207,216
.........................................................................................................................
               462   Noble International, Ltd.                                                                    10,880
.........................................................................................................................
             1,130   Perini Corp. (NON)                                                                           18,555
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 236,651
------------------------------------------------------------------------------------------------------------------------
Financial (5.2%)
.........................................................................................................................
               622   Asset Acceptance Capital Corp. (NON)                                                         16,116
.........................................................................................................................
               689   CNA Surety Corp. (NON)                                                                       10,232
.........................................................................................................................
            19,250   Fannie Mae                                                                                1,124,200
.........................................................................................................................
            16,730   Investors Financial Services Corp.                                                          632,729
.........................................................................................................................
             1,550   New Century Financial Corp. (R)                                                              79,748
.........................................................................................................................
             8,740   PMI Group, Inc. (The)                                                                       340,685
.........................................................................................................................
             4,337   Radian Group, Inc.                                                                          204,793
.........................................................................................................................
             1,392   S&P 500 Index Depositary Receipts
                     (SPDR Trust Series 1)                                                                       165,899
.........................................................................................................................
                 5   Student Loan Corp.                                                                            1,099
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,575,501
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.6%)
.........................................................................................................................
             4,264   Albany International Corp.                                                                  136,917
.........................................................................................................................
               285   CSS Industries, Inc.                                                                          9,644
.........................................................................................................................
             1,002   Graphic Packaging Corp. (NON)                                                                 3,657
.........................................................................................................................
               921   Grief, Inc. Class A                                                                          56,273
.........................................................................................................................
             3,680   Louisiana-Pacific Corp.                                                                      90,454
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 296,945
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (--%)
.........................................................................................................................
               720   Dover Downs Gaming &
                     Entertainment, Inc.                                                                           9,547
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.6%)
.........................................................................................................................
               177   American Dental Partners, Inc. (NON)                                                          4,321
.........................................................................................................................
             3,718   Cerner Corp. (NON) (S)                                                                      252,712
.........................................................................................................................
             1,920   Genesis HealthCare Corp. (NON)                                                               88,858
.........................................................................................................................
            10,448   Manor Care, Inc.                                                                            415,099
.........................................................................................................................
               400   OCA, Inc. (NON)                                                                                 752
.........................................................................................................................
             1,077   Odyssey Healthcare, Inc. (NON)                                                               15,530
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 777,272
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (--%)
.........................................................................................................................
               433   Select Comfort Corp. (NON)                                                                    9,279
------------------------------------------------------------------------------------------------------------------------
Insurance (8.4%)
.........................................................................................................................
               427   Affirmative Insurance
                     Holdings, Inc.                                                                                6,768
.........................................................................................................................
             5,066   American Equity Investment Life
                     Holding Co. (S)                                                                              60,184
.........................................................................................................................
            37,250   American International Group, Inc.                                                        2,164,225
.........................................................................................................................
               498   American Physicians Capital, Inc. (NON)                                                      18,501
.........................................................................................................................
             7,437   AmerUs Group Co.                                                                            357,348
.........................................................................................................................
               463   Bristol West Holdings, Inc.                                                                   8,473
.........................................................................................................................
             1,199   Commerce Group, Inc.                                                                         74,470
.........................................................................................................................
             1,130   Delphi Financial Group Class A                                                               49,890
.........................................................................................................................
               631   Direct General Corp.                                                                         11,743
.........................................................................................................................
             7,640   Everest Re Group, Ltd. (Barbados)                                                           710,520
.........................................................................................................................
               101   FPIC Insurance Group, Inc. (NON)                                                              2,962
.........................................................................................................................
             6,245   HCC Insurance Holdings, Inc.                                                                236,498
.........................................................................................................................
               892   Infinity Property & Casualty Corp.                                                           31,113
.........................................................................................................................
                37   IPC Holdings, Ltd. (Bermuda)                                                                  1,466
.........................................................................................................................
               267   Midland Co. (The)                                                                             9,396
.........................................................................................................................
               231   National Interstate Corp. (NON)                                                               4,636
.........................................................................................................................
               777   Presidential Life Corp.                                                                      13,294
.........................................................................................................................
               740   Stancorp Financial Group                                                                     56,669
.........................................................................................................................
               300   Triad Guaranty, Inc. (NON)                                                                   15,117
.........................................................................................................................
               859   United Fire & Casualty Co.                                                                   38,157
.........................................................................................................................
             6,312   W.R. Berkley Corp.                                                                          225,212
.........................................................................................................................
               710   Zenith National Insurance Corp.                                                              48,181
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,144,823
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.8%)
.........................................................................................................................
             4,689   Affiliated Managers Group (NON)                                                             320,399
.........................................................................................................................
               611   Calamos Asset Management, Inc.
                     Class A                                                                                      16,644
.........................................................................................................................
             1,540   IndyMac Bancorp, Inc.                                                                        62,724
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 399,767
------------------------------------------------------------------------------------------------------------------------
Leisure (3.7%)
.........................................................................................................................
             1,163   Artic Cat, Inc.                                                                              23,876
.........................................................................................................................
            30,770   Harley-Davidson, Inc.                                                                     1,526,192
.........................................................................................................................
               332   Marine Products Corp.                                                                         4,831
.........................................................................................................................
             7,815   Winnebago Industries, Inc. (S)                                                              255,941
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,810,840
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (2.9%)
.........................................................................................................................
             1,294   MTR Gaming Group, Inc. (NON)                                                                 15,062
.........................................................................................................................
            29,430   Royal Caribbean Cruises, Ltd.                                                             1,423,235
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,438,297
------------------------------------------------------------------------------------------------------------------------
Machinery (1.0%)
.........................................................................................................................
               864   Applied Industrial
                     Technologies, Inc.                                                                           27,899
.........................................................................................................................
               740   Cascade Corp.                                                                                32,005
.........................................................................................................................
            11,357   Terex Corp. (NON)                                                                           447,466
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 507,370
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
.........................................................................................................................
               695   Blount International, Inc. (NON)                                                             11,600
.........................................................................................................................
               899   Titan International, Inc.                                                                    12,568
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  24,168
------------------------------------------------------------------------------------------------------------------------
Media (--%)
.........................................................................................................................
               888   MasTec, Inc. (NON)                                                                            7,814
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.8%)
.........................................................................................................................
               824   Alliance Imaging, Inc. (NON)                                                                  8,619
.........................................................................................................................
             5,880   American Medical Systems
                     Holdings, Inc. (NON)                                                                        121,422
.........................................................................................................................
               784   Analogic Corp.                                                                               39,451
.........................................................................................................................
               367   Candela Corp. (NON)                                                                           3,835
.........................................................................................................................
               278   Cantel Medical Corp. (NON)                                                                    4,548
.........................................................................................................................
                60   Charles River Laboratories
                     International, Inc. (NON)                                                                     2,895
.........................................................................................................................
             1,560   Epix Pharmaceuticals, Inc. (NON)                                                             13,806
.........................................................................................................................
               212   Medical Action Industries, Inc. (NON)                                                         3,784
.........................................................................................................................
             5,040   Respironics, Inc. (NON)                                                                     181,994
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 380,354
------------------------------------------------------------------------------------------------------------------------
Metal Fabricators (0.1%)
.........................................................................................................................
             1,625   Brush Engineered Materials, Inc. (NON)                                                       23,173
.........................................................................................................................
               500   Mueller Industries, Inc.                                                                     13,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  36,723
------------------------------------------------------------------------------------------------------------------------
Metals (1.5%)
.........................................................................................................................
             1,056   A.M. Castle & Co. (NON)                                                                      16,326
.........................................................................................................................
            26,673   AK Steel Holding Corp. (NON)                                                                170,974
.........................................................................................................................
             1,526   Encore Wire Corp. (NON)                                                                      17,686
.........................................................................................................................
               112   NS Group, Inc. (NON)                                                                          3,641
.........................................................................................................................
             5,572   Reliance Steel & Aluminum Co.                                                               206,554
.........................................................................................................................
               288   Shiloh Industries, Inc. (NON)                                                                 3,528
.........................................................................................................................
            12,330   Steel Dynamics, Inc.                                                                        323,663
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 742,372
------------------------------------------------------------------------------------------------------------------------
Miscellaneous (0.7%)
.........................................................................................................................
             5,794   iShares Russell 2000 Index Fund (S)                                                         369,078
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.2%)
.........................................................................................................................
                75   Energen Corp.                                                                                 2,629
.........................................................................................................................
             2,541   Transmontaigne, Inc. (NON)                                                                   26,681
.........................................................................................................................
             2,430   WGL Holdings, Inc.                                                                           81,745
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 111,055
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.1%)
.........................................................................................................................
               611   Kimball International, Inc. Class B                                                           8,065
.........................................................................................................................
             2,641   Steelcase, Inc.                                                                              36,578
.........................................................................................................................
               944   Systemax, Inc. (NON)                                                                          6,344
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  50,987
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (6.4%)
.........................................................................................................................
            15,700   Amerada Hess Corp.                                                                        1,672,207
.........................................................................................................................
               199   Cabot Oil & Gas Corp. Class A                                                                 6,905
.........................................................................................................................
             1,115   Callon Petroleum Co. (NON)                                                                   16,480
.........................................................................................................................
             5,787   Denbury Resources, Inc. (NON)                                                               230,149
.........................................................................................................................
             4,580   Giant Industries, Inc. (NON)                                                                164,880
.........................................................................................................................
               670   Harvest Natural Resources, Inc. (NON)                                                         7,323
.........................................................................................................................
            10,690   Occidental Petroleum Corp.                                                                  822,382
.........................................................................................................................
               882   Petroleum Development Corp. (NON)                                                            28,092
.........................................................................................................................
             7,341   Vintage Petroleum, Inc.                                                                     223,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,172,098
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (3.6%)
.........................................................................................................................
             1,486   Enzon, Inc. (NON)                                                                             9,629
.........................................................................................................................
            12,710   Johnson & Johnson (S)                                                                       826,150
.........................................................................................................................
            34,614   Pfizer, Inc.                                                                                954,654
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,790,433
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.8%)
.........................................................................................................................
            25,200   AES Corp. (The) (NON)                                                                       412,776
------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
.........................................................................................................................
             2,979   Hollinger International, Inc.                                                                29,820
------------------------------------------------------------------------------------------------------------------------
Railroads (--%)
.........................................................................................................................
               730   Rail America, Inc. (NON)                                                                      8,687
------------------------------------------------------------------------------------------------------------------------
Real Estate (2.4%)
.........................................................................................................................
             1,150   Boykin Lodging Co. (NON)                                                                     15,410
.........................................................................................................................
             5,650   Capital Automotive (R)                                                                      215,661
.........................................................................................................................
             2,700   CBL & Associates Properties (R)                                                             116,289
.........................................................................................................................
               400   Cedar Shopping Centers, Inc. (R)                                                              5,900
.........................................................................................................................
             2,600   Equity Inns, Inc. (R)                                                                        34,580
.........................................................................................................................
             1,000   Innkeepers USA Trust (R)                                                                     14,940
.........................................................................................................................
             1,491   LTC Properties, Inc. (R)                                                                     30,864
.........................................................................................................................
             2,290   Mills Corp. (R)                                                                             139,209
.........................................................................................................................
             5,258   National Health Investors, Inc. (R)                                                         147,592
.........................................................................................................................
             1,468   Newcastle Investment Corp. (R)                                                               44,260
.........................................................................................................................
               780   Novastar Financial, Inc. (R) (S)                                                             30,537
.........................................................................................................................
             3,207   Omega Healthcare
                     Investors, Inc. (R)                                                                          41,242
.........................................................................................................................
             3,899   RAIT Investment Trust (R)                                                                   116,775
.........................................................................................................................
             4,436   Redwood Trust, Inc. (R)                                                                     228,898
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,182,157
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.1%)
.........................................................................................................................
             3,975   Denny's Corp. (NON)                                                                          19,875
.........................................................................................................................
             1,156   Luby's, Inc. (NON)                                                                           13,814
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  33,689
------------------------------------------------------------------------------------------------------------------------
Retail (9.2%)
.........................................................................................................................
            16,110   Best Buy Co., Inc.                                                                        1,104,341
.........................................................................................................................
               276   Blair Corp.                                                                                  10,902
.........................................................................................................................
             3,820   Borders Group, Inc.                                                                          96,684
.........................................................................................................................
             3,079   Cato Corp. (The) Class A                                                                     63,581
.........................................................................................................................
             1,065   CSK Auto Corp. (NON)                                                                         17,764
.........................................................................................................................
               337   Ingles Markets, Inc. Class A                                                                  4,640
.........................................................................................................................
             3,130   Nash Finch Co.                                                                              114,996
.........................................................................................................................
             4,227   Nu Skin Enterprises, Inc. Class A                                                            98,489
.........................................................................................................................
            70,040   Office Depot, Inc. (NON)                                                                  1,599,714
.........................................................................................................................
             5,464   Payless ShoeSource, Inc. (NON)                                                              104,909
.........................................................................................................................
            10,773   Rent-A-Center, Inc. (NON)                                                                   250,903
.........................................................................................................................
             1,740   ShopKo Stores, Inc. (NON)                                                                    42,299
.........................................................................................................................
            12,270   Supervalu, Inc. (NON)                                                                       400,125
.........................................................................................................................
            10,135   Timberland Co. (The) Class A (NON)                                                          392,427
.........................................................................................................................
             8,671   Too, Inc. (NON)                                                                             202,641
.........................................................................................................................
             1,387   Trans World Entertainment Corp. (NON)                                                        16,408
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,520,823
------------------------------------------------------------------------------------------------------------------------
Schools (2.6%)
.........................................................................................................................
            15,830   Apollo Group, Inc. Class A (NON)                                                          1,238,223
.........................................................................................................................
             2,030   Education Management Corp. (NON)                                                             68,472
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,306,695
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.1%)
.........................................................................................................................
               736   ADE Corp. (NON)                                                                              20,645
.........................................................................................................................
               683   Advanced Energy Industries, Inc. (NON)                                                        5,368
.........................................................................................................................
             1,188   Sigmatel, Inc. (NON)                                                                         20,386
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  46,399
------------------------------------------------------------------------------------------------------------------------
Shipping (0.1%)
.........................................................................................................................
             1,699   ABX Air, Inc. (NON)                                                                          13,847
.........................................................................................................................
             1,117   Arkansas Best Corp.                                                                          35,532
.........................................................................................................................
               619   Maritrans, Inc.                                                                              16,744
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  66,123
------------------------------------------------------------------------------------------------------------------------
Software (4.1%)
.........................................................................................................................
               382   Ansoft Corp. (NON)                                                                            9,229
.........................................................................................................................
             3,400   Atari, Inc. (NON)                                                                             9,452
.........................................................................................................................
               890   Blackboard, Inc. (NON)                                                                       21,289
.........................................................................................................................
            26,778   BMC Software, Inc. (NON)                                                                    480,665
.........................................................................................................................
            15,816   Citrix Systems, Inc. (NON)                                                                  342,575
.........................................................................................................................
             1,103   EPIQ Systems, Inc. (NON)                                                                     18,045
.........................................................................................................................
             3,690   Hyperion Solutions Corp. (NON)                                                              148,486
.........................................................................................................................
               410   Mantech International Corp.
                     Class A (NON)                                                                                12,726
.........................................................................................................................
            73,290   Oracle Corp. (NON)                                                                          967,428
.........................................................................................................................
             2,716   SonicWall, Inc. (NON)                                                                        14,639
.........................................................................................................................
               788   SPSS, Inc. (NON)                                                                             15,137
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,039,671
------------------------------------------------------------------------------------------------------------------------
Staffing (0.1%)
.........................................................................................................................
             1,783   AMN Healthcare Services, Inc. (NON)                                                          26,798
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.6%)
.........................................................................................................................
             7,396   Acxiom Corp.                                                                                154,428
.........................................................................................................................
               479   MTS Systems Corp.                                                                            16,085
.........................................................................................................................
             2,040   Transaction Systems
                     Architects, Inc. (NON)                                                                       50,245
.........................................................................................................................
             7,306   United Online, Inc.                                                                          79,343
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 300,101
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.3%)
.........................................................................................................................
               785   Commonwealth Telephone
                     Enterprises, Inc.                                                                            32,899
.........................................................................................................................
            39,267   Earthlink, Inc. (NON)                                                                       340,052
.........................................................................................................................
             1,100   Intrado, Inc. (NON)                                                                          16,456
.........................................................................................................................
            17,625   Premiere Global Services, Inc. (NON)                                                        198,986
.........................................................................................................................
             2,113   Talk America Holdings, Inc. (NON)                                                            21,151
.........................................................................................................................
             1,733   US UnWired, Inc. (NON)                                                                       10,086
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 619,630
------------------------------------------------------------------------------------------------------------------------
Textiles (0.7%)
.........................................................................................................................
               801   Stride Rite Corp.                                                                            11,046
.........................................................................................................................
             5,380   Tommy Hilfiger Corp. (Hong Kong) (NON)                                                       74,029
.........................................................................................................................
            10,279   Wolverine World Wide, Inc.                                                                  246,799
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 331,874
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.0%)
.........................................................................................................................
            15,690   Altria Group, Inc.                                                                        1,014,515
------------------------------------------------------------------------------------------------------------------------
Toys (0.3%)
.........................................................................................................................
             7,109   Hasbro, Inc.                                                                                147,796
.........................................................................................................................
               715   Jakks Pacific, Inc. (NON)                                                                    13,735
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 161,531
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.7%)
.........................................................................................................................
             8,141   Autoliv, Inc. (Sweden)                                                                      356,576
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $45,124,189)                                                                      $49,222,342
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
        $3,381,235   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 5.39% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                      $3,379,930
.........................................................................................................................
            36,498   Putnam Prime Money Market Fund (e)                                                           36,498
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $3,416,428)                                                                        $3,416,428
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $48,540,617)                                                                      $52,638,770
------------------------------------------------------------------------------------------------------------------------
Total Return Swap Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------------------------------------------------
                                                                   Unrealized
                                      Notional   Termination     Appreciation/
                                        Amount          Date    (Depreciation)
................................................................................
Agreements with Citigroup Global
Markets Limited dated February 28,
2005 to receive monthly the notional
amount multiplied by the total rate of
return of the Commerce Bancorp
Inc. NJ and pay semi-annually the
notional amount multiplied by the six
month USD-LIBOR-BBA plus 25
basis points.                          $24,528       2/28/06            $(383)
-------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.





Putnam VT Capital Opportunities Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (99.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.1%)
.........................................................................................................................
             1,081   AAR Corp. (NON)                                                                             $16,983
.........................................................................................................................
               350   Triumph Group, Inc. (NON)                                                                    12,166
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  29,149
------------------------------------------------------------------------------------------------------------------------
Airlines (0.7%)
.........................................................................................................................
             2,278   Alaska Air Group, Inc. (NON)                                                                 67,771
.........................................................................................................................
            12,031   ExpressJet Holdings, Inc. (NON)                                                             102,384
.........................................................................................................................
               953   World Air Holdings, Inc. (NON)                                                               11,169
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 181,324
------------------------------------------------------------------------------------------------------------------------
Automotive (2.3%)
.........................................................................................................................
             4,980   BorgWarner, Inc.                                                                            267,277
.........................................................................................................................
               463   TBC Corp. (NON)                                                                              12,561
.........................................................................................................................
            20,751   Tenneco Automotive, Inc. (NON)                                                              345,297
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 625,135
------------------------------------------------------------------------------------------------------------------------
Banking (3.1%)
.........................................................................................................................
               989   Anchor BanCorp Wisconsin, Inc.                                                               29,927
.........................................................................................................................
               259   Center Financial Corp.                                                                        6,431
.........................................................................................................................
               644   City Holding Co.                                                                             23,519
.........................................................................................................................
             4,184   Doral Financial Corp. (Puerto Rico)                                                          69,203
.........................................................................................................................
                68   First Regional Bancorp (NON)                                                                  4,498
.........................................................................................................................
             7,193   FirstFed Financial Corp. (NON)                                                              428,775
.........................................................................................................................
               761   Independent Bank Corp. -- Michigan                                                           21,643
.........................................................................................................................
               100   Lakeland Financial Corp.                                                                      4,068
.........................................................................................................................
               225   Provident Financial Hldgs.                                                                    6,325
.........................................................................................................................
             8,959   R&G Financial Corp. Class B
                     (Puerto Rico)                                                                               158,485
.........................................................................................................................
               210   Republic Bancorp, Inc. Class A                                                                4,559
.........................................................................................................................
               449   Southwest Bancorp, Inc.                                                                       9,196
.........................................................................................................................
               131   Taylor Capital Group, Inc.                                                                    5,142
.........................................................................................................................
             1,500   Westcorp                                                                                     78,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 850,401
------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.7%)
.........................................................................................................................
             4,916   Able Laboratories, Inc. (NON)                                                                17,108
.........................................................................................................................
             2,200   Albany Molecular Research, Inc. (NON)                                                        30,800
.........................................................................................................................
             1,239   Arqule, Inc. (NON)                                                                            8,029
.........................................................................................................................
             1,109   Connetics Corp. (NON)                                                                        19,563
.........................................................................................................................
             1,993   Diversa Corp. (NON)                                                                          10,384
.........................................................................................................................
             4,975   Regeneron Pharmaceuticals, Inc. (NON)                                                        41,740
.........................................................................................................................
             6,700   Savient Pharmaceuticals, Inc. (NON)                                                          29,547
.........................................................................................................................
             1,927   Telik, Inc. (NON)                                                                            31,333
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 188,504
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.2%)
.........................................................................................................................
             2,200   Tyler Technologies, Inc. (NON)                                                               16,632
.........................................................................................................................
               844   Universal Forest Products, Inc.                                                              34,984
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  51,616
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.4%)
.........................................................................................................................
               135   Andersons, Inc. (The)                                                                         4,834
.........................................................................................................................
            12,453   Georgia Gulf Corp.                                                                          386,666
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 391,500
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (4.7%)
.........................................................................................................................
            13,743   Administaff, Inc.                                                                           326,534
.........................................................................................................................
            10,062   Catalina Marketing Corp.                                                                    255,675
.........................................................................................................................
               441   CCC Information Services Group (NON)                                                         10,562
.........................................................................................................................
             1,332   Consolidated Graphics, Inc. (NON)                                                            54,306
.........................................................................................................................
             1,115   HUB Group, Inc. Class A (NON)                                                                27,931
.........................................................................................................................
             2,982   John H. Harland Co.                                                                         113,316
.........................................................................................................................
               557   NCO Group, Inc. (NON)                                                                        12,048
.........................................................................................................................
            18,547   Sabre Holdings Corp.                                                                        370,013
.........................................................................................................................
             1,300   Spherion Corp. (NON)                                                                          8,580
.........................................................................................................................
             1,100   Startek, Inc.                                                                                18,062
.........................................................................................................................
             4,200   TeleTech Holdings, Inc. (NON)                                                                34,230
.........................................................................................................................
             1,139   Unifirst Corp.                                                                               46,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,277,432
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.4%)
.........................................................................................................................
             4,217   Inter-Tel, Inc.                                                                              78,478
.........................................................................................................................
             3,366   Redback Networks, Inc. (NON)                                                                 21,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  99,953
------------------------------------------------------------------------------------------------------------------------
Computers (3.0%)
.........................................................................................................................
            85,569   Brocade Communications
                     Systems, Inc. (NON)                                                                         332,008
.........................................................................................................................
             1,259   Catapult Communications Corp. (NON)                                                          21,479
.........................................................................................................................
             1,745   Checkpoint Systems, Inc. (NON)                                                               30,887
.........................................................................................................................
            23,318   Emulex Corp. (NON)                                                                          425,787
.........................................................................................................................
               557   Magma Design Automation, Inc. (NON)                                                           4,657
.........................................................................................................................
               312   Netgear, Inc. (NON)                                                                           5,803
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 820,621
------------------------------------------------------------------------------------------------------------------------
Construction (--%)
.........................................................................................................................
             1,015   Huttig Building Products, Inc. (NON)                                                         11,074
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (--%)
.........................................................................................................................
               100   Hooker Furniture Corp.                                                                        1,747
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.6%)
.........................................................................................................................
             4,699   Accredited Home Lenders
                     Holding Co. (NON)                                                                           206,756
.........................................................................................................................
               634   Asta Funding, Inc.                                                                           17,613
.........................................................................................................................
             5,158   CompuCredit Corp. (NON)                                                                     176,816
.........................................................................................................................
             1,269   World Acceptance Corp. (NON)                                                                 38,133
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 439,318
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.0%)
.........................................................................................................................
             2,391   Blyth Industries, Inc.                                                                       67,068
.........................................................................................................................
             2,281   Darling International, Inc. (NON)                                                             8,554
.........................................................................................................................
            14,358   Yankee Candle Co., Inc. (The)                                                               460,892
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 536,514
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.8%)
.........................................................................................................................
             3,330   Alderwoods Group, Inc. (Canada) (NON)                                                        47,852
.........................................................................................................................
             1,049   Geo Group, Inc. (The) (NON)                                                                  26,277
.........................................................................................................................
             6,299   Labor Ready, Inc. (NON)                                                                     146,830
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 220,959
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.0%)
.........................................................................................................................
               322   Alliant Energy Corp.                                                                          9,064
.........................................................................................................................
             2,519   Black Hills Corp.                                                                            92,825
.........................................................................................................................
            47,256   CMS Energy Corp. (NON)                                                                      711,675
.........................................................................................................................
               238   Puget Energy, Inc.                                                                            5,564
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 819,128
------------------------------------------------------------------------------------------------------------------------
Electronics (2.7%)
.........................................................................................................................
               768   Agilysys, Inc.                                                                               12,058
.........................................................................................................................
               319   FEI Co. (NON)                                                                                 7,276
.........................................................................................................................
             2,641   IXYS Corp. (NON)                                                                             37,449
.........................................................................................................................
             2,102   Methode Electronics, Inc. Class A                                                            24,951
.........................................................................................................................
             3,288   Omnivision Technologies, Inc. (NON)                                                          44,684
.........................................................................................................................
             1,274   Stoneridge, Inc. (NON)                                                                        8,408
.........................................................................................................................
            14,149   Storage Technology Corp. (NON)                                                              513,467
.........................................................................................................................
            12,900   TriQuint Semiconductor, Inc. (NON)                                                           42,957
.........................................................................................................................
             3,997   TTM Technologies, Inc. (NON)                                                                 30,417
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 721,667
------------------------------------------------------------------------------------------------------------------------
Energy (0.3%)
.........................................................................................................................
               322   Atwood Oceanics, Inc. (NON)                                                                  19,822
.........................................................................................................................
             9,000   Parker Drilling Co. (NON)                                                                    63,090
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  82,912
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (1.4%)
.........................................................................................................................
             3,501   Eagle Materials, Inc.                                                                       324,158
.........................................................................................................................
               681   Noble International, Ltd.                                                                    16,038
.........................................................................................................................
             1,664   Perini Corp. (NON)                                                                           27,323
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 367,519
------------------------------------------------------------------------------------------------------------------------
Financial (1.8%)
.........................................................................................................................
               916   Asset Acceptance Capital Corp. (NON)                                                         23,734
.........................................................................................................................
             1,015   CNA Surety Corp. (NON)                                                                       15,073
.........................................................................................................................
             2,499   New Century Financial Corp. (R)                                                             128,574
.........................................................................................................................
             6,575   Radian Group, Inc.                                                                          310,472
.........................................................................................................................
                 7   Student Loan Corp.                                                                            1,539
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 479,392
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.8%)
.........................................................................................................................
             6,882   Albany International Corp.                                                                  220,981
.........................................................................................................................
               419   CSS Industries, Inc.                                                                         14,179
.........................................................................................................................
             1,476   Graphic Packaging Corp. (NON)                                                                 5,387
.........................................................................................................................
             1,487   Grief, Inc. Class A                                                                          90,856
.........................................................................................................................
             5,884   Louisiana-Pacific Corp.                                                                     144,629
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 476,032
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (--%)
.........................................................................................................................
             1,061   Dover Downs Gaming &
                     Entertainment, Inc.                                                                          14,069
------------------------------------------------------------------------------------------------------------------------
Health Care Services (4.4%)
.........................................................................................................................
               261   American Dental Partners, Inc. (NON)                                                          6,371
.........................................................................................................................
             5,779   Cerner Corp. (NON)                                                                          392,799
.........................................................................................................................
             2,998   Genesis HealthCare Corp. (NON)                                                              138,747
.........................................................................................................................
            15,692   Manor Care, Inc.                                                                            623,443
.........................................................................................................................
               600   OCA, Inc. (NON)                                                                               1,128
.........................................................................................................................
             1,586   Odyssey Healthcare, Inc. (NON)                                                               22,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,185,358
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (--%)
.........................................................................................................................
               638   Select Comfort Corp. (NON)                                                                   13,672
------------------------------------------------------------------------------------------------------------------------
Insurance (6.9%)
.........................................................................................................................
               629   Affirmative Insurance
                     Holdings, Inc.                                                                                9,970
.........................................................................................................................
             6,810   American Equity Investment Life
                     Holding Co.                                                                                  80,903
.........................................................................................................................
               734   American Physicians Capital, Inc. (NON)                                                      27,268
.........................................................................................................................
            11,185   AmerUs Group Co.                                                                            537,439
.........................................................................................................................
               683   Bristol West Holdings, Inc.                                                                  12,499
.........................................................................................................................
             1,767   Commerce Group, Inc.                                                                        109,748
.........................................................................................................................
             1,565   Delphi Financial Group Class A                                                               69,095
.........................................................................................................................
               930   Direct General Corp.                                                                         17,307
.........................................................................................................................
               149   FPIC Insurance Group, Inc. (NON)                                                              4,370
.........................................................................................................................
             9,687   HCC Insurance Holdings, Inc.                                                                366,847
.........................................................................................................................
             1,315   Infinity Property & Casualty Corp.                                                           45,867
.........................................................................................................................
                55   IPC Holdings, Ltd. (Bermuda)                                                                  2,179
.........................................................................................................................
               393   Midland Co. (The)                                                                            13,830
.........................................................................................................................
               341   National Interstate Corp. (NON)                                                               6,844
.........................................................................................................................
               200   Presidential Life Corp.                                                                       3,422
.........................................................................................................................
             1,224   Stancorp Financial Group                                                                     93,734
.........................................................................................................................
               443   Triad Guaranty, Inc. (NON)                                                                   22,323
.........................................................................................................................
               800   United Fire & Casualty Co.                                                                   35,536
.........................................................................................................................
             9,353   W.R. Berkley Corp.                                                                          333,715
.........................................................................................................................
             1,023   Zenith National Insurance Corp.                                                              69,421
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,862,317
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.2%)
.........................................................................................................................
             6,961   Affiliated Managers Group (NON)                                                             475,645
.........................................................................................................................
               900   Calamos Asset Management, Inc.
                     Class A                                                                                      24,516
.........................................................................................................................
             2,325   IndyMac Bancorp, Inc.                                                                        94,697
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 594,858
------------------------------------------------------------------------------------------------------------------------
Leisure (1.6%)
.........................................................................................................................
             1,713   Artic Cat, Inc.                                                                              35,168
.........................................................................................................................
               489   Marine Products Corp.                                                                         7,115
.........................................................................................................................
            11,652   Winnebago Industries, Inc.                                                                  381,603
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 423,886
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.1%)
.........................................................................................................................
             1,906   MTR Gaming Group, Inc. (NON)                                                                 22,186
------------------------------------------------------------------------------------------------------------------------
Machinery (2.8%)
.........................................................................................................................
             1,273   Applied Industrial
                     Technologies, Inc.                                                                           41,105
.........................................................................................................................
             1,090   Cascade Corp.                                                                                47,143
.........................................................................................................................
            17,389   Terex Corp. (NON)                                                                           685,127
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 773,375
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
.........................................................................................................................
             1,024   Blount International, Inc. (NON)                                                             17,091
.........................................................................................................................
             1,324   Titan International, Inc.                                                                    18,510
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  35,601
------------------------------------------------------------------------------------------------------------------------
Media (--%)
.........................................................................................................................
             1,309   MasTec, Inc. (NON)                                                                           11,519
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.2%)
.........................................................................................................................
             1,214   Alliance Imaging, Inc. (NON)                                                                 12,698
.........................................................................................................................
             9,384   American Medical Systems
                     Holdings, Inc. (NON)                                                                        193,780
.........................................................................................................................
             1,155   Analogic Corp.                                                                               58,120
.........................................................................................................................
               541   Candela Corp. (NON)                                                                           5,653
.........................................................................................................................
               409   Cantel Medical Corp. (NON)                                                                    6,691
.........................................................................................................................
                88   Charles River Laboratories
                     International, Inc. (NON)                                                                     4,246
.........................................................................................................................
             2,271   Epix Pharmaceuticals, Inc. (NON)                                                             20,098
.........................................................................................................................
               312   Medical Action Industries, Inc. (NON)                                                         5,569
.........................................................................................................................
             8,045   Respironics, Inc. (NON)                                                                     290,505
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 597,360
------------------------------------------------------------------------------------------------------------------------
Metal Fabricators (0.2%)
.........................................................................................................................
             2,394   Brush Engineered Materials, Inc. (NON)                                                       34,138
.........................................................................................................................
               607   Mueller Industries, Inc.                                                                     16,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  50,588
------------------------------------------------------------------------------------------------------------------------
Metals (4.2%)
.........................................................................................................................
             1,556   A.M. Castle & Co. (NON)                                                                      24,056
.........................................................................................................................
            41,949   AK Steel Holding Corp. (NON)                                                                268,893
.........................................................................................................................
             2,248   Encore Wire Corp. (NON)                                                                      26,054
.........................................................................................................................
               165   NS Group, Inc. (NON)                                                                          5,364
.........................................................................................................................
             8,380   Reliance Steel & Aluminum Co.                                                               310,647
.........................................................................................................................
               424   Shiloh Industries, Inc. (NON)                                                                 5,194
.........................................................................................................................
            19,161   Steel Dynamics, Inc.                                                                        502,976
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,143,184
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.7%)
.........................................................................................................................
               111   Energen Corp.                                                                                 3,891
.........................................................................................................................
             3,743   Transmontaigne, Inc. (NON)                                                                   39,302
.........................................................................................................................
             4,016   WGL Holdings, Inc.                                                                          135,098
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 178,291
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.3%)
.........................................................................................................................
               900   Kimball International, Inc. Class B                                                          11,880
.........................................................................................................................
             3,890   Steelcase, Inc.                                                                              53,877
.........................................................................................................................
             1,390   Systemax, Inc. (NON)                                                                          9,341
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  75,098
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (3.9%)
.........................................................................................................................
               294   Cabot Oil & Gas Corp. Class A                                                                10,202
.........................................................................................................................
             1,643   Callon Petroleum Co. (NON)                                                                   24,284
.........................................................................................................................
             9,086   Denbury Resources, Inc. (NON)                                                               361,350
.........................................................................................................................
             7,165   Giant Industries, Inc. (NON)                                                                257,940
.........................................................................................................................
               987   Harvest Natural Resources, Inc. (NON)                                                        10,788
.........................................................................................................................
             1,299   Petroleum Development Corp. (NON)                                                            41,373
.........................................................................................................................
            11,281   Vintage Petroleum, Inc.                                                                     343,732
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,049,669
------------------------------------------------------------------------------------------------------------------------
Other (3.9%)
.........................................................................................................................
            13,236   iShares Russell 2000 Index Fund                                                             843,123
.........................................................................................................................
             1,729   S&P 500 Index Depositary Receipts
                     (SPDR Trust Series 1)                                                                       206,062
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,049,185
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
.........................................................................................................................
             2,188   Enzon, Inc. (NON)                                                                            14,178
------------------------------------------------------------------------------------------------------------------------
Publishing (0.2%)
.........................................................................................................................
             4,388   Hollinger International, Inc.                                                                43,924
------------------------------------------------------------------------------------------------------------------------
Railroads (--%)
.........................................................................................................................
             1,075   Rail America, Inc. (NON)                                                                     12,793
------------------------------------------------------------------------------------------------------------------------
Real Estate (6.6%)
.........................................................................................................................
             1,694   Boykin Lodging Co. (NON) (R)                                                                 22,700
.........................................................................................................................
             8,874   Capital Automotive (R)                                                                      338,721
.........................................................................................................................
             4,320   CBL & Associates Properties (R)                                                             186,062
.........................................................................................................................
               500   Cedar Shopping Centers, Inc. (R)                                                              7,375
.........................................................................................................................
             3,900   Equity Inns, Inc. (R)                                                                        51,870
.........................................................................................................................
             1,400   Innkeepers USA Trust (R)                                                                     20,916
.........................................................................................................................
             2,197   LTC Properties, Inc. (R)                                                                     45,478
.........................................................................................................................
             3,586   Mills Corp. (R)                                                                             217,993
.........................................................................................................................
             7,746   National Health Investors, Inc. (R)                                                         217,430
.........................................................................................................................
             2,163   Newcastle Investment Corp. (R)                                                               65,214
.........................................................................................................................
             1,097   Novastar Financial, Inc. (R)                                                                 42,948
.........................................................................................................................
             4,724   Omega Healthcare
                     Investors, Inc. (R)                                                                          60,751
.........................................................................................................................
             5,744   RAIT Investment Trust (R)                                                                   172,033
.........................................................................................................................
             6,609   Redwood Trust, Inc. (R)                                                                     341,024
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,790,515
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.2%)
.........................................................................................................................
             5,856   Denny's Corp. (NON)                                                                          29,280
.........................................................................................................................
             1,703   Luby's, Inc. (NON)                                                                           20,351
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  49,631
------------------------------------------------------------------------------------------------------------------------
Retail (10.1%)
.........................................................................................................................
               406   Blair Corp.                                                                                  16,037
.........................................................................................................................
             6,006   Borders Group, Inc.                                                                         152,012
.........................................................................................................................
             3,500   Cato Corp. (The) Class A                                                                     72,275
.........................................................................................................................
             1,569   CSK Auto Corp. (NON)                                                                         26,171
.........................................................................................................................
               496   Ingles Markets, Inc. Class A                                                                  6,830
.........................................................................................................................
             5,114   Nash Finch Co.                                                                              187,888
.........................................................................................................................
             6,226   Nu Skin Enterprises, Inc. Class A                                                           145,066
.........................................................................................................................
             8,739   Payless ShoeSource, Inc. (NON)                                                              167,789
.........................................................................................................................
            16,303   Rent-A-Center, Inc. (NON)                                                                   379,697
.........................................................................................................................
             2,555   ShopKo Stores, Inc. (NON)                                                                    62,112
.........................................................................................................................
            18,956   Supervalu, Inc.                                                                             618,155
.........................................................................................................................
            15,220   Timberland Co. (The) Class A (NON)                                                          589,318
.........................................................................................................................
            12,773   Too, Inc. (NON)                                                                             298,505
.........................................................................................................................
             2,044   Trans World Entertainment Corp. (NON)                                                        24,181
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,746,036
------------------------------------------------------------------------------------------------------------------------
Schools (0.4%)
.........................................................................................................................
             3,167   Education Management Corp. (NON)                                                            106,823
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.2%)
.........................................................................................................................
             1,085   ADE Corp. (NON)                                                                              30,434
.........................................................................................................................
             1,006   Advanced Energy Industries, Inc. (NON)                                                        7,907
.........................................................................................................................
             1,750   Sigmatel, Inc. (NON)                                                                         30,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  68,371
------------------------------------------------------------------------------------------------------------------------
Shipping (0.4%)
.........................................................................................................................
             2,503   ABX Air, Inc. (NON)                                                                          20,399
.........................................................................................................................
             1,646   Arkansas Best Corp.                                                                          52,359
.........................................................................................................................
               911   Maritrans, Inc.                                                                              24,643
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  97,401
------------------------------------------------------------------------------------------------------------------------
Software (6.0%)
.........................................................................................................................
               563   Ansoft Corp. (NON)                                                                           13,602
.........................................................................................................................
             5,200   Atari, Inc. (NON)                                                                            14,456
.........................................................................................................................
             1,310   Blackboard, Inc. (NON)                                                                       31,335
.........................................................................................................................
            41,279   BMC Software, Inc. (NON)                                                                    740,958
.........................................................................................................................
            23,614   Citrix Systems, Inc. (NON)                                                                  511,479
.........................................................................................................................
             1,625   EPIQ Systems, Inc. (NON)                                                                     26,585
.........................................................................................................................
             5,858   Hyperion Solutions Corp. (NON)                                                              235,726
.........................................................................................................................
               604   Mantech International Corp.
                     Class A (NON)                                                                                18,748
.........................................................................................................................
             4,000   SonicWall, Inc. (NON)                                                                        21,560
.........................................................................................................................
             1,161   SPSS, Inc. (NON)                                                                             22,303
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,636,752
------------------------------------------------------------------------------------------------------------------------
Staffing (0.1%)
.........................................................................................................................
             2,627   AMN Healthcare Services, Inc. (NON)                                                          39,484
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.7%)
.........................................................................................................................
            11,696   Acxiom Corp.                                                                                244,212
.........................................................................................................................
               705   MTS Systems Corp.                                                                            23,674
.........................................................................................................................
             2,822   Transaction Systems
                     Architects, Inc. (NON)                                                                       69,506
.........................................................................................................................
            10,626   United Online, Inc.                                                                         115,398
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 452,790
------------------------------------------------------------------------------------------------------------------------
Telecommunications (3.5%)
.........................................................................................................................
             1,134   Commonwealth Telephone
                     Enterprises, Inc.                                                                            47,526
.........................................................................................................................
            60,625   Earthlink, Inc. (NON)                                                                       525,013
.........................................................................................................................
             1,621   Intrado, Inc. (NON)                                                                          24,250
.........................................................................................................................
            27,417   Premiere Global Services, Inc. (NON)                                                        309,538
.........................................................................................................................
             3,113   Talk America Holdings, Inc. (NON)                                                            31,161
.........................................................................................................................
             2,552   US UnWired, Inc. (NON)                                                                       14,853
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 952,341
------------------------------------------------------------------------------------------------------------------------
Textiles (1.8%)
.........................................................................................................................
             1,179   Stride Rite Corp.                                                                            16,258
.........................................................................................................................
             8,508   Tommy Hilfiger Corp. (Hong Kong) (NON)                                                      117,070
.........................................................................................................................
            15,292   Wolverine World Wide, Inc.                                                                  367,161
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 500,489
------------------------------------------------------------------------------------------------------------------------
Toys (0.9%)
.........................................................................................................................
            11,187   Hasbro, Inc.                                                                                232,578
.........................................................................................................................
             1,053   Jakks Pacific, Inc. (NON)                                                                    20,228
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 252,806
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (2.0%)
.........................................................................................................................
            12,197   Autoliv, Inc. (Sweden)                                                                      534,229
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $25,459,379)                                                                      $27,050,676
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.7%) (a) (cost $195,040)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
           195,040   Putnam Prime Money Market Fund (e)                                                         $195,040
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $25,654,419)                                                                      $27,245,716
------------------------------------------------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.





Putnam VT Discovery Growth Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (97.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (2.0%)
.........................................................................................................................
             6,200   DRS Technologies, Inc.                                                                     $317,936
.........................................................................................................................
             2,350   L-3 Communications Holdings, Inc.                                                           179,963
.........................................................................................................................
             3,050   Lockheed Martin Corp.                                                                       197,854
.........................................................................................................................
             4,450   United Technologies Corp.                                                                   228,508
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 924,261
------------------------------------------------------------------------------------------------------------------------
Airlines (0.6%)
.........................................................................................................................
            12,100   SkyWest, Inc.                                                                               219,978
.........................................................................................................................
             4,400   Southwest Airlines Co.                                                                       61,292
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 281,270
------------------------------------------------------------------------------------------------------------------------
Automotive (0.4%)
.........................................................................................................................
             3,400   BorgWarner, Inc.                                                                            182,478
------------------------------------------------------------------------------------------------------------------------
Banking (2.3%)
.........................................................................................................................
            16,600   Commerce Bancorp, Inc.                                                                      503,146
.........................................................................................................................
                38   Compass Bancshares, Inc.                                                                      1,710
.........................................................................................................................
             8,200   TCF Financial Corp.                                                                         212,216
.........................................................................................................................
             4,700   Texas Regional Bancshares, Inc.                                                             143,256
.........................................................................................................................
             5,150   U.S. Bancorp                                                                                150,380
.........................................................................................................................
               700   Western Alliance Bancorp. (NON)                                                              17,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,028,488
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.7%)
.........................................................................................................................
             5,350   Amgen, Inc. (NON)                                                                           323,461
.........................................................................................................................
             6,577   Celgene Corp. (NON)                                                                         268,144
.........................................................................................................................
             6,100   Connetics Corp. (NON)                                                                       107,604
.........................................................................................................................
             1,550   Genzyme Corp. (NON)                                                                          93,140
.........................................................................................................................
             3,000   Invitrogen Corp. (NON)                                                                      249,870
.........................................................................................................................
             8,500   Medicines Co. (NON)                                                                         198,815
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,241,034
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.5%)
.........................................................................................................................
             5,050   Masco Corp.                                                                                 160,388
.........................................................................................................................
             1,700   Sherwin Williams Co.                                                                         80,053
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 240,441
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.4%)
.........................................................................................................................
             6,400   Comcast Corp. Class A (Special) (NON)                                                       191,680
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.6%)
.........................................................................................................................
             6,000   Brady Corp. Class A                                                                         186,000
.........................................................................................................................
             1,550   PPG Industries, Inc.                                                                         97,278
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 283,278
------------------------------------------------------------------------------------------------------------------------
Coal (0.8%)
.........................................................................................................................
             7,000   CONSOL Energy, Inc.                                                                         375,060
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.7%)
.........................................................................................................................
             4,800   Arbitron, Inc.                                                                              205,920
.........................................................................................................................
             8,550   Cendant Corp.                                                                               191,264
.........................................................................................................................
             4,550   eBay, Inc. (NON)                                                                            150,196
.........................................................................................................................
               150   Google, Inc. Class A (NON)                                                                   44,123
.........................................................................................................................
             5,800   Yahoo!, Inc. (NON)                                                                          200,970
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 792,473
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.8%)
.........................................................................................................................
            20,850   Cisco Systems, Inc. (NON)                                                                   398,444
.........................................................................................................................
             6,652   Comverse Technology, Inc. (NON)                                                             157,320
.........................................................................................................................
             5,200   F5 Networks, Inc. (NON)                                                                     245,622
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 801,386
------------------------------------------------------------------------------------------------------------------------
Computers (3.4%)
.........................................................................................................................
             4,800   Apple Computer, Inc. (NON)                                                                  176,688
.........................................................................................................................
             3,100   Avid Technology, Inc. (NON)                                                                 165,168
.........................................................................................................................
            33,400   Brocade Communications
                     Systems, Inc. (NON)                                                                         129,592
.........................................................................................................................
            10,880   Dell, Inc. (NON)                                                                            429,869
.........................................................................................................................
            17,700   EMC Corp. (NON)                                                                             242,667
.........................................................................................................................
             5,300   Intergraph Corp. (NON)                                                                      182,638
.........................................................................................................................
             3,363   Logitech International SA ADR
                     (Switzerland) (NON)                                                                         214,492
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,541,114
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.2%)
.........................................................................................................................
             1,400   Harsco Corp.                                                                                 76,370
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.3%)
.........................................................................................................................
             4,450   Capital One Financial Corp.                                                                 356,045
.........................................................................................................................
             7,000   Countrywide Financial Corp.                                                                 270,270
.........................................................................................................................
             3,700   MBNA Corp.                                                                                   96,792
.........................................................................................................................
            17,500   Providian Financial Corp. (NON)                                                             308,525
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,031,632
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.8%)
.........................................................................................................................
             5,500   Blyth Industries, Inc.                                                                      154,275
.........................................................................................................................
             4,000   Energizer Holdings, Inc. (NON)                                                              248,680
.........................................................................................................................
             1,750   Gillette Co. (The)                                                                           88,603
.........................................................................................................................
               800   Procter & Gamble Co. (The)                                                                   42,200
.........................................................................................................................
            11,500   Tupperware Corp.                                                                            268,755
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 802,513
------------------------------------------------------------------------------------------------------------------------
Consumer Services (1.2%)
.........................................................................................................................
             3,900   Alliance Data Systems Corp. (NON)                                                           158,184
.........................................................................................................................
            13,200   Labor Ready, Inc. (NON)                                                                     307,692
.........................................................................................................................
             3,400   Talx Corp.                                                                                   98,294
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 564,170
------------------------------------------------------------------------------------------------------------------------
Containers (0.5%)
.........................................................................................................................
             6,600   Pactiv Corp. (NON)                                                                          142,428
.........................................................................................................................
             1,400   Sealed Air Corp. (NON)                                                                       69,706
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 212,134
------------------------------------------------------------------------------------------------------------------------
Distributors (0.9%)
.........................................................................................................................
            14,300   Hughes Supply, Inc.                                                                         401,830
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.9%)
.........................................................................................................................
            12,600   WESCO International, Inc. (NON)                                                             395,388
------------------------------------------------------------------------------------------------------------------------
Electronics (4.3%)
.........................................................................................................................
             5,300   Amphenol Corp. Class A                                                                      212,901
.........................................................................................................................
            11,900   Avnet, Inc. (NON)                                                                           268,107
.........................................................................................................................
             8,700   Freescale Semiconductor, Inc.
                     Class A (NON)                                                                               182,787
.........................................................................................................................
             3,800   Freescale Semiconductor, Inc.
                     Class B (NON)                                                                                80,484
.........................................................................................................................
            12,600   Intel Corp.                                                                                 328,356
.........................................................................................................................
             5,300   Komag, Inc. (NON)                                                                           150,361
.........................................................................................................................
            17,700   MEMC Electronic Materials, Inc. (NON)                                                       279,129
.........................................................................................................................
             3,150   Texas Instruments, Inc.                                                                      88,421
.........................................................................................................................
             4,400   Trimble Navigation, Ltd. (NON)                                                              171,468
.........................................................................................................................
             4,500   Varian Semiconductor Equipment (NON)                                                        166,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,928,514
------------------------------------------------------------------------------------------------------------------------
Energy (2.3%)
.........................................................................................................................
             4,700   CAL Dive International, Inc. (NON)                                                          246,139
.........................................................................................................................
             4,300   Cooper Cameron Corp. (NON)                                                                  266,815
.........................................................................................................................
            12,100   Pride International, Inc. (NON)                                                             310,970
.........................................................................................................................
             4,800   Unit Corp. (NON)                                                                            211,248
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,035,172
------------------------------------------------------------------------------------------------------------------------
Entertainment (--%)
.........................................................................................................................
               100   Speedway Motorsports, Inc.                                                                    3,656
------------------------------------------------------------------------------------------------------------------------
Financial (2.6%)
.........................................................................................................................
             1,400   Chicago Mercantile Exchange
                     Holdings, Inc. (The)                                                                        413,700
.........................................................................................................................
             4,700   Fannie Mae                                                                                  274,480
.........................................................................................................................
             2,100   Freddie Mac                                                                                 136,983
.........................................................................................................................
             2,300   Investors Financial Services Corp.                                                           86,986
.........................................................................................................................
             1,950   Moody's Corp.                                                                                87,672
.........................................................................................................................
             1,300   S&P 500 Index Depositary Receipts
                     (SPDR Trust Series 1)                                                                       154,934
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,154,755
------------------------------------------------------------------------------------------------------------------------
Food (0.1%)
.........................................................................................................................
             1,300   7-Eleven, Inc. (NON)                                                                         39,312
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.5%)
.........................................................................................................................
            14,700   Crown Holdings, Inc. (NON)                                                                  209,181
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.3%)
.........................................................................................................................
            10,400   Ameristar Casinos, Inc.                                                                     271,336
.........................................................................................................................
            10,100   GTECH Holdings Corp.                                                                        295,324
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 566,660
------------------------------------------------------------------------------------------------------------------------
Health Care Services (7.3%)
.........................................................................................................................
             3,200   Cardinal Health, Inc.                                                                       184,256
.........................................................................................................................
             3,400   Cerner Corp. (NON)                                                                          231,098
.........................................................................................................................
             2,100   Coventry Health Care, Inc. (NON)                                                            148,575
.........................................................................................................................
             2,700   Express Scripts, Inc. (NON)                                                                 134,946
.........................................................................................................................
             6,800   Genesis HealthCare Corp. (NON)                                                              314,704
.........................................................................................................................
             2,500   HCA, Inc.                                                                                   141,675
.........................................................................................................................
             2,050   Humana, Inc. (NON)                                                                           81,467
.........................................................................................................................
             1,200   Laboratory Corp. of America
                     Holdings (NON)                                                                               59,880
.........................................................................................................................
             5,683   LifePoint Hospitals, Inc. (NON)                                                             287,105
.........................................................................................................................
             6,600   Lincare Holdings, Inc. (NON)                                                                269,544
.........................................................................................................................
             4,500   Pediatrix Medical Group, Inc. (NON)                                                         330,930
.........................................................................................................................
             5,200   Sierra Health Services, Inc. (NON)                                                          371,592
.........................................................................................................................
             8,000   Steris Corp.                                                                                206,160
.........................................................................................................................
             4,900   Triad Hospitals, Inc. (NON)                                                                 267,736
.........................................................................................................................
             4,950   UnitedHealth Group, Inc.                                                                    258,093
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,287,761
------------------------------------------------------------------------------------------------------------------------
Homebuilding (2.5%)
.........................................................................................................................
             3,550   Hovnanian Enterprises, Inc.
                     Class A (NON)                                                                               231,460
.........................................................................................................................
             3,848   Lennar Corp.                                                                                244,156
.........................................................................................................................
               500   NVR, Inc. (NON)                                                                             405,000
.........................................................................................................................
             3,000   Ryland Group, Inc. (The)                                                                    227,610
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,108,226
------------------------------------------------------------------------------------------------------------------------
Insurance (2.6%)
.........................................................................................................................
             3,000   ACE, Ltd. (Bermuda)                                                                         134,550
.........................................................................................................................
             9,200   American International Group, Inc.                                                          534,520
.........................................................................................................................
             1,700   Everest Re Group, Ltd. (Barbados)                                                           158,100
.........................................................................................................................
             9,150   W.R. Berkley Corp.                                                                          326,472
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,153,642
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.2%)
.........................................................................................................................
             6,700   Calamos Asset Management, Inc.
                     Class A                                                                                     182,508
.........................................................................................................................
             4,300   Eaton Vance Corp.                                                                           102,813
.........................................................................................................................
             2,200   Goldman Sachs Group, Inc. (The)                                                             224,444
.........................................................................................................................
             2,550   Lehman Brothers Holdings, Inc.                                                              253,164
.........................................................................................................................
             6,600   Nuveen Investments, Inc. Class A                                                            248,292
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,011,221
------------------------------------------------------------------------------------------------------------------------
Leisure (0.8%)
.........................................................................................................................
             4,400   Brunswick Corp.                                                                             190,608
.........................................................................................................................
             3,100   Harley-Davidson, Inc.                                                                       153,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 344,368
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
.........................................................................................................................
             2,850   Royal Caribbean Cruises, Ltd.                                                               137,826
------------------------------------------------------------------------------------------------------------------------
Machinery (1.0%)
.........................................................................................................................
             1,250   Cummins, Inc.                                                                                93,263
.........................................................................................................................
             1,800   Parker-Hannifin Corp.                                                                       111,618
.........................................................................................................................
            10,300   Timken Co.                                                                                  237,930
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 442,811
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.5%)
.........................................................................................................................
             1,200   Ingersoll-Rand Co., Ltd. Class A
                     (Bermuda)                                                                                    85,620
.........................................................................................................................
             5,000   Maverick Tube Corp. (NON)                                                                   149,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 234,620
------------------------------------------------------------------------------------------------------------------------
Medical Technology (6.3%)
.........................................................................................................................
            10,400   American Medical Systems
                     Holdings, Inc. (NON)                                                                        214,760
.........................................................................................................................
             4,300   Bausch & Lomb, Inc.                                                                         356,900
.........................................................................................................................
             2,900   Becton, Dickinson and Co.                                                                   152,163
.........................................................................................................................
             4,400   C.R. Bard, Inc.                                                                             292,644
.........................................................................................................................
             4,100   Dade Behring Holdings, Inc.                                                                 266,541
.........................................................................................................................
             3,600   DENTSPLY International, Inc.                                                                194,400
.........................................................................................................................
             8,800   DJ Orthopedics, Inc. (NON)                                                                  241,384
.........................................................................................................................
             1,650   Edwards Lifesciences Corp. (NON)                                                             70,983
.........................................................................................................................
             2,512   Kinetic Concepts, Inc. (NON)                                                                150,720
.........................................................................................................................
             6,900   Mentor Corp.                                                                                286,212
.........................................................................................................................
             8,000   Respironics, Inc. (NON)                                                                     288,880
.........................................................................................................................
             2,600   St. Jude Medical, Inc. (NON)                                                                113,386
.........................................................................................................................
             5,900   Varian Medical Systems, Inc. (NON)                                                          220,247
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,849,220
------------------------------------------------------------------------------------------------------------------------
Metal Fabricators (0.5%)
.........................................................................................................................
             8,600   Mueller Industries, Inc.                                                                    233,060
------------------------------------------------------------------------------------------------------------------------
Metals (0.6%)
.........................................................................................................................
            10,058   Steel Dynamics, Inc.                                                                        264,023
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.5%)
.........................................................................................................................
             7,000   Global Imaging Systems, Inc. (NON)                                                          223,020
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (4.7%)
.........................................................................................................................
             1,950   Amerada Hess Corp.                                                                          207,695
.........................................................................................................................
             2,400   Devon Energy Corp.                                                                          121,632
.........................................................................................................................
            11,250   ExxonMobil Corp.                                                                            646,538
.........................................................................................................................
             3,850   Marathon Oil Corp.                                                                          205,475
.........................................................................................................................
             4,700   Newfield Exploration Co. (NON)                                                              187,483
.........................................................................................................................
             4,500   Noble Energy, Inc.                                                                          340,425
.........................................................................................................................
             9,200   Oil States International, Inc. (NON)                                                        231,564
.........................................................................................................................
             2,500   Valero Energy Corp.                                                                         197,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,138,587
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.4%)
.........................................................................................................................
             1,000   Allergan, Inc.                                                                               85,240
.........................................................................................................................
             5,200   Barr Pharmaceuticals, Inc. (NON)                                                            253,448
.........................................................................................................................
             9,700   Cephalon, Inc. (NON)                                                                        386,157
.........................................................................................................................
            17,600   IVAX Corp. (NON)                                                                            378,400
.........................................................................................................................
             8,150   Johnson & Johnson                                                                           529,750
.........................................................................................................................
             5,100   Owens & Minor, Inc.                                                                         164,985
.........................................................................................................................
             4,500   Par Pharmaceutical Cos., Inc. (NON)                                                         143,145
.........................................................................................................................
            12,450   Pfizer, Inc.                                                                                343,371
.........................................................................................................................
             6,365   Salix Pharmaceuticals, Ltd. (NON)                                                           112,406
.........................................................................................................................
             1,750   Teva Pharmaceutical Industries,
                     Ltd. ADR (Israel)                                                                            54,495
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,451,397
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.2%)
.........................................................................................................................
             7,050   Xerox Corp. (NON)                                                                            97,220
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.2%)
.........................................................................................................................
             5,750   AES Corp. (The) (NON)                                                                        94,185
------------------------------------------------------------------------------------------------------------------------
Publishing (0.6%)
.........................................................................................................................
             9,100   Marvel Enterprises, Inc. (NON)                                                              179,452
.........................................................................................................................
             2,450   R. R. Donnelley & Sons Co.                                                                   84,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 264,002
------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
.........................................................................................................................
             3,900   Norfolk Southern Corp.                                                                      120,744
------------------------------------------------------------------------------------------------------------------------
Restaurants (2.6%)
.........................................................................................................................
             5,700   CEC Entertainment, Inc. (NON)                                                               239,913
.........................................................................................................................
             7,000   Darden Restaurants, Inc.                                                                    230,860
.........................................................................................................................
             9,450   McDonald's Corp.                                                                            262,238
.........................................................................................................................
             3,100   Red Robin Gourmet Burgers, Inc. (NON)                                                       192,138
.........................................................................................................................
             2,800   Texas Roadhouse, Inc. Class A (NON)                                                          97,300
.........................................................................................................................
             3,300   Yum! Brands, Inc.                                                                           171,864
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,194,313
------------------------------------------------------------------------------------------------------------------------
Retail (8.4%)
.........................................................................................................................
             6,300   Abercrombie & Fitch Co. Class A                                                             432,810
.........................................................................................................................
             4,400   Advance Auto Parts, Inc. (NON)                                                              284,020
.........................................................................................................................
             9,300   Aeropostale, Inc. (NON)                                                                     312,480
.........................................................................................................................
               750   AutoZone, Inc. (NON)                                                                         69,345
.........................................................................................................................
             2,750   Best Buy Co., Inc.                                                                          188,513
.........................................................................................................................
             5,000   BJ's Wholesale Club, Inc. (NON)                                                             162,450
.........................................................................................................................
            10,800   Claire's Stores, Inc.                                                                       259,740
.........................................................................................................................
             2,950   Coach, Inc. (NON)                                                                            99,032
.........................................................................................................................
             1,490   DSW, Inc. Class A (NON)                                                                      37,176
.........................................................................................................................
             3,500   Guitar Center, Inc. (NON)                                                                   204,295
.........................................................................................................................
             5,650   Home Depot, Inc. (The)                                                                      219,785
.........................................................................................................................
             3,080   Lowe's Cos., Inc.                                                                           179,318
.........................................................................................................................
             8,800   Michaels Stores, Inc.                                                                       364,056
.........................................................................................................................
             3,450   Office Depot, Inc. (NON)                                                                     78,798
.........................................................................................................................
             5,000   Pantry, Inc. (The) (NON)                                                                    193,650
.........................................................................................................................
             7,600   Ross Stores, Inc.                                                                           219,716
.........................................................................................................................
             6,250   Staples, Inc.                                                                               133,250
.........................................................................................................................
             2,150   Supervalu, Inc.                                                                              70,112
.........................................................................................................................
             7,800   Timberland Co. (The) Class A (NON)                                                          302,016
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,810,562
------------------------------------------------------------------------------------------------------------------------
Schools (1.7%)
.........................................................................................................................
             1,900   Apollo Group, Inc. Class A (NON)                                                            148,618
.........................................................................................................................
            11,600   Career Education Corp. (NON)                                                                424,676
.........................................................................................................................
             6,400   Education Management Corp. (NON)                                                            215,872
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 789,166
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.1%)
.........................................................................................................................
            12,200   Brooks Automation, Inc. (NON)                                                               181,170
.........................................................................................................................
            11,200   Lam Research Corp. (NON)                                                                    324,128
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 505,298
------------------------------------------------------------------------------------------------------------------------
Shipping (0.7%)
.........................................................................................................................
             3,800   Arkansas Best Corp.                                                                         120,878
.........................................................................................................................
            10,600   J. B. Hunt Transport Services, Inc.                                                         204,580
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 325,458
------------------------------------------------------------------------------------------------------------------------
Software (5.0%)
.........................................................................................................................
             4,750   Adobe Systems, Inc.                                                                         135,945
.........................................................................................................................
             6,404   Amdocs, Ltd. (Guernsey) (NON)                                                               169,258
.........................................................................................................................
             5,600   Autodesk, Inc.                                                                              192,472
.........................................................................................................................
             9,850   Citrix Systems, Inc. (NON)                                                                  213,351
.........................................................................................................................
                50   Computer Associates
                     International, Inc.                                                                           1,374
.........................................................................................................................
            13,900   Epicor Software Corp. (NON)                                                                 183,480
.........................................................................................................................
             4,800   FileNET Corp. (NON)                                                                         120,672
.........................................................................................................................
               804   MarketSoft Software Corp. (acquired
                     8/12/04, cost $46) (Private) (RES) (NON) (F)                                                      1
.........................................................................................................................
             1,950   Mercury Interactive Corp. (NON)                                                              74,802
.........................................................................................................................
             6,700   Microsoft Corp.                                                                             166,428
.........................................................................................................................
            13,350   Oracle Corp. (NON)                                                                          176,220
.........................................................................................................................
            27,100   Parametric Technology Corp. (NON)                                                           172,898
.........................................................................................................................
             6,900   Progress Software Corp. (NON)                                                               208,035
.........................................................................................................................
             4,550   Symantec Corp. (NON)                                                                         98,917
.........................................................................................................................
            11,400   Synopsys, Inc. (NON)                                                                        190,038
.........................................................................................................................
             6,800   WebEx Communications, Inc. (NON)                                                            179,588
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,283,479
------------------------------------------------------------------------------------------------------------------------
Technology (0.3%)
.........................................................................................................................
            31,200   ON Semiconductor Corp. (NON)                                                                143,520
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.0%)
.........................................................................................................................
             7,100   Equifax, Inc.                                                                               253,541
.........................................................................................................................
             6,650   Fair Isaac Corp.                                                                            242,725
.........................................................................................................................
             6,400   Infospace, Inc. (NON)                                                                       210,752
.........................................................................................................................
            13,100   Ingram Micro, Inc. Class A (NON)                                                            205,146
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 912,164
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.0%)
.........................................................................................................................
             5,700   Nextel Communications, Inc.
                     Class A (NON)                                                                               184,167
.........................................................................................................................
            21,900   Premiere Global Services, Inc. (NON)                                                        247,251
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 431,418
------------------------------------------------------------------------------------------------------------------------
Textiles (0.2%)
.........................................................................................................................
             1,200   NIKE, Inc. Class B                                                                          103,920
------------------------------------------------------------------------------------------------------------------------
Tobacco (0.9%)
.........................................................................................................................
             6,250   Altria Group, Inc.                                                                          404,125
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.5%)
.........................................................................................................................
             4,900   Autoliv, Inc. (Sweden)                                                                      214,609
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $38,926,919)                                                                      $43,878,215
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            25,369   MarketSoft Software Corp. Ser. D,
                     zero % cv. pfd. (acquired various
                     dates from 12/7/00 through
                     8/12/04, cost $154,454) (Private) (RES) (NON) (F)                                           $21,208
.........................................................................................................................
            16,600   Totality Corp. Ser. D, $0.346
                     cum. cv. pfd. (acquired 7/27/00,
                     cost $71,830) (Private) (RES) (NON) (F)                                                       4,980
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $226,284)                                                                             $26,188
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) (a) (cost $104)
------------------------------------------------------------------------------------------------------------------------
Contract                                                                                    Expiration Date/
Amount                                                                                      Strike Price           Value
.........................................................................................................................
$531                 F5 Networks, Inc. (Put)                                                Jul 05/35.64             $56
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.2%) (a) (cost $1,012,738)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
         1,012,738   Putnam Prime Money Market Fund (e)                                                       $1,012,738
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $40,166,045)                                                                      $44,917,197
------------------------------------------------------------------------------------------------------------------------


Written Options Outstanding at June 30, 2005 (Unaudited)
(premiums received $3,381)
------------------------------------------------------------------------------
Contract                                    Expiration Date/
Amount                                      Strike Price                 Value
...............................................................................
$531  F5 Networks, Inc. (Put)               Jul 05/40.99                  $177
...............................................................................
369   Hovnanian Enterprises, Inc. (Call)    Jul 05/71.95                   129
...............................................................................
385   Lennar Corp. (Call)                   Jul 05/68.38                   117
...............................................................................
728   Par Pharmaceutical Cos., Inc. (Call)  Jul 05/36.14                    72
...............................................................................
660   Ryland Group, Inc. (Call)             Jul 05/74.79                 2,026
------------------------------------------------------------------------------
                                                                        $2,521
------------------------------------------------------------------------------
Total Return Swap Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                      Notional   Termination        Unrealized
                                        Amount          Date      Depreciation
...............................................................................
Agreement with Citigroup Global
Markets Limited dated March 30,
2005 to receive/(pay) monthly the
notional amount multiplied by the
total rate of return of the
Commerce Bancorp Inc. NJ and pay
semi-annually the notional amount
multiplied by the six month
USD-LIBOR-BBA plus 25
basis points.                          $75,247          3/30/06        $(3,669)
...............................................................................
Agreement with Citigroup Global
Markets Limited dated March 29,
2005 to receive/(pay) monthly the
notional amount multiplied by the
total rate of return of the
Commerce Bancorp, Inc. NJ and pay
semi-annually the notional amount
multiplied by the six month
USD-LIBOR-BBA plus 25
basis points.                          198,286          3/29/06         (6,938)
------------------------------------------------------------------------------
                                                                      $(10,607)
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT Diversified Income Fund

The fund's portfolio
June 30, 2005 (Unaudited)

CORPORATE BONDS AND NOTES (25.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (1.9%)
.........................................................................................................................
          $700,000   ALROSA Finance SA 144A company
                     guaranty 8 7/8s, 2014 (Luxembourg)                                                         $791,000
.........................................................................................................................
           366,000   Chaparral Steel Co. 144A
                     sr. unsecd. notes 10s, 2013                                                                 368,745
.........................................................................................................................
EUR        201,000   Cognis Holding GmbH & Co. 144A
                     sr. notes 9 1/2s, 2014 (Germany)                                                            262,775
.........................................................................................................................
          $240,000   Compass Minerals
                     International, Inc. sr. disc.
                     notes stepped-coupon Ser. B, zero %
                     (12s, 6/1/08), 2013 (STP)                                                                   200,400
.........................................................................................................................
           650,000   Compass Minerals
                     International, Inc.
                     sr. notes stepped-coupon zero %
                     (12 3/4s, 12/15/07), 2012 (STP)                                                             565,500
.........................................................................................................................
           269,000   Crystal US Holdings, LLC sr. disc.
                     notes stepped-coupon Ser. A, zero %
                     (10s, 10/1/09), 2014 (STP)                                                                  189,645
.........................................................................................................................
           441,000   Equistar Chemicals LP/Equistar
                     Funding Corp. company
                     guaranty 10 1/8s, 2008                                                                      477,383
.........................................................................................................................
            70,000   Georgia-Pacific Corp. bonds 7 3/4s,
                     2029                                                                                         78,663
.........................................................................................................................
           840,000   Georgia-Pacific Corp. debs. 7.7s,
                     2015                                                                                        957,600
.........................................................................................................................
           265,000   Georgia-Pacific Corp. sr. notes 8s,
                     2024                                                                                        304,750
.........................................................................................................................
           580,000   Gerdau Ameristeel Corp.
                     sr. notes 10 3/8s, 2011 (Canada)                                                            629,300
.........................................................................................................................
           164,000   Hercules, Inc. company
                     guaranty 11 1/8s, 2007                                                                      185,115
.........................................................................................................................
           214,000   Huntsman, LLC company
                     guaranty 11 5/8s, 2010                                                                      250,648
.........................................................................................................................
           158,000   Huntsman, LLC company
                     guaranty 11 1/2s, 2012                                                                      185,255
.........................................................................................................................
           189,000   Innophos, Inc. 144A
                     sr. sub. notes 8 7/8s, 2014                                                                 192,780
.........................................................................................................................
           110,000   International Steel Group, Inc.
                     sr. notes 6 1/2s, 2014                                                                      105,600
.........................................................................................................................
           155,000   Jefferson Smurfit Corp. company
                     guaranty 8 1/4s, 2012                                                                       155,775
.........................................................................................................................
            30,000   Jefferson Smurfit Corp. company
                     guaranty 7 1/2s, 2013                                                                        28,650
.........................................................................................................................
EUR        356,820   JSG Holding PLC 144A
                     sr. notes 11 1/2s, 2015
                     (Ireland) (PIK)                                                                             347,704
.........................................................................................................................
          $200,000   MDP Acquisitions PLC
                     sr. notes 9 5/8s, 2012 (Ireland)                                                            200,000
.........................................................................................................................
EUR         60,000   Nalco Co. sr. sub. notes 9s, 2013                                                            78,586
.........................................................................................................................
          $835,000   Nalco Co. sr. sub. notes 8 7/8s,
                     2013                                                                                        895,538
.........................................................................................................................
           620,000   Novelis, Inc. 144A
                     sr. notes 7 1/4s, 2015 (Canada)                                                             622,325
.........................................................................................................................
           180,000   PQ Corp. 144A company
                     guaranty 7 1/2s, 2013                                                                       176,850
.........................................................................................................................
EUR        250,000   Rockwood Specialties Group, Inc.
                     company guaranty 7 5/8s, 2014                                                               303,533
.........................................................................................................................
          $100,000   Rockwood Specialties Group, Inc.
                     144A sub. notes 7 1/2s, 2014                                                                 99,250
.........................................................................................................................
           640,000   Steel Dynamics, Inc. company
                     guaranty 9 1/2s, 2009                                                                       681,600
.........................................................................................................................
           132,968   Sterling Chemicals, Inc. sec.
                     notes 10s, 2007 (PIK)                                                                       131,638
.........................................................................................................................
           310,000   Stone Container Corp.
                     sr. notes 8 3/8s, 2012                                                                      313,100
.........................................................................................................................
           120,000   Stone Container Finance company
                     guaranty 7 3/8s, 2014 (Canada)                                                              112,800
.........................................................................................................................
           122,000   Texas Industries, Inc. 144A
                     sr. notes 7 1/4s, 2013                                                                      124,898
.........................................................................................................................
           240,000   United States Steel, LLC
                     sr. notes 10 3/4s, 2008                                                                     266,400
.........................................................................................................................
           165,000   WHX Corp. sr. notes 10 1/2s,
                     2005 (In default) (NON) (DEF)                                                               162,525
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,446,331
------------------------------------------------------------------------------------------------------------------------
Capital Goods (1.8%)
.........................................................................................................................
           558,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 1/2s,
                     2008                                                                                        587,295
.........................................................................................................................
            70,000   BE Aerospace, Inc.
                     sr. sub. notes Ser. B, 8 7/8s, 2011                                                          73,150
.........................................................................................................................
           610,000   BE Aerospace, Inc.
                     sr. sub. notes Ser. B, 8s, 2008                                                             610,000
.........................................................................................................................
           443,000   Blount, Inc. sr. sub. notes 8 7/8s,
                     2012                                                                                        474,010
.........................................................................................................................
           362,000   Browning-Ferris Industries, Inc.
                     sr. notes 6 3/8s, 2008                                                                      358,833
.........................................................................................................................
         1,165,000   Crown Euro Holdings SA sec.
                     sr. notes 10 7/8s, 2013 (France)                                                          1,368,875
.........................................................................................................................
         1,625,000   Decrane Aircraft Holdings Co.
                     company guaranty zero %, 2008                                                               617,500
.........................................................................................................................
            23,000   Invensys, PLC notes 9 7/8s, 2011
                     (United Kingdom)                                                                             21,965
.........................................................................................................................
           995,000   L-3 Communications Corp.
                     sr. sub. notes 5 7/8s, 2015                                                                 965,150
.........................................................................................................................
           858,000   Legrand SA debs. 8 1/2s, 2025
                     (France)                                                                                  1,038,180
.........................................................................................................................
            52,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 1/2s, 2012                                                                       58,760
.........................................................................................................................
EUR        145,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 3/8s, 2011                                                                      193,601
.........................................................................................................................
          $185,000   Manitowoc Co., Inc. (The)
                     sr. notes 7 1/8s, 2013                                                                      193,325
.........................................................................................................................
           215,000   Mueller Group, Inc.
                     sr. sub. notes 10s, 2012                                                                    225,750
.........................................................................................................................
           376,000   Owens-Brockway Glass company
                     guaranty 7 3/4s, 2011                                                                       399,500
.........................................................................................................................
           796,000   Owens-Brockway Glass sr. sec.
                     notes 8 3/4s, 2012                                                                          877,590
.........................................................................................................................
           113,000   Owens-Illinois, Inc. debs. 7.8s,
                     2018                                                                                        118,650
.........................................................................................................................
           314,000   Siebe PLC 144A sr. unsub. 6 1/2s,
                     2010 (United Kingdom)                                                                       270,040
.........................................................................................................................
           160,000   Terex Corp. company
                     guaranty 9 1/4s, 2011                                                                       173,600
.........................................................................................................................
           595,000   Terex Corp. company
                     guaranty Ser. B, 10 3/8s, 2011                                                              648,550
.........................................................................................................................
           315,000   Titan Corp. (The) company
                     guaranty 8s, 2011                                                                           337,838
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,612,162
------------------------------------------------------------------------------------------------------------------------
Communication Services (1.6%)
.........................................................................................................................
           301,000   Alamosa Delaware, Inc. company
                     guaranty 11s, 2010                                                                          338,625
.........................................................................................................................
           227,000   Alamosa Delaware, Inc. company
                     guaranty stepped-coupon zero %
                     (12s, 7/31/05), 2009 (STP)                                                                  250,268
.........................................................................................................................
           170,000   American Cellular Corp. company
                     guaranty 9 1/2s, 2009                                                                       172,975
.........................................................................................................................
           471,416   Asia Global Crossing, Ltd.
                     sr. notes 13 3/8s, 2010
                     (Bermuda) (In default) (NON)                                                                 14,142
.........................................................................................................................
           120,000   Cincinnati Bell Telephone Co.
                     company guaranty 6.3s, 2028                                                                 108,000
.........................................................................................................................
            28,000   Cincinnati Bell, Inc.
                     sr. sub. notes 8 3/8s, 2014                                                                  28,700
.........................................................................................................................
           335,000   Cincinnati Bell, Inc.
                     sr. sub. notes 7 1/4s, 2023                                                                 317,413
.........................................................................................................................
           442,000   Cincinnati Bell, Inc. 144A
                     sr. notes 7s, 2015                                                                          432,055
.........................................................................................................................
         1,298,000   Citizens Communications Co.
                     sr. notes 6 1/4s, 2013                                                                    1,255,815
.........................................................................................................................
           207,880   Globix Corp. company guaranty 11s,
                     2008 (PIK)                                                                                  194,888
.........................................................................................................................
           392,000   Inmarsat Finance PLC company
                     guaranty 7 5/8s, 2012
                     (United Kingdom)                                                                            413,560
.........................................................................................................................
           585,000   Inmarsat Finance PLC company
                     guaranty stepped-coupon zero %
                     (10 3/8s, 10/15/08), 2012
                     (United Kingdom) (STP)                                                                      459,225
.........................................................................................................................
           245,000   iPCS, Inc. sr. notes 11 1/2s, 2012                                                          273,175
.........................................................................................................................
            63,000   IWO Escrow Co. 144A sec. FRN
                     6.891s, 2012                                                                                 62,528
.........................................................................................................................
         1,581,000   Nextel Communications, Inc.
                     sr. notes 5.95s, 2014                                                                     1,642,264
.........................................................................................................................
           328,000   Qwest Communications
                     International, Inc. company
                     guaranty 8s, 2014                                                                           310,370
.........................................................................................................................
         1,139,000   Qwest Corp. notes 8 7/8s, 2012                                                            1,238,663
.........................................................................................................................
           309,000   Qwest Corp. 144A sr. notes 7 5/8s,
                     2015                                                                                        315,566
.........................................................................................................................
           295,000   Qwest Services Corp. sec.
                     notes 14s, 2014                                                                             357,688
.........................................................................................................................
           126,000   Rogers Cantel, Inc. debs. 9 3/4s,
                     2016 (Canada)                                                                               152,145
.........................................................................................................................
           170,000   Rural Cellular Corp.
                     sr. sub. notes 9 3/4s, 2010                                                                 158,100
.........................................................................................................................
           176,000   SBA Communications Corp.
                     sr. notes 8 1/2s, 2012                                                                      189,640
.........................................................................................................................
           207,000   SBA Telecommunications, Inc./SBA
                     Communications Corp. sr. disc.
                     notes stepped-coupon zero %
                     (9 3/4s, 12/15/07), 2011 (STP)                                                              190,440
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,876,245
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (5.5%)
.........................................................................................................................
           475,000   ArvinMeritor, Inc. notes 8 3/4s,
                     2012                                                                                        495,188
.........................................................................................................................
           785,000   Autonation, Inc. company
                     guaranty 9s, 2008                                                                           857,613
.........................................................................................................................
           130,000   Beazer Homes USA, Inc. company
                     guaranty 8 3/8s, 2012                                                                       139,425
.........................................................................................................................
           540,000   Boyd Gaming Corp.
                     sr. sub. notes 8 3/4s, 2012                                                                 584,550
.........................................................................................................................
           130,000   Boyd Gaming Corp.
                     sr. sub. notes 7 3/4s, 2012                                                                 138,938
.........................................................................................................................
           121,000   Boyd Gaming Corp.
                     sr. sub. notes 6 3/4s, 2014                                                                 124,025
.........................................................................................................................
           246,256   CanWest Media, Inc. company
                     guaranty 8s, 2012 (Canada)                                                                  257,338
.........................................................................................................................
           757,000   Coinmach Corp. sr. notes 9s, 2010                                                           779,710
.........................................................................................................................
           560,000   D.R. Horton, Inc. sr. notes 7 7/8s,
                     2011                                                                                        625,800
.........................................................................................................................
           140,000   Dana Corp. notes 10 1/8s, 2010                                                              145,917
.........................................................................................................................
           450,000   Dana Corp. notes 9s, 2011                                                                   504,000
.........................................................................................................................
            85,000   Dana Corp. notes 7s, 2029                                                                    74,256
.........................................................................................................................
           240,000   Dana Corp. notes 6 1/2s, 2009                                                               235,529
.........................................................................................................................
           555,000   Dex Media West, LLC/Dex Media
                     Finance Co. sr. notes Ser. B,
                     8 1/2s, 2010                                                                                604,950
.........................................................................................................................
           306,000   Dex Media, Inc. notes 8s, 2013                                                              325,125
.........................................................................................................................
           516,000   Dura Operating Corp. company
                     guaranty Ser. B, 8 5/8s, 2012                                                               464,400
.........................................................................................................................
           427,000   FelCor Lodging LP company
                     guaranty 9s, 2008 (R)                                                                       466,498
.........................................................................................................................
           305,000   Gaylord Entertainment Co.
                     sr. notes 8s, 2013                                                                          320,631
.........................................................................................................................
           265,000   General Motors Acceptance Corp. FRN
                     4.1s, 2007                                                                                  255,718
.........................................................................................................................
           530,000   General Motors Acceptance Corp. FRN
                     Ser. MTN, 4.13s, 2007                                                                       514,013
.........................................................................................................................
           670,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                          651,575
.........................................................................................................................
            63,000   HMH Properties, Inc. company
                     guaranty Ser. B, 7 7/8s, 2008 (R)                                                            63,945
.........................................................................................................................
           615,000   Host Marriott LP sr. notes Ser. M,
                     7s, 2012 (R)                                                                                638,063
.........................................................................................................................
           215,000   Interpublic Group of Companies, Inc.
                     notes 6 1/4s, 2014                                                                          200,770
.........................................................................................................................
           428,000   JC Penney Co., Inc. debs. 7.95s,
                     2017                                                                                        493,270
.........................................................................................................................
           375,000   JC Penney Co., Inc. debs. 7 1/8s,
                     2023                                                                                        406,875
.........................................................................................................................
            20,000   JC Penney Co., Inc. notes 8s, 2010                                                           22,000
.........................................................................................................................
           340,000   John Q. Hammons Hotels LP/John Q.
                     Hammons Hotels Finance Corp. III
                     1st mtge. Ser. B, 8 7/8s, 2012                                                              372,300
.........................................................................................................................
           543,000   Jostens IH Corp. company
                     guaranty 7 5/8s, 2012                                                                       536,213
.........................................................................................................................
           177,000   KB Home company guaranty 5 7/8s,
                     2015                                                                                        175,611
.........................................................................................................................
           253,000   KB Home sr. notes 5 3/4s, 2014                                                              250,748
.........................................................................................................................
           511,000   Laidlaw International, Inc.
                     sr. notes 10 3/4s, 2011                                                                     598,728
.........................................................................................................................
           275,000   Levi Strauss & Co.
                     sr. notes 12 1/4s, 2012                                                                     300,438
.........................................................................................................................
           502,000   Levi Strauss & Co.
                     sr. notes 9 3/4s, 2015                                                                      498,235
.........................................................................................................................
           491,000   MeriStar Hospitality Corp. company
                     guaranty 9 1/8s, 2011 (R)                                                                   515,550
.........................................................................................................................
           180,000   Meritage Homes Corp. company
                     guaranty 6 1/4s, 2015                                                                       167,400
.........................................................................................................................
           340,000   Meritor Automotive, Inc.
                     notes 6.8s, 2009                                                                            336,600
.........................................................................................................................
           570,000   MGM Mirage, Inc. company
                     guaranty 8 1/2s, 2010                                                                       632,700
.........................................................................................................................
           706,000   MGM Mirage, Inc. company
                     guaranty 6s, 2009                                                                           709,530
.........................................................................................................................
           139,000   Mirage Resorts, Inc. debs. 7 1/4s,
                     2017                                                                                        143,170
.........................................................................................................................
           362,000   Movie Gallery, Inc. 144A
                     sr. unsecd. notes 11s, 2012                                                                 380,100
.........................................................................................................................
           404,000   Owens Corning notes 7 1/2s,
                     2006 (In default) (NON)                                                                     294,920
.........................................................................................................................
           390,000   Oxford Industries, Inc.
                     sr. notes 8 7/8s, 2011                                                                      417,300
.........................................................................................................................
           750,000   Park Place Entertainment Corp.
                     sr. notes 7 1/2s, 2009                                                                      823,125
.........................................................................................................................
           415,000   Park Place Entertainment Corp.
                     sr. notes 7s, 2013                                                                          460,650
.........................................................................................................................
           185,000   Park Place Entertainment Corp.
                     sr. sub. notes 8 7/8s, 2008                                                                 206,506
.........................................................................................................................
           328,000   Pinnacle Entertainment, Inc.
                     sr. sub. notes 8 1/4s, 2012                                                                 341,120
.........................................................................................................................
           521,000   PRIMEDIA, Inc. sr. notes 8s, 2013                                                           522,303
.........................................................................................................................
           255,000   R.H. Donnelley Corp. 144A
                     sr. notes 6 7/8s, 2013                                                                      260,100
.........................................................................................................................
           390,000   R.H. Donnelley Finance Corp. I 144A
                     sr. sub. notes 10 7/8s, 2012                                                                453,375
.........................................................................................................................
           300,000   Reader's Digest Association, Inc.
                     (The) sr. notes 6 1/2s, 2011                                                                304,500
.........................................................................................................................
           345,000   Resorts International Hotel and
                     Casino, Inc. company
                     guaranty 11 1/2s, 2009                                                                      392,869
.........................................................................................................................
           498,000   Russell Corp. company
                     guaranty 9 1/4s, 2010                                                                       526,635
.........................................................................................................................
           996,000   Saks, Inc. company guaranty 7s,
                     2013                                                                                        996,000
.........................................................................................................................
           499,000   Scientific Games Corp. 144A
                     sr. sub. notes 6 1/4s, 2012                                                                 503,990
.........................................................................................................................
           560,000   Sealy Mattress Co.
                     sr. sub. notes 8 1/4s, 2014                                                                 565,600
.........................................................................................................................
           335,000   Standard Pacific Corp.
                     sr. notes 7 3/4s, 2013                                                                      348,400
.........................................................................................................................
           455,000   Starwood Hotels & Resorts
                     Worldwide, Inc. company
                     guaranty 7 7/8s, 2012                                                                       513,013
.........................................................................................................................
           425,000   Starwood Hotels & Resorts
                     Worldwide, Inc. debs. 7 3/8s, 2015                                                          472,813
.........................................................................................................................
           430,000   Station Casinos, Inc. sr. notes 6s,
                     2012                                                                                        436,450
.........................................................................................................................
           420,000   Station Casinos, Inc.
                     sr. sub. notes 6 7/8s, 2016                                                                 431,550
.........................................................................................................................
           327,000   Tenneco Automotive, Inc. company
                     guaranty 8 5/8s, 2014                                                                       328,635
.........................................................................................................................
           331,000   Tenneco Automotive, Inc. sec.
                     notes Ser. B, 10 1/4s, 2013                                                                 374,030
.........................................................................................................................
           504,000   THL Buildco, Inc. (Nortek
                     Holdings, Inc.)
                     sr. sub. notes 8 1/2s, 2014                                                                 468,720
.........................................................................................................................
           267,000   Toys R Us, Inc. notes 7 5/8s, 2011                                                          244,973
.........................................................................................................................
           455,000   United Auto Group, Inc. company
                     guaranty 9 5/8s, 2012                                                                       485,713
.........................................................................................................................
           669,000   Vertis, Inc. company
                     guaranty Ser. B, 10 7/8s, 2009                                                              635,550
.........................................................................................................................
           620,000   Vertis, Inc. 144A
                     sub. notes 13 1/2s, 2009                                                                    462,675
.........................................................................................................................
           135,000   WCI Communities, Inc. company
                     guaranty 10 5/8s, 2011                                                                      145,800
.........................................................................................................................
           347,000   William Carter Holdings Co. (The)
                     company guaranty Ser. B, 10 7/8s,
                     2011                                                                                        391,999
.........................................................................................................................
           450,000   WRC Media Corp.
                     sr. sub. notes 12 3/4s, 2009                                                                476,438
.........................................................................................................................
           428,000   Wynn Las Vegas, LLC/Wynn Las Vegas
                     Capital Corp. 144A 1st mtge.
                     6 5/8s, 2014                                                                                416,230
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,709,427
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (3.3%)
.........................................................................................................................
           380,000   Affinity Group, Inc.
                     sr. sub. notes 10 7/8s, 2012                                                                367,650
.........................................................................................................................
           445,000   Affinity Group, Inc.
                     sr. sub. notes 9s, 2012                                                                     450,563
.........................................................................................................................
           379,000   AMC Entertainment, Inc.
                     sr. sub. notes 8s, 2014                                                                     336,363
.........................................................................................................................
           105,423   Archibald Candy Corp. company
                     guaranty 10s,  2007 (In default) (F) (NON) (PIK)                                             22,455
.........................................................................................................................
           490,000   Brand Services, Inc. company
                     guaranty 12s, 2012                                                                          524,300
.........................................................................................................................
           180,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. disc. notes stepped-coupon zero %
                     (12 1/8s, 1/15/07), 2012 (STP)                                                              103,950
.........................................................................................................................
           450,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. disc. notes stepped-coupon zero %
                     (11 3/4s, 5/15/06), 2011 (STP)                                                              298,125
.........................................................................................................................
           535,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 11 1/8s, 2011                                                                     399,913
.........................................................................................................................
           735,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 10 3/4s, 2009                                                                     567,788
.........................................................................................................................
           740,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 10s, 2011                                                                         536,500
.........................................................................................................................
           349,000   Church & Dwight Co., Inc. company
                     guaranty 6s, 2012                                                                           352,490
.........................................................................................................................
           235,000   Cinemark USA, Inc.
                     sr. sub. notes 9s, 2013                                                                     241,463
.........................................................................................................................
           805,000   Cinemark, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (9 3/4s, 3/15/07), 2014 (STP)                                                               535,325
.........................................................................................................................
           380,000   Constellation Brands, Inc.
                     sr. sub. notes Ser. B, 8 1/8s, 2012                                                         405,650
.........................................................................................................................
           340,000   CSC Holdings, Inc. debs. 7 5/8s,
                     2018                                                                                        328,100
.........................................................................................................................
           300,000   CSC Holdings, Inc.
                     sr. notes Ser. B, 7 5/8s, 2011                                                              296,250
.........................................................................................................................
           854,000   CSC Holdings, Inc. 144A
                     sr. notes 6 3/4s, 2012                                                                      802,760
.........................................................................................................................
           718,000   Dean Foods Co. sr. notes 6 5/8s,
                     2009                                                                                        750,310
.........................................................................................................................
           470,000   Del Monte Corp.
                     sr. sub. notes 8 5/8s, 2012                                                                 517,000
.........................................................................................................................
           250,000   Del Monte Corp. 144A
                     sr. sub. notes 6 3/4s, 2015                                                                 255,000
.........................................................................................................................
           775,000   DirecTV Holdings, LLC 144A
                     sr. notes 6 3/8s, 2015                                                                      771,125
.........................................................................................................................
         1,656,000   Diva Systems Corp. sr. disc.
                     notes Ser. B, 12 5/8s,
                     2008 (In default) (NON)                                                                       8,280
.........................................................................................................................
           750,000   Doane Pet Care Co.
                     sr. sub. debs. 9 3/4s, 2007                                                                 729,375
.........................................................................................................................
         1,637,000   Echostar DBS Corp. company
                     guaranty 6 5/8s, 2014                                                                     1,616,538
.........................................................................................................................
           412,000   Granite Broadcasting Corp. sec.
                     notes 9 3/4s, 2010                                                                          383,160
.........................................................................................................................
           290,000   Jean Coutu Group, Inc.
                     sr. notes 7 5/8s, 2012 (Canada)                                                             299,425
.........................................................................................................................
           350,000   Jean Coutu Group, Inc.
                     sr. sub. notes 8 1/2s, 2014
                     (Canada)                                                                                    345,625
.........................................................................................................................
           350,000   Kabel Deutscheland GmbH 144A
                     company guaranty 10 5/8s, 2014
                     (Germany)                                                                                   379,750
.........................................................................................................................
            38,980   Knology, Inc. 144A sr. notes 12s,
                     2009 (PIK)                                                                                   38,834
.........................................................................................................................
           563,000   Pinnacle Foods Holding Corp.
                     sr. sub. notes 8 1/4s, 2013                                                                 503,885
.........................................................................................................................
           561,000   Playtex Products, Inc. company
                     guaranty 9 3/8s, 2011                                                                       590,453
.........................................................................................................................
           630,000   Playtex Products, Inc. sec.
                     notes 8s, 2011                                                                              673,313
.........................................................................................................................
           369,000   Prestige Brands, Inc.
                     sr. sub. notes 9 1/4s, 2012                                                                 382,838
.........................................................................................................................
           366,000   Rainbow National Services, LLC 144A
                     sr. notes 8 3/4s, 2012                                                                      399,855
.........................................................................................................................
           625,000   Remington Arms Co., Inc. company
                     guaranty 10 1/2s, 2011                                                                      590,625
.........................................................................................................................
           552,000   Sbarro, Inc. company guaranty 11s,
                     2009                                                                                        554,760
.........................................................................................................................
           215,000   Scotts Co. (The)
                     sr. sub. notes 6 5/8s, 2013                                                                 221,988
.........................................................................................................................
           585,000   Six Flags, Inc. sr. notes 9 5/8s,
                     2014                                                                                        546,975
.........................................................................................................................
           318,000   Young Broadcasting, Inc. company
                     guaranty 10s, 2011                                                                          302,100
.........................................................................................................................
           300,000   Young Broadcasting, Inc.
                     sr. sub. notes 8 3/4s, 2014                                                                 265,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,696,359
------------------------------------------------------------------------------------------------------------------------
Energy (3.8%)
.........................................................................................................................
         1,110,000   Arch Western Finance, LLC
                     sr. notes 6 3/4s, 2013                                                                    1,146,075
.........................................................................................................................
           408,000   Bluewater Finance, Ltd. company
                     guaranty 10 1/4s, 2012
                     (Cayman Islands)                                                                            436,560
.........................................................................................................................
           355,000   CHC Helicopter Corp.
                     sr. sub. notes 7 3/8s, 2014
                     (Canada)                                                                                    354,113
.........................................................................................................................
           265,000   CHC Helicopter Corp. 144A
                     sr. sub. notes 7 3/8s, 2014
                     (Canada)                                                                                    264,338
.........................................................................................................................
           903,000   Chesapeake Energy Corp.
                     sr. notes 7 1/2s, 2013                                                                      977,498
.........................................................................................................................
           420,000   Comstock Resources, Inc.
                     sr. notes 6 7/8s, 2012                                                                      424,200
.........................................................................................................................
           636,000   Dresser, Inc. company
                     guaranty 9 3/8s, 2011                                                                       669,390
.........................................................................................................................
           595,000   Exco Resources, Inc. company
                     guaranty 7 1/4s, 2011                                                                       595,000
.........................................................................................................................
           465,000   Forest Oil Corp. sr. notes 8s, 2011                                                         512,663
.........................................................................................................................
           185,000   Forest Oil Corp. sr. notes 8s, 2008                                                         197,950
.........................................................................................................................
           240,000   Gazprom OAO 144A notes 9 5/8s, 2013
                     (Germany)                                                                                   294,300
.........................................................................................................................
           456,000   Harvest Operations Corp.
                     sr. notes 7 7/8s, 2011 (Canada)                                                             434,340
.........................................................................................................................
           395,000   Hornbeck Offshore Services, Inc.
                     sr. notes Ser. B, 6 1/8s, 2014                                                              399,938
.........................................................................................................................
           381,000   Key Energy Services, Inc.
                     sr. notes 6 3/8s, 2013                                                                      381,000
.........................................................................................................................
           639,000   Massey Energy Co. sr. notes 6 5/8s,
                     2010                                                                                        658,170
.........................................................................................................................
           900,000   NAK Naftogaz Ukrainy bonds 8 1/8s,
                     2009 (Ukraine)                                                                              945,000
.........................................................................................................................
           620,000   Newfield Exploration Co.
                     sr. notes 7 5/8s, 2011                                                                      678,900
.........................................................................................................................
           294,000   Newfield Exploration Co.
                     sr. sub. notes 6 5/8s, 2014                                                                 307,965
.........................................................................................................................
           555,000   Offshore Logistics, Inc. company
                     guaranty 6 1/8s, 2013                                                                       535,575
.........................................................................................................................
           435,001   Oslo Seismic Services, Inc. 1st
                     mtge. 8.28s, 2011                                                                           462,686
.........................................................................................................................
           290,000   Pacific Energy Partners/Pacific
                     Energy Finance Corp.
                     sr. notes 7 1/8s, 2014                                                                      301,963
.........................................................................................................................
           620,000   Peabody Energy Corp.
                     sr. notes 5 7/8s, 2016                                                                      620,000
.........................................................................................................................
           654,500   Pemex Finance, Ltd. bonds 9.69s,
                     2009 (Cayman Islands)                                                                       719,557
.........................................................................................................................
           405,000   Pemex Project Funding Master Trust
                     company guaranty 8 5/8s, 2022                                                               493,088
.........................................................................................................................
         1,000,000   Pemex Project Funding Master Trust
                     company guaranty Ser. REGS, 9 1/2s,
                     2027                                                                                      1,291,300
.........................................................................................................................
         1,490,000   Pemex Project Funding Master Trust
                     144A notes 5 3/4s, 2015                                                                   1,483,295
.........................................................................................................................
           465,000   Petroleum Geo-Services notes 10s,
                     2010 (Norway)                                                                               520,800
.........................................................................................................................
           510,000   Petronas Capital, Ltd. company
                     guaranty 7 7/8s, 2022 (Malaysia)                                                            647,700
.........................................................................................................................
           398,000   Plains Exploration & Production Co.
                     sr. notes 7 1/8s, 2014                                                                      425,860
.........................................................................................................................
           481,000   Plains Exploration & Production Co.
                     sr. sub. notes 8 3/4s, 2012                                                                 521,885
.........................................................................................................................
           595,000   Pogo Producing Co.
                     sr. sub. notes Ser. B, 8 1/4s, 2011                                                         632,188
.........................................................................................................................
           675,000   Pride International, Inc.
                     sr. notes 7 3/8s, 2014                                                                      740,813
.........................................................................................................................
           510,000   Seabulk International, Inc. company
                     guaranty 9 1/2s, 2013                                                                       573,113
.........................................................................................................................
           571,000   Star Gas Partners LP/Star Gas
                     Finance Co. sr. notes 10 1/4s, 2013                                                         531,030
.........................................................................................................................
           310,000   Vintage Petroleum, Inc.
                     sr. notes 8 1/4s, 2012                                                                      334,800
.........................................................................................................................
           125,000   Vintage Petroleum, Inc.
                     sr. sub. notes 7 7/8s, 2011                                                                 131,875
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,644,928
------------------------------------------------------------------------------------------------------------------------
Financial (1.3%)
.........................................................................................................................
         1,423,000   Bosphorus Financial Services, Ltd.
                     144A sec. FRN 5.068s, 2012
                     (Cayman Islands)                                                                          1,422,610
.........................................................................................................................
           280,000   Crescent Real Estate Equities LP
                     notes 7 1/2s, 2007 (R)                                                                      286,300
.........................................................................................................................
           399,550   Finova Group, Inc. notes 7 1/2s,
                     2009                                                                                        177,800
.........................................................................................................................
         1,690,000   UBS Luxembourg SA for Sberbank
                     sub. notes 6.23s, 2015 (Luxembourg)                                                       1,713,238
.........................................................................................................................
         1,200,000   VTB Bank (VTB Capital) 144A
                     notes 7 1/2s, 2011 (Luxembourg)                                                           1,308,000
.........................................................................................................................
         1,585,000   VTB Capital SA bonds 6 1/4s, 2035
                     (Luxembourg)                                                                              1,604,813
.........................................................................................................................
           490,000   Western Financial Bank
                     sub. debs. 9 5/8s, 2012                                                                     531,650
------------------------------------------------------------------------------------------------------------------------
Health Care (2.4%)
.........................................................................................................................
           335,000   AmerisourceBergen Corp. company
                     guaranty 7 1/4s, 2012                                                                       368,919
.........................................................................................................................
           510,000   AmerisourceBergen Corp.
                     sr. notes 8 1/8s, 2008                                                                      553,988
.........................................................................................................................
           840,000   Ardent Health Services, Inc.
                     sr. sub. notes 10s, 2013                                                                  1,015,350
.........................................................................................................................
           155,000   Community Health Systems, Inc.
                     sr. sub. notes 6 1/2s, 2012                                                                 157,713
.........................................................................................................................
           245,000   Coventry Health Care, Inc.
                     sr. notes 5 7/8s, 2012                                                                      249,288
.........................................................................................................................
           135,000   DaVita, Inc. 144A sr. notes 6 5/8s,
                     2013                                                                                        139,388
.........................................................................................................................
           265,000   DaVita, Inc. 144A
                     sr. sub. notes 7 1/4s, 2015                                                                 272,288
.........................................................................................................................
           435,000   Extendicare Health Services, Inc.
                     sr. sub. notes 6 7/8s, 2014                                                                 431,738
.........................................................................................................................
           195,000   HCA, Inc. debs. 7.19s, 2015                                                                 210,440
.........................................................................................................................
           210,000   HCA, Inc. notes 8.36s, 2024                                                                 234,852
.........................................................................................................................
           204,000   HCA, Inc. notes 6 3/8s, 2015                                                                211,672
.........................................................................................................................
           420,000   HCA, Inc. notes 6 1/4s, 2013                                                                429,287
.........................................................................................................................
           202,000   HCA, Inc. notes 5 3/4s, 2014                                                                201,108
.........................................................................................................................
           850,000   Healthsouth Corp. notes 7 5/8s,
                     2012                                                                                        826,625
.........................................................................................................................
           210,000   Healthsouth Corp. sr. notes 8 3/8s,
                     2011                                                                                        208,425
.........................................................................................................................
           515,000   MedQuest, Inc. company
                     guaranty Ser. B, 11 7/8s, 2012                                                              486,675
.........................................................................................................................
           675,000   MQ Associates, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (12 1/4s, 8/15/08), 2012 (STP)                                                              351,000
.........................................................................................................................
           630,000   Omnicare, Inc.
                     sr. sub. notes 6 1/8s, 2013                                                                 623,700
.........................................................................................................................
           668,000   PacifiCare Health Systems, Inc.
                     company guaranty 10 3/4s, 2009                                                              736,470
.........................................................................................................................
            63,000   Service Corp. International
                     debs. 7 7/8s, 2013                                                                           67,883
.........................................................................................................................
           230,000   Service Corp. International
                     notes Ser. (a), 7.7s, 2009                                                                  246,100
.........................................................................................................................
           127,000   Service Corp. International 144A
                     sr. notes 7s, 2017                                                                          130,493
.........................................................................................................................
           406,000   Service Corp. International 144A
                     sr. notes 6 3/4s, 2016                                                                      415,135
.........................................................................................................................
           421,000   Stewart Enterprises, Inc. 144A
                     sr. notes 6 1/4s, 2013                                                                      416,790
.........................................................................................................................
           325,000   Tenet Healthcare Corp.
                     notes 7 3/8s, 2013                                                                          320,938
.........................................................................................................................
           995,000   Tenet Healthcare Corp.
                     sr. notes 9 7/8s, 2014                                                                    1,067,138
.........................................................................................................................
           655,000   Triad Hospitals, Inc. sr. notes 7s,
                     2012                                                                                        682,838
.........................................................................................................................
           160,000   Triad Hospitals, Inc.
                     sr. sub. notes 7s, 2013                                                                     164,400
.........................................................................................................................
           465,000   Universal Hospital Services, Inc.
                     sr. notes 10 1/8s, 2011 (Canada)                                                            469,650
.........................................................................................................................
           350,000   US Oncology, Inc. company
                     guaranty 9s, 2012                                                                           374,500
.........................................................................................................................
           433,000   Vanguard Health Holding Co. II, LLC
                     sr. sub. notes 9s, 2014                                                                     467,640
.........................................................................................................................
           260,000   Ventas Realty LP/Capital Corp.
                     company guaranty 9s, 2012 (R)                                                               299,000
.........................................................................................................................
           135,000   Ventas Realty LP/Capital Corp.
                     sr. notes 6 5/8s, 2014 (R)                                                                  135,675
.........................................................................................................................
           153,000   Ventas Realty LP/Capital Corp. 144A
                     sr. notes 6 3/4s, 2010 (R)                                                                  158,745
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,125,851
------------------------------------------------------------------------------------------------------------------------
Technology (0.6%)
.........................................................................................................................
           391,000   Advanced Micro Devices, Inc.
                     sr. notes 7 3/4s, 2012                                                                      385,135
.........................................................................................................................
           934,000   Freescale Semiconductor, Inc.
                     sr. notes Ser. B, 7 1/8s, 2014                                                            1,004,050
.........................................................................................................................
           160,000   Iron Mountain, Inc. company
                     guaranty 8 5/8s, 2013                                                                       165,600
.........................................................................................................................
           140,000   Iron Mountain, Inc. company
                     guaranty 6 5/8s, 2016                                                                       129,500
.........................................................................................................................
            11,000   New ASAT Finance, Ltd. company
                     guaranty 9 1/4s, 2011
                     (Cayman Islands)                                                                              9,350
.........................................................................................................................
           275,000   SCG Holding Corp. 144A notes zero %,
                      2011                                                                                       412,500
.........................................................................................................................
           132,000   Xerox Corp. notes Ser. MTN, 7.2s,
                     2016                                                                                        142,560
.........................................................................................................................
           813,000   Xerox Corp. sr. notes 7 5/8s, 2013                                                          874,991
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,123,686
------------------------------------------------------------------------------------------------------------------------
Transportation (0.2%)
.........................................................................................................................
           460,000   American Airlines, Inc.
                     pass-through certificates
                     Ser. 01-1, 6.817s, 2011                                                                     437,000
.........................................................................................................................
           595,000   Calair, LLC/Calair Capital Corp.
                     company guaranty 8 1/8s, 2008                                                               452,200
.........................................................................................................................
           264,615   NWA Trust sr. notes Ser. A, 9 1/4s,
                     2012                                                                                        268,585
.........................................................................................................................
           170,000   Travelcenters of America, Inc.
                     company guaranty 12 3/4s, 2009                                                              185,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,343,085
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (2.5%)
.........................................................................................................................
            48,000   AES Corp. (The) sr. notes 8 7/8s,
                     2011                                                                                         53,520
.........................................................................................................................
            28,000   AES Corp. (The) sr. notes 8 3/4s,
                     2008                                                                                         30,100
.........................................................................................................................
           436,000   AES Corp. (The) 144A sec. notes 9s,
                     2015                                                                                        488,320
.........................................................................................................................
           350,000   AES Corp. (The) 144A sec.
                     notes 8 3/4s, 2013                                                                          390,250
.........................................................................................................................
           343,000   Allegheny Energy Supply 144A
                     bonds 8 1/4s, 2012                                                                          384,160
.........................................................................................................................
           285,000   Allegheny Energy Supply 144A sec.
                     notes 10 1/4s, 2007                                                                         313,500
.........................................................................................................................
           206,000   ANR Pipeline Co. debs. 9 5/8s, 2021                                                         261,160
.........................................................................................................................
           155,000   CMS Energy Corp. sr. notes 7 3/4s,
                     2010                                                                                        166,625
.........................................................................................................................
           368,000   Colorado Interstate Gas Co. 144A
                     sr. notes 5.95s, 2015                                                                       362,805
.........................................................................................................................
           292,000   DPL, Inc. bonds 8 1/8s, 2031                                                                344,244
.........................................................................................................................
           635,000   DPL, Inc. sr. notes 6 7/8s, 2011                                                            685,800
.........................................................................................................................
           970,000   Dynegy Holdings, Inc. 144A sec.
                     notes 10 1/8s, 2013                                                                       1,096,100
.........................................................................................................................
           160,000   El Paso Natural Gas Co.
                     debs. 8 5/8s, 2022                                                                          186,625
.........................................................................................................................
           572,000   El Paso Production Holding Co.
                     company guaranty 7 3/4s, 2013                                                               610,610
.........................................................................................................................
           395,000   Ferrellgas Partners LP/Ferrellgas
                     Partners Finance sr. notes 6 3/4s,
                     2014                                                                                        381,175
.........................................................................................................................
           469,000   Midwest Generation, LLC sec.
                     sr. notes 8 3/4s, 2034                                                                      525,280
.........................................................................................................................
           614,000   Mission Energy Holding Co. sec.
                     notes 13 1/2s, 2008                                                                         729,125
.........................................................................................................................
           320,000   Monongahela Power Co. 1st mtge.
                     6.7s, 2014                                                                                  361,200
.........................................................................................................................
           366,000   Northwest Pipeline Corp. company
                     guaranty 8 1/8s, 2010                                                                       397,110
.........................................................................................................................
           247,000   Northwestern Corp. 144A sr. sec.
                     notes 5 7/8s, 2014                                                                          253,175
.........................................................................................................................
           856,000   NRG Energy, Inc. 144A sr. sec.
                     notes 8s, 2013                                                                              903,080
.........................................................................................................................
           550,000   Orion Power Holdings, Inc.
                     sr. notes 12s, 2010                                                                         658,625
.........................................................................................................................
           515,000   PSEG Energy Holdings, Inc.
                     notes 7 3/4s, 2007                                                                          531,738
.........................................................................................................................
           434,000   SEMCO Energy, Inc.
                     sr. notes 7 3/4s, 2013                                                                      453,016
.........................................................................................................................
           150,000   Teco Energy, Inc. notes 7.2s, 2011                                                          162,750
.........................................................................................................................
           255,000   Teco Energy, Inc. notes 7s, 2012                                                            275,400
.........................................................................................................................
            24,000   Teco Energy, Inc. 144A
                     sr. notes 6 3/4s, 2015                                                                       25,440
.........................................................................................................................
            65,000   Tennessee Gas Pipeline Co.
                     debs. 7s, 2028                                                                               66,354
.........................................................................................................................
           127,000   Tennessee Gas Pipeline Co. unsecd.
                     notes 7 1/2s, 2017                                                                          140,672
.........................................................................................................................
           452,000   Texas Genco LLC/Texas Genco
                     Financing Corp. 144A
                     sr. notes 6 7/8s, 2014                                                                      475,730
.........................................................................................................................
            80,000   Transcontinental Gas Pipeline Corp.
                     debs. 7 1/4s, 2026                                                                           88,100
.........................................................................................................................
           466,000   Utilicorp Canada Finance Corp.
                     company guaranty 7 3/4s, 2011
                     (Canada)                                                                                    479,980
.........................................................................................................................
           298,000   Utilicorp United, Inc.
                     sr. notes 9.95s, 2011                                                                       323,330
.........................................................................................................................
           120,000   Williams Cos., Inc. (The)
                     notes 8 3/4s, 2032                                                                          144,150
.........................................................................................................................
           455,000   Williams Cos., Inc. (The)
                     notes 7 5/8s, 2019                                                                          511,875
.........................................................................................................................
           199,241   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (F) (NON)                                                 16,617
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,277,741
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $131,770,108)                                                                    $134,900,226
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (18.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $219,839   Argentina (Republic of)
                     notes 3.97s, 2033                                                                          $202,362
.........................................................................................................................
         2,945,000   Brazil (Federal Republic of)
                     bonds 10 1/2s, 2014                                                                       3,482,463
.........................................................................................................................
         1,890,000   Brazil (Federal Republic of)
                     bonds 8 7/8s, 2019                                                                        1,993,950
.........................................................................................................................
           810,000   Brazil (Federal Republic of)
                     bonds 8 1/4s, 2034                                                                          787,725
.........................................................................................................................
         2,005,000   Brazil (Federal Republic of)
                     notes 11s, 2012                                                                           2,375,925
.........................................................................................................................
           720,000   Brazil (Federal Republic of)
                     notes 8 3/4s, 2025                                                                          737,280
.........................................................................................................................
           713,000   Bulgaria (Republic of) 144A
                     bonds 8 1/4s, 2015                                                                          892,320
.........................................................................................................................
CAD      1,800,000   Canada (Government of)
                     bonds 5 1/2s, 2010                                                                        1,614,488
.........................................................................................................................
CAD        585,000   Canada (Government of)
                     bonds Ser. WL43, 5 3/4s, 2029                                                               582,420
.........................................................................................................................
          $170,000   China Development Bank
                     notes 4 3/4s, 2014 (China)                                                                  171,587
.........................................................................................................................
           300,000   Colombia (Republic of)
                     bonds 10 3/8s, 2033                                                                         357,750
.........................................................................................................................
         1,460,000   Colombia (Republic of) notes 10s,
                     2012                                                                                      1,697,250
.........................................................................................................................
           405,000   Dominican (Republic of)
                     notes 9.04s, 2018                                                                           421,200
.........................................................................................................................
           625,000   Ecuador (Republic of) bonds
                     stepped-coupon Ser. REGS, 8s
                     (9s, 8/15/05), 2030 (STP)                                                                   525,000
.........................................................................................................................
           650,000   El Salvador (Republic of)
                     notes 7.65s, 2035                                                                           643,500
.........................................................................................................................
EUR      2,945,000   France (Government of)
                     bonds 5 3/4s, 2032                                                                        4,834,035
.........................................................................................................................
EUR      2,955,000   France (Government of)
                     bonds 5 1/2s, 2010                                                                        4,095,696
.........................................................................................................................
EUR        920,000   France (Government of)
                      bonds 4s, 2009                                                                           1,186,048
.........................................................................................................................
EUR     13,975,000   France (Government of)
                     bonds 3 1/2s, 2015                                                                       17,441,156
.........................................................................................................................
EUR      4,710,000   Germany (Federal Republic of)
                     bonds Ser. 97, 6s, 2007                                                                   6,140,467
.........................................................................................................................
EUR      1,190,000   Greece (Hellenic Republic of)
                     bonds 3 1/2s, 2008                                                                        1,489,040
.........................................................................................................................
          $155,000   Indonesia (Republic of) FRN 3.813s,
                     2006                                                                                        153,450
.........................................................................................................................
         1,710,000   Indonesia (Republic of) 144A
                     notes 7 1/4s, 2015                                                                        1,718,550
.........................................................................................................................
            50,000   Indonesia (Republic of) 144A
                     sr. notes 6 3/4s, 2014                                                                       49,625
.........................................................................................................................
EUR      5,700,000   Ireland (Republic of) bonds 5s,
                     2013 (Ireland)                                                                            7,898,258
.........................................................................................................................
        $1,425,000   Peru (Republic of) bonds 8 3/8s,
                     2016                                                                                      1,598,138
.........................................................................................................................
           280,000   Philippines (Republic of)
                     bonds 9 1/2s, 2030                                                                          285,740
.........................................................................................................................
         2,060,000   Philippines (Republic of)
                     bonds 9 1/2s, 2024                                                                        2,214,500
.........................................................................................................................
           535,000   Philippines (Republic of)
                     bonds 8 3/8s, 2011                                                                          555,063
.........................................................................................................................
JPY     61,000,000   Philippines (Republic of) 144A
                     sr. sub. notes 3.2s, 2005                                                                   551,142
.........................................................................................................................
          $785,000   Russia (Federation of)
                     unsub. stepped-coupon 5s (7 1/2s,
                     3/31/07), 2030 (STP)                                                                        875,275
.........................................................................................................................
         4,360,625   Russia (Federation of) 144A
                     unsub. stepped-coupon 5s (7 1/2s,
                     3/31/07), 2030 (STP)                                                                      4,862,097
.........................................................................................................................
         1,375,000   Russia (Ministry of Finance)
                     debs. Ser. V, 3s, 2008                                                                    1,295,938
.........................................................................................................................
           995,000   South Africa (Republic of)
                     notes 7 3/8s, 2012                                                                        1,139,275
.........................................................................................................................
         1,030,000   South Africa (Republic of)
                     notes 6 1/2s, 2014                                                                        1,144,845
.........................................................................................................................
EUR      1,800,000   Spain (Kingdom of) bonds 5s, 2012
                     (Spain)                                                                                   2,477,409
.........................................................................................................................
SEK     22,945,000   Sweden (Government of)
                     bonds Ser. 3101, 4s, 2008                                                                 3,700,380
.........................................................................................................................
SEK     26,845,000   Sweden (Government of)
                     debs. Ser. 1041, 6 3/4s, 2014                                                             4,460,011
.........................................................................................................................
        $3,770,000   United Mexican States
                     bonds Ser. MTN, 8.3s, 2031                                                                4,655,950
.........................................................................................................................
         2,685,000   United Mexican States notes 6 5/8s,
                     2015 (S)                                                                                  2,944,103
.........................................................................................................................
           210,000   Uruguay (Republic of) notes 9 1/4s,
                     2017                                                                                        223,650
.........................................................................................................................
         1,670,000   Venezuela (Republic of)
                     bonds 9 1/4s, 2027                                                                        1,749,325
.........................................................................................................................
           165,000   Venezuela (Republic of)
                     notes 10 3/4s, 2013                                                                         193,050
.........................................................................................................................
           405,000   Venezuela (Republic of)
                     notes 7.65s, 2025                                                                           361,463
.........................................................................................................................
           625,000   Venezuela (Republic of)
                     unsub. bonds 5 3/8s, 2010                                                                   581,250
------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government Bonds
                     and Notes (cost $90,965,248)                                                            $97,360,149
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (8.9%)(a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Federal Home Loan Mortgage
                     Corporation Pass-Through
                     Certificates
.........................................................................................................................
        $6,836,475   6 1/2s, with due dates from
                     April 1, 2024 to November 1, 2034                                                        $7,086,960
.........................................................................................................................
                     Federal National Mortgage
                     Association Pass-Through
                     Certificates
.........................................................................................................................
            21,276   7 1/2s, September 1, 2022                                                                    22,797
.........................................................................................................................
             1,752   7s, June 1, 2032                                                                              1,850
.........................................................................................................................
         5,148,980   6 1/2s, with due dates from
                     March 1, 2026 to December 1, 2034                                                         5,336,629
.........................................................................................................................
        15,298,474   5 1/2s, with due dates from
                     May 1, 2034 to June 1, 2035                                                              15,526,173
.........................................................................................................................
         5,000,000   5 1/2s, TBA, July 1, 2035                                                                 5,067,969
.........................................................................................................................
         1,107,344   5s, with due dates from
                     June 1, 2018 to February 1, 2020                                                          1,121,651
.........................................................................................................................
                     Federal National Mortgage
                     Association Pass-Through
                     Certificates
.........................................................................................................................
         2,988,070   4 1/2s, with due dates from
                     August 1, 2033 to May 1, 2034                                                             2,926,757
.........................................................................................................................
        11,000,000   4 1/2s, TBA, July 1, 2020                                                                10,950,157
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency
                     Mortgage Obligations
                     (cost $47,790,828)                                                                      $48,040,943
.........................................................................................................................
U.S. TREASURY OBLIGATIONS (14.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     U.S. Treasury Bonds
.........................................................................................................................
       $17,389,000   6 1/4s, May 15, 2030                                                                    $22,654,607
.........................................................................................................................
         8,570,000   6 1/4s, August 15, 2023                                                                  10,683,041
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
        16,078,000   4 1/4s, August 15, 2013                                                                  16,484,974
.........................................................................................................................
        12,217,000   3 1/4s, August 15, 2008                                                                  12,065,242
.........................................................................................................................
        40,835,000   U.S. Treasury Strip zero %,
                     November 15, 2024                                                                        17,582,379
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations
                     (cost $71,649,133)                                                                      $79,470,243
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (9.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $101,397   ABSC NIMS Trust 144A Ser. 03-HE5,
                     Class A, 7s, 2033                                                                          $101,650
.........................................................................................................................
                     Aegis Asset Backed Securities Trust
                     144A
.........................................................................................................................
            26,574   Ser. 04-1N, Class Note, 5s, 2034                                                             26,574
.........................................................................................................................
            86,438   Ser. 04-2N, Class N1, 4 1/2s, 2034                                                           86,263
.........................................................................................................................
            81,380   Ser. 04-4N, Class Note, 5s, 2034                                                             81,380
.........................................................................................................................
           490,000   Americredit Automobile Receivables
                     Trust 144A Ser. 05-1, Class E,
                     5.82s, 2012                                                                                 491,323
.........................................................................................................................
           235,000   Ameriquest Finance NIM Trust 144A
                     Ser. 04-RN9, Class N2, 10s, 2034
                     (Cayman Islands)                                                                            216,200
.........................................................................................................................
            11,553   AQ Finance NIM Trust 144A
                     Ser. 03-N9A, Class Note, 7.385s,
                     2033 (Cayman Islands)                                                                        11,582
.........................................................................................................................
                     Arcap REIT, Inc. 144A
.........................................................................................................................
           326,000   Ser. 03-1A, Class E, 7.11s, 2038                                                            347,903
.........................................................................................................................
           175,000   Ser. 04-1A, Class E, 6.42s, 2039                                                            182,137
.........................................................................................................................
            10,472   Argent NIM Trust 144A Ser. 04-WN2,
                     Class A, 4.55s, 2034
                     (Cayman Islands)                                                                             10,580
.........................................................................................................................
                     Asset Backed Funding Corp. NIM
                     Trust 144A
.........................................................................................................................
           127,000   Ser. 04-0PT1, Class N2, 6.9s, 2033
                     (Cayman Islands)                                                                            126,999
.........................................................................................................................
            87,052   Ser. 04-0PT5, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                             87,052
.........................................................................................................................
           116,921   Ser. 04-FF1, Class N1, 5s, 2034
                     (Cayman Islands)                                                                            117,074
.........................................................................................................................
            30,000   Ser. 04-FF1, Class N2, 5s, 2034
                     (Cayman Islands)                                                                             27,651
.........................................................................................................................
           197,000   Ser. 04-HE1, Class N2, 8s, 2034                                                             191,408
.........................................................................................................................
           252,675   Aviation Capital Group Trust 144A
                     FRB Ser. 03-2A, Class G1, 3.96s,
                     2033                                                                                        253,050
.........................................................................................................................
           270,000   Bank One Issuance Trust FRB
                     Ser. 03-C4, Class C4, 4 1/4s, 2011                                                          275,189
.........................................................................................................................
        11,491,480   Bayview Financial Asset Trust
                     Ser. 03-X, Class A, Interest Only
                     (IO), 0.62s, 2006                                                                           194,489
.........................................................................................................................
                     Bear Stearns Asset Backed
                     Securities NIM Trust 144A
.........................................................................................................................
           128,972   Ser. 04-HE10, Class A1, 4 1/4s,
                     2034 (Cayman Islands)                                                                       128,307
.........................................................................................................................
           177,266   Ser. 04-HE6, Class A1, 5 1/4s, 2034
                     (Cayman Islands)                                                                            177,266
.........................................................................................................................
           124,161   Ser. 04-HE7N, Class A1, 5 1/4s,
                     2034                                                                                        124,161
.........................................................................................................................
           223,000   Bear Stearns Asset Backed
                     Securities, Inc. Ser. 04-FR3,
                     Class M6, 6.564s, 2034                                                                      228,227
.........................................................................................................................
                     Bombardier Capital Mortgage
                     Securitization Corp.
.........................................................................................................................
           129,470   Ser. 00-A, Class A2, 7.575s, 2030                                                            91,905
.........................................................................................................................
           475,467   Ser. 00-A, Class A4, 8.29s, 2030                                                            384,980
.........................................................................................................................
           901,739   Ser. 99-B, Class A3, 7.18s, 2015                                                            662,497
.........................................................................................................................
           617,727   Ser. 99-B, Class A4, 7.3s, 2016                                                             460,794
.........................................................................................................................
           137,871   Bombardier Capital Mortgage
                     Securitization Corp. FRB Ser. 00-A,
                     Class A1, 3.38s, 2030                                                                        73,071
.........................................................................................................................
                     CARSSX Finance, Ltd., 144A FRB Ser. 04-AA
.........................................................................................................................
           133,165   Class B3, 6.57s,2011 (Cayman Islands)                                                       134,309
.........................................................................................................................
           338,297   Class B4, 8.72s,2011 (Cayman Islands)                                                       343,080
.........................................................................................................................
           110,000   Chase Credit Card Master Trust FRB
                     Ser. 03-3, Class C, 4.3s, 2010                                                              112,391
.........................................................................................................................
                     CHEC NIM Ltd., 144A, Ser. 04-2
.........................................................................................................................
           135,469   Class N1, 4.45s, 2034 (Cayman Islands)                                                      135,461
.........................................................................................................................
            73,000   Class N2, 8s, 2034 (Cayman Islands)                                                          72,583
.........................................................................................................................
            45,000   Ser. 04-2, Class N3, 8s, 2034
                     (Cayman Islands)                                                                             38,700
.........................................................................................................................
                     Conseco Finance
                     Securitizations Corp.
.........................................................................................................................
           241,000   FRB Ser. 01-4, Class M1, 4.61s,
                     2033                                                                                         96,400
.........................................................................................................................
           195,106   Ser. 00-2, Class A4, 8.48s, 2030                                                            194,911
.........................................................................................................................
         1,189,131   Ser. 00-4, Class A4, 7.73s, 2031                                                          1,162,970
.........................................................................................................................
           187,000   Ser. 00-4, Class A5, 7.97s, 2032                                                            161,012
.........................................................................................................................
         2,644,000   Ser. 00-4, Class A6, 8.31s, 2032                                                          2,337,461
.........................................................................................................................
            78,000   Ser. 00-6, Class A5, 7.27s, 2032                                                             74,567
.........................................................................................................................
           477,109   Ser. 00-6, Class M2, 8.2s, 2032                                                              47,711
.........................................................................................................................
           209,000   Ser. 01-4, Class A4, 7.36s, 2033                                                            214,473
.........................................................................................................................
            97,000   Ser. 01-1, Class A5, 6.99s, 2032                                                             92,324
.........................................................................................................................
            11,000   Ser. 01-3, Class A3, 5.79s, 2033                                                             11,210
.........................................................................................................................
         2,422,000   Ser. 01-3, Class A4, 6.91s, 2033                                                          2,418,348
.........................................................................................................................
           200,000   Ser. 01-3, Class M2, 7.44s, 2033                                                             33,000
.........................................................................................................................
           490,760   Ser. 01-4, Class B1, 9.4s, 2033                                                              66,253
.........................................................................................................................
         1,701,172   Ser. 02-1, Class A, 6.681s, 2033                                                          1,772,145
.........................................................................................................................
           697,000   Consumer Credit Reference IDX
                     Securities 144A FRB Ser. 02-1A,
                     Class A, 5.444s, 2007                                                                       707,836
.........................................................................................................................
                     Countrywide Asset Backed
                     Certificates 144A
.........................................................................................................................
           636,700   Ser. 04-6N, Class N1, 6 1/4s, 2035                                                          639,088
.........................................................................................................................
            93,574   Ser. 04-BC1N, Class Note, 5 1/2s,
                     2035                                                                                         93,632
.........................................................................................................................
         8,065,654   Countrywide Home Loans Ser. 05-2,
                     Class 2X, IO, 0.983s, 2035                                                                  231,888
.........................................................................................................................
           361,000   Crest, Ltd. 144A Ser. 03-2A,
                     Class E2, 8s, 2038 (Cayman Islands)                                                         366,018
.........................................................................................................................
         1,380,000   First Chicago Lennar Trust 144A
                     Ser. 97-CHL1, Class E, 7.701s, 2039                                                       1,451,372
.........................................................................................................................
           244,895   First Consumers Master Trust FRN
                     Ser. 01-A, Class A, 3.53s, 2008                                                             242,905
.........................................................................................................................
                     First Franklin Mortgage Loan NIM
                     Trust 144A
.........................................................................................................................
            13,274   Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                          13,324
.........................................................................................................................
             5,136   Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                           5,122
.........................................................................................................................
           155,580   Ser. 04-FF10, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                            155,569
.........................................................................................................................
                     Fremont NIM Trust 144A
.........................................................................................................................
           126,356   Ser. 04-3, Class A, 4 1/2s, 2034                                                            125,965
.........................................................................................................................
            42,916   Ser. 04-3, Class B, 7 1/2s, 2034                                                             41,148
.........................................................................................................................
            67,277   Ser. 04-A, Class Note, 4 3/4s, 2034                                                          67,041
.........................................................................................................................
                     Granite Mortgages PLC FRB
.........................................................................................................................
EUR      1,225,000   Ser. 03-2, Class 2C1, 5.2s,
                     2043 (United Kingdom)                                                                     1,609,944
.........................................................................................................................
GBP        920,000   Ser. 03-2, Class 3C, 6.489s,
                     2043 (United Kingdom)                                                                     1,706,863
.........................................................................................................................
GBP        280,000   Ser. 02-1, Class 1C, 4.445s,
                     2042 (United Kingdom)                                                                       284,396
.........................................................................................................................
                     Green Tree Financial Corp.
.........................................................................................................................
          $290,489   Ser. 94-4, Class B2, 8.6s, 2019                                                             219,459
.........................................................................................................................
           691,199   Ser. 94-6, Class B2, 9s, 2020                                                               593,147
.........................................................................................................................
           289,077   Ser. 95-4, Class B1, 7.3s, 2025                                                             285,102
.........................................................................................................................
           285,417   Ser. 95-8, Class B1, 7.3s, 2026                                                             227,907
.........................................................................................................................
            99,628   Ser. 95-F, Class B2, 7.1s, 2021                                                             100,033
.........................................................................................................................
           304,000   Ser. 96-8, Class M1, 7.85s, 2027                                                            268,527
.........................................................................................................................
            67,317   Ser. 99-3, Class A5, 6.16s, 2031                                                             68,348
.........................................................................................................................
         3,480,000   Ser. 99-5, Class A5, 7.86s, 2030                                                          3,147,490
.........................................................................................................................
                     Greenpoint Manufactured Housing
.........................................................................................................................
         2,367,997   Ser. 00-3, Class IA, 8.45s, 2031                                                          2,327,037
.........................................................................................................................
           100,562   Ser. 99-5, Class A4, 7.59s, 2028                                                            105,169
.........................................................................................................................
           963,000   GS Auto Loan Trust 144A Ser. 04-1,
                     Class D, 5s, 2011                                                                           950,054
.........................................................................................................................
                     GSAMP Trust 144A
.........................................................................................................................
             3,709   Ser. 03-HE1N, Class Note, 7 1/4s,
                     2033                                                                                          3,710
.........................................................................................................................
                     GSAMP Trust 144A
.........................................................................................................................
            30,406   Ser. 04-FM1N, Class Note, 5 1/4s,
                     2033                                                                                         30,376
.........................................................................................................................
            67,951   Ser. 04-HE1N, Class N1, 5s, 2034                                                             67,822
.........................................................................................................................
           628,854   Ser. 04-NIM1, Class N1, 5 1/2s,
                     2034                                                                                        628,729
.........................................................................................................................
           404,000   Ser. 04-NIM1, Class N2, zero %,
                     2034                                                                                        296,940
.........................................................................................................................
           685,208   Ser. 04-NIM2, Class N, 4 7/8s, 2034                                                         682,056
.........................................................................................................................
            67,364   Ser. 04-SE2N, Class Note, 5 1/2s,
                     2034                                                                                         67,310
.........................................................................................................................
           281,000   Guggenheim Structured Real Estate
                     Funding, Ltd. FRB Ser. 05-1A,
                     Class E, 5.114s, 2030
                     (Cayman Islands)                                                                            279,421
.........................................................................................................................
                     Holmes Financing PLC FRB
.........................................................................................................................
           170,000   Ser. 4, Class 3C, 4.441s, 2040
                     (United Kingdom)                                                                            172,176
.........................................................................................................................
           192,000   Ser. 8, Class 2C, 3.861s, 2040
                     (United Kingdom)                                                                            192,900
.........................................................................................................................
                     Home Equity Asset Trust 144A
.........................................................................................................................
            34,185   Ser. 02-5N, Class A, 8s, 2033                                                                34,185
.........................................................................................................................
            17,355   Ser. 03-7N, Class A, 5 1/4s, 2034                                                            17,301
.........................................................................................................................
            21,570   Ser. 04-1N, Class A, 5s, 2034                                                                21,500
.........................................................................................................................
           159,885   Ser. 04-5N, Class A, 5 1/4s, 2034                                                           159,885
.........................................................................................................................
           232,678   Ser. 05-6N, Class A, 5 1/4s, 2035                                                           232,096
.........................................................................................................................
                     LNR CDO, Ltd. 144A
.........................................................................................................................
         1,135,000   FRB Ser. 02-1A, Class FFL, 6.05s,
                     2037 (Cayman Islands)                                                                     1,135,795
.........................................................................................................................
           660,000   FRB Ser. 03-1A, Class EFL, 6.3s,
                     2036 (Cayman Islands)                                                                       711,480
.........................................................................................................................
                     Long Beach Asset Holdings Corp. NIM
                     Trust 144A
.........................................................................................................................
            64,628   Ser. 04-2, Class N1, 4.94s, 2034                                                             64,628
.........................................................................................................................
           127,744   Ser. 04-5, Class Note, 5s, 2034                                                             128,025
.........................................................................................................................
         1,046,784   Long Beach Mortgage Loan Trust
                     Ser. 04-3, Class S1, IO, 4 1/2s,
                     2006                                                                                         48,937
.........................................................................................................................
GBP        700,000   Lothian Mortgages PLC 144A FRN
                     Ser. 3A, Class D, 5.731s, 2039
                     (United Kingdom)                                                                          1,254,540
.........................................................................................................................
          $925,076   Madison Avenue Manufactured Housing
                     Contract FRB Ser. 02-A, Class B1,
                     6.564s, 2032                                                                                453,287
.........................................................................................................................
                     Master Asset Backed Securities NIM
                     Trust 144A
.........................................................................................................................
           111,000   Ser. 04-CI5, Class N2, 9s, 2034                                                             109,613
.........................................................................................................................
           101,311   Ser. 04-HE1A, Class Note, 5.191s,
                     2034                                                                                        101,615
.........................................................................................................................
           110,000   MBNA Credit Card Master Note Trust
                     FRN Ser. 03-C5, Class C5, 4.4s,
                     2010                                                                                        112,109
.........................................................................................................................
            14,376   Merrill Lynch Mortgage
                     Investors, Inc. Ser. 03-WM3N,
                     Class N1, 8s, 2034                                                                           14,376
.........................................................................................................................
                     Merrill Lynch Mortgage
                     Investors, Inc. 144A
.........................................................................................................................
            65,039   Ser. 04-FM1N, Class N1, 5s, 2035
                     (Cayman Islands)                                                                             65,018
.........................................................................................................................
            59,041   Ser. 04-HE1N, Class N1, 5s, 2006                                                             58,672
.........................................................................................................................
           134,272   Mid-State Trust Ser. 11, Class B,
                     8.221s, 2038                                                                                140,346
.........................................................................................................................
           181,000   Morgan Stanley ABS Capital I FRB
                     Ser. 04-HE8, Class B3, 6.514s, 2034                                                         186,544
.........................................................................................................................
           134,000   Morgan Stanley Auto Loan Trust 144A
                     Ser. 04-HB2, Class E, 5s, 2012                                                              129,085
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I FRB
.........................................................................................................................
            78,245   Ser. 01-NC3, Class B1, 5.764s, 2031                                                          78,260
.........................................................................................................................
            86,507   Ser. 01-NC4, Class B1, 5.814s, 2032                                                          82,624
.........................................................................................................................
            22,860   New Century Mortgage Corp. NIM
                     Trust 144A Ser. 03-B, Class Note,
                     6 1/2s, 2033                                                                                 22,895
.........................................................................................................................
            10,053   Novastar NIM Trust 144A Ser. 04-N1,
                     Class Note, 4.458s, 2034                                                                     10,053
.........................................................................................................................
                     Oakwood Mortgage Investors, Inc.
.........................................................................................................................
           169,244   Ser. 00-A, Class A2, 7.765s, 2017                                                           145,469
.........................................................................................................................
           709,000   Ser. 00-D, Class A4, 7.4s, 2030                                                             452,446
.........................................................................................................................
         1,070,505   Ser. 01-C, Class A2, 5.92s, 2017                                                            635,615
.........................................................................................................................
           525,749   Ser. 01-C, Class A4, 7.405s, 2030                                                           349,223
.........................................................................................................................
           970,943   Ser. 01-E, Class A2, 5.05s, 2019                                                            766,928
.........................................................................................................................
           180,640   Ser. 02-A, Class A2, 5.01s, 2020                                                            149,315
.........................................................................................................................
           344,000   Ser. 02-B, Class A4, 7.09s, 2032                                                            317,294
.........................................................................................................................
         1,498,472   Ser. 02-C, Class A1, 5.41s, 2032                                                          1,333,211
.........................................................................................................................
         1,096,382   Ser. 99-B, Class A4, 6.99s, 2026                                                            984,533
.........................................................................................................................
         1,006,168   Ser. 99-D, Class A1, 7.84s, 2029                                                            951,171
.........................................................................................................................
           225,859   Oakwood Mortgage Investors, Inc.
                     144A Ser. 01-B, Class A4, 7.21s,
                     2030                                                                                        213,923
.........................................................................................................................
           377,000   Ocean Star PLC 144A FRB Ser. 04-A,
                     Class E, 9 3/4s, 2018 (Ireland)                                                             377,000
.........................................................................................................................
             1,246   Option One Mortgage
                     Securities Corp. NIM Trust 144A
                     Ser. 03-5, Class Note, 6.9s, 2033                                                             1,252
.........................................................................................................................
            56,000   Park Place Securities NIM Trust
                     144A Ser. 04-WCW2, Class D, 7.387s,
                     2034 (Cayman Islands)                                                                        56,213
.........................................................................................................................
            29,996   Pass-Through Amortizing Credit Card
                     Trust Ser. 02-1A, Class A4FL,
                     8.59s, 2012                                                                                  30,059
.........................................................................................................................
            80,000   People's Choice Net Interest Margin
                     Note 144A Ser. 04-2, Class B, 5s,
                     2034                                                                                         72,480
.........................................................................................................................
                     Permanent Financing PLC FRB
.........................................................................................................................
           170,000   Ser. 1, Class 3C, 4.579s, 2042
                     (United Kingdom)                                                                            171,632
.........................................................................................................................
           280,000   Ser. 3, Class 3C, 4.529s, 2042
                     (United Kingdom)                                                                            285,217
.........................................................................................................................
GBP        686,000   Ser. 6, Class 3C, 5.54s, 2042
                     (United Kingdom)                                                                          1,234,121
.........................................................................................................................
        $1,078,000   Providian Gateway Master Trust
                     Ser. 02, Class B, Principal Only
                     (PO), zero %, 2006                                                                        1,049,455
.........................................................................................................................
         1,382,321   Residential Asset Mortgage
                     Products, Inc. Ser. 03-RZ1,
                     Class A, IO, 5 3/4s, 2005                                                                       198
.........................................................................................................................
           251,193   Residential Asset Securities Corp.
                     144A Ser. 04-N10B, Class A1, 5s,
                     2034                                                                                        250,211
.........................................................................................................................
           100,000   Residential Mortgage Securities
                     144A FRB Ser. 20A, Class B1A,
                     5.766s, 2038 (United Kingdom)                                                               176,980
.........................................................................................................................
           105,972   Rural Housing Trust Ser. 87-1,
                     Class D, 6.33s, 2026                                                                        107,926
.........................................................................................................................
                     SAIL Net Interest Margin Notes 144A
.........................................................................................................................
           108,796   Ser. 03-10A, Class A, 7 1/2s, 2033
                     (Cayman Islands)                                                                            109,732
.........................................................................................................................
             8,665   Ser. 03-13A, Class A, 6 3/4s, 2033
                     (Cayman Islands)                                                                              8,725
.........................................................................................................................
            23,431   Ser. 03-3, Class A, 7 3/4s, 2033
                     (Cayman Islands)                                                                             23,570
.........................................................................................................................
             6,915   Ser. 03-4, Class A, 7 1/2s, 2033
                     (Cayman Islands)                                                                              6,953
.........................................................................................................................
            43,386   Ser. 03-5, Class A, 7.35s, 2033
                     (Cayman Islands)                                                                             42,657
.........................................................................................................................
            12,796   Ser. 03-6A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             12,862
.........................................................................................................................
            49,687   Ser. 03-7A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             49,200
.........................................................................................................................
            13,305   Ser. 03-8A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             13,391
.........................................................................................................................
            30,171   Ser. 03-9A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             30,180
.........................................................................................................................
            76,279   Ser. 03-BC2A, Class A, 7 3/4s, 2033
                     (Cayman Islands)                                                                             75,532
.........................................................................................................................
           336,943   Ser. 04-10A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            337,044
.........................................................................................................................
           180,612   Ser. 04-2A, Class A, 5 1/2s, 2034
                     (Cayman Islands)                                                                            180,648
.........................................................................................................................
           181,950   Ser. 04-4A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            181,987
.........................................................................................................................
           132,706   Ser. 04-7A, Class A, 4 3/4s, 2034
                     (Cayman Islands)                                                                            132,573
.........................................................................................................................
            41,532   Ser. 04-7A, Class B, 6 3/4s, 2034
                     (Cayman Islands)                                                                             40,461
.........................................................................................................................
           120,364   Ser. 04-8A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            120,401
.........................................................................................................................
           136,470   Ser. 04-8A, Class B, 6 3/4s, 2034
                     (Cayman Islands)                                                                            134,819
.........................................................................................................................
           137,004   Ser. 04-AA, Class A, 4 1/2s, 2034
                     (Cayman Islands)                                                                            136,634
.........................................................................................................................
                     Sasco Net Interest Margin Trust 144A
.........................................................................................................................
           233,686   Ser. 03-BC1, Class B, zero %, 2033
                     (Cayman Islands)                                                                            105,159
.........................................................................................................................
                     Sasco Net Interest Margin Trust 144A
.........................................................................................................................
           362,335   Ser. 05-WF1A, Class A, 4 3/4s, 2035                                                         363,169
.........................................................................................................................
               136   Saxon Net Interest Margin Trust
                     144A Ser. 03-A, Class A, 6.656s,
                     2033                                                                                            136
.........................................................................................................................
                     Sharps SP I, LLC Net Interest
                     Margin Trust 144A
.........................................................................................................................
            21,548   Ser. 03-0P1N, Class NA, 4.45s, 2033                                                          21,548
.........................................................................................................................
             6,014   Ser. 03-HS1N, Class N, 7.48s, 2033                                                            6,022
.........................................................................................................................
             5,977   Ser. 03-TC1N, Class N, 7.45s, 2033                                                            5,977
.........................................................................................................................
             7,643   Ser. 04-FM1N, Class N, 6.16s, 2033                                                            7,674
.........................................................................................................................
            53,581   Ser. 04-HE2N, Class NA, 5.43s, 2034                                                          53,447
.........................................................................................................................
            15,456   Ser. 04-HS1N, Class Note, 5.92s,
                     2034                                                                                         15,456
.........................................................................................................................
           120,000   South Coast Funding 144A FRB
                     Ser. 3A, Class A2, 4.43s, 2038
                     (Cayman Islands)                                                                            120,312
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
            40,562   Ser. 03-BC1A, Class A, 7 3/4s, 2033
                     (Cayman Islands)                                                                             40,919
.........................................................................................................................
           815,329   Ser. 03-BC8, Class A, IO, 6s, 2005                                                            7,447
.........................................................................................................................
         7,518,120   Ser. 04-1, Class A, IO, 6s, 2005                                                             31,248
.........................................................................................................................
           395,000   TIAA Real Estate CD0, Ltd.
                     Ser. 03-1A, Class E, 8s, 2038
                     (Cayman Islands)                                                                            387,922
.........................................................................................................................
           351,000   TIAA Real Estate CD0, Ltd. 144A
                     Ser. 02-1A, Class IV, 6.84s, 2037
                     (Cayman Islands)                                                                            339,941
.........................................................................................................................
                     Wells Fargo Home Equity Trust 144A Ser. 04-2
.........................................................................................................................
           463,904   Class N1, 4.45s, 2034 (Cayman Islands)                                                      463,876
.........................................................................................................................
           168,000   Class N2, 8s, 2034 (Cayman Islands)                                                         162,960
.........................................................................................................................
                     Whole Auto Loan Trust 144A
.........................................................................................................................
           286,942   Ser. 03-1, Class D, 6s, 2010                                                                287,260
.........................................................................................................................
           335,000   Ser. 04-1, Class D, 5.6s, 2011                                                              334,267
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $53,543,486)                                                                      $53,011,695
------------------------------------------------------------------------------------------------------------------------
SENIOR LOANS (7.2%) (a) (c)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (0.7%)
.........................................................................................................................
          $136,882   Graphic Packaging Corp. bank term
                     loan FRN Ser. C, 5.506s, 2010                                                              $138,821
.........................................................................................................................
           172,813   Hercules, Inc. bank term loan FRN
                     Ser. B, 4.872s, 2010                                                                        174,281
.........................................................................................................................
           125,306   Koch Cellulose, LLC bank term loan
                     FRN Ser. B, 5.09s, 2011                                                                     126,298
.........................................................................................................................
            24,376   Koch Cellulose, LLC bank term loan
                     FRN Ser. C, 4.6s, 2011                                                                       24,569
.........................................................................................................................
           214,449   Nalco Co. bank term loan FRN
                     Ser. B, 5.389s, 2010                                                                        217,632
.........................................................................................................................
           316,198   Novelis, Inc. bank term loan FRN
                     4.96s, 2012 (Canada)                                                                        319,360
.........................................................................................................................
           549,186   Novelis, Inc. bank term loan FRN
                     Ser. B, 4.96s, 2012 (Canada)                                                                554,678
.........................................................................................................................
         1,750,000   Rockwood Specialties Group, Inc.
                     bank term loan FRN Ser. D, 5.43s,
                     2012                                                                                      1,772,239
.........................................................................................................................
           143,346   SGL Carbon AG bank term loan FRN
                     5.991s, 2009 (Germany)                                                                      144,063
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,471,941
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.8%)
.........................................................................................................................
           270,270   Allied Waste Industries, Inc. bank
                     term loan FRN Ser. A, 2.01s, 2012                                                           270,758
.........................................................................................................................
           708,091   Allied Waste Industries, Inc. bank
                     term loan FRN Ser. B, 5.373s, 2012                                                          709,298
.........................................................................................................................
           180,644   Amsted Industries, Inc. bank term
                     loan FRN 5.909s, 2010                                                                       182,450
.........................................................................................................................
            64,596   Flowserve Corp. bank term loan FRN
                     Ser. C, 5.929s, 2009                                                                         65,377
.........................................................................................................................
         1,192,222   Hexcel Corp. bank term loan FRN
                     Ser. B, 5.913s, 2012                                                                      1,201,164
.........................................................................................................................
            98,067   Invensys, PLC bank term loan FRN
                     Ser. B-1, 6.881s, 2009
                     (United Kingdom)                                                                             99,538
.........................................................................................................................
           392,187   Mueller Group, Inc. bank term loan
                     FRN 5.888s, 2011                                                                            394,148
.........................................................................................................................
           123,438   Solo Cup Co. bank term loan FRN
                     5.078s, 2011                                                                                124,394
.........................................................................................................................
           100,000   Terex Corp. bank term loan FRN
                     4.89s, 2009                                                                                 101,042
.........................................................................................................................
           550,000   Terex Corp. bank term loan FRN
                     Ser. C, 5.39s, 2009                                                                         556,188
.........................................................................................................................
           348,237   Transdigm, Inc. bank term loan FRN
                     Ser. C, 5.3s, 2010                                                                          351,502
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,055,859
------------------------------------------------------------------------------------------------------------------------
Communication Services (0.3%)
.........................................................................................................................
            49,375   Consolidated Communications
                     Holdings bank term loan FRN Ser. C,
                     5.682s, 2012                                                                                 49,622
.........................................................................................................................
            35,000   Consolidated Communications
                     Holdings bank term loan FRN Ser. D,
                     5.682s, 2011                                                                                 35,175
.........................................................................................................................
            69,473   PanAmSat Corp. bank term loan FRN
                     Ser. B1, 5.31s, 2010                                                                         70,492
.........................................................................................................................
            65,000   Qwest Communications
                     International, Inc. bank term loan
                     FRN Ser. A, 7.39s, 2007                                                                      66,920
.........................................................................................................................
           149,248   SBA Communications Corp. bank term
                     loan FRN Ser. C, 5.549s, 2008                                                               149,994
.........................................................................................................................
           398,997   Syniverse Holdings, Inc. bank term
                     loan FRN Ser. B, 5.059s, 2012                                                               398,997
.........................................................................................................................
           980,000   Valor Telecommunications
                     Enterprises LLC/Finance Corp. bank
                     term loan FRN Ser. B, 5.1s, 2012                                                            991,178
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,762,378
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.6%)
.........................................................................................................................
           122,714   Coinmach Corp. bank term loan FRN
                     Ser. B, 6 1/8s, 2009                                                                        124,095
.........................................................................................................................
           152,822   Dex Media West, LLC/Dex Media
                     Finance Co. bank term loan FRN
                     Ser. B, 4.855s, 2010                                                                        153,883
.........................................................................................................................
           175,000   Goodyear Tire & Rubber Co. (The)
                     bank term loan FRN 5.89s, 2010                                                              174,625
.........................................................................................................................
           118,541   Hayes Lemmerz International, Inc.
                     bank term loan FRN 6.565s, 2009                                                             119,282
.........................................................................................................................
           525,000   IESI Corp. bank term loan FRN
                     Ser. B, 5.176s, 2011                                                                        527,625
.........................................................................................................................
           800,000   Jostens IH Corp. bank term loan FRN
                     Ser. C, 5.19s, 2010                                                                         810,666
.........................................................................................................................
           400,000   Journal Register Co. bank term loan
                     FRN Ser. B, 4.666s, 2012                                                                    401,000
.........................................................................................................................
           162,148   Lamar Media Corp. bank term loan
                     FRN Ser. D, 5.062s, 2010                                                                    163,689
.........................................................................................................................
            50,000   Landsource, Inc. bank term loan FRN
                     Ser. B, 5 5/8s, 2010                                                                         50,063
.........................................................................................................................
           300,255   Masonite International Corp. bank
                     term loan FRN Ser. B, 5.209s, 2013
                     (Canada)                                                                                    299,588
.........................................................................................................................
           299,745   Masonite International Corp. bank
                     term loan FRN 5.209s, 2013 (Canada)                                                         299,079
.........................................................................................................................
           300,000   Movie Gallery, Inc. bank term loan
                     FRN Ser. B, 6.14s, 2011                                                                     303,000
.........................................................................................................................
           150,000   Penn National Gaming, Inc. bank
                     term loan FRN Ser. B, 5.12s, 2012                                                           152,009
.........................................................................................................................
           109,575   PRIMEDIA, Inc. bank term loan FRN
                     Ser. B, 5 7/8s, 2009                                                                        109,483
.........................................................................................................................
           214,201   R.H. Donnelley Finance Corp. bank
                     term loan FRN Ser. D, 5.054s, 2011                                                          216,142
.........................................................................................................................
         1,500,000   Raycom Media, Inc. bank term loan
                     FRN Ser. B, 5 1/8s, 2012                                                                  1,507,500
.........................................................................................................................
           392,717   Resorts International Hotel and
                     Casino, Inc. bank term loan FRN
                     Ser. B, 5.56s, 2012                                                                         397,429
.........................................................................................................................
            78,627   Sealy Mattress Co. bank term loan
                     FRN Ser. D, 4.99s, 2012                                                                      78,922
.........................................................................................................................
           961,775   TransWestern Publishing/TWP Cap
                     bank term loan FRN Ser. B, 5.464s,
                     2011                                                                                        963,879
.........................................................................................................................
           125,000   Trump Hotel & Casino Resort, Inc.
                     bank term loan FRN Ser. B, 5.59s,
                     2012                                                                                        126,250
.........................................................................................................................
           125,000   Trump Hotel & Casino Resort, Inc.
                     bank term loan FRN Ser. DD, 5.62s,
                     2012 (U)                                                                                    126,250
.........................................................................................................................
           424,405   TRW Automotive, Inc. bank term loan
                     FRN Ser. B, 4 3/8s, 2010                                                                    425,239
.........................................................................................................................
           854,986   Venetian Casino Resort, LLC bank
                     term loan FRN Ser. B, 4.81s, 2011                                                           862,772
.........................................................................................................................
           176,286   Venetian Casino Resort, LLC bank
                     term loan FRN Ser. DD, 4.314s, 2011
                     (U)                                                                                         177,388
.........................................................................................................................
           100,000   William Carter Holdings Co. (The)
                     bank term loan FRN Ser. B, 4.87s,
                     2012                                                                                        101,250
.........................................................................................................................
           137,500   WRC Media Corp. bank term loan FRN
                     8.101s, 2009                                                                                137,156
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,808,264
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (1.7%)
.........................................................................................................................
            87,293   AMF Bowling Worldwide bank term
                     loan FRN Ser. B, 6.351s, 2009                                                                87,675
.........................................................................................................................
           900,000   Century Cable Holdings bank term
                     loan FRN 8s, 2009                                                                           889,071
.........................................................................................................................
           545,368   Charter PLC bank term loan FRN
                     Ser. B, 6.44s, 2011
                     (United Kingdom)                                                                            541,473
.........................................................................................................................
           830,833   Constellation Brands, Inc. bank
                     term loan FRN Ser. B, 4.991s, 2011                                                          838,103
.........................................................................................................................
           433,333   DirecTV Holdings, LLC bank term
                     loan FRN Ser. B, 4.59s, 2013                                                                434,597
.........................................................................................................................
           124,700   Dole Food Co., Inc. bank term loan
                     FRN Ser. B, 4.978s, 2012                                                                    125,480
.........................................................................................................................
            69,125   Insight Midwest LP/Insight
                     Capital, Inc. bank term loan FRN
                     5 3/4s, 2009                                                                                 69,764
.........................................................................................................................
           149,621   Jack-in-the-Box, Inc. bank term
                     loan FRN 4.946s, 2008                                                                       150,930
.........................................................................................................................
           250,000   Loews Cineplex Entertainment Corp.
                     bank term loan FRN Ser. B, 5.414s,
                     2011                                                                                        250,573
.........................................................................................................................
           995,000   Mediacom Communications Corp. bank
                     term loan FRN Ser. B, 5.458s, 2012                                                        1,004,173
.........................................................................................................................
           700,000   MGM Studios, Inc. bank term loan
                     FRN Ser. B, 5.38s, 2011                                                                     702,013
.........................................................................................................................
           440,000   Olympus Cable Holdings, LLC bank
                     term loan FRN Ser. B, 7 3/4s, 2010                                                          434,421
.........................................................................................................................
           994,962   Regal Cinemas, Inc. bank term loan
                     FRN Ser. B, 4.843s, 2010                                                                  1,002,839
.........................................................................................................................
           118,148   Roundy's bank term loan FRN Ser. B,
                     5.271s, 2009                                                                                119,034
.........................................................................................................................
           333,407   Six Flags, Inc. bank term loan FRN
                     Ser. B, 5.927s, 2009                                                                        336,810
.........................................................................................................................
           698,250   Spectrum Brandd, Inc. bank term
                     loan FRN Ser. B, 5.18s, 2013                                                                705,524
.........................................................................................................................
           152,041   Sun Media Corp. bank term loan FRN
                     Ser. B, 5.19s, 2009 (Canada)                                                                153,625
.........................................................................................................................
           497,500   Universal City Development bank
                     term loan FRN Ser. B, 5.222s, 2011                                                          501,646
.........................................................................................................................
           297,125   Warner Music Group bank term loan
                     FRN Ser. B, 5.327s, 2011                                                                    298,797
.........................................................................................................................
           250,000   Young Broadcasting, Inc. bank term
                     loan FRN Ser. B, 5.638s, 2012                                                               252,083
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,898,631
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
.........................................................................................................................
           150,000   Dresser, Inc. bank term loan FRN
                     6.91s, 2010                                                                                 152,625
.........................................................................................................................
           250,000   Kerr-McGee Corp. bank term loan FRN
                     Ser. B, 5.79s, 2011                                                                         253,681
.........................................................................................................................
            87,455   Magellan Midstream Holdings bank
                     term loan FRN Ser. B, 5.09s, 2011                                                            87,455
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 493,761
------------------------------------------------------------------------------------------------------------------------
Financial (0.5%)
.........................................................................................................................
           925,000   Fidelity National Information
                     Solutions bank term loan FRN
                     Ser. B, 4.84s, 2013                                                                         920,665
.........................................................................................................................
           677,853   General Growth Properties, Inc.
                     bank term loan FRN Ser. A, 5.34s,
                     2007 (R)                                                                                    681,242
.........................................................................................................................
           696,684   General Growth Properties, Inc.
                     bank term loan FRN Ser. B, 5.34s,
                     2008 (R)                                                                                    701,507
.........................................................................................................................
           216,301   Hilb, Rogal & Hamilton Co. bank
                     term loan FRN Ser. B, 5 3/8s, 2011                                                          217,788
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,521,202
------------------------------------------------------------------------------------------------------------------------
Health Care (0.6%)
.........................................................................................................................
           200,000   Alderwoods Group, Inc. bank term
                     loan FRN 5.283s, 2009 (Canada)                                                              202,250
.........................................................................................................................
           122,813   Beverly Enterprises, Inc. bank term
                     loan FRN 5.649s, 2008                                                                       123,120
.........................................................................................................................
           248,873   Community Health Systems, Inc. bank
                     term loan FRN Ser. B, 4.64s, 2011                                                           251,310
.........................................................................................................................
           181,235   Concentra bank term loan FRN
                     6.009s, 2009                                                                                182,594
.........................................................................................................................
           450,000   DaVita, Inc. bank term loan FRN
                     Ser. B, 5.37s, 2012                                                                         455,485
.........................................................................................................................
           371,121   Express Scripts, Inc. bank term
                     loan FRN Ser. B, 4.768s, 2010                                                               373,904
.........................................................................................................................
            99,000   Fisher Scientific
                     International, Inc. bank term loan
                     FRN Ser. B, 4.593s, 2011                                                                     99,650
.........................................................................................................................
            98,250   Hanger Orthopedic Group, Inc. bank
                     term loan FRN 6.593s, 2009                                                                   98,987
.........................................................................................................................
            84,971   Kinetic Concepts, Inc. bank term
                     loan FRN Ser. B, 4.85s, 2011                                                                 85,714
.........................................................................................................................
           495,000   LifePoint, Inc. bank term loan FRN
                     Ser. B, 4.715s, 2012                                                                        495,124
.........................................................................................................................
           100,000   Veterinary Centers of America bank
                     term loan FRN Ser. B, 4 3/4s, 2011                                                          100,250
.........................................................................................................................
           544,546   Warner Chilcott Corp. bank term
                     loan FRN Ser. B, 5.989s, 2012                                                               545,226
.........................................................................................................................
            22,082   Warner Chilcott Corp. bank term
                     loan FRN Ser. B, 5.901s, 2012 (U)                                                            22,143
.........................................................................................................................
           219,425   Warner Chilcott Corp. bank term
                     loan FRN Ser. C, 5.84s, 2012                                                                219,700
.........................................................................................................................
           101,368   Warner Chilcott Corp. bank term
                     loan FRN Ser. D, 5.84s, 2012                                                                101,470
.........................................................................................................................
           110,410   Warner Chilcott Corp. bank term
                     loan FRN Ser. DD, 5.314s, 2012 (U)                                                          110,548
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,467,475
------------------------------------------------------------------------------------------------------------------------
Technology (0.4%)
.........................................................................................................................
           349,125   AMI Semiconductor, Inc. bank term
                     loan FRN 4.64s, 2012                                                                        350,434
.........................................................................................................................
         1,492,500   Iron Mountain, Inc. bank term loan
                     FRN 4.903s, 2011                                                                          1,501,206
.........................................................................................................................
           386,207   UGS Corp. bank term loan FRN
                     Ser. C, 5.09s, 2012                                                                         389,586
.........................................................................................................................
           150,000   Xerox Corp. bank term loan FRN
                     4.82s, 2008                                                                                 151,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,392,226
------------------------------------------------------------------------------------------------------------------------
Transportation (--%)
.........................................................................................................................
            88,529   Pacer International, Inc. bank term
                     loan FRN 5.403s, 2010                                                                        89,193
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (0.5%)
.........................................................................................................................
           608,608   El Paso Corp. bank term loan FRN
                     Ser. B, 5 7/8s, 2009                                                                        612,031
.........................................................................................................................
           159,000   El Paso Corp. bank term loan FRN
                     Ser. C, 5.62s, 2009                                                                         159,795
.........................................................................................................................
           744,797   NRG Energy, Inc. bank term loan FRN
                     2.993s, 2011                                                                                749,918
.........................................................................................................................
           952,809   NRG Energy, Inc. bank term loan FRN
                     Ser. B, 5.253s, 2011                                                                        959,318
.........................................................................................................................
            98,008   Williams Cos., Inc. (The) bank term
                     loan FRN Ser. C, 5.59s, 2007                                                                 98,865
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,579,927
------------------------------------------------------------------------------------------------------------------------
                     Total Senior Loans (cost $37,905,782)                                                   $38,540,857
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Banc of America Commercial
                     Mortgage, Inc. 144A Ser. 01-1
.........................................................................................................................
          $125,000   Class J, 6 1/8s, 2036                                                                      $125,129
.........................................................................................................................
           282,000   Class K, 6 1/8s, 2036                                                                       215,815
.........................................................................................................................
                     Banc of America Large Loan 144A FRB
.........................................................................................................................
           111,000   Ser. 02-FL2A, Class L1, 6.16s, 2014                                                         111,006
.........................................................................................................................
           100,000   Ser. 05-BOCA, Class M, 5.32s, 2016                                                          100,492
.........................................................................................................................
           193,000   Ser. 05-BOCA, Class L, 4.92s, 2016                                                          193,679
.........................................................................................................................
           100,000   Ser. 05-BOCA, Class K, 4.57s, 2016                                                          100,353
.........................................................................................................................
           189,000   Bear Stearns Commercial Mortgage
                     Securitization Corp. Ser. 00-WF2,
                     Class F, 8.453s, 2032                                                                       225,871
.........................................................................................................................
           280,000   Bear Stearns Commercial Mortgage
                     Securitization Corp. 144A
                     Ser. 04-ESA, Class K, 5.716s, 2016                                                          280,000
.........................................................................................................................
GBP        353,225   Broadgate Financing PLC FRB Ser. D,
                     5.766s, 2023 (United Kingdom)                                                               631,341
.........................................................................................................................
          $579,000   Commercial Mortgage Pass-Through
                     Certificates 144A Ser. 01-FL4A,
                     Class D, 4.07s, 2013                                                                        579,000
.........................................................................................................................
                     CS First Boston Mortgage
                     Securities Corp. 144A
.........................................................................................................................
           292,000   FRB Ser. 03-TF2A, Class L, 7.22s,
                     2014                                                                                        291,156
.........................................................................................................................
           534,000   FRB Ser. 05-TFLA, Class L, 5.07s,
                     2020                                                                                        533,998
.........................................................................................................................
           142,000   FRB Ser. 05-TFLA, Class K, 4.52s,
                     2020                                                                                        142,000
.........................................................................................................................
           758,000   Ser. 98-C1, Class F, 6s, 2040                                                               619,795
.........................................................................................................................
           275,000   Ser. 02-CP5, Class M, 5 1/4s, 2035                                                          210,678
.........................................................................................................................
        18,615,990   Deutsche Mortgage & Asset
                     Receiving Corp. Ser. 98-C1,
                     Class X, IO, 1.061s, 2031                                                                   423,223
.........................................................................................................................
                     DLJ Commercial Mortgage Corp. Ser. 98-CF2
.........................................................................................................................
           226,150   Class B4, 6.04s, 2031                                                                       227,189
.........................................................................................................................
           723,280   Class B5, 5.95s, 2031                                                                       522,270
.........................................................................................................................
                     DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1
.........................................................................................................................
           212,000   Class B2, 8.16s, 2030                                                                       127,200
.........................................................................................................................
           206,000   Class B1, 7.91s, 2030                                                                       219,700
.........................................................................................................................
GBP        286,216   European Loan Conduit FRN Ser. 6X,
                     Class E, 6.683s, 2010
                     (United Kingdom)                                                                            517,830
.........................................................................................................................
GBP        105,650   European Loan Conduit 144A FRN
                     Ser. 6A, Class F, 7.183s, 2010
                     (United Kingdom)                                                                            191,619
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
          $250,996   IFB Ser. 02-36, Class SJ, 11.839s,
                     2029                                                                                        259,532
.........................................................................................................................
           543,821   IFB Ser. 02-36, Class QH, IO,
                     4.736s, 2029                                                                                 16,001
.........................................................................................................................
            85,721   Ser. 98-51, Class SG, IO, 24.12s,
                     2022                                                                                         42,573
.........................................................................................................................
               464   Ser. 92-15, Class L, IO, 10.38s,
                     2022                                                                                          4,351
.........................................................................................................................
           454,679   Ser. 04-W8, Class 3A, 7 1/2s, 2044                                                          488,210
.........................................................................................................................
           376,384   Ser. 04-T2, Class 1A4, 7 1/2s, 2043                                                         404,665
.........................................................................................................................
           127,480   Ser. 03-W4, Class 4A, 7 1/2s, 2042                                                          136,067
.........................................................................................................................
           307,235   Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                         328,824
.........................................................................................................................
             3,717   Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                           3,980
.........................................................................................................................
               405   Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                              431
.........................................................................................................................
             2,222   Ser. 02-14, Class A2, 7 1/2s, 2042                                                            2,374
.........................................................................................................................
           361,148   Ser. 01-T10, Class A2, 7 1/2s, 2041                                                         385,073
.........................................................................................................................
             1,240   Ser. 02-T4, Class A3, 7 1/2s, 2041                                                            1,323
.........................................................................................................................
             2,527   Ser. 01-T8, Class A1, 7 1/2s, 2041                                                            2,690
.........................................................................................................................
         1,417,461   Ser. 01-T7, Class A1, 7 1/2s, 2041                                                        1,507,618
.........................................................................................................................
           214,062   Ser. 01-T3, Class A1, 7 1/2s, 2040                                                          227,810
.........................................................................................................................
           662,829   Ser. 01-T1, Class A1, 7 1/2s, 2040                                                          707,107
.........................................................................................................................
           273,041   Ser. 99-T2, Class A1, 7 1/2s, 2039                                                          291,967
.........................................................................................................................
           134,010   Ser. 00-T6, Class A1, 7 1/2s, 2030                                                          142,533
.........................................................................................................................
           213,225   Ser. 02-W7, Class A5, 7 1/2s, 2029                                                          228,096
.........................................................................................................................
           635,154   Ser. 01-T4, Class A1, 7 1/2s, 2028                                                          682,411
.........................................................................................................................
               796   Ser. 02-W3, Class A5, 7 1/2s, 2028                                                              851
.........................................................................................................................
           668,749   Ser. 03-58, Class ID, IO, 6s, 2033                                                          103,255
.........................................................................................................................
           587,557   Ser. 03-26, Class IG, IO, 6s, 2033                                                           76,403
.........................................................................................................................
           532,918   Ser. 322, Class 2, IO, 6s, 2032                                                              88,003
.........................................................................................................................
           709,881   Ser. 318, Class 2, IO, 6s, 2032                                                             117,003
.........................................................................................................................
         1,097,771   Ser. 350, Class 2, IO, 5 1/2s, 2034                                                         188,843
.........................................................................................................................
         3,873,847   Ser. 338, Class 2, IO, 5 1/2s, 2033                                                         680,829
.........................................................................................................................
         1,110,744   Ser. 333, Class 2, IO, 5 1/2s, 2033                                                         195,720
.........................................................................................................................
         2,862,202   Ser. 329, Class 2, IO, 5 1/2s, 2033                                                         501,772
.........................................................................................................................
         1,865,974   Ser. 03-37, Class IC, IO, 5 1/2s,
                     2027                                                                                        157,733
.........................................................................................................................
           134,194   Ser. 03-6, Class IB, IO, 5 1/2s,
                     2022                                                                                            882
.........................................................................................................................
           965,153   Ser. 03-118, Class S, IO, 4.786s,
                     2033                                                                                         95,912
.........................................................................................................................
         5,497,600   Ser. 03-W10, Class 1A, IO, 1.468s,
                     2043                                                                                        106,516
.........................................................................................................................
         6,553,815   Ser. 03-W10, Class 3A, IO, 1.448s,
                     2043                                                                                        135,172
.........................................................................................................................
         3,436,265   Ser. 03-W17, Class 12, IO, 1.156s,
                     2033                                                                                         97,681
.........................................................................................................................
         5,946,588   Ser. 00-T6, IO, 0.763s, 2030                                                                 85,482
.........................................................................................................................
         9,628,760   Ser. 02-T18, IO, 0.521s, 2042                                                               114,441
.........................................................................................................................
           106,630   Ser. 99-51, Class N, PO, zero %,
                     2029                                                                                         91,352
.........................................................................................................................
            32,758   Ser. 99-52, Class MO, PO, zero %,
                     2026                                                                                         31,410
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
             5,103   Ser. T-58, Class 4A, 7 1/2s, 2043                                                             5,450
.........................................................................................................................
           197,841   Ser. T-41, Class 3A, 7 1/2s, 2032                                                           210,805
.........................................................................................................................
         2,867,049   Ser. T-57, Class 1AX, IO, 0.448s,
                     2043                                                                                         27,672
.........................................................................................................................
         9,347,644   FFCA Secured Lending Corp.
                     Ser. 00-1, Class X, IO, 1.511s,
                     2020                                                                                        602,848
.........................................................................................................................
           351,000   First Union Commercial Mortgage
                     Trust 144A Ser. 99-C1, Class G,
                     5.35s, 2035                                                                                 230,015
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           380,690   IFB Ser. 2763, Class SC, 15.72s,
                     2032                                                                                        433,621
.........................................................................................................................
         2,063,924   Ser. 216, IO, 6s, 2032                                                                      329,859
.........................................................................................................................
           881,147   Ser. 226, IO, 5 1/2s, 2034                                                                  158,549
.........................................................................................................................
         1,209,000   Ser. 2515, Class IG, IO, 5 1/2s,
                     2032                                                                                        236,561
.........................................................................................................................
           578,501   Ser. 2626, Class IK, IO, 5 1/2s,
                     2030                                                                                         83,663
.........................................................................................................................
           622,000   Ser. 2590, Class IH, IO, 5 1/2s,
                     2028                                                                                         96,410
.........................................................................................................................
           428,832   Ser. 2833, Class IK, IO, 5 1/2s,
                     2023                                                                                         48,501
.........................................................................................................................
           230,142   Ser. 215, PO, zero %, 2031                                                                  209,557
.........................................................................................................................
           223,321   Ser. 2235, PO, zero %, 2030                                                                 195,755
.........................................................................................................................
                     GE Capital Commercial
                     Mortgage Corp. 144A Ser. 00-1
.........................................................................................................................
           468,000   Class G, 6.131s, 2033                                                                       431,064
.........................................................................................................................
           290,000   Class H, 6.131s, 2033                                                                       187,129
.........................................................................................................................
           418,345   GMAC Commercial Mortgage
                     Securities, Inc. 144A Ser. 99-C3,
                     Class G, 6.974s, 2036                                                                       338,619
.........................................................................................................................
                     Government National Mortgage
                     Association
.........................................................................................................................
            71,700   Ser. 01-43, Class SJ, IO, 4.34s,
                     2029                                                                                            247
.........................................................................................................................
           400,847   Ser. 99-31, Class MP, PO, zero %,
                     2029                                                                                        355,950
.........................................................................................................................
           104,175   Ser. 98-2, Class EA, PO, zero %,
                     2028                                                                                         89,135
.........................................................................................................................
           178,000   GS Mortgage Securities Corp. II
                     144A FRB Ser. 03-FL6A, Class L,
                     6.47s, 2015                                                                                 179,001
.........................................................................................................................
                     LB Commercial Conduit Mortgage
                     Trust 144A
.........................................................................................................................
           199,915   Ser. 99-C1, Class G, 6.41s, 2031                                                            194,822
.........................................................................................................................
           758,000   Ser. 98-C4, Class J, 5.6s, 2035                                                             561,186
.........................................................................................................................
           567,000   Lehman Brothers Floating Rate
                     Commercial Mortgage Trust 144A FRB
                     Ser. 03-LLFA, Class L, 6.966s, 2014                                                         550,499
.........................................................................................................................
                     Mach One Commercial Mortgage Trust
                     144A Ser. 04-1A
.........................................................................................................................
           463,000   Class J, 5.45s, 2040                                                                        389,897
.........................................................................................................................
           167,000   Class K, 5.45s, 2040                                                                        139,047
.........................................................................................................................
            76,000   Class L, 5.45s, 2040                                                                         56,789
.........................................................................................................................
         5,330,952   Merrill Lynch Mortgage
                     Investors, Inc. Ser. 96-C2,
                     Class JS, IO, 2.53s, 2028                                                                   217,403
.........................................................................................................................
         1,380,000   Morgan Stanley Capital I 144A
                     Ser. 04-RR, Class F7, 6s, 2039                                                              996,318
.........................................................................................................................
         2,919,801   Mortgage Capital Funding, Inc.
                     Ser. 97-MC2, Class X, IO, 1.465s,
                     2012                                                                                         59,724
.........................................................................................................................
           433,000   Permanent Financing PLC FRB Ser. 8,
                     Class 2C, 3.818s, 2042
                     (United Kingdom)                                                                            433,000
.........................................................................................................................
           157,000   PNC Mortgage Acceptance Corp. 144A
                     Ser. 00-C1, Class J, 6 5/8s, 2010                                                           150,919
.........................................................................................................................
GBP        347,816   Quick Star PLC FRN Class 1-D,
                     5.831s, 2011 (United Kingdom)                                                               623,356
.........................................................................................................................
          $548,937   QUIZNOS 144A Ser. 05-1, 7.3s, 2025                                                          550,887
.........................................................................................................................
                     Starwood Asset Receivables Trust
                     144A FRB Ser. 03-1A
.........................................................................................................................
           149,724   Class F, 4.414s, 2022                                                                       149,814
.........................................................................................................................
           190,558   Class E, 4.364s, 2022                                                                       190,672
.........................................................................................................................
                     STRIPS 144A
.........................................................................................................................
           133,000   Ser. 03-1A, Class M, 5s, 2018
                     (Cayman Islands)                                                                            112,608
.........................................................................................................................
           158,000   Ser. 03-1A, Class N, 5s, 2018
                     (Cayman Islands)                                                                            120,554
.........................................................................................................................
           143,000   Ser. 04-1A, Class M, 5s, 2018
                     (Cayman Islands)                                                                            121,075
.........................................................................................................................
           137,000   Ser. 04-1A, Class N, 5s, 2018
                     (Cayman Islands)                                                                            105,843
.........................................................................................................................
                     Titan Europe PLC 144A FRN Ser. 04-2A
.........................................................................................................................
EUR        306,000   Class D, 3.044s, 2014 (Ireland)                                                             370,413
.........................................................................................................................
EUR        383,000   Class C, 2.634s, 2014 (Ireland)                                                             463,622
.........................................................................................................................
          $363,000   Wachovia Bank Commercial Mortgage
                     Trust 144A FRB Ser. 05-WL5A,
                     Class L, 6.52s, 2018                                                                        359,421
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage Obligations
                     (cost $28,121,868)                                                                      $26,690,520
------------------------------------------------------------------------------------------------------------------------
BRADY BONDS (0.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,239,428   Brazil (Federal Republic of) FRB
                     Ser. 18 YR, 4.313s, 2012                                                                 $1,191,462
.........................................................................................................................
           403,535   Brazil (Federal Republic of) govt.
                     guaranty FRB Ser. RG, 4.313s, 2012                                                          387,918
.........................................................................................................................
           534,600   Peru (Republic of) coll. FLIRB
                     Ser. 20YR, 5s, 2017                                                                         499,851
.........................................................................................................................
           463,250   Peru (Republic of) FRB Ser. 20 YR,
                     5s, 2017                                                                                    437,771
------------------------------------------------------------------------------------------------------------------------
                     Total Brady Bonds (cost $2,191,765)                                                      $2,517,002
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             6,336   Doane Pet Care Co. $7.125 pfd.                                                             $506,880
.........................................................................................................................
                13   Dobson Communications Corp.
                     13.00% pfd.                                                                                  13,000
.........................................................................................................................
               310   First Republic Capital Corp. 144A
                     10.50% pfd.                                                                                 325,500
.........................................................................................................................
                34   Paxson Communications Corp. 14.25%
                     cum. pfd. (PIK)                                                                             219,300
.........................................................................................................................
               325   Rural Cellular Corp. Ser. B,
                     11.375% Ser. B cum. pfd.                                                                    299,000
------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks (cost $1,086,236)                                                 $1,363,680
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             2,026   Emmis Communications Corp. Ser. A,
                     $3.125 cum. cv. pfd.                                                                        $82,813
.........................................................................................................................
                57   Paxson Communications Corp. 144A
                     9.75% cv. pfd. (PIK)                                                                        216,600
.........................................................................................................................
             5,850   Williams Cos., Inc. (The) 144A
                     $2.75 cv. pfd.                                                                              532,350
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $888,910)                                                                            $831,763
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             1,719   AboveNet, Inc. (NON)                                                                        $48,132
.........................................................................................................................
           640,000   AMRESCO Creditor Trust (acquired
                     6/17/99, cost $45,106) (F) (RES) (NON) (R)                                                      640
.........................................................................................................................
               800   Birch Telecom, Inc. (F) (NON)                                                                     1
.........................................................................................................................
               413   Comdisco Holding Co., Inc.                                                                    6,815
.........................................................................................................................
         2,443,632   Contifinancial Corp. Liquidating
                     Trust Units                                                                                   3,055
.........................................................................................................................
            13,547   Covad Communications
                     Group, Inc. (NON) (S)                                                                        18,966
.........................................................................................................................
               420   Crown Castle International Corp. (NON)                                                        8,534
.........................................................................................................................
               832   Genesis HealthCare Corp. (NON)                                                               38,505
.........................................................................................................................
           465,000   iPCS Escrow, Inc. (F) (NON)                                                                     465
.........................................................................................................................
               182   Knology, Inc. (NON)                                                                             355
.........................................................................................................................
             4,563   Northwestern Corp.                                                                          143,826
.........................................................................................................................
               139   Sterling Chemicals, Inc. (NON)                                                                4,865
.........................................................................................................................
               722   Sun Healthcare Group, Inc. (NON)                                                              4,621
.........................................................................................................................
                16   USA Mobility, Inc. (NON)                                                                        470
.........................................................................................................................
           815,601   VFB LLC (acquired various dates
                     from 6/22/99 to 12/8/03,
                     cost $535,954) (RES) (NON)                                                                  167,198
.........................................................................................................................
             4,031   Washington Group
                     International, Inc. (NON)                                                                   206,065
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks (cost $4,571,493)                                                      $652,513
------------------------------------------------------------------------------------------------------------------------
UNITS (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units      Value
.........................................................................................................................
           790,000   Morrison Knudsen Corp.                                                                      $71,100
.........................................................................................................................
               842   XCL Equity Units (F)                                                                        573,991
------------------------------------------------------------------------------------------------------------------------
                     Total Units (cost $1,734,446)                                                              $645,091
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,940,000   Cybernet Internet Services
                     International, Inc. 144A cv. sr. disc. notes
                     13s, 2009 (Canada) (In default) (NON)                                                           $19
.........................................................................................................................
           465,000   Lear Corp. cv. company
                     guaranty zero %, 2022                                                                       208,669
.........................................................................................................................
           215,000   WCI Communities, Inc. cv. sr. sub. note
                     s 4s, 2023                                                                                  275,738
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $2,078,592)                                                                          $484,426
------------------------------------------------------------------------------------------------------------------------

WARRANTS (--%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
Number of                                                                           Expiration    Expiration       Value
Warrants                                                                                 Price          Date       Value
.........................................................................................................................
               620   AboveNet, Inc.                                                      $0.01        9/8/08      $3,100
.........................................................................................................................
               729   AboveNet, Inc.                                                       0.01        9/8/10         729
.........................................................................................................................
               890   Dayton Superior Corp. 144A                                           0.01       6/15/09           1
.........................................................................................................................
               422   MDP Acquisitions PLC 144A                                            1.00       10/1/13      11,816
.........................................................................................................................
               350   Mikohn Gaming Corp. 144A                                             7.70       8/15/08      10,024
.........................................................................................................................
               360   ONO Finance PLC 144A
                     (United Kingdom)                                                   100.00       2/15/11           4
.........................................................................................................................
               330   TravelCenters of
                     America, Inc. 144A                                                   0.01        5/1/09         413
.........................................................................................................................
             1,420   Ubiquitel, Inc. 144A                                                22.74       4/15/10           1
.........................................................................................................................
             2,488   Washington Group
                     International, Inc. Ser. A                                           0.01       1/25/06      57,222
.........................................................................................................................
             2,845   Washington Group
                     International, Inc. Ser. B                                           0.01       1/25/06      56,900
.........................................................................................................................
             1,535   Washington Group
                     International, Inc. Ser. C                                           0.01       1/25/06      27,630
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants (cost $403,911)                                                             $167,840
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (13.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
        66,619,089   Putnam Prime Money Market Fund (e)                                                      $66,619,089
.........................................................................................................................
        $2,755,351   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                       2,754,288
.........................................................................................................................
           600,000   U.S. Treasury Bills zero %,
                     August 4, 2005 (SEG)                                                                        598,294
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $69,971,671)                                                                      $69,971,671
------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $544,673,477)                                                  $554,648,619
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2005:
(as a percentage of Portfolio Value)
------------------------------------------------------------------------------
Brazil                                                                    2.0%
...............................................................................
Canada                                                                    1.5
...............................................................................
Cayman Islands                                                            1.9
...............................................................................
France                                                                    5.4
...............................................................................
Germany                                                                   1.3
...............................................................................
Ireland                                                                   1.7
...............................................................................
Luxembourg                                                                1.0
...............................................................................
Mexico                                                                    1.4
...............................................................................
Peru                                                                      0.5
...............................................................................
Philippines                                                               0.7
...............................................................................
Russia                                                                    1.3
...............................................................................
Sweden                                                                    1.5
...............................................................................
United Kingdom                                                            2.0
...............................................................................
United States                                                            74.1
...............................................................................
Venezuela                                                                 0.5
...............................................................................
Other                                                                     3.2
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------

Forward Currency Contracts to Buy at June 30, 2005 (Unaudited)
(aggregate face value $64,067,042)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar         $30,379,163  $30,533,539     7/20/05      $(154,376)
...............................................................................
British Pound               8,437,331    8,549,621     9/21/05       (112,290)
...............................................................................
Canadian Dollar             2,117,508    2,055,708     7/20/05         61,800
...............................................................................
Danish Krone                1,025,839    1,042,173     9/21/05        (16,334)
...............................................................................
Euro                        4,022,667    4,044,498     9/21/05        (21,831)
...............................................................................
Japanese Yen               11,016,703   11,556,468     8/17/05       (539,765)
...............................................................................
Korean Won                     24,348       25,140     8/17/05           (792)
...............................................................................
Norwegian Krone             1,479,188    1,509,784     9/21/05        (30,596)
...............................................................................
Polish Zloty                  401,796      402,652     9/21/05           (856)
...............................................................................
Swiss Franc                 2,819,581    2,872,146     9/21/05        (52,565)
...............................................................................
Taiwan Dollar               1,441,715    1,475,313     8/17/05        (33,598)
------------------------------------------------------------------------------
                                                                    $(901,203)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2005 (Unaudited)
(aggregate face value $101,993,376)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar          $2,666,957   $2,661,352     7/20/05        $(5,605)
...............................................................................
British Pound               3,832,282    3,893,099     9/21/05         60,817
...............................................................................
Canadian Dollar            18,947,865   18,765,091     7/20/05       (182,774)
...............................................................................
Euro                       52,157,161   52,745,784     9/21/05        588,623
...............................................................................
Japanese Yen                4,017,866    4,088,319     8/17/05         70,453
...............................................................................
New Zealand Dollar             11,807       12,411     7/20/05            604
...............................................................................
Singapore Dollar               13,954       13,959     8/17/05              5
...............................................................................
Swedish Krona              15,063,149   15,737,126     9/21/05        673,977
...............................................................................
Swiss Franc                 4,044,225    4,076,235     9/21/05         32,010
------------------------------------------------------------------------------
                                                                   $1,238,110
------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                            Number of               Expiration   Appreciation/
                            Contracts        Value        Date  (Depreciation)
...............................................................................
Euro 90 day (Long)                122  $29,325,750      Sep-05       $(34,882)
...............................................................................
Euro 90 day (Short)               122   29,289,150      Dec-05         25,181
...............................................................................
Euro-Bobl 5 yr (Long)              71    9,938,737      Sep-05         56,509
...............................................................................
Euro-Bund 10 yr (Short)           145   21,677,027      Sep-05       (173,433)
...............................................................................
Interest Rate Swap
10 yr (Long)                       13    1,467,375      Sep-05          1,408
...............................................................................
Japanese Government Bond
10 yr - Mini (Long)                33    4,207,880      Sep-05         13,881
...............................................................................
Japanese Government Bond
10 yr - TSE (Short)                 5    6,372,416      Sep-05        (18,614)
...............................................................................
U.K. Gilt 10 yr (Long)             16    3,273,850      Sep-05         32,355
...............................................................................
U.S. Treasury Bond
20 yr (Short)                     408   48,450,000      Sep-05       (954,288)
...............................................................................
U.S. Treasury Note
10 yr (Long)                      418   47,429,938      Sep-05        127,202
...............................................................................
U.S. Treasury Note
5 yr (Long)                       202   21,995,906      Sep-05         84,752
...............................................................................
U.S. Treasury Note
2 yr (Short)                       80   16,615,000      Sep-05        (16,288)
------------------------------------------------------------------------------
                                                                    $(856,217)
------------------------------------------------------------------------------
Interest Rate Swap Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                          Notional Termination   Appreciation/
                                            Amount        Date  (Depreciation)
...............................................................................
Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                             $13,700,000     3/30/09       $371,115
...............................................................................
Agreement with Bank of America,
N.A. dated January 22, 2004 to pay
semi-annually the notional amount
multiplied by 1.97375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                               5,900,000     1/26/06         43,812
...............................................................................
Agreement with Bank of America,
N.A. dated December 2, 2003 to pay
semi-annually the notional amount
multiplied by 2.444% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                               5,369,000     12/5/05         31,631
...............................................................................
Agreement with Bank of America,
N.A. dated January 22, 2004 to pay
semi-annually the notional amount
multiplied by 4.35% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                               1,800,000     1/27/14        (29,933)
...............................................................................
Agreement with Credit Suisse First
Boston International dated May 18,
2005 to pay semi-annually the
notional amount multiplied by
4.6325% and receive quarterly the
notional amount multiplied by the
three month GBP-LIBOR-BBA.            GBP 18,000,00    5/18/07       (151,226)
...............................................................................
Agreement with Credit Suisse First
Boston International dated July 7,
2004 to pay semi-annually the
notional amount multiplied by 4.945%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                        $4,835,700      7/9/14       (305,231)
...............................................................................
Agreement with Credit Suisse First
Boston International dated July 7,
2004 to receive semi-annually the
notional amount multiplied by 2.931%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                         4,287,700      7/9/06        (11,923)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated May 6, 2005 to pay
semi-annually the notional amount
multiplied by 4.062% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                              20,000,000     5/10/07        (51,571)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated May 6, 2005 to
receive semi-annually the notional
amount multiplied by 4.687% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                              11,000,000     5/10/15        317,049
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated May 6, 2005 to pay
semi-annually the notional amount
multiplied by 5.062% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                               5,000,000     5/10/35       (341,700)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive semi-
annually the notional amount
multiplied by 4.641% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                           7,839,000    12/15/13        206,391
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay semi-
annually the notional amount
multiplied by 1.955% and receive
quarterly the notional amount
multiplied by the three
month USD-LIBOR-BBA.                     5,900,000     1/26/06         44,519
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay semi-
annually the notional amount
multiplied by 4.3375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                           1,800,000     1/26/14        (30,691)
...............................................................................
Agreement with Merrill Lynch Capital
Services, Inc. dated February 16,
2005 to receive semi-annually the
notional amount multiplied by the six
month EURIBOR and pay annually
the notional amount multiplied
by 2.5645%.                           EUR 36,100,00    2/19/07       (357,715)
...............................................................................
Agreement with Merrill Lynch Capital
Services, Inc. dated June 9, 2005 to
pay semi-annually the notional
amount multiplied by the six month
JPY-LIBOR-BBA and receive semi-
annually the notional amount
multiplied by 1.7275%.                JPY 1,100,000    6/14/20         65,088
...............................................................................
Agreement with Merrill Lynch Capital
Services, Inc. dated September 27,
2002 to receive semi-annually the
notional amount multiplied by the
six month JPY-LIBOR-BBA and pay semi-
annually the notional amount
multiplied by 0.399%.                 JPY 2,126,000    10/1/07       (111,598)
...............................................................................
Agreement with Merrill Lynch Capital
Services, Inc. dated October 27,
2000 to receive semi-annually the
notional amount multiplied by 6.74%
and pay quarterly the notional amount
multiplied by the three
month USD-LIBOR.                          5,600,000   10/31/05         91,275
...............................................................................
Agreement with UBS AG dated
April 4, 2005 to pay quarterly the
notional amount multiplied by
2.61% and receive semi-annually
the notional amount multiplied
by the six month
EUR-EURIBOR-Telerate.                 EUR 59,000,00     4/6/07       (629,336)
------------------------------------------------------------------------------
                                                                    $(850,044)
------------------------------------------------------------------------------


Credit Default Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                                     Notional    Appreciation/
                                                       Amount   (Depreciation)
...............................................................................
Agreement with Bank of America,
N.A. effective April 13, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and receive quarterly
360 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ HY CDX 3
Index, the fund makes a payment
of the proportional notional
amount times the difference
between the par value and the
then-market value of the
reference entity within the DJ
HY CDX 3 Index.                                      $693,000         ($9,129)
...............................................................................
Agreement with Bank of America,
N.A. effective April 14, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and receive quarterly
360 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ HY CDX 3
Index, the fund makes a payment
of the proportional notional
amount times the difference
between the par value and the
then-market value of the
reference entity within the DJ
HY CDX 3 Index.                                     1,386,000          18,264
...............................................................................
Agreement with Citigroup
Financial Products, Inc.
effective April 15, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and receive quarterly
180 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ HY CDX 4
Index 25-35% tranche, the fund
makes a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 4 Index
25-35% tranche.                                     1,800,000          62,280
...............................................................................
Agreement with Citigroup
Financial Products, Inc.
effective April 28, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and receives quarterly
201 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ HY CDX 4
Index 25-35% tranche, the fund
makes a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 4 Index
25-35% tranche.                                     1,800,000          78,403
...............................................................................
Agreement with Citigroup
Financial Products, Inc.
effective June 10, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly 360
basis points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ HY CDX 5 year
Series 4 Index, the fund
receives a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 5 year
Series 4 Index.                                     1,819,620         (15,267)
...............................................................................
Agreement with Citigroup
Financial Products, Inc.
effective June 10, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly
677.5 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ IG CDX 5
year Series 4 Index 3-7%
tranche, the fund receives a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
3-7% tranche.                                       1,838,000         (15,276)
...............................................................................
Agreement with Citigroup
Financial Products, Inc.
effective June 14, 2005,
maturing on June 20, 2015, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and receive quarterly
619 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ IG CDX 5
year Series 4 Index 3-7%
tranche, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
3-7% tranche.                                       1,106,000         (54,956)
...............................................................................
Agreement with Deutsche Bank AG
effective April 15, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and receive quarterly
180 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ HY CDX 4
Index 25-35% tranche, the fund
make a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 4 Index
25-35% tranche.                                     1,800,000          58,851
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. effective
April 1, 2005, maturing on
December 20, 2009, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly 138
basis points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ HY CDX 3 Index
25-35% tranche, the fund
receives a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 3 Index
25-35% tranche.                                       711,000          20,052
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. effective
April 13, 2005, maturing on June
20, 2010, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and pay
quarterly 360 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
HY CDX 3 Index, the fund
receives a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 3 Index.                         693,000          (7,279)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. effective
June 17, 2005, maturing on June
20, 2015, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and receive
quarterly 640 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index
3-7% tranche, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
3-7% tranche.                                       1,838,000         (69,777)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. effective
June 22, 2005, maturing on June
20, 2015, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and receives
quarterly 656 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index
3-7% tranche, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
3-7% tranche.                                       1,847,000         (49,888)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. effective
May 20, 2005, maturing on June
20, 2010, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and pay
quarterly 90 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index,
the fund receives a payment of
the proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ IG CDX 5 year
Series 4 Index.                                     3,305,000         (41,374)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. effective
May 20, 2005, maturing on June
20, 2010, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and receive
quarterly 500 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index
0-3% tranche, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
0-3% tranche.                                         661,000          35,388
...............................................................................
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced
to zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.5% and the fund pays in
the event of a credit default in
one of the underlying securities
in the basket of BB CMBS
securities.                                           111,704           6,766
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.35% and the fund pays in
the event of a credit default in
one of the underlying securities
in the basket of BB CMBS
securities.                                           893,630          43,002
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.433% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                      335,111          14,041
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.4625% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                      446,815          20,003
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.475% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                      223,407           7,004
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.55625% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                      893,630          21,158
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.6% and the fund pays in
the event of a credit default in
one of the underlying securities
in the basket of BB CMBS securities.                  111,704           1,109
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. effective June 22,
2005, maturing on June 20, 2010,
to receive/(pay) a premium based
on the difference between the
original spread on issue and the
market spread on day of
execution and pay 360 basis
points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ HY CDX 5 year
Series 4 Index, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
HY CDX 5 year Series 4 Index.                       1,828,530             383
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. effective June 23,
2005, maturing on June 20, 2010,
to receive/(pay) a premium based
on the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly 360
basis points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ HY CDX 5 year
Series 4 Index, the fund
receives a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 5 year
Series 4 Index.                                     1,831,500          (6,474)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc.
effective April 14, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly 360
basis points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ HY CDX 3 Index,
the fund receives a payment of
the proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 3 Index.                         792,000          10,961
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc.
effective April 18, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly 194
basis points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ HY CDX 4 Index
25-35% tranche, the fund
receives a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 4 Index
25-35% tranche.                                       400,000          16,901
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc.
effective June 14, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly 360
basis points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ HY CDX 5 year
Series 4 Index, the fund
receives a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 5 year
Series 4 Index.                                     1,094,940          (3,843)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc.
effective June 17, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly 360
basis points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ HY CDX 5 year
Series 4 Index, the fund
receives a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 5 year
Series 4 Index.                                     1,819,620          (4,168)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc.
effective March 24, 2005,
maturing on December 20, 2009,
to receive quarterly 116 basis
points times the notional
amount. Upon a credit default
event of any reference entity
within the DJ IG CDX Series 3
Index that the counterparties
agree advances within the 25-35
Loss Basket of the Index, the
fund makes a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ IG CDX Series 3
Index.                                                711,000          15,128
...............................................................................
Agreement with Merrill Lynch
International effective April
14, 2005, maturing on June 20,
2010, to receive/(pay) a premium
based on the difference between
the original spread on issue and
the market spread on day of
execution and receives quarterly
360 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ HY CDX 3
Index, the fund makes a payment
of the proportional notional
amount times the difference
between the par value and the
then-market value of the
reference entity within the DJ
HY CDX 3 Index.                                       891,000         (10,270)
...............................................................................
Agreement with Morgan Stanley
Capital Services, Inc. effective
June 23, 2005, maturing on June
20, 2015, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and receive
quarterly 660 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index
3-7% tranche, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
3-7% tranche.                                       1,850,000         (37,653)
...............................................................................
Agreement with Morgan Stanley
Capital Services, Inc. effective
May 24, 2005, maturing on June
20, 2010, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and pay
quarterly 90 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index,
the fund receives a payment of
the proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ IG CDX 5 year
Series 4 Index.                                    17,100,000        (183,991)
...............................................................................
Agreement with Morgan Stanley
Capital Services, Inc. effective
May 24, 2005, maturing on June
20, 2010, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and receive
quarterly 500 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index
0-3% tranche, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
0-3% tranche.                                      $3,420,000        $181,591
------------------------------------------------------------------------------
                                                                     $101,940
==============================================================================

See page 251 for Notes to the Portfolios.



Putnam VT Equity Income Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (95.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (2.8%)
.........................................................................................................................
            21,116   Boeing Co. (The)                                                                         $1,393,656
.........................................................................................................................
            38,703   Lockheed Martin Corp.                                                                     2,510,664
.........................................................................................................................
            17,440   Northrop Grumman Corp.                                                                      963,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,867,880
------------------------------------------------------------------------------------------------------------------------
Automotive (0.5%)
.........................................................................................................................
            25,510   Lear Corp.                                                                                  928,054
------------------------------------------------------------------------------------------------------------------------
Banking (10.4%)
.........................................................................................................................
           144,917   Bank of America Corp.                                                                     6,609,664
.........................................................................................................................
            17,804   Bank of New York Co., Inc. (The)                                                            512,399
.........................................................................................................................
            36,830   State Street Corp.                                                                        1,777,048
.........................................................................................................................
           146,010   U.S. Bancorp                                                                              4,263,492
.........................................................................................................................
            54,273   Wachovia Corp.                                                                            2,691,941
.........................................................................................................................
            38,745   Wells Fargo & Co.                                                                         2,385,917
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,240,461
------------------------------------------------------------------------------------------------------------------------
Beverage (0.8%)
.........................................................................................................................
            59,420   Coca-Cola Enterprises, Inc.                                                               1,307,834
------------------------------------------------------------------------------------------------------------------------
Building Materials (2.2%)
.........................................................................................................................
           106,127   Masco Corp.                                                                               3,370,594
.........................................................................................................................
            10,468   Sherwin Williams Co.                                                                        492,938
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,863,532
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.9%)
.........................................................................................................................
             3,322   Avery Dennison Corp.                                                                        175,933
.........................................................................................................................
             5,200   Dow Chemical Co. (The)                                                                      231,556
.........................................................................................................................
            15,690   Huntsman Corp. (NON)                                                                        318,036
.........................................................................................................................
            12,829   PPG Industries, Inc.                                                                        805,148
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,530,673
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.9%)
.........................................................................................................................
            66,610   Cendant Corp.                                                                             1,490,066
------------------------------------------------------------------------------------------------------------------------
Computers (2.8%)
.........................................................................................................................
           145,939   Hewlett-Packard Co.                                                                       3,431,026
.........................................................................................................................
            20,040   IBM Corp.                                                                                 1,486,968
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,917,994
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.6%)
.........................................................................................................................
            49,726   Honeywell International, Inc.                                                             1,821,463
.........................................................................................................................
           150,371   Tyco International, Ltd.                                                                  4,390,833
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,212,296
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.0%)
.........................................................................................................................
            19,083   Capital One Financial Corp.                                                               1,526,831
.........................................................................................................................
            20,600   Countrywide Financial Corp.                                                                 795,366
.........................................................................................................................
            71,220   Providian Financial Corp. (NON)                                                           1,255,609
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,577,806
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.6%)
.........................................................................................................................
             2,121   Colgate-Palmolive Co.                                                                       105,859
.........................................................................................................................
            13,500   Energizer Holdings, Inc. (NON)                                                              839,295
.........................................................................................................................
               850   Kimberly-Clark Corp.                                                                         53,202
.........................................................................................................................
            34,406   Procter & Gamble Co. (The)                                                                1,814,917
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,813,273
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.8%)
.........................................................................................................................
           175,554   Service Corporation International                                                         1,407,943
------------------------------------------------------------------------------------------------------------------------
Containers (0.2%)
.........................................................................................................................
            11,880   Owens-Illinois, Inc. (NON)                                                                  297,594
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (4.9%)
.........................................................................................................................
            16,036   Dominion Resources, Inc.                                                                  1,176,882
.........................................................................................................................
            20,650   DPL, Inc.                                                                                   566,843
.........................................................................................................................
             2,432   DTE Energy Co.                                                                              113,745
.........................................................................................................................
            21,380   Entergy Corp.                                                                             1,615,259
.........................................................................................................................
            19,500   Exelon Corp.                                                                              1,000,935
.........................................................................................................................
             3,920   FirstEnergy Corp.                                                                           188,591
.........................................................................................................................
            50,150   PG&E Corp.                                                                                1,882,631
.........................................................................................................................
            11,515   PPL Corp.                                                                                   683,761
.........................................................................................................................
             2,551   Progress Energy, Inc.                                                                       115,407
.........................................................................................................................
            10,900   Public Service Enterprise
                     Group, Inc.                                                                                 662,938
.........................................................................................................................
            12,360   Wisconsin Energy Corp.                                                                      482,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,489,032
------------------------------------------------------------------------------------------------------------------------
Electronics (1.7%)
.........................................................................................................................
            14,610   Avnet, Inc. (NON)                                                                           329,163
.........................................................................................................................
             2,300   Freescale Semiconductor, Inc.
                     Class B (NON)                                                                                48,714
.........................................................................................................................
            53,359   Intel Corp.                                                                               1,390,536
.........................................................................................................................
            29,700   Motorola, Inc.                                                                              542,322
.........................................................................................................................
            34,660   PerkinElmer, Inc.                                                                           655,074
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,965,809
------------------------------------------------------------------------------------------------------------------------
Financial (8.4%)
.........................................................................................................................
           170,223   Citigroup, Inc.                                                                           7,869,409
.........................................................................................................................
            27,709   Fannie Mae                                                                                1,618,206
.........................................................................................................................
            48,643   Freddie Mac                                                                               3,172,983
.........................................................................................................................
            45,214   JPMorgan Chase & Co.                                                                      1,596,958
.........................................................................................................................
            10,200   PMI Group, Inc. (The)                                                                       397,596
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,655,152
------------------------------------------------------------------------------------------------------------------------
Food (0.6%)
.........................................................................................................................
            22,368   General Mills, Inc.                                                                       1,046,599
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.2%)
.........................................................................................................................
             6,740   Weyerhaeuser Co.                                                                            429,001
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.1%)
.........................................................................................................................
             1,625   Harrah's Entertainment, Inc.                                                                117,114
------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.8%)
.........................................................................................................................
            16,190   Cardinal Health, Inc.                                                                       932,220
.........................................................................................................................
            14,520   CIGNA Corp.                                                                               1,554,076
.........................................................................................................................
            11,500   Medco Health Solutions, Inc. (NON)                                                          613,640
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,099,936
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.5%)
.........................................................................................................................
            13,325   Lennar Corp.                                                                                845,471
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (1.1%)
.........................................................................................................................
            26,931   Whirlpool Corp.                                                                           1,888,132
------------------------------------------------------------------------------------------------------------------------
Insurance (6.9%)
.........................................................................................................................
            70,024   ACE, Ltd. (Bermuda)                                                                       3,140,576
.........................................................................................................................
            36,060   American International Group, Inc.                                                        2,095,086
.........................................................................................................................
            42,225   Axis Capital Holdings, Ltd.
                     (Bermuda)                                                                                 1,194,968
.........................................................................................................................
               310   Berkshire Hathaway, Inc. Class B (NON)                                                      862,885
.........................................................................................................................
            11,690   Chubb Corp. (The)                                                                         1,000,781
.........................................................................................................................
             5,460   Endurance Specialty Holdings, Ltd.
                     (Bermuda)                                                                                   206,497
.........................................................................................................................
            11,142   MetLife, Inc.                                                                               500,721
.........................................................................................................................
            10,219   Montpelier Re Holdings, Ltd.
                     (Bermuda)                                                                                   353,373
.........................................................................................................................
            31,827   St. Paul Travelers Cos., Inc. (The)                                                       1,258,121
.........................................................................................................................
            19,443   XL Capital, Ltd. Class A (Bermuda)                                                        1,446,948
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,059,956
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.2%)
.........................................................................................................................
            29,860   Lehman Brothers Holdings, Inc.                                                            2,964,501
.........................................................................................................................
            14,880   Merrill Lynch & Co., Inc.                                                                   818,549
.........................................................................................................................
            33,730   Morgan Stanley                                                                            1,769,813
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,552,863
------------------------------------------------------------------------------------------------------------------------
Machinery (0.3%)
.........................................................................................................................
             7,999   Parker-Hannifin Corp.                                                                       496,018
------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.6%)
.........................................................................................................................
            22,903   Dover Corp.                                                                                 833,211
.........................................................................................................................
            55,628   General Electric Co.                                                                      1,927,510
.........................................................................................................................
            25,145   Ingersoll-Rand Co., Ltd. Class A
                     (Bermuda)                                                                                 1,794,096
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,554,817
------------------------------------------------------------------------------------------------------------------------
Media (1.3%)
.........................................................................................................................
           119,150   Liberty Media Corp. Class A (NON)                                                         1,214,139
.........................................................................................................................
            23,134   News Corp., Ltd. (The) Class A                                                              374,308
.........................................................................................................................
            29,400   Walt Disney Co. (The)                                                                       740,292
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,328,739
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.1%)
.........................................................................................................................
             4,420   Baxter International, Inc.                                                                  163,982
------------------------------------------------------------------------------------------------------------------------
Metals (0.8%)
.........................................................................................................................
            49,932   Alcoa, Inc.                                                                               1,304,723
.........................................................................................................................
             1,201   Freeport-McMoRan Copper &
                     Gold, Inc. Class B                                                                           44,965
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,349,688
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (--%)
.........................................................................................................................
               935   Sempra Energy                                                                                38,625
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (14.2%)
.........................................................................................................................
            17,081   Amerada Hess Corp.                                                                        1,819,297
.........................................................................................................................
            10,653   BP PLC ADR (United Kingdom)                                                                 664,534
.........................................................................................................................
           115,876   ChevronTexaco Corp.                                                                       6,479,786
.........................................................................................................................
           157,510   ExxonMobil Corp.                                                                          9,052,100
.........................................................................................................................
            39,318   Marathon Oil Corp.                                                                        2,098,402
.........................................................................................................................
            12,270   Occidental Petroleum Corp.                                                                  943,931
.........................................................................................................................
            41,068   Unocal Corp.                                                                              2,671,473
.........................................................................................................................
            14,799   Valero Energy Corp.                                                                       1,170,749
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,900,272
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.5%)
.........................................................................................................................
            31,919   Abbott Laboratories                                                                       1,564,350
.........................................................................................................................
             5,957   Bristol-Myers Squibb Co.                                                                    148,806
.........................................................................................................................
             2,650   Eli Lilly Co.                                                                               147,632
.........................................................................................................................
            23,150   Johnson & Johnson                                                                         1,504,750
.........................................................................................................................
           206,158   Pfizer, Inc.                                                                              5,685,838
.........................................................................................................................
            14,507   Wyeth                                                                                       645,562
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,696,938
------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
.........................................................................................................................
             1,320   R. R. Donnelley & Sons Co.                                                                   45,553
------------------------------------------------------------------------------------------------------------------------
Railroads (1.7%)
.........................................................................................................................
            10,246   Canadian National Railway Co.
                     (Toronto Exchange) (Canada)                                                                 590,682
.........................................................................................................................
            75,044   Norfolk Southern Corp.                                                                    2,323,362
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,914,044
------------------------------------------------------------------------------------------------------------------------
Regional Bells (1.4%)
.........................................................................................................................
            28,334   BellSouth Corp.                                                                             752,834
.........................................................................................................................
            50,820   Verizon Communications, Inc.                                                              1,755,831
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,508,665
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.4%)
.........................................................................................................................
            88,607   McDonald's Corp.                                                                          2,458,844
------------------------------------------------------------------------------------------------------------------------
Retail (2.7%)
.........................................................................................................................
            10,870   AutoZone, Inc. (NON)                                                                      1,005,040
.........................................................................................................................
            89,530   Office Depot, Inc. (NON)                                                                  2,044,865
.........................................................................................................................
            79,020   Rite Aid Corp. (NON)                                                                        330,304
.........................................................................................................................
             3,521   Sears Holdings Corp. (NON)                                                                  527,692
.........................................................................................................................
            22,813   Supervalu, Inc.                                                                             743,932
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,651,833
------------------------------------------------------------------------------------------------------------------------
Software (1.7%)
.........................................................................................................................
            28,975   Microsoft Corp.                                                                             719,739
.........................................................................................................................
           135,070   Oracle Corp. (NON)                                                                        1,782,924
.........................................................................................................................
            61,483   Siebel Systems, Inc.                                                                        547,199
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,049,862
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.4%)
.........................................................................................................................
            20,890   Nextel Communications, Inc.
                     Class A (NON)                                                                               674,956
.........................................................................................................................
             2,324   Sprint Corp. (FON Group)                                                                     58,309
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 733,265
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.9%)
.........................................................................................................................
            50,967   Altria Group, Inc.                                                                        3,295,526
------------------------------------------------------------------------------------------------------------------------
Toys (0.4%)
.........................................................................................................................
            39,518   Mattel, Inc.                                                                                723,179
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (--%)
.........................................................................................................................
             1,720   Autoliv, Inc. (Sweden)                                                                       75,336
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $152,422,578)                                                                    $166,589,657
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (3.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             7,480   Amerada Hess Corp. $3.50 cv. pfd.                                                          $685,355
.........................................................................................................................
               810   Baxter International, Inc.
                     $3.50 cv. pfd.                                                                               44,651
.........................................................................................................................
             4,570   Chubb Corp. (The) $1.75 cv. pfd.                                                            145,669
.........................................................................................................................
             9,840   Conseco, Inc. $1.38 cum. cv. pfd.                                                           270,600
.........................................................................................................................
               169   Fortis Insurance NV 144A
                     7.75% cv. pfd. (Netherlands)                                                                184,633
.........................................................................................................................
                43   Freeport-McMoRan Copper &
                     Gold, Inc. 144A 5.50% cv. pfd.                                                               39,705
.........................................................................................................................
                25   Freeport-McMoRan Copper &
                     Gold, Inc. 144A zero % cv. pfd.                                                              23,084
.........................................................................................................................
            13,300   Hartford Financial Services
                     Group, Inc. (The) $3.50 cv. pfd.                                                            912,713
.........................................................................................................................
             9,180   Hartford Financial Services
                     Group, Inc. (The) $3.00 cv. pfd.                                                            619,650
.........................................................................................................................
            19,687   Huntsman Corp. $2.50 cv. pfd.                                                               908,061
.........................................................................................................................
             7,365   Lehman Brothers Holdings, Inc.
                     $1.563 cv. pfd.                                                                             185,966
.........................................................................................................................
             2,700   MetLife, Inc. Ser. B,
                     $1.594 cv. pfd.                                                                              70,875
.........................................................................................................................
             4,800   PMI Group, Inc. (The)
                     $1.469 cv. pfd.                                                                             117,600
.........................................................................................................................
               780   State Street Corp. 6.75% cv. pfd.                                                           168,002
.........................................................................................................................
            19,880   Xerox Corp. 6.25% cv. pfd.                                                                2,368,205
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $6,564,259)                                                                        $6,744,769
------------------------------------------------------------------------------------------------------------------------
UNITS (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
               246   Hercules Trust II                                                                          $191,880
.........................................................................................................................
             8,400   ONEOK, Inc.                                                                                 333,900
------------------------------------------------------------------------------------------------------------------------
                     Total Units (cost $464,108)                                                                $525,780
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.9%) (a) (cost $1,587,721)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
         1,587,721   Putnam Prime Money Market Fund (e)                                                       $1,587,721
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $161,038,666)                                                                    $175,447,927
------------------------------------------------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.





Putnam VT The George Putnam Fund of Boston

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (59.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Banking (2.1%)
.........................................................................................................................
            49,100   State Street Corp.                                                                       $2,369,075
.........................................................................................................................
           280,500   U.S. Bancorp                                                                              8,190,600
.........................................................................................................................
            76,500   Wells Fargo & Co.                                                                         4,710,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,270,545
------------------------------------------------------------------------------------------------------------------------
Basic Materials (1.3%)
.........................................................................................................................
            91,200   Alcoa, Inc.                                                                               2,383,056
.........................................................................................................................
            23,700   Dow Chemical Co. (The)                                                                    1,055,361
.........................................................................................................................
            22,500   Huntsman Corp. (NON)                                                                        456,075
.........................................................................................................................
            30,500   PPG Industries, Inc.                                                                      1,914,180
.........................................................................................................................
            25,800   United States Steel Corp.                                                                   886,746
.........................................................................................................................
            40,500   Weyerhaeuser Co.                                                                          2,577,825
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,273,243
------------------------------------------------------------------------------------------------------------------------
Capital Goods (3.6%)
.........................................................................................................................
            38,900   Ball Corp.                                                                                1,398,844
.........................................................................................................................
            50,050   Boeing Co. (The)                                                                          3,303,300
.........................................................................................................................
            10,400   Cummins, Inc.                                                                               775,944
.........................................................................................................................
            29,290   Dover Corp.                                                                               1,065,570
.........................................................................................................................
           158,800   General Electric Co.                                                                      5,502,420
.........................................................................................................................
            50,020   Ingersoll-Rand Co., Ltd. Class A
                     (Bermuda)                                                                                 3,568,927
.........................................................................................................................
            91,700   Lockheed Martin Corp.                                                                     5,948,579
.........................................................................................................................
            20,720   Northrop Grumman Corp.                                                                    1,144,780
.........................................................................................................................
            17,400   Owens-Illinois, Inc. (NON)                                                                  435,870
.........................................................................................................................
            38,400   Parker-Hannifin Corp.                                                                     2,381,184
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,525,418
------------------------------------------------------------------------------------------------------------------------
Communication Services (1.4%)
.........................................................................................................................
            36,400   BellSouth Corp. (S)                                                                         967,148
.........................................................................................................................
            29,800   Nextel Communications, Inc.
                     Class A (NON)                                                                               962,838
.........................................................................................................................
           227,840   Verizon Communications, Inc.                                                              7,871,872
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,801,858
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.5%)
.........................................................................................................................
            62,010   Honeywell International, Inc.                                                             2,271,426
.........................................................................................................................
           280,600   Tyco International, Ltd.                                                                  8,193,520
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,464,946
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (5.9%)
.........................................................................................................................
            14,600   AutoZone, Inc. (NON)                                                                      1,349,916
.........................................................................................................................
            17,200   Best Buy Co., Inc.                                                                        1,179,060
.........................................................................................................................
            43,400   Brunswick Corp.                                                                           1,880,088
.........................................................................................................................
           212,000   Cendant Corp.                                                                             4,742,440
.........................................................................................................................
            42,800   Gap, Inc. (The)                                                                             845,300
.........................................................................................................................
            29,500   Lear Corp. (S)                                                                            1,073,210
.........................................................................................................................
            31,900   Lennar Corp.                                                                              2,024,055
.........................................................................................................................
           170,700   Liberty Media Corp. Class A (NON)                                                         1,739,433
.........................................................................................................................
            35,000   Lowe's Cos., Inc.                                                                         2,037,700
.........................................................................................................................
             7,900   Magna International, Inc. Class A
                     (Canada)                                                                                    555,686
.........................................................................................................................
           205,400   Masco Corp.                                                                               6,523,504
.........................................................................................................................
            52,300   Mattel, Inc.                                                                                957,090
.........................................................................................................................
            25,700   McGraw-Hill Companies, Inc. (The)                                                         1,137,225
.........................................................................................................................
            34,068   News Corp., Ltd. (The) Class A                                                              551,220
.........................................................................................................................
             1,300   NVR, Inc. (NON)                                                                           1,053,000
.........................................................................................................................
           164,100   Office Depot, Inc. (NON)                                                                  3,748,044
.........................................................................................................................
            34,000   R. R. Donnelley & Sons Co.                                                                1,173,340
.........................................................................................................................
            27,400   Royal Caribbean Cruises, Ltd.                                                             1,325,064
.........................................................................................................................
             5,135   Sears Holdings Corp. (NON)                                                                  769,582
.........................................................................................................................
            12,100   Sherwin Williams Co.                                                                        569,789
.........................................................................................................................
            20,100   Viacom, Inc. Class B                                                                        643,602
.........................................................................................................................
            16,400   Vulcan Materials Co.                                                                      1,065,836
.........................................................................................................................
            72,250   Walt Disney Co. (The)                                                                     1,819,255
.........................................................................................................................
            46,600   Whirlpool Corp. (S)                                                                       3,267,126
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,030,565
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.5%)
.........................................................................................................................
            46,830   Capital One Financial Corp.                                                               3,746,868
.........................................................................................................................
            97,100   Countrywide Financial Corp.                                                               3,749,031
.........................................................................................................................
           176,000   Providian Financial Corp. (NON)                                                           3,102,880
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,598,779
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (5.1%)
.........................................................................................................................
           169,580   Altria Group, Inc.                                                                       10,965,147
.........................................................................................................................
            25,700   Coca-Cola Co. (The)                                                                       1,072,975
.........................................................................................................................
            84,870   Coca-Cola Enterprises, Inc.                                                               1,867,989
.........................................................................................................................
            35,800   Comcast Corp. Class A (NON) (S)                                                           1,099,060
.........................................................................................................................
            18,500   Energizer Holdings, Inc. (NON) (S)                                                        1,150,145
.........................................................................................................................
            29,400   Estee Lauder Cos., Inc. (The)
                     Class A                                                                                   1,150,422
.........................................................................................................................
            56,200   General Mills, Inc.                                                                       2,629,598
.........................................................................................................................
           206,200   McDonald's Corp.                                                                          5,722,050
.........................................................................................................................
            27,900   Pilgrim's Pride Corp.                                                                       952,227
.........................................................................................................................
            64,100   Procter & Gamble Co. (The) (S)                                                            3,381,275
.........................................................................................................................
           428,700   Rite Aid Corp. (NON) (S)                                                                  1,791,966
.........................................................................................................................
           216,600   Service Corporation International                                                         1,737,132
.........................................................................................................................
            65,900   Supervalu, Inc.                                                                           2,148,999
.........................................................................................................................
            36,100   Time Warner, Inc. (NON)                                                                     603,231
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,272,216
------------------------------------------------------------------------------------------------------------------------
Energy (7.8%)
.........................................................................................................................
            43,900   Amerada Hess Corp.                                                                        4,675,789
.........................................................................................................................
            14,240   BP PLC ADR (United Kingdom)                                                                 888,291
.........................................................................................................................
           256,800   ChevronTexaco Corp.                                                                      14,360,256
.........................................................................................................................
             9,800   Cooper Cameron Corp. (NON)                                                                  608,090
.........................................................................................................................
           390,800   ExxonMobil Corp.                                                                         22,459,276
.........................................................................................................................
           101,300   Marathon Oil Corp.                                                                        5,406,381
.........................................................................................................................
            17,500   Occidental Petroleum Corp.                                                                1,346,275
.........................................................................................................................
             7,800   Sunoco, Inc.                                                                                886,704
.........................................................................................................................
            53,600   Unocal Corp.                                                                              3,486,680
.........................................................................................................................
            19,100   Valero Energy Corp.                                                                       1,511,001
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,628,743
------------------------------------------------------------------------------------------------------------------------
Financial (9.7%)
.........................................................................................................................
           277,930   Bank of America Corp. (SEG)                                                              12,676,387
.........................................................................................................................
            22,470   Bank of New York Co., Inc. (The)                                                            646,687
.........................................................................................................................
           387,300   Citigroup, Inc. (SEG)                                                                    17,904,879
.........................................................................................................................
            98,110   Fannie Mae                                                                                5,729,624
.........................................................................................................................
           118,490   Freddie Mac                                                                               7,729,103
.........................................................................................................................
             8,800   Goldman Sachs Group, Inc. (The)                                                             897,776
.........................................................................................................................
            28,500   Hartford Financial Services
                     Group, Inc. (The)                                                                         2,131,230
.........................................................................................................................
           157,150   JPMorgan Chase & Co.                                                                      5,550,538
.........................................................................................................................
            66,700   Lehman Brothers Holdings, Inc.                                                            6,621,976
.........................................................................................................................
            44,930   Merrill Lynch & Co., Inc.                                                                 2,471,599
.........................................................................................................................
            57,600   MetLife, Inc.                                                                             2,588,544
.........................................................................................................................
            14,900   PMI Group, Inc. (The)                                                                       580,802
.........................................................................................................................
             9,597   S&P 500 Index Depositary Receipts
                     (SPDR Trust Series 1) (S)                                                                 1,143,770
.........................................................................................................................
            61,800   Wachovia Corp.                                                                            3,065,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                              69,738,195
------------------------------------------------------------------------------------------------------------------------
Health Care (6.2%)
.........................................................................................................................
            42,500   Abbott Laboratories                                                                       2,082,925
.........................................................................................................................
            28,700   AmerisourceBergen Corp.                                                                   1,984,605
.........................................................................................................................
            22,000   Amgen, Inc. (NON)                                                                         1,330,120
.........................................................................................................................
            14,900   Barr Pharmaceuticals, Inc. (NON)                                                            726,226
.........................................................................................................................
             6,600   Baxter International, Inc. (S)                                                              244,860
.........................................................................................................................
            25,900   Becton, Dickinson and Co.                                                                 1,358,973
.........................................................................................................................
            78,100   Boston Scientific Corp. (NON)                                                             2,108,700
.........................................................................................................................
            66,800   Cardinal Health, Inc.                                                                     3,846,344
.........................................................................................................................
            37,270   CIGNA Corp.                                                                               3,989,008
.........................................................................................................................
            16,000   Eli Lilly Co.                                                                               891,360
.........................................................................................................................
           107,380   Johnson & Johnson                                                                         6,979,700
.........................................................................................................................
            16,600   Medco Health Solutions, Inc. (NON)                                                          885,776
.........................................................................................................................
            36,200   Medtronic, Inc.                                                                           1,874,798
.........................................................................................................................
           525,100   Pfizer, Inc.                                                                             14,482,258
.........................................................................................................................
            38,500   Wyeth                                                                                     1,713,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,498,903
------------------------------------------------------------------------------------------------------------------------
Insurance (3.5%)
.........................................................................................................................
           152,050   ACE, Ltd. (Bermuda)                                                                       6,819,443
.........................................................................................................................
            51,200   American International Group, Inc.                                                        2,974,720
.........................................................................................................................
            42,752   Axis Capital Holdings, Ltd.
                     (Bermuda)                                                                                 1,209,882
.........................................................................................................................
               448   Berkshire Hathaway, Inc. Class B (NON)                                                    1,247,008
.........................................................................................................................
            42,700   Chubb Corp. (The) (S)                                                                     3,655,547
.........................................................................................................................
             8,700   Endurance Specialty Holdings, Ltd.
                     (Bermuda)                                                                                   329,034
.........................................................................................................................
            12,489   Montpelier Re Holdings, Ltd.
                     (Bermuda)                                                                                   431,870
.........................................................................................................................
            63,600   St. Paul Travelers Cos., Inc. (The)                                                       2,514,108
.........................................................................................................................
            66,100   W.R. Berkley Corp.                                                                        2,358,448
.........................................................................................................................
            46,650   XL Capital, Ltd. Class A (Bermuda)                                                        3,471,693
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,011,753
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.3%)
.........................................................................................................................
            41,300   Morgan Stanley                                                                            2,167,011
------------------------------------------------------------------------------------------------------------------------
Technology (5.8%)
.........................................................................................................................
            21,500   Avnet, Inc. (NON)                                                                           484,395
.........................................................................................................................
           139,100   Cisco Systems, Inc. (NON)                                                                 2,658,201
.........................................................................................................................
            35,000   Dell, Inc. (NON)                                                                          1,382,850
.........................................................................................................................
            25,100   Fiserv, Inc. (NON)                                                                        1,078,045
.........................................................................................................................
             3,113   Freescale Semiconductor, Inc.
                     Class B (NON)                                                                                65,933
.........................................................................................................................
           324,100   Hewlett-Packard Co.                                                                       7,619,591
.........................................................................................................................
            93,000   IBM Corp.                                                                                 6,900,600
.........................................................................................................................
           273,700   Intel Corp.                                                                               7,132,622
.........................................................................................................................
           125,600   Microsoft Corp.                                                                           3,119,904
.........................................................................................................................
           202,900   Motorola, Inc.                                                                            3,704,954
.........................................................................................................................
           333,000   Oracle Corp. (NON)                                                                        4,395,600
.........................................................................................................................
            39,800   PerkinElmer, Inc.                                                                           752,220
.........................................................................................................................
            76,700   Siebel Systems, Inc.                                                                        682,630
.........................................................................................................................
           140,800   Xerox Corp. (S)                                                                           1,941,632
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,919,177
------------------------------------------------------------------------------------------------------------------------
Transportation (0.8%)
.........................................................................................................................
            13,600   Canadian National Railway Co.
                     (Canada)                                                                                    784,040
.........................................................................................................................
           130,400   Norfolk Southern Corp.                                                                    4,037,184
.........................................................................................................................
            21,500   Yellow Roadway Corp. (NON)                                                                1,092,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,913,424
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (2.8%)
.........................................................................................................................
            34,100   Alliant Energy Corp.                                                                        959,915
.........................................................................................................................
            18,300   American Electric Power Co., Inc.                                                           674,721
.........................................................................................................................
            20,100   Constellation Energy Group, Inc.                                                          1,159,569
.........................................................................................................................
            20,690   Dominion Resources, Inc.                                                                  1,518,439
.........................................................................................................................
            30,000   DPL, Inc.                                                                                   823,500
.........................................................................................................................
            30,120   Entergy Corp.                                                                             2,275,566
.........................................................................................................................
            24,460   Exelon Corp.                                                                              1,255,532
.........................................................................................................................
             5,500   FirstEnergy Corp.                                                                           264,605
.........................................................................................................................
           137,940   PG&E Corp. (S)                                                                            5,178,268
.........................................................................................................................
            39,400   PPL Corp.                                                                                 2,339,572
.........................................................................................................................
            15,500   Public Service Enterprise
                     Group, Inc.                                                                                 942,710
.........................................................................................................................
            44,500   Sempra Energy                                                                             1,838,295
.........................................................................................................................
            18,600   Wisconsin Energy Corp.                                                                      725,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,956,092
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $350,537,895)                                                                    $424,070,868
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (17.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government Guaranteed Mortgage Obligations (--%)
.........................................................................................................................
           $21,391   Government National Mortgage
                     Association Pass-Through
                     Certificates 7s, June 15, 2031                                                              $23,025
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (17.4%)
.........................................................................................................................
                     Federal Home Loan
                     Mortgage Corporation
.........................................................................................................................
        $8,031,007   6 1/2s, with due dates from
                     April 1, 2029 to October 1, 2034                                                         $8,324,086
.........................................................................................................................
         1,070,000   6s, TBA, July 1, 2035                                                                     1,096,834
.........................................................................................................................
         1,703,876   5 1/2s, with due dates from
                     November 1, 2018 to April 1, 2020                                                         1,752,121
.........................................................................................................................
         3,200,000   5 1/2s, TBA, July 1, 2035                                                                 3,244,250
.........................................................................................................................
                     Federal National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
            35,491   9s, with due dates from
                     January 1, 2027 to July 1, 2032                                                              39,677
.........................................................................................................................
            47,963   8s, with due dates from
                     October 1, 2025 to July 1, 2033                                                              52,067
.........................................................................................................................
           317,369   7 1/2s, with due dates from
                     September 1, 2022 to July 1, 2033                                                           340,939
.........................................................................................................................
         4,669,223   7s, with due dates from
                     January 1, 2026 to April 1, 2034                                                          4,932,348
.........................................................................................................................
           170,236   7s, with due dates from
                     June 1, 2007 to November 1, 2014                                                            178,555
.........................................................................................................................
         2,000,000   7s, TBA, July 1, 2035                                                                     2,108,750
.........................................................................................................................
        12,984,112   6 1/2s, with due dates from
                     April 1, 2024 to January 1, 2035                                                         13,459,998
.........................................................................................................................
            22,933   6 1/2s, February 1, 2016                                                                     23,912
.........................................................................................................................
           178,746   6s, with due dates from
                     December 1, 2031 to March 1, 2035                                                           183,518
.........................................................................................................................
             9,795   6s, with due dates from
                     April 1, 2016 to November 1, 2016                                                            10,139
.........................................................................................................................
        30,982,914   5 1/2s, with due dates from
                     April 1, 2034 to June 1, 2035                                                            31,449,543
.........................................................................................................................
           885,482   5 1/2s, with due dates from
                     April 1, 2018 to December 1, 2019                                                           910,177
.........................................................................................................................
        10,920,000   5 1/2s, TBA, July 1, 2035                                                                11,068,444
.........................................................................................................................
           396,832   5s, with due dates from May 1, 2018
                     to April 1, 2020                                                                            401,898
.........................................................................................................................
        28,426,000   5s, TBA, July 1, 2035                                                                    28,423,780
.........................................................................................................................
        15,600,000   4 1/2s, TBA, July 1, 2020                                                                15,529,313
.........................................................................................................................
           858,311   4s, with due dates from May 1, 2019
                     to June 1, 2019                                                                             841,950
 -----------------------------------------------------------------------------------------------------------------------
                                                                                                             124,372,299
 -----------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and Agency
                     Mortgage Obligations
                     (cost $124,136,329)                                                                    $124,395,324
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (2.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $6,755,000   U.S. Treasury Bonds 6 1/4s,
                     May 15, 2030                                                                             $8,800,498
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
         2,145,000   4 1/4s, August 15, 2013                                                                   2,199,295
.........................................................................................................................
         4,217,000   3 1/4s, August 15, 2008                                                                   4,164,617
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations
                     (cost $14,158,086)                                                                      $15,164,410
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (9.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $108,000   Amresco Commercial Mortgage Funding
                     I 144A Ser. 97-C1, Class H, 7s, 2029                                                       $111,227
.........................................................................................................................
           160,000   Banc of America Commercial
                     Mortgage, Inc. Ser. 01-1, Class G,
                     7.324s, 2036                                                                                179,557
.........................................................................................................................
                     Banc of America Commercial
                     Mortgage, Inc. 144A
.........................................................................................................................
           100,000   Ser. 01-PB1, Class K, 6.15s, 2035                                                           105,416
.........................................................................................................................
        43,645,559   Ser. 05-1, Class XW, Interest only
                     (IO), 0.162s, 2042                                                                          256,549
.........................................................................................................................
                     Banc of America Large Loan 144A
.........................................................................................................................
           135,000   FRB Ser. 02-FL2A, Class L1, 6.16s, 2014                                                     135,008
.........................................................................................................................
           154,000   FRB Ser. 05-BOCA, Class L, 4.92s, 2016                                                      154,542
.........................................................................................................................
         7,960,149   Ser. 03-BBA2, Class X1A, IO,
                     0.718s, 2015                                                                                 22,833
.........................................................................................................................
            30,000   Banc of America Large Loan FRN
                     Ser. 04-BBA4, Class G, 3.92s, 2018                                                           30,038
.........................................................................................................................
           260,000   Banc of America Structured Security
                     Trust 144A Ser. 02-X1, Class A3,
                     5.436s, 2033                                                                                268,920
.........................................................................................................................
                     Bayview Commercial Asset Trust 144A
.........................................................................................................................
           282,064   FRB Ser. 05-1A, Class A1, 3.614s, 2035                                                      282,064
.........................................................................................................................
         1,170,739   Ser. 05-1A, IO, 0.775s, 2035                                                                 94,254
.........................................................................................................................
           953,467   Ser. 04-3, IO, 0.775s, 2035                                                                  74,117
.........................................................................................................................
         2,230,911   Ser. 04-2, IO, 0.72s, 2034                                                                  179,780
.........................................................................................................................
           151,000   Bear Stearns Commercial Mortgage
                     Securitization Corp. Ser. 00-WF2,
                     Class F, 8.453s, 2032                                                                       180,458
.........................................................................................................................
                     Bear Stearns Commercial Mortgage
                     Securitization Corp. 144A
.........................................................................................................................
           130,000   Ser. 04-ESA, Class K, 5.716s, 2016                                                          130,000
.........................................................................................................................
           100,000   Ser. 04-HS2A, Class G, 4.616s, 2016                                                         100,000
.........................................................................................................................
            73,000   Chase Commercial Mortgage
                     Securities Corp. Ser. 00-3,
                     Class A2, 7.319s, 2032                                                                       81,947
.........................................................................................................................
                     Chase Commercial Mortgage
                     Securities Corp. 144A
.........................................................................................................................
           580,000   Ser. 98-1, Class F, 6.56s, 2030                                                             628,706
.........................................................................................................................
           148,000   Ser. 98-1, Class G, 6.56s, 2030                                                             162,103
.........................................................................................................................
           227,000   Ser. 98-1, Class H, 6.34s, 2030                                                             201,231
.........................................................................................................................
        15,856,000   Citigroup Commercial Mortgage Trust
                     144A Ser. 05-C3, Class XC, IO,
                     0.055s, 2043                                                                                171,567
.........................................................................................................................
           490,500   Commercial Mortgage
                     Acceptance Corp. Ser. 97-ML1,
                     Class A3, 6.57s, 2030                                                                       508,853
.........................................................................................................................
                     Commercial Mortgage
                     Acceptance Corp. 144A
.........................................................................................................................
           260,000   Ser. 98-C1, Class F, 6.23s, 2031                                                            279,516
.........................................................................................................................
            91,000   Ser. 98-C2, Class F, 5.44s, 2030                                                             93,584
.........................................................................................................................
                     Commercial Mortgage Pass-Through
                     Certificates 144A
.........................................................................................................................
           211,000   FRB Ser. 01-J2A, Class A2F, 3.736s, 2034                                                    213,853
.........................................................................................................................
           360,000   Ser. 01-FL4A, Class D, 4.07s, 2013                                                          360,000
.........................................................................................................................
        11,270,000   Ser. 05-LP5, Class XC, IO, 0.049s, 2043                                                     118,335
.........................................................................................................................
           385,000   Crown Castle Towers, LLC 144A
                     Ser. 05-1A, Class D, 5.612s, 2035                                                           385,105
.........................................................................................................................
           216,000   CS First Boston Mortgage
                     Securities Corp. Ser. 97-C2,
                     Class F, 7.46s, 2035                                                                        237,688
.........................................................................................................................
                     CS First Boston Mortgage
                     Securities Corp. 144A
.........................................................................................................................
           137,000   FRB Ser. 03-TF2A, Class L, 7.22s, 2014                                                      136,604
.........................................................................................................................
           108,000   FRB Ser. 04-TF2A, Class J, 4.17s, 2016                                                      108,000
.........................................................................................................................
            50,000   FRB Ser. 05-TFLA, Class J, 4.17s, 2020                                                       50,000
.........................................................................................................................
            81,000   FRB Ser. 04-TF2A, Class H, 3.92s, 2019                                                       81,000
.........................................................................................................................
            50,000   FRB Ser. 05-TFLA, Class H, 3.97s, 2020                                                       50,000
.........................................................................................................................
         9,013,000   Ser. 01-CK1, Class AY, IO, 0.904s, 2035                                                     330,946
.........................................................................................................................
         9,329,000   Ser. 05-C2, Class AX, IO, 0.078s, 2037                                                      147,053
.........................................................................................................................
                     DLJ Commercial Mortgage Corp.
.........................................................................................................................
           292,000   Ser. 00-CF1, Class A1B, 7.62s, 2033                                                         331,161
.........................................................................................................................
           370,000   Ser. 99-CG2, Class B4, 6.1s, 2032                                                           384,346
.........................................................................................................................
           207,000   DLJ Commercial Mortgage Corp. 144A
                     Ser. 99-CG2, Class B3, 6.1s, 2032                                                           215,342
.........................................................................................................................
           120,000   DLJ Mortgage Acceptance Corp. 144A
                     Ser. 97-CF1, Class A3, 7.76s, 2030                                                          125,558
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           492,049   IFB Ser. 05-37, Class SU, 15.942s, 2035                                                     598,428
.........................................................................................................................
           320,967   IFB Ser. 04-10, Class QC, 15.342s, 2031                                                     366,226
.........................................................................................................................
           230,000   IFB Ser. 05-57, Class CD, 13.388s, 2035                                                     265,504
.........................................................................................................................
           476,318   IFB Ser. 05-45, Class DA, 12.267s, 2035                                                     550,157
.........................................................................................................................
           396,931   IFB Ser. 05-45, Class DC, 12.157s, 2035                                                     456,690
.........................................................................................................................
            30,869   IFB Ser. 02-36, Class SJ, 11.839s, 2029                                                      31,918
.........................................................................................................................
           420,000   IFB Ser. 05-57, Class DC, 11.733s, 2034                                                     478,175
.........................................................................................................................
           217,424   IFB Ser. 05-45, Class PC, 10.307s, 2034                                                     242,445
.........................................................................................................................
           693,746   IFB Ser. 04-79, Class SA, 10.713s, 2032                                                     749,411
.........................................................................................................................
           227,202   Ser. 04-T3, Class PT1, 9.89s, 2044                                                          251,243
.........................................................................................................................
           303,963   IFB Ser. 03-87, Class SP, 9.585s, 2032                                                      306,860
.........................................................................................................................
            51,648   Ser. 02-T12, Class A4, 9 1/2s, 2042                                                          56,207
.........................................................................................................................
           433,343   Ser. 02-T4, Class A4, 9 1/2s, 2041                                                          470,620
.........................................................................................................................
           105,727   Ser. 02-T6, Class A3, 9 1/2s, 2041                                                          114,629
.........................................................................................................................
           121,714   Ser. 03-W6, Class PT1, 9.43s, 2042                                                          132,716
.........................................................................................................................
           264,000   IFB Ser. 05-59, Class DQ, 9.15s, 2035                                                       274,395
.........................................................................................................................
           162,000   IFB Ser. 05-57, Class MN, 8.877s, 2035                                                      172,391
.........................................................................................................................
           590,001   Ser. 05-W1, Class 1A4, 7 1/2s, 2044                                                         632,917
.........................................................................................................................
           138,600   Ser. 04-W12, Class 1A4, 7 1/2s, 2044                                                        148,696
.........................................................................................................................
            65,062   Ser. 04-W14, Class 2A, 7 1/2s, 2044                                                          69,881
.........................................................................................................................
           652,210   Ser. 04-W8, Class 3A, 7 1/2s, 2044                                                          700,308
.........................................................................................................................
           288,678   Ser. 04-W11, Class 1A4, 7 1/2s, 2044                                                        309,803
.........................................................................................................................
           294,786   Ser. 04-W2, Class 5A, 7 1/2s, 2044                                                          316,526
.........................................................................................................................
           460,492   Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                                         493,693
.........................................................................................................................
           200,162   Ser. 04-T2, Class 1A4, 7 1/2s, 2043                                                         215,202
.........................................................................................................................
            67,624   Ser. 03-W4, Class 4A, 7 1/2s, 2042                                                           72,179
.........................................................................................................................
           182,595   Ser. 02-T18, Class A4, 7 1/2s, 2042                                                         195,423
.........................................................................................................................
           637,704   Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                         682,515
.........................................................................................................................
           827,310   Ser. 02-T16, Class A3, 7 1/2s, 2042                                                         885,287
.........................................................................................................................
           558,865   Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                         598,428
.........................................................................................................................
           478,973   Ser. 02-W6, Class 2A, 7 1/2s, 2042                                                          511,768
.........................................................................................................................
           244,848   Ser. 02-T12, Class A3, 7 1/2s, 2042                                                         261,623
.........................................................................................................................
           940,928   Ser. 02-W4, Class A5, 7 1/2s, 2042                                                        1,006,022
.........................................................................................................................
            83,949   Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                           89,225
.........................................................................................................................
            99,783   Ser. 02-14, Class A2, 7 1/2s, 2042                                                          106,628
.........................................................................................................................
           307,747   Ser. 01-T10, Class A2, 7 1/2s, 2041                                                         328,134
.........................................................................................................................
           138,775   Ser. 02-T4, Class A3, 7 1/2s, 2041                                                          148,015
.........................................................................................................................
           568,774   Ser. 02-T6, Class A2, 7 1/2s, 2041                                                          605,958
.........................................................................................................................
           356,932   Ser. 01-T12, Class A2, 7 1/2s, 2041                                                         380,775
.........................................................................................................................
           866,201   Ser. 01-T8, Class A1, 7 1/2s, 2041                                                          922,159
.........................................................................................................................
           935,718   Ser. 01-T7, Class A1, 7 1/2s, 2041                                                          995,234
.........................................................................................................................
            60,833   Ser. 01-T3, Class A1, 7 1/2s, 2040                                                           64,740
.........................................................................................................................
           146,969   Ser. 01-T1, Class A1, 7 1/2s, 2040                                                          156,787
.........................................................................................................................
            31,663   Ser. 99-T2, Class A1, 7 1/2s, 2039                                                           33,857
.........................................................................................................................
           120,147   Ser. 03-W10, Class 1A1, 7 1/2s, 2032                                                        128,289
.........................................................................................................................
           206,810   Ser. 02-T1, Class A3, 7 1/2s, 2031                                                          220,752
.........................................................................................................................
           245,439   Ser. 00-T6, Class A1, 7 1/2s, 2030                                                          261,050
.........................................................................................................................
           113,133   Ser. 02-W7, Class A5, 7 1/2s, 2029                                                          121,023
.........................................................................................................................
           663,430   Ser. 01-T4, Class A1, 7 1/2s, 2028                                                          712,791
.........................................................................................................................
           148,383   Ser. 02-W3, Class A5, 7 1/2s, 2028                                                          158,562
.........................................................................................................................
           382,591   Ser. 05-45, Class OX, IO, 7s, 2035                                                           61,062
.........................................................................................................................
         1,323,497   Ser. 04-W1, Class 2A2, 7s, 2033                                                           1,404,975
.........................................................................................................................
           175,841   Ser. 03-14, Class AI, IO, 7s, 2033                                                           28,398
.........................................................................................................................
           247,108   IFB Ser. 02-97, Class TW, IO,
                     6 1/2s, 2031                                                                                 37,525
.........................................................................................................................
            99,713   Ser. 318, Class 2, IO, 6s, 2032                                                              16,435
.........................................................................................................................
           858,526   Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                                       80,084
.........................................................................................................................
         3,971,358   Ser. 350, Class 2, IO, 5 1/2s, 2034                                                         683,168
.........................................................................................................................
           643,897   Ser. 03-71, Class IE, IO, 5 1/2s, 2033                                                      105,542
.........................................................................................................................
         3,249,982   Ser. 338, Class 2, IO, 5 1/2s, 2033                                                         571,185
.........................................................................................................................
         7,237,917   Ser. 333, Class 2, IO, 5 1/2s, 2033                                                       1,275,363
.........................................................................................................................
         8,432,961   Ser. 329, Class 2, IO, 5 1/2s, 2033                                                       1,478,380
.........................................................................................................................
           888,120   Ser. 331, Class 1, IO, 5 1/2s, 2032                                                         140,157
.........................................................................................................................
           989,646   Ser. 03-26, Class OI, IO, 5 1/2s, 2032                                                      126,547
.........................................................................................................................
           491,290   Ser. 03-8, Class IP, IO, 5 1/2s, 2028                                                        19,992
.........................................................................................................................
           488,104   Ser. 03-14, Class XI, IO, 5 1/4s, 2033                                                       58,015
.........................................................................................................................
           469,765   Ser. 03-14, Class TI, IO, 5s, 2033                                                           52,485
.........................................................................................................................
           372,564   Ser. 03-24, Class UI, IO, 5s, 2031                                                           45,151
.........................................................................................................................
           741,413   IFB Ser. 02-89, Class S, IO,
                     4.886s, 2033                                                                                 67,654
.........................................................................................................................
            66,883   IFB Ser. 02-36, Class QH, IO,
                     4.736s, 2029                                                                                  1,968
.........................................................................................................................
           789,773   Ser. 343, Class 25, IO, 4 1/2s, 2018                                                        107,991
.........................................................................................................................
           258,403   IFB Ser. 02-92, Class SB, IO,
                     4.036s, 2030                                                                                 16,737
.........................................................................................................................
           235,722   IFB Ser. 97-44, Class SN, IO,
                     3.89s, 2023                                                                                  20,312
.........................................................................................................................
           539,865   IFB Ser. 05-52, Class DC, IO,
                     3.886s, 2035                                                                                 41,519
.........................................................................................................................
           821,074   IFB Ser. 04-24, Class CS, IO,
                     3.836s, 2034                                                                                 75,949
.........................................................................................................................
         1,249,840   IFB Ser. 03-122, Class SA, IO,
                     3.786s, 2028                                                                                 82,313
.........................................................................................................................
         1,330,711   IFB Ser. 03-122, Class SJ, IO,
                     3.786s, 2028                                                                                 86,718
.........................................................................................................................
         3,775,000   Ser. 05-65, Class KI, IO, 3.76s, 2035                                                       232,600
.........................................................................................................................
         2,228,675   IFB Ser. 04-64, Class SW, IO,
                     3.736s, 2034                                                                                144,864
.........................................................................................................................
         1,116,002   IFB Ser. 04-65, Class ST, IO,
                     3.736s, 2034                                                                                 72,540
.........................................................................................................................
         1,562,226   IFB Ser. 04-60, Class SW, IO,
                     3.736s, 2034                                                                                142,553
.........................................................................................................................
           743,000   IFB Ser. 05-62, Class FS, IO,
                     3.66s, 2034                                                                                  58,860
.........................................................................................................................
         1,990,000   IFB Ser. 05-57, Class DI, IO,
                     3.61s, 2035                                                                                 163,214
.........................................................................................................................
           900,000   IFB Ser. 05-57, Class CI, IO,
                     3.57s, 2035                                                                                  60,085
.........................................................................................................................
           295,479   IFB Ser. 05-42, Class PQ, IO,
                     3.486s, 2035                                                                                 27,050
.........................................................................................................................
         1,324,758   IFB Ser. 05-42, Class SA, IO,
                     3.486s, 2035                                                                                 99,799
.........................................................................................................................
           806,216   IFB Ser. 05-29, Class SD, IO,
                     3.436s, 2035                                                                                 62,104
.........................................................................................................................
           591,846   IFB Ser. 05-17, Class ES, IO,
                     3.436s, 2035                                                                                 61,774
.........................................................................................................................
           277,941   IFB Ser. 05-17, Class SY, IO,
                     3.436s, 2035                                                                                 27,620
.........................................................................................................................
         2,840,686   IFB Ser. 05-45, Class EW, IO 3.406s, 2035                                                   165,200
.........................................................................................................................
         2,567,390   IFB Ser. 05-45, Class SR, IO 3.406s, 2035                                                   140,995
.........................................................................................................................
         1,782,103   IFB Ser. 05-54, Class SA, IO,
                     3.386s, 2035                                                                                102,471
.........................................................................................................................
         1,017,824   IFB Ser. 05-23, Class SG, IO,
                     3.386s, 2035                                                                                 79,199
.........................................................................................................................
         1,302,745   IFB Ser. 05-29, Class SX, IO,
                     3.386s, 2035                                                                                 87,528
.........................................................................................................................
           906,462   IFB Ser. 05-17, Class SA, IO,
                     3.386s, 2035                                                                                 75,916
.........................................................................................................................
           999,160   IFB Ser. 05-17, Class SE, IO,
                     3.386s, 2035                                                                                 78,840
.........................................................................................................................
         1,715,713   IFB Ser. 04-38, Class SI, IO,
                     3.256s, 2033                                                                                 89,248
.........................................................................................................................
           827,711   IFB Ser. 04-72, Class SB, IO,
                     3.186s, 2034                                                                                 41,386
.........................................................................................................................
           626,000   IFB Ser. 05-58, Class IK, IO,
                     2.81s, 2035                                                                                  31,104
.........................................................................................................................
         1,894,356   Ser. 03-W12, Class 2, IO, 2.216s, 2043                                                       91,720
.........................................................................................................................
         6,405,350   Ser. 03-W10, Class 1, IO, 1.975s, 2043                                                      290,242
.........................................................................................................................
         1,163,024   Ser. 03-W10, Class 3, IO, 1.942s, 2043                                                       54,153
.........................................................................................................................
         4,540,047   Ser. 03-W8, Class 12, IO, 1.64s, 2042                                                       173,771
.........................................................................................................................
           153,975   Ser. 03-W3, Class 2IO2, IO, 1.475s, 2042                                                        981
.........................................................................................................................
         1,874,294   Ser. 03-W6, Class 11, IO, 1.42s, 2042                                                        12,403
.........................................................................................................................
         1,664,551   Ser. 03-W17, Class 12, IO, 1.156s, 2033                                                      47,318
.........................................................................................................................
         6,681,484   Ser. 03-T2, Class 2, IO, 0.928s, 2042                                                       120,299
.........................................................................................................................
         1,934,230   Ser. 03-W6, Class 51, IO, 0.682s, 2042                                                       27,887
.........................................................................................................................
           600,618   Ser. 03-W3, Class 2IO1, IO, 0.672s, 2042                                                      8,573
.........................................................................................................................
         2,311,243   Ser. 03-W8, Class 11, IO, 0.66s, 2042                                                         1,789
.........................................................................................................................
         3,434,491   Ser. 01-T12, Class IO, 0.57s, 2041                                                           38,825
.........................................................................................................................
         3,627,082   Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                         33,691
.........................................................................................................................
         1,698,121   Ser. 03-W6, Class 21, IO, 0.455s, 2042                                                          252
.........................................................................................................................
         6,948,777   Ser. 03-W3, Class 1, IO, 0.435s, 2042                                                        66,209
.........................................................................................................................
         2,667,378   Ser. 02-T1, Class IO, IO, 0.419s,  2031                                                      23,067
.........................................................................................................................
         2,742,822   Ser. 03-W6, Class 3, IO, 0.365s, 2042                                                        21,617
.........................................................................................................................
         2,901,112   Ser. 03-W6, Class 23, IO, 0.352s, 2042                                                       21,293
.........................................................................................................................
         2,679,347   Ser. 03-W4, Class 3A, IO, 0.285s, 2042                                                       21,770
.........................................................................................................................
           113,000   Ser. 05-65, Class KO, Principal
                     only (PO), zero %, 2035                                                                     100,562
.........................................................................................................................
         2,388,087   Ser. 354, Class 1, PO, zero %, 2034                                                       2,000,884
.........................................................................................................................
         3,136,083   Ser. 352, Class 1, PO, zero %, 2034                                                       2,626,737
.........................................................................................................................
         3,719,085   Ser. 353, Class 1, PO, zero %, 2034                                                       2,959,630
.........................................................................................................................
           601,000   FRB Ser. 05-57, Class UL, zero %, 2035                                                      606,386
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
            53,679   Ser. T-42, Class A6, 9 1/2s, 2042                                                            58,373
.........................................................................................................................
         1,005,864   Ser. T-60, Class 1A3, 7 1/2s, 2044                                                        1,075,803
.........................................................................................................................
           490,824   Ser. T-59, Class 1A3, 7 1/2s, 2043                                                          527,368
.........................................................................................................................
           267,843   Ser. T-58, Class 4A, 7 1/2s, 2043                                                           286,028
.........................................................................................................................
           779,756   Ser. T-57, Class 1A3, 7 1/2s, 2043                                                          835,313
.........................................................................................................................
           385,122   Ser. T-51, Class 2A, 7 1/2s, 2042                                                           410,252
.........................................................................................................................
           152,345   Ser. T-42, Class A5, 7 1/2s, 2042                                                           162,699
.........................................................................................................................
           104,936   Ser. T-41, Class 3A, 7 1/2s, 2032                                                           111,812
.........................................................................................................................
         2,873,106   Ser. T-56, Class A, IO, 1.014s, 2043                                                         39,505
.........................................................................................................................
         2,102,257   Ser. T-56, Class 3, IO, 0.354s, 2043                                                         19,709
.........................................................................................................................
         2,497,768   Ser. T-56, Class 1, IO, 0.284s, 2043                                                         17,953
.........................................................................................................................
         2,398,209   Ser. T-56, Class 2, IO, 0.038s, 2043                                                          5,246
.........................................................................................................................
           898,709   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                          1,027,581
.........................................................................................................................
         4,129,831   First Union National Bank-Bank
                     of America Commercial Mortgage 144A
                     Ser. 01-C1, Class 3, IO, 2s, 2033                                                           317,799
.........................................................................................................................
                     First Union-Lehman Brothers
                     Commercial Mortgage Trust II
.........................................................................................................................
           346,000   Ser. 97-C2, Class F, 7 1/2s, 2029                                                           409,019
.........................................................................................................................
           372,384   Ser. 97-C1, Class A3, 7.38s, 2029                                                           383,083
.........................................................................................................................
           177,000   First Union-Lehman Brothers-Bank
                     of America 144A Ser. 98-C2,
                     Class G, 7s, 2035                                                                           201,513
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           631,468   IFB Ser. 2763, Class SC, 15.72s, 2032                                                       719,267
.........................................................................................................................
           368,000   IFB Ser. 2990, Class DP, 12.943s, 2035                                                      411,378
.........................................................................................................................
           371,000   IFB Ser. 2990, Class SL, 12.687s, 2034                                                      425,108
.........................................................................................................................
           175,624   IFB Ser. 2976, Class LC, 12.613s, 2035                                                      201,301
.........................................................................................................................
           413,114   IFB Ser. 2976, Class KL, 12.577s, 2035                                                      472,183
.........................................................................................................................
           105,280   IFB Ser. 2967, Class DS, 10.44s, 2035                                                       108,981
.........................................................................................................................
           441,000   IFB Ser. 2990, Class LB, 9.048s, 2035                                                       451,611
.........................................................................................................................
           113,000   IFB Ser. 2990, Class ND, 9.042s, 2035                                                       116,378
.........................................................................................................................
           293,000   IFB Ser. 2990, Class WP, 8.72s, 2035                                                        304,330
.........................................................................................................................
           700,000   IFB Ser. 2945, Class SA, 6.498s, 2020                                                       705,151
.........................................................................................................................
           847,612   Ser. 2778, Class TI, IO, 6s, 2033                                                           131,512
.........................................................................................................................
           297,557   Ser. 224, IO, 6s, 2033                                                                       47,609
.........................................................................................................................
           207,517   Ser. 216, IO, 6s, 2032                                                                       33,166
.........................................................................................................................
         2,047,332   Ser. 226, IO, 5 1/2s, 2034                                                                  368,386
.........................................................................................................................
           820,896   Ser. 223, IO, 5 1/2s, 2032                                                                  136,982
.........................................................................................................................
           281,442   Ser. 2581, Class IH, IO, 5 1/2s, 2031                                                        62,782
.........................................................................................................................
           141,686   Ser. 2664, Class UD, IO, 5 1/2s, 2028                                                        21,518
.........................................................................................................................
           741,147   IFB Ser. 2927, Class SI, IO, 5.28s, 2035                                                    104,644
.........................................................................................................................
           154,762   IFB Ser. 2538, Class SH, IO, 4.33s, 2032                                                     11,865
.........................................................................................................................
           802,891   IFB Ser. 2828, Class GI, IO, 4.28s, 2034                                                    101,212
.........................................................................................................................
           310,099   IFB Ser. 2802, Class SM, IO, 4.13s, 2032                                                     20,287
.........................................................................................................................
           443,998   IFB Ser. 2869, Class SH, IO, 4.08s, 2034                                                     39,645
.........................................................................................................................
         2,102,599   IFB Ser. 2869, Class JS, IO, 4.03s, 2034                                                    184,713
.........................................................................................................................
           417,851   IFB Ser. 2882, Class SL, IO, 3.98s, 2034                                                     42,542
.........................................................................................................................
           414,872   IFB Ser. 2682, Class TQ, IO, 3.83s, 2033                                                     28,522
.........................................................................................................................
           766,519   IFB Ser. 2815, Class PT, IO, 3.83s, 2032                                                     70,076
.........................................................................................................................
         1,154,665   IFB Ser. 2594, Class OS, IO, 3.83s, 2032                                                     69,821
.........................................................................................................................
           691,000   IFB Ser. 2990, Class LI, IO, 3.54s, 2035                                                     55,071
.........................................................................................................................
         1,405,227   IFB Ser. 2922, Class SE, IO, 3.53s, 2035                                                     82,627
.........................................................................................................................
         2,002,602   IFB Ser. 2924, Class SA, IO, 3.48s, 2035                                                    117,653
.........................................................................................................................
           593,742   IFB Ser. 2927, Class ES, IO, 3.48s, 2035                                                     48,936
.........................................................................................................................
           814,205   IFB Ser. 2950, Class SM, IO, 3.48s, 2016                                                     68,190
.........................................................................................................................
         2,351,105   IFB Ser. 2962, Class BS, IO, 3.43s, 2035                                                    147,766
.........................................................................................................................
           278,069   IFB Ser. 2863, Class SX, IO, 3.28s, 2031                                                     15,641
.........................................................................................................................
         4,830,284   Ser. 228, PO, zero %, 2035                                                                4,160,275
.........................................................................................................................
           192,908   Ser. 2696, PO, zero %, 2033                                                                 160,097
.........................................................................................................................
           181,000   FRB Ser. 2992, Class WM, zero %, 2035                                                       187,389
.........................................................................................................................
         6,762,000   GE Capital Commercial
                     Mortgage Corp. 144A Ser. 05-C2,
                     Class XC, IO, 0.044s, 2043                                                                   59,756
.........................................................................................................................
           187,890   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 5.47s, 2014                                                                       188,066
.........................................................................................................................
                     GMAC Commercial Mortgage
                     Securities, Inc.
.........................................................................................................................
           131,000   Ser. 99-C3, Class F, 8.032s, 2036                                                           138,731
.........................................................................................................................
           828,000   Ser. 03-C2, Class A2, 5.446s, 2040                                                          880,268
.........................................................................................................................
           171,000   Ser. 04-C2, Class A4, 5.301s, 2038                                                          180,010
.........................................................................................................................
        12,420,000   Ser. 05-C1, Class X1, IO, 0.095s, 2043                                                      231,419
.........................................................................................................................
                     GMAC Commercial Mortgage
                     Securities, Inc. 144A
.........................................................................................................................
           201,000   Ser. 99-C3, Class G, 6.974s, 2036                                                           162,694
.........................................................................................................................
            48,308   FRN Ser. 02-FL1A, Class D, 5.96s, 2014                                                       48,533
.........................................................................................................................
                     Government National
                     Mortgage Association
.........................................................................................................................
           491,881   IFB Ser. 05-7, Class JM, 9.548s, 2034                                                       532,121
.........................................................................................................................
           593,554   Ser. 05-13, Class PI, IO, 5 1/2s, 2033                                                       84,741
.........................................................................................................................
           528,894   Ser. 05-13, Class MI, IO, 5 1/2s, 2032                                                       68,266
.........................................................................................................................
           950,083   IFB Ser. 04-86, Class SW, IO, 3.49s, 2034                                                    59,800
.........................................................................................................................
         2,370,106   IFB Ser. 05-28, Class SA, IO, 2.94s, 2035                                                    99,619
.........................................................................................................................
           938,238   IFB Ser. 04-11, Class SA, IO, 2.24s, 2034                                                    36,153
.........................................................................................................................
                     GS Mortgage Securities Corp. II 144A
.........................................................................................................................
            75,000   FRB Ser. 03-FL6A, Class L, 6.47s, 2015                                                       75,422
.........................................................................................................................
        14,427,000   Ser. 05-GG4, Class XC, IO, 0.107s, 2039                                                     292,868
.........................................................................................................................
                     JP Morgan Chase Commercial Mortgage
                     Securities Corp. 144A
.........................................................................................................................
         4,411,320   Ser. 04-FL1A, Class X1A, IO,
                     1.063s, 2019                                                                                 38,290
.........................................................................................................................
        20,915,000   Ser. 05-LDP2, Class X1, IO, 0.048s, 2042                                                    351,205
.........................................................................................................................
         5,130,161   Ser. 05-LDP1, Class X1, IO, 0.038s, 2046                                                     49,737
.........................................................................................................................
                     LB Commercial Conduit Mortgage
                     Trust 144A
.........................................................................................................................
            90,000   Ser. 99-C1, Class F, 6.41s, 2031                                                             94,901
.........................................................................................................................
            97,000   Ser. 99-C1, Class G, 6.41s, 2031                                                             94,529
.........................................................................................................................
            84,000   Ser. 98-C4, Class G, 5.6s, 2035                                                              83,997
.........................................................................................................................
           143,000   Ser. 98-C4, Class H, 5.6s, 2035                                                             138,928
.........................................................................................................................
                     LB-UBS Commercial Mortgage
                     Trust 144A
.........................................................................................................................
         7,858,000   Ser. 05-C3, Class XCL, IO, 0.133s, 2040                                                     173,953
.........................................................................................................................
        28,343,000   Ser. 05-C2, Class XCL, IO, 0.111s, 2040                                                     325,927
.........................................................................................................................
                     Lehman Brothers Floating Rate
                     Commercial Mortgage Trust 144A
.........................................................................................................................
           220,000   FRB Ser. 03-LLFA, Class L, 6.966s, 2014                                                     213,597
.........................................................................................................................
           137,000   FRB Ser. 04-LLFA, Class H, 4.17s, 2017                                                      137,521
.........................................................................................................................
            72,845   FRB Ser. 03-C4, Class A, 3.81s, 2015                                                         72,868
.........................................................................................................................
                     Merrill Lynch Mortgage
                     Investors, Inc.
.........................................................................................................................
            82,000   Ser. 98-C3, Class E, 7.139s, 2030                                                            92,235
.........................................................................................................................
            15,482   Ser. 96-C2, Class A3, 6.96s, 2028                                                            15,767
.........................................................................................................................
         9,588,000   Merrill Lynch Mortgage Trust
                     Ser. 05-MCP1, Class XC, 0.049s, 2043                                                        129,751
.........................................................................................................................
           326,756   Mezz Cap Commercial Mortgage Trust
                     144A Ser. 04-C2, Class X, IO, 6s, 2040                                                      125,839
.........................................................................................................................
                     Morgan Stanley Capital I 144A
.........................................................................................................................
           130,000   Ser. 96-C1, Class E, 7.345s, 2028                                                           132,027
.........................................................................................................................
            74,000   Ser. 98-HF1, Class F, 7.18s, 2030                                                            78,689
.........................................................................................................................
           220,000   Ser. 04-RR, Class F5, 6s, 2039                                                              192,426
.........................................................................................................................
           230,000   Ser. 04-RR, Class F6, 6s, 2039                                                              194,255
.........................................................................................................................
        14,742,955   Ser. 05-HQ5, Class X1, IO, 0.047s, 2042                                                     124,970
.........................................................................................................................
            89,481   Morgan Stanley Dean Witter Capital
                     I Ser. 00-LIF2, Class A1, 6.96s, 2033                                                        93,763
.........................................................................................................................
           124,000   Mortgage Capital Funding, Inc. FRB
                     Ser. 98-MC2, Class E, 7.263s, 2030                                                          133,061
.........................................................................................................................
           319,000   Permanent Financing PLC FRB Ser. 8,
                     Class 2C, 3.818s, 2042
                     (United Kingdom)                                                                            319,000
.........................................................................................................................
                     PNC Mortgage Acceptance Corp. 144A
.........................................................................................................................
           490,000   Ser. 99-CM1, Class B3, 7.1s, 2032                                                           529,252
.........................................................................................................................
           146,000   Ser. 00-C1, Class J, 6 5/8s, 2010                                                           140,345
.........................................................................................................................
           127,000   Ser. 00-C2, Class J, 6.22s, 2033                                                            130,468
.........................................................................................................................
                     Pure Mortgages 144A
.........................................................................................................................
           343,000   FRB Ser. 04-1A, Class F, 6.82s,
                     2034 (Ireland)                                                                              343,000
.........................................................................................................................
           135,000   Ser. 04-1A, Class E, 4.57s, 2034
                     (Ireland)                                                                                   135,000
.........................................................................................................................
           128,462   Salomon Brothers Mortgage
                     Securities VII Ser. 96-C1, Class E,
                     8.42s, 2028                                                                                 129,245
.........................................................................................................................
           932,588   Salomon Brothers Mortgage
                     Securities VII 144A Ser. 03-CDCA,
                     Class X3CD, IO, 1.06s, 2015                                                                  15,894
.........................................................................................................................
           250,000   Starwood Asset Receivables Trust
                     FRN Ser. 02-1A, Class F, 4.655s, 2020                                                       250,150
.........................................................................................................................
                     STRIPS 144A
.........................................................................................................................
           100,000   Ser. 03-1A, Class L, 5s, 2018
                     (Cayman Islands)                                                                             88,680
.........................................................................................................................
            62,000   Ser. 03-1A, Class M, 5s, 2018
                     (Cayman Islands)                                                                             52,494
.........................................................................................................................
            41,000   Ser. 04-1A, Class L, 5s, 2018
                     (Cayman Islands)                                                                             36,359
.........................................................................................................................
            15,749   TIAA Real Estate CDO, Ltd.
                     Ser. 01-C1A, Class A1, 5.77s, 2016                                                           15,806
.........................................................................................................................
           943,000   Wachovia Bank Commercial Mortgage
                     Trust Ser. 05-C17, Class A4,
                     5.083s, 2042                                                                                974,345
.........................................................................................................................
           100,000   Wachovia Bank Commercial Mortgage
                     Trust 144A FRB Ser. 05-WL5A,
                     Class L, 6.52s, 2018                                                                         99,014
.........................................................................................................................
            30,000   Washington Mutual Asset
                     Securities Corp. 144A Ser. 05-C1A,
                     Class G, 5.72s, 2036                                                                         30,608
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized
                     Mortgage Obligations
                     (cost $71,121,693)                                                                      $69,680,194
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (9.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $358,285   Aames Mortgage Investment Trust FRN
                     Ser. 04-1, Class 2A1, 3.654s, 2034                                                         $358,285
.........................................................................................................................
           466,000   Aames Mortgage Trust Ser. 03-1,
                     Class A, IO, 6s, 2005                                                                         8,878
.........................................................................................................................
            26,795   Aames Mortgage Trust 144A
                     Ser. 03-1N, Class A, 7 1/2s, 2033                                                            26,769
.........................................................................................................................
           257,271   ABFS Mortgage Loan Trust Ser. 03-1,
                     Class A, IO, 4s, 2005                                                                         2,213
.........................................................................................................................
           414,852   ABSC NIMS Trust 144A Ser. 05-HE2,
                     Class A1, 4 1/2s, 2035
                     (Cayman Islands)                                                                            413,504
.........................................................................................................................
           644,000   Ace Securities Corp. Ser. 03-FM1,
                     Class A, IO, 3 1/2s, 2005                                                                     7,148
.........................................................................................................................
           287,000   Adjustable Rate Mortgage Trust
                     Ser. 05-7, Class 1A1, 4.981s, 2035                                                          289,153
.........................................................................................................................
           217,000   Advanta Business Card Master Trust
                     FRN Ser. 04-C1, Class C, 4.31s, 2013                                                        220,646
.........................................................................................................................
            41,580   Advanta Mortgage Loan Trust
                     Ser. 00-1, Class A4, 8.61s, 2028                                                             42,152
.........................................................................................................................
                     Aegis Asset Backed Securities Trust 144A
.........................................................................................................................
            40,748   Ser. 04-2N, Class N1, 4 1/2s, 2034                                                           40,666
.........................................................................................................................
            65,879   Ser. 04-4N, Class Note, 5s, 2034                                                             65,879
.........................................................................................................................
            60,711   Ser. 04-5N, Class Note, 5s, 2034                                                             60,654
.........................................................................................................................
            89,691   Ser. 04-6N, Class Note, 4 3/4s,
                     2035                                                                                         89,200
.........................................................................................................................
           442,845   AFC Home Equity Loan Trust
                     Ser. 99-2, Class 1A, 3.724s, 2029                                                           442,845
.........................................................................................................................
         1,205,507   American Express Credit Account
                     Master Trust 144A Ser. 04-C,
                     Class C, 3.72s, 2012                                                                      1,205,695
.........................................................................................................................
                     American Home Mortgage
                     Investment Trust
.........................................................................................................................
           766,592   FRB Ser. 04-3, Class 2A, 3.59s,
                     2034                                                                                        760,272
.........................................................................................................................
           583,416   FRB Ser. 05-1, Class 5A1, 5.001s,
                     2045                                                                                        588,065
.........................................................................................................................
           307,602   FRB Ser. 04-3, Class 3A,
                     3.71s, 2034                                                                                 305,376
.........................................................................................................................
           200,000   Americredit Automobile Receivables
                     Trust 144A Ser. 05-1, Class E,
                     5.82s, 2012                                                                                 200,540
.........................................................................................................................
                     Ameriquest Finance NIM Trust 144A
.........................................................................................................................
            26,743   Ser. 04-IAN, Class 1A, 5.437s, 2034
                     (Cayman Islands)                                                                             26,743
.........................................................................................................................
           108,034   Ser. 04-RN9, Class N1, 4.8s, 2034
                     (Cayman Islands)                                                                            108,034
.........................................................................................................................
                     Ameriquest Mortgage
                     Securities, Inc.
.........................................................................................................................
           573,936   Ser. 03-12, Class S, IO, 5s, 2006                                                            17,936
.........................................................................................................................
           352,243   Ser. 03-6, Class S, IO, 5s, 2033                                                              5,600
.........................................................................................................................
           406,851   Ser. 03-8, Class S, IO, 5s, 2006                                                              7,608
.........................................................................................................................
             4,888   AQ Finance NIM Trust 144A
                     Ser. 03-N9A, Class Note, 7.385s,
                     2033 (Cayman Islands)                                                                         4,900
.........................................................................................................................
           137,110   Arcap REIT, Inc. 144A Ser. 04-1A,
                     Class E, 6.42s, 2039                                                                        142,702
.........................................................................................................................
                     Argent NIM Trust 144A
.........................................................................................................................
               432   Ser. 03-N8, Class A, 5.56s, 2034
                     (Cayman Islands)                                                                                432
.........................................................................................................................
            15,486   Ser. 04-WN2, Class A, 4.55s, 2034
                     (Cayman Islands)                                                                             15,645
.........................................................................................................................
             7,116   Ser. 04-WN4, Class A, 4.459s, 2034
                     (Cayman Islands)                                                                              7,095
.........................................................................................................................
            40,880   Ser. 04-WN9, Class A, 5.19s, 2034
                     (Cayman Islands)                                                                             40,861
.........................................................................................................................
                     Asset Backed Funding Corp. NIM
                     Trust 144A
.........................................................................................................................
             3,709   Ser. 03-OPT1, Class Note, 6.9s, 2033                                                          3,709
.........................................................................................................................
            31,900   Ser. 03-WMC1, Class Note, 6.9s, 2033                                                         31,946
.........................................................................................................................
            39,657   Ser. 04-0PT1, Class N1, 4.55s, 2033
                     (Cayman Islands)                                                                             39,409
.........................................................................................................................
            88,616   Ser. 04-0PT5, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                             88,616
.........................................................................................................................
            80,572   Ser. 04-AHL1, Class Note, 5.6s, 2033                                                         80,569
.........................................................................................................................
            90,519   Ser. 04-FF1, Class N1, 5s, 2034
                     (Cayman Islands)                                                                             90,638
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
           558,225   Ser. 03-HE5, Class A, IO, 4s, 2033                                                           12,069
.........................................................................................................................
            24,781   FRB Ser. 04-HE1, Class A3, 3.62s, 2034                                                       24,802
.........................................................................................................................
           143,114   FRB Ser. 04-HE9, Class A2, 3.684s, 2034                                                     143,348
.........................................................................................................................
           191,296   FRB Ser. 05-HE1, Class A3, 3.604s, 2035                                                     191,296
.........................................................................................................................
           105,570   Aviation Capital Group Trust 144A
                     FRB Ser. 03-2A, Class G1, 3.96s, 2033                                                       105,726
.........................................................................................................................
            35,910   Banc of America Funding Corp. 144A
                     Ser. 04-NIM1, Class Note, 6s, 2034                                                           35,910
.........................................................................................................................
           130,000   Bank One Issuance Trust FRB
                     Ser. 03-C4, Class C4, 4.25s, 2011                                                           132,498
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
           761,055   Ser. 03-DA, Class A, IO, 4s, 2006                                                            10,346
.........................................................................................................................
           941,452   Ser. 03-E, Class A, IO, 4s, 2006                                                             14,089
.........................................................................................................................
         2,938,345   Ser. 04-A, Class A, IO, 3.938s, 2006                                                         97,721
.........................................................................................................................
           683,452   Ser. 04-B, Class A1, 3.82s, 2039                                                            683,452
.........................................................................................................................
         2,924,054   Ser. 04-D, Class A, IO, 3 1/2s, 2007                                                        121,822
.........................................................................................................................
         6,391,888   Ser. 05-B, Class A, IO, 2.791s, 2039                                                        234,787
.........................................................................................................................
           569,000   FRB Ser. 03-G, Class A1, 3.92s, 2039                                                        569,000
.........................................................................................................................
           357,739   FRN Ser. 03-F, Class A, 3.82s, 2043                                                         358,735
.........................................................................................................................
         1,978,800   144A Ser. 03-CA, Class A, IO, 4s, 2005                                                       25,772
.........................................................................................................................
           543,925   FRN Ser. 04-D, Class A, 3.71s, 2044                                                         543,925
.........................................................................................................................
         3,341,211   Bayview Financial Asset Trust
                     Ser. 03-X, Class A, IO, 0.62s, 2006                                                          56,549
.........................................................................................................................
                     Bayview Financial Asset Trust 144A
.........................................................................................................................
         7,736,957   Ser. 03-Z, Class AIO1, IO, 0.426s, 2005                                                      10,039
.........................................................................................................................
           140,080   FRB Ser. 03-SSRA, Class A, 4.014s, 2038                                                     140,892
.........................................................................................................................
           140,080   FRB Ser. 03-SSRA, Class M, 4.664s, 2038                                                     141,607
.........................................................................................................................
           301,041   FRB Ser. 04-SSRA, Class A1, 3.914s, 2039                                                    302,335
.........................................................................................................................
                     Bear Stearns Alternate Trust
.........................................................................................................................
           526,226   Ser. 04-11, Class 2A2, 4.955s, 2034                                                         529,644
.........................................................................................................................
         1,136,705   Ser. 04-12, Class 2A2, 5.069s, 2035                                                       1,146,482
.........................................................................................................................
           176,031   Ser. 04-9, Class 1A1, 5.065s, 2034                                                          177,413
.........................................................................................................................
           224,323   Ser. 05-2, Class 2A2A, 4.914s, 2035                                                         225,562
.........................................................................................................................
         1,192,483   Ser. 05-3, Class 2A1, 5.064s, 2035                                                        1,203,141
.........................................................................................................................
         1,050,884   Ser. 05-4, Class 22A2, 5.27s, 2035                                                        1,063,997
.........................................................................................................................
           711,378   Ser. 05-5, Class 21A1, 4.697s, 2035                                                         713,824
.........................................................................................................................
                     Bear Stearns Asset Backed
                     Securities NIM Trust 144A
.........................................................................................................................
            85,769   Ser. 04-FR1, Class A1, 5s, 2034
                     (Cayman Islands)                                                                             85,769
.........................................................................................................................
           115,154   Ser. 04-HE10, Class A1, 4 1/4s,
                     2034 (Cayman Islands)                                                                       114,560
.........................................................................................................................
            50,000   Ser. 04-HE10, Class A2, 5s, 2034
                     (Cayman Islands)                                                                             49,875
.........................................................................................................................
           106,758   Ser. 04-HE6, Class A1, 5 1/4s, 2034
                     (Cayman Islands)                                                                            106,758
.........................................................................................................................
            60,523   Ser. 04-HE7N, Class A1, 5 1/4s, 2034                                                         60,523
.........................................................................................................................
            26,522   Ser. 04-HE8N, Class A1, 5s, 2034                                                             26,497
.........................................................................................................................
                     Bear Stearns Asset Backed
                     Securities, Inc.
.........................................................................................................................
           698,400   Ser. 03-AC1, Class A, IO, 5s, 2005                                                            5,765
.........................................................................................................................
           953,600   Ser. 03-AC4, Class A, IO, 5s, 2006                                                           21,439
.........................................................................................................................
           136,386   FRB Ser. 03-1, Class A1, 3.814s, 2042                                                       136,386
.........................................................................................................................
           238,000   FRB Ser. 03-3, Class A2, 3.904s, 2043                                                       239,041
.........................................................................................................................
            60,000   Capital One Multi-Asset Execution
                     Trust FRB Ser. 02-C1, Class C1,
                     5.97s, 2010                                                                                  63,066
.........................................................................................................................
            60,875   CARMAX Auto Owner Trust Ser. 04-2,
                     Class D, 3.67s, 2011                                                                         60,277
.........................................................................................................................
                     CARSSX Finance, Ltd. 144A
.........................................................................................................................
            66,583   FRB Ser. 04-AA, Class B3, 6.57s,
                     2011 (Cayman Islands)                                                                        67,155
.........................................................................................................................
           201,113   FRB Ser. 04-AA, Class B4, 8.72s,
                     2011 (Cayman Islands)                                                                       203,957
.........................................................................................................................
           315,000   CDO Repackaging Trust Series 144A
                     FRB Ser. 03-2, Class A, 7.541s, 2008                                                        340,988
.........................................................................................................................
                     Centex Home Equity
.........................................................................................................................
           592,009   Ser. 03-B, Class A, IO, 4.576s, 2006                                                         19,003
.........................................................................................................................
         1,576,250   Ser. 04-C, Class A, IO, 3 1/2s, 2006                                                         34,508
.........................................................................................................................
           114,441   Chase Funding Net Interest Margin
                     144A Ser. 04-OPT1, Class Note,
                     4.458s, 2034                                                                                114,155
.........................................................................................................................
                     CHEC NIM Ltd., 144A
.........................................................................................................................
            65,799   Ser. 04-2, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                             65,795
.........................................................................................................................
            54,000   Ser. 04-2, Class N2, 8s, 2034
                     (Cayman Islands)                                                                             53,692
.........................................................................................................................
            22,000   Ser. 04-2, Class N3, 8s, 2034
                     (Cayman Islands)                                                                             18,920
.........................................................................................................................
           130,000   Citibank Credit Card Issuance Trust
                     FRN Ser. 01-C1, Class C1, 4.221s, 2010                                                      132,290
.........................................................................................................................
                     Conseco Finance
                     Securitizations Corp.
.........................................................................................................................
         1,096,000   Ser. 00-4, Class A6, 8.31s, 2032                                                            968,933
.........................................................................................................................
           445,535   Ser. 00-5, Class A4, 7.47s, 2032                                                            454,956
.........................................................................................................................
           217,000   Ser. 00-5, Class A6, 7.96s, 2032                                                            192,355
.........................................................................................................................
           781,000   Ser. 01-4, Class A4, 7.36s, 2033                                                            801,451
.........................................................................................................................
           717,475   Ser. 01-1, Class A4, 6.21s, 2032                                                            728,143
.........................................................................................................................
         1,123,000   Ser. 01-1, Class A5, 6.99s, 2032                                                          1,068,867
.........................................................................................................................
           480,000   Ser. 01-3, Class A4, 6.91s, 2033                                                            479,276
.........................................................................................................................
           161,434   Ser. 01-4, Class B1, 9.4s, 2033                                                              21,794
.........................................................................................................................
         1,047,097   Ser. 02-1, Class A, 6.681s, 2033                                                          1,090,781
.........................................................................................................................
           370,000   Ser. 02-1, Class M2, 9.546s, 2033                                                           166,500
.........................................................................................................................
           709,724   Ser. 02-2, Class A, IO, 8 1/2s, 2033                                                        184,779
.........................................................................................................................
           383,000   Consumer Credit Reference IDX
                     Securities 144A FRB Ser. 02-1A,
                     Class A, 5.444s, 2007                                                                       388,954
.........................................................................................................................
                     Countrywide Alternative Loan Trust
.........................................................................................................................
         5,441,308   Ser. 05-24, Class 1AX, IO, 0.963s, 2035                                                     156,438
.........................................................................................................................
         3,304,104   Ser. 05-24, Class IIAX, IO, 1.42s, 2035                                                     128,034
.........................................................................................................................
                     Countrywide Asset Backed
                     Certificates 144A
.........................................................................................................................
             1,969   Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                           1,971
.........................................................................................................................
           224,520   Ser. 04-1NIM, Class Note, 6s, 2034                                                          225,306
.........................................................................................................................
           296,763   Ser. 04-6N, Class N1, 6 1/4s, 2035                                                          297,876
.........................................................................................................................
            61,629   Ser. 04-BC1N, Class Note,
                     5 1/2s, 2035                                                                                 61,668
.........................................................................................................................
            47,112   Ser. 04-11N, Class N, 5 1/4s, 2036                                                           47,171
.........................................................................................................................
            84,240   Ser. 04-14N, 5s, 2036                                                                        84,266
.........................................................................................................................
                     Countrywide Home Loans
.........................................................................................................................
         4,248,215   Ser. 05-2, Class 2X, IO, 0.983s, 2035                                                       122,136
.........................................................................................................................
         3,586,644   Ser. 05-9, Class 1X, IO, 0.882s, 2035                                                       119,928
.........................................................................................................................
            49,053   Countrywide Partnership Trust 144A
                     Ser. 04-EC1N, Class N, 5s, 2035                                                              49,068
.........................................................................................................................
           188,000   Crest, Ltd. 144A Ser. 03-2A,
                     Class D2, 6.723s, 2038
                     (Cayman Islands)                                                                            198,340
.........................................................................................................................
           107,946   CS First Boston Mortgage
                     Securities Corp. 144A Ser. 04-FR1N,
                     Class A, 5s, 2034                                                                           107,946
.........................................................................................................................
            93,000   Fieldstone Mortgage
                     Investment Corp. FRB Ser. 05-1,
                     Class M3, 3.854s, 2035                                                                       93,000
.........................................................................................................................
            55,354   Finance America NIM Trust 144A
                     Ser. 04-1, Class A, 5 1/4s, 2034                                                             55,354
.........................................................................................................................
           590,000   First Chicago Lennar Trust 144A
                     Ser. 97-CHL1, Class D, 7.702s, 2039                                                         602,369
.........................................................................................................................
           129,672   First Consumers Master Trust FRN
                     Ser. 01-A, Class A, 3.53s, 2008                                                             128,618
.........................................................................................................................
                     First Franklin Mortgage Loan NIM
                     Trust 144A
.........................................................................................................................
             2,299   Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                           2,308
.........................................................................................................................
            11,491   Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                          11,459
.........................................................................................................................
            60,782   Ser. 04-FF10, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                             60,778
.........................................................................................................................
            73,524   Ser. 04-FF7A, Class A, 5s, 2034                                                              73,538
.........................................................................................................................
           449,340   First Horizon Mortgage Pass-Through
                     Trust Ser. 05-AR2, Class 1A1,
                     4.842s, 2035                                                                                452,639
.........................................................................................................................
            73,239   First Plus Home Loan Trust
                     Ser. 97-3, Class B1, 7.79s, 2023                                                             73,285
.........................................................................................................................
           270,000   Ford Credit Auto Owner Trust
                     Ser. 04-A, Class C, 4.19s, 2009                                                             265,866
.........................................................................................................................
                     Fremont NIM Trust 144A
.........................................................................................................................
            91,538   Ser. 04-3, Class A, 4 1/2s, 2034                                                             91,254
.........................................................................................................................
            34,501   Ser. 04-3, Class B, 7 1/2s, 2034                                                             33,080
.........................................................................................................................
            31,381   Ser. 04-A, Class Note, 4 3/4s, 2034                                                          31,271
.........................................................................................................................
            24,797   Ser. 04-B, Class Note, 4.703s, 2034                                                          24,828
.........................................................................................................................
           108,351   Ser. 04-D, Class N1, 4 1/2s, 2034
                     (Cayman Islands)                                                                            108,752
.........................................................................................................................
           111,000   G-Force CDO, Ltd. 144A Ser. 03-1A,
                     Class E, 6.58s, 2038
                     (Cayman Islands)                                                                            116,602
.........................................................................................................................
           241,480   GE Capital Credit Card Master Note
                     Trust FRB Ser. 04-2, Class C, 3.7s,
                     2010                                                                                        241,480
.........................................................................................................................
            79,643   GE Corporate Aircraft
                     Financing, LLC 144A Ser. 04-1A,
                     Class B, 4.164s, 2018                                                                        79,596
.........................................................................................................................
                     GEBL 144A
.........................................................................................................................
           131,701   Ser. 04-2, Class C, 3.94s, 2032                                                             131,780
.........................................................................................................................
           131,701   Ser. 04-2, Class D, 5.84s, 2032                                                             131,780
.........................................................................................................................
                     GMAC Mortgage Corp. Loan Trust
.........................................................................................................................
         1,149,000   Ser. 04-HE5, Class A, IO, 6s, 2007                                                           78,994
.........................................................................................................................
           360,730   Ser. 05-AR1, Class 1A2, 4.429s,
                     2035                                                                                        360,730
.........................................................................................................................
            50,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 4,
                     6.09s, 2015 (Cayman Islands)                                                                 50,785
.........................................................................................................................
                     Granite Mortgages PLC
.........................................................................................................................
           143,282   FRB Ser. 04-2, Class 1C, 4.13s, 2044
                     (United Kingdom)                                                                            143,573
.........................................................................................................................
           310,000   FRB Ser. 01-1, Class 1C, 4.545s,
                     2041 (United Kingdom)                                                                       314,311
.........................................................................................................................
           194,000   FRB Ser. 04-1, Class 1C, 4.33s,
                     2044 (United Kingdom)                                                                       194,909
.........................................................................................................................
           160,000   FRB Ser. 02-1, Class 1C, 4.445s, 2042
                     (United Kingdom)                                                                            162,512
.........................................................................................................................
           130,000   FRB Ser. 02-2, Class 1C, 4.395s, 2043
                     (United Kingdom)                                                                            132,080
.........................................................................................................................
                     Green Tree Financial Corp.
.........................................................................................................................
           240,303   Ser. 97-4, Class A7, 7.36s, 2029                                                            255,202
.........................................................................................................................
            61,990   Ser. 97-6, Class A8, 7.07s, 2029                                                             65,692
.........................................................................................................................
           114,056   Ser. 97-6, Class A9, 7.55s, 2029                                                            123,158
.........................................................................................................................
           187,216   Ser. 97-7, Class A8, 6.86s, 2029                                                            195,500
.........................................................................................................................
            27,746   Ser. 99-3, Class A5, 6.16s, 2031                                                             28,171
.........................................................................................................................
           147,000   Ser. 99-3, Class A6, 6 1/2s, 2031                                                           150,991
.........................................................................................................................
         1,480,000   Ser. 99-5, Class A5, 7.86s, 2030                                                          1,338,588
.........................................................................................................................
           562,509   Greenpoint Manufactured Housing
                     Ser. 00-3, Class IA, 8.45s, 2031                                                            552,779
.........................................................................................................................
         3,139,522   Greenpoint Mortgage Funding Trust
                     Ser. 05-AR1, Class X1, IO, 0.942s, 2045                                                     115,279
.........................................................................................................................
           454,000   GS Auto Loan Trust 144A Ser. 04-1,
                     Class D, 5s, 2011                                                                           447,897
.........................................................................................................................
                     GSAMP Trust 144A
.........................................................................................................................
             1,560   Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                                        1,561
.........................................................................................................................
            26,260   Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                                       26,234
.........................................................................................................................
            31,977   Ser. 04-HE1N, Class N1, 5s, 2034                                                             31,916
.........................................................................................................................
           301,123   Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                                        301,063
.........................................................................................................................
           197,000   Ser. 04-NIM1, Class N2, zero %, 2034                                                        144,795
.........................................................................................................................
           331,144   Ser. 04-NIM2, Class N, 4 7/8s, 2034                                                         329,621
.........................................................................................................................
            31,359   Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                                       31,334
.........................................................................................................................
           128,688   Ser. 05-NC1, Class N, 5s, 2035                                                              128,314
.........................................................................................................................
                     GSMPS Mortgage Loan Trust 144A
.........................................................................................................................
           303,510   Ser. 05-RP2, Class 1A2, 7 1/2s, 2035                                                        324,771
.........................................................................................................................
           243,465   Ser. 05-RP2, Class 1A3, 8s, 2035                                                            263,755
.........................................................................................................................
           291,000   Guggenheim Structured Real Estate
                     Funding, Ltd. FRB Ser. 05-1A,
                     Class D, 4.844s, 2030
                     (Cayman Islands)                                                                            290,721
.........................................................................................................................
           469,369   High Income Trust Securities 144A
                     FRB Ser. 03-1A, Class A, 3.73s,
                     2036 (Cayman Islands)                                                                       459,982
.........................................................................................................................
                     Holmes Financing PLC
.........................................................................................................................
            92,000   FRB Ser. 8, Class 2C, 3.861s, 2040
                     (United Kingdom)                                                                             92,431
.........................................................................................................................
         1,390,000   FRB Ser. 1, Class 2C, 4.291s, 2040
                     (United Kingdom)                                                                          1,393,197
.........................................................................................................................
           110,000   FRB Ser. 4, Class 3C, 4.441s, 2040
                     (United Kingdom)                                                                            111,408
.........................................................................................................................
                     Home Equity Asset Trust 144A
.........................................................................................................................
             8,475   Ser. 03-6N, Class A, 6 1/2s, 2034                                                             8,453
.........................................................................................................................
             6,108   Ser. 03-7N, Class A, 5 1/4s, 2034                                                             6,089
.........................................................................................................................
            25,492   Ser. 04-1N, Class A, 5s, 2034                                                                25,409
.........................................................................................................................
            57,778   Ser. 04-3N, Class A, 5s, 2034                                                                57,598
.........................................................................................................................
           102,482   Ser. 04-4N, Class A, 5s, 2034                                                               102,225
.........................................................................................................................
           192,427   Ser. 04-5N, Class A, 5 1/4s, 2034                                                           192,427
.........................................................................................................................
           415,282   Ser. 04-7N, Class A, 4 1/2s, 2035                                                           412,946
.........................................................................................................................
           468,691   Ser. 05-6N, Class A, 5 1/4s, 2035                                                           467,520
.........................................................................................................................
            54,000   Hyundai Auto Receivables Trust
                     Ser. 04-A, Class D, 4.1s, 2011                                                               53,706
.........................................................................................................................
           133,428   IMPAC Secured Assets Corp.
                     Ser. 03-1, Class A, IO, 5s, 2005                                                                571
.........................................................................................................................
                     LNR CDO, Ltd. 144A
.........................................................................................................................
           460,000   FRB Ser. 02-1A, Class FFL, 6.05s,
                     2037 (Cayman Islands)                                                                       460,322
.........................................................................................................................
           270,000   FRB Ser. 03-1A, Class EFL, 6.3s,
                     2036 (Cayman Islands)                                                                       291,060
.........................................................................................................................
                     Long Beach Asset Holdings Corp. NIM
                     Trust 144A
.........................................................................................................................
            30,006   Ser. 04-2, Class N1, 4.94s, 2034                                                             30,006
.........................................................................................................................
           115,437   Ser. 04-5, Class Note, 5s, 2034                                                             115,691
.........................................................................................................................
           353,929   Ser. 05-1, Class N1, 4.115s, 2035                                                           353,929
.........................................................................................................................
                     Long Beach Mortgage Loan Trust
.........................................................................................................................
            63,077   Ser. 03-2, Class S1, IO, 4 1/4s, 2005                                                             7
.........................................................................................................................
         1,174,415   Ser. 03-2, Class S2, IO, 4 1/4s, 2005                                                           129
.........................................................................................................................
         2,637,697   Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                                       123,312
.........................................................................................................................
         1,318,841   Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                                        61,656
.........................................................................................................................
                     Madison Avenue Manufactured
                     Housing Contract
.........................................................................................................................
        16,191,600   Ser. 02-A IO, 0.3s, 2032                                                                    182,155
.........................................................................................................................
           338,443   FRB Ser. 02-A, Class B1, 6.564s, 2032                                                       165,837
.........................................................................................................................
           215,463   Marriott Vacation Club Owner Trust
                     144A FRB Ser. 02-1A, Class A1,
                     3.96s, 2024                                                                                 217,280
.........................................................................................................................
                     Master Asset Backed Securities NIM
                     Trust 144A
.........................................................................................................................
            17,384   Ser. 04-CI3, Class N1, 4.45s, 2034                                                           17,365
.........................................................................................................................
           118,781   Ser. 04-CI5, Class N1, 4.946s, 2034                                                         119,018
.........................................................................................................................
            50,422   Ser. 04-HE1A, Class Note, 5.191s, 2034                                                       50,573
.........................................................................................................................
           321,049   Master Reperforming Loan Trust 144A
                     Ser. 05-1, Class 1A4, 7 1/2s, 2034                                                          343,924
.........................................................................................................................
           626,059   Merit Securities Corp. FRB
                     Ser. 11PA, Class 3A1, 3.94s, 2027                                                           601,017
.........................................................................................................................
                     Merrill Lynch Mortgage
                     Investors, Inc.
.........................................................................................................................
            41,637   Ser. 04-OP1N, Class N1, 4 3/4s,
                     2035 (Cayman Islands)                                                                        41,520
.........................................................................................................................
            55,000   Ser. 04-WMC3, Class B3, 5s, 2035                                                             53,530
.........................................................................................................................
                     Merrill Lynch Mortgage
                     Investors, Inc. 144A
.........................................................................................................................
            12,714   Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                         12,718
.........................................................................................................................
            25,270   Ser. 03-WM1N, Class N1, 7s, 2033                                                             25,333
.........................................................................................................................
            21,166   Ser. 04-FM1N, Class N1, 5s, 2035
                     (Cayman Islands)                                                                             21,160
.........................................................................................................................
            21,804   Ser. 04-HE1N, Class N1, 5s, 2006                                                             21,668
.........................................................................................................................
            79,483   Ser. 04-HE2N, Class N1, 5s, 2035
                     (Cayman Islands)                                                                             79,036
.........................................................................................................................
            31,323   Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                                         31,358
.........................................................................................................................
            44,618   Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                         44,437
.........................................................................................................................
            72,432   Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                                         72,115
.........................................................................................................................
           207,398   Ser. 05-WM1N, Class N1, 5s, 2035                                                            207,398
.........................................................................................................................
           136,000   Metris Master Trust FRN Ser. 04-2,
                     Class C, 4.61s, 2010                                                                        136,680
.........................................................................................................................
           323,000   Metris Master Trust 144A FRN
                     Ser. 00-3, Class C, 4.64s, 2009                                                             323,404
.........................................................................................................................
            67,136   Mid-State Trust Ser. 11, Class B,
                     8.221s, 2038                                                                                 70,173
.........................................................................................................................
           370,353   MMCA Automobile Trust Ser. 02-1,
                     Class B, 5.37s, 2010                                                                        368,946
.........................................................................................................................
           366,104   Morgan Stanley ABS Capital I FRB
                     Ser. 04-WMC3, Class A2PT, 3.604s, 2035                                                      366,514
.........................................................................................................................
            18,075   Morgan Stanley Auto Loan Trust
                     Ser. 04-HB2, Class D, 3.82s, 2012                                                            18,014
.........................................................................................................................
                     Morgan Stanley Auto Loan Trust 144A
.........................................................................................................................
           108,000   Ser. 04-HB1, Class D, 5 1/2s, 2011                                                          107,437
.........................................................................................................................
            65,000   Ser. 04-HB2, Class E, 5s, 2012                                                               62,616
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
            48,512   FRB Ser. 01-NC3, Class B1, 5.764s, 2031                                                      48,521
.........................................................................................................................
            34,429   FRB Ser. 01-NC4, Class B1, 5.814s, 2032                                                      34,449
.........................................................................................................................
           138,000   Navigator CDO, Ltd. 144A FRB
                     Ser. 03-1A, Class A1, 3.758s, 2015
                     (Cayman Islands)                                                                            138,428
.........................................................................................................................
           187,000   New Century Home Equity Loan Trust
                     Ser. 03-5, Class AI7, 5.15s, 2033                                                           186,800
.........................................................................................................................
            12,055   New Century Mortgage Corp. NIM
                     Trust 144A Ser. 03-B, Class Note,
                     6 1/2s, 2033                                                                                 12,074
.........................................................................................................................
            67,000   Newcastle CDO, Ltd. 144A FRB
                     Ser. 3A, Class 4FL, 6 1/2s, 2038
                     (Cayman Islands)                                                                             68,508
.........................................................................................................................
            96,899   Nomura Asset Acceptance Corp.
                     Ser. 04-R3, Class PT, 9.435s, 2035                                                          105,771
.........................................................................................................................
            96,334   Nomura Asset Acceptance Corp. 144A
                     Ser. 04-R2, Class PT, 10.118s, 2034                                                         105,125
.........................................................................................................................
                     Novastar NIM Trust 144A
.........................................................................................................................
             9,883   Ser. 04-N1, Class Note, 4.458s, 2034                                                          9,883
.........................................................................................................................
           107,427   Ser. 04-N2, Class Note, 4.458s, 2034                                                        107,427
.........................................................................................................................
                     Oakwood Mortgage Investors, Inc.
.........................................................................................................................
           281,273   Ser. 00-A, Class A3, 7.945s, 2022                                                           244,704
.........................................................................................................................
           676,770   Ser. 02-C, Class A1, 5.41s, 2032                                                            602,132
.........................................................................................................................
           109,069   Oakwood Mortgage Investors, Inc.
                     144A Ser. 01-B, Class A4, 7.21s, 2030                                                       103,305
.........................................................................................................................
            79,000   Ocean Star 144A FRB Ser. 04,
                     Class D, 5.55s, 2018 (Ireland)                                                               79,000
.........................................................................................................................
                     Option One Mortgage
                     Securities Corp. NIM Trust 144A
.........................................................................................................................
               859   Ser. 03-5, Class Note, 6.9s, 2033                                                               863
.........................................................................................................................
           173,567   Ser. 04-2A, Class N1, 4.213s, 2034
                     (Cayman Islands)                                                                            173,567
.........................................................................................................................
           190,515   Option One Woodbridge Loan Trust
                     144A Ser. 03-1, Class S, IO, 3.7s, 2005                                                         681
.........................................................................................................................
            55,000   Origen Manufactured Housing
                     Ser. 04-B, Class A2, 3.79s, 2017                                                             54,175
.........................................................................................................................
                     Park Place Securities NIM Trust 144A
.........................................................................................................................
            30,471   Ser. 04-MCWN1, Class A, 4.458s, 2034                                                         30,471
.........................................................................................................................
            95,000   Ser. 04-WCW2, Class D, 7.387s, 2034
                     (Cayman Islands)                                                                             95,361
.........................................................................................................................
           176,206   Ser. 04-WHQ2, Class A, 4s, 2035                                                             175,325
.........................................................................................................................
                     Pass-Through Amortizing
                     Credit Card Trust
.........................................................................................................................
             4,803   Ser. 02-1A, Class A3FL, 6.09s, 2012                                                           4,805
.........................................................................................................................
             7,612   Ser. 02-1A, Class A4FL, 8.59s, 2012                                                           7,628
.........................................................................................................................
                     People's Choice Net Interest Margin
                     Note 144A
.........................................................................................................................
           181,454   Ser. 04-2, Class A, 5s, 2034                                                                181,862
.........................................................................................................................
            50,000   Ser. 04-2, Class B, 5s, 2034                                                                 45,300
.........................................................................................................................
                     Permanent Financing PLC FRB
.........................................................................................................................
           110,000   Ser. 1, Class 3C, 4.579s, 2042
                     (United Kingdom)                                                                            111,056
.........................................................................................................................
           160,000   Ser. 3, Class 3C, 4.529s, 2042
                     (United Kingdom)                                                                            162,981
.........................................................................................................................
                     Pillar Funding PLC 144A
.........................................................................................................................
           275,000   FRB Ser. 04-1A, Class C1, 4.41s,
                     2011 (United Kingdom)                                                                       276,443
.........................................................................................................................
           109,000   FRB Ser. 04-2A, Class C, 4.29s,
                     2011 (United Kingdom)                                                                       109,758
.........................................................................................................................
                     Providian Gateway Master Trust 144A
.........................................................................................................................
           120,000   Ser. 04-DA, Class D, 4.4s, 2011                                                             117,938
.........................................................................................................................
           147,000   FRB Ser. 04-AA, Class D, 5.07s, 2011                                                        149,793
.........................................................................................................................
           270,000   FRN Ser. 04-BA, Class D, 4.62s, 2010                                                        272,079
.........................................................................................................................
           100,000   FRN Ser. 04-EA, Class D, 4.15s, 2011                                                        100,913
.........................................................................................................................
                     Renaissance Home Equity Loan Trust
.........................................................................................................................
           166,629   Ser. 03-2, Class A, IO, 3s, 2005                                                              1,920
.........................................................................................................................
           222,947   Ser. 03-4, Class S, IO, 3s, 2006                                                              2,883
.........................................................................................................................
                     Renaissance NIM Trust 144A
.........................................................................................................................
            47,430   Ser. 04-A, Class Note, 4.45s, 2034                                                           47,373
.........................................................................................................................
           111,953   Ser. 05-1, Class N, 4.7s, 2035                                                              111,953
.........................................................................................................................
                     Residential Accredit Loans, Inc.
.........................................................................................................................
           109,549   Ser. 04-QA5, Class A2, 4.986s, 2034                                                         110,334
.........................................................................................................................
           684,958   Ser. 04-QA6, Class NB1, 4.981s, 2034                                                        689,991
.........................................................................................................................
           672,319   Ser. 05-QA4, Class A21, 5.291s, 2035                                                        681,284
.........................................................................................................................
                     Residential Asset Mortgage
                     Products, Inc.
.........................................................................................................................
           964,596   Ser. 03-RZ3, Class A, IO, 4 1/2s, 2005                                                       19,895
.........................................................................................................................
           999,133   Ser. 04-RZ2, Class A, IO, 3 1/2s, 2006                                                       21,271
.........................................................................................................................
            71,172   Residential Asset Securities Corp.
                     Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005                                                         701
.........................................................................................................................
                     Residential Asset Securities Corp. 144A
.........................................................................................................................
           158,679   Ser. 04-N10B, Class A1, 5s, 2034                                                            158,059
.........................................................................................................................
           142,277   Ser. 04-NT, Class Note, 5s, 2034                                                            141,566
.........................................................................................................................
            63,461   Ser. 04-NT12, Class Note, 4.7s, 2035                                                         63,460
.........................................................................................................................
           382,505   Residential Asset Securities Corp.
                     NIM Trust 144A Ser. 05-NTR1,
                     Class Note, 4 1/4s, 2035                                                                    381,070
.........................................................................................................................
         1,253,904   Residential Funding Mortgage
                     Securities II Ser. 03-HS1,
                     Class AI, IO, 5 1/2s, 2033                                                                   10,157
.........................................................................................................................
                     SAIL Net Interest Margin Notes 144A
.........................................................................................................................
            15,421   Ser. 03-13A, Class A, 6 3/4s, 2033
                     (Cayman Islands)                                                                             15,527
.........................................................................................................................
             1,228   Ser. 03-3, Class A, 7 3/4s, 2033
                     (Cayman Islands)                                                                              1,235
.........................................................................................................................
             8,256   Ser. 03-4, Class A, 7 1/2s, 2033
                     (Cayman Islands)                                                                              8,302
.........................................................................................................................
             2,769   Ser. 03-5, Class A, 7.35s, 2033
                     (Cayman Islands)                                                                              2,723
.........................................................................................................................
             6,078   Ser. 03-6A, Class A, 7s, 2033
                     (Cayman Islands)                                                                              6,110
.........................................................................................................................
             8,782   Ser. 03-7A, Class A, 7s, 2033
                     (Cayman Islands)                                                                              8,696
.........................................................................................................................
            11,144   Ser. 03-8A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             11,217
.........................................................................................................................
            26,819   Ser. 03-9A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             26,827
.........................................................................................................................
            17,693   Ser. 03-BC2A, Class A, 7 3/4s, 2033
                     (Cayman Islands)                                                                             17,520
.........................................................................................................................
           373,580   Ser. 04-10A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            373,692
.........................................................................................................................
           318,122   Ser. 04-11A, Class A2, 4 3/4s, 2035
                     (Cayman Islands)                                                                            318,122
.........................................................................................................................
           124,486   Ser. 04-2A, Class A, 5 1/2s, 2034
                     (Cayman Islands)                                                                            124,510
.........................................................................................................................
           152,078   Ser. 04-4A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            152,108
.........................................................................................................................
            60,000   Ser. 04-4A, Class B, 7 1/2s, 2034
                     (Cayman Islands)                                                                             59,760
.........................................................................................................................
            50,551   Ser. 04-5A, Class A, 4 1/2s, 2034
                     (Cayman Islands)                                                                             50,455
.........................................................................................................................
            64,486   Ser. 04-7A, Class A, 4 3/4s, 2034
                     (Cayman Islands)                                                                             64,422
.........................................................................................................................
            93,617   Ser. 04-8A, Class A, 5s, 2034
                     (Cayman Islands)                                                                             93,645
.........................................................................................................................
            67,009   Ser. 04-8A, Class B, 6 3/4s, 2034
                     (Cayman Islands)                                                                             66,199
.........................................................................................................................
           294,155   Ser. 04-AA, Class A, 4 1/2s, 2034
                     (Cayman Islands)                                                                            293,360
.........................................................................................................................
            48,364   Ser. 04-BN2A, Class A, 5s, 2034
                     (Cayman Islands)                                                                             48,379
.........................................................................................................................
            30,904   Ser. 04-BNCA, Class A, 5s, 2034
                     (Cayman Islands)                                                                             30,914
.........................................................................................................................
           309,104   Ser. 05-1A, Class A, 4 1/4s, 2035                                                           308,022
.........................................................................................................................
           135,628   Ser. 05-2A, Class A, 4 3/4s, 2035
                     (Cayman Islands)                                                                            135,682
.........................................................................................................................
                     Sasco Net Interest Margin Trust 144A
.........................................................................................................................
           330,986   Ser. 05-NC1A, Class A, 4 3/4s, 2035                                                         330,986
.........................................................................................................................
           318,219   Ser. 05-WF1A, Class A, 4 3/4s, 2035                                                         318,950
.........................................................................................................................
                     Sharps SP I, LLC Net Interest
                     Margin Trust 144A
.........................................................................................................................
            45,870   Ser. 03-0P1N, Class NA, 4.45s, 2033                                                          45,870
.........................................................................................................................
            20,080   Ser. 03-HE1N, Class N, 6.9s, 2033                                                            20,130
.........................................................................................................................
             1,395   Ser. 03-HS1N, Class N, 7.48s, 2033                                                            1,397
.........................................................................................................................
             2,483   Ser. 03-TC1N, Class N, 7.45s, 2033                                                            2,483
.........................................................................................................................
            25,708   Ser. 04-4N, Class Note, 6.65s, 2034                                                          25,708
.........................................................................................................................
            38,981   Ser. 04-HE1N, Class Note, 4.94s, 2034                                                        38,981
.........................................................................................................................
            26,312   Ser. 04-HE2N, Class NA, 5.43s, 2034                                                          26,246
.........................................................................................................................
           327,785   Ser. 04-HE4N, Class NA, 3 3/4s, 2034                                                        327,622
.........................................................................................................................
            21,481   Ser. 04-HS1N, Class Note, 5.92s, 2034                                                        21,481
.........................................................................................................................
           159,560   Ser. 04-RM2N, Class NA, 4s, 2035                                                            158,962
.........................................................................................................................
                     Structured Adjustable Rate Mortgage
                     Loan Trust
.........................................................................................................................
           252,914   Ser. 04-10, Class 1A1, 4.926s, 2034                                                         255,248
.........................................................................................................................
           334,922   Ser. 04-12, Class 1A2, 5.034s, 2034                                                         338,294
.........................................................................................................................
           473,582   Ser. 04-14, Class 1A, 5.111s, 2034                                                          478,663
.........................................................................................................................
           513,761   Ser. 04-16, Class 1A2, 5.026s, 2034                                                         518,822
.........................................................................................................................
           459,754   Ser. 04-18, Class 1A1, 5.059s, 2034                                                         464,265
.........................................................................................................................
           848,437   Ser. 04-20, Class 1A2, 5.088s, 2035                                                         856,664
.........................................................................................................................
            78,121   Ser. 04-4, Class 1A1, 4.768s, 2034                                                           78,627
.........................................................................................................................
         1,002,901   Ser. 04-6, Class 1A, 4.386s, 2034                                                         1,005,863
.........................................................................................................................
            39,165   Ser. 04-8, Class 1A3, 4.698s, 2034                                                           39,317
.........................................................................................................................
         1,410,783   Ser. 05-1, Class 1A1, 5.155s, 2035                                                        1,425,201
.........................................................................................................................
         1,430,345   Ser. 05-4, Class 1A1, 5.395s, 2035                                                        1,449,467
.........................................................................................................................
         1,441,044   Ser. 05-7, Class 1A3, 5.413s, 2035                                                        1,460,971
.........................................................................................................................
         7,477,247   Ser. 05-9, Class AX, IO, 0.492s, 2035                                                       224,317
.........................................................................................................................
           324,127   Structured Adjustable Rate Mortgage
                     Loan Trust 144A Ser. 04-NP2,
                     Class A, 3.664s, 2034                                                                       324,159
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
           798,329   Ser. 03-BC8, Class A, IO, 6s, 2005                                                            7,292
.........................................................................................................................
         3,464,373   Ser. 04-1, Class A, IO, 6s, 2005                                                             14,399
.........................................................................................................................
         2,609,666   Ser. 04-3, Class A, IO, 6s, 2005                                                             36,807
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
           492,600   IFB Ser. 05-10, Class 3A3, 10.07s, 2034                                                     504,412
.........................................................................................................................
           306,045   Ser. 03-26A, Class 2A, 4.547s, 2033                                                         308,722
.........................................................................................................................
           162,502   Ser. 03-40A, Class 1A, 4.903s, 2034                                                         164,431
.........................................................................................................................
           192,133   Ser. 04-8, Class 1A1, 4.698s, 2034                                                          193,408
.........................................................................................................................
           743,853   IFB Ser. 05-6, Class 5A8, 7.27s, 2035                                                       723,701
.........................................................................................................................
                     Structured Asset Securities Corp. 144A
.........................................................................................................................
           164,455   FRB Ser. 03-NP2, Class A2, 3.864s, 2032                                                     164,455
.........................................................................................................................
            31,825   FRN Ser. 03-NP3, Class A1, 3.814s, 2033                                                      31,828
.........................................................................................................................
           394,000   Terwin Mortgage Trust FRB
                     Ser. 04-5HE, Class A1B, 3.734s, 2035                                                        394,782
.........................................................................................................................
           184,000   TIAA Real Estate CD0, Ltd.
                     Ser. 03-1A, Class E, 8s, 2038
                     (Cayman Islands)                                                                            180,703
.........................................................................................................................
         1,443,839   Wells Fargo Home Equity Trust
                     Ser. 04-1, Class A, IO, 6s, 2005                                                             20,372
.........................................................................................................................
                     Wells Fargo Home Equity Trust 144A
.........................................................................................................................
            43,022   Ser. 04-1N, Class A, 5s, 2034                                                                43,151
.........................................................................................................................
           188,691   Ser. 04-2, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                            188,680
.........................................................................................................................
           109,000   Ser. 04-2, Class N2, 8s, 2034
                     (Cayman Islands)                                                                            105,730
.........................................................................................................................
         2,613,000   Wells Fargo Mortgage Backed
                     Securities Trust Ser. 05-AR12,
                     Class 2A5, 4.322s, 2035                                                                   2,597,586
.........................................................................................................................
                     WFS Financial Owner Trust
.........................................................................................................................
            49,302   Ser. 04-1, Class D, 3.17s, 2011                                                              48,770
.........................................................................................................................
           108,686   Ser. 04-3, Class D, 4.07s, 2012                                                             108,073
.........................................................................................................................
            48,130   Ser. 04-4, Class D, 3.58s, 2012                                                              47,586
.........................................................................................................................
           177,000   Ser. 05-1, Class D, 4 1/4s, 2012                                                            175,576
.........................................................................................................................
            32,014   Whole Auto Loan Trust Ser. 03-1,
                     Class C, 3.13s, 2010                                                                         31,765
.........................................................................................................................
                     Whole Auto Loan Trust 144A
.........................................................................................................................
           134,155   Ser. 03-1, Class D, 6s, 2010                                                                134,303
.........................................................................................................................
           163,000   Ser. 04-1, Class D, 5.6s, 2011                                                              162,643
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $68,942,293)                                                                      $68,205,034
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (5.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (0.2%)
.........................................................................................................................
           $70,000   Alcan, Inc. notes 5s, 2015 (Canada)                                                         $70,322
.........................................................................................................................
           120,000   Dow Chemical Co. (The) debs.
                     8.55s, 2009                                                                                 137,491
.........................................................................................................................
            65,000   Dow Chemical Co. (The) notes
                     6s, 2012                                                                                     71,230
.........................................................................................................................
           200,000   Dow Chemical Co. (The) Pass Through
                     Trust 144A company guaranty 4.027s, 2009                                                    196,364
.........................................................................................................................
            90,000   Georgia-Pacific Corp. sr. notes 8s, 2014                                                     99,113
.........................................................................................................................
           160,000   ICI Wilmington, Inc. company
                     guaranty 5 5/8s, 2013                                                                       166,006
.........................................................................................................................
            95,000   International Paper Co.
                     notes 6 3/4s, 2011                                                                          103,554
.........................................................................................................................
            60,000   Lubrizol Corp. (The)
                     sr. notes 5 1/2s, 2014                                                                       61,879
.........................................................................................................................
            90,000   Newmont Mining Corp. notes 5 7/8s, 2035                                                      91,711
.........................................................................................................................
            65,000   Potash Corp. of Saskatchewan
                     notes 7 3/4s, 2011 (Canada)                                                                  75,420
.........................................................................................................................
            50,000   Praxair, Inc. notes 6 3/8s, 2012                                                             55,644
.........................................................................................................................
           150,000   Weyerhaeuser Co. debs. 7.95s, 2025                                                          181,537
.........................................................................................................................
           125,000   Weyerhaeuser Co. debs. 7 1/8s, 2023                                                         139,911
.........................................................................................................................
            30,000   Weyerhaeuser Co. notes 6 3/4s, 2012                                                          33,007
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,483,189
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.2%)
.........................................................................................................................
            25,000   Boeing Capital Corp.
                     sr. notes 6.1s, 2011                                                                         27,179
.........................................................................................................................
            85,000   Boeing Co. (The) debs. 6 7/8s, 2043                                                         108,133
.........................................................................................................................
            30,000   Bunge Ltd. Finance Corp. company
                     guaranty 7.8s, 2012                                                                          35,716
.........................................................................................................................
           110,000   Bunge Ltd. Finance Corp. company
                     guaranty 4 3/8s, 2008                                                                       110,016
.........................................................................................................................
            45,000   Bunge Ltd. Finance Corp.
                     notes 5 7/8s, 2013                                                                           48,243
.........................................................................................................................
           155,000   Lockheed Martin Corp. bonds 8 1/2s, 2029                                                    223,847
.........................................................................................................................
            75,000   Raytheon Co. debs. 7s, 2028                                                                  91,888
.........................................................................................................................
            75,000   Raytheon Co. debs. 6 3/4s, 2018                                                              87,484
.........................................................................................................................
            70,000   Raytheon Co. debs. 6s, 2010                                                                  74,848
.........................................................................................................................
           130,000   Raytheon Co. notes 8.3s, 2010                                                               150,656
.........................................................................................................................
           100,000   Raytheon Co. notes 4.85s, 2011                                                              101,683
.........................................................................................................................
            75,000   Sealed Air Corp. 144A notes 5 5/8s, 2013                                                     77,069
.........................................................................................................................
           175,000   United Technologies Corp.
                     notes 4 7/8s, 2015                                                                          179,011
.........................................................................................................................
           110,000   Waste Management, Inc.
                     sr. notes 7 3/8s, 2010                                                                      123,008
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,438,781
------------------------------------------------------------------------------------------------------------------------
Communication Services (0.6%)
.........................................................................................................................
            65,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                        69,083
.........................................................................................................................
            90,000   AT&T Corp. sr. notes 9 3/4s, 2031                                                           117,113
.........................................................................................................................
            50,000   AT&T Wireless Services, Inc.
                     notes 8 1/8s, 2012                                                                           59,907
.........................................................................................................................
           175,000   AT&T Wireless Services, Inc.
                     sr. notes 8 3/4s, 2031                                                                      245,287
.........................................................................................................................
           215,000   AT&T Wireless Services, Inc.
                     sr. notes 7 7/8s, 2011                                                                      249,866
.........................................................................................................................
            40,000   Bellsouth Capital Funding
                     notes 7 3/4s, 2010                                                                           45,564
.........................................................................................................................
             5,000   Bellsouth Telecommunications
                     debs. 6 3/8s, 2028                                                                            5,552
.........................................................................................................................
            90,000   Citizens Communications Co.
                     sr. notes 6 1/4s, 2013                                                                       87,075
.........................................................................................................................
           125,000   Deutsche Telekom International
                     Finance BV bonds 8 1/2s, 2010
                     (Germany)                                                                                   144,867
.........................................................................................................................
           130,000   Deutsche Telekom International
                     Finance BV company guaranty 8 3/4s,
                     2030 (Germany)                                                                              176,662
.........................................................................................................................
           200,000   Deutsche Telekom International
                     Finance BV notes 5 1/4s, 2013
                     (Germany)                                                                                   207,646
.........................................................................................................................
            50,000   France Telecom notes 9 1/4s, 2031
                     (France)                                                                                     69,710
.........................................................................................................................
           415,000   France Telecom notes 7 3/4s, 2011
                     (France)                                                                                    481,597
.........................................................................................................................
           150,000   Sprint Capital Corp. company
                     guaranty 7 5/8s, 2011                                                                       171,312
.........................................................................................................................
           175,000   Sprint Capital Corp. company
                     guaranty 6.9s, 2019                                                                         200,426
.........................................................................................................................
           530,000   Sprint Capital Corp. company
                     guaranty 6 7/8s, 2028                                                                       608,377
.........................................................................................................................
            45,000   Sprint Capital Corp. notes 8 3/8s,
                     2012                                                                                         54,127
.........................................................................................................................
            65,000   Telecom Italia Capital SA company
                     guaranty 6 3/8s, 2033 (Luxembourg)                                                           69,700
.........................................................................................................................
           155,000   Telecom Italia Capital SA company
                     guaranty 5 1/4s, 2013 (Luxembourg)                                                          157,357
.........................................................................................................................
           165,000   Telecom Italia Capital SA 144A
                     company guaranty 4s, 2010
                     (Luxembourg)                                                                                160,316
.........................................................................................................................
            80,000   Telefonica Europe BV company
                     guaranty 8 1/4s, 2030 (Netherlands)                                                         111,617
.........................................................................................................................
            50,000   Verizon Global Funding Corp.
                     notes 7 3/4s, 2030                                                                           64,562
.........................................................................................................................
            60,000   Verizon New Jersey, Inc. debs. 8s,
                     2022                                                                                         73,954
.........................................................................................................................
           405,000   Verizon Pennsylvania Inc.
                     debs. 8.35s, 2030                                                                           540,860
.........................................................................................................................
            50,000   Verizon Virginia Inc. debs. Ser. A,
                     4 5/8s, 2013                                                                                 49,371
.........................................................................................................................
            85,000   Vodafone Group PLC notes 7 7/8s,
                     2030 (United Kingdom)                                                                       113,895
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,335,803
------------------------------------------------------------------------------------------------------------------------
Conglomerates (--%)
.........................................................................................................................
           110,000   Tyco International Group SA company
                     guaranty 7s, 2028 (Luxembourg)                                                              132,659
.........................................................................................................................
           150,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          166,515
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 299,174
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.5%)
.........................................................................................................................
           270,000   Cendant Corp. notes 6 1/4s, 2010                                                            287,532
.........................................................................................................................
           160,000   Cendant Corp. sr. notes 7 3/8s, 2013                                                        182,278
.........................................................................................................................
            35,000   D.R. Horton, Inc. company
                     guaranty 8s, 2009                                                                            38,339
.........................................................................................................................
           150,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                    151,052
.........................................................................................................................
           420,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 7.2s, 2009                                                                 457,179
.........................................................................................................................
           230,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 6 1/2s, 2013                                                               248,692
.........................................................................................................................
           140,000   Ford Motor Co. debs. 9.98s, 2047                                                            135,687
.........................................................................................................................
           170,000   Ford Motor Credit Corp.
                     notes 7 7/8s, 2010                                                                          167,994
.........................................................................................................................
           455,000   Ford Motor Credit Corp.
                     notes 7 3/4s, 2007                                                                          463,849
.........................................................................................................................
           255,000   General Motors Acceptance Corp. FRN
                     4.1s, 2007                                                                                  246,068
.........................................................................................................................
           235,000   General Motors Acceptance Corp. FRN
                     Ser. MTN, 4.13s, 2007                                                                       227,911
.........................................................................................................................
           155,000   General Motors Acceptance Corp. FRN
                     Ser. MTN, 4.05s, 2007                                                                       151,609
.........................................................................................................................
           115,000   GTECH Holdings Corp. notes
                     4 3/4s, 2010                                                                                114,453
.........................................................................................................................
            75,000   Harrah's Operating Co., Inc. 144A
                     bonds 5 5/8s, 2015                                                                           76,391
.........................................................................................................................
           180,000   Hilton Hotels Corp. notes 8 1/4s,
                     2011                                                                                        209,531
.........................................................................................................................
           105,000   JC Penney Co., Inc. debs. 7 1/8s,
                     2023                                                                                        113,925
.........................................................................................................................
            50,000   May Department Stores Co. (The)
                     notes 5 3/4s, 2014                                                                           52,735
.........................................................................................................................
            40,000   Park Place Entertainment Corp.
                     sr. notes 7 1/2s, 2009                                                                       43,900
.........................................................................................................................
            60,000   Park Place Entertainment Corp.
                     sr. notes 7s, 2013                                                                           66,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,435,725
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (0.6%)
.........................................................................................................................
            95,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                           102,141
.........................................................................................................................
           260,000   Comcast Corp. company
                     guaranty 4.95s, 2016                                                                        258,820
.........................................................................................................................
           155,000   ConAgra Foods, Inc. notes 7 7/8s, 2010                                                      178,358
.........................................................................................................................
            85,000   ConAgra Foods, Inc. notes 6 3/4s, 2011                                                       94,065
.........................................................................................................................
           105,000   Cox Communications, Inc.
                     notes 7 3/4s, 2010                                                                          118,887
.........................................................................................................................
           110,000   Cox Communications, Inc.
                     notes 5.45s, 2014                                                                           112,274
.........................................................................................................................
            75,000   Cox Enterprises, Inc. 144A
                     notes 7 7/8s, 2010                                                                           84,313
.........................................................................................................................
            55,000   Cox Enterprises, Inc. 144A
                     notes 4 3/8s, 2008                                                                           54,506
.........................................................................................................................
           104,240   CVS Corp. 144A pass-through
                     certificates 6.117s, 2013                                                                   111,516
.........................................................................................................................
           210,000   Delhaize America, Inc. company
                     guaranty 8 1/8s, 2011                                                                       235,533
.........................................................................................................................
           230,000   Diageo PLC company guaranty 8s, 2022                                                        306,219
.........................................................................................................................
           340,000   Jones Intercable, Inc.
                     sr. notes 7 5/8s, 2008                                                                      366,400
.........................................................................................................................
           320,000   Kraft Foods, Inc. notes 6 1/4s, 2012                                                        351,780
.........................................................................................................................
           145,000   Kraft Foods, Inc. notes 5 5/8s, 2011                                                        153,819
.........................................................................................................................
            60,000   Kroger Co. company guaranty
                     6 3/4s, 2012                                                                                 66,439
.........................................................................................................................
           145,000   Miller Brewing Co. 144A
                     notes 5 1/2s, 2013                                                                          150,937
.........................................................................................................................
           195,000   News America, Inc. debs. 7 1/4s, 2018                                                       228,447
.........................................................................................................................
           100,000   Supervalu, Inc. notes 7 7/8s, 2009                                                          111,624
.........................................................................................................................
            95,000   TCI Communications, Inc.
                     debs. 8 3/4s, 2015                                                                          121,864
.........................................................................................................................
           210,000   TCI Communications, Inc.
                     debs. 7 7/8s, 2013                                                                          249,956
.........................................................................................................................
           110,000   Time Warner Entertainment Co., LP
                     debs. 8 3/8s, 2023                                                                          140,645
.........................................................................................................................
           110,000   Time Warner, Inc. debs. 9.15s, 2023                                                         151,026
.........................................................................................................................
           440,000   Time Warner, Inc. debs. 9 1/8s, 2013                                                        556,007
.........................................................................................................................
            85,000   Turner Broadcasting System, Inc.
                     sr. notes 8 3/8s, 2013                                                                      104,239
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,409,815
------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
.........................................................................................................................
            75,000   Buckeye Partners LP notes 5.3s, 2014                                                         76,369
.........................................................................................................................
            70,000   Enbridge Energy Partners LP
                     sr. notes 5.35s, 2014                                                                        71,065
.........................................................................................................................
            80,000   Forest Oil Corp. sr. notes 8s, 2011                                                          88,200
.........................................................................................................................
           200,000   Motiva Enterprises, LLC 144A
                     sr. notes 5.2s, 2012                                                                        207,244
.........................................................................................................................
            75,000   Sunoco, Inc. notes 4 7/8s, 2014                                                              75,412
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 518,290
------------------------------------------------------------------------------------------------------------------------
Financial (2.3%)
.........................................................................................................................
           105,000   Allfirst Financial Inc.
                     sub. notes 7.2s, 2007                                                                       110,879
.........................................................................................................................
           225,000   American General Corp.
                     notes 7 1/2s, 2010                                                                          255,042
.........................................................................................................................
            85,000   Associates First Capital Corp.
                     debs. 6.95s, 2018                                                                           102,418
.........................................................................................................................
           350,000   Associates First Capital Corp.
                     sub. debs. 8.15s, 2009                                                                      400,474
.........................................................................................................................
           130,000   AXA Financial, Inc.
                     sr. notes 7 3/4s, 2010                                                                      149,482
.........................................................................................................................
           500,000   Bank of America Corp.
                     sub. notes 7.4s, 2011                                                                       572,240
.........................................................................................................................
            40,000   Bank of New York Co., Inc. (The)
                     sr. sub. notes FRN 3.4s, 2013                                                                38,942
.........................................................................................................................
            40,000   Bank One Corp. sub. notes 5 1/4s, 2013                                                       41,386
.........................................................................................................................
           530,000   Bank United Corp. notes Ser. A, 8s, 2009                                                    595,231
.........................................................................................................................
           100,000   Barclays Bank PLC 144A FRN 6.86s,
                     2049 (United Kingdom)                                                                       117,582
.........................................................................................................................
            50,000   BB&T Corp. sub. notes 4.9s, 2017                                                             50,130
.........................................................................................................................
           100,000   Block Financial Corp. notes 5 1/8s, 2014                                                     99,444
.........................................................................................................................
           399,000   Bosphorus Financial Services Ltd.
                     144A sec. FRN 5.068s, 2012
                     (Cayman Islands)                                                                            398,891
.........................................................................................................................
            80,000   Capital One Bank notes 6 1/2s, 2013                                                          88,019
.........................................................................................................................
            45,000   Capital One Bank notes Ser. BKNT,
                     4 7/8s, 2008                                                                                 45,671
.........................................................................................................................
            50,000   Capital One Bank
                     sr. notes Ser. BKNT, 6.7s, 2008                                                              53,092
.........................................................................................................................
            70,000   CenterPoint Properties Trust
                     notes Ser. MTN, 4 3/4s, 2010 (R)                                                             69,960
.........................................................................................................................
           250,000   CIT Group, Inc. sr. notes 7 3/4s,
                     2012 (S)                                                                                    293,083
.........................................................................................................................
            95,000   CIT Group, Inc. sr. notes 5s, 2015                                                           95,398
.........................................................................................................................
           225,000   CIT Group, Inc. sr. notes 5s, 2014 (S)                                                      227,264
.........................................................................................................................
            65,000   Citigroup, Inc. debs. 6 5/8s, 2028                                                           76,274
.........................................................................................................................
           875,000   Citigroup, Inc. sub. notes 6s, 2033                                                         971,107
.........................................................................................................................
            79,000   Citigroup, Inc. sub. notes 5s, 2014                                                          80,813
.........................................................................................................................
            80,000   Colonial Properties Trust
                     notes 6 1/4s, 2014 (R)                                                                       84,735
.........................................................................................................................
           110,000   Countrywide Capital III company
                     guaranty Ser. B, 8.05s, 2027                                                                136,627
.........................................................................................................................
           105,000   Credit Suisse First Boston
                     USA, Inc. notes 4 7/8s, 2015                                                                106,250
.........................................................................................................................
            60,000   Developers Diversified Realty Corp.
                     notes 4 5/8s, 2010 (R)                                                                       59,658
.........................................................................................................................
           225,000   Equity One, Inc. company
                     guaranty 3 7/8s, 2009 (R)                                                                   217,711
.........................................................................................................................
            80,000   ERP Operating LP notes 6.584s, 2015                                                          89,534
.........................................................................................................................
           165,000   Executive Risk Capital Trust
                     company guaranty Class B, 8.675s, 2027                                                      180,762
.........................................................................................................................
           130,000   First Chicago NBD Corp.
                     sub. notes 6 3/8s, 2009                                                                     139,325
.........................................................................................................................
           135,000   Fleet Capital Trust V bank
                     guaranty FRN 4.43s, 2028                                                                    134,205
.........................................................................................................................
           270,000   Franchise Finance Corp. of America
                     sr. notes 8 3/4s, 2010 (R)                                                                  326,391
.........................................................................................................................
           185,000   Fund American Cos. Inc.
                     notes 5 7/8s, 2013                                                                          191,852
.........................................................................................................................
            60,000   General Electric Capital Corp.
                     notes Ser. A, 6 3/4s, 2032                                                                   74,039
.........................................................................................................................
            75,000   General Electric Capital Corp.
                     notes Ser. A, 6s, 2012                                                                       81,796
.........................................................................................................................
            60,000   General Electric Capital Corp.
                     notes Ser. MTNA, 6 1/8s, 2011                                                                65,188
.........................................................................................................................
           230,000   Goldman Sachs Group, Inc. (The)
                     notes 5 1/8s, 2015                                                                          234,267
.........................................................................................................................
           195,000   Goldman Sachs Group, Inc. (The)
                     notes 4 3/4s, 2013                                                                          195,364
.........................................................................................................................
            75,000   Greenpoint Capital Trust I company
                     guaranty 9.1s, 2027                                                                          83,136
.........................................................................................................................
           130,000   Hartford Financial Services
                     Group, Inc. (The) sr. notes 7.9s, 2010                                                      149,568
.........................................................................................................................
           105,000   Heritage Property Investment Trust
                     company guaranty 5 1/8s, 2014 (R)                                                           105,167
.........................................................................................................................
           180,000   Hospitality Properties Trust
                     notes 6 3/4s, 2013 (R)                                                                      197,693
.........................................................................................................................
           245,000   Household Finance Corp.
                      notes 8s, 2010                                                                             282,697
.........................................................................................................................
           170,000   Household Finance Corp.
                     notes 7s, 2012                                                                              192,844
.........................................................................................................................
            50,000   Household Finance Corp.
                     notes 6 3/8s, 2011                                                                           54,667
.........................................................................................................................
            55,000   HRPT Properties Trust bonds 5 3/4s,
                     2014 (R)                                                                                     56,914
.........................................................................................................................
            80,000   HRPT Properties Trust notes 6 1/4s,
                     2016 (R)                                                                                     86,618
.........................................................................................................................
           240,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 9.547s, 2049 (Jersey)                                                          292,432
.........................................................................................................................
           340,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 4.61s, 2013 (Jersey)                                                           331,799
.........................................................................................................................
            10,000   HSBC Finance Corp.
                     notes 6 3/4s, 2011                                                                           11,100
.........................................................................................................................
           130,000   HSBC Finance Corp.
                     notes 5 1/4s, 2015                                                                          133,496
.........................................................................................................................
           290,000   International Lease Finance Corp.
                     FRN Ser. MTNP, 3.541s, 2010                                                                 289,416
.........................................................................................................................
            80,000   International Lease Finance Corp.
                     notes 4 3/4s, 2012                                                                           79,730
.........................................................................................................................
           140,000   International Lease Finance Corp.
                     unsub. 4 3/4s, 2009                                                                         140,851
.........................................................................................................................
            25,000   iStar Financial, Inc.
                     sr. notes 8 3/4s, 2008 (R)                                                                   27,888
.........................................................................................................................
           160,000   iStar Financial, Inc. sr. notes 6s,
                     2010 (R)                                                                                    167,208
.........................................................................................................................
            85,000   John Hancock Global Funding II 144A
                     notes 7.9s, 2010                                                                             98,849
.........................................................................................................................
           185,000   JP Morgan Chase Capital XV
                     notes 5 7/8s, 2035                                                                          189,887
.........................................................................................................................
           535,000   JPMorgan Chase & Co.
                     sub. notes 5 1/8s, 2014                                                                     547,279
.........................................................................................................................
            65,000   Kimco Realty Corp. notes Ser. MTNC,
                     5.19s, 2013 (R)                                                                              66,524
.........................................................................................................................
            10,000   Lehman Brothers Holdings, Inc.
                     notes 6 5/8s, 2012                                                                           11,169
.........................................................................................................................
           140,000   Lehman Brothers Holdings, Inc.
                     notes Ser. MTNG, 4.8s, 2014                                                                 141,467
.........................................................................................................................
           550,000   Liberty Mutual Insurance 144A
                     notes 7.697s, 2097                                                                          607,175
.........................................................................................................................
            70,000   Loews Corp. notes 5 1/4s, 2016                                                               70,507
.........................................................................................................................
            60,000   Merrill Lynch & Co., Inc.
                     notes Ser. B, 4 3/4s, 2009                                                                   61,264
.........................................................................................................................
           105,000   MetLife, Inc. notes 5.7s, 2035                                                              108,242
.........................................................................................................................
            65,000   MetLife, Inc. notes 5s, 2015                                                                 65,966
.........................................................................................................................
            80,000   MetLife, Inc. sr. notes 6 1/8s, 2011                                                         86,882
.........................................................................................................................
           105,000   Morgan Stanley Dean Witter & Co.
                     sr. notes 6 3/4s, 2011                                                                      116,260
.........................................................................................................................
           185,000   National City Bank bonds 4 5/8s, 2013                                                       186,967
.........................................................................................................................
            90,000   National City Bank
                     sub. notes Ser. BKNT, 6 1/4s, 2011                                                           99,042
.........................................................................................................................
            50,000   Nationwide Financial Services, Inc.
                     notes 5 5/8s, 2015                                                                           52,411
.........................................................................................................................
            60,000   Nationwide Mutual Insurance Co.
                     144A notes 8 1/4s, 2031                                                                      78,061
.........................................................................................................................
           395,000   NB Capital Trust IV company
                     guaranty 8 1/4s, 2027                                                                       431,949
.........................................................................................................................
            85,000   OneAmerica Financial Partners, Inc.
                     144A bonds 7s, 2033                                                                         100,150
.........................................................................................................................
           170,000   PNC Funding Corp. bonds 5 1/4s, 2015                                                        176,229
.........................................................................................................................
           140,000   Popular North America, Inc.
                     sub. notes 3 7/8s, 2008
                     (Puerto Rico)                                                                               138,493
.........................................................................................................................
           155,000   Principal Life Global Funding I
                     144A sec. notes 5 1/4s, 2013                                                                163,093
.........................................................................................................................
            90,000   Protective Life Corp. notes 4.3s, 2013                                                       87,732
.........................................................................................................................
           170,000   Prudential Holdings LLC 144A
                     bonds 8.695s, 2023                                                                          224,614
.........................................................................................................................
           235,000   Prudential Insurance Co. 144A
                     notes 8.3s, 2025                                                                            313,522
.........................................................................................................................
           100,000   Rabobank Capital Funding II 144A
                     bonds 5.26s, 2049                                                                           102,875
.........................................................................................................................
           100,000   Rabobank Capital Funding Trust 144A
                     sub. notes FRN 5.254s, 2049                                                                 102,574
.........................................................................................................................
           140,000   Rouse Co. (The) notes 7.2s,
                     2012 (R)                                                                                    150,868
.........................................................................................................................
           255,000   Royal Bank of Scotland Group PLC
                     bonds Ser. 1, 9.118s, 2049
                     (Britain)                                                                                   303,689
.........................................................................................................................
            50,000   Royal Bank of Scotland Group PLC
                     FRB 7.648s, 2049 (United Kingdom)                                                            63,584
.........................................................................................................................
            85,000   Simon Property Group LP
                     notes 5 5/8s, 2014 (R)                                                                       88,646
.........................................................................................................................
           115,000   State Street Capital Trust II
                     notes FRN 3.768s, 2008                                                                      115,204
.........................................................................................................................
           245,000   Sun Life Canada Capital Trust 144A
                     company guaranty 8.526s, 2049                                                               268,745
.........................................................................................................................
           135,000   Suncorp-Metway, Ltd. 144A notes FRN
                     3 1/2s, 2013 (Australia)                                                                    132,407
.........................................................................................................................
           310,000   UBS AG/Jersey Branch FRN 6.43s,
                     2008 (Jersey)                                                                               317,750
.........................................................................................................................
           160,000   UBS Preferred Funding Trust I
                     company guaranty 8.622s, 2049                                                               190,100
.........................................................................................................................
           240,000   Wachovia Corp. sub. notes 5 1/4s,
                     2014 (S)                                                                                    250,533
.........................................................................................................................
           140,000   Westpac Capital Trust III 144A
                     sub. notes FRN 5.819s, 2049
                     (Australia)                                                                                 148,522
.........................................................................................................................
            70,000   Willis Group North America, Inc.
                     company guaranty 5 5/8s, 2015                                                                70,664
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,463,645
------------------------------------------------------------------------------------------------------------------------
Health Care (0.1%)
.........................................................................................................................
           295,000   American Home Products Corp.
                     notes 6.95s, 2011                                                                           329,683
.........................................................................................................................
            85,000   Bayer Corp. 144A FRB 6.2s, 2008                                                              88,897
.........................................................................................................................
            60,000   HCA, Inc. sr. notes 6.95s, 2012                                                              63,751
.........................................................................................................................
            60,000   Hospira, Inc. notes 5.9s, 2014                                                               64,300
.........................................................................................................................
            70,000   WellPoint, Inc. notes 5s, 2014                                                               71,477
.........................................................................................................................
            70,000   WellPoint, Inc. notes 4 1/4s, 2009                                                           69,690
.........................................................................................................................
            60,000   Wyeth notes 5 1/2s, 2013                                                                     63,147
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 750,945
------------------------------------------------------------------------------------------------------------------------
Technology (0.1%)
.........................................................................................................................
           130,000   Computer Associates
                     International, Inc. 144A
                     sr. notes 5 5/8s, 2014                                                                      131,840
.........................................................................................................................
            40,000   Motorola, Inc. notes 7 5/8s, 2010                                                            45,769
.........................................................................................................................
           125,000   Motorola, Inc. notes 4.608s, 2007                                                           125,956
.........................................................................................................................
            85,000   SunGard Data Systems, Inc.
                     bonds 4 7/8s, 2014                                                                           68,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 371,565
------------------------------------------------------------------------------------------------------------------------
Transportation (0.1%)
.........................................................................................................................
             4,055   Continental Airlines, Inc.
                     pass-through certificates
                     Ser. 97-4A, 6.9s, 2018                                                                        4,025
.........................................................................................................................
            87,025   Continental Airlines, Inc.
                     pass-through certificates
                     Ser. 98-1A, 6.648s, 2017                                                                     85,067
.........................................................................................................................
           180,000   Continental Airlines, Inc.
                     pass-through certificates
                     Ser. 98-2, 6.32s, 2008                                                                      180,303
.........................................................................................................................
           115,000   CSX Corp. notes 6 3/4s, 2011                                                                126,956
.........................................................................................................................
           150,000   Norfolk Southern Corp. notes
                     7.05s, 2037                                                                                 186,894
.........................................................................................................................
           150,000   Norfolk Southern Corp.
                     sr. notes 6 3/4s, 2011                                                                      167,737
.........................................................................................................................
           150,000   Union Pacific Corp. notes 7 3/8s,
                     2009                                                                                        166,816
.........................................................................................................................
           120,000   Union Pacific Corp. notes 6 1/8s,
                     2012                                                                                        129,519
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,047,317
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (0.8%)
.........................................................................................................................
            50,000   AEP Texas Central Co.
                     sr. notes Ser. D, 5 1/2s, 2013                                                               52,388
.........................................................................................................................
           135,000   AEP Texas North Co.
                     sr. notes Ser. B, 5 1/2s, 2013                                                              141,477
.........................................................................................................................
            75,000   Appalachian Power Co.
                     sr. notes Ser. K, 5s, 2017                                                                   74,903
.........................................................................................................................
           110,000   Atmos Energy Corp. notes 4.95s,
                     2014                                                                                        109,797
.........................................................................................................................
           110,000   Beaver Valley II Funding debs. 9s,
                     2017                                                                                        130,524
.........................................................................................................................
            75,000   Carolina Power & Light Co. 1st
                     mtge. 6 1/8s, 2033                                                                           84,605
.........................................................................................................................
            75,000   Carolina Power & Light Co. 1st
                     mtge. 5.7s, 2035                                                                             80,175
.........................................................................................................................
           140,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                          160,664
.........................................................................................................................
            70,000   Cleveland Electric Illuminating Co.
                     (The) 144A sr. notes Ser. D, 7.88s,
                     2017                                                                                         87,675
.........................................................................................................................
            70,000   Consolidated Natural Gas Co.
                     sr. notes 5s, 2014                                                                           70,814
.........................................................................................................................
           130,000   Consumers Energy Co. 1st mtge.
                     5.65s, 2020                                                                                 136,051
.........................................................................................................................
           250,000   Consumers Energy Co. 1st mtge.
                     Ser. B, 5 3/8s, 2013                                                                        259,316
.........................................................................................................................
           105,000   Dayton Power & Light Co. (The) 1st
                     mtge. 5 1/8s, 2013                                                                          108,780
.........................................................................................................................
            70,000   Detroit Edison Co. 144A 1st mtge.
                     5.45s, 2035                                                                                  72,853
.........................................................................................................................
           120,000   Duke Capital Corp.
                     sr. notes Ser. A, 6 1/4s, 2005                                                              120,075
.........................................................................................................................
            15,000   FirstEnergy Corp. notes Ser. B,
                     6.45s, 2011                                                                                  16,389
.........................................................................................................................
           108,000   FirstEnergy Corp. notes Ser. C,
                     7 3/8s, 2031                                                                                132,017
.........................................................................................................................
           115,000   Florida Power & Light Co. 1st mtge.
                     5.95s, 2033                                                                                 131,059
.........................................................................................................................
            50,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                 54,580
.........................................................................................................................
            60,000   Indianapolis Power & Light 144A 1st
                     mtge. 6.3s, 2013                                                                             65,314
.........................................................................................................................
            40,000   Kansas Gas & Electric 144A
                     bonds 5.647s, 2021                                                                           40,598
.........................................................................................................................
            85,000   Kinder Morgan, Inc. notes 5.15s, 2015                                                        85,962
.........................................................................................................................
           205,000   Kinder Morgan, Inc.
                     sr. notes 6 1/2s, 2012                                                                      225,983
.........................................................................................................................
           120,000   MidAmerican Energy Holdings Co.
                     sr. notes 4 5/8s, 2007                                                                      120,403
.........................................................................................................................
            20,000   MidAmerican Energy Holdings Co.
                     sr. notes 3 1/2s, 2008                                                                       19,485
.........................................................................................................................
           235,000   Monongahela Power Co. 1st mtge. 2006                                                        236,902
.........................................................................................................................
            55,000   National Fuel Gas Co. notes 5 1/4s,
                     5s, 2013                                                                                     56,529
.........................................................................................................................
            49,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                          55,125
.........................................................................................................................
            80,000   Nevada Power Co. 144A general ref.
                     mtge. 5 7/8s, 2015                                                                           80,400
.........................................................................................................................
           170,000   NiSource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                       195,342
.........................................................................................................................
           245,000   Northern States Power Co. 1st mtge.
                     Ser. B, 8s, 2012                                                                            297,846
.........................................................................................................................
            20,000   Oncor Electric Delivery Co. sec.
                     notes 7 1/4s, 2033                                                                           24,937
.........................................................................................................................
            20,000   Oncor Electric Delivery Co. sec.
                     notes 6 3/8s, 2015                                                                           22,169
.........................................................................................................................
           245,000   Oncor Electric Delivery Co. sec.
                     notes 6 3/8s, 2012                                                                          268,478
.........................................................................................................................
           165,000   Pacific Gas & Electric Co. 1st
                     mtge. 6.05s, 2034                                                                           182,771
.........................................................................................................................
            65,000   Pacific Gas & Electric Co. 1st
                     mtge. 4.8s, 2014                                                                             65,493
.........................................................................................................................
           110,000   PacifiCorp Sinking Fund 1st mtge.
                     5.45s, 2013                                                                                 116,360
.........................................................................................................................
           100,000   Pepco Holdings, Inc. notes 5 1/2s, 2007                                                     102,217
.........................................................................................................................
            40,000   Potomac Edison Co. 144A 1st mtge.
                     5.35s, 2014                                                                                  41,659
.........................................................................................................................
           147,516   Power Receivable Finance, LLC 144A
                     sr. notes 6.29s, 2012 (S)                                                                   153,258
.........................................................................................................................
            75,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                                80,616
.........................................................................................................................
            60,000   Public Service Company of New
                     Mexico sr. notes 4.4s, 2008                                                                  59,965
.........................................................................................................................
           120,000   Public Service Electric & Gas Co.
                     1st mtge. FRN 6 3/8s, 2008                                                                  126,477
.........................................................................................................................
            60,000   Public Services Co. of Colorado
                     sr. notes Ser. A, 6 7/8s, 2009                                                               65,365
.........................................................................................................................
           100,000   Rochester Gas & Electric
                     notes 6 3/8s, 2033                                                                          118,710
.........................................................................................................................
            90,000   Southern California Edison Co. 1st
                     mtge. 6s, 2034                                                                              100,802
.........................................................................................................................
            55,000   Southern California Edison Co. 1st
                     mtge. 5s, 2016                                                                               56,293
.........................................................................................................................
           125,000   Southern California Edison Co. 1st
                     mtge. 5s, 2014                                                                              128,456
.........................................................................................................................
            70,000   Tampa Electric Co. notes 6 7/8s, 2012                                                        79,174
.........................................................................................................................
            45,000   TGT Pipeline Co. 144A notes
                     5 1/2s, 2017                                                                                 46,756
.........................................................................................................................
           110,000   Westar Energy, Inc. 1st mtge. 5.1s, 2020                                                    109,724
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,453,711
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $38,467,645)                                                                      $40,007,960
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            14,300   Hartford Financial Services
                     Group, Inc. (The) $3.50 cv. pfd.                                                           $981,338
.........................................................................................................................
            13,600   Hartford Financial Services
                     Group, Inc. (The) $3.00 cv. pfd.                                                            918,000
.........................................................................................................................
            15,200   Huntsman Corp. $2.50 cv. pfd.                                                               701,100
.........................................................................................................................
            22,200   Xerox Corp. 6.25% cv. pfd.                                                                2,644,575
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $4,652,072)                                                                        $5,245,013
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (--%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                            Rating (RAT)           Value
.........................................................................................................................
          $120,000   NJ State Tpk. Auth. Rev. Bonds,
                     Ser. B, AMBAC, 4.252s, 1/1/16                                                   Aaa        $118,918
.........................................................................................................................
           145,000   OR State G.O. Bonds
                     (Taxable Pension), 5.892s, 6/1/27                                               Aa3         167,388
------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds and Notes
                     (cost $265,000)                                                                            $286,306
------------------------------------------------------------------------------------------------------------------------
UNITS (--%) (a) (cost $65,650)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
             1,300   Cendant Corp. unit 4.89s, 2006                                                              $65,650
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
       $13,022,141   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                     $13,017,115
.........................................................................................................................
        32,950,719   Putnam Prime Money Market Fund (e)                                                       32,950,719
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $45,967,834)                                                                      $45,967,834
------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $718,314,497)                                                  $793,088,593
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2005 (Unaudited)
(aggregate face value $226,363)
------------------------------------------------------------------------------
                                         Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
Euro                         $223,407     $226,363     9/21/05        $(2,956)
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                            Number of               Expiration   Appreciation/
                            Contracts        Value        Date  (Depreciation)
...............................................................................
Euro 90 day (Long)                 10   $2,403,750      Sep-05        $(5,764)
...............................................................................
Euro 90 day (Long)                  4      960,300      Dec-05         (2,941)
...............................................................................
Euro 90 day (Long)                  2      480,050      Mar-05            692
...............................................................................
Interest Rate Swap
10 yr (Long)                      147   16,592,625      Sep-05         18,136
...............................................................................
S&P 500 Index (Long)                2      597,750      Sep-05           (258)
...............................................................................
U.S. Treasury
Bond (Long)                       121   14,368,750      Sep-05        276,240
...............................................................................
U.S. Treasury Note
10 yr (Long)                       42    4,765,688      Sep-05         13,112
...............................................................................
U.S. Treasury Note
2 yr (Short)                       66   13,707,375      Sep-05        (13,438)
...............................................................................
U.S. Treasury Note
5 yr (Short)                      215   23,411,484      Sep-05        (84,629)
...............................................................................
U.S. Treasury Note
5 yr (Long)                       201   21,887,016      Sep-05          8,735
------------------------------------------------------------------------------
                                                                     $209,885
------------------------------------------------------------------------------

TBA Sale Commitments Outstanding at June 30, 2005
(Unaudited)
(proceeds receivable $39,234,842)
------------------------------------------------------------------------------
                                           Principal Settlement
Agency                                        Amount        Date        Value
...............................................................................
FHLMC, 6s, July 1, 2035                   $1,070,000     7/14/05   $1,096,834
...............................................................................
FHLMC, 5 1/2s, July 1, 2035                2,900,000     7/14/05    2,940,101
...............................................................................
FHLMC, 5 1/2s, July 1, 2020                1,692,000     7/19/05    1,736,018
...............................................................................
FNMA, 7s, July 1, 2035                     3,888,000     7/14/05    4,099,410
...............................................................................
FNMA, 6s, July 1, 2035                       160,000     7/14/05      164,038
...............................................................................
FNMA, 5 1/2s, July 1, 2020                   800,000     7/19/05      821,000
...............................................................................
FNMA, 5s, July 1, 2035                    28,426,000     7/14/05   28,423,780
------------------------------------------------------------------------------
                                                                  $39,281,181
------------------------------------------------------------------------------

Interest Rate Swap Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                            Notional Termination  Appreciation/
                                              Amount        Date (Depreciation)
...............................................................................
Agreement with Bank of America,
N.A. dated December 2, 2003 to
receive semi-annually the notional
amount multiplied by 2.444% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                $3,306,000     12/5/05     $(19,477)
...............................................................................
Agreement with Bank of America,
N.A. dated December 12, 2003 to
pay semi-annually the notional
amount multiplied by 2.1125% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                             154,000    12/16/05        1,202
...............................................................................
Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the notional
amount multiplied by 5.2125% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 4,247,000     1/28/24      403,226
...............................................................................
Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 3,900,000     3/30/09      105,646
...............................................................................
Agreement with JPMorgan
Chase Bank, N.A. dated
March 3, 2005 to receive semi-
annually the notional amount
multiplied by 4.798% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                12,000,000      3/7/15      585,482
...............................................................................
Agreement with Bank of America,
N.A. dated December 20, 2004
to pay semi-annually the notional
amount multiplied by 3.965% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                          13,480,000    12/22/09       84,016
...............................................................................
Agreement with Bank of America,
N.A. dated January 12, 2005 to
receive semi-annually the notional
amount multiplied by 4.106% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                14,400,000     1/14/10      164,024
...............................................................................
Agreement with Bank of America,
N.A. dated March 31, 2005 to pay
semi-annually the notional amount
multiplied by 4.6375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                13,300,000      4/6/10     (333,801)
...............................................................................
Agreement with Credit Suisse
First Boston International dated
November 15, 2004 to pay semi-
annually the notional amount
multiplied by 3.947% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                10,700,000    11/17/09       64,345
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 5, 2003 to receive
semi-annually the notional amount
multiplied by 2.23762% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                             6,401,000     12/9/05      (44,720)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to receive
semi-annually the notional
amount multiplied by 4.641%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                      12,979,000    12/15/13      341,721
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 2.235%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                         302,000    12/15/05        2,164
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 11, 2003 to pay
semi-annually the notional
amount multiplied by 4.710%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                       1,264,000    12/15/13      (39,438)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 12, 2003 to pay semi-
annually the notional amount
multiplied by 4.579% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                               479,000    12/16/13      (10,501)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay semi-
annually the notional amount
multiplied by 2.009% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                              7,474,000    1/23/06       51,273
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay semi-
annually the notional amount
multiplied by 2.008% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                             7,474,000     1/23/06       51,273
...............................................................................
Agreement with Bank of America,
N.A. dated June 15, 2005 to pay
semi-annually the notional amount
multiplied by 4.555% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 2,740,000     6/17/15      (45,843)
...............................................................................
Agreement with Bank of America,
N.A. dated June 21, 2005 to pay
semi-annually the notional amount
multiplied by 4.466% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                   990,000     6/23/15       (9,184)
...............................................................................
Agreement with Bank of America,
N.A. dated June 21, 2005 to pay
semi-annually the notional amount
multiplied by 4.45% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                   410,000     6/23/15       (3,273)
...............................................................................
Agreement with Bank of America,
N.A. dated June 22, 2005 to pay
semi-annually the notional amount
multiplied by 4.39% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                   500,000     6/24/15       (1,551)
...............................................................................
Agreement with Credit Suisse First
Boston International dated July 7,
2004 to receive semi-annually the
notional amount multiplied by
2.931% and pay quarterly the
notional amount multiplied by the
three month USD-LIBOR.                     2,901,900      7/9/06       (8,070)
...............................................................................
Agreement with Credit Suisse First
Boston International dated
October 5, 2004 to receive semi-
annually the notional amount
multiplied by 4.624% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                  1,590,000    10/7/14       41,005
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 14, 2005 to
pay semi-annually the notional
amount multiplied by 4.538% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                           2,380,000     6/16/15      (36,008)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 22, 2005 to
receive semi-annually the notional
amount multiplied by 4.387% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                   590,000     6/24/15         (917)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 27, 2005 to
receive semi-annually the notional
amount multiplied by 4.296% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 8,280,000     6/29/15      (39,665)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay semi-
annually the notional amount
multiplied by 4.408% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                             2,471,000     1/23/14      (55,697)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 21, 2004 to pay semi-
annually the notional amount
multiplied by 4.419% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                             2,471,000     1/23/14      (57,568)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay semi-
annually the notional amount
multiplied by 1.999% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                             7,659,000     1/26/06       54,765
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
January 22, 2004 to pay semi-
annually the notional amount
multiplied by 2.007% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR-BBA.                              4,015,000    1/26/06       28,431
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 30, 2005
for the obligation to receive/(pay)
a fixed swap rate of 4.58%
semiannually versus the three
month LIBOR.  For this obligation,
Putnam receives an upfront
premium from JPMorgan Chase
Bank, N.A. of 778 basis points.           10,980,000      7/3/17            --
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 30, 2005
for the obligation to receive/(pay)
a fixed swap rate of 4.58%
semiannually versus the three
month LIBOR.  For this obligation,
Putnam receives an upfront
premium from JPMorgan Chase
Bank, N.A. of 778 basis points.           10,980,000      7/3/17            --
------------------------------------------------------------------------------
                                                                   $1,272,860
------------------------------------------------------------------------------
Total Return Swap Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                            Notional Termination  Appreciation/
                                              Amount        Date (Depreciation)
...............................................................................
Agreement with Citigroup Financial
Products, Inc. dated January 25,
2005 to receive at maturity the
notional amount multiplied by the
nominal spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and an accrual of -5 basis
points plus the beginning of the
period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
and pay at maturity the notional
amount multiplied by the nominal
spread depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified
duration factor.                          $2,400,000     7/31/05       $4,547
...............................................................................
Agreement with Citigroup Financial
Products, Inc. dated January 25,
2005 to receive at maturity the
notional amount multiplied by the
nominal spread appreciation of the
Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and an
accrual of 25 basis points plus the
beginning of the period nominal
spread of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay
at maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified
duration factor                            2,400,000     7/31/05        3,111
...............................................................................
Agreement with Citigroup Financial
Products, Inc. dated April 22, 2005
to receive at maturity the notional
amount multiplied by the nominal
spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and an accrual of 40 basis
points plus the beginning of the
period nominal spread of the
Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index and pay at maturity
the notional amount multiplied by
the nominal spread depreciation
of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor.                  3,254,000     11/1/05        8,668
...............................................................................
Agreement with Citigroup Financial
Products, Inc. dated May 5, 2005
to receive at maturity the notional
amount multiplied by the nominal
spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and an accrual of 35 basis
points plus the beginning of the
period nominal spread of the
Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index and pay at maturity
the notional amount multiplied by
the nominal spread depreciation
of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor.                  3,166,000     11/1/05        4,202
...............................................................................
Agreement with Deutsche Bank
AG dated May 3, 2005 to pay at
maturity the notional amount
multiplied by the nominal spread
appreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted
by a modified duration factor and
an accrual of 35 basis points plus
the beginning of the period nominal
spread of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive
at maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities
Index adjusted by a modified
duration factor.                           1,627,000     11/1/05       (3,423)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
December 29, 2004 to pay at
maturity the notional amount
multiplied by the spread
depreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and receive at maturity the
notional amount multiplied by the
appreciation of the Lehman
Brothers AAA Commercial
Mortgage Backed Securities Index
plus 8 basis points.                      25,743,000      7/1/05      109,253
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated May 6,
2005 to pay at maturity the notional
amount multiplied by the nominal
spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and an accrual of 75 basis
points plus the beginning of the
period nominal spread of the
Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index and receive at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified
duration factor.                           8,150,000      7/1/05      (22,160)
------------------------------------------------------------------------------
                                                                     $104,198
------------------------------------------------------------------------------
Credit Default Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                                        Notional  Appreciation/
                                                          Amount (Depreciation)
...............................................................................
Agreement with Deutsche Bank AG effective
September 9, 2004, maturing on
September 20, 2014, to receive a quarterly
payment of 0.58% times the notional amount.
Upon a credit default event of any CVS senior
note, the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of any CVS senior note.                $90,000        $(419)
...............................................................................
Agreement with Lehman Brothers Special
Financing, Inc. effective June 27, 2005, maturing
on June 20, 2010, to receive/(pay) a premium
based on the difference between the original
spread on issue and the market spread on day
of execution and pay quarterly 28 basis points
times the notional amount. Upon a credit default
event of a reference entity within the DJ IG CDX
5 year Series 4 Index 10-15% tranche, the fund
receives a payment of the proportional notional
amount times the difference between the par
value and the then-market value of the reference
entity within the DJ IG CDX 5 year Series 4
Index 10-15% tranche.                                  3,271,000       (1,806)
...............................................................................
Agreement with Lehman Brothers Special
Financing, Inc. effective June 27, 2005, maturing
on June 20, 2010, to receive/(pay) a premium
based on the difference between the original
spread on issue and the market spread on day of
execution and pay quarterly 28 basis points times
the notional amount. Upon a credit default event
of a reference entity within the DJ IG CDX 5 year
Series 4 Index 10-15% tranche, the fund receives
a payment of the proportional notional amount
times the difference between the par value and
the then-market value of the reference entity
within the DJ IG CDX 5 year Series 4
Index 10-15% tranche.                                  2,415,000        1,433
...............................................................................
Agreement with Bank of America, N.A. effective
January 31, 2005 maturing on March 20, 2010,
to receive quarterly 18.5 basis points times the
notional amount. Upon a credit default event of
a FNMA senior note, the fund makes a payment
of the proportional notional amount times the
difference between the par value and the
then-market value of any FNMA senior note.             4,200,000       (4,770)
...............................................................................
Agreement with Bank of America, N.A. effective
February 25, 2005, maturing on March 20, 2010,
to receive quarterly the notional amount times
18.75 basis points per annum. Upon a credit
default event of FNMA, 5.375%, November 15,
2011, the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of FNMA, 5.375%,
November 15, 2011.                                     2,800,000       (3,485)
...............................................................................
Agreement with Bank of America, N.A. effective
April 4, 2005, maturing on June 20, 2010, to
receive quarterly the notional amount times
23.25 basis points per annum. Upon a credit
default event of FNMA, 5.375%, November 11,
2010, the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of FNMA, 5.375%,
November 11, 2010.                                     2,300,000        7,359
...............................................................................
Agreement with Citigroup Financial
Products, Inc. effective June 09, 2005, maturing
on June 20, 2010, to receive/(pay) a premium
based on the difference between the original
spread on issue and the market spread on day
of execution and receive quarterly 19.5 basis
points times the notional amount. Upon a
credit default event of a reference entity within
the DJ IG CDX 5 year Series 4 Index 10-15%
tranche, the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of the reference entity
within the DJ IG CDX 5 year Series 4 Index
10-15% tranche.                                          970,000       (2,291)
...............................................................................
Agreement with Credit Suisse First Boston
International effective February 18, 2005,
maturing on March 20, 2010, to receive
quarterly the notional amount times 19 basis
points per annum. Upon a credit default event
of FNMA, 5.25%, August 1, 2012, the fund
makes a payment of the proportional notional
amount times the difference between the par
value and the then-market value of FNMA,
5.25%, August 1, 2012.                                 1,400,000        1,716
...............................................................................
Agreement with Deutsche Bank AG. effective
June 23, 2005, maturing on June 20, 2010, to
receive/(pay) a premium based on the difference
between the original spread on issue and the
market spread on day of execution and pay
quarterly 40 basis points times the notional
amount. Upon a credit default event of a
reference entity within the DJ IG CDX 5 year
Series 4 Index, the fund receives a payment of
the proportional notional amount times the
difference between the par value and the
then-market value of the reference entity within
the DJ IG CDX 5 year Series 4 Index.                     389,750       (3,327)
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on
the date on which the notional amount is
reduced to zero or the date on which the assets
securing the reference obligation are liquidated,
the fund receives a payment of the outstanding
notional amount times 2.55625% and the fund
pays in the event of a credit default in one of
the underlying securities in the basket of BB
CMBS securities.                                         322,074        7,626
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on the
date on which the notional amount is reduced
to zero or the date on which the assets securing
the reference obligation are liquidated, the fund
receives a payment of the outstanding notional
amount times 2.4625% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.          161,037        7,209
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on the
date on which the notional amount is reduced
to zero or the date on which the assets securing
 the reference obligation are liquidated, the fund
receives a payment of the outstanding notional
amount times 2.475% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.           80,519        2,523
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on the
date on which the notional amount is reduced to
zero or the date on which the assets securing the
reference obligation are liquidated, the fund
receives a payment of the outstanding notional
amount times 2.6% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.           40,259          400
...............................................................................
Agreement with Goldman Sachs effective
September 2, 2004, terminating on the date on
which the notional amount is reduced to zero
or the date on which the assets securing the
reference obligation are liquidated, the fund
receives a payment of the outstanding notional
 amount times 2.5% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.           40,259        2,439
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on
the date on which the notional amount is
reduced to zero or the date on which the assets
securing the reference obligation are liquidated,
the fund receives a payment of the outstanding
notional amount times 2.35% and the fund pays
in the event of a credit default in one of the
underlying securities in the basket of BB
CMBS securities.                                         322,074       15,499
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on the
date on which the notional amount is reduced
to zero or the date on which the assets securing
the reference obligation are liquidated, the fund
receives a payment of the outstanding notional
amount times 2.433% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.          120,778        5,060
...............................................................................
Agreement with Bank of America, N.A. effective
June 20, 2005, maturing on June 20, 2010, to
receive(pay) a premium based on the difference
between the original spread on issue and the
market spread on day of execution and pay
quarterly 40 basis points times the notional
amount. Upon a credit default event of a
reference entity within the DJ IG CDX 5 year
Series 4 Index, the fund receives a payment of
the proportional notional amount times the
difference between the par value and the then-
market value of the reference entity within the
DJ IG CDX 5 year Series 4 Index.                         408,875          398
...............................................................................
Agreement with Lehman Brothers Special
Financing, Inc. effective June 20, 2005, maturing
on June 20, 2010, to receive/(pay) a premium
based on the difference between the original
spread on issue and the market spread on day
of execution and pay quarterly 40 basis points
times the notional amount. Upon a credit
default event of a reference entity within
the DJ HY CDX 5 year Series 4 Index, the
fund receives  a payment of the proportional
notional amount times the difference between
the par value and the then-market value of
the reference entity within the DJ HY CDX
5 year Series 4 Index.                                   408,875          413
...............................................................................
Agreement with Bank of America, N.A.
effective November 24, 2004, maturing on
April 15, 2010, to receive a premium equal to
2.58% times the notional amount. Upon a credit
default event of any News Corp. senior note or
bond, the fund makes a payment of the
proportional notional amount times the
difference between the par value and the then-
market value of the defaulted News Corp.
senior note or bond.                                      85,000         (240)
------------------------------------------------------------------------------
                                                                      $35,737
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT Global Asset Allocation Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (63.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Banking (3.9%)
.........................................................................................................................
            14,427   Allied Irish Banks PLC (Ireland)                                                           $308,585
.........................................................................................................................
             3,100   Anchor BanCorp Wisconsin, Inc.                                                               93,806
.........................................................................................................................
            19,247   Australia & New Zealand Banking
                     Group, Ltd. (Australia)                                                                     317,754
.........................................................................................................................
            45,000   Bank of Fukuoka, Ltd. (The) (Japan)                                                         265,939
.........................................................................................................................
             5,373   Bank of Ireland (Ireland)                                                                    86,406
.........................................................................................................................
            40,000   Bank of Yokohama, Ltd.
                     (The) (Japan) (NON)                                                                         230,052
.........................................................................................................................
           106,429   Barclays PLC (United Kingdom)                                                             1,056,322
.........................................................................................................................
             3,100   Bayerische Vereinsbank AG
                     (Germany) (NON)                                                                              80,610
.........................................................................................................................
            13,785   BNP Paribas SA (France)                                                                     942,740
.........................................................................................................................
            36,000   Chiba Bank, Ltd. (The) (Japan)                                                              236,400
.........................................................................................................................
             5,550   City Holding Co.                                                                            202,686
.........................................................................................................................
            18,450   Colonial Bancgroup, Inc.                                                                    407,007
.........................................................................................................................
             3,400   Comerica, Inc.                                                                              196,520
.........................................................................................................................
             2,400   Corus Bankshares, Inc.                                                                      133,176
.........................................................................................................................
            65,000   DBS Group Holdings, Ltd.
                     (Singapore)                                                                                 549,631
.........................................................................................................................
             4,089   Depfa Bank PLC (Ireland)                                                                     65,775
.........................................................................................................................
             2,700   First Financial Bankshares, Inc.                                                             91,368
.........................................................................................................................
             8,040   FirstFed Financial Corp. (NON)                                                              479,264
.........................................................................................................................
            12,800   Flagstar Bancorp, Inc.                                                                      242,304
.........................................................................................................................
             7,000   Gunma Bank, Ltd. (The) (Japan)                                                               42,127
.........................................................................................................................
            55,093   HBOS PLC (United Kingdom)                                                                   848,068
.........................................................................................................................
            10,464   ICAP PLC (United Kingdom)                                                                    55,559
.........................................................................................................................
             2,900   Irwin Financial Corp.                                                                        64,351
.........................................................................................................................
             8,689   KBC Groupe SA (Belgium)                                                                     684,952
.........................................................................................................................
            17,700   KeyCorp                                                                                     586,755
.........................................................................................................................
                86   Mizuho Financial Group, Inc.
                     (Japan)                                                                                     387,711
.........................................................................................................................
             8,900   Nara Bancorp, Inc.                                                                          130,652
.........................................................................................................................
            10,800   National City Corp.                                                                         368,496
.........................................................................................................................
            77,500   Nordea AB (Sweden)                                                                          702,906
.........................................................................................................................
            12,150   Oriental Financial Group
                     (Puerto Rico) (S)                                                                           185,409
.........................................................................................................................
             2,500   PFF Bancorp, Inc.                                                                            75,725
.........................................................................................................................
            10,360   R&G Financial Corp. Class B
                     (Puerto Rico)                                                                               183,268
.........................................................................................................................
            10,410   Republic Bancorp, Inc.                                                                      155,942
.........................................................................................................................
             2,215   Republic Bancorp, Inc. Class A                                                               48,088
.........................................................................................................................
            41,000   Resona Holdings, Inc. (Japan) (NON)                                                          76,235
.........................................................................................................................
             2,600   Southwest Bancorp, Inc.                                                                      53,248
.........................................................................................................................
                 8   Sumitomo Mitsui Financial
                     Group, Inc. (Japan)                                                                          53,956
.........................................................................................................................
             2,247   Taylor Capital Group, Inc.                                                                   88,195
.........................................................................................................................
             2,100   Trico Bancshares                                                                             46,914
.........................................................................................................................
            19,368   U.S. Bancorp                                                                                565,546
.........................................................................................................................
                42   UFJ Holdings, Inc. (Japan) (NON)                                                            217,990
.........................................................................................................................
            17,090   UnionBanCal Corp.                                                                         1,143,663
.........................................................................................................................
            16,945   Wells Fargo & Co.                                                                         1,043,473
.........................................................................................................................
             3,300   West Coast Bancorp                                                                           80,553
.........................................................................................................................
            18,300   Westcorp                                                                                    959,286
.........................................................................................................................
            51,089   Westpac Banking Corp. (Australia)                                                           774,086
.........................................................................................................................
            11,700   Wilshire Bancorp, Inc.                                                                      167,661
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,777,160
------------------------------------------------------------------------------------------------------------------------
Basic Materials (3.0%)
.........................................................................................................................
            44,900   AK Steel Holding Corp. (NON)                                                                287,809
.........................................................................................................................
             2,900   Albany International Corp.                                                                   93,119
.........................................................................................................................
            33,107   Arcelor (Luxembourg)                                                                        646,317
.........................................................................................................................
             5,400   BASF AG (Germany)                                                                           358,015
.........................................................................................................................
             5,991   BlueScope Steel, Ltd. (Australia)                                                            37,161
.........................................................................................................................
             7,300   Brady Corp. Class A                                                                         226,300
.........................................................................................................................
             3,150   Carpenter Technology Corp.                                                                  163,170
.........................................................................................................................
            12,562   Clariant AG (Switzerland)                                                                   166,350
.........................................................................................................................
             9,700   Commercial Metals Co.                                                                       231,054
.........................................................................................................................
             2,818   DSM NV (Netherlands)                                                                        192,486
.........................................................................................................................
            10,921   Eastman Chemical Co.                                                                        602,293
.........................................................................................................................
            30,700   Fletcher Building, Ltd.
                     (New Zealand)                                                                               147,079
.........................................................................................................................
            11,149   Georgia Gulf Corp.                                                                          346,176
.........................................................................................................................
             2,600   Grief, Inc. Class A                                                                         158,860
.........................................................................................................................
             5,250   Italcementi SpA (Italy)                                                                      81,728
.........................................................................................................................
            13,248   James Hardie Industries NV
                     (Netherlands)                                                                                76,246
.........................................................................................................................
             4,400   JFE Holdings, Inc. (Japan)                                                                  108,252
.........................................................................................................................
           196,000   Kobe Steel, Ltd. (Japan)                                                                    368,662
.........................................................................................................................
             1,800   Linde AG (Germany)                                                                          121,210
.........................................................................................................................
            37,000   Louisiana-Pacific Corp.                                                                     909,460
.........................................................................................................................
             4,050   MacDermid, Inc.                                                                             126,198
.........................................................................................................................
             8,900   Metal Management, Inc.                                                                      172,215
.........................................................................................................................
             4,000   NOK Corp. (Japan)                                                                           111,223
.........................................................................................................................
            13,400   NS Group, Inc. (NON)                                                                        435,634
.........................................................................................................................
             9,700   Nucor Corp.                                                                                 442,514
.........................................................................................................................
             6,800   OM Group, Inc. (NON)                                                                        167,892
.........................................................................................................................
             7,300   Phelps Dodge Corp.                                                                          675,250
.........................................................................................................................
            11,111   PPG Industries, Inc.                                                                        697,326
.........................................................................................................................
             3,000   Quanex Corp.                                                                                159,030
.........................................................................................................................
             9,500   Rautaruukki OYJ (Finland)                                                                   141,906
.........................................................................................................................
             6,900   Rayonier, Inc. (R)                                                                          365,907
.........................................................................................................................
            25,667   Rinker Group, Ltd. (Australia)                                                              271,246
.........................................................................................................................
             9,900   Shin-Etsu Chemical Co. (Japan)                                                              374,547
.........................................................................................................................
             5,050   Silgan Holdings, Inc.                                                                       284,012
.........................................................................................................................
             5,700   Southern Peru Copper Corp. (Peru) (S)                                                       244,188
.........................................................................................................................
             1,800   Steel Dynamics, Inc.                                                                         47,250
.........................................................................................................................
                34   Sterling Chemicals, Inc. (NON)                                                                1,190
.........................................................................................................................
            67,400   Terra Industries, Inc. (NON)                                                                458,994
.........................................................................................................................
            14,085   United States Steel Corp.                                                                   484,101
.........................................................................................................................
             5,270   Vinci SA (France)                                                                           438,520
.........................................................................................................................
             6,616   Voest-Alpine AG (Austria) (S)                                                               462,934
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,883,824
------------------------------------------------------------------------------------------------------------------------
Capital Goods (4.5%)
.........................................................................................................................
            11,023   ABB, Ltd. (Switzerland) (NON)                                                                72,299
.........................................................................................................................
            12,826   Actividades de Construccion y
                     Servicios SA (Spain)                                                                        357,823
.........................................................................................................................
            10,800   Applied Industrial
                     Technologies, Inc.                                                                          348,732
.........................................................................................................................
            20,250   Autogrill SpA (Italy)                                                                       266,291
.........................................................................................................................
            10,000   Autoliv, Inc. (Sweden)                                                                      438,000
.........................................................................................................................
            31,815   BAE Systems PLC (United Kingdom)                                                            162,909
.........................................................................................................................
             9,153   Balfour Beatty PLC (United Kingdom)                                                          54,140
.........................................................................................................................
             4,100   Blount International, Inc. (NON)                                                             68,429
.........................................................................................................................
            14,400   Boeing Co. (The)                                                                            950,400
.........................................................................................................................
             5,971   Bouygues SA (France)                                                                        246,558
.........................................................................................................................
            10,400   Canon, Inc. (Japan)                                                                         545,335
.........................................................................................................................
             4,200   Clean Harbors, Inc (NON) (S)                                                                 91,056
.........................................................................................................................
             2,600   Commercial Vehicle Group, Inc. (NON)                                                         46,150
.........................................................................................................................
           165,949   Cookson Group PLC
                     (United Kingdom) (NON)                                                                      903,734
.........................................................................................................................
            13,200   Cummins, Inc.                                                                               984,852
.........................................................................................................................
             2,700   Daito Trust Construction Co., Ltd.
                     (Japan)                                                                                     100,913
.........................................................................................................................
             2,800   DRS Technologies, Inc.                                                                      143,584
.........................................................................................................................
             4,000   Eagle Materials, Inc.                                                                       370,360
.........................................................................................................................
             6,300   Eaton Corp.                                                                                 377,370
.........................................................................................................................
             8,900   Emerson Electric Co.                                                                        557,407
.........................................................................................................................
            11,000   EnPro Industries, Inc. (NON)                                                                317,570
.........................................................................................................................
             6,642   European Aeronautic Defense and
                     Space Co. (Netherlands)                                                                     210,826
.........................................................................................................................
             2,400   Flowserve Corp. (NON)                                                                        72,624
.........................................................................................................................
             2,800   Franklin Electric Co., Inc.                                                                 108,220
.........................................................................................................................
             9,000   Fujikura, Ltd. (Japan)                                                                       43,846
.........................................................................................................................
            66,045   General Electric Co.                                                                      2,288,459
.........................................................................................................................
             4,300   Global Imaging Systems, Inc. (NON) (S)                                                      136,998
.........................................................................................................................
             3,800   Heico Corp.                                                                                  88,958
.........................................................................................................................
            20,305   IMI PLC (United Kingdom)                                                                    151,225
.........................................................................................................................
            13,700   Innovative Solutions &
                     Support, Inc. (NON)                                                                         459,909
.........................................................................................................................
           139,026   Invensys, PLC (United Kingdom) (NON)                                                         25,955
.........................................................................................................................
             5,100   Kennametal, Inc.                                                                            233,835
.........................................................................................................................
            16,294   Leighton Holdings, Ltd. (Australia)                                                         142,032
.........................................................................................................................
             3,100   LSI Industries, Inc.                                                                         43,214
.........................................................................................................................
             3,400   MAN AG (Germany)                                                                            140,991
.........................................................................................................................
             6,950   Moog, Inc. (NON)                                                                            218,856
.........................................................................................................................
            24,450   Mueller Industries, Inc.                                                                    662,595
.........................................................................................................................
               520   NACCO Industries, Inc. Class A                                                               55,754
.........................................................................................................................
             8,000   Nordson Corp.                                                                               274,240
.........................................................................................................................
            10,516   Oce NV (Netherlands)                                                                        154,609
.........................................................................................................................
            17,000   Okumura Corp. (Japan)                                                                        95,993
.........................................................................................................................
            26,000   Perini Corp. (NON)                                                                          426,920
.........................................................................................................................
               939   Rieter Holding AG (Switzerland)                                                             259,774
.........................................................................................................................
            14,000   Rockwell Automation, Inc.                                                                   681,940
.........................................................................................................................
             3,200   Rofin-Sinar Technologies, Inc. (NON)                                                        104,960
.........................................................................................................................
               645   Schindler Holding AG (Switzerland)                                                          232,629
.........................................................................................................................
                23   Siemens AG (Germany)                                                                          1,674
.........................................................................................................................
            20,000   Skanska AB Class B (Sweden)                                                                 246,639
.........................................................................................................................
             3,000   Standard Register Co. (The)                                                                  47,430
.........................................................................................................................
             2,800   Tecumseh Products Co. Class A                                                                76,832
.........................................................................................................................
             6,100   Teledyne Technologies, Inc. (NON)                                                           198,738
.........................................................................................................................
            16,750   Terex Corp. (NON)                                                                           659,950
.........................................................................................................................
             5,500   Thomas & Betts Corp. (NON)                                                                  155,320
.........................................................................................................................
            35,529   Tomkins PLC (United Kingdom)                                                                165,668
.........................................................................................................................
             7,000   United Industrial Corp.                                                                     250,180
.........................................................................................................................
             3,250   URS Corp. (NON)                                                                             121,388
.........................................................................................................................
            22,900   USEC, Inc.                                                                                  335,256
.........................................................................................................................
             5,700   Wartsila OYJ Class B (Finland)                                                              164,273
.........................................................................................................................
             3,200   Waste Connections, Inc. (NON)                                                               119,328
.........................................................................................................................
            21,600   WESCO International, Inc. (NON)                                                             677,808
.........................................................................................................................
             1,500   Woodward Governor Co.                                                                       126,045
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,065,803
------------------------------------------------------------------------------------------------------------------------
Communication Services (2.2%)
.........................................................................................................................
            46,200   AT&T Corp.                                                                                  879,647
.........................................................................................................................
            17,604   BellSouth Corp.                                                                             467,738
.........................................................................................................................
               137   Birch Telecom, Inc. (F) (NON)                                                                     1
.........................................................................................................................
             3,000   Brightpoint, Inc. (NON)                                                                      66,570
.........................................................................................................................
            11,000   Centennial Communications Corp. (NON)                                                       152,680
.........................................................................................................................
             9,200   CenturyTel, Inc.                                                                            318,596
.........................................................................................................................
             6,850   Commonwealth Telephone
                     Enterprises, Inc.                                                                           287,084
.........................................................................................................................
             3,200   Deutsche Telekom AG (Germany)                                                                59,155
.........................................................................................................................
            11,643   Deutsche Telekom AG ADR (Germany)                                                           214,464
.........................................................................................................................
            25,898   Earthlink, Inc. (NON)                                                                       224,277
.........................................................................................................................
            29,858   Eircom Group PLC (Ireland)                                                                   66,437
.........................................................................................................................
             7,422   France Telecom SA (France)                                                                  215,685
.........................................................................................................................
            17,334   Koninklijke (Royal) KPN NV
                     (Netherlands)                                                                               145,228
.........................................................................................................................
             1,702   Mobistar SA (Belgium)                                                                       142,282
.........................................................................................................................
                34   Nippon Telegraph & Telephone
                     (NTT) Corp. (Japan)                                                                         145,884
.........................................................................................................................
               205   NTT DoCoMo, Inc. (Japan)                                                                    301,685
.........................................................................................................................
            48,500   Premiere Global Services, Inc. (NON)                                                        547,565
.........................................................................................................................
             1,650   Shenandoah Telecom Co.                                                                       65,588
.........................................................................................................................
            32,500   SmarTone Telecommunications
                     Holdings, Ltd. (Hong Kong)                                                                   35,721
.........................................................................................................................
            34,560   Sprint Corp. (FON Group) (S)                                                                867,110
.........................................................................................................................
                 3   Swisscom AG (Switzerland)                                                                       978
.........................................................................................................................
            14,000   Talk America Holdings, Inc. (NON)                                                           140,140
.........................................................................................................................
             2,200   TDC A/S (Denmark)                                                                            94,215
.........................................................................................................................
                24   Telecom Italia SpA (Italy)                                                                       75
.........................................................................................................................
            15,489   Telefonica SA (Spain)                                                                       252,973
.........................................................................................................................
             3,127   Telekom Austria AG (Austria)                                                                 60,800
.........................................................................................................................
                30   USA Mobility, Inc. (NON)                                                                        881
.........................................................................................................................
            43,473   Verizon Communications, Inc.                                                              1,501,992
.........................................................................................................................
           579,251   Vodafone Group PLC (United Kingdom)                                                       1,407,916
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,663,367
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.8%)
.........................................................................................................................
            11,655   3M Co.                                                                                      842,657
.........................................................................................................................
             2,300   AMETEK, Inc.                                                                                 96,255
.........................................................................................................................
            15,023   Ansell, Ltd. (Australia)                                                                    114,264
.........................................................................................................................
            98,000   Itochu Corp. (Japan)                                                                        492,623
.........................................................................................................................
            39,000   Marubeni Corp. (Japan)                                                                      133,213
.........................................................................................................................
            62,000   Mitsui & Co., Ltd. (Japan)                                                                  584,665
.........................................................................................................................
            63,500   Swire Pacific, Ltd. (Hong Kong)                                                             559,121
.........................................................................................................................
            17,807   Vivendi Universal SA (France)                                                               557,808
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,380,606
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (7.7%)
.........................................................................................................................
             8,200   4Kids Entertainment, Inc. (NON)                                                             163,016
.........................................................................................................................
               600   Adidas-Salomon AG (Germany)                                                                 100,331
.........................................................................................................................
             4,100   Administaff, Inc.                                                                            97,416
.........................................................................................................................
           143,753   Aegis Group PLC (United Kingdom)                                                            255,111
.........................................................................................................................
            21,200   Aeropostale, Inc. (NON)                                                                     712,320
.........................................................................................................................
             8,800   Aisin Seiki Co., Ltd. (Japan)                                                               190,345
.........................................................................................................................
            41,551   Amadeus Global Travel Distribution
                     SA Class A (Spain)                                                                          363,661
.........................................................................................................................
             1,900   American Axle & Manufacturing
                     Holdings, Inc. (S)                                                                           48,013
.........................................................................................................................
            24,300   American Eagle Outfitters, Inc.                                                             744,795
.........................................................................................................................
            23,400   Ameristar Casinos, Inc.                                                                     610,506
.........................................................................................................................
               200   Assa Abloy AB Class B (Sweden)                                                                2,567
.........................................................................................................................
             2,900   Autobacs Seven Co., Ltd. (Japan)                                                             97,190
.........................................................................................................................
            12,500   Barnes & Noble, Inc. (NON)                                                                  485,000
.........................................................................................................................
             8,850   Bebe Stores, Inc.                                                                           234,260
.........................................................................................................................
            24,910   Berkely Group Holdings PLC
                     (United Kingdom)                                                                            407,168
.........................................................................................................................
            11,400   BJ's Wholesale Club, Inc. (NON)                                                             370,386
.........................................................................................................................
             7,600   Black & Decker Manufacturing Co.                                                            682,860
.........................................................................................................................
            12,200   Bluegreen Corp. (NON)                                                                       212,402
.........................................................................................................................
             2,700   Borders Group, Inc.                                                                          68,337
.........................................................................................................................
             7,718   BPB PLC (United Kingdom)                                                                     72,905
.........................................................................................................................
             4,600   Brink's Co. (The)                                                                           165,600
.........................................................................................................................
            27,550   British Sky Broadcasting PLC
                     (United Kingdom)                                                                            259,707
.........................................................................................................................
             2,150   Buckle, Inc. (The)                                                                           95,331
.........................................................................................................................
             5,200   Casey's General Stores, Inc.                                                                103,064
.........................................................................................................................
            14,300   Catalina Marketing Corp. (S)                                                                363,363
.........................................................................................................................
             6,375   Cato Corp. (The) Class A                                                                    131,644
.........................................................................................................................
            31,300   Charming Shoppes (NON)                                                                      292,029
.........................................................................................................................
             5,700   Chemed Corp.                                                                                233,016
.........................................................................................................................
             2,200   Cherokee, Inc.                                                                               76,164
.........................................................................................................................
             5,100   Childrens Place Retail Stores, Inc.
                     (The) (NON)                                                                                 238,017
.........................................................................................................................
             3,650   Choice Hotels International, Inc.                                                           239,805
.........................................................................................................................
            12,900   Citadel Broadcasting Corp. (NON) (S)                                                        147,705
.........................................................................................................................
             7,900   Claire's Stores, Inc.                                                                       189,995
.........................................................................................................................
             1,650   Consolidated Graphics, Inc. (NON)                                                            67,271
.........................................................................................................................
             4,200   Continental AG (Germany)                                                                    302,071
.........................................................................................................................
            24,962   Davis Service Group PLC
                     (United Kingdom)                                                                            202,686
.........................................................................................................................
            23,100   Dex Media, Inc.                                                                             563,871
.........................................................................................................................
            33,000   Dillards, Inc. Class A                                                                      772,860
.........................................................................................................................
            15,700   Dreamworks Animation SKG, Inc.
                     Class A (NON)                                                                               411,340
.........................................................................................................................
            13,714   EMAP PLC (United Kingdom)                                                                   190,659
.........................................................................................................................
             6,900   Federated Department Stores, Inc.                                                           505,632
.........................................................................................................................
            26,200   Gemstar-TV Guide
                     International, Inc. (NON)                                                                    94,058
.........................................................................................................................
             7,200   Genesco, Inc. (NON)                                                                         267,048
.........................................................................................................................
             4,400   Genlyte Group, Inc. (The) (NON)                                                             214,456
.........................................................................................................................
            10,000   GTECH Holdings Corp.                                                                        292,400
.........................................................................................................................
            19,117   GUS PLC (United Kingdom)                                                                    300,619
.........................................................................................................................
             2,800   Honda Motor Co., Ltd. (Japan)                                                               137,887
.........................................................................................................................
             5,600   HUB Group, Inc. Class A (NON)                                                               140,280
.........................................................................................................................
            15,005   Inchcape PLC (United Kingdom)                                                               551,528
.........................................................................................................................
             9,182   Industria de Diseno Textil
                     (Inditex) SA (Spain)                                                                        235,880
.........................................................................................................................
            10,000   Jakks Pacific, Inc. (NON)                                                                   192,100
.........................................................................................................................
            18,500   John H. Harland Co.                                                                         703,000
.........................................................................................................................
             4,900   Journal Communications, Inc.
                     Class A                                                                                      82,320
.........................................................................................................................
             4,600   K-Swiss, Inc. Class A                                                                       148,764
.........................................................................................................................
               489   Kuoni Reisen Holding AG
                     (Switzerland)                                                                               198,634
.........................................................................................................................
             6,800   Lafarge North America, Inc.                                                                 424,592
.........................................................................................................................
             5,200   Laidlaw International, Inc. (NON)                                                           125,320
.........................................................................................................................
             8,800   Marvel Enterprises, Inc. (NON) (S)                                                          173,536
.........................................................................................................................
            29,000   Matsushita Electric Industrial Co.
                     (Japan)                                                                                     440,506
.........................................................................................................................
            17,000   McGraw-Hill Companies, Inc. (The)                                                           752,250
.........................................................................................................................
            43,685   Mediaset SpA (Italy)                                                                        514,240
.........................................................................................................................
             3,190   Men's Wearhouse, Inc. (The) (NON)                                                           109,832
.........................................................................................................................
             2,500   Metro AG (Germany)                                                                          123,726
.........................................................................................................................
             7,500   Michaels Stores, Inc.                                                                       310,275
.........................................................................................................................
             5,800   Movie Gallery, Inc.                                                                         153,294
.........................................................................................................................
            27,100   Multimedia Games, Inc. (NON) (S)                                                            298,371
.........................................................................................................................
             2,400   Nautilus Group, Inc.                                                                         68,400
.........................................................................................................................
            11,483   Next PLC (United Kingdom)                                                                   309,356
.........................................................................................................................
            15,500   Nordstrom, Inc.                                                                           1,053,535
.........................................................................................................................
            17,500   Nu Skin Enterprises, Inc. Class A                                                           407,750
.........................................................................................................................
               511   NVR, Inc. (NON)                                                                             413,910
.........................................................................................................................
            19,000   Pantry, Inc. (The) (NON)                                                                    735,870
.........................................................................................................................
             7,000   Payless ShoeSource, Inc. (NON)                                                              134,400
.........................................................................................................................
             2,000   Penn National Gaming, Inc. (NON)                                                             73,000
.........................................................................................................................
             3,700   Phillips-Van Heusen Corp.                                                                   120,953
.........................................................................................................................
            18,200   Pixar, Inc. (NON)                                                                           910,910
.........................................................................................................................
             4,200   Polaris Industries, Inc.                                                                    226,800
.........................................................................................................................
               100   Puma AG Rudolf Dassier Sport
                     (Germany)                                                                                    24,714
.........................................................................................................................
             9,400   Reader's Digest Association, Inc.
                     (The) Class A                                                                               155,100
.........................................................................................................................
             6,800   Rent-A-Center, Inc. (NON)                                                                   158,372
.........................................................................................................................
             2,300   Ryland Group, Inc. (The)                                                                    174,501
.........................................................................................................................
               197   S.A. D'Ieteren NV (Belgium)                                                                  40,702
.........................................................................................................................
             6,600   ShopKo Stores, Inc. (NON)                                                                   160,446
.........................................................................................................................
            12,000   Singapore Press Holdings, Ltd.
                     (Singapore)                                                                                  30,570
.........................................................................................................................
            12,200   Skechers U.S.A., Inc. Class A (NON)                                                         173,972
.........................................................................................................................
             1,054   Societe Television Francaise I
                     (France)                                                                                     27,925
.........................................................................................................................
             4,600   Sony Corp. (Japan)                                                                          158,582
.........................................................................................................................
             4,100   Sotheby's Holdings, Inc. Class A (NON)                                                       56,170
.........................................................................................................................
             3,400   Stanley Works (The)                                                                         154,836
.........................................................................................................................
            21,900   Stein Mart, Inc.                                                                            481,800
.........................................................................................................................
            10,700   Stride Rite Corp.                                                                           147,553
.........................................................................................................................
             8,700   Tech Data Corp. (NON)                                                                       318,507
.........................................................................................................................
            27,000   TeleTech Holdings, Inc. (NON)                                                               220,050
.........................................................................................................................
             4,800   Tenneco Automotive, Inc. (NON)                                                               79,872
.........................................................................................................................
            17,100   Timberland Co. (The) Class A (NON)                                                          662,112
.........................................................................................................................
             2,800   Too, Inc. (NON)                                                                              65,436
.........................................................................................................................
             8,600   Toro Co. (The)                                                                              332,046
.........................................................................................................................
             6,300   Toyota Motor Corp. (Japan)                                                                  225,484
.........................................................................................................................
             5,200   Trans World Entertainment Corp. (NON)                                                        61,516
.........................................................................................................................
             3,800   Unifirst Corp.                                                                              154,052
.........................................................................................................................
             8,261   United Business Media PLC
                     (United Kingdom)                                                                             73,156
.........................................................................................................................
            12,867   USG Corp. (NON) (S)                                                                         546,848
.........................................................................................................................
             4,900   Vail Resorts, Inc. (NON)                                                                    137,690
.........................................................................................................................
            22,700   Ventiv Health, Inc. (NON)                                                                   437,656
.........................................................................................................................
             1,700   Volkswagon AG (Germany)                                                                      77,434
.........................................................................................................................
            11,000   Volvo AB Class A (Sweden)                                                                   432,542
.........................................................................................................................
            18,925   Wal-Mart Stores, Inc.                                                                       912,185
.........................................................................................................................
            20,208   Walt Disney Co. (The)                                                                       508,837
.........................................................................................................................
             4,450   Wolverine World Wide, Inc.                                                                  106,845
.........................................................................................................................
            34,300   Yamaha Motor Co., Ltd. (Japan)                                                              625,010
.........................................................................................................................
             2,300   Zale Corp. (NON)                                                                             72,887
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,905,627
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.5%)
.........................................................................................................................
             6,600   Accredited Home Lenders
                     Holding Co. (NON)                                                                           290,400
.........................................................................................................................
             3,650   CompuCredit Corp. (NON) (S)                                                                 125,122
.........................................................................................................................
             7,484   Countrywide Financial Corp.                                                                 288,957
.........................................................................................................................
            11,595   MBNA Corp.                                                                                  303,325
.........................................................................................................................
            12,400   Metris Cos., Inc. (NON)                                                                     179,304
.........................................................................................................................
             8,200   Nelnet, Inc. Class A (NON)                                                                  272,814
.........................................................................................................................
             3,000   Portfolio Recovery
                     Associates, Inc. (NON)                                                                      126,060
.........................................................................................................................
            16,530   Provident Financial PLC
                     (United Kingdom)                                                                            212,694
.........................................................................................................................
             4,041   VS Holdings, Inc. (NON)                                                                           4
.........................................................................................................................
             9,950   World Acceptance Corp. (NON)                                                                298,998
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,097,678
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (6.0%)
.........................................................................................................................
            12,565   7-Eleven, Inc. (NON)                                                                        379,966
.........................................................................................................................
             8,700   Aderans Co., Ltd. (Japan)                                                                   206,425
.........................................................................................................................
            24,000   Albertson's, Inc. (S)                                                                       496,320
.........................................................................................................................
            21,154   Altria Group, Inc.                                                                        1,367,818
.........................................................................................................................
             5,700   American Greetings Corp. Class A                                                            151,050
.........................................................................................................................
            24,145   Archer Daniels Midland Co.                                                                  516,220
.........................................................................................................................
             4,800   Axfood AB (Sweden)                                                                          120,274
.........................................................................................................................
            30,804   BAT Industries PLC (United Kingdom)                                                         595,171
.........................................................................................................................
             4,700   Boston Beer Co., Inc. Class A (NON)                                                         105,468
.........................................................................................................................
            28,600   Cal-Maine Foods, Inc. (S)                                                                   173,030
.........................................................................................................................
             4,104   Carrefour Supermarche SA (France)                                                           198,099
.........................................................................................................................
            17,350   CEC Entertainment, Inc. (NON)                                                               730,262
.........................................................................................................................
             2,100   Chattem, Inc. (NON)                                                                          86,940
.........................................................................................................................
            16,300   Chiquita Brands International, Inc.                                                         447,598
.........................................................................................................................
            32,200   CKE Restaurants, Inc.                                                                       448,224
.........................................................................................................................
            18,800   Clorox Co.                                                                                1,047,536
.........................................................................................................................
             2,955   Colruyt SA (Belgium)                                                                        402,338
.........................................................................................................................
             8,200   Costco Wholesale Corp.                                                                      367,524
.........................................................................................................................
            25,400   Darden Restaurants, Inc.                                                                    837,692
.........................................................................................................................
            30,000   Del Monte Foods Co. (NON)                                                                   323,100
.........................................................................................................................
             5,500   Domino's Pizza, Inc.                                                                        122,430
.........................................................................................................................
             7,025   Energizer Holdings, Inc. (NON)                                                              436,744
.........................................................................................................................
             4,500   Flowers Foods, Inc.                                                                         159,120
.........................................................................................................................
            58,362   Fyffes PLC (Ireland)                                                                        174,227
.........................................................................................................................
             6,300   General Mills, Inc.                                                                         294,777
.........................................................................................................................
             7,700   Getty Images, Inc. (NON)                                                                    571,802
.........................................................................................................................
             7,300   Heidrick & Struggles
                     International, Inc. (NON)                                                                   190,384
.........................................................................................................................
             7,967   Heineken NV (Netherlands)                                                                   245,516
.........................................................................................................................
             5,798   Imperial Tobacco Group PLC
                     (United Kingdom)                                                                            155,756
.........................................................................................................................
             7,000   Interstate Bakeries Corp. (NON)                                                              49,070
.........................................................................................................................
            10,950   Jack in the Box, Inc. (NON)                                                                 415,224
.........................................................................................................................
                52   Japan Tobacco, Inc. (Japan)                                                                 693,774
.........................................................................................................................
            34,000   Kellogg Co.                                                                               1,510,960
.........................................................................................................................
            14,400   Kimberly-Clark Corp.                                                                        901,296
.........................................................................................................................
             9,258   Koninklijke Ahold NV
                     (Netherlands) (NON)                                                                          75,879
.........................................................................................................................
            10,300   Korn/Ferry International (NON)                                                              182,825
.........................................................................................................................
            11,800   Labor Ready, Inc. (NON)                                                                     275,058
.........................................................................................................................
             1,550   Lancaster Colony Corp.                                                                       66,526
.........................................................................................................................
             5,200   Lance, Inc.                                                                                  89,492
.........................................................................................................................
             2,900   Lone Star Steakhouse & Saloon, Inc.                                                          88,189
.........................................................................................................................
             4,400   Longs Drug Stores, Inc.                                                                     189,420
.........................................................................................................................
             3,700   Luby's, Inc. (NON)                                                                           44,215
.........................................................................................................................
            21,000   McDonald's Corp.                                                                            582,750
.........................................................................................................................
            12,300   Nash Finch Co.                                                                              451,902
.........................................................................................................................
             1,239   Nestle SA (Switzerland)                                                                     317,320
.........................................................................................................................
            25,800   PepsiAmericas, Inc.                                                                         662,028
.........................................................................................................................
             8,400   Pilgrim's Pride Corp.                                                                       286,692
.........................................................................................................................
            16,100   Playtex Products, Inc. (NON)                                                                173,236
.........................................................................................................................
            10,040   Procter & Gamble Co. (The)                                                                  529,610
.........................................................................................................................
             4,900   Ralcorp Holdings, Inc.                                                                      201,635
.........................................................................................................................
            12,900   Safeway, Inc.                                                                               291,411
.........................................................................................................................
             1,000   Scotts Co. (The) Class A (NON)                                                               71,210
.........................................................................................................................
                75   Seaboard Corp.                                                                              124,800
.........................................................................................................................
             8,300   Smart & Final, Inc. (NON)                                                                   101,675
.........................................................................................................................
            15,000   Snow Brand Milk Products Co., Ltd.
                     (Japan) (NON) (S)                                                                            45,050
.........................................................................................................................
             8,469   Supervalu, Inc.                                                                             276,174
.........................................................................................................................
            96,890   Time Warner, Inc. (NON)                                                                   1,619,032
.........................................................................................................................
            31,000   Toyo Suisan Kaisha, Ltd. (Japan)                                                            484,901
.........................................................................................................................
             7,800   Tupperware Corp.                                                                            182,286
.........................................................................................................................
               782   Unilever NV (Netherlands)                                                                    50,639
.........................................................................................................................
             7,600   UST, Inc.                                                                                   347,016
.........................................................................................................................
             4,500   Valueclick, Inc. (NON)                                                                       55,485
.........................................................................................................................
             1,200   Weiss Markets, Inc.                                                                          46,548
.........................................................................................................................
             2,300   Whole Foods Market, Inc.                                                                    272,090
.........................................................................................................................
            56,197   Woolworths, Ltd. (Australia)                                                                703,973
.........................................................................................................................
             9,080   Yum! Brands, Inc.                                                                           472,886
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,284,088
------------------------------------------------------------------------------------------------------------------------
Energy (5.2%)
.........................................................................................................................
            98,509   BP PLC (United Kingdom)                                                                   1,024,653
.........................................................................................................................
            11,100   Burlington Resources, Inc.                                                                  613,164
.........................................................................................................................
            10,600   CAL Dive International, Inc. (NON)                                                          555,122
.........................................................................................................................
            42,424   ChevronTexaco Corp.                                                                       2,372,350
.........................................................................................................................
             3,400   Core Laboratories NV
                     (Netherlands) (NON)                                                                          91,188
.........................................................................................................................
            39,775   ENI SpA (Italy) (S)                                                                       1,019,549
.........................................................................................................................
            75,540   ExxonMobil Corp.                                                                          4,341,284
.........................................................................................................................
             1,600   Forest Oil Corp. (NON)                                                                       67,200
.........................................................................................................................
            27,700   Frontier Oil Corp.                                                                          812,995
.........................................................................................................................
            10,900   Giant Industries, Inc. (NON)                                                                392,400
.........................................................................................................................
            12,700   Harvest Natural Resources, Inc. (NON)                                                       138,811
.........................................................................................................................
             3,800   Helmerich & Payne, Inc.                                                                     178,296
.........................................................................................................................
            15,900   Holly Corp.                                                                                 742,053
.........................................................................................................................
             2,700   Houston Exploration Co. (NON)                                                               143,235
.........................................................................................................................
             9,610   Marathon Oil Corp.                                                                          512,886
.........................................................................................................................
             3,857   Norsk Hydro ASA (Norway)                                                                    352,512
.........................................................................................................................
             6,300   Oil States International, Inc. (NON)                                                        158,571
.........................................................................................................................
            11,200   Petroleum Development Corp. (NON)                                                           356,720
.........................................................................................................................
             6,100   Questar Corp.                                                                               401,990
.........................................................................................................................
             3,700   Remington Oil & Gas Corp. (NON)                                                             132,090
.........................................................................................................................
             6,791   Repsol YPF, SA (Spain)                                                                      172,909
.........................................................................................................................
            10,296   Royal Dutch Petroleum Co.
                     (Netherlands)                                                                               670,287
.........................................................................................................................
           140,067   Shell Transport & Trading Co. PLC
                     (United Kingdom)                                                                          1,357,241
.........................................................................................................................
            31,233   Statoil ASA (Norway)                                                                        634,683
.........................................................................................................................
            10,880   Sunoco, Inc.                                                                              1,236,838
.........................................................................................................................
            21,600   Tesoro Petroleum Corp.                                                                    1,004,832
.........................................................................................................................
             3,133   Total SA (France)                                                                           733,904
.........................................................................................................................
            16,800   Veritas DGC, Inc. (NON)                                                                     466,032
.........................................................................................................................
             2,650   Vintage Petroleum, Inc.                                                                      80,746
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,764,541
------------------------------------------------------------------------------------------------------------------------
Financial (2.9%)
.........................................................................................................................
             3,300   Advanta Corp. Class B                                                                        92,928
.........................................................................................................................
            33,000   AMRESCO Creditor Trust (acquired
                     various dates from 1/24/00 to 1/26/00,
                     cost $6,253) (F) (RES) (NON) (R)                                                                 33
.........................................................................................................................
            41,388   Bank of America Corp. (SEG)                                                               1,887,707
.........................................................................................................................
            58,549   Citigroup, Inc. (SEG)                                                                     2,706,720
.........................................................................................................................
           238,820   Contifinancial Corp. Liquidating
                     Trust Units                                                                                     299
.........................................................................................................................
               561   Deutsche Boerse AG (Germany)                                                                 43,730
.........................................................................................................................
            24,630   First American Corp.                                                                        988,648
.........................................................................................................................
             2,400   Freddie Mac                                                                                 156,552
.........................................................................................................................
             5,900   Hitachi Capital Corp. (Japan)                                                               116,386
.........................................................................................................................
            27,600   HRPT Properties Trust (R)                                                                   343,068
.........................................................................................................................
            22,531   JPMorgan Chase & Co.                                                                        795,795
.........................................................................................................................
             9,400   Loews Corp.                                                                                 728,500
.........................................................................................................................
            25,731   London Stock Exchange PLC
                     (United Kingdom)                                                                            226,415
.........................................................................................................................
            26,267   Man Group PLC (United Kingdom)                                                              678,930
.........................................................................................................................
                30   Mitsubishi Tokyo Finance
                     Group, Inc. (Japan)                                                                         253,515
.........................................................................................................................
            15,400   Moody's Corp.                                                                               692,384
.........................................................................................................................
             2,300   Nasdaq Stock Market, Inc.
                     (The) (NON) (S)                                                                              43,378
.........................................................................................................................
             4,300   Nationwide Financial Services, Inc.
                     Class A                                                                                     163,142
.........................................................................................................................
             3,700   New Century Financial Corp. (R)                                                             190,365
.........................................................................................................................
             1,500   Orix Corp. (Japan)                                                                          224,534
.........................................................................................................................
            23,395   Royal Bank of Scotland Group PLC
                     (United Kingdom)                                                                            704,712
.........................................................................................................................
             8,000   Sampo OYJ Class A (Finland)                                                                 124,696
.........................................................................................................................
               380   Student Loan Corp.                                                                           83,524
.........................................................................................................................
            50,736   Tower, Ltd. (New Zealand) (NON)                                                              75,603
.........................................................................................................................
             9,200   Wachovia Corp.                                                                              456,320
.........................................................................................................................
             2,000   WFS Financial, Inc. (NON)                                                                   101,420
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,879,304
------------------------------------------------------------------------------------------------------------------------
Health Care (7.6%)
.........................................................................................................................
            19,366   Abbott Laboratories                                                                         949,128
.........................................................................................................................
             5,400   Aetna, Inc.                                                                                 447,228
.........................................................................................................................
             7,700   Albany Molecular Research, Inc. (NON)                                                       107,800
.........................................................................................................................
               800   Alfresa Holdings Corp. (Japan)                                                               35,759
.........................................................................................................................
             4,800   Allergan, Inc.                                                                              409,152
.........................................................................................................................
            21,200   Alpharma, Inc. Class A                                                                      306,764
.........................................................................................................................
             3,700   Amedisys, Inc. (NON) (S)                                                                    136,086
.........................................................................................................................
             7,000   American Medical Systems
                     Holdings, Inc. (NON)                                                                        144,550
.........................................................................................................................
             7,700   Amgen, Inc. (NON)                                                                           465,542
.........................................................................................................................
             1,100   Analogic Corp.                                                                               55,352
.........................................................................................................................
            26,300   Applera Corp.- Celera Genomics
                     Group (NON)                                                                                 288,511
.........................................................................................................................
            15,800   Applera Corp.-Applied Biosystems
                     Group                                                                                       310,786
.........................................................................................................................
             2,100   Apria Healthcare Group, Inc. (NON)                                                           72,744
.........................................................................................................................
             8,000   Astellas Pharma, Inc. (Japan)                                                               273,306
.........................................................................................................................
            24,863   AstraZeneca PLC (United Kingdom)                                                          1,027,706
.........................................................................................................................
             4,400   Bausch & Lomb, Inc.                                                                         365,200
.........................................................................................................................
             3,300   Bayer AG (Germany)                                                                          109,906
.........................................................................................................................
            20,200   Becton, Dickinson and Co.                                                                 1,059,894
.........................................................................................................................
             1,600   Bio-Rad Laboratories, Inc.
                     Class A (NON)                                                                                94,736
.........................................................................................................................
             1,200   Biosite, Inc. (NON)                                                                          65,988
.........................................................................................................................
            66,885   Bristol-Myers Squibb Co.                                                                  1,670,787
.........................................................................................................................
             4,678   Caremark Rx, Inc. (NON)                                                                     208,265
.........................................................................................................................
               362   Celesio AG (Germany)                                                                         28,393
.........................................................................................................................
             8,400   Centene Corp. (NON)                                                                         282,072
.........................................................................................................................
             1,900   Cerner Corp. (NON) (S)                                                                      129,143
.........................................................................................................................
            27,900   Chugai Pharmaceutical Co., Ltd.
                     (Japan)                                                                                     430,914
.........................................................................................................................
             2,686   CIGNA Corp.                                                                                 287,483
.........................................................................................................................
             2,850   Conmed Corp. (NON)                                                                           87,695
.........................................................................................................................
            12,400   Connetics Corp. (NON)                                                                       218,736
.........................................................................................................................
            16,142   Coventry Health Care, Inc. (NON)                                                          1,142,047
.........................................................................................................................
             4,920   Dade Behring Holdings, Inc.                                                                 319,849
.........................................................................................................................
             8,400   DJ Orthopedics, Inc. (NON)                                                                  230,412
.........................................................................................................................
            10,300   Eli Lilly Co.                                                                               573,813
.........................................................................................................................
             7,000   Enzon, Inc. (NON)                                                                            45,360
.........................................................................................................................
            32,500   First Horizon
                     Pharmaceutical Corp. (NON)                                                                  618,800
.........................................................................................................................
            23,947   Genesis HealthCare Corp. (NON)                                                            1,108,267
.........................................................................................................................
             4,960   Gentiva Health Services, Inc. (NON)                                                          88,586
.........................................................................................................................
            14,000   Gilead Sciences, Inc. (NON) (S)                                                             615,860
.........................................................................................................................
            33,972   GlaxoSmithKline PLC
                     (United Kingdom)                                                                            819,893
.........................................................................................................................
            11,300   Haemonetics Corp. (NON)                                                                     459,232
.........................................................................................................................
            17,300   Humana, Inc. (NON)                                                                          687,502
.........................................................................................................................
             2,300   Intuitive Surgical, Inc. (NON)                                                              107,272
.........................................................................................................................
             2,200   Invitrogen Corp. (NON)                                                                      183,238
.........................................................................................................................
            52,837   Johnson & Johnson                                                                         3,434,405
.........................................................................................................................
             2,900   Kindred Healthcare, Inc. (NON)                                                              114,869
.........................................................................................................................
             3,400   Kos Pharmaceuticals, Inc. (NON)                                                             222,700
.........................................................................................................................
             6,600   LifeCell Corp. (NON)                                                                        104,346
.........................................................................................................................
             5,700   Lincare Holdings, Inc. (NON)                                                                232,788
.........................................................................................................................
             2,700   Magellan Health Services, Inc. (NON)                                                         95,337
.........................................................................................................................
             8,500   MEDICEO Holdings Co., Ltd.
                     (Japan) (S)                                                                                 113,317
.........................................................................................................................
             3,000   Medicines Co. (NON)                                                                          70,170
.........................................................................................................................
                50   Medivir AB Class B (Sweden) (NON)                                                               383
.........................................................................................................................
             3,200   Mentor Corp.                                                                                132,736
.........................................................................................................................
            45,950   Merck & Co., Inc.                                                                         1,415,260
.........................................................................................................................
             9,600   Owens & Minor, Inc.                                                                         310,560
.........................................................................................................................
             5,500   Parexel International Corp. (NON)                                                           109,175
.........................................................................................................................
             1,790   Pediatrix Medical Group, Inc. (NON)                                                         131,637
.........................................................................................................................
             5,600   Perrigo Co.                                                                                  78,064
.........................................................................................................................
            33,084   Pfizer, Inc.                                                                                912,457
.........................................................................................................................
             1,800   Pharmion Corp. (NON)                                                                         41,778
.........................................................................................................................
             2,100   Quality Systems, Inc.                                                                        99,498
.........................................................................................................................
             4,800   Regeneron Pharmaceuticals, Inc. (NON)                                                        40,272
.........................................................................................................................
             4,300   Respironics, Inc. (NON)                                                                     155,273
.........................................................................................................................
             6,296   Roche Holding AG (Switzerland)                                                              794,481
.........................................................................................................................
             2,000   Schering AG (Germany)                                                                       122,808
.........................................................................................................................
             8,100   Schering-Plough Corp.                                                                       154,386
.........................................................................................................................
             3,500   Serologicals Corp. (NON)                                                                     74,375
.........................................................................................................................
            18,110   Sierra Health Services, Inc. (NON) (S)                                                    1,294,141
.........................................................................................................................
             5,600   Sybron Dental Specialties, Inc. (NON)                                                       210,672
.........................................................................................................................
            18,000   Taisho Pharmaceutical Co., Ltd.
                     (Japan)                                                                                     349,540
.........................................................................................................................
             1,900   Techne Corp. (NON)                                                                           87,229
.........................................................................................................................
            12,700   Third Wave Technologies, Inc. (NON)                                                          49,911
.........................................................................................................................
             3,600   Trimeris, Inc. (NON)                                                                         35,928
.........................................................................................................................
             1,600   United Therapeutics Corp. (NON)                                                              77,120
.........................................................................................................................
            28,708   UnitedHealth Group, Inc.                                                                  1,496,835
.........................................................................................................................
             5,400   Vertex Pharmaceuticals, Inc. (NON)                                                           90,936
.........................................................................................................................
            22,600   ViaCell, Inc. (NON)                                                                         240,690
.........................................................................................................................
             3,950   Vital Signs, Inc.                                                                           171,114
.........................................................................................................................
             5,840   WellPoint, Inc. (NON)                                                                       406,698
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,541,646
------------------------------------------------------------------------------------------------------------------------
Insurance (2.6%)
.........................................................................................................................
            14,139   Aegon NV (Netherlands)                                                                      182,328
.........................................................................................................................
             1,326   Alleghany Corp. (NON)                                                                       393,822
.........................................................................................................................
             2,100   Allianz AG (Germany)                                                                        241,033
.........................................................................................................................
             7,490   Allstate Corp.                                                                              447,528
.........................................................................................................................
            14,500   American Financial Group, Inc.                                                              486,040
.........................................................................................................................
             3,500   AmerUs Group Co.                                                                            168,175
.........................................................................................................................
             3,700   Commerce Group, Inc.                                                                        229,807
.........................................................................................................................
            25,248   Corp. Mapfre SA (Spain)                                                                     376,519
.........................................................................................................................
            11,300   Direct General Corp.                                                                        210,293
.........................................................................................................................
             1,660   FBL Financial Group, Inc. Class A                                                            45,833
.........................................................................................................................
             6,401   FPIC Insurance Group, Inc. (NON) (S)                                                        187,741
.........................................................................................................................
            13,500   Fremont General Corp.                                                                       328,455
.........................................................................................................................
             2,361   HCC Insurance Holdings, Inc.                                                                 89,411
.........................................................................................................................
            26,670   ING Groep NV (Netherlands)                                                                  750,538
.........................................................................................................................
           137,131   Insurance Australia Group, Ltd.
                     (Australia)                                                                                 625,364
.........................................................................................................................
             8,900   Landamerica Financial Group, Inc.                                                           528,393
.........................................................................................................................
             7,100   Mercury General Corp.                                                                       387,092
.........................................................................................................................
             1,000   Muenchener Rueckversicherungs-
                     Gesellschaft AG (Germany)                                                                   106,508
.........................................................................................................................
             6,800   Odyssey Re Holdings Corp. (S)                                                               167,824
.........................................................................................................................
             1,800   Ohio Casualty Corp.                                                                          43,524
.........................................................................................................................
            13,750   Old Republic International Corp.                                                            347,738
.........................................................................................................................
            34,934   QBE Insurance Group, Ltd.
                     (Australia)                                                                                 425,492
.........................................................................................................................
             1,400   Selective Insurance Group                                                                    69,370
.........................................................................................................................
               800   Stancorp Financial Group                                                                     61,264
.........................................................................................................................
            10,460   Stewart Information Services                                                                439,320
.........................................................................................................................
             2,904   Swiss Re (Switzerland)                                                                      178,096
.........................................................................................................................
            12,500   UICI                                                                                        372,125
.........................................................................................................................
             2,750   United Fire & Casualty Co.                                                                  122,155
.........................................................................................................................
            10,090   W.R. Berkley Corp.                                                                          360,011
.........................................................................................................................
            17,600   Zenith National Insurance Corp.                                                           1,194,336
.........................................................................................................................
             4,478   Zurich Financial Services AG
                     (Switzerland)                                                                               769,541
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,335,676
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.1%)
.........................................................................................................................
             7,500   Affiliated Managers Group (NON)                                                             512,475
.........................................................................................................................
             9,700   Calamos Asset Management, Inc.
                     Class A                                                                                     264,228
.........................................................................................................................
            16,397   Credit Suisse Group (Switzerland)                                                           643,705
.........................................................................................................................
             2,175   Deutsche Bank AG (Germany)                                                                  169,556
.........................................................................................................................
            25,600   Eaton Vance Corp.                                                                           612,096
.........................................................................................................................
             6,900   Harris & Harris Group, Inc. (NON) (S)                                                        82,179
.........................................................................................................................
            19,472   IndyMac Bancorp, Inc.                                                                       793,095
.........................................................................................................................
             5,400   Investment Technology Group, Inc. (NON)                                                     113,508
.........................................................................................................................
             3,900   Lazard, Ltd. Class A (Bermuda) (NON)                                                         90,675
.........................................................................................................................
            16,822   Lend Lease Corp., Ltd. (Australia)                                                          165,752
.........................................................................................................................
             1,165   Macquarie Bank, Ltd. (Australia)                                                             52,737
.........................................................................................................................
             2,400   Nuveen Investments, Inc. Class A                                                             90,288
.........................................................................................................................
            21,000   Raymond James Financial, Inc.                                                               593,250
.........................................................................................................................
            15,486   Schroders PLC (United Kingdom)                                                              209,486
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,393,030
------------------------------------------------------------------------------------------------------------------------
Other (1.0%)
.........................................................................................................................
             3,100   iShares MSCI Hong Kong Index Fund                                                            38,502
.........................................................................................................................
             1,100   iShares MSCI Malaysia Index Fund                                                              7,612
.........................................................................................................................
             1,500   iShares MSCI Singapore Index Fund                                                            11,355
.........................................................................................................................
               900   iShares MSCI South Korea Index Fund                                                          28,800
.........................................................................................................................
             2,400   iShares MSCI Taiwan Index Fund                                                               29,040
.........................................................................................................................
             1,016   iShares Russell 2000 Value Index
                     Fund                                                                                         65,329
.........................................................................................................................
            51,810   iShares S&P Latin America 40 Index
                     Fund (S)                                                                                  3,709,596
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,890,234
------------------------------------------------------------------------------------------------------------------------
Real Estate (1.4%)
.........................................................................................................................
             5,200   Aames Investment Corp. (R)                                                                   50,544
.........................................................................................................................
            12,100   American Home Mortgage
                     Investment Corp. (R)                                                                        423,016
.........................................................................................................................
             2,600   Arbor Realty Trust, Inc (R)                                                                  74,620
.........................................................................................................................
             3,400   Brookfield Homes Corp.                                                                      155,040
.........................................................................................................................
             1,949   Capital Automotive (R)                                                                       74,393
.........................................................................................................................
             1,600   Capital Trust, Inc. Class A (R)                                                              53,456
.........................................................................................................................
            11,600   CBL & Associates Properties (R)                                                             499,612
.........................................................................................................................
            13,800   Cousins Properties, Inc. (R)                                                                408,204
.........................................................................................................................
             1,200   Entertainment Properties Trust (R)                                                           55,200
.........................................................................................................................
             3,800   Innkeepers USA Trust (R)                                                                     56,772
.........................................................................................................................
             5,500   Jones Lang LaSalle, Inc. (NON)                                                              243,265
.........................................................................................................................
             6,100   Lexington Corporate Properties
                     Trust (R)                                                                                   148,291
.........................................................................................................................
            13,600   LTC Properties, Inc. (R)                                                                    281,520
.........................................................................................................................
             1,864   Metrovacesa SA (Spain)                                                                      109,823
.........................................................................................................................
             2,109   Mills Corp. (R)                                                                             128,206
.........................................................................................................................
             5,200   National Health Investors, Inc. (R)                                                         145,964
.........................................................................................................................
             1,850   Newcastle Investment Corp. (R)                                                               55,778
.........................................................................................................................
             4,400   Omega Healthcare
                     Investors, Inc. (R)                                                                          56,584
.........................................................................................................................
            11,900   RAIT Investment Trust (R)                                                                   356,405
.........................................................................................................................
             2,350   Redwood Trust, Inc. (R)                                                                     121,260
.........................................................................................................................
            13,200   Saxon Capital, Inc. (R)                                                                     225,324
.........................................................................................................................
            19,100   Senior Housing Properties Trust (R)                                                         361,181
.........................................................................................................................
             1,750   SL Green Realty Corp. (R)                                                                   112,875
.........................................................................................................................
             3,500   St. Joe Co. (The)                                                                           285,390
.........................................................................................................................
             7,800   Tarragon Corp. (NON) (R) (S)                                                                196,950
.........................................................................................................................
             7,000   Trammell Crow Co. (NON)                                                                     169,680
.........................................................................................................................
             6,600   Trizec Properties, Inc. (R)                                                                 135,762
.........................................................................................................................
             3,600   Vornado Realty Trust (R)                                                                    289,440
.........................................................................................................................
             9,200   Weingarten Realty Investors (R)                                                             360,824
.........................................................................................................................
             7,700   Winston Hotels, Inc. (R)                                                                     86,702
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,722,081
------------------------------------------------------------------------------------------------------------------------
Technology (8.8%)
.........................................................................................................................
            15,070   Adobe Systems, Inc.                                                                         431,303
.........................................................................................................................
             2,100   Advantest Corp. (Japan)                                                                     154,091
.........................................................................................................................
            25,190   Agere Systems, Inc. (NON)                                                                   302,280
.........................................................................................................................
            28,750   Agilysys, Inc.                                                                              451,375
.........................................................................................................................
             5,358   Alcatel SA (France) (NON)                                                                    58,435
.........................................................................................................................
             7,000   ALPS Electric Co., Ltd. (Japan)                                                             106,744
.........................................................................................................................
             4,100   Anixter International, Inc. (NON)                                                           152,397
.........................................................................................................................
             3,900   ANSYS, Inc. (NON)                                                                           138,489
.........................................................................................................................
            20,600   Apple Computer, Inc. (NON)                                                                  758,286
.........................................................................................................................
            22,700   Artesyn Technologies, Inc. (NON)                                                            197,490
.........................................................................................................................
             7,400   Aspect Communications Corp. (NON)                                                            83,102
.........................................................................................................................
            87,400   Atmel Corp. (NON)                                                                           207,138
.........................................................................................................................
            29,500   Autodesk, Inc.                                                                            1,013,915
.........................................................................................................................
             1,700   Avid Technology, Inc. (NON)                                                                  90,576
.........................................................................................................................
             4,500   Avnet, Inc. (NON)                                                                           101,385
.........................................................................................................................
             7,200   Axcelis Technologies, Inc. (NON)                                                             49,392
.........................................................................................................................
            37,200   BEA Systems, Inc. (NON)                                                                     326,616
.........................................................................................................................
             3,000   Blackboard, Inc. (NON)                                                                       71,760
.........................................................................................................................
            73,000   Brocade Communications
                     Systems, Inc. (NON)                                                                         283,240
.........................................................................................................................
             5,500   Catapult Communications Corp. (NON)                                                          93,830
.........................................................................................................................
            85,910   Cisco Systems, Inc. (NON)                                                                 1,641,740
.........................................................................................................................
            13,100   Citrix Systems, Inc. (NON)                                                                  283,746
.........................................................................................................................
             2,700   Coherent, Inc. (NON)                                                                         97,227
.........................................................................................................................
            16,300   Comtech Telecommunications Corp. (NON)                                                      531,869
.........................................................................................................................
             3,400   Covansys Corp. (NON)                                                                         43,690
.........................................................................................................................
            31,600   Dell, Inc. (NON)                                                                          1,248,516
.........................................................................................................................
            11,200   DiamondCluster International, Inc.
                     Class A (NON)                                                                               126,560
.........................................................................................................................
            17,100   Digi International, Inc. (NON)                                                              202,806
.........................................................................................................................
             5,500   Digital River, Inc. (NON)                                                                   174,625
.........................................................................................................................
             2,600   Diodes, Inc. (NON)                                                                           81,120
.........................................................................................................................
             8,900   Dun & Bradstreet Corp. (The) (NON)                                                          548,685
.........................................................................................................................
            12,500   Emulex Corp. (NON)                                                                          228,250
.........................................................................................................................
                56   Enterasys Networks, Inc. (NON)                                                                   50
.........................................................................................................................
             8,900   F5 Networks, Inc. (NON)                                                                     420,392
.........................................................................................................................
             7,000   FEI Co. (NON)                                                                               159,670
.........................................................................................................................
            27,352   Freescale Semiconductor, Inc.
                     Class B (NON)                                                                               579,315
.........................................................................................................................
             7,100   Harris Corp.                                                                                221,591
.........................................................................................................................
             6,300   Hutchinson Technology, Inc. (NON)                                                           242,613
.........................................................................................................................
             8,100   Hyperion Solutions Corp. (NON)                                                              325,944
.........................................................................................................................
            16,250   IBM Corp.                                                                                 1,205,750
.........................................................................................................................
             2,600   Imation Corp.                                                                               100,854
.........................................................................................................................
             5,300   Infineon Technologies AG
                     (Germany) (NON)                                                                              49,413
.........................................................................................................................
             2,300   Infospace, Inc. (NON)                                                                        75,739
.........................................................................................................................
            29,000   Integrated Device
                     Technology, Inc. (NON)                                                                      311,750
.........................................................................................................................
           100,783   Intel Corp. (SEG)                                                                         2,626,405
.........................................................................................................................
             6,100   Inter-Tel, Inc.                                                                             113,521
.........................................................................................................................
             6,100   Intergraph Corp. (NON)                                                                      210,206
.........................................................................................................................
             5,800   Internet Security Systems, Inc. (NON)                                                       117,682
.........................................................................................................................
             7,600   Intervideo, Inc. (NON)                                                                      109,288
.........................................................................................................................
             6,100   IXYS Corp. (NON)                                                                             86,498
.........................................................................................................................
            12,300   j2 Global Communications, Inc. (NON)                                                        423,612
.........................................................................................................................
             6,600   Jupitermedia Corp. (NON)                                                                    113,058
.........................................................................................................................
             5,900   Komag, Inc. (NON)                                                                           167,383
.........................................................................................................................
             3,000   KONAMI Corp. (Japan)                                                                         63,047
.........................................................................................................................
            17,800   Kulicke & Soffa Industries, Inc. (NON)                                                      140,798
.........................................................................................................................
            16,900   Lam Research Corp. (NON)                                                                    489,086
.........................................................................................................................
             7,765   Linear Technology Corp.                                                                     284,898
.........................................................................................................................
            22,400   McAfee, Inc. (NON)                                                                          586,432
.........................................................................................................................
             6,342   Micrel, Inc. (NON) (S)                                                                       73,060
.........................................................................................................................
           135,881   Microsoft Corp. (SEG)                                                                     3,375,284
.........................................................................................................................
             8,900   MicroStrategy, Inc. (NON) (S)                                                               472,056
.........................................................................................................................
            28,000   Mitsubishi Electric Corp. (Japan)                                                           147,803
.........................................................................................................................
            20,210   Motorola, Inc.                                                                              369,035
.........................................................................................................................
            14,170   MTS Systems Corp.                                                                           475,829
.........................................................................................................................
            16,600   NCR Corp. (NON)                                                                             582,992
.........................................................................................................................
            59,000   NEC Corp. (Japan)                                                                           317,410
.........................................................................................................................
             4,100   NEC Electronics Corp. (Japan)                                                               184,074
.........................................................................................................................
            13,500   Netgear, Inc. (NON) (S)                                                                     251,100
.........................................................................................................................
             3,800   Nice Systems, Ltd. ADR (Israel) (NON)                                                       149,986
.........................................................................................................................
            56,948   Nokia OYJ (Finland)                                                                         947,992
.........................................................................................................................
               123   NTT Data Corp. (Japan)                                                                      417,883
.........................................................................................................................
            13,400   Omnivision Technologies, Inc. (NON) (S)                                                     182,106
.........................................................................................................................
             9,300   Omron Corp. (Japan)                                                                         205,114
.........................................................................................................................
            17,700   ON Semiconductor Corp. (NON)                                                                 81,420
.........................................................................................................................
            54,125   Oracle Corp. (NON)                                                                          714,450
.........................................................................................................................
             1,600   PalmOne, Inc. (NON)                                                                          47,632
.........................................................................................................................
            16,300   Parametric Technology Corp. (NON)                                                           103,994
.........................................................................................................................
             2,800   Park Electrochemical Corp.                                                                   70,560
.........................................................................................................................
            16,700   PerkinElmer, Inc.                                                                           315,630
.........................................................................................................................
                20   Perlos OYJ (Finland)                                                                            162
.........................................................................................................................
            20,000   Photronics, Inc. (NON)                                                                      466,800
.........................................................................................................................
             3,200   Progress Software Corp. (NON)                                                                96,480
.........................................................................................................................
            16,200   QLogic Corp. (NON)                                                                          500,094
.........................................................................................................................
            18,150   Qualcomm, Inc.                                                                              599,132
.........................................................................................................................
             8,800   RadiSys Corp. (NON)                                                                         142,120
.........................................................................................................................
             5,000   Sharp Corp. (Japan)                                                                          77,914
.........................................................................................................................
             9,300   SimpleTech, Inc. (NON)                                                                       35,619
.........................................................................................................................
           110,900   Solectron Corp. (NON)                                                                       420,311
.........................................................................................................................
             9,300   SonicWall, Inc. (NON)                                                                        50,127
.........................................................................................................................
           136,600   Sun Microsystems, Inc. (NON)                                                                509,518
.........................................................................................................................
            14,000   Support.com, Inc. (NON)                                                                      72,660
.........................................................................................................................
            26,950   Symantec Corp. (NON)                                                                        585,893
.........................................................................................................................
             4,800   Synopsys, Inc. (NON)                                                                         80,016
.........................................................................................................................
            62,140   Telefonaktiebolaget LM Ericsson AB
                     Class B (Sweden)                                                                            198,649
.........................................................................................................................
            11,600   TIBCO Software, Inc. (NON)                                                                   75,864
.........................................................................................................................
            83,000   Toshiba Corp. (Japan)                                                                       329,257
.........................................................................................................................
            17,700   Trizetto Group (NON)                                                                        247,977
.........................................................................................................................
             4,000   Uniden (Japan)                                                                               62,967
.........................................................................................................................
            10,500   Veeco Instruments, Inc. (NON)                                                               170,940
.........................................................................................................................
            14,600   Verity, Inc. (NON)                                                                          128,042
.........................................................................................................................
            10,900   W.W. Grainger, Inc.                                                                         597,211
.........................................................................................................................
             5,328   WebEx Communications, Inc. (NON)                                                            140,712
.........................................................................................................................
             8,100   Websense, Inc. (NON)                                                                        389,205
.........................................................................................................................
            47,208   Western Digital Corp. (NON)                                                                 633,531
------------------------------------------------------------------------------------------------------------------------
                                                                                                              35,602,284
------------------------------------------------------------------------------------------------------------------------
Transportation (1.5%)
.........................................................................................................................
            12,100   Alaska Air Group, Inc. (NON)                                                                359,975
.........................................................................................................................
                72   AP Moller -- Maersk A/S (Denmark)                                                           684,221
.........................................................................................................................
            39,326   Arriva PLC (United Kingdom)                                                                 383,239
.........................................................................................................................
            10,663   British Airways PLC
                     (United Kingdom) (NON)                                                                       50,143
.........................................................................................................................
            20,000   CNF Transportation, Inc.                                                                    898,000
.........................................................................................................................
             6,800   Deutsche Lufthansa AG (Germany)                                                              83,312
.........................................................................................................................
             1,975   DSV, De Sammensluttede Vognmaend
                     A/S (Denmark)                                                                               167,373
.........................................................................................................................
            44,150   ExpressJet Holdings, Inc. (NON)                                                             375,717
.........................................................................................................................
            10,000   FedEx Corp.                                                                                 810,100
.........................................................................................................................
             2,694   General Maritime Corp.                                                                      114,226
.........................................................................................................................
            34,000   J. B. Hunt Transport Services, Inc.                                                         656,200
.........................................................................................................................
            11,132   National Express Group PLC
                     (United Kingdom)                                                                            180,704
.........................................................................................................................
           118,000   Neptune Orient Lines, Ltd.
                     (Singapore)                                                                                 263,765
.........................................................................................................................
            18,600   Norfolk Southern Corp.                                                                      575,856
.........................................................................................................................
            36,000   Orient Overseas International, Ltd.
                     (Hong Kong)                                                                                 156,847
.........................................................................................................................
             2,600   Overseas Shipholding Group                                                                  155,090
.........................................................................................................................
             8,600   Pinnacle Airlines Corp. (NON)                                                                73,874
.........................................................................................................................
            20,000   Singapore Airlines, Ltd.
                     (Singapore)                                                                                 132,618
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,121,260
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (2.4%)
.........................................................................................................................
            49,419   Centrica PLC (United Kingdom)                                                               204,918
.........................................................................................................................
             7,400   E.On AG (Germany)                                                                           657,163
.........................................................................................................................
            13,555   Edison International                                                                        549,655
.........................................................................................................................
             3,900   Electric Power Development Co.
                     (Japan)                                                                                     112,441
.........................................................................................................................
            26,100   Energen Corp.                                                                               914,805
.........................................................................................................................
            42,341   Energias de Portugal (EDP) SA
                     (Portugal)                                                                                  106,530
.........................................................................................................................
             4,300   Equitable Resources, Inc.                                                                   292,400
.........................................................................................................................
             6,700   MDU Resources Group, Inc.                                                                   188,739
.........................................................................................................................
            11,100   National Fuel Gas Co.                                                                       320,901
.........................................................................................................................
            14,547   National Grid Transco PLC
                     (United Kingdom)                                                                            140,709
.........................................................................................................................
            29,850   ONEOK, Inc.                                                                                 974,603
.........................................................................................................................
           202,000   Osaka Gas Co., Ltd. (Japan)                                                                 637,266
.........................................................................................................................
            23,200   PG&E Corp.                                                                                  870,928
.........................................................................................................................
             3,795   RWE AG (Germany)                                                                            244,075
.........................................................................................................................
            23,600   Sempra Energy                                                                               974,916
.........................................................................................................................
            49,400   Sierra Pacific Resources (NON)                                                              615,030
.........................................................................................................................
            24,910   Suez SA (France)                                                                            673,921
.........................................................................................................................
            19,800   Transmontaigne, Inc. (NON)                                                                  207,900
.........................................................................................................................
             6,900   UGI Corp.                                                                                   192,510
.........................................................................................................................
            15,450   UniSource Energy Corp.                                                                      475,088
.........................................................................................................................
             7,855   Veolia Environnement (France)                                                               294,147
.........................................................................................................................
             6,400   Westar Energy, Inc.                                                                         153,792
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,802,437
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $232,885,175)                                                                    $254,110,646
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE OBLIGATIONS (12.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Federal Home Loan Mortgage Corporation
.........................................................................................................................
        $2,608,639   6 1/2s, with due dates from
                     June 1, 2031 to October 1, 2034                                                          $2,703,319
.........................................................................................................................
             3,383   6s, April 1, 2032                                                                             3,471
.........................................................................................................................
           350,000   6s, TBA, July 1, 2035                                                                       358,777
.........................................................................................................................
         1,485,756   5 1/2s, with due dates from
                     October 1, 2019 to April 1, 2020                                                          1,527,937
.........................................................................................................................
         1,100,000   5 1/2s, TBA, July 1, 2035                                                                 1,115,211
.........................................................................................................................
                     Federal National Mortgage
                     Association Pass-Through Certificates
.........................................................................................................................
            28,771   7 1/2s, July 1, 2007                                                                         29,363
.........................................................................................................................
         2,312,168   7s, with due dates from
                     February 1, 2024 to July 1, 2034                                                          2,444,571
.........................................................................................................................
         3,202,024   6 1/2s, with due dates from
                     October 1, 2024 to November 1, 2034                                                       3,323,169
.........................................................................................................................
            57,004   6s, with due dates from
                     August 1, 2034 to March 1, 2035                                                              58,527
.........................................................................................................................
        12,511,215   5 1/2s, with due dates from
                     May 1, 2034 to June 1, 2035                                                              12,702,290
.........................................................................................................................
           593,194   5 1/2s, with due dates from
                     February 1, 2018 to January 1, 2020                                                         609,783
.........................................................................................................................
         4,360,000   5 1/2s, TBA, July 1, 2035                                                                 4,419,269
.........................................................................................................................
         1,899,933   5s, with due dates from May 1, 2034
                     to April 1, 2035                                                                          1,901,149
.........................................................................................................................
           311,973   5s, April 1, 2019                                                                           315,933
.........................................................................................................................
         9,963,000   5s, TBA, July 1, 2035                                                                     9,962,222
.........................................................................................................................
         8,700,000   4 1/2s, TBA, July 1, 2020                                                                 8,660,579
.........................................................................................................................
           882,679   4s, June 1, 2019                                                                            865,853
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency
                     Mortgage Obligations
                     (cost $50,852,622)                                                                      $51,001,423
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (--%) (a) (cost $20,109)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $20,000   U.S. Treasury Notes 4 1/4s,
                     November 15, 2013                                                                           $20,497
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (8.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (0.6%)
.........................................................................................................................
           $35,000   Abitibi-Consolidated, Inc.
                     bonds 8.55s, 2010 (Canada)                                                                  $36,488
.........................................................................................................................
            25,000   Alcan, Inc. notes 5s, 2015 (Canada)                                                          25,115
.........................................................................................................................
            90,000   BCP Crystal US Holdings Corp.
                     sr. sub. notes 9 5/8s, 2014                                                                 100,800
.........................................................................................................................
            40,000   Chaparral Steel Co. 144A
                     sr. unsecd. notes 10s, 2013                                                                  40,300
.........................................................................................................................
           165,000   Chevron Phillips Chemical Co., LLC
                     notes 5 3/8s, 2007                                                                          168,178
.........................................................................................................................
EUR         15,000   Cognis Holding GmbH & Co. 144A
                     sr. notes 9 1/2s, 2014 (Germany)                                                             19,610
.........................................................................................................................
           $35,000   Compass Minerals Group, Inc.
                     company guaranty 10s, 2011                                                                   38,150
.........................................................................................................................
            50,000   Compass Minerals International, Inc.
                     sr. notes stepped-coupon zero %
                     (12 3/4s, 12/15/07), 2012 (STP)                                                              43,500
.........................................................................................................................
            75,000   Dow Chemical Co. (The) debs.
                     8.55s, 2009                                                                                  85,932
.........................................................................................................................
            10,000   Dow Chemical Co. (The) notes 6s, 2012                                                        10,958
.........................................................................................................................
            55,000   Dow Chemical Co. (The) Pass Through
                     Trust 144A company guaranty
                     4.027s, 2009                                                                                 54,000
.........................................................................................................................
            97,000   Equistar Chemicals LP/Equistar Funding
                     Corp. company guaranty 10 1/8s, 2008                                                        105,003
.........................................................................................................................
            55,000   Georgia-Pacific Corp. bonds
                     7 3/4s, 2029                                                                                 61,806
.........................................................................................................................
            50,000   Georgia-Pacific Corp. company
                     guaranty 8 7/8s, 2010                                                                        56,750
.........................................................................................................................
            35,000   Georgia-Pacific Corp. sr. notes 8s, 2014                                                     38,544
.........................................................................................................................
            45,000   Hercules, Inc. company
                     guaranty 11 1/8s, 2007                                                                       50,794
.........................................................................................................................
            35,000   Huntsman International, LLC company
                     guaranty 10 1/8s, 2009                                                                       36,006
.........................................................................................................................
            46,000   Huntsman, LLC company
                     guaranty 11 5/8s, 2010                                                                       53,878
.........................................................................................................................
            60,000   ICI Wilmington, Inc. company
                     guaranty 5 5/8s, 2013                                                                        62,252
.........................................................................................................................
            55,000   Innophos, Inc. 144A
                     sr. sub. notes 8 7/8s, 2014                                                                  56,100
.........................................................................................................................
            30,000   International Paper Co.
                     notes 6 3/4s, 2011                                                                           32,701
.........................................................................................................................
            20,000   Lubrizol Corp. (The)
                     sr. notes 5 1/2s, 2014                                                                       20,626
.........................................................................................................................
           120,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                                128,100
.........................................................................................................................
            90,000   MDP Acquisitions PLC
                     sr. notes 9 5/8s, 2012 (Ireland)                                                             90,000
.........................................................................................................................
            85,000   Nalco Co. sr. sub. notes 8 7/8s, 2013                                                        91,163
.........................................................................................................................
            30,000   Newmont Mining Corp. notes
                     5 7/8s, 2035                                                                                 30,570
.........................................................................................................................
            50,000   Norske Skog Canada, Ltd. company
                     guaranty Ser. D, 8 5/8s, 2011 (Canada)                                                       51,563
.........................................................................................................................
            70,000   Novelis, Inc. 144A
                     sr. notes 7 1/4s, 2015 (Canada)                                                              70,263
.........................................................................................................................
            25,000   Potash Corp. of Saskatchewan
                     notes 7 3/4s, 2011 (Canada)                                                                  29,008
.........................................................................................................................
            20,000   Praxair, Inc. notes 6 3/8s, 2012                                                             22,257
.........................................................................................................................
            55,000   Rockwood Specialties Group, Inc.
                     144A sub. notes 7 1/2s, 2014                                                                 54,588
.........................................................................................................................
            65,000   Steel Dynamics, Inc. company
                     guaranty 9 1/2s, 2009                                                                        69,225
.........................................................................................................................
           110,000   Stone Container Corp.
                     sr. notes 9 3/4s, 2011                                                                      116,050
.........................................................................................................................
            15,000   Texas Industries, Inc. 144A
                     sr. notes 7 1/4s, 2013                                                                       15,356
.........................................................................................................................
            55,000   Ucar Finance, Inc. company
                     guaranty 10 1/4s, 2012                                                                       57,888
.........................................................................................................................
            25,000   United States Steel Corp.
                     sr. notes 9 3/4s, 2010                                                                       27,000
.........................................................................................................................
            50,000   Weyerhaeuser Co. debs. 7.95s, 2025                                                           60,512
.........................................................................................................................
            40,000   Weyerhaeuser Co. debs. 7 1/8s, 2023                                                          44,771
.........................................................................................................................
            15,000   Weyerhaeuser Co. notes 6 3/4s, 2012                                                          16,504
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,172,309
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.4%)
.........................................................................................................................
           115,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 1/2s, 2008                                                       121,038
.........................................................................................................................
            55,000   Argo-Tech Corp. sr. notes 9 1/4s, 2011                                                       59,675
.........................................................................................................................
            75,000   BE Aerospace, Inc.
                     sr. sub. notes Ser. B, 8s, 2008                                                              75,000
.........................................................................................................................
            35,000   Blount, Inc. sr. sub. notes 8 7/8s, 2012                                                     37,450
.........................................................................................................................
             5,000   Boeing Capital Corp.
                     sr. notes 6.1s, 2011                                                                          5,436
.........................................................................................................................
            35,000   Boeing Co. (The) debs. 6 7/8s, 2043                                                          44,526
.........................................................................................................................
            10,000   Bunge Ltd. Finance Corp. company
                     guaranty 7.8s, 2012                                                                          11,905
.........................................................................................................................
            40,000   Bunge Ltd. Finance Corp. company
                     guaranty 4 3/8s, 2008                                                                        40,006
.........................................................................................................................
            20,000   Bunge Ltd. Finance Corp.
                     notes 5 7/8s, 2013                                                                           21,442
.........................................................................................................................
           125,000   Crown Euro Holdings SA sec.
                     notes 9 1/2s, 2011 (France)                                                                 138,125
.........................................................................................................................
            35,000   Earle M. Jorgensen Co. sec.
                     notes 9 3/4s, 2012                                                                           37,538
.........................................................................................................................
            44,000   Flowserve Corp. company
                     guaranty 12 1/4s, 2010                                                                       47,245
.........................................................................................................................
            65,000   Invensys, PLC notes 9 7/8s, 2011
                     (United Kingdom)                                                                             62,075
.........................................................................................................................
           116,000   L-3 Communications Corp. company
                     guaranty 7 5/8s, 2012                                                                       123,540
.........................................................................................................................
            35,000   Legrand SA debs. 8 1/2s, 2025 (France)                                                       42,350
.........................................................................................................................
            60,000   Lockheed Martin Corp. bonds
                     8 1/2s, 2029                                                                                 86,651
.........................................................................................................................
            38,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 1/2s, 2012                                                                       42,940
.........................................................................................................................
           110,000   Owens-Brockway Glass sr. sec.
                     notes 8 3/4s, 2012                                                                          121,275
.........................................................................................................................
EUR         50,000   Polypore, Inc. notes 8 3/4s, 2012                                                            56,591
.........................................................................................................................
           $30,000   Raytheon Co. debs. 7s, 2028                                                                  36,755
.........................................................................................................................
            35,000   Raytheon Co. debs. 6 3/4s, 2018                                                              40,826
.........................................................................................................................
            50,000   Raytheon Co. notes 8.3s, 2010                                                                57,945
.........................................................................................................................
            40,000   Raytheon Co. notes 4.85s, 2011                                                               40,673
.........................................................................................................................
            45,000   Sealed Air Corp. 144A notes
                     5 5/8s, 2013                                                                                 46,241
.........................................................................................................................
            75,000   Sequa Corp. sr. notes Ser. B,
                     8 7/8s, 2008                                                                                 80,625
.........................................................................................................................
             5,000   Siebe PLC 144A sr. unsub. 6 1/2s,
                     2010 (United Kingdom)                                                                         4,300
.........................................................................................................................
            50,000   Solo Cup Co. sr. sub. notes
                     8 1/2s, 2014                                                                                 46,750
.........................................................................................................................
            10,000   Tekni-Plex, Inc. 144A sec.
                     notes 10 7/8s, 2012                                                                          10,800
.........................................................................................................................
            60,000   Terex Corp. company
                     guaranty 7 3/8s, 2014                                                                        62,100
.........................................................................................................................
            55,000   Titan Corp. (The) company
                     guaranty 8s, 2011                                                                            58,988
.........................................................................................................................
            60,000   United Technologies Corp.
                     notes 4 7/8s, 2015                                                                           61,375
.........................................................................................................................
            40,000   Waste Management, Inc.
                     sr. notes 7 3/8s, 2010                                                                       44,730
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,766,916
------------------------------------------------------------------------------------------------------------------------
Communication Services (0.8%)
.........................................................................................................................
            22,000   Alamosa Delaware, Inc. company
                     guaranty 11s, 2010                                                                           24,750
.........................................................................................................................
            47,000   Alamosa Delaware, Inc. company
                     guaranty stepped-coupon zero %
                     (12s, 7/31/05), 2009 (STP)                                                                   51,818
.........................................................................................................................
            10,000   American Tower Corp.
                     sr. notes 9 3/8s, 2009                                                                       10,488
.........................................................................................................................
            55,000   American Towers, Inc. company
                     guaranty 7 1/4s, 2011                                                                        58,025
.........................................................................................................................
            95,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                       100,968
.........................................................................................................................
           150,000   AT&T Corp. sr. notes 9 3/4s, 2031                                                           195,188
.........................................................................................................................
            10,000   AT&T Wireless Services, Inc.
                     notes 8 1/8s, 2012                                                                           11,981
.........................................................................................................................
            80,000   AT&T Wireless Services, Inc.
                     sr. notes 8 3/4s, 2031                                                                      112,131
.........................................................................................................................
            60,000   AT&T Wireless Services, Inc.
                     sr. notes 7 7/8s, 2011                                                                       69,730
.........................................................................................................................
            15,000   Bellsouth Capital Funding
                     notes 7 3/4s, 2010                                                                           17,086
.........................................................................................................................
            30,000   Centennial Cellular Operating Co., LLC
                     company guaranty 10 1/8s, 2013                                                               33,900
.........................................................................................................................
            22,000   Centennial Cellular
                     Operating Co., LLC
                     sr. sub. notes 10 3/4s, 2008                                                                 22,853
.........................................................................................................................
            95,000   Cincinnati Bell, Inc. company
                     guaranty 7 1/4s, 2013                                                                        99,750
.........................................................................................................................
           105,000   Citizens Communications Co.
                     notes 9 1/4s, 2011                                                                          117,206
.........................................................................................................................
            35,000   Citizens Communications Co.
                     sr. notes 6 1/4s, 2013                                                                       33,863
.........................................................................................................................
            80,000   Deutsche Telekom International
                     Finance BV bonds 8 1/2s, 2010
                     (Germany)                                                                                    92,715
.........................................................................................................................
            65,000   Deutsche Telekom International
                     Finance BV company guaranty 8 3/4s,
                     2030 (Germany)                                                                               88,331
.........................................................................................................................
           170,000   France Telecom notes 7 3/4s, 2011
                     (France)                                                                                    197,281
.........................................................................................................................
            75,000   Inmarsat Finance PLC company
                     guaranty 7 5/8s, 2012
                     (United Kingdom)                                                                             79,125
.........................................................................................................................
            60,000   Intelsat Bermuda, Ltd. 144A
                     sr. notes 8 5/8s, 2015 (Bermuda)                                                             63,300
.........................................................................................................................
            45,000   iPCS, Inc. sr. notes 11 1/2s, 2012                                                           50,175
.........................................................................................................................
            35,000   Level 3 Financing, Inc. 144A
                     sr. notes 10 3/4s, 2011                                                                      29,488
.........................................................................................................................
           170,000   Nextel Communications, Inc.
                     sr. notes 5.95s, 2014                                                                       176,588
.........................................................................................................................
            96,000   Nextel Partners, Inc.
                     sr. notes 12 1/2s, 2009                                                                     104,640
.........................................................................................................................
           180,000   Qwest Corp. notes 8 7/8s, 2012                                                              195,750
.........................................................................................................................
            35,000   Qwest Corp. 144A sr. notes
                     7 5/8s, 2015                                                                                 35,744
.........................................................................................................................
            70,000   Rogers Wireless
                     Communications, Inc. sec.
                     notes 9 5/8s, 2011 (Canada)                                                                  82,250
.........................................................................................................................
            70,000   Rural Cellular Corp.
                     sr. sub. notes 9 3/4s, 2010                                                                  65,100
.........................................................................................................................
            20,000   SBA Communications Corp.
                     sr. notes 8 1/2s, 2012                                                                       21,550
.........................................................................................................................
            39,000   SBA Telecommunications, Inc./SBA
                     Communications Corp. sr. disc.
                     notes stepped-coupon zero %
                     (9 3/4s, 12/15/07), 2011 (STP)                                                               35,880
.........................................................................................................................
            35,000   Sprint Capital Corp. company
                     guaranty 7 5/8s, 2011                                                                        39,973
.........................................................................................................................
            60,000   Sprint Capital Corp. company
                     guaranty 6.9s, 2019                                                                          68,717
.........................................................................................................................
           210,000   Sprint Capital Corp. company
                     guaranty 6 7/8s, 2028                                                                       241,055
.........................................................................................................................
            10,000   Sprint Capital Corp. notes 8 3/8s, 2012                                                      12,028
.........................................................................................................................
            20,000   Telecom Italia Capital SA company
                     guaranty 6 3/8s, 2033 (Luxembourg)                                                           21,446
.........................................................................................................................
            55,000   Telecom Italia Capital SA company
                     guaranty 5 1/4s, 2013 (Luxembourg)                                                           55,836
.........................................................................................................................
            55,000   Telecom Italia Capital SA 144A
                     company guaranty 4s, 2010
                     (Luxembourg)                                                                                 53,439
.........................................................................................................................
            25,000   Telefonica Europe BV company
                     guaranty 8 1/4s, 2030 (Netherlands)                                                          34,880
.........................................................................................................................
            55,000   UbiquiTel Operating Co.
                     sr. notes 9 7/8s, 2011                                                                       60,363
.........................................................................................................................
            20,000   Verizon New England, Inc.
                     sr. notes 6 1/2s, 2011                                                                       21,752
.........................................................................................................................
            45,000   Verizon New Jersey, Inc.
                     debs. 8s, 2022                                                                               55,466
.........................................................................................................................
            90,000   Verizon Pennsylvania, Inc.
                     debs. 8.35s, 2030                                                                           120,191
.........................................................................................................................
            30,000   Vodafone Group PLC notes 7 7/8s,
                     2030 (United Kingdom)                                                                        40,198
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,102,998
------------------------------------------------------------------------------------------------------------------------
Conglomerates (--%)
.........................................................................................................................
            50,000   Tyco International Group SA company
                     guaranty 7s, 2028 (Luxembourg)                                                               60,300
.........................................................................................................................
            40,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                           44,404
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 104,704
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.1%)
.........................................................................................................................
            20,000   Ameristar Casinos, Inc. company
                     guaranty 10 3/4s, 2009                                                                       21,750
.........................................................................................................................
            45,000   ArvinMeritor, Inc. notes 8 3/4s, 2012                                                        46,913
.........................................................................................................................
            62,000   Autonation, Inc. company
                     guaranty 9s, 2008                                                                            67,735
.........................................................................................................................
            37,000   Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                        39,405
.........................................................................................................................
            75,000   Boyd Gaming Corp.
                     sr. sub. notes 7 3/4s, 2012                                                                  80,156
.........................................................................................................................
            81,690   CanWest Media, Inc. company
                     guaranty 8s, 2012                                                                            85,366
.........................................................................................................................
           115,000   Cendant Corp. notes 6 1/4s, 2010                                                            122,467
.........................................................................................................................
            35,000   Cendant Corp. sr. notes 7 3/8s, 2013                                                         39,873
.........................................................................................................................
            57,000   Coinmach Corp. sr. notes 9s, 2010                                                            58,710
.........................................................................................................................
            19,250   Collins & Aikman Products Corp.
                     notes 10 3/4s, 2011                                                                           7,989
.........................................................................................................................
            10,000   D.R. Horton, Inc. company
                     guaranty 8s, 2009                                                                            10,954
.........................................................................................................................
           165,000   D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                                    166,157
.........................................................................................................................
           160,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 8s, 2010                                                                   180,855
.........................................................................................................................
            55,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 7.2s, 2009                                                                  59,869
.........................................................................................................................
             5,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 6 1/2s, 2013                                                                 5,406
.........................................................................................................................
            55,000   Dana Corp. notes 9s, 2011                                                                    61,600
.........................................................................................................................
            15,000   Dana Corp. notes 6 1/2s, 2009                                                                14,721
.........................................................................................................................
            55,000   Delco Remy International, Inc.
                     company guaranty 11s, 2009                                                                   50,600
.........................................................................................................................
           110,000   Dex Media, Inc. notes 8s, 2013                                                              116,875
.........................................................................................................................
            50,000   Ford Motor Co. debs. 9.98s, 2047                                                             48,460
.........................................................................................................................
           150,000   Ford Motor Credit Corp.
                     notes 7 7/8s, 2010                                                                          148,230
.........................................................................................................................
           105,000   Ford Motor Credit Corp.
                     notes 7 3/4s, 2007                                                                          107,042
.........................................................................................................................
            85,000   General Motors Acceptance Corp. FRN
                     4.1s, 2007                                                                                   82,023
.........................................................................................................................
            85,000   General Motors Acceptance Corp. FRN
                     Ser. MTN, 4.13s, 2007                                                                        82,436
.........................................................................................................................
            55,000   General Motors Acceptance Corp. FRN
                     Ser. MTN, 4.05s, 2007                                                                        53,797
.........................................................................................................................
            68,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                           66,130
.........................................................................................................................
            40,000   Goodyear Tire & Rubber Co. (The)
                     144A sr. notes 9s, 2015                                                                      39,300
.........................................................................................................................
            45,000   GTECH Holdings Corp. notes
                     4 3/4s, 2010                                                                                 44,786
.........................................................................................................................
            20,000   Harrah's Operating Co., Inc. 144A
                     bonds 5 5/8s, 2015                                                                           20,371
.........................................................................................................................
            65,000   Hilton Hotels Corp. notes 8 1/4s,
                     2011                                                                                         75,664
.........................................................................................................................
           100,000   Host Marriott LP sr. notes Ser. M,
                     7s, 2012 (R)                                                                                103,750
.........................................................................................................................
            85,000   Houghton Mifflin Co.
                     sr. sub. notes 9 7/8s, 2013                                                                  90,738
.........................................................................................................................
            50,000   Icon Health & Fitness company
                     guaranty 11 1/4s, 2012                                                                       38,125
.........................................................................................................................
            35,000   JC Penney Co., Inc. debs. 7 1/8s,
                     2023                                                                                         37,975
.........................................................................................................................
            20,000   JC Penney Co., Inc. notes 9s, 2012                                                           23,750
.........................................................................................................................
            75,000   JC Penney Co., Inc. notes 8s, 2010                                                           82,500
.........................................................................................................................
            65,000   John Q. Hammons Hotels LP/John Q.
                     Hammons Hotels Finance Corp. III
                     1st mtge. Ser. B, 8 7/8s, 2012                                                               71,175
.........................................................................................................................
            60,000   Jostens IH Corp. company
                     guaranty 7 5/8s, 2012                                                                        59,250
.........................................................................................................................
            60,000   K. Hovnanian Enterprises, Inc.
                     sr. notes 6 1/2s, 2014                                                                       60,450
.........................................................................................................................
            20,000   KB Home company guaranty 5 7/8s, 2015                                                        19,843
.........................................................................................................................
            20,000   KB Home sr. notes 5 3/4s, 2014                                                               19,822
.........................................................................................................................
            55,000   Lamar Media Corp. company
                     guaranty 7 1/4s, 2013                                                                        58,025
.........................................................................................................................
            65,000   Levi Strauss & Co.
                     sr. notes 12 1/4s, 2012                                                                      71,013
.........................................................................................................................
            15,000   Levi Strauss & Co.
                     sr. notes 9 3/4s, 2015                                                                       14,888
.........................................................................................................................
            15,000   May Department Stores Co. (The)
                     notes 5 3/4s, 2014                                                                           15,821
.........................................................................................................................
            65,000   MeriStar Hospitality Corp. company
                     guaranty 9 1/8s, 2011 (R)                                                                    68,250
.........................................................................................................................
            60,000   Meritage Homes Corp. company
                     guaranty 6 1/4s, 2015                                                                        55,800
.........................................................................................................................
            95,000   MGM Mirage, Inc. sr. notes
                     6 3/4s, 2012                                                                                 97,850
.........................................................................................................................
            30,000   Mohegan Tribal Gaming Authority
                     sr. sub. notes 6 3/8s, 2009                                                                  30,600
.........................................................................................................................
            40,000   Movie Gallery, Inc. 144A
                     sr. unsecd. notes 11s, 2012                                                                  42,000
.........................................................................................................................
            45,000   Owens Corning notes 7 1/2s,
                     2006 (In default) (NON)                                                                      32,850
.........................................................................................................................
            40,000   Park Place Entertainment Corp.
                     sr. notes 7s, 2013                                                                           44,400
.........................................................................................................................
            90,000   Park Place Entertainment Corp.
                     sr. sub. notes 9 3/8s, 2007                                                                  96,750
.........................................................................................................................
            55,000   Penn National Gaming, Inc.
                     sr. sub. notes 8 7/8s, 2010                                                                  58,850
.........................................................................................................................
            55,000   Pinnacle Entertainment, Inc.
                     sr. sub. notes 8 1/4s, 2012                                                                  57,200
.........................................................................................................................
            60,000   PRIMEDIA, Inc. company
                     guaranty 8 7/8s, 2011                                                                        62,850
.........................................................................................................................
            15,000   PRIMEDIA, Inc. sr. notes 8s, 2013                                                            15,038
.........................................................................................................................
           100,000   R.H. Donnelley Finance Corp. I 144A
                     company guaranty 8 7/8s, 2010                                                               109,250
.........................................................................................................................
            45,000   Samsonite Corp.
                     sr. sub. notes 8 7/8s, 2011                                                                  47,813
.........................................................................................................................
            50,000   Scientific Games Corp. 144A
                     sr. sub. notes 6 1/4s, 2012                                                                  50,500
.........................................................................................................................
            60,000   Sealy Mattress Co.
                     sr. sub. notes 8 1/4s, 2014                                                                  60,600
.........................................................................................................................
            90,000   Starwood Hotels & Resorts
                     Worldwide, Inc. company
                     guaranty 7 7/8s, 2012                                                                       101,475
.........................................................................................................................
            90,000   Station Casinos, Inc. sr. notes
                     6s, 2012                                                                                     91,350
.........................................................................................................................
            35,000   Technical Olympic USA, Inc. company
                     guaranty 10 3/8s, 2012                                                                       36,575
.........................................................................................................................
            85,000   Tenneco Automotive, Inc. sec.
                     notes Ser. B, 10 1/4s, 2013                                                                  96,050
.........................................................................................................................
            60,000   THL Buildco, Inc. (Nortek
                     Holdings, Inc.) sr. sub. notes
                     8 1/2s, 2014                                                                                 55,800
.........................................................................................................................
            80,000   Trump Entertainment Resorts, Inc.
                     sec. notes 8 1/2s, 2015                                                                      78,100
.........................................................................................................................
            36,000   TRW Automotive Inc.
                     sr. notes 9 3/8s, 2013                                                                       39,870
.........................................................................................................................
            55,000   United Auto Group, Inc. company
                     guaranty 9 5/8s, 2012                                                                        58,713
.........................................................................................................................
            75,000   Vertis, Inc. company
                     guaranty Ser. B, 10 7/8s, 2009                                                               71,250
.........................................................................................................................
            70,000   WCI Communities, Inc. company
                     guaranty 10 5/8s, 2011                                                                       75,600
.........................................................................................................................
            33,000   William Carter Holdings Co. (The)
                     company guaranty Ser. B, 10 7/8s, 2011                                                       37,279
.........................................................................................................................
            45,000   WRC Media Corp.
                     sr. sub. notes 12 3/4s, 2009                                                                 47,644
.........................................................................................................................
            85,000   Wynn Las Vegas, LLC/Wynn Las Vegas
                     Capital Corp. 144A 1st mtge.
                     6 5/8s, 2014                                                                                 82,663
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,575,735
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (1.0%)
.........................................................................................................................
            55,000   Adelphia Communications Corp.
                     sr. notes 10 7/8s, 2010 (In default) (NON)                                                   47,850
.........................................................................................................................
            55,000   Affinity Group, Inc.
                     sr. sub. notes 9s, 2012                                                                      55,688
.........................................................................................................................
            80,000   AMC Entertainment, Inc.
                     sr. sub. notes 8s, 2014                                                                      71,000
.........................................................................................................................
            85,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 11 1/8s, 2011                                                                      63,538
.........................................................................................................................
           120,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 8 5/8s, 2009                                                                       89,100
.........................................................................................................................
            40,000   Church & Dwight Co., Inc. company
                     guaranty 6s, 2012                                                                            40,400
.........................................................................................................................
           115,000   Cinemark, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (9 3/4s, 3/15/07), 2014 (STP)                                                                76,475
.........................................................................................................................
            25,000   Clear Channel Communications, Inc.
                     sr. notes 5 3/4s, 2013                                                                       24,428
.........................................................................................................................
           130,000   Comcast Corp. company
                     guaranty 5 1/2s, 2011                                                                       135,632
.........................................................................................................................
            95,000   Comcast Corp. company
                     guaranty 4.95s, 2016                                                                         94,569
.........................................................................................................................
            85,000   ConAgra Foods, Inc. notes 7 7/8s, 2010                                                       97,809
.........................................................................................................................
            20,000   ConAgra Foods, Inc. notes 6 3/4s, 2011                                                       22,133
.........................................................................................................................
            65,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                    69,388
.........................................................................................................................
            45,000   Cox Communications, Inc.
                     notes 7 3/4s, 2010                                                                           50,952
.........................................................................................................................
            35,000   Cox Communications, Inc.
                     notes 5.45s, 2014                                                                            35,724
.........................................................................................................................
            20,000   Cox Enterprises, Inc. 144A
                     notes 7 7/8s, 2010                                                                           22,484
.........................................................................................................................
            20,000   Cox Enterprises, Inc. 144A
                     notes 4 3/8s, 2008                                                                           19,821
.........................................................................................................................
           125,000   CSC Holdings, Inc. debs. Ser. B,
                     8 1/8s, 2009                                                                                126,563
.........................................................................................................................
            45,322   CVS Corp. 144A pass-through
                     certificates 6.117s, 2013                                                                    48,485
.........................................................................................................................
            55,000   Dean Foods Co. sr. notes 8.15s, 2007                                                         58,025
.........................................................................................................................
            70,000   Del Monte Corp. 144A
                     sr. sub. notes 6 3/4s, 2015                                                                  71,400
.........................................................................................................................
           145,000   Delhaize America, Inc. company
                     guaranty 8 1/8s, 2011                                                                       162,630
.........................................................................................................................
            40,000   Diageo PLC company guaranty
                     8s, 2022                                                                                     53,256
.........................................................................................................................
            85,000   DirecTV Holdings, LLC 144A
                     sr. notes 6 3/8s, 2015                                                                       84,575
.........................................................................................................................
            95,000   Doane Pet Care Co.
                     sr. sub. debs. 9 3/4s, 2007                                                                  92,388
.........................................................................................................................
            42,000   Dole Food Co. sr. notes 8 5/8s, 2009                                                         44,730
.........................................................................................................................
           135,000   Echostar DBS Corp.
                     sr. notes 6 3/8s, 2011                                                                      133,819
.........................................................................................................................
            35,000   Elizabeth Arden, Inc. company
                     guaranty 7 3/4s, 2014                                                                        36,488
.........................................................................................................................
            65,000   Granite Broadcasting Corp. sec.
                     notes 9 3/4s, 2010                                                                           60,450
.........................................................................................................................
            50,000   Insight Midwest LP/Insight
                     Capital, Inc. sr. notes 10 1/2s, 2010                                                        53,000
.........................................................................................................................
            60,000   Jean Coutu Group, Inc.
                     sr. sub. notes 8 1/2s, 2014
                     (Canada)                                                                                     59,250
.........................................................................................................................
            25,000   Jones Intercable, Inc.
                     sr. notes 7 5/8s, 2008                                                                       26,941
.........................................................................................................................
           225,000   Kraft Foods, Inc. notes 5 5/8s, 2011                                                        238,685
.........................................................................................................................
            60,000   Miller Brewing Co. 144A
                     notes 5 1/2s, 2013                                                                           62,457
.........................................................................................................................
            10,000   News America Holdings, Inc.
                     debs. 7 3/4s, 2045                                                                           12,252
.........................................................................................................................
            55,000   News America, Inc. debs. 7 1/4s, 2018                                                        64,434
.........................................................................................................................
            55,000   Paxson Communications Corp. company
                     guaranty stepped-coupon zero %
                     (12 1/4s, 1/15/06), 2009 (STP)                                                               51,425
.........................................................................................................................
            65,000   Pinnacle Foods Holding Corp.
                     sr. sub. notes 8 1/4s, 2013                                                                  58,175
.........................................................................................................................
            75,000   Playtex Products, Inc. company
                     guaranty 9 3/8s, 2011                                                                        78,938
.........................................................................................................................
            45,000   Prestige Brands, Inc.
                     sr. sub. notes 9 1/4s, 2012                                                                  46,688
.........................................................................................................................
            60,000   Quebecor Media, Inc.
                     sr. notes 11 1/8s, 2011 (Canada)                                                             66,600
.........................................................................................................................
            70,000   Rainbow National Services, LLC 144A
                     sr. notes 8 3/4s, 2012                                                                       76,475
.........................................................................................................................
            70,000   Remington Arms Co., Inc. company
                     guaranty 10 1/2s, 2011                                                                       66,150
.........................................................................................................................
            80,000   Rite Aid Corp. sr. notes 9 1/4s, 2013                                                        78,400
.........................................................................................................................
            55,000   Sbarro, Inc. company guaranty
                     11s, 2009                                                                                    55,275
.........................................................................................................................
            85,000   Sinclair Broadcast Group, Inc.
                     company guaranty 8 3/4s, 2011                                                                89,250
.........................................................................................................................
            55,000   Six Flags, Inc. sr. notes 8 7/8s, 2010                                                       53,213
.........................................................................................................................
            35,000   Supervalu, Inc. notes 7 7/8s, 2009                                                           39,068
.........................................................................................................................
            20,000   TCI Communications, Inc.
                     debs. 9.8s, 2012                                                                             25,474
.........................................................................................................................
            35,000   TCI Communications, Inc.
                     debs. 8 3/4s, 2015                                                                           44,897
.........................................................................................................................
            15,000   TCI Communications, Inc.
                     debs. 7 7/8s, 2013                                                                           17,854
.........................................................................................................................
            50,000   Time Warner, Inc. debs. 9.15s, 2023                                                          68,648
.........................................................................................................................
           190,000   Time Warner, Inc. debs. 9 1/8s, 2013                                                        240,094
.........................................................................................................................
            15,000   Turner Broadcasting System, Inc.
                     sr. notes 8 3/8s, 2013                                                                       18,395
.........................................................................................................................
            90,000   United Rentals (North America), Inc.
                     company guaranty 6 1/2s, 2012                                                                88,538
.........................................................................................................................
            60,000   Universal City Florida Holding Co.
                     sr. notes 8 3/8s, 2010                                                                       62,550
.........................................................................................................................
            55,000   Young Broadcasting, Inc. company
                     guaranty 10s, 2011                                                                           52,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,885,176
------------------------------------------------------------------------------------------------------------------------
Energy (0.4%)
.........................................................................................................................
           115,000   Arch Western Finance, LLC
                     sr. notes 6 3/4s, 2013                                                                      118,738
.........................................................................................................................
            35,000   Bluewater Finance, Ltd. company
                     guaranty 10 1/4s, 2012
                     (Cayman Islands)                                                                             37,450
.........................................................................................................................
            30,000   Buckeye Partners LP notes 5.3s, 2014                                                         30,548
.........................................................................................................................
            40,000   Comstock Resources, Inc.
                     sr. notes 6 7/8s, 2012                                                                       40,400
.........................................................................................................................
            55,000   Dresser, Inc. company
                     guaranty 9 3/8s, 2011                                                                        57,888
.........................................................................................................................
            25,000   Enbridge Energy Partners LP
                     sr. notes 5.35s, 2014                                                                        25,381
.........................................................................................................................
            65,000   Encore Acquisition Co. company
                     guaranty 8 3/8s, 2012                                                                        70,525
.........................................................................................................................
            89,000   Encore Acquisition Co. 144A
                     sr. sub. notes 6s, 2015                                                                      87,443
.........................................................................................................................
            35,000   Forest Oil Corp. company
                     guaranty 7 3/4s, 2014                                                                        37,450
.........................................................................................................................
            60,000   Forest Oil Corp. sr. notes 8s, 2011                                                          66,150
.........................................................................................................................
            65,000   Hanover Compressor Co.
                     sr. notes 9s, 2014                                                                           69,225
.........................................................................................................................
            60,000   Inergy LP/Inergy Finance Corp. 144A
                     sr. notes 6 7/8s, 2014                                                                       58,350
.........................................................................................................................
            50,000   Key Energy Services, Inc.
                     sr. notes 6 3/8s, 2013                                                                       50,000
.........................................................................................................................
            60,000   Massey Energy Co. sr. notes
                     6 5/8s, 2010                                                                                 61,800
.........................................................................................................................
            70,000   Motiva Enterprises, LLC 144A
                     sr. notes 5.2s, 2012                                                                         72,535
.........................................................................................................................
            63,000   Newfield Exploration Co.
                     sr. notes 7 5/8s, 2011                                                                       68,985
.........................................................................................................................
            85,000   Occidental Petroleum Corp.
                     debs. 10 1/8s, 2009                                                                         102,666
.........................................................................................................................
            50,000   Offshore Logistics, Inc. company
                     guaranty 6 1/8s, 2013                                                                        48,250
.........................................................................................................................
            90,000   Peabody Energy Corp.
                     sr. notes 5 7/8s, 2016                                                                       90,000
.........................................................................................................................
            70,000   Petroleum Geo-Services notes 10s,
                     2010 (Norway)                                                                                78,400
.........................................................................................................................
            90,000   Plains Exploration & Production Co.
                     sr. sub. notes 8 3/4s, 2012                                                                  97,650
.........................................................................................................................
            45,000   Pogo Producing Co.
                     sr. sub. notes Ser. B, 8 1/4s, 2011                                                          47,813
.........................................................................................................................
            60,000   Pride International, Inc.
                     sr. notes 7 3/8s, 2014                                                                       65,850
.........................................................................................................................
            45,000   Star Gas Partners LP/Star Gas
                     Finance Co. sr. notes 10 1/4s, 2013                                                          41,850
.........................................................................................................................
            30,000   Sunoco, Inc. notes 4 7/8s, 2014                                                              30,165
.........................................................................................................................
            65,000   Vintage Petroleum, Inc.
                     sr. notes 8 1/4s, 2012                                                                       70,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,625,712
------------------------------------------------------------------------------------------------------------------------
Financial (2.1%)
.........................................................................................................................
            45,000   Allfirst Financial Inc.
                     sub. notes 7.2s, 2007                                                                        47,519
.........................................................................................................................
            80,000   American General Corp.
                     notes 7 1/2s, 2010                                                                           90,682
.........................................................................................................................
            30,000   Associates First Capital Corp.
                     debs. 6.95s, 2018                                                                            36,147
.........................................................................................................................
            60,000   AXA Financial, Inc.
                     sr. notes 7 3/4s, 2010                                                                       68,992
.........................................................................................................................
           330,000   Bank of America Corp.
                     sub. notes 7.4s, 2011                                                                       377,678
.........................................................................................................................
            25,000   Bank of New York Co., Inc. (The)
                     sr. sub. notes FRN 3.4s, 2013                                                                24,339
.........................................................................................................................
            10,000   Bank One Corp. sub. notes 5 1/4s, 2013                                                       10,347
.........................................................................................................................
            40,000   Barclays Bank PLC 144A FRN 6.86s,
                     2049 (United Kingdom)                                                                        47,033
.........................................................................................................................
            15,000   BB&T Corp. sub. notes 4.9s, 2017                                                             15,039
.........................................................................................................................
            35,000   Block Financial Corp. notes 5 1/8s, 2014                                                     34,805
.........................................................................................................................
           100,000   Bosphorus Financial Services, Ltd.
                     144A sec. FRN 5.068s, 2012
                     (Cayman Islands)                                                                             99,973
.........................................................................................................................
            10,000   Capital One Bank notes 6 1/2s, 2013                                                          11,002
.........................................................................................................................
            20,000   Capital One Bank notes Ser. BKNT,
                     4 7/8s, 2008                                                                                 20,298
.........................................................................................................................
            55,000   Capital One Bank
                     sr. notes Ser. BKNT, 6.7s, 2008                                                              58,401
.........................................................................................................................
            30,000   CenterPoint Properties Trust
                     notes Ser. MTN, 4 3/4s, 2010 (R)                                                             29,983
.........................................................................................................................
            10,000   CIT Group, Inc. sr. notes 5s, 2015                                                           10,042
.........................................................................................................................
           200,000   CIT Group, Inc. sr. notes 5s, 2014                                                          202,012
.........................................................................................................................
           155,000   Citigroup, Inc. debs. 6 5/8s, 2028                                                          181,883
.........................................................................................................................
           300,000   Citigroup, Inc. sub. notes 6s, 2033                                                         332,951
.........................................................................................................................
            20,000   Citigroup, Inc. sub. notes 5s, 2014                                                          20,459
.........................................................................................................................
            30,000   Colonial Properties Trust
                     notes 6 1/4s, 2014 (R)                                                                       31,776
.........................................................................................................................
            45,000   Countrywide Capital III company
                     guaranty Ser. B, 8.05s, 2027                                                                 55,893
.........................................................................................................................
            40,000   Credit Suisse First Boston
                     USA, Inc. notes 4 7/8s, 2015                                                                 40,476
.........................................................................................................................
            25,000   Developers Diversified Realty Corp.
                     notes 4 5/8s, 2010 (R)                                                                       24,857
.........................................................................................................................
            55,000   E(a)Trade Finance Corp. sr. notes
                     8s, 2011                                                                                     57,888
.........................................................................................................................
            90,000   Equity One, Inc. company
                     guaranty 3 7/8s, 2009 (R)                                                                    87,085
.........................................................................................................................
            30,000   ERP Operating LP notes 6.584s, 2015                                                          33,575
.........................................................................................................................
            90,000   Executive Risk Capital Trust
                     company guaranty Series B, 8.675s, 2027                                                      98,598
.........................................................................................................................
            76,250   Finova Group, Inc. notes 7 1/2s, 2009                                                        33,931
.........................................................................................................................
            45,000   First Chicago NBD Corp.
                     sub. notes 6 3/8s, 2009                                                                      48,228
.........................................................................................................................
            50,000   Fleet Capital Trust V bank
                     guaranty FRN 4.43s, 2028                                                                     49,705
.........................................................................................................................
            65,000   Fund American Cos. Inc.
                     notes 5 7/8s, 2013                                                                           67,407
.........................................................................................................................
            30,000   General Electric Capital Corp.
                     notes Ser. A, 6 3/4s, 2032                                                                   37,020
.........................................................................................................................
           225,000   General Electric Capital Corp.
                     notes Ser. A, 6s, 2012                                                                      245,389
.........................................................................................................................
            80,000   Goldman Sachs Group, Inc. (The)
                     notes 5 1/8s, 2015                                                                           81,484
.........................................................................................................................
            75,000   Goldman Sachs Group, Inc. (The)
                     notes 4 3/4s, 2013                                                                           75,140
.........................................................................................................................
            30,000   Greenpoint Capital Trust I company
                     guaranty 9.1s, 2027                                                                          33,254
.........................................................................................................................
            65,000   Hartford Financial Services
                     Group, Inc. (The) sr. notes 7.9s, 2010                                                       74,784
.........................................................................................................................
            35,000   Heritage Property Investment Trust
                     company guaranty 5 1/8s, 2014 (R)                                                            35,056
.........................................................................................................................
            85,000   Hospitality Properties Trust
                     notes 6 3/4s, 2013 (R)                                                                       93,355
.........................................................................................................................
            30,000   Household Finance Corp. notes 8s, 2010                                                       34,616
.........................................................................................................................
           150,000   Household Finance Corp. notes 7s, 2012                                                      170,157
.........................................................................................................................
            25,000   HRPT Properties Trust bonds
                     5 3/4s, 2014 (R)                                                                             25,870
.........................................................................................................................
            25,000   HRPT Properties Trust notes 6 1/4s,
                     2016 (R)                                                                                     27,068
.........................................................................................................................
           105,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 9.547s, 2049 (Jersey)                                                          127,939
.........................................................................................................................
            80,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 4.61s, 2013 (Jersey)                                                            78,070
.........................................................................................................................
            45,000   HSBC Finance Corp. notes
                     5 1/4s, 2015                                                                                 46,210
.........................................................................................................................
           110,000   International Lease Finance Corp.
                     FRN Ser. MTNP, 3.541s, 2010                                                                 109,778
.........................................................................................................................
            20,000   International Lease Finance Corp.
                     notes 4 3/4s, 2012                                                                           19,933
.........................................................................................................................
            45,000   International Lease Finance Corp.
                     unsub. 4 3/4s, 2009                                                                          45,274
.........................................................................................................................
            65,000   iStar Financial, Inc. sr. notes 6s,
                     2010 (R)                                                                                     67,928
.........................................................................................................................
            25,000   John Hancock Global Funding II 144A
                     notes 7.9s, 2010                                                                             29,073
.........................................................................................................................
         1,919,000   JP Morgan & Co. Inc
                     sub. notes 6 1/4s, 2005                                                                   1,939,253
.........................................................................................................................
           130,000   JPMorgan Chase Capital XV
                     notes 5 7/8s, 2035                                                                          133,434
.........................................................................................................................
            90,000   JPMorgan Chase & Co.
                     sub. notes 6 5/8s, 2012                                                                     100,194
.........................................................................................................................
            25,000   JPMorgan Chase & Co.
                     sub. notes 5 1/8s, 2014                                                                      25,574
.........................................................................................................................
            25,000   Kimco Realty Corp. notes Ser. MTNC,
                     5.19s, 2013 (R)                                                                              25,586
.........................................................................................................................
            50,000   Lehman Brothers Holdings, Inc.
                     notes Ser. MTNG, 4.8s, 2014                                                                  50,524
.........................................................................................................................
            75,000   Liberty Mutual Group 144A
                     notes 6 1/2s, 2035                                                                           74,310
.........................................................................................................................
           100,000   Liberty Mutual Insurance 144A
                     notes 7.697s, 2097                                                                          110,395
.........................................................................................................................
            25,000   Loews Corp. notes 5 1/4s, 2016                                                               25,181
.........................................................................................................................
            10,000   Merrill Lynch & Co., Inc.
                     notes Ser. B, 4 3/4s, 2009                                                                   10,211
.........................................................................................................................
            35,000   MetLife, Inc. notes 5.7s, 2035                                                               36,081
.........................................................................................................................
            20,000   MetLife, Inc. notes 5s, 2015                                                                 20,297
.........................................................................................................................
            30,000   MetLife, Inc. sr. notes 6 1/8s, 2011                                                         32,581
.........................................................................................................................
            40,000   Morgan Stanley Dean Witter & Co.
                     sr. notes 6 3/4s, 2011                                                                       44,289
.........................................................................................................................
           140,000   National City Bank
                     sub. notes Ser. BKNT, 6 1/4s, 2011                                                          154,066
.........................................................................................................................
            25,000   Nationwide Financial Services, Inc.
                     notes 5 5/8s, 2015                                                                           26,205
.........................................................................................................................
            45,000   Nationwide Mutual Insurance Co.
                     144A notes 8 1/4s, 2031                                                                      58,546
.........................................................................................................................
            30,000   OneAmerica Financial Partners, Inc.
                     144A bonds 7s, 2033                                                                          35,347
.........................................................................................................................
            60,000   PNC Funding Corp. bonds 5 1/4s, 2015                                                         62,198
.........................................................................................................................
            55,000   Popular North America, Inc.
                     sub. notes 3 7/8s, 2008
                     (Puerto Rico)                                                                                54,408
.........................................................................................................................
            85,000   Principal Life Global Funding I
                     144A sec. notes 5 1/4s, 2013                                                                 89,438
.........................................................................................................................
            40,000   Protective Life Corp. notes 4.3s, 2013                                                       38,992
.........................................................................................................................
           110,000   Prudential Insurance Co. 144A
                     notes 8.3s, 2025                                                                            146,755
.........................................................................................................................
           100,000   Rabobank Capital Funding Trust 144A
                     sub. notes FRN 5.254s, 2049                                                                 102,574
.........................................................................................................................
            50,000   Rouse Co. (The) notes 7.2s, 2012 (R)                                                         53,881
.........................................................................................................................
           105,000   Royal Bank of Scotland Group PLC
                     bonds Ser. 1, 9.118s, 2049
                     (United Kingdom)                                                                            125,048
.........................................................................................................................
            35,000   Simon Property Group LP
                     notes 5 5/8s, 2014 (R)                                                                       36,501
.........................................................................................................................
            85,000   State Street Capital Trust II
                     notes FRN 3.768s, 2008                                                                       85,151
.........................................................................................................................
            60,000   Suncorp-Metway, Ltd. 144A notes FRN
                     3 1/2s, 2013 (Australia)                                                                     58,848
.........................................................................................................................
           135,000   UBS AG/Jersey Branch FRN 6.43s,
                     2008 (Jersey)                                                                               138,375
.........................................................................................................................
            60,000   UBS Preferred Funding Trust I
                     company guaranty 8.622s, 2049                                                                71,287
.........................................................................................................................
           150,000   Wachovia Corp. sub. notes 5 1/4s, 2014                                                      156,583
.........................................................................................................................
           240,000   Washington Mutual Capital Trust I
                     sr. notes 5s, 2012                                                                          244,690
.........................................................................................................................
            55,000   Western Financial Bank
                     sub. debs. 9 5/8s, 2012                                                                      59,675
.........................................................................................................................
            60,000   Westpac Capital Trust III 144A
                     sub. notes FRN 5.819s, 2049
                     (Australia)                                                                                  63,652
.........................................................................................................................
            25,000   Willis Group North America, Inc.
                     company guaranty 5 5/8s, 2015                                                                25,237
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,321,769
------------------------------------------------------------------------------------------------------------------------
Health Care (0.4%)
.........................................................................................................................
            55,000   Alderwoods Group, Inc. 144A
                     sr. notes 7 3/4s, 2012 (Canada)                                                              58,369
.........................................................................................................................
           120,000   American Home Products Corp.
                     notes 6.95s, 2011                                                                           134,109
.........................................................................................................................
            70,000   AmerisourceBergen Corp.
                     sr. notes 8 1/8s, 2008                                                                       76,038
.........................................................................................................................
            40,000   Ardent Health Services, Inc.
                     sr. sub. notes 10s, 2013                                                                     48,350
.........................................................................................................................
            45,000   Bayer Corp. 144A FRB 6.2s, 2008                                                              47,063
.........................................................................................................................
            60,000   Community Health Systems, Inc.
                     sr. sub. notes 6 1/2s, 2012                                                                  61,050
.........................................................................................................................
           105,000   DaVita, Inc. 144A sr. notes 6 5/8s, 2013                                                    108,413
.........................................................................................................................
            40,000   Elan Finance PLC/Elan Finance Corp.
                     144A sr. notes 7 3/4s, 2011
                     (Ireland)                                                                                    34,200
.........................................................................................................................
           132,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            145,238
.........................................................................................................................
            25,000   HCA, Inc. sr. notes 6.95s, 2012                                                              26,563
.........................................................................................................................
            49,000   Healthsouth Corp. notes 7 5/8s, 2012                                                         47,653
.........................................................................................................................
            58,000   Healthsouth Corp. sr. notes 7s, 2008                                                         58,290
.........................................................................................................................
            20,000   Hospira, Inc. notes 5.9s, 2014                                                               21,433
.........................................................................................................................
            75,000   MQ Associates, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (12 1/4s, 8/15/08), 2012 (STP)                                                               39,000
.........................................................................................................................
            70,000   Omnicare, Inc.
                     sr. sub. notes 6 1/8s, 2013                                                                  69,300
.........................................................................................................................
            78,000   PacifiCare Health Systems, Inc.
                     company guaranty 10 3/4s, 2009                                                               85,995
.........................................................................................................................
            40,000   Psychiatric Solutions, Inc. 144A
                     sr. sub. notes 7 3/4s, 2015                                                                  40,400
.........................................................................................................................
             7,000   Service Corp. International
                     notes 6s, 2005                                                                                7,044
.........................................................................................................................
            80,000   Service Corp. International 144A
                     sr. notes 6 3/4s, 2016                                                                       81,800
.........................................................................................................................
            40,000   Stewart Enterprises, Inc. 144A
                     sr. notes 6 1/4s, 2013                                                                       39,600
.........................................................................................................................
            70,000   Tenet Healthcare Corp.
                     sr. notes 6 1/2s, 2012                                                                       66,500
.........................................................................................................................
            55,000   Tenet Healthcare Corp. 144A
                     sr. notes 9 1/4s, 2015                                                                       57,063
.........................................................................................................................
           100,000   Triad Hospitals, Inc.
                     sr. sub. notes 7s, 2013                                                                     102,750
.........................................................................................................................
            35,000   US Oncology, Inc. company
                     guaranty 9s, 2012                                                                            37,450
.........................................................................................................................
            35,000   Vanguard Health Holding Co. II, LLC
                     sr. sub. notes 9s, 2014                                                                      37,800
.........................................................................................................................
            50,000   Ventas Realty LP/Capital Corp.
                     company guaranty 9s, 2012 (R)                                                                57,500
.........................................................................................................................
            25,000   WellPoint, Inc. notes 5s, 2014                                                               25,528
.........................................................................................................................
            25,000   WellPoint, Inc. notes 4 1/4s, 2009                                                           24,889
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,639,388
------------------------------------------------------------------------------------------------------------------------
Other (0.3%)
.........................................................................................................................
         1,133,550   Dow Jones CDX HY 144A pass-through
                     certificates 7 3/4s, 2009                                                                 1,147,719
------------------------------------------------------------------------------------------------------------------------
Technology (0.2%)
.........................................................................................................................
            90,000   Advanced Micro Devices, Inc.
                     sr. notes 7 3/4s, 2012                                                                       88,650
.........................................................................................................................
            45,000   Amkor Technologies, Inc.
                     sr. notes 7 3/4s, 2013                                                                       38,700
.........................................................................................................................
            20,000   Celestica, Inc.
                     sr. sub. notes 7 7/8s, 2011
                     (Canada)                                                                                     20,500
.........................................................................................................................
            40,000   Celestica, Inc.
                     sr. sub. notes 7 5/8s, 2013 (Canada)                                                         40,100
.........................................................................................................................
            45,000   Computer Associates
                     International, Inc. 144A
                     sr. notes 5 5/8s, 2014                                                                       45,637
.........................................................................................................................
            75,000   Freescale Semiconductor, Inc.
                     sr. notes Ser. B, 7 1/8s, 2014                                                               80,625
.........................................................................................................................
            80,000   Iron Mountain, Inc.
                     sr. sub. notes 8 1/4s, 2011                                                                  81,100
.........................................................................................................................
            55,000   Lucent Technologies, Inc.
                     debs. 6.45s, 2029                                                                            49,225
.........................................................................................................................
            20,000   Motorola, Inc. notes 7 5/8s, 2010                                                            22,885
.........................................................................................................................
            50,000   Motorola, Inc. notes 4.608s, 2007                                                            50,383
.........................................................................................................................
            65,000   Seagate Technology Hdd Holdings
                     company guaranty 8s, 2009
                     (Cayman Islands)                                                                             69,225
.........................................................................................................................
            35,000   SunGard Data Systems, Inc.
                     bonds 4 7/8s, 2014                                                                           28,000
.........................................................................................................................
            50,000   UGS Corp. company guaranty 10s,
                     2012                                                                                         55,500
.........................................................................................................................
            48,000   Unisys Corp. sr. notes 8 1/8s, 2006                                                          49,080
.........................................................................................................................
           110,000   Xerox Corp. sr. notes 6 7/8s, 2011                                                          116,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 836,210
------------------------------------------------------------------------------------------------------------------------
Transportation (0.1%)
.........................................................................................................................
            16,221   Continental Airlines, Inc.
                     pass-through certificates
                     Ser. 97-4A, 6.9s, 2018                                                                       16,100
.........................................................................................................................
            87,025   Continental Airlines, Inc.
                     pass-through certificates
                     Ser. 98-1A, 6.648s, 2017                                                                     85,067
.........................................................................................................................
            45,000   CSX Corp. notes 6 3/4s, 2011                                                                 49,678
.........................................................................................................................
            55,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                                59,950
.........................................................................................................................
            85,000   Norfolk Southern Corp. notes
                     7.05s, 2037                                                                                 105,907
.........................................................................................................................
            30,000   Norfolk Southern Corp.
                     sr. notes 6 3/4s, 2011                                                                       33,547
.........................................................................................................................
            80,000   Union Pacific Corp. notes 7 3/8s, 2009                                                       88,968
.........................................................................................................................
            15,000   Union Pacific Corp. notes 6 1/8s, 2012                                                       16,190
.........................................................................................................................
           190,000   United AirLines, Inc. debs. 9 1/8s,
                     2012 (In default) (NON)                                                                      25,175
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 480,582
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (0.9%)
.........................................................................................................................
            25,000   AEP Texas Central Co.
                     sr. notes Ser. D, 5 1/2s, 2013                                                               26,194
.........................................................................................................................
            40,000   AEP Texas North Co.
                     sr. notes Ser. B, 5 1/2s, 2013                                                               41,919
.........................................................................................................................
           115,000   AES Corp. (The) 144A sec.
                     notes 8 3/4s, 2013                                                                          128,225
.........................................................................................................................
            70,000   Allegheny Energy Supply 144A
                     bonds 8 1/4s, 2012                                                                           78,400
.........................................................................................................................
            30,000   Allegheny Energy Supply 144A sec.
                     notes 10 1/4s, 2007                                                                          33,000
.........................................................................................................................
            25,000   Appalachian Power Co.
                     sr. notes Ser. K, 5s, 2017                                                                   24,968
.........................................................................................................................
            40,000   Atmos Energy Corp. notes 4.95s, 2014                                                         39,926
.........................................................................................................................
            40,000   Beaver Valley II Funding debs. 9s, 2017                                                      47,463
.........................................................................................................................
           150,000   Calpine Corp. 144A sec.
                     notes 8 1/2s, 2010                                                                          115,500
.........................................................................................................................
            55,000   Carolina Power & Light Co. 1st
                     mtge. 5.7s, 2035                                                                             58,795
.........................................................................................................................
            50,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                           57,380
.........................................................................................................................
            25,000   Cleveland Electric Illuminating Co.
                     (The) 144A sr. notes Ser. D, 7.88s, 2017                                                     31,313
.........................................................................................................................
            10,000   Colorado Interstate Gas Co. 144A
                     sr. notes 5.95s, 2015                                                                         9,859
.........................................................................................................................
            45,000   Consolidated Natural Gas Co.
                     sr. notes 5s, 2014                                                                           45,523
.........................................................................................................................
            35,000   Consumers Energy Co. 1st mtge.
                     5.65s, 2020                                                                                  36,629
.........................................................................................................................
            95,000   Consumers Energy Co. 1st mtge.
                     Ser. B, 5 3/8s, 2013                                                                         98,540
.........................................................................................................................
            40,000   Dayton Power & Light Co. (The) 1st
                     mtge. 5 1/8s, 2013                                                                           41,440
.........................................................................................................................
            25,000   Detroit Edison Co. 144A 1st mtge.
                     5.45s, 2035                                                                                  26,019
.........................................................................................................................
            75,000   DPL, Inc. sr. notes 6 7/8s, 2011                                                             81,000
.........................................................................................................................
            65,000   Duke Capital Corp.
                     sr. notes Ser. A, 6 1/4s, 2005                                                               65,041
.........................................................................................................................
            70,000   Dynegy Holdings, Inc. 144A sec.
                     notes 10 1/8s, 2013                                                                          79,100
.........................................................................................................................
            40,000   Dynegy-Roseton Danskamme company
                     guaranty Ser. B, 7.67s, 2016                                                                 38,400
.........................................................................................................................
           135,000   El Paso Corp. sr. notes Ser. MTN,
                     7.8s, 2031                                                                                  131,288
.........................................................................................................................
            65,000   Ferrellgas Partners LP/Ferrellgas
                     Partners Finance sr. notes 6 3/4s, 2014                                                      62,725
.........................................................................................................................
             5,000   FirstEnergy Corp. notes Ser. B,
                     6.45s, 2011                                                                                   5,463
.........................................................................................................................
            35,000   FirstEnergy Corp. notes Ser. C,
                     7 3/8s, 2031                                                                                 42,783
.........................................................................................................................
            35,000   Florida Power & Light Co. 1st mtge.
                     5.95s, 2033                                                                                  39,888
.........................................................................................................................
            25,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                 27,290
.........................................................................................................................
            25,000   Indianapolis Power & Light 144A 1st
                     mtge. 6.3s, 2013                                                                             27,214
.........................................................................................................................
            15,000   Kansas Gas & Electric 144A
                     bonds 5.647s, 2021                                                                           15,224
.........................................................................................................................
            30,000   Kinder Morgan, Inc. notes 5.15s, 2015                                                        30,340
.........................................................................................................................
            80,000   Kinder Morgan, Inc.
                     sr. notes 6 1/2s, 2012                                                                       88,188
.........................................................................................................................
           200,000   MidAmerican Energy Holdings Co.
                     sr. notes 4 5/8s, 2007                                                                      200,671
.........................................................................................................................
           120,000   Midwest Generation, LLC sec.
                     sr. notes 8 3/4s, 2034                                                                      134,400
.........................................................................................................................
            80,000   Monongahela Power Co. 1st mtge.
                     5s, 2006                                                                                     80,648
.........................................................................................................................
            30,000   National Fuel Gas Co. notes
                     5 1/4s, 2013                                                                                 30,834
.........................................................................................................................
            49,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                          55,125
.........................................................................................................................
            25,000   Nevada Power Co. 144A general ref.
                     mtge. 5 7/8s, 2015                                                                           25,125
.........................................................................................................................
            65,000   NiSource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                        74,690
.........................................................................................................................
           120,000   Northern States Power Co. 1st mtge.
                     Ser. B, 8s, 2012                                                                            145,884
.........................................................................................................................
           100,000   NRG Energy, Inc. 144A sr. sec.
                     notes 8s, 2013                                                                              105,500
.........................................................................................................................
            45,000   Oncor Electric Delivery Co. sec.
                     notes 7 1/4s, 2033                                                                           56,109
.........................................................................................................................
            60,000   Oncor Electric Delivery Co. sec.
                     notes 6 3/8s, 2012                                                                           65,750
.........................................................................................................................
            55,000   Pacific Gas & Electric Co. 1st
                     mtge. 6.05s, 2034                                                                            60,924
.........................................................................................................................
            30,000   Pacific Gas & Electric Co. 1st
                     mtge. 4.8s, 2014                                                                             30,227
.........................................................................................................................
            45,000   PacifiCorp Sinking Fund 1st mtge.
                     5.45s, 2013                                                                                  47,602
.........................................................................................................................
            40,000   Pepco Holdings, Inc. notes 5 1/2s, 2007                                                      40,887
.........................................................................................................................
            92,198   Power Receivable Finance, LLC 144A
                     sr. notes 6.29s, 2012                                                                        95,786
.........................................................................................................................
            30,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                                32,247
.........................................................................................................................
            25,000   Public Service Company of New
                     Mexico sr. notes 4.4s, 2008                                                                  24,985
.........................................................................................................................
            40,000   Public Service Electric & Gas Co.
                     1st mtge. FRN 6 3/8s, 2008                                                                   42,159
.........................................................................................................................
            45,000   Public Services Co. of Colorado
                     sr. notes Ser. A, 6 7/8s, 2009                                                               49,024
.........................................................................................................................
            35,000   Rochester Gas & Electric
                     notes 6 3/8s, 2033                                                                           41,548
.........................................................................................................................
            35,000   Sierra Pacific Resources
                     sr. notes 8 5/8s, 2014                                                                       38,675
.........................................................................................................................
            40,000   Southern California Edison Co. 1st
                     mtge. 6s, 2034                                                                               44,801
.........................................................................................................................
            35,000   Southern California Edison Co. 1st
                     mtge. 5s, 2016                                                                               35,823
.........................................................................................................................
            25,000   Southern California Edison Co. 1st
                     mtge. 5s, 2014                                                                               25,691
.........................................................................................................................
            30,000   Tampa Electric Co. notes 6 7/8s, 2012                                                        33,932
.........................................................................................................................
            85,000   Teco Energy, Inc. notes 7.2s, 2011                                                           92,225
.........................................................................................................................
             5,000   Teco Energy, Inc. 144A
                     sr. notes 6 3/4s, 2015                                                                        5,300
.........................................................................................................................
            10,000   Tennessee Gas Pipeline Co. unsecd.
                     notes 7 1/2s, 2017                                                                           11,077
.........................................................................................................................
            90,000   Texas Genco LLC/Texas Genco
                     Financing Corp. 144A
                     sr. notes 6 7/8s, 2014                                                                       94,725
.........................................................................................................................
            15,000   TGT Pipeline Co. 144A notes
                     5 1/2s, 2017                                                                                 15,585
.........................................................................................................................
            95,000   Utilicorp Canada Finance Corp.
                     company guaranty 7 3/4s, 2011
                     (Canada)                                                                                     97,850
.........................................................................................................................
            35,000   Westar Energy, Inc. 1st mtge.
                     5.1s, 2020                                                                                   34,912
.........................................................................................................................
           110,000   Williams Cos., Inc. (The)
                     notes 7 5/8s, 2019                                                                          123,750
.........................................................................................................................
            33,477   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (F) (NON)                                                  2,792
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,772,300
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $32,670,100)                                                                      $33,431,518
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $51,000   Amresco Commercial Mortgage Funding I
                     144A Ser. 97-C1, Class H, 7s, 2029                                                          $52,524
.........................................................................................................................
           450,765   Asset Securitization Corp.
                     Ser. 96-D3, Class A1C, 7.4s, 2026                                                           468,083
.........................................................................................................................
                     Banc of America Large Loan 144A
.........................................................................................................................
           103,000   FRB Ser. 02-FL2A, Class L1, 6.16s, 2014                                                     103,006
.........................................................................................................................
           100,000   FRB Ser. 05-BOCA, Class L, 4.92s, 2016                                                      100,352
.........................................................................................................................
         3,117,272   Ser. 03-BBA2, Class X1A, Interest
                     Only (IO), 0.718s, 2015                                                                       8,942
.........................................................................................................................
           129,000   Banc of America Structured Security
                     Trust 144A Ser. 02-X1, Class A3,
                     5.436s, 2033                                                                                133,426
.........................................................................................................................
                     Bayview Commercial Asset Trust 144A
.........................................................................................................................
            97,263   FRB Ser. 05-1A, Class A1, 3.614s, 2035                                                       97,263
.........................................................................................................................
           408,030   Ser. 05-1A, IO, 0.775s, 2035                                                                 32,850
.........................................................................................................................
           350,915   Ser. 04-3, IO, 0.775s, 2035                                                                  27,278
.........................................................................................................................
           612,094   Ser. 04-2, IO, 0.72s, 2034                                                                   49,326
.........................................................................................................................
                     Bear Stearns Commercial Mortgage
                     Securitization Corp. 144A
.........................................................................................................................
           100,000   Ser. 04-ESA, Class K, 5.716s, 2016                                                          100,000
.........................................................................................................................
           100,000   Ser. 04-HS2A, Class G, 4.616s, 2016                                                         100,000
.........................................................................................................................
            27,000   Chase Commercial Mortgage
                     Securities Corp. Ser. 00-3,
                     Class A2, 7.319s, 2032                                                                       30,309
.........................................................................................................................
                     Chase Commercial Mortgage
                     Securities Corp. 144A
.........................................................................................................................
           222,000   Ser. 98-1, Class F, 6.56s, 2030                                                             240,643
.........................................................................................................................
            56,000   Ser. 98-1, Class G, 6.56s, 2030                                                              61,336
.........................................................................................................................
            85,000   Ser. 98-1, Class H, 6.34s, 2030                                                              75,351
.........................................................................................................................
         5,460,000   Citigroup Commercial Mortgage Trust
                     144A Ser. 05-C3, Class XC, IO,
                     0.055s, 2043                                                                                 59,079
.........................................................................................................................
                     Commercial Mortgage
                     Acceptance Corp.
.........................................................................................................................
           186,000   Ser. 97-ML1, Class A3, 6.57s, 2030                                                          192,960
.........................................................................................................................
            55,574   Ser. 97-ML1, Class A2, 6.53s, 2030                                                           55,991
.........................................................................................................................
         2,726,006   Ser. 97-ML1, IO, 0.915s, 2017                                                                54,094
.........................................................................................................................
                     Commercial Mortgage
                     Acceptance Corp. 144A
.........................................................................................................................
            98,000   Ser. 98-C1, Class F, 6.23s, 2031                                                            105,356
.........................................................................................................................
            34,000   Ser. 98-C2, Class F, 5.44s, 2030                                                             34,966
.........................................................................................................................
                     Commercial Mortgage Pass-Through
                     Certificates 144A
.........................................................................................................................
           136,000   Ser. 01-FL4A, Class D, 4.07s, 2013                                                          136,000
.........................................................................................................................
            74,000   FRB Ser. 01-J2A, Class A2F, 3.736s, 2034                                                     75,001
.........................................................................................................................
         2,924,000   Ser. 05-LP5, Class XC, IO,
                     0.049s, 2043                                                                                 30,702
.........................................................................................................................
           133,000   Crown Castle Towers, LLC 144A
                     Ser. 05-1A, Class D, 5.612s, 2035                                                           133,036
.........................................................................................................................
            59,000   CS First Boston Mortgage
                     Securities Corp. Ser. 97-C2,
                     Class F, 7.46s, 2035                                                                         64,924
.........................................................................................................................
                     CS First Boston Mortgage
                     Securities Corp. 144A
.........................................................................................................................
            55,000   FRB Ser. 03-TF2A, Class L, 7.22s, 2014                                                       54,841
.........................................................................................................................
            50,000   FRB Ser. 04-TF2A, Class J, 4.17s, 2016                                                       50,000
.........................................................................................................................
            50,000   FRB Ser. 04-TF2A, Class H, 3.92s, 2019                                                       50,000
.........................................................................................................................
         3,159,000   Ser. 01-CK1, Class AY, IO, 0.904s, 2035                                                     115,995
.........................................................................................................................
         3,858,000   Ser. 05-C2, Class AX, IO, 0.078s, 2037                                                       60,814
.........................................................................................................................
         2,693,934   Deutsche Mortgage & Asset
                     Receiving Corp. Ser. 98-C1,
                     Class X, IO, 1.061s, 2031                                                                    61,245
.........................................................................................................................
                     DLJ Commercial Mortgage Corp.
.........................................................................................................................
           107,000   Ser. 00-CF1, Class A1B, 7.62s, 2033                                                         121,350
.........................................................................................................................
           130,000   Ser. 99-CG2, Class B4, 6.1s, 2032                                                           135,041
.........................................................................................................................
           100,000   DLJ Commercial Mortgage Corp. 144A
                     Ser. 99-CG2, Class B3, 6.1s, 2032                                                           104,030
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
           196,819   IFB Ser. 05-37, Class SU, 15.942s, 2035                                                     239,371
.........................................................................................................................
           130,652   IFB Ser. 04-10, Class QC, 15.342s, 2031                                                     149,076
.........................................................................................................................
           100,000   IFB Ser. 05-57, Class CD, 13.388s, 2035                                                     115,437
.........................................................................................................................
           238,159   IFB Ser. 05-45, Class DA, 12.267s, 2035                                                     275,078
.........................................................................................................................
            99,233   IFB Ser. 05-45, Class DC, 12.157s, 2035                                                     114,172
.........................................................................................................................
             6,626   IFB Ser. 02-36, Class SJ, 11.839s, 2029                                                       6,851
.........................................................................................................................
           140,000   IFB Ser. 05-57, Class DC, 11.733s, 2034                                                     159,392
.........................................................................................................................
           108,215   IFB Ser. 05-45, Class PC, 10.307s, 2034                                                     120,669
.........................................................................................................................
           239,593   IFB Ser. 04-79, Class SA, 10.713s, 2032                                                     258,817
.........................................................................................................................
            86,227   Ser. 04-T3, Class PT1, 9.89s, 2044                                                           95,351
.........................................................................................................................
           101,616   IFB Ser. 03-87, Class SP, 9.585s, 2032                                                      102,585
.........................................................................................................................
            19,117   Ser. 02-T12, Class A4, 9 1/2s, 2042                                                          20,804
.........................................................................................................................
            71,986   Ser. 02-T4, Class A4, 9 1/2s, 2041                                                           78,178
.........................................................................................................................
            38,952   Ser. 02-T6, Class A3, 9 1/2s, 2041                                                           42,232
.........................................................................................................................
            57,479   Ser. 03-W6, Class PT1, 9.43s, 2042                                                           62,675
.........................................................................................................................
           100,000   IFB Ser. 05-59, Class DQ, 9.15s, 2035                                                       103,938
.........................................................................................................................
           100,000   IFB Ser. 05-57, Class MN, 8.877s, 2035                                                      106,415
.........................................................................................................................
            46,330   Ser. 02-26, Class A2, 7 1/2s, 2048                                                           49,577
.........................................................................................................................
           206,134   Ser. 05-W1, Class 1A4, 7 1/2s, 2044                                                         221,128
.........................................................................................................................
            51,869   Ser. 04-W12, Class 1A4, 7 1/2s, 2044                                                         55,647
.........................................................................................................................
            23,825   Ser. 04-W14, Class 2A, 7 1/2s, 2044                                                          25,590
.........................................................................................................................
           229,854   Ser. 04-W8, Class 3A, 7 1/2s, 2044                                                          246,804
.........................................................................................................................
            72,169   Ser. 04-W11, Class 1A4, 7 1/2s, 2044                                                         77,451
.........................................................................................................................
             5,957   Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                                           6,390
.........................................................................................................................
            69,159   Ser. 04-T2, Class 1A4, 7 1/2s, 2043                                                          74,355
.........................................................................................................................
            23,303   Ser. 03-W4, Class 4A, 7 1/2s, 2042                                                           24,873
.........................................................................................................................
            91,297   Ser. 02-T18, Class A4, 7 1/2s, 2042                                                          97,712
.........................................................................................................................
            95,642   Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                         102,363
.........................................................................................................................
           347,954   Ser. 02-T16, Class A3, 7 1/2s, 2042                                                         372,338
.........................................................................................................................
           192,031   Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                         205,626
.........................................................................................................................
           159,286   Ser. 02-W6, Class 2A, 7 1/2s, 2042                                                          170,193
.........................................................................................................................
            46,420   Ser. 02-T12, Class A3, 7 1/2s, 2042                                                          49,600
.........................................................................................................................
           249,201   Ser. 02-W4, Class A5, 7 1/2s, 2042                                                          266,440
.........................................................................................................................
            77,041   Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                           81,883
.........................................................................................................................
           240,903   Ser. 02-14, Class A2, 7 1/2s, 2042                                                          257,429
.........................................................................................................................
           181,939   Ser. 02-T4, Class A3, 7 1/2s, 2041                                                          194,053
.........................................................................................................................
           446,124   Ser. 02-T6, Class A2, 7 1/2s, 2041                                                          475,289
.........................................................................................................................
            61,334   Ser. 01-T12, Class A2, 7 1/2s, 2041                                                          65,432
.........................................................................................................................
           543,726   Ser. 01-T8, Class A1, 7 1/2s, 2041                                                          578,851
.........................................................................................................................
           106,711   Ser. 01-T7, Class A1, 7 1/2s, 2041                                                          113,499
.........................................................................................................................
            13,236   Ser. 01-T3, Class A1, 7 1/2s, 2040                                                           14,086
.........................................................................................................................
            26,673   Ser. 01-T1, Class A1, 7 1/2s, 2040                                                           28,455
.........................................................................................................................
             8,013   Ser. 99-T2, Class A1, 7 1/2s, 2039                                                            8,569
.........................................................................................................................
            41,919   Ser. 03-W10, Class 1A1, 7 1/2s, 2032                                                         44,760
.........................................................................................................................
            78,455   Ser. 02-T1, Class A3, 7 1/2s, 2031                                                           83,744
.........................................................................................................................
            39,473   Ser. 02-W7, Class A5, 7 1/2s, 2029                                                           42,226
.........................................................................................................................
            20,540   Ser. 01-T4, Class A1, 7 1/2s, 2028                                                           22,069
.........................................................................................................................
           282,157   Ser. 02-W3, Class A5, 7 1/2s, 2028                                                          301,513
.........................................................................................................................
           187,450   Ser. 05-45, Class OX, IO, 7s, 2035                                                           29,917
.........................................................................................................................
           455,601   Ser. 04-W1, Class 2A2, 7s, 2033                                                             483,649
.........................................................................................................................
            60,890   Ser. 03-14, Class AI, IO, 7s, 2033                                                            9,834
.........................................................................................................................
            86,529   IFB Ser. 02-97, Class TW, IO,
                     6 1/2s, 2031                                                                                 13,140
.........................................................................................................................
            34,508   Ser. 318, Class 2, IO, 6s, 2032                                                               5,688
.........................................................................................................................
           350,268   Ser. 03-31, Class IM, IO, 5 3/4s, 2032                                                       32,673
.........................................................................................................................
         1,389,441   Ser. 350, Class 2, IO, 5 1/2s, 2034                                                         239,017
.........................................................................................................................
           225,469   Ser. 03-71, Class IE, IO, 5 1/2s, 2033                                                       36,957
.........................................................................................................................
         2,288,923   Ser. 338, Class 2, IO, 5 1/2s, 2033                                                         402,279
.........................................................................................................................
         2,506,119   Ser. 333, Class 2, IO, 5 1/2s, 2033                                                         441,593
.........................................................................................................................
         2,950,188   Ser. 329, Class 2, IO, 5 1/2s, 2033                                                         517,197
.........................................................................................................................
           328,358   Ser. 331, Class 1, IO, 5 1/2s, 2032                                                          51,819
.........................................................................................................................
           346,538   Ser. 03-26, Class OI, IO, 5 1/2s, 2032                                                       44,312
.........................................................................................................................
           169,022   Ser. 03-14, Class XI, IO, 5 1/4s, 2033                                                       20,090
.........................................................................................................................
           162,672   Ser. 03-14, Class TI, IO, 5s, 2033                                                           18,175
.........................................................................................................................
           147,894   Ser. 03-24, Class UI, IO, 5s, 2031                                                           17,923
.........................................................................................................................
           256,667   IFB Ser. 02-89, Class S, IO, 4.886s, 2033                                                    23,421
.........................................................................................................................
            14,356   IFB Ser. 02-36, Class QH, IO,
                     4.736s, 2029                                                                                    422
.........................................................................................................................
           264,025   Ser. 343, Class 25, IO, 4 1/2s, 2018                                                         36,102
.........................................................................................................................
            89,424   IFB Ser. 02-92, Class SB, IO,
                     4.036s, 2030                                                                                  5,792
.........................................................................................................................
            81,317   IFB Ser. 97-44, Class SN, IO,
                     3.89s, 2023                                                                                   7,007
.........................................................................................................................
           186,571   IFB Ser. 05-52, Class DC, IO,
                     3.886s, 2035                                                                                 14,348
.........................................................................................................................
           283,940   IFB Ser. 04-24, Class CS, IO,
                     3.836s, 2034                                                                                 26,264
.........................................................................................................................
           438,138   IFB Ser. 03-122, Class SA, IO,
                     3.786s, 2028                                                                                 28,855
.........................................................................................................................
           465,966   IFB Ser. 03-122, Class SJ, IO,
                     3.786s, 2028                                                                                 30,366
.........................................................................................................................
         1,869,000   Ser. 05-65, Class KI, IO, 3.76s, 2035                                                       115,160
.........................................................................................................................
           772,093   IFB Ser. 04-64, Class SW, IO,
                     3.736s, 2034                                                                                 50,186
.........................................................................................................................
           386,758   IFB Ser. 04-65, Class ST, IO,
                     3.736s, 2034                                                                                 25,139
.........................................................................................................................
           540,971   IFB Ser. 04-60, Class SW, IO,
                     3.736s, 2034                                                                                 49,364
.........................................................................................................................
           257,000   IFB Ser. 05-62, Class FS, IO,
                     3.66s, 2034                                                                                  20,360
.........................................................................................................................
           690,000   IFB Ser. 05-57, Class DI, IO,
                     3.61s, 2035                                                                                  56,592
.........................................................................................................................
           310,000   IFB Ser. 05-57, Class CI, IO,
                     3.57s, 2035                                                                                  20,696
.........................................................................................................................
           102,433   IFB Ser. 05-42, Class PQ, IO,
                     3.486s, 2035                                                                                  9,377
.........................................................................................................................
           458,495   IFB Ser. 05-42, Class SA, IO,
                     3.486s, 2035                                                                                 34,540
.........................................................................................................................
           282,512   IFB Ser. 05-29, Class SD, IO,
                     3.436s, 2035                                                                                 21,762
.........................................................................................................................
           207,243   IFB Ser. 05-17, Class ES, IO,
                     3.436s, 2035                                                                                 21,631
.........................................................................................................................
            98,309   IFB Ser. 05-17, Class SY, IO,
                     3.436s, 2035                                                                                  9,769
.........................................................................................................................
         1,389,185   IFB Ser. 05-45, Class EW, IO, 3.406s,
                     2035                                                                                         80,788
.........................................................................................................................
           889,041   IFB Ser. 05-45, Class SR, IO, 3.406s,
                     2035                                                                                         48,824
.........................................................................................................................
           615,846   IFB Ser. 05-54, Class SA, IO,
                     3.386s, 2035                                                                                 35,411
.........................................................................................................................
           356,333   IFB Ser. 05-23, Class SG, IO,
                     3.386s, 2035                                                                                 27,727
.........................................................................................................................
           456,174   IFB Ser. 05-29, Class SX, IO,
                     3.386s, 2035                                                                                 30,649
.........................................................................................................................
           317,410   IFB Ser. 05-17, Class SA, IO,
                     3.386s, 2035                                                                                 26,583
.........................................................................................................................
           349,870   IFB Ser. 05-17, Class SE, IO,
                     3.386s, 2035                                                                                 27,607
.........................................................................................................................
           594,099   IFB Ser. 04-38, Class SI, IO,
                     3.256s, 2033                                                                                 30,904
.........................................................................................................................
           286,837   IFB Ser. 04-72, Class SB, IO,
                     3.186s, 2034                                                                                 14,342
.........................................................................................................................
           216,000   IFB Ser. 05-58, Class IK, IO,
                     2.81s, 2035                                                                                  10,733
.........................................................................................................................
           962,427   Ser. 03-W12, Class 2, IO, 2.216s, 2043                                                       46,598
.........................................................................................................................
         2,030,716   Ser. 03-W10, Class 1, IO, 1.975s, 2043                                                       92,017
.........................................................................................................................
           567,829   Ser. 03-W10, Class 3, IO, 1.942s, 2043                                                       26,440
.........................................................................................................................
         2,009,686   Ser. 03-W8, Class 12, IO, 1.64s, 2042                                                        76,921
.........................................................................................................................
           677,126   Ser. 03-W17, Class 12, IO, 1.156s, 2033                                                      19,248
.........................................................................................................................
         2,783,952   Ser. 03-T2, Class 2, IO, 0.928s, 2042                                                        50,125
.........................................................................................................................
           653,045   Ser. 03-W6, Class 51, IO, 0.682s, 2042                                                        9,416
.........................................................................................................................
         1,019,752   Ser. 03-W8, Class 11, IO, 0.66s, 2042                                                           789
.........................................................................................................................
           648,070   Ser. 01-T12, Class IO, 0.57s, 2041                                                            7,326
.........................................................................................................................
         1,042,232   Ser. 01-50, Class B1, IO, 0.471s, 2041                                                        9,342
.........................................................................................................................
         5,077,915   Ser. 03-W2, Class 1, IO, 0.47s, 2042                                                         47,167
.........................................................................................................................
         3,357,224   Ser. 02-T4, IO, 0.45s, 2041                                                                  28,753
.........................................................................................................................
           626,048   Ser. 02-T1, Class IO, IO, 0.419s, 2031                                                        5,275
.........................................................................................................................
           925,734   Ser. 03-W6, Class 3, IO, 0.365s, 2042                                                         7,296
.........................................................................................................................
           979,298   Ser. 03-W6, Class 23, IO, 0.352s, 2042                                                        7,188
.........................................................................................................................
         2,442,581   Ser. 01-79, Class BI, IO, 0.344s, 2045                                                       18,511
.........................................................................................................................
           878,232   Ser. 354, Class 1, Principal Only
                     (PO), zero %, 2034                                                                          735,836
.........................................................................................................................
         1,046,211   Ser. 352, Class 1, PO, zero %, 2034                                                         876,291
.........................................................................................................................
         1,303,036   Ser. 353, Class 1, PO, zero %, 2034                                                       1,036,950
.........................................................................................................................
           208,000   FRB Ser. 05-57, Class UL,
                     zero %, 2035                                                                                209,864
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
            19,810   Ser. T-42, Class A6, 9 1/2s, 2042                                                            21,542
.........................................................................................................................
           370,328   Ser. T-60, Class 1A3, 7 1/2s, 2044                                                          396,078
.........................................................................................................................
           196,330   Ser. T-59, Class 1A3, 7 1/2s, 2043                                                          210,947
.........................................................................................................................
            63,973   Ser. T-58, Class 4A, 7 1/2s, 2043                                                            68,317
.........................................................................................................................
           260,655   Ser. T-57, Class 1A3, 7 1/2s, 2043                                                          279,227
.........................................................................................................................
           143,143   Ser. T-51, Class 2A, 7 1/2s, 2042                                                           152,483
.........................................................................................................................
            46,338   Ser. T-42, Class A5, 7 1/2s, 2042                                                            49,487
.........................................................................................................................
            36,427   Ser. T-41, Class 3A, 7 1/2s, 2032                                                            38,814
.........................................................................................................................
           777,741   Ser. T-56, Class A, IO, 1.014s, 2043                                                         10,694
.........................................................................................................................
           837,166   Ser. T-56, Class 3, IO, 0.354s, 2043                                                          7,848
.........................................................................................................................
           994,558   Ser. T-56, Class 1, IO, 0.284s, 2043                                                          7,148
.........................................................................................................................
           955,135   Ser. T-56, Class 2, IO, 0.038s, 2043                                                          2,089
.........................................................................................................................
           232,425   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                            265,754
.........................................................................................................................
         1,610,544   First Union National Bank-Bank
                     of America Commercial Mortgage 144A
                     Ser. 01-C1, Class 3, IO, 2s, 2033                                                           123,935
.........................................................................................................................
           131,000   First Union-Lehman Brothers
                     Commercial Mortgage Trust II
                     Ser. 97-C2, Class F, 7 1/2s, 2029                                                           154,860
.........................................................................................................................
            66,000   First Union-Lehman Brothers-Bank
                     of America 144A Ser. 98-C2,
                     Class G, 7s, 2035                                                                            75,141
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
           250,779   IFB Ser. 2763, Class SC, 15.72s, 2032                                                       285,646
.........................................................................................................................
           127,000   IFB Ser. 2990, Class DP, 12.943s, 2035                                                      141,970
.........................................................................................................................
           128,000   IFB Ser. 2990, Class SL, 12.687s, 2034                                                      146,668
.........................................................................................................................
            99,786   IFB Ser. 2976, Class LC, 12.613s, 2035                                                      114,375
.........................................................................................................................
           142,694   IFB Ser. 2976, Class KL, 12.577s, 2035                                                      163,097
.........................................................................................................................
           152,000   IFB Ser. 2990, Class LB, 9.048s, 2035                                                       155,657
.........................................................................................................................
           101,000   IFB Ser. 2990, Class WP, 8.72s, 2035                                                        104,906
.........................................................................................................................
           200,000   IFB Ser. 2945, Class SA, 6.498s, 2020                                                       201,472
.........................................................................................................................
           293,404   Ser. 2778, Class TI, IO, 6s, 2033                                                            45,523
.........................................................................................................................
           102,977   Ser. 224, IO, 6s, 2033                                                                       16,476
.........................................................................................................................
           711,958   Ser. 226, IO, 5 1/2s, 2034                                                                  128,106
.........................................................................................................................
           287,049   Ser. 223, IO, 5 1/2s, 2032                                                                   47,900
.........................................................................................................................
           100,000   Ser. 2581, Class IH, IO, 5 1/2s, 2031                                                        22,307
.........................................................................................................................
           259,353   IFB Ser. 2927, Class SI, IO, 5.28s, 2035                                                     36,618
.........................................................................................................................
            53,560   IFB Ser. 2538, Class SH, IO, 4.33s, 2032                                                      4,106
.........................................................................................................................
           268,410   IFB Ser. 2828, Class GI, IO, 4.28s, 2034                                                     33,836
.........................................................................................................................
           107,366   IFB Ser. 2802, Class SM, IO, 4.13s, 2032                                                      7,024
.........................................................................................................................
           155,472   IFB Ser. 2869, Class SH, IO, 4.08s, 2034                                                     13,882
.........................................................................................................................
           702,909   IFB Ser. 2869, Class JS, IO, 4.03s, 2034                                                     61,750
.........................................................................................................................
           139,690   IFB Ser. 2882, Class SL, IO, 3.98s, 2034                                                     14,222
.........................................................................................................................
           143,594   IFB Ser. 2682, Class TQ, IO, 3.83s, 2033                                                      9,872
.........................................................................................................................
           268,408   IFB Ser. 2815, Class PT, IO, 3.83s, 2032                                                     24,538
.........................................................................................................................
           407,529   IFB Ser. 2594, Class OS, IO, 3.83s, 2032                                                     24,643
.........................................................................................................................
           238,000   IFB Ser. 2990, Class LI, IO, 3.54s, 2035                                                     18,968
.........................................................................................................................
           486,523   IFB Ser. 2922, Class SE, IO, 3.53s, 2035                                                     28,608
.........................................................................................................................
           693,673   IFB Ser. 2924, Class SA, IO, 3.48s, 2035                                                     40,753
.........................................................................................................................
           207,712   IFB Ser. 2927, Class ES, IO, 3.48s, 2035                                                     17,120
.........................................................................................................................
           285,105   IFB Ser. 2950, Class SM, IO, 3.48s, 2016                                                     23,878
.........................................................................................................................
           814,747   IFB Ser. 2962, Class BS, IO, 3.43s, 2035                                                     51,207
.........................................................................................................................
            96,009   IFB Ser. 2863, Class SX, IO, 3.28s, 2031                                                      5,400
.........................................................................................................................
         1,686,381   Ser. 228, PO, zero %, 2035                                                                1,452,463
.........................................................................................................................
            78,055   Ser. 2696, PO, zero %, 2033                                                                  64,779
.........................................................................................................................
         4,670,000   GE Capital Commercial
                     Mortgage Corp. 144A Ser. 05-C2,
                     Class XC, IO, 0.044s, 2043                                                                   41,269
.........................................................................................................................
            39,717   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 5.47s, 2014                                                                        39,754
.........................................................................................................................
                     GMAC Commercial Mortgage
                     Securities, Inc.
.........................................................................................................................
            44,000   Ser. 99-C3, Class F, 8.032s, 2036                                                            46,597
.........................................................................................................................
           277,000   Ser. 03-C2, Class A2, 5.446s, 2040                                                          294,486
.........................................................................................................................
            64,000   Ser. 04-C2, Class A4, 5.301s, 2038                                                           67,372
.........................................................................................................................
         4,829,000   Ser. 05-C1, Class X1, IO,
                     0.095s, 2043                                                                                 89,978
.........................................................................................................................
                     GMAC Commercial Mortgage
                     Securities, Inc. 144A
.........................................................................................................................
            77,845   Ser. 99-C3, Class G, 6.974s, 2036                                                            63,010
.........................................................................................................................
            18,116   FRN Ser. 02-FL1A, Class D, 5.96s, 2014                                                       18,200
.........................................................................................................................
                     Government National Mortgage
                     Association
.........................................................................................................................
           169,816   IFB Ser. 05-7, Class JM, 9.548s, 2034                                                       183,709
.........................................................................................................................
           207,841   Ser. 05-13, Class PI, IO, 5 1/2s, 2033                                                       29,673
.........................................................................................................................
           183,282   Ser. 05-13, Class MI, IO, 5 1/2s, 2032                                                       23,657
.........................................................................................................................
           357,457   IFB Ser. 04-86, Class SW, IO,
                     3.49s, 2034                                                                                  22,499
.........................................................................................................................
           829,925   IFB Ser. 05-28, Class SA, IO,
                     2.94s, 2035                                                                                  34,883
.........................................................................................................................
           325,233   IFB Ser. 04-11, Class SA, IO,
                     2.24s, 2034                                                                                  12,532
.........................................................................................................................
                     GS Mortgage Securities Corp. II 144A
.........................................................................................................................
            26,000   FRB Ser. 03-FL6A, Class L, 6.47s, 2015                                                       26,146
.........................................................................................................................
         4,972,000   Ser. 05-GG4, Class XC, IO, 0.107s, 2039                                                     100,932
.........................................................................................................................
                     JPMorgan Chase Commercial Mortgage
                     Securities Corp. 144A
.........................................................................................................................
         7,213,000   Ser. 05-LDP2, Class X1, IO,
                     0.048s, 2042                                                                                121,121
.........................................................................................................................
         1,792,261   Ser. 05-LDP1, Class X1, IO,
                     0.038s, 2046                                                                                 17,376
.........................................................................................................................
                     LB Commercial Conduit Mortgage
                     Trust 144A
.........................................................................................................................
            35,110   Ser. 99-C1, Class F, 6.41s, 2031                                                             37,022
.........................................................................................................................
            37,135   Ser. 99-C1, Class G, 6.41s, 2031                                                             36,189
.........................................................................................................................
            50,000   Ser. 98-C4, Class H, 5.6s, 2035                                                              48,576
.........................................................................................................................
                     LB-UBS Commercial Mortgage Trust 144A
.........................................................................................................................
         2,714,000   Ser. 05-C3, Class XCL, IO, 0.133s, 2040                                                      60,080
.........................................................................................................................
         2,675,000   Ser. 05-C2, Class XCL, IO, 0.111s, 2040                                                      30,761
.........................................................................................................................
                     Lehman Brothers Floating Rate
                     Commercial Mortgage Trust 144A
.........................................................................................................................
            83,000   FRB Ser. 03-LLFA, Class L, 6.966s, 2014                                                      80,585
.........................................................................................................................
            52,000   FRB Ser. 04-LLFA, Class H, 4.17s, 2017                                                       52,198
.........................................................................................................................
            32,589   FRB Ser. 03-C4, Class A, 3.81s, 2015                                                         32,599
.........................................................................................................................
            31,000   Merrill Lynch Mortgage
                     Investors, Inc. Ser. 98-C3,
                     Class E, 7.139s, 2030                                                                        34,869
.........................................................................................................................
         3,312,000   Merrill Lynch Mortgage Trust
                     Ser. 05-MCP1, Class XC, 0.049s, 2043                                                         44,820
.........................................................................................................................
           121,909   Mezz Cap Commercial Mortgage Trust
                     144A Ser. 04-C2, Class X, IO, 6s,  2040                                                      46,949
.........................................................................................................................
                     Morgan Stanley Capital I 144A
.........................................................................................................................
            28,000   Ser. 98-HF1, Class F, 7.18s, 2030                                                            29,774
.........................................................................................................................
           100,000   Ser. 04-RR, Class F5, 6s, 2039                                                               87,466
.........................................................................................................................
           100,000   Ser. 04-RR, Class F6, 6s, 2039                                                               84,459
.........................................................................................................................
         3,446,483   Ser. 05-HQ5, Class X1, IO,
                     0.047s, 2042                                                                                 29,214
.........................................................................................................................
            49,000   Mortgage Capital Funding, Inc. FRB
                     Ser. 98-MC2, Class E, 7.263s, 2030                                                           52,581
.........................................................................................................................
           265,000   Nomura Asset Securities Corp.
                     Ser. 96-MD5, Class A1C, 7.12s, 2039                                                         270,510
.........................................................................................................................
                     PNC Mortgage Acceptance Corp. 144A
.........................................................................................................................
           187,000   Ser. 99-CM1, Class B3, 7.1s, 2032                                                           201,980
.........................................................................................................................
            49,000   Ser. 00-C2, Class J, 6.22s, 2033                                                             50,338
.........................................................................................................................
                     Pure Mortgages 144A
.........................................................................................................................
           151,000   FRB Ser. 04-1A, Class F, 6.82s,
                     2034 (Ireland)                                                                              151,000
.........................................................................................................................
           101,000   Ser. 04-1A, Class E, 4.57s, 2034
                     (Ireland)                                                                                   101,000
.........................................................................................................................
           355,526   Salomon Brothers Mortgage
                     Securities VII 144A Ser. 03-CDCA,
                     Class X3CD, IO, 1.06s, 2015                                                                   6,059
.........................................................................................................................
           327,000   Wachovia Bank Commercial Mortgage
                     Trust Ser. 05-C17, Class A4,
                     5.083s, 2042                                                                                337,869
.........................................................................................................................
         3,855,000   Wachovia Bank Commercial Mortgage
                     Trust 144A Ser. 05-C18, Class XC,
                     IO, 0.055s, 2042                                                                             40,959
.........................................................................................................................
            10,000   Washington Mutual Asset
                     Securities Corp. 144A Ser. 05-C1A,
                     Class G, 5.72s, 2036                                                                         10,203
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage
                     Obligations (cost $25,688,229)                                                          $24,964,825
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
           $99,000   Adjustable Rate Mortgage Trust
                     Ser. 05-7, Class 1A1, 4.981s, 2035                                                          $99,743
.........................................................................................................................
           133,881   Aames Mortgage Investment Trust FRN
                     Ser. 04-1, Class 2A1, 3.654s, 2034                                                          133,881
.........................................................................................................................
           184,500   Aames Mortgage Trust Ser. 03-1,
                     Class A, IO, 6s, 2005                                                                         3,515
.........................................................................................................................
             7,458   Aames Mortgage Trust 144A
                     Ser. 03-1N, Class A, 7 1/2s, 2033                                                             7,451
.........................................................................................................................
            94,871   ABFS Mortgage Loan Trust Ser. 03-1,
                     Class A, IO, 4s, 2005                                                                           816
.........................................................................................................................
           145,015   ABSC NIMS Trust 144A Ser. 05-HE2,
                     Class A1, 4 1/2s, 2035
                     (Cayman Islands)                                                                            144,543
.........................................................................................................................
           285,000   Ace Securities Corp. Ser. 03-FM1,
                     Class A, IO, 3 1/2s, 2005                                                                     3,164
.........................................................................................................................
                     Aegis Asset Backed Securities Trust 144A
.........................................................................................................................
            15,993   Ser. 04-2N, Class N1, 4 1/2s, 2034                                                           15,961
.........................................................................................................................
            29,064   Ser. 04-4N, Class Note, 5s, 2034                                                             29,064
.........................................................................................................................
            22,836   Ser. 04-5N, Class Note, 5s, 2034                                                             22,815
.........................................................................................................................
            33,974   Ser. 04-6N, Class Note, 4 3/4s, 2035                                                         33,788
.........................................................................................................................
           238,245   AFC Home Equity Loan Trust
                     Ser. 99-2, Class 1A, 3.724s, 2029                                                           238,245
.........................................................................................................................
           305,875   American Express Credit Account
                     Master Trust 144A Ser. 04-C,
                     Class C, 3.72s, 2012                                                                        305,923
.........................................................................................................................
                     American Home Mortgage
                     Investment Trust
.........................................................................................................................
           291,521   FRB Ser. 04-3, Class 2A, 3.59s, 2034                                                        289,117
.........................................................................................................................
           194,578   FRB Ser. 05-1, Class 5A1, 5.001s, 2045                                                      196,128
.........................................................................................................................
           112,139   FRB Ser. 04-3, Class 3A, 3.71s, 2034                                                        111,327
.........................................................................................................................
           100,000   Americredit Automobile Receivables
                     Trust 144A Ser. 05-1, Class E,
                     5.82s, 2012                                                                                 100,270
.........................................................................................................................
                     Ameriquest Finance NIM Trust 144A
.........................................................................................................................
            25,285   Ser. 04-IAN, Class 1A, 5.437s, 2034
                     (Cayman Islands)                                                                             25,285
.........................................................................................................................
            40,939   Ser. 04-RN9, Class N1, 4.8s, 2034
                     (Cayman Islands)                                                                             40,939
.........................................................................................................................
                     Ameriquest Mortgage
                     Securities, Inc.
.........................................................................................................................
           223,945   Ser. 03-12, Class S, IO, 5s, 2006                                                             6,998
.........................................................................................................................
           712,553   Ser. 03-3, Class S, IO, 5s, 2005                                                              5,400
.........................................................................................................................
           306,004   Ser. 03-8, Class S, IO, 5s, 2006                                                              5,722
.........................................................................................................................
                     Argent NIM Trust 144A
.........................................................................................................................
               722   Ser. 03-N8, Class A, 5.56s, 2034
                     (Cayman Islands)                                                                                722
.........................................................................................................................
             5,743   Ser. 04-WN4, Class A, 4.459s, 2034
                     (Cayman Islands)                                                                              5,726
.........................................................................................................................
            15,455   Ser. 04-WN9, Class A, 5.19s, 2034
                     (Cayman Islands)                                                                             15,447
.........................................................................................................................
                     Asset Backed Funding Corp. NIM
                     Trust 144A
.........................................................................................................................
             1,572   Ser. 03-OPT1, Class Note, 6.9s, 2033                                                          1,572
.........................................................................................................................
            11,920   Ser. 03-WMC1, Class Note, 6.9s, 2033                                                         11,938
.........................................................................................................................
                     Asset Backed Funding Corp. NIM
                     Trust 144A
.........................................................................................................................
            15,678   Ser. 04-0PT1, Class N1, 4.55s, 2033
                     (Cayman Islands)                                                                             15,580
.........................................................................................................................
            31,797   Ser. 04-0PT5, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                             31,797
.........................................................................................................................
            34,943   Ser. 04-AHL1, Class Note, 5.6s, 2033                                                         34,942
.........................................................................................................................
            25,982   Ser. 04-FF1, Class N1, 5s, 2034
                     (Cayman Islands)                                                                             26,016
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust FRB
.........................................................................................................................
             9,344   Ser. 04-HE1, Class A3, 3.62s, 2034                                                            9,352
.........................................................................................................................
            53,480   Ser. 04-HE9, Class A2, 3.684s, 2034                                                          53,567
.........................................................................................................................
            63,471   Ser. 05-HE1, Class A3, 3.604s, 2035                                                          63,471
.........................................................................................................................
            19,731   Banc of America Funding Corp. 144A
                     Ser. 04-NIM1, Class Note, 6s, 2034                                                           19,731
.........................................................................................................................
            60,000   Bank One Issuance Trust FRB
                     Ser. 03-C4, Class C4, 4 1/4s, 2011                                                           61,153
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
           268,751   Ser. 04-B, Class A1, 3.82s, 2039                                                            268,751
.........................................................................................................................
         1,092,399   Ser. 04-D, Class A, IO, 3 1/2s, 2007                                                         45,512
.........................................................................................................................
           982,674   Ser. 05-B, Class A, IO, 2.791s, 2039                                                         36,096
.........................................................................................................................
           250,000   FRB Ser. 03-G, Class A1, 3.92s, 2039                                                        250,000
.........................................................................................................................
           139,092   FRN Ser. 03-F, Class A, 3.82s, 2043                                                         139,480
.........................................................................................................................
           203,065   FRN Ser. 04-D, Class A, 3.71s, 2044                                                         203,065
.........................................................................................................................
         1,084,560   Bayview Financial Asset Trust
                     Ser. 03-X, Class A, IO, 0.62s, 2006                                                          18,356
.........................................................................................................................
                     Bayview Financial Asset Trust 144A
.........................................................................................................................
         2,941,841   Ser. 03-Z, Class AIO1, IO, 0.426s, 2005                                                       3,817
.........................................................................................................................
            58,743   FRB Ser. 03-SSRA, Class A, 4.014s, 2038                                                      59,084
.........................................................................................................................
            58,743   FRB Ser. 03-SSRA, Class M, 4.664s, 2038                                                      59,383
.........................................................................................................................
            82,842   FRB Ser. 04-SSRA, Class A1, 3.914s, 2039                                                     83,198
.........................................................................................................................
                     Bear Stearns Alternate Trust
.........................................................................................................................
           203,874   Ser. 04-11, Class 2A2, 4.955s, 2034                                                         205,198
.........................................................................................................................
           419,303   Ser. 04-12, Class 2A2, 5.069s, 2035                                                         422,910
.........................................................................................................................
            68,094   Ser. 04-9, Class 1A1, 5.065s, 2034                                                           68,629
.........................................................................................................................
            78,580   Ser. 05-2, Class 2A2A, 4.914s, 2035                                                          79,014
.........................................................................................................................
           146,767   Ser. 05-3, Class 2A1, 5.064s, 2035                                                          148,079
.........................................................................................................................
           381,453   Ser. 05-4, Class 22A2, 5.27s, 2035                                                          386,213
.........................................................................................................................
           245,981   Ser. 05-5, Class 21A1, 4.697s, 2035                                                         246,827
.........................................................................................................................
                     Bear Stearns Asset Backed
                     Securities NIM Trust 144A
.........................................................................................................................
            31,189   Ser. 04-FR1, Class A1, 5s, 2034
                     (Cayman Islands)                                                                             31,189
.........................................................................................................................
            33,970   Ser. 04-HE10, Class A1, 4 1/4s,
                     2034 (Cayman Islands)                                                                        33,795
.........................................................................................................................
            24,698   Ser. 04-HE6, Class A1, 5 1/4s, 2034
                     (Cayman Islands)                                                                             24,698
.........................................................................................................................
            23,141   Ser. 04-HE7N, Class A1, 5 1/4s, 2034                                                         23,141
.........................................................................................................................
            24,557   Ser. 04-HE8N, Class A1, 5s, 2034                                                             24,534
.........................................................................................................................
                     Bear Stearns Asset Backed
                     Securities, Inc.
.........................................................................................................................
         1,083,000   Ser. 03-1, Class A, IO, 5s, 2005                                                              4,479
.........................................................................................................................
           454,800   Ser. 03-AC3, Class A, IO, 5s, 2005                                                            9,328
.........................................................................................................................
           407,200   Ser. 03-AC4, Class A, IO, 5s, 2006                                                            9,155
.........................................................................................................................
           141,128   FRB Ser. 03-1, Class A1, 3.814s, 2042                                                       141,128
.........................................................................................................................
            88,000   FRB Ser. 03-3, Class A2, 3.904s, 2043                                                        88,385
.........................................................................................................................
            13,000   Capital One Multi-Asset Execution
                     Trust FRB Ser. 02-C1, Class C1,
                     5.97s, 2010                                                                                  13,664
.........................................................................................................................
            23,014   CARMAX Auto Owner Trust Ser. 04-2,
                     Class D, 3.67s, 2011                                                                         22,787
.........................................................................................................................
            66,594   CARSSX Finance, Ltd. 144A FRB
                     Ser. 04-AA, Class B4, 8.72s, 2011
                     (Cayman Islands)                                                                             67,536
.........................................................................................................................
           152,520   CDC Mortgage Capital Trust
                     Ser. 02-HE2, Class A, IO, 5 1/4s, 2005                                                          553
.........................................................................................................................
           140,000   CDO Repackaging Trust Series 144A
                     FRB Ser. 03-2, Class A, 7.541s, 2008                                                        151,550
.........................................................................................................................
         1,277,672   Centex Home Equity Ser. 03-A,
                     Class A, IO, 4.437s, 2006                                                                    28,843
.........................................................................................................................
           100,000   Chase Credit Card Master Trust FRB
                     Ser. 03-3, Class C, 4.3s, 2010                                                              102,174
.........................................................................................................................
            28,171   Chase Funding Net Interest Margin
                     144A Ser. 04-OPT1, Class Note,
                     4.458s, 2034                                                                                 28,100
.........................................................................................................................
                     CHEC NIM Ltd., 144A
.........................................................................................................................
            24,675   Ser. 04-2, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                             24,673
.........................................................................................................................
            20,000   Ser. 04-2, Class N2, 8s, 2034
                     (Cayman Islands)                                                                             19,886
.........................................................................................................................
             8,000   Ser. 04-2, Class N3, 8s, 2034
                     (Cayman Islands)                                                                              6,880
.........................................................................................................................
            60,000   Citibank Credit Card Issuance Trust
                     FRN Ser. 01-C1, Class C1, 4.221s, 2010                                                       61,057
.........................................................................................................................
           100,000   CNL Funding Ser. 99-1, Class A2,
                     7.645s, 2014                                                                                107,108
.........................................................................................................................
                     Conseco Finance
                     Securitizations Corp.
.........................................................................................................................
           324,000   Ser. 00-4, Class A6, 8.31s, 2032                                                            286,436
.........................................................................................................................
           166,224   Ser. 00-5, Class A4, 7.47s, 2032                                                            169,739
.........................................................................................................................
           291,000   Ser. 01-4, Class A4, 7.36s, 2033                                                            298,620
.........................................................................................................................
           809,375   Ser. 01-1, Class A, IO, 2 1/2s, 2032                                                         25,839
.........................................................................................................................
           270,094   Ser. 01-1, Class A4, 6.21s, 2032                                                            274,110
.........................................................................................................................
           720,000   Ser. 01-1, Class A5, 6.99s, 2032                                                            685,293
.........................................................................................................................
         1,750,875   Ser. 01-3, Class A, IO, 2 1/2s, 2033                                                         70,215
.........................................................................................................................
           124,000   Ser. 01-3, Class A3, 5.79s, 2033                                                            126,367
.........................................................................................................................
           634,547   Ser. 01-4, Class A, IO, 2 1/2s, 2033                                                         24,588
.........................................................................................................................
           257,695   Ser. 02-1, Class A, 6.681s, 2033                                                            268,446
.........................................................................................................................
           143,343   Ser. 02-2, Class A, IO, 8 1/2s, 2033                                                         37,320
.........................................................................................................................
                     Countrywide Alternative Loan Trust
.........................................................................................................................
         2,356,112   Ser. 05-24, Class 1AX, IO, 0.963s, 2035                                                      67,738
.........................................................................................................................
         1,153,893   Ser. 05-24, Class IIAX, IO, 1.42s, 2035                                                      44,713
.........................................................................................................................
                     Countrywide Asset Backed
                     Certificates 144A
.........................................................................................................................
             1,158   Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                           1,159
.........................................................................................................................
            78,051   Ser. 04-1NIM, Class Note, 6s, 2034                                                           78,324
.........................................................................................................................
           112,651   Ser. 04-6N, Class N1, 6 1/4s, 2035                                                          113,073
.........................................................................................................................
            24,200   Ser. 04-BC1N, Class Note,
                     5 1/2s, 2035                                                                                 24,215
.........................................................................................................................
            17,811   Ser. 04-11N, Class N, 5 1/4s, 2036                                                           17,833
.........................................................................................................................
            34,524   Ser. 04-14N, 5s, 2036                                                                        34,535
.........................................................................................................................
                     Countrywide Home Loans
.........................................................................................................................
         1,478,409   Ser. 05-2, Class 2X, IO, 0.983s, 2035                                                        42,504
.........................................................................................................................
         1,252,171   Ser. 05-9, Class 1X, IO, 0.882s, 2035                                                        41,869
.........................................................................................................................
            32,000   Fieldstone Mortgage
                     Investment Corp. FRB Ser. 05-1,
                     Class M3, 3.854s, 2035                                                                       32,000
.........................................................................................................................
            36,903   Finance America NIM Trust 144A
                     Ser. 04-1, Class A, 5 1/4s, 2034                                                             36,903
.........................................................................................................................
           215,000   First Chicago Lennar Trust 144A
                     Ser. 97-CHL1, Class D, 7.702s, 2039                                                         219,507
.........................................................................................................................
            43,346   First Consumers Master Trust FRN
                     Ser. 01-A, Class A, 3.53s, 2008                                                              42,994
.........................................................................................................................
           392,000   First Franklin Mortgage Loan Asset
                     Backed Certificates Ser. 03-FFC,
                     Class S, IO, 6s, 2005                                                                        12,740
.........................................................................................................................
                     First Franklin Mortgage Loan NIM
                     Trust 144A
.........................................................................................................................
             5,484   Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                           5,469
.........................................................................................................................
            22,863   Ser. 04-FF10, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                             22,861
.........................................................................................................................
           146,229   First Horizon Mortgage Pass-Through
                     Trust Ser. 05-AR2, Class 1A1,
                     4.842s, 2035                                                                                147,303
.........................................................................................................................
           100,000   Ford Credit Auto Owner Trust
                     Ser. 04-A, Class C, 4.19s, 2009                                                              98,469
.........................................................................................................................
                     Fremont NIM Trust 144A
.........................................................................................................................
            34,257   Ser. 04-3, Class A, 4 1/2s, 2034                                                             34,150
.........................................................................................................................
            21,037   Ser. 04-3, Class B, 7 1/2s, 2034                                                             20,171
.........................................................................................................................
            12,755   Ser. 04-A, Class Note, 4 3/4s, 2034                                                          12,711
.........................................................................................................................
             9,537   Ser. 04-B, Class Note, 4.703s, 2034                                                           9,549
.........................................................................................................................
            39,826   Ser. 04-D, Class N1, 4 1/2s, 2034
                     (Cayman Islands)                                                                             39,974
.........................................................................................................................
           100,000   GE Capital Credit Card Master Note
                     Trust FRB Ser. 04-2, Class C,
                     3.7s, 2010                                                                                  100,000
.........................................................................................................................
            79,643   GE Corporate Aircraft
                     Financing, LLC 144A Ser. 04-1A,
                     Class B, 4.164s, 2018                                                                        79,596
.........................................................................................................................
                     GEBL 144A
.........................................................................................................................
            97,556   Ser. 04-2, Class C, 3.94s, 2032                                                              97,615
.........................................................................................................................
            97,556   Ser. 04-2, Class D, 5.84s, 2032                                                              97,615
.........................................................................................................................
                     GMAC Mortgage Corp. Loan Trust
.........................................................................................................................
         1,000,000   Ser. 04-HE5, Class A, IO, 6s, 2007                                                           68,750
.........................................................................................................................
           126,015   Ser. 05-AR1, Class 1A2, 4.429s, 2035                                                        126,015
.........................................................................................................................
            20,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 4,
                     6.09s, 2015 (Cayman Islands)                                                                 20,314
.........................................................................................................................
                     Granite Mortgages PLC FRB
.........................................................................................................................
            82,822   Ser. 04-2, Class 1C, 4.13s, 2044
                     (United Kingdom)                                                                             82,990
.........................................................................................................................
            80,000   Ser. 04-1, Class 1C, 4.33s, 2044
                     (United Kingdom)                                                                             80,375
.........................................................................................................................
            50,000   Ser. 02-2, Class 1C, 4.395s, 2043
                     (United Kingdom)                                                                             50,800
.........................................................................................................................
            70,000   Ser. 03-3, Class 1C, 4.595s, 2044
                     (United Kingdom)                                                                             71,610
.........................................................................................................................
                     Green Tree Financial Corp.
.........................................................................................................................
            97,251   Ser. 97-4, Class A7, 7.36s, 2029                                                            103,280
.........................................................................................................................
            23,481   Ser. 97-6, Class A8, 7.07s, 2029                                                             24,883
.........................................................................................................................
            43,341   Ser. 97-6, Class A9, 7.55s, 2029                                                             46,800
.........................................................................................................................
            75,766   Ser. 97-7, Class A8, 6.86s, 2029                                                             79,119
.........................................................................................................................
            55,000   Ser. 99-3, Class A6, 6 1/2s, 2031                                                            56,493
.........................................................................................................................
           330,000   Ser. 99-5, Class A5, 7.86s, 2030                                                            298,469
.........................................................................................................................
                     Greenpoint Manufactured Housing
.........................................................................................................................
           210,659   Ser. 00-3, Class IA, 8.45s, 2031                                                            207,015
.........................................................................................................................
           177,462   Ser. 99-5, Class A4, 7.59s, 2028                                                            185,593
.........................................................................................................................
         1,096,122   Greenpoint Mortgage Funding Trust
                     Ser. 05-AR1, Class X1, IO,
                     0.942s, 2045                                                                                 40,248
.........................................................................................................................
           183,000   GS Auto Loan Trust 144A Ser. 04-1,
                     Class D, 5s, 2011                                                                           180,540
.........................................................................................................................
                     GSAMP Trust 144A
.........................................................................................................................
               665   Ser. 03-HE1N, Class Note,
                     7 1/4s, 2033                                                                                    665
.........................................................................................................................
            19,986   Ser. 04-HE1N, Class N1, 5s, 2034                                                             19,948
.........................................................................................................................
           114,418   Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                                        114,395
.........................................................................................................................
            75,000   Ser. 04-NIM1, Class N2, zero %, 2034                                                         55,125
.........................................................................................................................
           121,842   Ser. 04-NIM2, Class N, 4 7/8s, 2034                                                         121,281
.........................................................................................................................
            12,079   Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                                       12,069
.........................................................................................................................
            44,727   Ser. 05-NC1, Class N, 5s, 2035                                                               44,597
.........................................................................................................................
                     GSMPS Mortgage Loan Trust 144A
.........................................................................................................................
           104,659   Ser. 05-RP2, Class 1A2, 7 1/2s, 2035                                                        111,990
.........................................................................................................................
            84,974   Ser. 05-RP2, Class 1A3, 8s, 2035                                                             92,056
.........................................................................................................................
           180,466   High Income Trust Securities 144A
                     FRB Ser. 03-1A, Class A, 3.73s,
                     2036 (Cayman Islands)                                                                       176,857
.........................................................................................................................
                     Holmes Financing PLC FRB
.........................................................................................................................
            36,000   Ser. 8, Class 2C, 3.861s, 2040
                     (United Kingdom)                                                                             36,169
.........................................................................................................................
            40,000   Ser. 4, Class 3C, 4.441s, 2040
                     (United Kingdom)                                                                             40,512
.........................................................................................................................
                     Home Equity Asset Trust 144A
.........................................................................................................................
            12,600   Ser. 03-6N, Class A, 6 1/2s, 2034                                                            12,569
.........................................................................................................................
             2,384   Ser. 03-7N, Class A, 5 1/4s, 2034                                                             2,376
.........................................................................................................................
            13,726   Ser. 04-1N, Class A, 5s, 2034                                                                13,682
.........................................................................................................................
            22,092   Ser. 04-3N, Class A, 5s, 2034                                                                22,023
.........................................................................................................................
            36,558   Ser. 04-4N, Class A, 5s, 2034                                                                36,466
.........................................................................................................................
            71,453   Ser. 04-5N, Class A, 5 1/4s, 2034                                                            71,453
.........................................................................................................................
           145,519   Ser. 04-7N, Class A, 4 1/2s, 2035                                                           144,700
.........................................................................................................................
            21,000   Hyundai Auto Receivables Trust
                     Ser. 04-A, Class D, 4.1s, 2011                                                               20,886
.........................................................................................................................
            49,435   IMPAC Secured Assets Corp.
                     Ser. 03-1, Class A, IO, 5s, 2005                                                                211
.........................................................................................................................
         1,102,000   Irwin Home Equity Ser. 03-B,
                     Class A, IO, 10s, 2005                                                                       18,194
.........................................................................................................................
           120,000   LNR CDO, Ltd. 144A FRB Ser. 03-1A,
                     Class EFL, 6.3s, 2036
                     (Cayman Islands)                                                                            129,360
.........................................................................................................................
                     Long Beach Asset Holdings Corp. NIM
                     Trust 144A
.........................................................................................................................
            11,541   Ser. 04-2, Class N1, 4.94s, 2034                                                             11,541
.........................................................................................................................
            43,713   Ser. 04-5, Class Note, 5s, 2034                                                              43,809
.........................................................................................................................
           118,214   Ser. 05-1, Class N1, 4.115s, 2035                                                           118,214
.........................................................................................................................
                     Long Beach Mortgage Loan Trust
.........................................................................................................................
           433,279   Ser. 03-2, Class S2, IO, 4 1/4s, 2005                                                            48
.........................................................................................................................
         1,024,617   Ser. 04-3, Class S1, IO, 4 1/2s, 2006                                                        47,901
.........................................................................................................................
           512,306   Ser. 04-3, Class S2, IO, 4 1/2s, 2006                                                        23,950
.........................................................................................................................
                     Marriott Vacation Club Owner Trust 144A
.........................................................................................................................
            33,741   Ser. 04-1A, Class C, 5.265s, 2026                                                            34,037
.........................................................................................................................
            42,532   FRB Ser. 02-1A, Class A1,
                     3.96s, 2024                                                                                  42,890
.........................................................................................................................
                     Master Asset Backed Securities NIM
                     Trust 144A
.........................................................................................................................
             6,519   Ser. 04-CI3, Class N1, 4.45s, 2034                                                            6,512
.........................................................................................................................
            34,419   Ser. 04-CI5, Class N1, 4.946s, 2034                                                          34,488
.........................................................................................................................
            23,343   Ser. 04-HE1A, Class Note,
                     5.191s, 2034                                                                                 23,414
.........................................................................................................................
           111,951   Master Reperforming Loan Trust 144A
                     Ser. 05-1, Class 1A4, 7 1/2s, 2034                                                          119,927
.........................................................................................................................
           100,000   MBNA Credit Card Master Note Trust
                     FRN Ser. 03-C5, Class C5,
                     4.4s, 2010                                                                                  101,917
.........................................................................................................................
           123,582   Merit Securities Corp. FRB
                     Ser. 11PA, Class 3A1, 3.94s, 2027                                                           118,639
.........................................................................................................................
            15,421   Merrill Lynch Mortgage
                     Investors, Inc. Ser. 04-OP1N,
                     Class N1, 4 3/4s, 2035
                     (Cayman Islands)                                                                             15,378
.........................................................................................................................
                     Merrill Lynch Mortgage
                     Investors, Inc. 144A
.........................................................................................................................
             5,197   Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                          5,199
.........................................................................................................................
             9,410   Ser. 03-WM1N, Class N1, 7s, 2033                                                              9,433
.........................................................................................................................
            29,438   Ser. 04-HE2N, Class N1, 5s, 2035
                     (Cayman Islands)                                                                             29,272
.........................................................................................................................
            19,717   Ser. 04-WM1N, Class N1, 4 1/2s, 2034                                                         19,739
.........................................................................................................................
             9,464   Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                          9,426
.........................................................................................................................
            26,827   Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                                         26,709
.........................................................................................................................
            72,517   Ser. 05-WM1N, Class N1, 5s, 2035                                                             72,517
.........................................................................................................................
            51,000   Metris Master Trust FRN Ser. 04-2,
                     Class C, 4.61s, 2010                                                                         51,255
.........................................................................................................................
           101,000   Metris Master Trust 144A FRN
                     Ser. 00-3, Class C, 4.64s, 2009                                                             101,126
.........................................................................................................................
            51,878   Mid-State Trust Ser. 11, Class B,
                     8.221s, 2038                                                                                 54,225
.........................................................................................................................
           139,771   MMCA Automobile Trust Ser. 02-1,
                     Class B, 5.37s, 2010                                                                        139,240
.........................................................................................................................
           134,966   Morgan Stanley ABS Capital I FRB
                     Ser. 04-WMC3, Class A2PT,
                     3.604s, 2035                                                                                135,117
.........................................................................................................................
            10,711   Morgan Stanley Auto Loan Trust
                     Ser. 04-HB2, Class D, 3.82s, 2012                                                            10,675
.........................................................................................................................
                     Morgan Stanley Auto Loan Trust 144A
.........................................................................................................................
            53,000   Ser. 04-HB1, Class D, 5 1/2s, 2011                                                           52,724
.........................................................................................................................
            25,000   Ser. 04-HB2, Class E, 5s, 2012                                                               24,083
.........................................................................................................................
             6,724   Morgan Stanley Dean Witter Capital
                     I FRB Ser. 01-NC4, Class B1,
                     5.814s, 2032                                                                                  6,728
.........................................................................................................................
            69,000   New Century Home Equity Loan Trust
                     Ser. 03-5, Class AI7, 5.15s, 2033                                                            68,926
.........................................................................................................................
             7,620   New Century Mortgage Corp. NIM
                     Trust 144A Ser. 03-B, Class Note,
                     6 1/2s, 2033                                                                                  7,632
.........................................................................................................................
            45,758   Nomura Asset Acceptance Corp.
                     Ser. 04-R3, Class PT, 9.435s, 2035                                                           49,947
.........................................................................................................................
            36,928   Nomura Asset Acceptance Corp. 144A
                     Ser. 04-R2, Class PT, 10.118s, 2034                                                          40,298
.........................................................................................................................
            41,176   Novastar NIM Trust 144A Ser. 04-N2,
                     Class Note, 4.458s, 2034                                                                     41,176
.........................................................................................................................
                     Oakwood Mortgage Investors, Inc.
.........................................................................................................................
           104,624   Ser. 00-A, Class A3, 7.945s, 2022                                                            91,022
.........................................................................................................................
           191,049   Ser. 01-E, Class A, IO, 6s, 2009                                                             31,697
.........................................................................................................................
           276,454   Ser. 02-C, Class A1, 5.41s, 2032                                                            245,965
.........................................................................................................................
            96,521   Oakwood Mortgage Investors, Inc.
                     144A Ser. 01-B, Class A4, 7.21s, 2030                                                        91,420
.........................................................................................................................
            30,000   Ocean Star 144A FRB Ser. 04,
                     Class D, 5.55s, 2018 (Ireland)                                                               30,000
.........................................................................................................................
             2,908   Ocwen Mortgage Loan Asset Backed
                     Certificates Ser. 99-OFS1,
                     Class AV, 3.664s, 2029                                                                        2,912
.........................................................................................................................
                     Option One Mortgage
                     Securities Corp. NIM Trust 144A
.........................................................................................................................
               373   Ser. 03-5, Class Note, 6.9s, 2033                                                               375
.........................................................................................................................
            57,701   Ser. 04-2A, Class N1, 4.213s, 2034
                     (Cayman Islands)                                                                             57,701
.........................................................................................................................
            70,335   Option One Woodbridge Loan Trust
                     144A Ser. 03-1, Class S, IO, 3.7s, 2005                                                         251
.........................................................................................................................
            31,000   Origen Manufactured Housing
                     Ser. 04-B, Class A2, 3.79s, 2017                                                             30,535
.........................................................................................................................
                     Park Place Securities NIM Trust, 144A
.........................................................................................................................
            11,720   Ser. 04-MCWN1, Class A,
                     4.458s, 2034                                                                                 11,720
.........................................................................................................................
            52,000   Ser. 04-WCW2, Class D, 7.387s, 2034
                     (Cayman Islands)                                                                             52,198
.........................................................................................................................
            66,006   Ser. 04-WHQ2, Class A, 4s, 2035                                                              65,676
.........................................................................................................................
            69,104   People's Choice Net Interest Margin
                     Note 144A Ser. 04-2, Class A,
                     5s, 2034                                                                                     69,260
.........................................................................................................................
                     Permanent Financing PLC FRB
.........................................................................................................................
            40,000   Ser. 1, Class 3C, 4.579s, 2042
                     (United Kingdom)                                                                             40,384
.........................................................................................................................
            60,000   Ser. 3, Class 3C, 4.529s, 2042
                     (United Kingdom)                                                                             61,118
.........................................................................................................................
           110,000   Ser. 4, Class 3C, 4.179s, 2042
                     (United Kingdom)                                                                            110,836
.........................................................................................................................
           104,000   Ser. 5, Class 2C, 4.029s, 2042
                     (United Kingdom)                                                                            104,520
.........................................................................................................................
                     Pillar Funding PLC 144A
.........................................................................................................................
           116,000   FRB Ser. 04-1A, Class C1, 4.41s,
                     2011 (United Kingdom)                                                                       116,609
.........................................................................................................................
           100,000   FRB Ser. 04-2A, Class C, 4.29s,
                     2011 (United Kingdom)                                                                       100,696
.........................................................................................................................
                     Providian Gateway Master Trust 144A
.........................................................................................................................
            45,000   Ser. 04-DA, Class D, 4.4s, 2011                                                              44,227
.........................................................................................................................
           100,000   FRB Ser. 04-AA, Class D,
                     5.07s, 2011                                                                                 101,900
.........................................................................................................................
           100,000   FRN Ser. 04-BA, Class D,
                     4.62s, 2010                                                                                 100,770
.........................................................................................................................
            61,346   Renaissance Home Equity Loan Trust
                     Ser. 03-2, Class A, IO, 3s, 2005                                                                707
.........................................................................................................................
                     Renaissance NIM Trust 144A
.........................................................................................................................
            18,875   Ser. 04-A, Class Note, 4.45s, 2034                                                           18,853
.........................................................................................................................
            41,159   Ser. 05-1, Class N, 4.7s, 2035                                                               41,159
.........................................................................................................................
                     Residential Accredit Loans, Inc.
.........................................................................................................................
            48,515   Ser. 04-QA5, Class A2, 4.986s, 2034                                                          48,862
.........................................................................................................................
           240,265   Ser. 04-QA6, Class NB1, 4.981s, 2034                                                        242,030
.........................................................................................................................
           231,931   Ser. 05-QA4, Class A21, 5.291s, 2035                                                        235,024
.........................................................................................................................
                     Residential Asset Mortgage
                     Products, Inc.
.........................................................................................................................
           144,000   Ser. 02-SL1, Class AI3, 7s, 2032                                                            144,182
.........................................................................................................................
         1,353,067   Ser. 03-RS1, Class A, IO, 1s, 2005                                                              934
.........................................................................................................................
                     Residential Asset Securities Corp.
.........................................................................................................................
           780,462   Ser. 03-KS2, Class A, IO, 3 1/2s, 2005                                                        4,007
.........................................................................................................................
            26,207   Ser. 03-KS4, Class AI, IO, 3 1/2s, 2005                                                         258
.........................................................................................................................
                     Residential Asset Securities Corp. 144A
.........................................................................................................................
            59,724   Ser. 04-N10B, Class A1, 5s, 2034                                                             59,491
.........................................................................................................................
            58,792   Ser. 04-NT, Class Note, 5s, 2034                                                             58,498
.........................................................................................................................
            32,051   Ser. 04-NT12, Class Note,
                     4.7s, 2035                                                                                   32,050
.........................................................................................................................
           132,586   Residential Asset Securities Corp.
                     NIM Trust 144A Ser. 05-NTR1,
                     Class Note, 4 1/4s, 2035                                                                    132,089
.........................................................................................................................
                     SAIL Net Interest Margin Notes 144A
.........................................................................................................................
            11,769   Ser. 03-12A, Class A, 7.35s, 2033
                     (Cayman Islands)                                                                             11,881
.........................................................................................................................
             9,106   Ser. 03-13A, Class A, 6 3/4s, 2033
                     (Cayman Islands)                                                                              9,168
.........................................................................................................................
             2,095   Ser. 03-4, Class A, 7 1/2s, 2033
                     (Cayman Islands)                                                                              2,107
.........................................................................................................................
             2,564   Ser. 03-5, Class A, 7.35s, 2033
                     (Cayman Islands)                                                                              2,521
.........................................................................................................................
             3,327   Ser. 03-6A, Class A, 7s, 2033
                     (Cayman Islands)                                                                              3,344
.........................................................................................................................
            10,057   Ser. 03-9A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             10,060
.........................................................................................................................
            71,473   Ser. 04-10A, Class A, 5s, 2034
                     (Cayman Islands)                                                                             71,494
.........................................................................................................................
           105,592   Ser. 04-11A, Class A2, 4 3/4s, 2035
                     (Cayman Islands)                                                                            105,592
.........................................................................................................................
            40,776   Ser. 04-2A, Class A, 5 1/2s, 2034
                     (Cayman Islands)                                                                             40,784
.........................................................................................................................
            62,461   Ser. 04-4A, Class A, 5s, 2034
                     (Cayman Islands)                                                                             62,473
.........................................................................................................................
            18,624   Ser. 04-5A, Class A, 4 1/2s, 2034
                     (Cayman Islands)                                                                             18,589
.........................................................................................................................
            21,043   Ser. 04-7A, Class A, 4 3/4s, 2034
                     (Cayman Islands)                                                                             21,022
.........................................................................................................................
            40,121   Ser. 04-8A, Class A, 5s, 2034
                     (Cayman Islands)                                                                             40,134
.........................................................................................................................
            25,333   Ser. 04-8A, Class B, 6 3/4s, 2034
                     (Cayman Islands)                                                                             25,026
.........................................................................................................................
           108,293   Ser. 04-AA, Class A, 4 1/2s, 2034
                     (Cayman Islands)                                                                            108,001
.........................................................................................................................
            30,228   Ser. 04-BN2A, Class A, 5s, 2034
                     (Cayman Islands)                                                                             30,237
.........................................................................................................................
            19,840   Ser. 04-BNCA, Class A, 5s, 2034
                     (Cayman Islands)                                                                             19,846
.........................................................................................................................
           108,584   Ser. 05-1A, Class A, 4 1/4s, 2035                                                           108,204
.........................................................................................................................
           117,700   Ser. 05-2A, Class A, 4 3/4s, 2035
                     (Cayman Islands)                                                                            117,747
.........................................................................................................................
                     Sasco Net Interest Margin Trust 144A
.........................................................................................................................
           115,663   Ser. 05-NC1A, Class A, 4 3/4s, 2035                                                         115,663
.........................................................................................................................
           103,421   Ser. 05-WF1A, Class A, 4 3/4s, 2035                                                         103,659
.........................................................................................................................
                     Sharps SP I, LLC Net Interest
                     Margin Trust 144A
.........................................................................................................................
            18,446   Ser. 03-0P1N, Class NA, 4.45s, 2033                                                          18,446
.........................................................................................................................
            15,676   Ser. 04-4N, Class Note, 6.65s, 2034                                                          15,676
.........................................................................................................................
            12,656   Ser. 04-HE1N, Class Note, 4.94s, 2034                                                        12,656
.........................................................................................................................
            11,960   Ser. 04-HE2N, Class NA, 5.43s, 2034                                                          11,930
.........................................................................................................................
           114,359   Ser. 04-HE4N, Class NA, 3 3/4s, 2034                                                        114,302
.........................................................................................................................
            13,098   Ser. 04-HS1N, Class Note, 5.92s, 2034                                                        13,098
.........................................................................................................................
            55,914   Ser. 04-RM2N, Class NA, 4s, 2035                                                             55,705
.........................................................................................................................
                     Structured Adjustable Rate Mortgage
                     Loan Trust
.........................................................................................................................
           100,711   Ser. 04-10, Class 1A1, 4.926s, 2034                                                         101,641
.........................................................................................................................
           134,888   Ser. 04-12, Class 1A2, 5.034s, 2034                                                         136,246
.........................................................................................................................
           238,801   Ser. 04-14, Class 1A, 5.111s, 2034                                                          241,363
.........................................................................................................................
           198,441   Ser. 04-16, Class 1A2, 5.026s, 2034                                                         200,396
.........................................................................................................................
           163,082   Ser. 04-18, Class 1A1, 5.059s, 2034                                                         164,683
.........................................................................................................................
           312,440   Ser. 04-20, Class 1A2, 5.088s, 2035                                                         315,470
.........................................................................................................................
           389,284   Ser. 04-6, Class 1A, 4.386s, 2034                                                           390,434
.........................................................................................................................
            22,908   Ser. 04-8, Class 1A3, 4.698s, 2034                                                           22,997
.........................................................................................................................
           479,740   Ser. 05-1, Class 1A1, 5.155s, 2035                                                          484,643
.........................................................................................................................
           453,410   Ser. 05-4, Class 1A1, 5.395s, 2035                                                          459,471
.........................................................................................................................
           500,088   Ser. 05-7, Class 1A3, 5.413s, 2035                                                          507,004
.........................................................................................................................
         2,612,536   Ser. 05-9, Class AX, IO, 0.492s, 2035                                                        78,376
.........................................................................................................................
           166,390   Structured Adjustable Rate Mortgage
                     Loan Trust 144A Ser. 04-NP2,
                     Class A, 3.664s, 2034                                                                       166,406
.........................................................................................................................
                     Structured Asset Investment Loan Trust
.........................................................................................................................
             6,333   Ser. 03-BC1A, Class A, 7 3/4s, 2033
                     (Cayman Islands)                                                                              6,389
.........................................................................................................................
           304,665   Ser. 03-BC8, Class A, IO, 6s, 2005                                                            2,783
.........................................................................................................................
         1,418,749   Ser. 04-1, Class A, IO, 6s, 2005                                                              5,897
.........................................................................................................................
         1,018,687   Ser. 04-3, Class A, IO, 6s, 2005                                                             14,368
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
           119,257   Ser. 03-26A, Class 2A, 4.547s, 2033                                                         120,300
.........................................................................................................................
           524,782   Ser. 03-BC2, Class A, IO, 6s, 2005                                                            4,793
.........................................................................................................................
            81,287   Ser. 04-8, Class 1A1, 4.698s, 2034                                                           81,827
.........................................................................................................................
           280,699   IFB Ser. 05-6, Class 5A8, 7.271, 2035                                                       273,095
.........................................................................................................................
           170,171   Ser. 05-10, Class 3A3,
                     11.55s, 2034                                                                                174,251
.........................................................................................................................
            21,104   Structured Asset Securities Corp.
                     144A FRN Ser. 03-NP3, Class A1,
                     3.814s, 2033                                                                                 21,106
.........................................................................................................................
           155,000   Terwin Mortgage Trust FRB
                     Ser. 04-5HE, Class A1B, 3.734s,
                     2035                                                                                        155,308
.........................................................................................................................
           100,000   TIAA Real Estate CD0, Ltd. 144A FRN
                     Ser. 02-1A, Class III, 7.6s,
                     2037 (Cayman Islands)                                                                       108,363
.........................................................................................................................
                     Wells Fargo Home Equity Trust 144A
.........................................................................................................................
            33,093   Ser. 04-1N, Class A, 5s, 2034                                                                33,193
.........................................................................................................................
            90,664   Ser. 04-2, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                             90,658
.........................................................................................................................
            41,000   Ser. 04-2, Class N2, 8s, 2034
                     (Cayman Islands)                                                                             39,770
.........................................................................................................................
           900,000   Wells Fargo Mortgage Backed
                     Securities Trust Ser. 05-AR12,
                     Class 2A5, 4.322s, 2035                                                                     894,691
.........................................................................................................................
                     WFS Financial Owner Trust
.........................................................................................................................
            18,639   Ser. 04-1, Class D, 3.17s, 2011                                                              18,438
.........................................................................................................................
            27,630   Ser. 04-4, Class D, 3.58s, 2012                                                              27,318
.........................................................................................................................
            20,000   Ser. 05-1, Class D, 4 1/4s, 2012                                                             19,839
.........................................................................................................................
            12,143   Whole Auto Loan Trust Ser. 03-1,
                     Class C, 3.13s, 2010                                                                         12,049
.........................................................................................................................
                     Whole Auto Loan Trust 144A
.........................................................................................................................
            49,935   Ser. 03-1, Class D, 6s, 2010                                                                 49,991
.........................................................................................................................
           102,000   Ser. 04-1, Class D, 5.6s, 2011                                                              101,777
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $23,962,755)                                                                      $23,855,552
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (--%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                            Rating (RAT)           Value
.........................................................................................................................
           $50,000   NJ State Tpk. Auth. Rev. Bonds,
                     Ser. B, AMBAC, 4.252s, 1/1/16                                                   Aaa         $49,549
.........................................................................................................................
            55,000   OR State G.O. Bonds
                     (Taxable Pension), 5.892s, 6/1/27                                               Aa3          63,492
------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds and Notes
                     (cost $105,000)                                                                            $113,041
------------------------------------------------------------------------------------------------------------------------
UNITS (--%) (a) (cost $20,200)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
            40,000   Cendant Corp. unit 4.89s, 2006                                                              $20,200
------------------------------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON) (cost $2,571)
------------------------------------------------------------------------------------------------------------------------
                                                                                 Expiration   Expiration
Number of Warrants                                                                    Price         Date           Value
.........................................................................................................................
                70   Pliant Corp. 144A                                                $0.01       6/1/10              $1
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (10.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
        $1,000,000   Danske Corp. for an effective yield
                     of 1.45%, August 8, 2005 (Denmark)                                                         $996,960
.........................................................................................................................
         8,999,442   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                       8,996,289
.........................................................................................................................
        31,372,964   Putnam Prime Money Market Fund (e)                                                       31,372,964
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $41,366,213)                                                                      $41,366,213
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $407,572,974)                                                                    $428,883,916
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2005:
(as a percentage of Portfolio Value)
------------------------------------------------------------------------------
Australia                                                                 0.9%
...............................................................................
Cayman Islands                                                            0.5
...............................................................................
Denmark                                                                   0.5
...............................................................................
France                                                                    1.1
...............................................................................
Germany                                                                   0.9
...............................................................................
Japan                                                                     3.1
...............................................................................
Netherlands                                                               0.7
...............................................................................
Sweden                                                                    0.5
...............................................................................
Switzerland                                                               0.9
...............................................................................
United Kingdom                                                            3.9
...............................................................................
United States                                                            83.7
...............................................................................
Other                                                                     3.3
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------

Forward Currency Contracts to Buy at June 30, 2005 (Unaudited)
(aggregate face value $44,698,133)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar         $22,335,262  $22,443,773     7/20/05      $(108,511)
...............................................................................
British Pound               9,754,345    9,885,509     9/21/05       (131,164)
...............................................................................
Canadian Dollar             1,576,694    1,530,852     7/20/05         45,842
...............................................................................
Euro                        4,023,636    4,038,023     9/21/05        (14,387)
...............................................................................
Hong Kong Dollar              296,179      295,915     8/17/05            264
...............................................................................
Japanese Yen                  990,820    1,013,490     8/17/05        (22,670)
...............................................................................
New Zealand Dollar             61,118       61,887     7/20/05           (769)
...............................................................................
Norwegian Krone             2,016,555    2,046,857     9/21/05        (30,302)
...............................................................................
Singapore Dollar              250,578      257,474     8/17/05         (6,896)
...............................................................................
Swiss Franc                 1,992,098    2,031,056     9/21/05        (38,958)
...............................................................................
Taiwan Dollar               1,068,398    1,093,297     8/17/05        (24,899)
------------------------------------------------------------------------------
                                                                    $(332,450)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2005 (Unaudited)
(aggregate face value $67,917,278)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar          $3,489,128   $3,484,384     7/20/05        $(4,744)
...............................................................................
British Pound               8,967,656    9,092,752     9/21/05        125,096
...............................................................................
Canadian Dollar            13,965,994   13,843,357     7/20/05       (122,637)
...............................................................................
Danish Krone                  572,775      581,807     9/21/05          9,032
...............................................................................
Euro                       19,913,782   20,125,083     9/21/05        211,301
...............................................................................
Japanese Yen                7,830,976    8,093,621     8/17/05        262,645
...............................................................................
Norwegian Krone               497,918      508,218     9/21/05         10,300
...............................................................................
Swedish Krona               6,856,532    7,164,109     9/21/05        307,577
...............................................................................
Swiss Franc                 3,975,318    4,023,947     9/21/05         48,629
------------------------------------------------------------------------------
                                                                     $847,199
------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                            Number of               Expiration   Appreciation/
                            Contracts        Value        Date  (Depreciation)
...............................................................................
Canadian Government
Bond 10 yr (Long)                   5     $475,664      Sep-05         $8,761
...............................................................................
Euro 90 day (Long)                  5    1,201,875      Sep-05         (2,907)
...............................................................................
Euro 90 day (Long)                  2      480,150      Dec-05         (1,471)
...............................................................................
Euro 90 day (Long)                  1      240,025      Mar-06            346
...............................................................................
Euro-Bobl 5 yr (Long)              22    3,079,609      Sep-05         17,510
...............................................................................
Euro-Bund 10 yr (Long)             45    6,727,353      Sep-05         55,970
...............................................................................
FTSE 100 Index (Short)            151   13,859,927      Sep-05       (146,860)
...............................................................................
Interest Rate Swap
10 yr (Long)                       18    2,031,750      Sep-05          2,468
...............................................................................
Japanese Government
Bond 10 yr (Long)                   5    6,372,416      Sep-05         27,148
...............................................................................
Japanese Government
Bond 10 yr Mini (Short)            44    5,610,506      Sep-05        (18,824)
...............................................................................
Russell 2000
Index Mini (Short)                475   30,547,250      Sep-05       (861,725)
...............................................................................
S&P 500
Index Mini (Long)               1,102   65,872,050      Sep-05       (439,175)
...............................................................................
S&P 500
Index Mini (Short)                140    8,368,500      Sep-05         59,707
...............................................................................
SPI 200 Index (Long)               73    5,942,247      Sep-05         27,562
...............................................................................
Tokyo Price Index (Short)          78    8,268,887      Sep-05       (241,449)
...............................................................................
U.K. Gilt 10 yr (Long)              7    1,432,309      Sep-05         12,973
...............................................................................
U.S. Treasury Bond
20 yr (Long)                       82    9,737,500      Sep-05        186,562
...............................................................................
U.S. Treasury Note
10 yr (Long)                       27    3,063,656      Sep-05         (7,307)
...............................................................................
U.S. Treasury Note
2 yr (Short)                       28    5,815,250      Sep-05         (5,701)
...............................................................................
U.S. Treasury Note
5 yr (Long)                        68    7,404,563      Sep-05           (967)
------------------------------------------------------------------------------
                                                                  $(1,327,379)
------------------------------------------------------------------------------


TBA Sale Commitments Outstanding at June 30, 2005
(Unaudited)
(proceeds receivable $19,440,988)
------------------------------------------------------------------------------
                                           Principal  Settlement
Agency                                        Amount        Date        Value
...............................................................................
FHLMC, 6s, July 1, 2035                     $350,000     7/14/05     $358,777
...............................................................................
FHLMC, 5 1/2s, July 1, 2035                1,000,000     7/14/05    1,013,828
...............................................................................
FHLMC, 5 1/2s, July 1, 2020                1,439,000     7/19/05    1,476,436
...............................................................................
FNMA, 7s, July 1, 2035                     1,925,000     7/14/05    2,029,672
...............................................................................
FNMA, 6s, July 1, 2035                        50,000     7/14/05       51,262
...............................................................................
FNMA, 5 1/2s, July 1, 2020                   500,000     7/19/05      513,125
...............................................................................
FNMA, 5s, July 1, 2035                     9,963,000     7/14/05    9,962,222
...............................................................................
FNMA, 4 1/2s, July 1, 2020                 4,100,000     7/19/05    4,081,422
------------------------------------------------------------------------------
                                                                  $19,486,744
------------------------------------------------------------------------------
Interest Rate Swap Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                            Notional Termination  Appreciation/
                                              Amount        Date (Depreciation)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 27, 2005
to receive semi-annually the notional
amount multiplied by 4.296% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                $2,860,000     6/29/15     $(13,700)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 30, 2005 for
the obligation to receive/pay a fixed
swap rate of 4.58% semi-annually
versus the three month LIBOR. For
this obligation, Putnam receives an
upfront premium from JPMorgan
Chase Bank, N.A. of 778
basis points.                              3,800,000      7/3/17           --
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 30, 2005 for
the obligation to receive/pay a fixed
swap rate of 4.58% semi-annually
versus the three month LIBOR.
For this obligation, Putnam receives
an upfront premium from JPMorgan
Chase Bank, N.A. of 778
basis points.                              3,800,000     7/13/17           --
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated June 14, 2005 to pay
semi-annually the notional
amount multiplied by 4.0525%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                       2,800,000     6/16/07        4,893
...............................................................................
Agreement with Bank of America,
N.A. dated June 15, 2005 to
pay semi-annually the notional
amount multiplied by 4.555% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                             940,000     6/17/15      (15,727)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated June 14, 2005 to pay
semi-annually the notional
amount multiplied by 4.5475%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                         800,000     6/16/15       13,963
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 14, 2005
to pay semi-annually the notional
amount multiplied by 4.538% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                             820,000     6/16/15      (12,406)
...............................................................................
Agreement with Bank of America,
N.A. dated June 21, 2005 to
pay semi-annually the notional
amount multiplied by 4.466% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                             340,000     6/23/15       (3,155)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 22, 2005
to receive semi-annually the notional
amount multiplied by 4.387% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                   200,000     6/24/15         (311)
...............................................................................
Agreement with Bank of America,
N.A. dated June 22, 2005 to
pay semi-annually the notional
amount multiplied by 4.39% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                             170,000     6/24/15         (528)
...............................................................................
Agreement with Bank of America,
N.A. dated June 21, 2005 to
pay semi-annually the notional
amount multiplied by 4.45% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                             140,000     6/23/15       (1,117)
...............................................................................
Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the notional
amount multiplied by 5.2125% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 4,509,000     1/28/24      428,102
...............................................................................
Agreement with Bank of America,
N.A. dated March 31, 2005 to
pay semi-annually the notional
amount multiplied by 4.6375% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                           4,700,000      4/6/10     (117,960)
...............................................................................
Agreement with Bank of America,
N.A. dated December 20, 2004 to
pay semi-annually the notional
amount multiplied by 3.965% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                           4,370,000    12/22/09       27,237
...............................................................................
Agreement with Bank of America,
N.A. dated January 12, 2005 to
receive semi-annually the notional
amount multiplied by 4.106% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 3,500,000     1/14/10       39,867
...............................................................................
Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                           1,500,000     3/30/09       40,633
...............................................................................
Agreement with Bank of America,
N.A. dated December 2, 2003 to
receive semi-annually the notional
amount multiplied by 2.444% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                   289,000     12/5/05       (1,703)
...............................................................................
Agreement with Bank of America,
N.A. dated December 12, 2003 to
pay semi-annually the notional
amount multiplied by 2.1125% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                              77,000    12/16/05          601
...............................................................................
Agreement with Credit Suisse
First Boston International dated
November 15, 2004 to pay
semi-annually the notional
amount multiplied by 3.947%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                           6,200,000    11/17/09       37,284
...............................................................................
Agreement with Credit Suisse
First Boston International dated
March 5, 2004 to receive
semi-annually the notional
amount multiplied by 3.195%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                           3,140,000      3/9/09      (69,701)
...............................................................................
Agreement with Credit Suisse
First Boston International dated
October 5, 2004 to receive
semi-annually the notional
amount multiplied by 4.624%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                           2,750,000     10/7/14       70,920
...............................................................................
Agreement with Credit Suisse
First Boston International dated
July 7, 2004 to receive semi-annually
the notional amount multiplied by
2.931% and pay quarterly the
notional amount multiplied by
the three month USD-LIBOR.                 1,110,200      7/9/06       (3,087)
...............................................................................
Agreement with JPMorgan Chase
 Bank, N.A. dated March 3, 2005
to receive semi-annually the
notional amount multiplied by
4.798% and pay quarterly the
notional amount multiplied by
the three month USD-LIBOR.                 3,900,000      3/7/15      190,281
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 22, 2004 to pay
semi-annually the notional
amount multiplied by 1.999%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                       2,949,000     1/26/06       21,086
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.009%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                       2,877,000     1/23/06       19,737
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 21, 2004 to pay
semi-annually the notional
amount multiplied by 2.008%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                       2,877,000     1/23/06       19,737
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 5, 2003 to
receive semi-annually the
notional amount multiplied
by 2.23762% and pay quarterly
the notional amount multiplied
by the three month
USD-LIBOR-BBA.                             2,465,000     12/9/05      (17,222)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 22, 2004 to pay
semi-annually the notional
amount multiplied by 2.007%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                       1,546,000     1/26/06       10,947
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.408%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                         951,000     1/23/14      (21,436)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated January 21, 2004 to pay
semi-annually the notional
amount multiplied by 4.419%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                         951,000     1/23/14      (22,156)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 11, 2003 to
pay semi-annually the notional
amount multiplied by 4.710%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                         482,000    12/15/13      (15,038)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 12, 2003 to
pay semi-annually the notional
amount multiplied by 4.579%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                         240,000    12/16/13       (5,262)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 9, 2003 to
pay semi-annually the notional
amount multiplied by 4.64101%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                         137,000    12/11/13       (3,607)
...............................................................................
Agreement with Lehman
Brothers Special Financing, Inc.
dated December 11, 2003 to
pay semi-annually the notional
amount multiplied by 2.235%
and receive quarterly the notional
amount multiplied by the three
month USD-LIBOR-BBA.                         115,000    12/15/05          824
------------------------------------------------------------------------------
                                                                     $601,996
------------------------------------------------------------------------------
Total Return Swap Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                            Notional Termination  Appreciation/
                                              Amount        Date (Depreciation)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
May 16, 2005 to receive/(pay)
semi-annually the notional
amount multiplied by the
positive (negative) change in
the S&P 500 Index 6 month
forward variance.                           $618,330     2/16/06    $(142,950)
...............................................................................
Agreement with Bank of America,
N.A. dated May 18, 2005 to
receive/(pay) semi-annually the
notional amount multiplied by the
positive (negative) change in
the S&P 500 Index 6 month
forward variance.                            587,421     5/19/06      (98,975)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A dated April 5, 2005 to
receive/(pay) quarterly the units
multiplied by Russell 2000 Total
Return Index and receive quarterly
the units multiplied by the three
month USD-LIBOR.                          25,228,245      4/5/06     (850,190)
...............................................................................
Agreement with Bank of America,
N.A. dated April 8, 2005 to
receive/(pay) annually the notional
amount multiplied by the
positive (negative) change in the
S&P 500 Index six month
forward variance.                            543,304     3/17/06      (26,297)
...............................................................................
Agreement with Deutsche Bank
AG dated May 16, 2005 to
receive/(pay) at maturity the
notional amount multiplied by the
positive (negative) change in the
S&P 500 Index 6 month
forward variance.                          1,494,803    11/17/06      310,845
...............................................................................
Agreement with Bank of America,
N.A. dated March 17, 2005 to
receive/(pay) at maturity the
notional amount multiplied by the
positive (negative) change in the
S&P 500 Index six month
forward variance.                            526,388     3/17/06        7,146
...............................................................................
Agreement with Citigroup Financial
Products, Inc. dated January 25,
2005 to receive at maturity the
notional amount multiplied by the
nominal spread appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and an accrual of -5 basis
points plus the beginning of the
period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
and pay at maturity the notional
amount multiplied by the nominal
spread depreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted
by a modified duration factor.               200,000     7/31/05          379
...............................................................................
Agreement with Citigroup Financial
Products, Inc. dated April 22, 2005
to receive at maturity the notional
amount multiplied by the nominal
spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration factor
and an accrual of 40 basis points plus
the beginning of the period nominal
spread of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by
a modified duration factor.                1,127,000     11/1/05        3,002
...............................................................................
Agreement with Citigroup Financial
Products, Inc. dated May 5, 2005 to
receive at maturity the notional
amount multiplied by the nominal
spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration factor
and an accrual of 35 basis points plus
the beginning of the period nominal
spread of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at
maturity the notional amount multiplied
by the nominal spread depreciation
of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index adjusted by a modified
duration factor.                           1,096,000     11/1/05        1,455
...............................................................................
Agreement with Deutsche Bank
AG dated February 16, 2005 to
receive/(pay) semi-annually the
notional amount multiplied by the
positive (negative) change in
the S&P 500 Index 6 month
forward variance.                            975,958     2/16/06       79,281
...............................................................................
Agreement with Deutsche Bank AG
dated May 3, 2005 to pay at maturity
the notional amount multiplied by
the nominal spread appreciation of
the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and an
accrual of 35 basis points plus the
beginning of the period nominal
spread of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive
at maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by
a modified duration factor.                  563,500     11/1/05       (1,186)
...............................................................................
Agreement with Deutsche Bank AG
dated January 31, 2005 to receive/(pay)
at maturity the notional amount
multiplied by the return of the
Lehman Brothers U.S. Corporate
High Yield Index and pay at maturity
the notional amount multiplied by
the seven month USD-LIBOR-BBA
minus 50 basis points.                     1,000,327      9/1/05          378
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
December 29, 2004 to pay at
maturity the notional amount
multiplied by the spread depreciation
of the Lehman Brothers AAA
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and receive
at maturity the notional amount
multiplied by the appreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
plus 8 basis points.                       9,271,000      7/1/05       39,346
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated May 6,
2005 to pay at maturity the notional
amount multiplied by the nominal
spread appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration factor
and an accrual of 75 basis points plus
the beginning of the period nominal
spread of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index and receive
at maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by
a modified duration factor.                2,900,000      7/1/05       (7,885)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated September 14,
2004 to receive/(pay) quarterly the
units multiplied by Russell 2000 Total
Return Index and receive quarterly
the units multiplied by the three
month USD-LIBOR less 0.80%.                2,879,561     9/15/05      (23,365)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated February 28, 2005
to receive/(pay) quarterly the units
multiplied by Standard and Poor's
500 Energy Index and pay quarterly
the units multiplied by the three
month USD-LIBOR less
30 basis points.                           3,727,862     8/26/05      300,665
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated February 24, 2005
to receive/(pay) at maturity the units
multiplied by Standard and Poor's
500 Financial Index and receive at
maturity the units multiplied by the
three month USD-LIBOR less 40
basis points.                              3,933,702     8/24/05      (37,425)
...............................................................................
Agreement with Deutsche Bank AG
dated February 1, 2005 to receive at
maturity the notional amount
multiplied by the return of the
Lehman Brothers U.S. Corporate
High Yield Index and pay at maturity
the notional amount multiplied by
the six month USD-LIBOR-BBA
adjusted by a specified spread.            1,999,885      2/1/06       (2,206)
...............................................................................
Agreement with Citigroup Financial
Products, Inc. dated January 25,
2005 to receive at maturity the
notional amount multiplied by the
nominal spread appreciation of the
Lehman Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration factor
and an accrual of 25 basis points plus
the beginning of the period nominal
spread of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index and pay at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman Brothers
AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by
a modified duration factor.                  200,000     7/31/05          259
...............................................................................
Agreement with Morgan Stanley & Co.
International Limited dated March 1,
2005 to receive at maturity the price
appreciation on the MSCI EMF Net
Divs Reinvested USD and pay at
maturity the price depreciation on
the MSCI EMF Net Divs Reinvested
USD and an accrual of the six month
USD-LIBOR less 100 basis points.           4,000,028      9/7/05     (125,755)
------------------------------------------------------------------------------
                                                                    $(573,478)
------------------------------------------------------------------------------
Credit Default Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                                        Notional  Appreciation/
                                                          Amount (Depreciation)
...............................................................................
Agreement with Bank of America, N.A.
effective November 24, 2004, maturing on
April 15, 2010, to receive a premium equal to
2.58316% times the notional amount. Upon a
credit default event of any News Corp. senior
note or bond, the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of the defaulted
News Corp. senior note or bond.                          $30,000         $(85)
...............................................................................
Agreement with Lehman Brothers Special
Financing, Inc. effective June 27, 2005,
maturing on June 20, 2010, to receive/(pay)
a premium based on the difference between
the original spread on issue and the market
spread on day of execution and receive
quarterly 28 basis points times the notional
amount. Upon a credit default event of a
reference entity within the DJ IG CDX 5 year
Series 4 Index 10-15% tranche, the fund makes
a payment of the proportional notional amount
times the difference between the par value and
the then-market value of the reference entity
within the DJ IG CDX 5 year Series 4 Index
10-15% tranche.                                          832,500          494
...............................................................................
Agreement with Morgan Stanley Capital
Services, Inc. effective June 20, 2005, maturing
on June 20, 2015, to receive/(pay) a premium
based on the difference between the original
spread on issue and the market spread on day
of execution and receive quarterly 35 basis
points times the notional amount. Upon a
credit default event of a reference entity within
the DJ IG CDX 5 year Series 4 Index 15-30%
tranche, the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of the reference entity
within the DJ IG CDX 5 year Series 4 Index
15-30% tranche.                                        1,132,000         (624)
...............................................................................
Agreement with Citigroup Financial
Products, Inc. effective June 09, 2005, maturing
on June 20, 2010, to receive/(pay) a premium
based on the difference between the original
spread on issue and the market spread on day
of execution and pay quarterly 19.5 basis points
times the notional amount. Upon a credit default
event of a reference entity within the DJ IG CDX
5 year Series 4 Index 10-15% tranche, the fund
makes a payment of the proportional notional
amount times the difference between the par
value and the then-market value of the reference
entity within the DJ IG CDX 5 year Series 4 Index
10-15% tranche.                                          336,000         (794)
...............................................................................
Agreement with Lehman Brothers Special
Financing, Inc. effective June 20, 2005, maturing
on June 20, 2010, to receive/(pay) a premium
based on the difference between the original
spread on issue and the market spread on day
of execution and pay quarterly 40 basis points
times the notional amount. Upon a credit
default event of a reference entity within the
DJ HY CDX 5 year Series 4 Index, the fund
receives a payment of the proportional notional
amount times the difference between the par
value and the then-market value of the
reference entity within the DJ HY CDX 5 year
Series 4 Index.                                          141,500       (1,152)
...............................................................................
Agreement with Bank of America, N.A.
effective June 20, 2005, maturing on June 20,
2010, to receive/(pay) a premium based on
the difference between the original spread on
issue and the market spread on day of execution
and pay quarterly 40 basis points times the
notional amount. Upon a credit default event
of a reference entity within the DJ IG CDX
5 year Series 4 Index, the fund receives a payment
of the proportional notional amount times the
difference between the par value and the
then-market value of the reference entity
within the DJ IG CDX 5 year Series 4 Index.              141,500           73
...............................................................................
Agreement with Deutsche Bank AG. effective
June 23, 2005, maturing on June 20, 2010, to
receive/(pay) a premium based on the difference
between the original spread on issue and the
market spread on day of execution and pay
quarterly 40 basis points times the notional
amount. Upon a credit default event of a
reference entity within the DJ IG CDX 5 year
Series 4 Index, the fund receives a payment
of the proportional notional amount times
the difference between the par value and the
then-market value of the reference entity
within the DJ IG CDX 5 year Series 4 Index.              133,750       (1,196)
...............................................................................
Agreement with Lehman Brothers Special
Financing, Inc. effective June 30, 2005, maturing
on June 20, 2015, to receive/(pay) a premium
based on the difference between the original
spread on issue and the market spread on day of
execution and receive quarterly 35 basis points
times the notional amount. Upon a credit default
event of a reference entity within the DJ IG CDX
Series 4 Index 15-30% tranche, the fund makes a
payment of the proportional notional amount
times the difference between the par value and
the then-market value of the reference entity
within the DJ IG CDX Series 4 Index 15-30% tranche.      535,000           (4)
...............................................................................
Agreement with Bank of America, N.A.
effective January 31, 2005, maturing on
March 20, 2010, to receive quarterly 18.5 basis
points times the notional amount. Upon a credit
default event of a FNMA senior note, the fund
makes a payment of the proportional notional
amount times the difference between the par
value and the then-market value of any FNMA
senior note.                                           1,400,000       (1,590)
...............................................................................
Agreement with Bank of America, N.A.
effective February 25, 2005, maturing on
March 20, 2010, to receive quarterly the notional
amount times 18.75 basis points per annum.
Upon a credit default event of FNMA, 5.375%,
November 15, 2011, the fund makes a payment
of the proportional notional amount times the
difference between the par value and the
then-market value of FNMA, 5.375%,
November 15, 2011.                                       900,000       (1,120)
...............................................................................
Agreement with Bank of America, N.A. effective
April 4, 2005, maturing on June 20, 2010, to
receive quarterly the notional amount times
23.25 basis points per annum. Upon a credit
default event of FNMA, 5.375%, November 11,
2010, the fund makes a payment of the
proportional notional amount times the
difference between the par value and the
then-market value of FNMA, 5.375%,
November 11, 2010.                                       800,000        2,560
...............................................................................
Agreement with Credit Suisse First Boston
International effective February 18, 2005,
maturing on March 20, 2010, to receive quarterly
the notional amount times 19 basis points per annum.
Upon a credit default event of FNMA, 5.25%,
August 1, 2012, the fund makes a payment of the
proportional notional amount times the difference
between the par value and the then-market
value of FNMA, 5.25%, August 1, 2012.                    500,000          613
...............................................................................
Agreement with Deutsche Bank AG effective
September 9, 2004, maturing on September 20,
2014, to receive a quarterly payment of 0.58%
times the notional amount. Upon a credit default
event of any CVS senior note, the fund makes a
payment of the proportional notional amount
times the difference between the par value and
the then-market value of any CVS senior note.             30,000         (140)
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on the
date on which the notional amount is reduced to
zero or the date on which the assets securing the
reference obligation are liquidated, the fund
receives a payment of the outstanding notional
amount times 2.35% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.          122,667        5,902
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on the
date on which the notional amount is reduced to
zero or the date on which the assets securing the
reference obligation are liquidated, the fund
receives a payment of the outstanding notional
amount times 2.433% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.           46,000        1,927
...............................................................................
Agreement with Goldman Sachs effective
September 2, 2004, terminating on the date on
which the notional amount is reduced to zero or
the date on which the assets securing the reference
obligation are liquidated, the fund receives a
payment of the outstanding notional amount
times 2.5% and the fund pays in the event of a
credit default in one of the underlying securities
in the basket of BB CMBS securities.                      15,333          929
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on the
date on which the notional amount is reduced to
zero or the date on which the assets securing the
reference obligation are liquidated, the fund
receives a payment of the outstanding notional
amount times 2.55625% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.          122,667        2,905
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on the
date on which the notional amount is reduced to
zero or the date on which the assets securing the
reference obligation are liquidated, the fund
receives a payment of the outstanding notional
amount times 2.4625% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.           61,333        2,746
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on the
date on which the notional amount is reduced to
zero or the date on which the assets securing the
reference obligation are liquidated, the fund
receives a payment of the outstanding notional
amount times 2.475% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.           30,667          961
...............................................................................
Agreement with Goldman Sachs International
effective September 2, 2004, terminating on the
date on which the notional amount is reduced to
zero or the date on which the assets securing the
reference obligation are liquidated, the fund
receives a payment of the outstanding notional
amount times 2.6% and the fund pays in the
event of a credit default in one of the underlying
securities in the basket of BB CMBS securities.           15,333          152
...............................................................................
Agreement with JPMorgan Chase Bank, N.A.
effective April 25, 2005, maturing on June 20,
2010, to receive a quarterly payment of 3.70%
times the notional amount. Upon a credit
default event of Felcor Lodging L.P., 8 1/2, 2011,
the fund makes a payment of the proportional
notional amount times the difference between
the par value and the then-market value of
Felcor Lodging L.P., 8 1/2, 2011.                         35,000          178
------------------------------------------------------------------------------
                                                                      $12,735
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT Global Equity Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (98.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (2.1%)
.........................................................................................................................
            73,629   L-3 Communications Holdings, Inc.                                                        $5,638,509
.........................................................................................................................
           111,400   Lockheed Martin Corp.                                                                     7,226,518
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,865,027
------------------------------------------------------------------------------------------------------------------------
Automotive (1.0%)
.........................................................................................................................
            69,259   Renault SA (France)                                                                       6,088,212
------------------------------------------------------------------------------------------------------------------------
Banking (9.8%)
.........................................................................................................................
           269,075   Allied Irish Banks PLC (Ireland)                                                          5,755,360
.........................................................................................................................
           732,446   Barclays PLC (United Kingdom)                                                             7,269,627
.........................................................................................................................
           220,700   Commerce Bancorp, Inc. (S)                                                                6,689,417
.........................................................................................................................
           243,238   Credit Agricole SA (France)                                                               6,147,583
.........................................................................................................................
           451,511   Depfa Bank PLC (Ireland)                                                                  7,262,966
.........................................................................................................................
            75,602   KBC Groupe SA (Belgium)                                                                   5,959,689
.........................................................................................................................
           453,303   Royal Bank of Scotland Group PLC
                     (United Kingdom)                                                                         13,654,546
.........................................................................................................................
             8,154   Royal Bank of Scotland Group PLC
                     144A (United Kingdom)                                                                       245,618
.........................................................................................................................
           254,280   U.S. Bancorp                                                                              7,424,976
------------------------------------------------------------------------------------------------------------------------
                                                                                                              60,409,782
------------------------------------------------------------------------------------------------------------------------
Basic Materials (0.5%)
.........................................................................................................................
           161,298   Xstrata PLC (Switzerland)                                                                 3,100,166
------------------------------------------------------------------------------------------------------------------------
Beverage (0.7%)
.........................................................................................................................
           117,574   InBev NV (Belgium)                                                                        3,977,722
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.7%)
.........................................................................................................................
           170,200   Amgen, Inc. (NON)                                                                        10,290,292
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.7%)
.........................................................................................................................
           168,587   Gestevision Telecinco SA
                     (Spain) (S)                                                                               3,931,267
.........................................................................................................................
           574,340   Mediaset SpA (Italy)                                                                      6,760,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,692,137
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.0%)
.........................................................................................................................
            96,830   BASF AG (Germany)                                                                         6,419,746
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.5%)
.........................................................................................................................
           538,300   Cisco Systems, Inc. (NON)                                                                10,286,913
.........................................................................................................................
           316,580   Nokia OYJ (Finland)                                                                       5,269,989
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,556,902
------------------------------------------------------------------------------------------------------------------------
Computers (0.8%)
.........................................................................................................................
           131,400   Dell, Inc. (NON)                                                                          5,191,614
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.9%)
.........................................................................................................................
           130,370   TUI AG (Germany) (NON)                                                                    3,220,001
.........................................................................................................................
           322,812   Tyco International, Ltd.                                                                  9,426,110
.........................................................................................................................
           158,626   Vivendi Universal SA (France)                                                             4,968,994
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,615,105
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (4.0%)
.........................................................................................................................
           210,800   Countrywide Financial Corp.                                                               8,138,988
.........................................................................................................................
           111,600   Credit Saison Co., Ltd. (Japan)                                                           3,702,118
.........................................................................................................................
           378,300   MBNA Corp. (S)                                                                            9,896,328
.........................................................................................................................
           178,200   Providian Financial Corp. (NON)                                                           3,141,666
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,879,100
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
.........................................................................................................................
           200,260   Reckitt Benckiser PLC
                     (United Kingdom)                                                                          5,885,648
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.8%)
.........................................................................................................................
           197,619   Iberdrola SA (Spain)                                                                      5,197,810
------------------------------------------------------------------------------------------------------------------------
Electronics (4.7%)
.........................................................................................................................
           303,000   Freescale Semiconductor, Inc.
                     Class B (NON) (S)                                                                         6,417,540
.........................................................................................................................
           335,900   Intel Corp.                                                                               8,753,554
.........................................................................................................................
            17,810   Samsung Electronics Co., Ltd.
                     (South Korea)                                                                             8,450,498
.........................................................................................................................
           212,800   SanDisk Corp. (NON)                                                                       5,049,744
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,671,336
------------------------------------------------------------------------------------------------------------------------
Energy (1.1%)
.........................................................................................................................
           124,000   Pride International, Inc. (NON)                                                           3,186,800
.........................................................................................................................
           320,000   TonenGeneral Sekiyu KK (Japan)                                                            3,462,724
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,649,524
------------------------------------------------------------------------------------------------------------------------
Financial (3.4%)
.........................................................................................................................
            88,972   Citigroup, Inc.                                                                           4,113,176
.........................................................................................................................
           168,400   Fannie Mae                                                                                9,834,560
.........................................................................................................................
           109,100   Freddie Mac                                                                               7,116,593
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,064,329
------------------------------------------------------------------------------------------------------------------------
Food (0.6%)
.........................................................................................................................
            39,569   Groupe Danone (France)                                                                    3,470,327
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.6%)
.........................................................................................................................
           134,900   Greek Organization of Football
                     Prognostics (OPAP) SA (Greece)                                                            3,896,970
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.2%)
.........................................................................................................................
            95,900   Cardinal Health, Inc.                                                                     5,521,922
.........................................................................................................................
            52,100   CIGNA Corp.                                                                               5,576,263
.........................................................................................................................
            65,800   Express Scripts, Inc. (NON) (S)                                                           3,288,684
.........................................................................................................................
            90,500   HCA, Inc. (S)                                                                             5,128,635
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,515,504
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.0%)
.........................................................................................................................
             7,324   NVR, Inc. (NON)                                                                           5,932,440
------------------------------------------------------------------------------------------------------------------------
Insurance (5.3%)
.........................................................................................................................
           136,169   ACE, Ltd. (Bermuda)                                                                       6,107,180
.........................................................................................................................
           146,600   American International Group, Inc.                                                        8,517,460
.........................................................................................................................
            52,700   Everest Re Group, Ltd. (Barbados)                                                         4,901,100
.........................................................................................................................
           167,141   ING Groep NV (Netherlands)                                                                4,703,625
.........................................................................................................................
            48,871   Zurich Financial Services AG
                     (Switzerland)                                                                             8,398,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,627,815
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.7%)
.........................................................................................................................
            35,400   Bear Stearns Cos., Inc. (The)                                                             3,679,476
.........................................................................................................................
            69,500   Lehman Brothers Holdings, Inc.                                                            6,899,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,579,436
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
.........................................................................................................................
            66,300   Royal Caribbean Cruises, Ltd.                                                             3,206,268
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.5%)
.........................................................................................................................
           600,340   SKF AB Class B (Sweden)                                                                   6,124,199
.........................................................................................................................
           174,800   ThyssenKrupp AG (Germany)                                                                 3,030,641
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,154,840
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.1%)
.........................................................................................................................
            40,400   Becton, Dickinson and Co.                                                                 2,119,788
.........................................................................................................................
            18,800   Medtronic, Inc.                                                                             973,652
.........................................................................................................................
            17,543   Nobel Biocare Holding AG
                     (Switzerland)                                                                             3,552,645
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,646,085
------------------------------------------------------------------------------------------------------------------------
Metals (0.5%)
.........................................................................................................................
           149,889   Arcelor (Luxembourg)                                                                      2,926,142
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.8%)
.........................................................................................................................
         1,328,000   Tokyo Gas Co., Ltd. (Japan)                                                               4,963,667
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (1.2%)
.........................................................................................................................
           147,100   Canon, Inc. (Japan)                                                                       7,713,339
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (10.1%)
.........................................................................................................................
            79,000   Amerada Hess Corp.                                                                        8,414,290
.........................................................................................................................
            39,600   Burlington Resources, Inc.                                                                2,187,504
.........................................................................................................................
           223,660   Canadian Natural Resources, Ltd.
                     (Canada)                                                                                  8,109,844
.........................................................................................................................
           379,543   ExxonMobil Corp.                                                                         21,812,336
.........................................................................................................................
           137,000   Marathon Oil Corp.                                                                        7,311,690
.........................................................................................................................
           127,600   Petroleo Brasileiro SA ADR (Brazil)                                                       6,651,788
.........................................................................................................................
           100,800   Valero Energy Corp.                                                                       7,974,288
------------------------------------------------------------------------------------------------------------------------
                                                                                                              62,461,740
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (8.4%)
.........................................................................................................................
           122,200   Astellas Pharma, Inc. (Japan)                                                             4,174,755
.........................................................................................................................
           381,106   GlaxoSmithKline PLC
                     (United Kingdom)                                                                          9,197,752
.........................................................................................................................
           300,000   Johnson & Johnson                                                                        19,500,000
.........................................................................................................................
            79,601   Roche Holding AG (Switzerland)                                                           10,044,709
.........................................................................................................................
           162,900   Sankyo Co., Ltd. (Japan)                                                                  3,121,020
.........................................................................................................................
           121,000   Takeda Pharmaceutical Co., Ltd.
                     (Japan)                                                                                   5,988,959
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,027,195
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.6%)
.........................................................................................................................
           285,850   Xerox Corp. (NON) (S)                                                                     3,941,872
------------------------------------------------------------------------------------------------------------------------
Real Estate (0.4%)
.........................................................................................................................
           158,200   Friedman, Billings, Ramsey
                     Group, Inc. Class A (R) (S)                                                               2,262,260
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.3%)
.........................................................................................................................
            96,600   Darden Restaurants, Inc.                                                                  3,185,868
.........................................................................................................................
           175,100   McDonald's Corp.                                                                          4,859,025
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,044,893
------------------------------------------------------------------------------------------------------------------------
Retail (4.1%)
.........................................................................................................................
            42,700   Abercrombie & Fitch Co. Class A                                                           2,933,490
.........................................................................................................................
            38,290   AutoZone, Inc. (NON) (S)                                                                  3,540,293
.........................................................................................................................
         1,362,055   Dixons Group PLC (United Kingdom)                                                         3,820,638
.........................................................................................................................
           113,350   Hennes & Mauritz AB Class B
                     (Sweden)                                                                                  3,982,966
.........................................................................................................................
            88,431   Lowe's Cos., Inc.                                                                         5,148,453
.........................................................................................................................
           142,200   Michaels Stores, Inc.                                                                     5,882,814
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,308,654
------------------------------------------------------------------------------------------------------------------------
Schools (0.6%)
.........................................................................................................................
            47,000   Apollo Group, Inc. Class A (NON) (S)                                                      3,676,340
------------------------------------------------------------------------------------------------------------------------
Shipping (0.3%)
.........................................................................................................................
           474,000   Orient Overseas International, Ltd.
                     (Hong Kong)                                                                               2,065,149
------------------------------------------------------------------------------------------------------------------------
Software (3.6%)
.........................................................................................................................
            98,600   Adobe Systems, Inc.                                                                       2,821,932
.........................................................................................................................
           530,300   Microsoft Corp. (SEG)                                                                    13,172,652
.........................................................................................................................
           455,700   Oracle Corp. (NON)                                                                        6,015,240
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,009,824
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.5%)
.........................................................................................................................
            75,100   Fiserv, Inc. (NON)                                                                        3,225,545
------------------------------------------------------------------------------------------------------------------------
Telecommunications (3.6%)
.........................................................................................................................
           158,923   France Telecom SA (France)                                                                4,618,339
.........................................................................................................................
            55,200   NII Holdings, Inc. (NON)                                                                  3,529,488
.........................................................................................................................
            69,130   TDC A/S (Denmark)                                                                         2,960,499
.........................................................................................................................
         4,660,549   Vodafone Group PLC (United Kingdom)                                                      11,327,835
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,436,161
------------------------------------------------------------------------------------------------------------------------
Telephone (2.0%)
.........................................................................................................................
         2,654,300   China Netcom Group Corp. (Hong Kong),
                     Ltd. (Hong Kong)                                                                          3,851,385
.........................................................................................................................
           244,419   Koninklijke (Royal) KPN NV
                     (Netherlands)                                                                             2,047,796
.........................................................................................................................
           233,637   Koninklijke (Royal) KPN NV 144A
                     (Netherlands)                                                                             1,957,462
.........................................................................................................................
           272,400   Tele Norte Leste Participacoes SA
                     ADR (Brazil)                                                                              4,535,460
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,392,103
------------------------------------------------------------------------------------------------------------------------
Tobacco (3.3%)
.........................................................................................................................
           195,521   Altria Group, Inc.                                                                       12,642,388
.........................................................................................................................
               592   Japan Tobacco, Inc. (Japan)                                                               7,898,346
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,540,734
------------------------------------------------------------------------------------------------------------------------
Transportation (1.2%)
.........................................................................................................................
            38,490   Societes Des Autoroutes
                     Paris-Rhin-Rhone (France)                                                                 2,280,923
.........................................................................................................................
           196,961   TNT NV (Netherlands)                                                                      4,988,672
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,269,595
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.6%)
.........................................................................................................................
           105,933   Veolia Environnement (France)                                                             3,966,878
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $545,883,488)                                                                    $606,816,228
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
        12,346,635   Putnam Prime Money Market Fund (e)                                                      $12,346,635
.........................................................................................................................
       $15,570,272   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                      15,565,026
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $27,911,661)                                                                      $27,911,661
 -----------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $573,795,149)                                                                    $634,727,889
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2005:
(as a percentage of Portfolio Value)
------------------------------------------------------------------------------
Barbados                                                                  0.8%
...............................................................................
Belgium                                                                   1.6
...............................................................................
Bermuda                                                                   1.0
...............................................................................
Brazil                                                                    1.8
...............................................................................
Canada                                                                    1.3
...............................................................................
Denmark                                                                   0.5
...............................................................................
Finland                                                                   0.9
...............................................................................
France                                                                    5.1
...............................................................................
Germany                                                                   2.0
...............................................................................
Greece                                                                    0.6
...............................................................................
Hong Kong                                                                 1.0
...............................................................................
Ireland                                                                   2.1
...............................................................................
Italy                                                                     1.1
...............................................................................
Japan                                                                     6.6
...............................................................................
Luxembourg                                                                0.5
...............................................................................
Netherlands                                                               2.2
...............................................................................
South Korea                                                               1.3
...............................................................................
Spain                                                                     1.5
...............................................................................
Sweden                                                                    1.6
...............................................................................
Switzerland                                                               4.1
...............................................................................
United Kingdom                                                            8.3
...............................................................................
United States                                                            54.1
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------

Forward Currency Contracts to Buy at June 30, 2005 (Unaudited)
(aggregate face value $109,232,510)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar         $41,886,596  $42,190,116     7/20/05      $(303,520)
...............................................................................
British Pound              31,310,440   31,722,398     9/21/05       (411,958)
...............................................................................
Canadian Dollar            14,391,625   14,247,073     7/20/05        144,552
...............................................................................
Euro                        6,129,981    6,191,870     9/21/05        (61,889)
...............................................................................
Japanese Yen                7,728,705    8,050,036     8/17/05       (321,331)
...............................................................................
Norwegian Krone             3,592,065    3,666,364     9/21/05        (74,299)
...............................................................................
Swiss Franc                 3,071,470    3,164,653     9/21/05        (93,183)
------------------------------------------------------------------------------
                                                                  $(1,121,628)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2005 (Unaudited)
(aggregate face value $79,990,131)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar          $4,545,163   $4,535,610     7/20/05        $(9,553)
...............................................................................
British Pound               1,742,804    1,773,179     9/21/05         30,375
...............................................................................
Canadian Dollar             4,775,343    4,690,858     7/20/05        (84,485)
...............................................................................
Euro                       47,712,388   48,237,943     9/21/05        525,555
...............................................................................
Japanese Yen                3,085,163    3,135,672     8/17/05         50,509
...............................................................................
Mexican Peso                2,875,196    2,713,701     7/20/05       (161,495)
...............................................................................
Swedish Krona               6,253,195    6,537,405     9/21/05        284,210
...............................................................................
Swiss Franc                 8,294,690    8,365,763     9/21/05         71,073
------------------------------------------------------------------------------
                                                                     $706,189
------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                            Number of               Expiration   Appreciation/
                            Contracts        Value        Date  (Depreciation)
...............................................................................
Dow Jones Euro
STOXX 50 (Long)                    43   $1,664,607      Sep-05        $18,088
...............................................................................
New Financial Times Stock
Exchange 100 Index (Long)          17    1,560,389      Sep-05         16,096
...............................................................................
S&P 500 Index (Long)               15    4,483,125      Sep-05        (56,681)
...............................................................................
Tokyo Price Index (Long)           11    1,166,125      Sep-05         34,572
------------------------------------------------------------------------------
                                                                      $12,075
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT Growth and Income Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (99.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (4.0%)
.........................................................................................................................
         1,186,500   Boeing Co. (The)                                                                        $78,309,000
.........................................................................................................................
         1,404,800   Lockheed Martin Corp.                                                                    91,129,376
.........................................................................................................................
           517,000   United Technologies Corp.                                                                26,547,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                             195,986,326
------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
.........................................................................................................................
           575,900   Southwest Airlines Co.                                                                    8,022,287
------------------------------------------------------------------------------------------------------------------------
Automotive (0.5%)
.........................................................................................................................
           605,200   Lear Corp. (S)                                                                           22,017,176
------------------------------------------------------------------------------------------------------------------------
Banking (7.7%)
.........................................................................................................................
         3,878,400   Bank of America Corp.                                                                   176,893,824
.........................................................................................................................
           166,800   Commerce Bancorp, Inc. (S)                                                                5,055,708
.........................................................................................................................
           429,100   State Street Corp.                                                                       20,704,075
.........................................................................................................................
         2,966,500   U.S. Bancorp                                                                             86,621,800
.........................................................................................................................
           594,900   Wachovia Corp.                                                                           29,507,040
.........................................................................................................................
           911,400   Wells Fargo & Co.                                                                        56,124,012
------------------------------------------------------------------------------------------------------------------------
                                                                                                             374,906,459
------------------------------------------------------------------------------------------------------------------------
Beverage (1.4%)
.........................................................................................................................
         1,147,500   Coca-Cola Co. (The)                                                                      47,908,125
.........................................................................................................................
           836,000   Coca-Cola Enterprises, Inc. (S)                                                          18,400,360
.........................................................................................................................
            34,300   PepsiCo, Inc.                                                                             1,849,799
------------------------------------------------------------------------------------------------------------------------
                                                                                                              68,158,284
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.8%)
.........................................................................................................................
         2,126,300   Masco Corp.                                                                              67,531,288
.........................................................................................................................
           276,800   Vulcan Materials Co.                                                                     17,989,232
------------------------------------------------------------------------------------------------------------------------
                                                                                                              85,520,520
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.8%)
.........................................................................................................................
            86,300   Avery Dennison Corp. (S)                                                                  4,570,448
.........................................................................................................................
           424,400   Dow Chemical Co. (The)                                                                   18,898,532
.........................................................................................................................
           484,400   E.I. du Pont de Nemours & Co.                                                            20,834,044
.........................................................................................................................
           328,640   Hercules, Inc. (NON) (S)                                                                  4,650,256
.........................................................................................................................
           503,400   Huntsman Corp. (NON) (S)                                                                 10,203,918
.........................................................................................................................
           448,118   PPG Industries, Inc. (S)                                                                 28,123,886
------------------------------------------------------------------------------------------------------------------------
                                                                                                              87,281,084
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.2%)
.........................................................................................................................
         2,574,400   Cendant Corp. (S)                                                                        57,589,328
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.5%)
.........................................................................................................................
         1,188,200   Cisco Systems, Inc. (NON)                                                                22,706,502
------------------------------------------------------------------------------------------------------------------------
Computers (3.5%)
.........................................................................................................................
         3,561,010   Hewlett-Packard Co.                                                                      83,719,345
.........................................................................................................................
         1,027,900   IBM Corp. (S)                                                                            76,270,180
.........................................................................................................................
         3,022,200   Sun Microsystems, Inc. (NON) (S)                                                         11,272,806
------------------------------------------------------------------------------------------------------------------------
                                                                                                             171,262,331
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.2%)
.........................................................................................................................
         3,642,400   Tyco International, Ltd. (S)                                                            106,358,080
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.9%)
.........................................................................................................................
           812,400   Capital One Financial Corp.                                                              65,000,124
.........................................................................................................................
         1,202,900   Countrywide Financial Corp. (S)                                                          46,443,969
.........................................................................................................................
         1,587,100   Providian Financial Corp. (NON)                                                          27,980,573
------------------------------------------------------------------------------------------------------------------------
                                                                                                             139,424,666
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.1%)
.........................................................................................................................
           270,000   Kimberly-Clark Corp. (S)                                                                 16,899,300
.........................................................................................................................
         1,662,000   Procter & Gamble Co. (The)                                                               87,670,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                             104,569,800
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.1%)
.........................................................................................................................
           762,700   Service Corporation International                                                         6,116,854
------------------------------------------------------------------------------------------------------------------------
Containers (0.1%)
.........................................................................................................................
           180,360   Owens-Illinois, Inc. (NON)                                                                4,518,018
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (4.1%)
.........................................................................................................................
           285,300   Dominion Resources, Inc. (S)                                                             20,938,167
.........................................................................................................................
           376,800   Entergy Corp. (S)                                                                        28,467,240
.........................................................................................................................
           716,550   Exelon Corp. (S)                                                                         36,780,512
.........................................................................................................................
           336,600   FPL Group, Inc. (S)                                                                      14,157,396
.........................................................................................................................
           108,400   Great Plains Energy, Inc.                                                                 3,456,876
.........................................................................................................................
         1,768,700   PG&E Corp.                                                                               66,396,998
.........................................................................................................................
           351,500   PPL Corp.                                                                                20,872,070
.........................................................................................................................
           684,800   Sierra Pacific Resources (NON) (S)                                                        8,525,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                             199,595,019
------------------------------------------------------------------------------------------------------------------------
Electronics (2.0%)
.........................................................................................................................
         1,937,400   Intel Corp.                                                                              50,488,644
.........................................................................................................................
         2,436,200   Motorola, Inc. (S)                                                                       44,485,012
.........................................................................................................................
         1,045,200   Solectron Corp. (NON)                                                                     3,961,308
------------------------------------------------------------------------------------------------------------------------
                                                                                                              98,934,964
------------------------------------------------------------------------------------------------------------------------
Financial (6.2%)
.........................................................................................................................
         3,804,100   Citigroup, Inc.                                                                         175,863,543
.........................................................................................................................
         1,216,900   Fannie Mae                                                                               71,066,960
.........................................................................................................................
           855,000   Freddie Mac                                                                              55,771,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                             302,702,153
------------------------------------------------------------------------------------------------------------------------
Food (1.1%)
.........................................................................................................................
           762,800   General Mills, Inc.                                                                      35,691,412
.........................................................................................................................
         1,163,200   Tyson Foods, Inc. Class A (S)                                                            20,704,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                              56,396,372
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.0%)
.........................................................................................................................
           344,100   Smurfit-Stone Container Corp. (NON) (S)                                                   3,499,497
.........................................................................................................................
           704,000   Weyerhaeuser Co.                                                                         44,809,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              48,309,097
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.1%)
.........................................................................................................................
           163,900   GTECH Holdings Corp.                                                                      4,792,436
------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.8%)
.........................................................................................................................
           453,900   AmerisourceBergen Corp. (S)                                                              31,387,185
.........................................................................................................................
           787,400   Cardinal Health, Inc. (S)                                                                45,338,492
.........................................................................................................................
           388,700   CIGNA Corp.                                                                              41,602,561
.........................................................................................................................
           397,200   Express Scripts, Inc. (NON) (S)                                                          19,852,056
.........................................................................................................................
           138,900   HCA, Inc. (S)                                                                             7,871,463
.........................................................................................................................
           521,400   Humana, Inc. (NON) (S)                                                                   20,720,436
.........................................................................................................................
           356,100   McKesson Corp.                                                                           15,949,719
------------------------------------------------------------------------------------------------------------------------
                                                                                                             182,721,912
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.7%)
.........................................................................................................................
           513,200   Lennar Corp. (S)                                                                         32,562,540
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.1%)
.........................................................................................................................
            49,400   Whirlpool Corp. (S)                                                                       3,463,434
------------------------------------------------------------------------------------------------------------------------
Insurance (7.5%)
.........................................................................................................................
         1,757,900   ACE, Ltd. (Bermuda)                                                                      78,841,815
.........................................................................................................................
         1,426,600   American International Group, Inc.                                                       82,885,460
.........................................................................................................................
           488,200   Chubb Corp. (The) (S)                                                                    41,794,802
.........................................................................................................................
           610,100   Hartford Financial Services
                     Group, Inc. (The) (S)                                                                    45,623,278
.........................................................................................................................
         1,012,100   MetLife, Inc. (S)                                                                        45,483,774
.........................................................................................................................
           928,358   St. Paul Travelers Cos., Inc.
                     (The) (S)                                                                                36,697,992
.........................................................................................................................
           437,200   XL Capital, Ltd. Class A (Bermuda)                                                       32,536,424
------------------------------------------------------------------------------------------------------------------------
                                                                                                             363,863,545
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.3%)
.........................................................................................................................
           109,000   Goldman Sachs Group, Inc. (The)                                                          11,120,180
.........................................................................................................................
           505,100   Lehman Brothers Holdings, Inc.                                                           50,146,328
.........................................................................................................................
           856,600   Merrill Lynch & Co., Inc.                                                                47,121,566
.........................................................................................................................
           981,902   Morgan Stanley                                                                           51,520,398
------------------------------------------------------------------------------------------------------------------------
                                                                                                             159,908,472
------------------------------------------------------------------------------------------------------------------------
Leisure (0.8%)
.........................................................................................................................
           738,800   Brunswick Corp. (S)                                                                      32,004,816
.........................................................................................................................
           191,000   Harley-Davidson, Inc.                                                                     9,473,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,478,416
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
.........................................................................................................................
           276,800   Royal Caribbean Cruises, Ltd.                                                            13,386,048
------------------------------------------------------------------------------------------------------------------------
Machinery (0.7%)
.........................................................................................................................
           150,700   Cummins, Inc.                                                                            11,243,727
.........................................................................................................................
           365,500   Parker-Hannifin Corp. (S)                                                                22,664,655
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,908,382
------------------------------------------------------------------------------------------------------------------------
Manufacturing (4.0%)
.........................................................................................................................
           610,500   Dover Corp.                                                                              22,209,990
.........................................................................................................................
         4,064,000   General Electric Co.                                                                    140,817,600
.........................................................................................................................
           424,600   Ingersoll-Rand Co., Ltd. Class A
                     (Bermuda)                                                                                30,295,210
------------------------------------------------------------------------------------------------------------------------
                                                                                                             193,322,800
------------------------------------------------------------------------------------------------------------------------
Media (1.0%)
.........................................................................................................................
           146,200   Time Warner, Inc. (NON)                                                                   2,443,002
.........................................................................................................................
         1,747,400   Walt Disney Co. (The) (S)                                                                43,999,532
------------------------------------------------------------------------------------------------------------------------
                                                                                                              46,442,534
------------------------------------------------------------------------------------------------------------------------
Metals (1.1%)
.........................................................................................................................
         1,758,500   Alcoa, Inc.                                                                              45,949,605
.........................................................................................................................
           166,200   United States Steel Corp. (S)                                                             5,712,294
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,661,899
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.4%)
.........................................................................................................................
           336,900   Sempra Energy                                                                            13,917,339
.........................................................................................................................
           217,500   Southern Union Co. (NON)                                                                  5,339,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,256,964
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (10.2%)
.........................................................................................................................
           456,200   Amerada Hess Corp.                                                                       48,589,862
.........................................................................................................................
         2,381,800   ChevronTexaco Corp.                                                                     133,190,256
.........................................................................................................................
           182,600   ConocoPhillips                                                                           10,497,674
.........................................................................................................................
           441,300   Devon Energy Corp. (S)                                                                   22,365,084
.........................................................................................................................
         3,210,600   ExxonMobil Corp.                                                                        184,513,182
.........................................................................................................................
           884,146   Marathon Oil Corp. (S)                                                                   47,186,872
.........................................................................................................................
           229,400   Sunoco, Inc.                                                                             26,078,192
.........................................................................................................................
           363,700   Unocal Corp. (S)                                                                         23,658,685
------------------------------------------------------------------------------------------------------------------------
                                                                                                             496,079,807
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (7.7%)
.........................................................................................................................
           825,000   Abbott Laboratories (S)                                                                  40,433,250
.........................................................................................................................
         1,719,700   Johnson & Johnson                                                                       111,780,500
.........................................................................................................................
           362,800   King Pharmaceuticals, Inc. (NON) (S)                                                      3,780,376
.........................................................................................................................
           338,300   Merck & Co., Inc. (S)                                                                    10,419,640
.........................................................................................................................
         5,945,500   Pfizer, Inc.                                                                            163,976,890
.........................................................................................................................
           957,600   Wyeth                                                                                    42,613,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                             373,003,856
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.9%)
.........................................................................................................................
         3,346,700   Xerox Corp. (NON)                                                                        46,150,993
------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
.........................................................................................................................
           144,100   R. R. Donnelley & Sons Co.                                                                4,972,891
------------------------------------------------------------------------------------------------------------------------
Railroads (0.8%)
.........................................................................................................................
           181,500   Canadian National Railway Co.
                     (Toronto Exchange) (Canada)                                                              10,463,475
.........................................................................................................................
           992,500   Norfolk Southern Corp.                                                                   30,727,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              41,191,275
------------------------------------------------------------------------------------------------------------------------
Real Estate (--%)
.........................................................................................................................
            49,300   Health Care Property
                     Investors, Inc. (R) (S)                                                                   1,333,072
------------------------------------------------------------------------------------------------------------------------
Regional Bells (1.0%)
.........................................................................................................................
            95,870   SBC Communications, Inc.                                                                  2,276,913
.........................................................................................................................
         1,318,200   Verizon Communications, Inc.                                                             45,543,810
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,820,723
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.7%)
.........................................................................................................................
         3,043,600   McDonald's Corp.                                                                         84,459,900
------------------------------------------------------------------------------------------------------------------------
Retail (4.5%)
.........................................................................................................................
           166,500   AutoZone, Inc. (NON)                                                                     15,394,590
.........................................................................................................................
           591,100   Best Buy Co., Inc. (S)                                                                   40,519,905
.........................................................................................................................
         1,157,900   Home Depot, Inc. (The)                                                                   45,042,310
.........................................................................................................................
           148,500   Limited Brands, Inc.                                                                      3,180,870
.........................................................................................................................
           276,300   Nordstrom, Inc.                                                                          18,780,111
.........................................................................................................................
         1,878,700   Office Depot, Inc. (NON) (S)                                                             42,909,508
.........................................................................................................................
         5,486,300   Rite Aid Corp. (NON)                                                                     22,932,734
.........................................................................................................................
            44,700   Sears Holdings Corp. (NON) (S)                                                            6,699,189
.........................................................................................................................
           740,300   Supervalu, Inc.                                                                          24,141,183
------------------------------------------------------------------------------------------------------------------------
                                                                                                             219,600,400
------------------------------------------------------------------------------------------------------------------------
Shipping (0.1%)
.........................................................................................................................
            71,300   FedEx Corp. (S)                                                                           5,776,013
------------------------------------------------------------------------------------------------------------------------
Software (0.7%)
.........................................................................................................................
         2,562,200   Oracle Corp. (NON)                                                                       33,821,040
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.6%)
.........................................................................................................................
         1,123,800   Sprint Corp. (FON Group) (S)                                                             28,196,142
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.5%)
.........................................................................................................................
         1,890,600   Altria Group, Inc.                                                                      122,246,195
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $3,760,381,991)                                                                $4,811,797,009
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) (a) (cost $11,083,193)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
           230,000   Ford Motor Company Capital Trust II
                     $3.25 cum. cv. pfd.                                                                      $9,171,250
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
        34,417,706   Putnam Prime Money Market Fund (e)                                                      $34,417,706
.........................................................................................................................
      $119,363,629   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                     119,317,559
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $153,735,265)                                                                    $153,735,265
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $3,925,200,449)                                                                $4,974,703,524
------------------------------------------------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.





Putnam VT Growth Opportunities Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (98.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (3.9%)
.........................................................................................................................
             9,000   L-3 Communications Holdings, Inc.                                                          $689,220
.........................................................................................................................
            11,600   Lockheed Martin Corp.                                                                       752,492
.........................................................................................................................
            16,900   United Technologies Corp.                                                                   867,815
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,309,527
------------------------------------------------------------------------------------------------------------------------
Airlines (0.4%)
.........................................................................................................................
            16,600   Southwest Airlines Co.                                                                      231,238
------------------------------------------------------------------------------------------------------------------------
Banking (1.6%)
.........................................................................................................................
            11,400   Commerce Bancorp, Inc.                                                                      345,534
.........................................................................................................................
            19,800   U.S. Bancorp                                                                                578,160
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 923,694
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.7%)
.........................................................................................................................
            20,300   Amgen, Inc. (NON)                                                                         1,227,338
.........................................................................................................................
             5,900   Genzyme Corp. (NON)                                                                         354,531
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,581,869
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.5%)
.........................................................................................................................
            19,200   Masco Corp.                                                                                 609,792
.........................................................................................................................
             6,400   Sherwin Williams Co.                                                                        301,376
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 911,168
------------------------------------------------------------------------------------------------------------------------
Cable Television (1.2%)
.........................................................................................................................
            24,200   Comcast Corp. Class A (Special) (NON)                                                       724,790
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.6%)
.........................................................................................................................
             5,900   PPG Industries, Inc.                                                                        370,284
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.8%)
.........................................................................................................................
            32,600   Cendant Corp.                                                                               729,262
.........................................................................................................................
            17,300   eBay, Inc. (NON)                                                                            571,073
.........................................................................................................................
               600   Google, Inc. Class A (NON)                                                                  176,490
.........................................................................................................................
            22,100   Yahoo!, Inc. (NON)                                                                          765,765
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,242,590
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.6%)
.........................................................................................................................
            79,400   Cisco Systems, Inc. (NON)                                                                 1,517,334
------------------------------------------------------------------------------------------------------------------------
Computers (5.5%)
.........................................................................................................................
            18,200   Apple Computer, Inc. (NON)                                                                  669,942
.........................................................................................................................
            41,500   Dell, Inc. (NON)                                                                          1,639,665
.........................................................................................................................
            67,200   EMC Corp. (NON)                                                                             921,312
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,230,919
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (4.7%)
.........................................................................................................................
            17,000   Capital One Financial Corp.                                                               1,360,170
.........................................................................................................................
            26,600   Countrywide Financial Corp.                                                               1,027,026
.........................................................................................................................
            14,100   MBNA Corp.                                                                                  368,856
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,756,052
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.8%)
.........................................................................................................................
             6,700   Gillette Co. (The)                                                                          339,221
.........................................................................................................................
             3,000   Procter & Gamble Co. (The)                                                                  158,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 497,471
------------------------------------------------------------------------------------------------------------------------
Containers (0.4%)
.........................................................................................................................
             5,300   Sealed Air Corp. (NON)                                                                      263,887
------------------------------------------------------------------------------------------------------------------------
Electronics (3.6%)
.........................................................................................................................
             5,700   Amphenol Corp. Class A                                                                      228,969
.........................................................................................................................
            14,595   Freescale Semiconductor, Inc.
                     Class B (NON)                                                                               309,122
.........................................................................................................................
            47,900   Intel Corp.                                                                               1,248,274
.........................................................................................................................
            11,900   Texas Instruments, Inc.                                                                     334,033
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,120,398
------------------------------------------------------------------------------------------------------------------------
Financial (4.6%)
.........................................................................................................................
             1,600   Chicago Mercantile Exchange
                     Holdings, Inc. (The)                                                                        472,800
.........................................................................................................................
            17,900   Fannie Mae                                                                                1,045,360
.........................................................................................................................
             7,900   Freddie Mac                                                                                 515,317
.........................................................................................................................
             8,700   Investors Financial Services Corp.                                                          329,034
.........................................................................................................................
             7,500   Moody's Corp.                                                                               337,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,699,711
------------------------------------------------------------------------------------------------------------------------
Health Care Services (5.6%)
.........................................................................................................................
            12,200   Cardinal Health, Inc.                                                                       702,476
.........................................................................................................................
            10,200   Express Scripts, Inc. (NON)                                                                 509,796
.........................................................................................................................
             9,600   HCA, Inc.                                                                                   544,032
.........................................................................................................................
             7,800   Humana, Inc. (NON)                                                                          309,972
.........................................................................................................................
             4,600   Laboratory Corp. of America
                     Holdings (NON)                                                                              229,540
.........................................................................................................................
            18,900   UnitedHealth Group, Inc.                                                                    985,446
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,281,262
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.1%)
.........................................................................................................................
               800   NVR, Inc. (NON)                                                                             648,000
------------------------------------------------------------------------------------------------------------------------
Insurance (5.2%)
.........................................................................................................................
             9,400   ACE, Ltd. (Bermuda)                                                                         421,590
.........................................................................................................................
            35,100   American International Group, Inc.                                                        2,039,310
.........................................................................................................................
             6,500   Everest Re Group, Ltd. (Barbados)                                                           604,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,065,400
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.1%)
.........................................................................................................................
             8,300   Goldman Sachs Group, Inc. (The)                                                             846,766
.........................................................................................................................
             9,700   Lehman Brothers Holdings, Inc.                                                              963,016
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,809,782
------------------------------------------------------------------------------------------------------------------------
Leisure (1.0%)
.........................................................................................................................
            11,800   Harley-Davidson, Inc.                                                                       585,280
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.9%)
.........................................................................................................................
            10,900   Royal Caribbean Cruises, Ltd.                                                               527,124
------------------------------------------------------------------------------------------------------------------------
Machinery (1.3%)
.........................................................................................................................
             4,800   Cummins, Inc.                                                                               358,128
.........................................................................................................................
             7,000   Parker-Hannifin Corp.                                                                       434,070
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 792,198
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.5%)
.........................................................................................................................
             4,500   Ingersoll-Rand Co., Ltd. Class A
                     (Bermuda)                                                                                   321,075
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.2%)
.........................................................................................................................
            11,100   Becton, Dickinson and Co.                                                                   582,417
.........................................................................................................................
             6,200   Edwards Lifesciences Corp. (NON)                                                            266,724
.........................................................................................................................
            10,000   St. Jude Medical, Inc. (NON)                                                                436,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,285,241
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (8.9%)
.........................................................................................................................
             7,400   Amerada Hess Corp.                                                                          788,174
.........................................................................................................................
             9,100   Devon Energy Corp.                                                                          461,188
.........................................................................................................................
            42,800   ExxonMobil Corp.                                                                          2,459,716
.........................................................................................................................
            14,600   Marathon Oil Corp.                                                                          779,202
.........................................................................................................................
             9,400   Valero Energy Corp.                                                                         743,634
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,231,914
------------------------------------------------------------------------------------------------------------------------
Other (0.7%)
.........................................................................................................................
             3,400   S&P 500 Index Depositary Receipts
                     (SPDR Trust Series 1)                                                                       405,212
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.5%)
.........................................................................................................................
             3,800   Allergan, Inc.                                                                              323,912
.........................................................................................................................
            31,100   Johnson & Johnson                                                                         2,021,500
.........................................................................................................................
            47,400   Pfizer, Inc.                                                                              1,307,292
.........................................................................................................................
             6,800   Teva Pharmaceutical Industries,
                     Ltd. ADR (Israel)                                                                           211,752
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,864,456
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.6%)
.........................................................................................................................
            26,900   Xerox Corp. (NON)                                                                           370,951
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.6%)
.........................................................................................................................
            21,800   AES Corp. (The) (NON)                                                                       357,084
------------------------------------------------------------------------------------------------------------------------
Publishing (0.4%)
.........................................................................................................................
             6,300   R. R. Donnelley & Sons Co.                                                                  217,413
------------------------------------------------------------------------------------------------------------------------
Railroads (0.8%)
.........................................................................................................................
            14,800   Norfolk Southern Corp.                                                                      458,208
------------------------------------------------------------------------------------------------------------------------
Restaurants (2.8%)
.........................................................................................................................
            36,000   McDonald's Corp.                                                                            999,000
.........................................................................................................................
            12,500   Yum! Brands, Inc.                                                                           651,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,650,000
------------------------------------------------------------------------------------------------------------------------
Retail (7.8%)
.........................................................................................................................
             6,400   Abercrombie & Fitch Co. Class A                                                             439,680
.........................................................................................................................
             2,800   AutoZone, Inc. (NON)                                                                        258,888
.........................................................................................................................
            10,500   Best Buy Co., Inc.                                                                          719,775
.........................................................................................................................
            11,200   Coach, Inc. (NON)                                                                           375,984
.........................................................................................................................
            21,500   Home Depot, Inc. (The)                                                                      836,350
.........................................................................................................................
            11,800   Lowe's Cos., Inc.                                                                           686,996
.........................................................................................................................
             4,900   Michaels Stores, Inc.                                                                       202,713
.........................................................................................................................
            13,200   Office Depot, Inc. (NON)                                                                    301,488
.........................................................................................................................
            23,850   Staples, Inc.                                                                               508,482
.........................................................................................................................
             8,300   Supervalu, Inc.                                                                             270,663
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,601,019
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Schools (0.9%)
.........................................................................................................................
             7,200   Apollo Group, Inc. Class A (NON)                                                           $563,184
------------------------------------------------------------------------------------------------------------------------
Software (4.8%)
.........................................................................................................................
            18,400   Adobe Systems, Inc.                                                                         526,608
.........................................................................................................................
            14,500   Citrix Systems, Inc. (NON)                                                                  314,070
.........................................................................................................................
             7,500   Mercury Interactive Corp. (NON)                                                             287,700
.........................................................................................................................
            25,500   Microsoft Corp.                                                                             633,420
.........................................................................................................................
            50,800   Oracle Corp. (NON)                                                                          670,560
.........................................................................................................................
            17,300   Symantec Corp. (NON)                                                                        376,102
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,808,460
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.4%)
.........................................................................................................................
             6,700   Fair Isaac Corp.                                                                            244,550
------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
.........................................................................................................................
            21,800   Nextel Communications, Inc.
                     Class A (NON)                                                                               704,358
------------------------------------------------------------------------------------------------------------------------
Textiles (0.7%)
.........................................................................................................................
             4,600   NIKE, Inc. Class B                                                                          398,360
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.6%)
.........................................................................................................................
            23,700   Altria Group, Inc.                                                                        1,532,442
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $53,261,500)                                                                      $58,103,905
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.3%) (a) (cost $777,373)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
           777,373   Putnam Prime Money Market Fund (e)                                                         $777,373
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $54,038,873)                                                                      $58,881,278
------------------------------------------------------------------------------------------------------------------------
Total Return Swap Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------------------------------------------------
                                                                          Notional       Termination          Unrealized
                                                                            Amount              Date        Appreciation
.........................................................................................................................
Agreement with Citigroup Global
Markets Limited dated March 24,
2005 to receive/(pay) monthly the
notional amount multiplied by the
total rate of return of the Commerce
Bancorp Inc. NJ and pay semi-
annually the notional amount
multiplied by the six month USD
LIBOR-BBA plus 25 basis points.                                           $450,832           3/24/06         $10,657
.........................................................................................................................
Agreement with Citigroup Global
Markets Limited dated March 23,
2005 to receive/(pay) monthly the
notional amount multiplied by the
total rate of return of the Commerce
Bancorp Inc. NJ and pay semi-
annually the notional amount
multiplied by the six month USD
LIBOR-BBA plus 25 basis points.                                            291,232           3/23/06           5,089
------------------------------------------------------------------------------------------------------------------------
                                                                                                             $15,746
------------------------------------------------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT Health Sciences Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (98.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Biotechnology (19.1%)
.........................................................................................................................
           390,200   Amgen, Inc. (NON)                                                                       $23,591,492
.........................................................................................................................
            96,400   Amylin Pharmaceuticals, Inc. (NON) (S)                                                    2,017,652
.........................................................................................................................
           194,400   Biogen Idec, Inc. (NON)                                                                   6,697,080
.........................................................................................................................
            51,700   Charles River Laboratories
                     International, Inc. (NON)                                                                 2,494,525
.........................................................................................................................
           100,400   Chiron Corp. (NON) (S)                                                                    3,502,956
.........................................................................................................................
           203,000   Genentech, Inc. (NON)                                                                    16,296,840
.........................................................................................................................
            98,900   Genzyme Corp. (NON)                                                                       5,942,901
.........................................................................................................................
            22,600   Idenix Pharmaceuticals, Inc. (NON) (S)                                                      489,968
.........................................................................................................................
            26,000   Neurocrine Biosciences, Inc. (NON) (S)                                                    1,093,560
.........................................................................................................................
             1,100   Nexia Biotechnologies, Inc.
                     (Canada)                                                                                        130
.........................................................................................................................
            23,800   Nexia Biotechnologies, Inc. 144A
                     (Canada) (NON)                                                                                2,818
.........................................................................................................................
            72,500   PerkinElmer, Inc.                                                                         1,370,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                              63,500,172
------------------------------------------------------------------------------------------------------------------------
Consumer Services (--%)
.........................................................................................................................
             9,900   Stewart Enterprises, Inc. Class A                                                            64,746
------------------------------------------------------------------------------------------------------------------------
Health Care Services (17.0%)
.........................................................................................................................
            21,200   AMERIGROUP Corp. (NON)                                                                      852,240
.........................................................................................................................
            88,000   AmerisourceBergen Corp.                                                                   6,085,200
.........................................................................................................................
           234,900   Cardinal Health, Inc.                                                                    13,525,542
.........................................................................................................................
            37,200   CIGNA Corp.                                                                               3,981,516
.........................................................................................................................
            35,100   Coventry Health Care, Inc. (NON) (S)                                                      2,483,325
.........................................................................................................................
           151,400   HCA, Inc. (S)                                                                             8,579,838
.........................................................................................................................
           146,600   Health Management Associates, Inc.
                     Class A (S)                                                                               3,837,988
.........................................................................................................................
            80,800   Medco Health Solutions, Inc. (NON) (S)                                                    4,311,488
.........................................................................................................................
            29,500   PacifiCare Health Systems, Inc. (NON)                                                     2,107,775
.........................................................................................................................
            42,600   Quest Diagnostics, Inc.                                                                   2,269,302
.........................................................................................................................
            63,400   Triad Hospitals, Inc. (NON)                                                               3,464,176
.........................................................................................................................
            74,200   WellPoint, Inc. (NON)                                                                     5,167,288
------------------------------------------------------------------------------------------------------------------------
                                                                                                              56,665,678
------------------------------------------------------------------------------------------------------------------------
Medical Technology (15.1%)
.........................................................................................................................
           145,800   Baxter International, Inc.                                                                5,409,180
.........................................................................................................................
            24,200   Beckman Coulter, Inc.                                                                     1,538,394
.........................................................................................................................
            72,300   Becton, Dickinson and Co.                                                                 3,793,581
.........................................................................................................................
           142,500   Boston Scientific Corp. (NON)                                                             3,847,500
.........................................................................................................................
            35,300   C.R. Bard, Inc.                                                                           2,347,803
.........................................................................................................................
            24,400   Edwards Lifesciences Corp. (NON)                                                          1,049,688
.........................................................................................................................
           290,000   Medtronic, Inc.                                                                          15,019,100
.........................................................................................................................
            12,500   Nobel Biocare Holding AG (Stockholm
                     Stock Exchange) (Switzerland)                                                             2,531,384
.........................................................................................................................
               250   Nobel Biocare Holding AG (SWX Swiss
                     Stock Exchange) (Switzerland)                                                                50,345
.........................................................................................................................
            23,200   Respironics, Inc. (NON)                                                                     837,752
.........................................................................................................................
           221,900   St. Jude Medical, Inc. (NON)                                                              9,677,059
.........................................................................................................................
            39,700   Synthes, Inc. (Switzerland)                                                               4,353,235
------------------------------------------------------------------------------------------------------------------------
                                                                                                              50,455,021
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (47.0%)
.........................................................................................................................
           245,000   Abbott Laboratories                                                                     $12,007,450
.........................................................................................................................
            59,800   Allergan, Inc. (S)                                                                        5,097,352
.........................................................................................................................
           129,000   Astellas Pharma, Inc. (Japan)                                                             4,407,065
.........................................................................................................................
            60,529   Aurobindo Pharma, Ltd. (India)                                                              426,811
.........................................................................................................................
            74,600   Barr Pharmaceuticals, Inc. (NON)                                                          3,636,004
.........................................................................................................................
             5,000   Basilea Pharmaceutical 144A
                     (Switzerland) (NON)                                                                         354,034
.........................................................................................................................
            26,000   Cephalon, Inc. (NON)                                                                      1,035,060
.........................................................................................................................
           214,900   Eli Lilly Co.                                                                            11,972,079
.........................................................................................................................
           204,200   GlaxoSmithKline PLC ADR
                     (United Kingdom)                                                                          9,905,742
.........................................................................................................................
           427,100   Johnson & Johnson (S)                                                                    27,761,500
.........................................................................................................................
           101,800   Matrix Laboratories, Ltd. (India)                                                           452,978
.........................................................................................................................
           370,500   Novartis AG (Switzerland)                                                                17,608,612
.........................................................................................................................
            16,800   Par Pharmaceutical Cos., Inc. (NON)                                                         534,408
.........................................................................................................................
           519,000   Pfizer, Inc.                                                                             14,314,020
.........................................................................................................................
           122,512   Roche Holding AG (Switzerland)                                                           15,459,573
.........................................................................................................................
           233,000   Sankyo Co., Ltd. (Japan) (S)                                                              4,464,075
.........................................................................................................................
            78,300   Takeda Pharmaceutical Co., Ltd.
                     (Japan)                                                                                   3,875,500
.........................................................................................................................
           116,300   Teva Pharmaceutical Industries,
                     Ltd. ADR (Israel) (S)                                                                     3,621,582
.........................................................................................................................
           446,500   Wyeth                                                                                    19,869,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                             156,803,095
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $267,948,033)                                                                    $327,488,712
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (8.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
       $21,995,800   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005(d)                                                      $21,987,813
.........................................................................................................................
         6,082,357   Putnam Prime Money Market Fund (e)                                                        6,082,357
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $28,070,170)                                                                      $28,070,170
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $296,018,203)                                                                    $355,558,882
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2005:
(as a percentage of Market Value) (Unaudited)
------------------------------------------------------------------------------
Israel                                                                    1.1%
...............................................................................
Japan                                                                     3.8
...............................................................................
Switzerland                                                              12.1
...............................................................................
United Kingdom                                                            3.0
...............................................................................
United States                                                            79.8
...............................................................................
Other                                                                     0.2
...............................................................................
Total                                                                   100.0%
------------------------------------------------------------------------------

Forward Currency Contracts to Buy at June 30, 2005 (Unaudited)
(aggregate face value $26,519,793)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar            $906,596     $906,203     7/20/05           $393
...............................................................................
British Pound              10,808,523   10,949,894     9/21/05       (141,371)
...............................................................................
Canadian Dollar               672,995      675,545     7/20/05         (2,550)
...............................................................................
Danish Krone                1,625,768    1,651,654     9/21/05        (25,886)
...............................................................................
Euro                       12,173,512   12,336,497     9/21/05       (162,985)
------------------------------------------------------------------------------
                                                                    $(332,399)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2005 (Unaudited)
(aggregate face value $24,883,645)
------------------------------------------------------------------------------
                                         Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Appreciation
...............................................................................
Japanese Yen               $3,098,410   $3,261,243     8/17/05       $162,833
...............................................................................
Swiss Franc                21,090,402   21,622,402     9/21/05        532,000
------------------------------------------------------------------------------
                                                                     $694,833
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT High Yield Fund

The fund's portfolio
June 30, 2005 (Unaudited)

CORPORATE BONDS AND NOTES (86.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.3%)
.........................................................................................................................
          $690,000   Interpublic Group of Companies,
                     Inc. notes 6 1/4s, 2014                                                                    $644,332
.........................................................................................................................
         1,035,000   Lamar Media Corp. company
                     guaranty 7 1/4s, 2013                                                                     1,091,925
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,736,257
------------------------------------------------------------------------------------------------------------------------
Automotive (2.3%)
.........................................................................................................................
           555,000   Affinia Group, Inc. 144A
                     sr. sub. notes 9s, 2014                                                                     466,200
.........................................................................................................................
           535,000   ArvinMeritor, Inc. notes 8 3/4s,
                     2012                                                                                        557,738
.........................................................................................................................
           315,000   Dana Corp. notes 10 1/8s, 2010                                                              328,313
.........................................................................................................................
         1,925,000   Dana Corp. notes 9s, 2011                                                                 2,156,000
.........................................................................................................................
           170,000   Dana Corp. notes 7s, 2029                                                                   148,513
.........................................................................................................................
           400,000   Delco Remy International, Inc.
                     company guaranty 11s, 2009                                                                  368,000
.........................................................................................................................
           980,000   Delco Remy International, Inc.
                     sr. sub. notes 9 3/8s, 2012                                                                 784,000
.........................................................................................................................
           780,000   Dura Operating Corp. company
                     guaranty Ser. B, 8 5/8s, 2012                                                               702,000
.........................................................................................................................
         2,540,000   Ford Motor Credit Corp.
                     notes 7 7/8s, 2010                                                                        2,510,033
.........................................................................................................................
         1,090,000   Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                               1,127,104
.........................................................................................................................
           770,000   Meritor Automotive, Inc.
                     notes 6.8s, 2009                                                                            762,300
.........................................................................................................................
           985,000   Tenneco Automotive, Inc. company
                     guaranty 8 5/8s, 2014                                                                       989,925
.........................................................................................................................
         2,425,000   Tenneco Automotive, Inc. sec.
                     notes Ser. B, 10 1/4s, 2013                                                               2,740,250
.........................................................................................................................
           725,000   TRW Automotive Inc.
                     sr. sub. notes 11s, 2013                                                                    833,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,474,126
------------------------------------------------------------------------------------------------------------------------
Basic Materials (8.6%)
.........................................................................................................................
         1,165,000   Acetex Corp. sr. notes 10 7/8s,
                     2009 (Canada)                                                                             1,229,075
.........................................................................................................................
           650,000   AK Steel Corp. company
                     guaranty 7 3/4s, 2012                                                                       549,250
.........................................................................................................................
         1,190,000   ALROSA Finance SA 144A company
                     guaranty 8 7/8s, 2014 (Luxembourg)                                                        1,344,700
.........................................................................................................................
         1,025,000   BCP Crystal US Holdings Corp.
                     sr. sub. notes 9 5/8s, 2014                                                               1,148,000
.........................................................................................................................
           625,000   Century Aluminum Co. company
                     guaranty 7 1/2s, 2014                                                                       617,188
.........................................................................................................................
         1,265,000   Chaparral Steel Co. 144A
                     sr. unsecd. notes 10s, 2013                                                               1,274,488
.........................................................................................................................
EUR        525,000   Cognis Holding GmbH & Co. 144A
                     sr. notes 9 1/2s, 2014 (Germany)                                                            686,354
.........................................................................................................................
          $655,000   Compass Minerals Group, Inc.
                     company guaranty 10s, 2011                                                                  713,950
.........................................................................................................................
           535,000   Compass Minerals
                     International, Inc. sr. disc.
                     notes stepped-coupon Ser. B, zero %
                     (12s, 6/1/08), 2013 (STP)                                                                   446,725
.........................................................................................................................
         2,275,000   Compass Minerals International, Inc.
                     sr. notes stepped-coupon zero %
                     (12 3/4s, 12/15/07), 2012 (STP)                                                           1,979,250
.........................................................................................................................
           790,000   Crystal US Holdings, LLC sr. disc.
                     notes stepped-coupon Ser. A, zero %,
                     2014                                                                                        556,950
.........................................................................................................................
         1,075,000   Equistar Chemicals LP notes 8 3/4s,
                     2009                                                                                      1,131,438
.........................................................................................................................
         3,230,000   Equistar Chemicals LP/Equistar
                     Funding Corp. company
                     guaranty 10 1/8s, 2008                                                                    3,496,475
.........................................................................................................................
           625,000   Georgia-Pacific Corp. bonds 7 3/4s,
                     2029                                                                                        702,344
.........................................................................................................................
           535,000   Georgia-Pacific Corp. company
                     guaranty 8 7/8s, 2010                                                                       607,225
.........................................................................................................................
           875,000   Georgia-Pacific Corp. debs. 7.7s,
                     2015                                                                                        997,500
.........................................................................................................................
         1,155,000   Georgia-Pacific Corp. sr. notes 8s,
                     2024                                                                                      1,328,250
.........................................................................................................................
         1,470,000   Gerdau Ameristeel Corp.
                     sr. notes 10 3/8s, 2011 (Canada)                                                          1,594,950
.........................................................................................................................
           920,000   Hercules, Inc. company
                     guaranty 11 1/8s, 2007                                                                    1,038,450
.........................................................................................................................
         1,480,000   Hercules, Inc. company
                     guaranty 6 3/4s, 2029                                                                     1,435,600
.........................................................................................................................
           190,000   Huntsman Advanced Materials, LLC
                     sec. FRN 10.89s, 2008                                                                       199,975
.........................................................................................................................
            55,000   Huntsman Advanced Materials, LLC
                     sec. notes 11s, 2010                                                                         62,150
.........................................................................................................................
         1,465,000   Huntsman International, LLC company
                     guaranty 10 1/8s, 2009                                                                    1,507,119
.........................................................................................................................
           519,000   Huntsman, LLC company
                     guaranty 11 5/8s, 2010                                                                      607,879
.........................................................................................................................
           408,000   Huntsman, LLC company
                     guaranty 11 1/2s, 2012                                                                      478,380
.........................................................................................................................
         1,620,000   Innophos, Inc. 144A
                     sr. sub. notes 8 7/8s, 2014                                                               1,652,400
.........................................................................................................................
         1,550,000   ISP Chemco, Inc. company
                     guaranty Ser. B, 10 1/4s, 2011                                                            1,677,875
.........................................................................................................................
           725,000   Jefferson Smurfit Corp. company
                     guaranty 8 1/4s, 2012                                                                       728,625
.........................................................................................................................
            75,000   Jefferson Smurfit Corp. company
                     guaranty 7 1/2s, 2013                                                                        71,625
.........................................................................................................................
EUR      1,041,434   JSG Holding PLC 144A
                     sr. notes 11 1/2s, 2015
                     (Ireland) (PIK)                                                                           1,014,828
.........................................................................................................................
          $140,000   Lyondell Chemical Co.
                     bonds 11 1/8s, 2012                                                                         158,900
.........................................................................................................................
         1,085,000   Lyondell Chemical Co. company
                     guaranty 9 1/2s, 2008                                                                     1,154,169
.........................................................................................................................
         1,950,000   Lyondell Chemical Co. notes Ser. A,
                     9 5/8s, 2007                                                                              2,081,625
.........................................................................................................................
         1,700,000   MDP Acquisitions PLC
                     sr. notes 9 5/8s, 2012 (Ireland)                                                          1,700,000
.........................................................................................................................
EUR         70,000   MDP Acquisitions PLC
                     sr. notes Ser. EUR, 10 1/8s, 2012
                     (Ireland)                                                                                    87,235
.........................................................................................................................
        $1,840,000   Millennium America, Inc. company
                     guaranty 9 1/4s, 2008                                                                     1,991,800
.........................................................................................................................
EUR        140,000   Nalco Co. sr. notes 7 3/4s, 2011                                                            180,994
.........................................................................................................................
EUR        675,000   Nalco Co. sr. sub. notes 9s, 2013                                                           884,089
.........................................................................................................................
        $2,290,000   Nalco Co. sr. sub. notes 8 7/8s,
                     2013                                                                                      2,456,025
.........................................................................................................................
           780,000   Norske Skog Canada, Ltd.
                     sr. notes 7 3/8s, 2014 (Canada)                                                             764,400
.........................................................................................................................
         1,925,000   Novelis, Inc. 144A
                     sr. notes 7 1/4s, 2015 (Canada)                                                           1,932,219
.........................................................................................................................
           477,515   PCI Chemicals Canada sec.
                     sr. notes 10s, 2008 (Canada)                                                                506,166
.........................................................................................................................
            96,883   Pioneer Companies, Inc. sec.
                     sr. notes FRN 6.99s, 2006                                                                    96,883
.........................................................................................................................
           565,000   PQ Corp. 144A company
                     guaranty 7 1/2s, 2013                                                                       555,113
.........................................................................................................................
EUR        800,000   Rockwood Specialties Group, Inc.
                     company guaranty 7 5/8s, 2014                                                               971,305
.........................................................................................................................
          $300,000   Rockwood Specialties Group, Inc.
                     144A sub. notes 7 1/2s, 2014                                                                297,750
.........................................................................................................................
EUR        885,000   SGL Carbon SA 144A
                     sr. notes 8 1/2s, 2012 (Luxembourg)                                                       1,170,923
.........................................................................................................................
        $1,125,000   Steel Dynamics, Inc. company
                     guaranty 9 1/2s, 2009                                                                     1,198,125
.........................................................................................................................
           289,803   Sterling Chemicals, Inc. sec.
                     notes 10s, 2007 (PIK)                                                                       286,905
.........................................................................................................................
           570,000   Stone Container Corp.
                     sr. notes 9 3/4s, 2011                                                                      601,350
.........................................................................................................................
         1,255,000   Stone Container Corp.
                     sr. notes 8 3/8s, 2012                                                                    1,267,550
.........................................................................................................................
           325,000   Stone Container Finance company
                     guaranty 7 3/8s, 2014 (Canada)                                                              305,500
.........................................................................................................................
           300,000   Tembec Industries, Inc. company
                     guaranty 7 3/4s, 2012 (Canada)                                                              220,500
.........................................................................................................................
           425,000   Texas Industries, Inc. 144A
                     sr. notes 7 1/4s, 2013                                                                      435,094
.........................................................................................................................
           910,000   Ucar Finance, Inc. company
                     guaranty 10 1/4s, 2012                                                                      957,775
.........................................................................................................................
           286,000   United States Steel Corp.
                     sr. notes 9 3/4s, 2010                                                                      308,880
.........................................................................................................................
           324,000   United States Steel, LLC
                     sr. notes 10 3/4s, 2008                                                                     359,640
.........................................................................................................................
            92,426   Wheeling-Pittsburgh Steel Corp.
                     sr. notes 6s, 2010 (PIK)                                                                     73,941
.........................................................................................................................
           179,183   Wheeling-Pittsburgh Steel Corp.
                     sr. notes 5s, 2011 (PIK)                                                                    143,346
.........................................................................................................................
           370,000   WHX Corp. sr. notes 10 1/2s,
                     2005 (In default) (NON) (DEF)                                                               364,450
------------------------------------------------------------------------------------------------------------------------
                                                                                                              54,391,670
------------------------------------------------------------------------------------------------------------------------
Beverage (0.1%)
.........................................................................................................................
           685,000   Constellation Brands, Inc. company
                     guaranty Ser. B, 8s, 2008                                                                   731,238
.........................................................................................................................
            70,000   Constellation Brands, Inc.
                     sr. sub. notes Ser. B, 8 1/8s, 2012                                                          74,725
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 805,963
------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.8%)
.........................................................................................................................
           770,000   British Sky Broadcasting PLC
                     company guaranty 8.2s, 2009
                     (United Kingdom)                                                                            871,630
.........................................................................................................................
           974,000   DirecTV Holdings, LLC
                     sr. notes 8 3/8s, 2013                                                                    1,078,705
.........................................................................................................................
         2,690,000   DirecTV Holdings, LLC 144A
                     sr. notes 6 3/8s, 2015                                                                    2,676,550
.........................................................................................................................
         6,832,000   Diva Systems Corp. sr. disc.
                     notes Ser. B, 12 5/8s,
                     2008 (In default) (NON)                                                                      34,160
.........................................................................................................................
         1,630,000   Echostar DBS Corp. company
                     guaranty 6 5/8s, 2014                                                                     1,609,625
.........................................................................................................................
         2,660,000   Echostar DBS Corp.
                     sr. notes 6 3/8s, 2011                                                                    2,636,725
.........................................................................................................................
           880,000   Emmis Communications Corp. 144A
                     sr. notes FRN 9.31438s, 2012                                                                895,400
.........................................................................................................................
         2,510,000   Granite Broadcasting Corp. sec.
                     notes 9 3/4s, 2010                                                                        2,334,300
.........................................................................................................................
           595,000   Gray Television, Inc. company
                     guaranty 9 1/4s, 2011                                                                       645,575
.........................................................................................................................
            92,581   Knology, Inc. 144A sr. notes 12s,
                     2009 (PIK)                                                                                   92,234
.........................................................................................................................
         2,565,000   Rainbow National Services, LLC 144A
                     sr. notes 8 3/4s, 2012                                                                    2,802,263
.........................................................................................................................
           690,000   Sinclair Broadcast Group, Inc.
                     company guaranty 8 3/4s, 2011                                                               724,500
.........................................................................................................................
           937,000   Young Broadcasting, Inc. company
                     guaranty 10s, 2011                                                                          890,150
.........................................................................................................................
           735,000   Young Broadcasting, Inc.
                     sr. sub. notes 8 3/4s, 2014                                                                 650,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,942,292
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.5%)
.........................................................................................................................
           640,000   Building Materials Corp. company
                     guaranty 8s, 2008                                                                           636,800
.........................................................................................................................
           525,000   Owens Corning bonds 7 1/2s,
                     2018 (In default) (NON)                                                                     385,219
.........................................................................................................................
         1,245,000   Owens Corning notes 7 1/2s,
                     2006 (In default) (NON)                                                                     908,850
.........................................................................................................................
         1,370,000   THL Buildco, Inc. (Nortek
                     Holdings, Inc.)
                     sr. sub. notes 8 1/2s, 2014                                                               1,274,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,204,969
------------------------------------------------------------------------------------------------------------------------
Cable Television (2.9%)
.........................................................................................................................
           290,000   Adelphia Communications Corp.
                     sr. notes 10 7/8s,
                     2010 (In default) (NON)                                                                     252,300
.........................................................................................................................
           130,000   Adelphia Communications Corp.
                     sr. notes 10 1/4s,
                     2006 (In default) (NON)                                                                     110,500
.........................................................................................................................
            80,000   Adelphia Communications Corp.
                     sr. notes 9 3/8s,
                     2009 (In default) (NON)                                                                      70,800
.........................................................................................................................
           140,000   Adelphia Communications Corp.
                     sr. notes 7 7/8s,
                     2009 (In default) (NON)                                                                     118,300
.........................................................................................................................
           755,000   Adelphia Communications Corp.
                     sr. notes Ser. B, 9 7/8s,
                     2007 (In default) (NON)                                                                     654,963
.........................................................................................................................
           865,000   Atlantic Broadband Finance, LLC
                     144A sr. sub. notes 9 3/8s, 2014                                                            813,100
.........................................................................................................................
         1,065,000   Cablevision Systems Corp.
                     sr. notes Ser. B, 8s, 2012                                                                1,043,700
.........................................................................................................................
           190,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. disc. notes stepped-coupon zero %
                     (12 1/8s, 1/15/07), 2012 (STP)                                                              109,725
.........................................................................................................................
         1,225,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. disc. notes stepped-coupon zero %
                     (11 3/4s, 5/15/06), 2011 (STP)                                                              811,563
.........................................................................................................................
         1,475,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 11 1/8s, 2011                                                                   1,102,563
.........................................................................................................................
         2,260,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 10 3/4s, 2009                                                                   1,745,850
.........................................................................................................................
           775,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 10 1/4s, 2010                                                                     575,438
.........................................................................................................................
         2,815,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 10s, 2011                                                                       2,040,875
.........................................................................................................................
         1,790,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 9 5/8s, 2009                                                                    1,338,025
.........................................................................................................................
           375,000   Charter Communications
                     Holdings, LLC/Capital Corp.
                     sr. notes 8 5/8s, 2009                                                                      278,438
.........................................................................................................................
           780,000   CSC Holdings, Inc. debs. 7 5/8s,
                     2018                                                                                        752,700
.........................................................................................................................
           810,000   CSC Holdings, Inc.
                     sr. notes Ser. B, 7 5/8s, 2011                                                              799,875
.........................................................................................................................
         1,495,000   CSC Holdings, Inc. 144A
                     sr. notes 6 3/4s, 2012                                                                    1,405,300
.........................................................................................................................
         1,420,000   Kabel Deutscheland GmbH 144A
                     company guaranty 10 5/8s, 2014
                     (Germany)                                                                                 1,540,700
.........................................................................................................................
           380,000   Quebecor Media, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (13 3/4s, 7/15/06), 2011
                     (Canada) (STP)                                                                              382,850
.........................................................................................................................
         1,630,000   Quebecor Media, Inc.
                     sr. notes 11 1/8s, 2011 (Canada)                                                          1,809,300
.........................................................................................................................
           550,000   Videotron Ltee company
                     guaranty 6 7/8s, 2014 (Canada)                                                              559,625
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,316,490
------------------------------------------------------------------------------------------------------------------------
Capital Goods (6.9%)
.........................................................................................................................
           610,000   AEP Industries, Inc. 144A
                     sr. notes 7 7/8s, 2013                                                                      611,351
.........................................................................................................................
         2,240,000   Allied Waste North America, Inc.
                     company guaranty Ser. B, 8 1/2s,
                     2008                                                                                      2,357,600
.........................................................................................................................
           840,000   Amsted Industries, Inc. 144A
                     sr. notes 10 1/4s, 2011                                                                     907,200
.........................................................................................................................
         1,160,000   Argo-Tech Corp. sr. notes 9 1/4s,
                     2011                                                                                      1,258,600
.........................................................................................................................
           415,000   BE Aerospace, Inc.
                     sr. notes 8 1/2s, 2010                                                                      458,575
.........................................................................................................................
           170,000   BE Aerospace, Inc.
                     sr. sub. notes Ser. B, 8 7/8s, 2011                                                         177,650
.........................................................................................................................
         1,485,000   BE Aerospace, Inc.
                     sr. sub. notes Ser. B, 8s, 2008                                                           1,485,000
.........................................................................................................................
         1,585,000   Blount, Inc. sr. sub. notes 8 7/8s,
                     2012                                                                                      1,695,950
.........................................................................................................................
           770,000   Browning-Ferris Industries, Inc.
                     debs. 7.4s, 2035                                                                            654,500
.........................................................................................................................
           950,000   Browning-Ferris Industries, Inc.
                     sr. notes 6 3/8s, 2008                                                                      941,688
.........................................................................................................................
EUR        250,000   Crown Euro Holdings SA company
                     guaranty 6 1/4s, 2011 (France)                                                              315,184
.........................................................................................................................
EUR        150,000   Crown Euro Holdings SA sec.
                     notes 10 1/4s, 2011 (France)                                                                205,634
.........................................................................................................................
        $1,570,000   Crown Euro Holdings SA sec.
                     notes 9 1/2s, 2011 (France)                                                               1,734,850
.........................................................................................................................
         1,710,000   Crown Euro Holdings SA sec.
                     sr. notes 10 7/8s, 2013 (France)                                                          2,009,250
.........................................................................................................................
         4,270,000   Decrane Aircraft Holdings Co.
                     company guaranty zero %, 2008                                                             1,622,600
.........................................................................................................................
         1,590,000   Earle M. Jorgensen Co. sec.
                     notes 9 3/4s, 2012                                                                        1,705,275
.........................................................................................................................
EUR        680,000   Flender Holdings 144A
                     sr. notes 11s, 2010 (Germany)                                                               990,649
.........................................................................................................................
        $1,018,000   Flowserve Corp. company
                     guaranty 12 1/4s, 2010                                                                    1,093,078
.........................................................................................................................
         1,205,000   Invensys, PLC notes 9 7/8s, 2011
                     (United Kingdom)                                                                          1,150,775
.........................................................................................................................
           640,000   L-3 Communications Corp. company
                     guaranty 7 5/8s, 2012                                                                       681,600
.........................................................................................................................
         1,500,000   L-3 Communications Corp. company
                     guaranty 6 1/8s, 2013                                                                     1,507,500
.........................................................................................................................
         2,580,000   Legrand SA debs. 8 1/2s, 2025
                     (France)                                                                                  3,121,800
.........................................................................................................................
           357,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 1/2s, 2012                                                                      403,410
.........................................................................................................................
EUR        315,000   Manitowoc Co., Inc. (The) company
                     guaranty 10 3/8s, 2011                                                                      420,582
.........................................................................................................................
          $415,000   Manitowoc Co., Inc. (The)
                     sr. notes 7 1/8s, 2013                                                                      433,675
.........................................................................................................................
           485,000   Milacron Escrow Corp. sec.
                     notes 11 1/2s, 2011                                                                         509,250
.........................................................................................................................
           510,000   Mueller Group, Inc.
                     sr. sub. notes 10s, 2012                                                                    535,500
.........................................................................................................................
         1,025,000   Mueller Holdings, Inc. disc.
                     notes stepped-coupon zero %
                     (14 3/4s, 4/15/09), 2014 (STP)                                                              748,250
.........................................................................................................................
            75,000   Owens-Brockway Glass company
                     guaranty 8 7/8s, 2009                                                                        80,063
.........................................................................................................................
         1,035,000   Owens-Brockway Glass company
                     guaranty 8 1/4s, 2013                                                                     1,124,269
.........................................................................................................................
           820,000   Owens-Brockway Glass company
                     guaranty 7 3/4s, 2011                                                                       871,250
.........................................................................................................................
         2,340,000   Owens-Brockway Glass sr. sec.
                     notes 8 3/4s, 2012                                                                        2,579,850
.........................................................................................................................
           140,000   Owens-Illinois, Inc. debs. 7.8s,
                     2018                                                                                        147,000
.........................................................................................................................
           630,000   Pliant Corp. sec. notes 11 1/8s,
                     2009                                                                                        614,250
.........................................................................................................................
EUR        335,000   Polypore, Inc. notes 8 3/4s, 2012                                                           379,159
.........................................................................................................................
          $595,000   Polypore, Inc.
                     sr. sub. notes 8 3/4s, 2012                                                                 556,325
.........................................................................................................................
           595,000   Sequa Corp. sr. notes 9s, 2009                                                              654,500
.........................................................................................................................
         1,405,000   Sequa Corp. sr. notes Ser. B,
                     8 7/8s, 2008                                                                              1,510,375
.........................................................................................................................
           845,000   Siebe PLC 144A sr. unsub. 6 1/2s,
                     2010 (United Kingdom)                                                                       726,700
.........................................................................................................................
         1,540,000   Solo Cup Co. sr. sub. notes 8 1/2s,
                     2014                                                                                      1,439,900
.........................................................................................................................
           380,000   Tekni-Plex, Inc. 144A sec.
                     notes 10 7/8s, 2012                                                                         410,400
.........................................................................................................................
           360,000   Terex Corp. company
                     guaranty 9 1/4s, 2011                                                                       390,600
.........................................................................................................................
         1,285,000   Terex Corp. company
                     guaranty Ser. B, 10 3/8s, 2011                                                            1,400,650
.........................................................................................................................
         1,195,000   Titan Corp. (The) company
                     guaranty 8s, 2011                                                                         1,281,638
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,903,905
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.4%)
.........................................................................................................................
         1,690,000   Coinmach Corp. sr. notes 9s, 2010                                                         1,740,700
.........................................................................................................................
           795,000   Muzak LLC/Muzak Finance Corp
                     sr. notes 10s, 2009                                                                         659,850
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,400,550
------------------------------------------------------------------------------------------------------------------------
Communication Services (8.0%)
.........................................................................................................................
           687,000   Alamosa Delaware, Inc. company
                     guaranty 11s, 2010                                                                          772,875
.........................................................................................................................
           511,000   Alamosa Delaware, Inc. company
                     guaranty stepped-coupon zero %
                     (12s, 7/31/05), 2009 (STP)                                                                  563,378
.........................................................................................................................
           685,000   Alamosa Delaware, Inc.
                     sr. notes 8 1/2s, 2012                                                                      718,394
.........................................................................................................................
           385,000   American Cellular Corp. company
                     guaranty 9 1/2s, 2009                                                                       391,738
.........................................................................................................................
            52,000   American Tower Corp.
                     sr. notes 9 3/8s, 2009                                                                       54,535
.........................................................................................................................
           735,000   American Tower Corp.
                     sr. notes 7 1/2s, 2012                                                                      784,613
.........................................................................................................................
         2,430,000   American Towers, Inc. company
                     guaranty 7 1/4s, 2011                                                                     2,563,650
.........................................................................................................................
         1,039,038   Asia Global Crossing, Ltd.
                     sr. notes 13 3/8s, 2010
                     (Bermuda) (In default) (NON)                                                                 31,171
.........................................................................................................................
         3,575,000   AT&T Corp. sr. notes 9 3/4s, 2031                                                         4,651,969
.........................................................................................................................
           715,000   Centennial Cellular Operating Co.
                     company guaranty 10 1/8s, 2013                                                              807,950
.........................................................................................................................
           290,000   Cincinnati Bell Telephone Co.
                     company guaranty 6.3s, 2028                                                                 261,000
.........................................................................................................................
           845,000   Cincinnati Bell, Inc.
                     sr. sub. notes 8 3/8s, 2014                                                                 866,125
.........................................................................................................................
           785,000   Cincinnati Bell, Inc.
                     sr. sub. notes 7 1/4s, 2023                                                                 743,788
.........................................................................................................................
           520,000   Cincinnati Bell, Inc. 144A
                     sr. notes 7s, 2015                                                                          508,300
.........................................................................................................................
         1,840,000   Citizens Communications Co.
                     notes 9 1/4s, 2011                                                                        2,053,900
.........................................................................................................................
         1,595,000   Citizens Communications Co.
                     sr. notes 6 1/4s, 2013                                                                    1,543,163
.........................................................................................................................
           505,000   Eircom Funding company
                     guaranty Ser. US$, 8 1/4s, 2013
                     (Ireland)                                                                                   547,925
.........................................................................................................................
           249,138   Globix Corp. company guaranty 11s,
                     2008 (PIK)                                                                                  233,567
.........................................................................................................................
         1,705,000   Inmarsat Finance PLC company
                     guaranty 7 5/8s, 2012
                     (United Kingdom)                                                                          1,798,775
.........................................................................................................................
         1,765,000   Inmarsat Finance PLC company
                     guaranty stepped-coupon zero %
                     (10 3/8s, 10/15/08), 2012
                     (United Kingdom) (STP)                                                                    1,385,525
.........................................................................................................................
         1,565,000   Intelsat Bermuda, Ltd. 144A
                     sr. notes 8 5/8s, 2015 (Bermuda)                                                          1,651,075
.........................................................................................................................
           745,000   Intelsat Bermuda, Ltd. 144A
                     sr. notes 8 1/4s, 2013 (Bermuda)                                                            769,213
.........................................................................................................................
           580,000   iPCS, Inc. sr. notes 11 1/2s, 2012                                                          646,700
.........................................................................................................................
           195,000   IWO Escrow Co. 144A sec. FRN
                     6.891s, 2012                                                                                193,538
.........................................................................................................................
         1,210,000   Level 3 Financing, Inc. 144A
                     sr. notes 10 3/4s, 2011                                                                   1,019,425
.........................................................................................................................
         1,360,000   Madison River Capital Corp.
                     sr. notes 13 1/4s, 2010                                                                   1,434,800
.........................................................................................................................
           440,000   Nextel Communications, Inc.
                     sr. notes 6 7/8s, 2013                                                                      470,250
.........................................................................................................................
         4,495,000   Nextel Communications, Inc.
                     sr. notes 5.95s, 2014                                                                     4,669,171
.........................................................................................................................
            72,000   Nextel Partners, Inc.
                     sr. notes 12 1/2s, 2009                                                                      78,480
.........................................................................................................................
         2,340,000   Nextel Partners, Inc.
                     sr. notes 8 1/8s, 2011                                                                    2,538,890
.........................................................................................................................
         1,785,000   Qwest Communications
                     International, Inc. company
                     guaranty 8s, 2014                                                                         1,689,046
.........................................................................................................................
         4,230,000   Qwest Corp. notes 8 7/8s, 2012                                                            4,600,115
.........................................................................................................................
         1,075,000   Qwest Corp. 144A sr. notes 7 5/8s,
                     2015                                                                                      1,097,834
.........................................................................................................................
           720,000   Qwest Services Corp. sec.
                     notes 14s, 2014                                                                             873,000
.........................................................................................................................
         1,085,000   Qwest Services Corp. sec.
                     notes 13 1/2s, 2010                                                                       1,253,175
.........................................................................................................................
           745,000   Rogers Cantel, Inc. debs. 9 3/4s,
                     2016 (Canada)                                                                               899,588
.........................................................................................................................
           630,000   Rogers Wireless
                     Communications, Inc. sec.
                     notes 7 1/2s, 2015 (Canada)                                                                 678,825
.........................................................................................................................
           790,000   Rogers Wireless
                     Communications, Inc.
                     sr. sub. notes 8s, 2012 (Canada)                                                            851,225
.........................................................................................................................
         1,910,000   Rural Cellular Corp.
                     sr. sub. notes 9 3/4s, 2010                                                               1,776,300
.........................................................................................................................
           550,000   SBA Communications Corp.
                     sr. notes 8 1/2s, 2012                                                                      592,625
.........................................................................................................................
         1,092,000   SBA Telecommunications, Inc./SBA
                     Communications Corp. sr. disc.
                     notes stepped-coupon zero %
                     (9 3/4s, 12/15/07), 2011 (STP)                                                            1,004,640
.........................................................................................................................
           570,000   Valor Telecommunications
                     Enterprises LLC/Finance Corp. 144A
                     sr. notes 7 3/4s, 2015                                                                      560,025
------------------------------------------------------------------------------------------------------------------------
                                                                                                              50,630,281
------------------------------------------------------------------------------------------------------------------------
Consumer (0.9%)
.........................................................................................................................
         1,225,000   Icon Health & Fitness company
                     guaranty 11 1/4s, 2012                                                                      934,063
.........................................................................................................................
         2,560,000   Jostens IH Corp. company
                     guaranty 7 5/8s, 2012                                                                     2,528,000
.........................................................................................................................
         2,180,000   Samsonite Corp.
                     sr. sub. notes 8 7/8s, 2011                                                               2,316,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,778,313
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.3%)
.........................................................................................................................
         1,035,000   Church & Dwight Co., Inc. company
                     guaranty 6s, 2012                                                                         1,045,350
.........................................................................................................................
           665,000   Elizabeth Arden, Inc. company
                     guaranty 7 3/4s, 2014                                                                       693,263
.........................................................................................................................
         1,805,000   Playtex Products, Inc. company
                     guaranty 9 3/8s, 2011                                                                     1,899,763
.........................................................................................................................
         1,520,000   Playtex Products, Inc. sec.
                     notes 8s, 2011                                                                            1,624,500
.........................................................................................................................
         1,408,000   Prestige Brands, Inc.
                     sr. sub. notes 9 1/4s, 2012                                                               1,460,800
.........................................................................................................................
         1,395,000   Remington Arms Co., Inc. company
                     guaranty 10 1/2s, 2011                                                                    1,318,275
.........................................................................................................................
           480,000   Scotts Co. (The)
                     sr. sub. notes 6 5/8s, 2013                                                                 495,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,537,551
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.4%)
.........................................................................................................................
         1,165,000   Brand Services, Inc. company
                     guaranty 12s, 2012                                                                        1,246,550
.........................................................................................................................
         1,215,000   United Rentals
                     (North America), Inc. company
                     guaranty 6 1/2s, 2012                                                                     1,195,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,441,806
------------------------------------------------------------------------------------------------------------------------
Energy (7.9%)
.........................................................................................................................
         2,750,000   Arch Western Finance, LLC
                     sr. notes 6 3/4s, 2013                                                                    2,839,375
.........................................................................................................................
         1,205,000   Bluewater Finance, Ltd. company
                     guaranty 10 1/4s, 2012
                     (Cayman Islands)                                                                          1,289,350
.........................................................................................................................
         1,090,000   CHC Helicopter Corp.
                     sr. sub. notes 7 3/8s, 2014
                     (Canada)                                                                                  1,087,275
.........................................................................................................................
           830,000   CHC Helicopter Corp. 144A
                     sr. sub. notes 7 3/8s, 2014
                     (Canada)                                                                                    827,925
.........................................................................................................................
           514,000   Chesapeake Energy Corp. company
                     guaranty 7 3/4s, 2015                                                                       555,120
.........................................................................................................................
           500,000   Chesapeake Energy Corp.
                     sr. notes 7 1/2s, 2014                                                                      542,500
.........................................................................................................................
         1,395,000   Chesapeake Energy Corp.
                     sr. notes 7 1/2s, 2013                                                                    1,510,088
.........................................................................................................................
           625,000   Chesapeake Energy Corp.
                     sr. notes 7s, 2014                                                                          662,500
.........................................................................................................................
         1,000,000   Comstock Resources, Inc.
                     sr. notes 6 7/8s, 2012                                                                    1,010,000
.........................................................................................................................
         1,260,000   Dresser, Inc. company
                     guaranty 9 3/8s, 2011                                                                     1,326,150
.........................................................................................................................
           695,000   Dresser-Rand Group, Inc. 144A
                     sr. sub. notes 7 3/8s, 2014                                                                 722,800
.........................................................................................................................
         1,050,000   Encore Acquisition Co. company
                     guaranty 8 3/8s, 2012                                                                     1,139,250
.........................................................................................................................
           495,000   Encore Acquisition Co.
                     sr. sub. notes 6 1/4s, 2014                                                                 501,188
.........................................................................................................................
         1,643,000   Encore Acquisition Co. 144A
                     sr. sub. notes 6s, 2015                                                                   1,614,248
.........................................................................................................................
         1,440,000   Exco Resources, Inc. company
                     guaranty 7 1/4s, 2011                                                                     1,440,000
.........................................................................................................................
           650,000   Forest Oil Corp. company
                     guaranty 7 3/4s, 2014                                                                       695,500
.........................................................................................................................
         1,215,000   Forest Oil Corp. sr. notes 8s, 2011                                                       1,339,538
.........................................................................................................................
           295,000   Forest Oil Corp. sr. notes 8s, 2008                                                         315,650
.........................................................................................................................
         1,050,000   Gazprom OAO 144A notes 9 5/8s, 2013
                     (Germany)                                                                                 1,287,563
.........................................................................................................................
           730,000   Hanover Compressor Co.
                     sr. notes 9s, 2014                                                                          777,450
.........................................................................................................................
           495,000   Hanover Compressor Co.
                     sr. notes 8 5/8s, 2010                                                                      523,463
.........................................................................................................................
         1,080,000   Hanover Compressor Co.
                     sub. notes zero %, 2007                                                                     950,400
.........................................................................................................................
           350,000   Hanover Equipment Trust sec.
                     notes Ser. B, 8 3/4s, 2011                                                                  371,875
.........................................................................................................................
         1,350,000   Harvest Operations Corp.
                     sr. notes 7 7/8s, 2011 (Canada)                                                           1,285,875
.........................................................................................................................
           555,000   Hornbeck Offshore Services, Inc.
                     sr. notes Ser. B, 6 1/8s, 2014                                                              561,938
.........................................................................................................................
         1,495,000   Inergy LP/Inergy Finance Corp. 144A
                     sr. notes 6 7/8s, 2014                                                                    1,453,888
.........................................................................................................................
           715,000   KCS Energy, Inc. sr. notes 7 1/8s,
                     2012                                                                                        729,300
.........................................................................................................................
         1,200,000   Key Energy Services, Inc.
                     sr. notes 6 3/8s, 2013                                                                    1,200,000
.........................................................................................................................
         1,810,000   Massey Energy Co. sr. notes 6 5/8s,
                     2010                                                                                      1,864,300
.........................................................................................................................
         1,380,000   Newfield Exploration Co.
                     sr. notes 7 5/8s, 2011                                                                    1,511,100
.........................................................................................................................
         1,620,000   Newfield Exploration Co.
                     sr. sub. notes 6 5/8s, 2014                                                               1,696,950
.........................................................................................................................
         1,235,000   Offshore Logistics, Inc. company
                     guaranty 6 1/8s, 2013                                                                     1,191,775
.........................................................................................................................
           985,814   Oslo Seismic Services, Inc. 1st
                     mtge. 8.28s, 2011                                                                         1,048,554
.........................................................................................................................
           755,000   Pacific Energy Partners/Pacific
                     Energy Finance Corp.
                     sr. notes 7 1/8s, 2014                                                                      786,144
.........................................................................................................................
         1,490,000   Peabody Energy Corp.
                     sr. notes 5 7/8s, 2016                                                                    1,490,000
.........................................................................................................................
         1,130,000   Petroleum Geo-Services notes 10s,
                     2010 (Norway)                                                                             1,265,600
.........................................................................................................................
         1,010,000   Plains Exploration & Production Co.
                     sr. notes 7 1/8s, 2014                                                                    1,080,700
.........................................................................................................................
         1,605,000   Plains Exploration & Production Co.
                     sr. sub. notes 8 3/4s, 2012                                                               1,741,425
.........................................................................................................................
         1,060,000   Pogo Producing Co.
                     sr. sub. notes Ser. B, 8 1/4s, 2011                                                       1,126,250
.........................................................................................................................
         1,865,000   Pride International, Inc.
                     sr. notes 7 3/8s, 2014                                                                    2,046,838
.........................................................................................................................
         1,140,000   Seabulk International, Inc. company
                     guaranty 9 1/2s, 2013                                                                     1,281,075
.........................................................................................................................
         1,425,000   Star Gas Partners LP/Star Gas
                     Finance Co. sr. notes 10 1/4s, 2013                                                       1,325,250
.........................................................................................................................
           790,000   Stone Energy Corp.
                     sr. sub. notes 6 3/4s, 2014                                                                 768,275
.........................................................................................................................
           660,000   Vintage Petroleum, Inc.
                     sr. notes 8 1/4s, 2012                                                                      712,800
.........................................................................................................................
           285,000   Vintage Petroleum, Inc.
                     sr. sub. notes 7 7/8s, 2011                                                                 300,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                              49,797,920
------------------------------------------------------------------------------------------------------------------------
Entertainment (1.2%)
.........................................................................................................................
           550,000   AMC Entertainment, Inc.
                     sr. sub. notes 9 7/8s, 2012                                                                 545,875
.........................................................................................................................
         2,181,000   AMC Entertainment, Inc.
                     sr. sub. notes 8s, 2014                                                                   1,935,638
.........................................................................................................................
         1,205,000   Cinemark USA, Inc.
                     sr. sub. notes 9s, 2013                                                                   1,238,138
.........................................................................................................................
         2,915,000   Cinemark, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (9 3/4s, 3/15/07), 2014 (STP)                                                             1,938,475
.........................................................................................................................
           895,000   Six Flags, Inc. sr. notes 8 7/8s,
                     2010                                                                                        865,913
.........................................................................................................................
           550,000   Universal City Florida Holding Co.
                     sr. notes 8 3/8s, 2010                                                                      573,375
.........................................................................................................................
           780,000   Universal City Florida Holding Co.
                     sr. notes FRN 7.96s, 2010                                                                   809,250
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,906,664
------------------------------------------------------------------------------------------------------------------------
Financial (1.2%)
.........................................................................................................................
           575,000   Crescent Real Estate Equities LP
                     notes 7 1/2s, 2007 (R)                                                                      587,938
.........................................................................................................................
         1,875,000   E(a)Trade Finance Corp. sr. notes 8s,
                     2011                                                                                      1,973,438
.........................................................................................................................
         2,002,020   Finova Group, Inc. notes 7 1/2s,
                     2009                                                                                        890,899
.........................................................................................................................
           955,000   Residential Capital Corp. 144A
                     notes 6 7/8s, 2015                                                                          976,031
.........................................................................................................................
           935,000   UBS AG/Jersey Branch
                     sr. notes Ser. EMTN, 9.14s, 2008
                     (Jersey)                                                                                    979,413
.........................................................................................................................
           630,000   VTB Capital SA bonds 6 1/4s, 2035                                                           637,875
.........................................................................................................................
         1,320,000   Western Financial Bank
                     sub. debs. 9 5/8s, 2012                                                                   1,432,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,477,794
------------------------------------------------------------------------------------------------------------------------
Food (1.1%)
.........................................................................................................................
           233,908   Archibald Candy Corp. company
                     guaranty 10s,
                     2007 (In default) (F) (NON) (PIK)                                                            49,822
.........................................................................................................................
         1,410,000   Dean Foods Co. sr. notes 6 5/8s,
                     2009                                                                                      1,473,450
.........................................................................................................................
         1,030,000   Del Monte Corp.
                     sr. sub. notes 8 5/8s, 2012                                                               1,133,000
.........................................................................................................................
           775,000   Del Monte Corp. 144A
                     sr. sub. notes 6 3/4s, 2015                                                                 790,500
.........................................................................................................................
         1,035,000   Doane Pet Care Co.
                     sr. sub. debs. 9 3/4s, 2007                                                               1,006,538
.........................................................................................................................
         2,015,000   Pinnacle Foods Holding Corp.
                     sr. sub. notes 8 1/4s, 2013                                                               1,803,425
.........................................................................................................................
EUR        490,000   United Biscuits Finance company
                     guaranty 10 5/8s, 2011
                     (United Kingdom)                                                                            626,658
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,883,393
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (3.4%)
.........................................................................................................................
          $665,000   Ameristar Casinos, Inc. company
                     guaranty 10 3/4s, 2009                                                                      723,188
.........................................................................................................................
         1,020,000   Boyd Gaming Corp.
                     sr. sub. notes 8 3/4s, 2012                                                               1,104,150
.........................................................................................................................
           300,000   Boyd Gaming Corp.
                     sr. sub. notes 7 3/4s, 2012                                                                 320,625
.........................................................................................................................
           595,000   Boyd Gaming Corp.
                     sr. sub. notes 6 3/4s, 2014                                                                 609,875
.........................................................................................................................
           515,000   Harrah's Operating Co., Inc.
                     company guaranty 8s, 2011                                                                   590,521
.........................................................................................................................
         1,530,000   MGM Mirage, Inc. company
                     guaranty 8 1/2s, 2010                                                                     1,698,300
.........................................................................................................................
         1,270,000   MGM Mirage, Inc. company
                     guaranty 6s, 2009                                                                         1,276,350
.........................................................................................................................
           410,000   Mirage Resorts, Inc. debs. 7 1/4s,
                     2017                                                                                        422,300
.........................................................................................................................
         1,805,000   Park Place Entertainment Corp.
                     sr. notes 7 1/2s, 2009                                                                    1,980,988
.........................................................................................................................
           920,000   Park Place Entertainment Corp.
                     sr. notes 7s, 2013                                                                        1,021,200
.........................................................................................................................
           770,000   Park Place Entertainment Corp.
                     sr. sub. notes 8 7/8s, 2008                                                                 859,513
.........................................................................................................................
         1,825,000   Penn National Gaming, Inc.
                     sr. sub. notes 8 7/8s, 2010                                                               1,952,750
.........................................................................................................................
           490,000   Penn National Gaming, Inc. 144A
                     sr. sub. notes 6 3/4s, 2015                                                                 486,325
.........................................................................................................................
           785,000   Pinnacle Entertainment, Inc.
                     sr. sub. notes 8 3/4s, 2013                                                                 832,100
.........................................................................................................................
         1,985,000   Pinnacle Entertainment, Inc.
                     sr. sub. notes 8 1/4s, 2012                                                               2,064,400
.........................................................................................................................
         1,125,000   Resorts International Hotel and
                     Casino, Inc. company
                     guaranty 11 1/2s, 2009                                                                    1,281,094
.........................................................................................................................
         1,390,000   Scientific Games Corp. 144A
                     sr. sub. notes 6 1/4s, 2012                                                               1,403,900
.........................................................................................................................
           480,000   Station Casinos, Inc. sr. notes 6s,
                     2012                                                                                        487,200
.........................................................................................................................
           995,000   Station Casinos, Inc.
                     sr. sub. notes 6 7/8s, 2016                                                               1,022,363
.........................................................................................................................
         1,340,000   Wynn Las Vegas, LLC/Wynn Las Vegas
                     Capital Corp. 144A 1st mtge.
                     6 5/8s, 2014                                                                              1,303,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,440,292
------------------------------------------------------------------------------------------------------------------------
Government (0.2%)
.........................................................................................................................
           320,000   Pemex Project Funding Master Trust
                     company guaranty 8 5/8s, 2022                                                               389,600
.........................................................................................................................
           505,000   Pemex Project Funding Master Trust
                     company guaranty 7 3/8s, 2014                                                               563,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 952,675
------------------------------------------------------------------------------------------------------------------------
Health Care (6.9%)
.........................................................................................................................
         1,055,000   Alderwoods Group, Inc. 144A
                     sr. notes 7 3/4s, 2012 (Canada)                                                           1,119,619
.........................................................................................................................
           750,000   AmerisourceBergen Corp. company
                     guaranty 7 1/4s, 2012                                                                       825,938
.........................................................................................................................
         1,040,000   AmerisourceBergen Corp.
                     sr. notes 8 1/8s, 2008                                                                    1,129,700
.........................................................................................................................
         2,350,000   Ardent Health Services, Inc.
                     sr. sub. notes 10s, 2013                                                                  2,840,563
.........................................................................................................................
         1,285,000   Community Health Systems, Inc.
                     sr. sub. notes 6 1/2s, 2012                                                               1,307,488
.........................................................................................................................
           775,000   Coventry Health Care, Inc.
                     sr. notes 5 7/8s, 2012                                                                      788,563
.........................................................................................................................
           415,000   DaVita, Inc. 144A sr. notes 6 5/8s,
                     2013                                                                                        428,488
.........................................................................................................................
           830,000   DaVita, Inc. 144A
                     sr. sub. notes 7 1/4s, 2015                                                                 852,825
.........................................................................................................................
           715,000   Elan Finance PLC/Elan Finance Corp.
                     144A sr. notes 7 3/4s, 2011
                     (Ireland)                                                                                   611,325
.........................................................................................................................
           645,000   Extendicare Health Services, Inc.
                     company guaranty 9 1/2s, 2010                                                               696,600
.........................................................................................................................
         1,030,000   Extendicare Health Services, Inc.
                     sr. sub. notes 6 7/8s, 2014                                                               1,022,275
.........................................................................................................................
         1,345,000   HCA, Inc. debs. 7.19s, 2015                                                               1,451,494
.........................................................................................................................
           670,000   HCA, Inc. notes 8.36s, 2024                                                                 749,291
.........................................................................................................................
           175,000   HCA, Inc. notes 7s, 2007                                                                    181,655
.........................................................................................................................
           640,000   HCA, Inc. notes 6 3/8s, 2015                                                                664,069
.........................................................................................................................
           555,000   HCA, Inc. notes 5 3/4s, 2014                                                                552,549
.........................................................................................................................
           225,000   HCA, Inc. sr. notes 7 7/8s, 2011                                                            247,565
.........................................................................................................................
         2,505,000   Healthsouth Corp. notes 7 5/8s,
                     2012                                                                                      2,436,113
.........................................................................................................................
           455,000   Healthsouth Corp. sr. notes 8 3/8s,
                     2011                                                                                        451,588
.........................................................................................................................
           565,000   Healthsouth Corp. sr. notes 7s,
                     2008                                                                                        567,825
.........................................................................................................................
           630,000   MedQuest, Inc. company
                     guaranty Ser. B, 11 7/8s, 2012                                                              595,350
.........................................................................................................................
         1,810,000   MQ Associates, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (12 1/4s, 8/15/08), 2012 (STP)                                                              941,200
.........................................................................................................................
         1,305,000   Omnicare, Inc.
                     sr. sub. notes 6 1/8s, 2013                                                               1,291,950
.........................................................................................................................
         1,438,000   PacifiCare Health Systems, Inc.
                     company guaranty 10 3/4s, 2009                                                            1,585,395
.........................................................................................................................
         1,265,000   Psychiatric Solutions, Inc. 144A
                     sr. sub. notes 7 3/4s, 2015                                                               1,277,650
.........................................................................................................................
           660,000   Service Corp. International
                     debs. 7 7/8s, 2013                                                                          711,150
.........................................................................................................................
           210,000   Service Corp. International
                     notes 6 1/2s, 2008                                                                          214,725
.........................................................................................................................
           149,000   Service Corp. International
                     notes 6s, 2005                                                                              149,931
.........................................................................................................................
           480,000   Service Corp. International
                     notes Ser. (a), 7.7s, 2009                                                                  513,600
.........................................................................................................................
         1,495,000   Service Corp. International 144A
                     sr. notes 6 3/4s, 2016                                                                    1,528,638
.........................................................................................................................
           450,000   Service Corporation International
                     144A sr. notes 7s, 2017                                                                     462,375
.........................................................................................................................
         1,315,000   Stewart Enterprises, Inc. 144A
                     sr. notes 6 1/4s, 2013                                                                    1,301,850
.........................................................................................................................
           725,000   Tenet Healthcare Corp.
                     notes 7 3/8s, 2013                                                                          715,938
.........................................................................................................................
         2,590,000   Tenet Healthcare Corp.
                     sr. notes 9 7/8s, 2014                                                                    2,777,775
.........................................................................................................................
           845,000   Tenet Healthcare Corp.
                     sr. notes 6 1/2s, 2012                                                                      802,750
.........................................................................................................................
         1,405,000   Triad Hospitals, Inc. sr. notes 7s,
                     2012                                                                                      1,464,713
.........................................................................................................................
         2,495,000   Triad Hospitals, Inc.
                     sr. sub. notes 7s, 2013                                                                   2,563,613
.........................................................................................................................
         1,585,000   Universal Hospital Services, Inc.
                     sr. notes 10 1/8s, 2011 (Canada)                                                          1,600,850
.........................................................................................................................
         1,115,000   US Oncology, Inc. company
                     guaranty 9s, 2012                                                                         1,193,050
.........................................................................................................................
         1,320,000   Vanguard Health Holding Co. II, LLC
                     sr. sub. notes 9s, 2014                                                                   1,425,600
.........................................................................................................................
           545,000   Ventas Realty LP/Capital Corp.
                     company guaranty 9s, 2012 (R)                                                               626,750
.........................................................................................................................
           395,000   Ventas Realty LP/Capital Corp.
                     sr. notes 6 5/8s, 2014 (R)                                                                  396,975
.........................................................................................................................
           520,000   Ventas Realty LP/Capital Corp. 144A
                     sr. notes 6 3/4s, 2010 (R)                                                                  539,526
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,606,887
------------------------------------------------------------------------------------------------------------------------
Homebuilding (2.4%)
.........................................................................................................................
           740,000   Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                       788,100
.........................................................................................................................
           290,000   Beazer Homes USA, Inc. company
                     guaranty 8 3/8s, 2012                                                                       311,025
.........................................................................................................................
           230,000   D.R. Horton, Inc. company
                     guaranty 8s, 2009                                                                           251,943
.........................................................................................................................
           350,000   D.R. Horton, Inc. sr. notes 7 7/8s,
                     2011                                                                                        391,125
.........................................................................................................................
           525,000   D.R. Horton, Inc. sr. notes 6 7/8s,
                     2013                                                                                        567,000
.........................................................................................................................
         1,520,000   D.R. Horton, Inc. sr. notes 5 7/8s,
                     2013                                                                                      1,530,661
.........................................................................................................................
         1,120,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 8 7/8s, 2012                                                             1,212,400
.........................................................................................................................
           750,000   K. Hovnanian Enterprises, Inc.
                     company guaranty 6 3/8s, 2014                                                               746,250
.........................................................................................................................
           545,000   K. Hovnanian Enterprises, Inc.
                     sr. notes 6 1/2s, 2014                                                                      549,088
.........................................................................................................................
           560,000   KB Home company guaranty 5 7/8s,
                     2015                                                                                        555,605
.........................................................................................................................
           795,000   KB Home sr. notes 5 3/4s, 2014                                                              787,923
.........................................................................................................................
           570,000   Meritage Homes Corp. company
                     guaranty 6 1/4s, 2015                                                                       530,100
.........................................................................................................................
           375,000   Meritage Homes Corp. sr. notes 7s,
                     2014                                                                                        366,563
.........................................................................................................................
           725,000   Schuler Homes, Inc. company
                     guaranty 10 1/2s, 2011                                                                      799,313
.........................................................................................................................
         1,605,000   Standard Pacific Corp.
                     sr. notes 7 3/4s, 2013                                                                    1,669,200
.........................................................................................................................
           100,000   Standard Pacific Corp.
                     sr. notes 6 7/8s, 2011                                                                      101,250
.........................................................................................................................
           875,000   Technical Olympic USA, Inc. company
                     guaranty 10 3/8s, 2012                                                                      914,375
.........................................................................................................................
           195,000   Technical Olympic USA, Inc. company
                     guaranty 9s, 2010                                                                           200,606
.........................................................................................................................
           785,000   Technical Olympic USA, Inc.
                     sr. sub. notes 7 1/2s, 2015                                                                 706,500
.........................................................................................................................
           475,000   WCI Communities, Inc. company
                     guaranty 10 5/8s, 2011                                                                      513,000
.........................................................................................................................
         1,335,000   WCI Communities, Inc. company
                     guaranty 9 1/8s, 2012                                                                     1,398,413
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,890,440
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.4%)
.........................................................................................................................
         2,130,000   Sealy Mattress Co.
                     sr. sub. notes 8 1/4s, 2014                                                               2,151,300
.........................................................................................................................
           315,000   Simmons Bedding Co.
                     sr. sub. notes 7 7/8s, 2014                                                                 270,900
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,422,200
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (2.3%)
.........................................................................................................................
           505,000   FelCor Lodging LP company
                     guaranty 9s, 2008 (R)                                                                       551,713
.........................................................................................................................
         1,105,000   Gaylord Entertainment Co.
                     sr. notes 8s, 2013                                                                        1,161,631
.........................................................................................................................
           323,000   HMH Properties, Inc. company
                     guaranty Ser. B, 7 7/8s, 2008 (R)                                                           327,845
.........................................................................................................................
           510,000   Host Marriott LP company
                     guaranty Ser. G, 9 1/4s, 2007 (R)                                                           552,075
.........................................................................................................................
         1,640,000   Host Marriott LP sr. notes Ser. M,
                     7s, 2012 (R)                                                                              1,701,500
.........................................................................................................................
         2,230,000   John Q. Hammons Hotels LP/John Q.
                     Hammons Hotels Finance Corp. III
                     1st mtge. Ser. B, 8 7/8s, 2012                                                            2,441,850
.........................................................................................................................
         1,190,000   MeriStar Hospitality Corp. company
                     guaranty 9 1/8s, 2011 (R)                                                                 1,249,500
.........................................................................................................................
           735,000   MeriStar Hospitality Corp. company
                     guaranty 9s, 2008 (R)                                                                       768,075
.........................................................................................................................
           560,000   Starwood Hotels & Resorts
                     Worldwide, Inc. company
                     guaranty 7 7/8s, 2012                                                                       631,400
.........................................................................................................................
           705,000   Starwood Hotels & Resorts
                     Worldwide, Inc. company
                     guaranty 7 3/8s, 2007                                                                       736,725
.........................................................................................................................
         1,010,000   Starwood Hotels & Resorts
                     Worldwide, Inc. debs. 7 3/8s, 2015                                                        1,123,625
.........................................................................................................................
         1,195,000   Starwood Hotels & Resorts
                     Worldwide, Inc. notes 6 3/4s, 2005                                                        1,202,469
.........................................................................................................................
         2,120,000   Trump Entertainment Resorts, Inc.
                     sec. notes 8 1/2s, 2015                                                                   2,069,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,518,058
------------------------------------------------------------------------------------------------------------------------
Media (0.6%)
.........................................................................................................................
         1,260,000   Affinity Group, Inc.
                     sr. sub. notes 10 7/8s, 2012                                                              1,219,050
.........................................................................................................................
         1,370,000   Affinity Group, Inc.
                     sr. sub. notes 9s, 2012                                                                   1,387,125
.........................................................................................................................
         1,000,000   Warner Music Group
                     sr. sub. notes 7 3/8s, 2014                                                               1,010,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,616,175
------------------------------------------------------------------------------------------------------------------------
Publishing (4.1%)
.........................................................................................................................
         1,155,000   American Media, Inc. company
                     guaranty Ser. B, 10 1/4s, 2009                                                            1,157,888
.........................................................................................................................
         4,120,304   CanWest Media, Inc. company
                     guaranty 8s, 2012                                                                         4,305,718
.........................................................................................................................
         1,400,000   Cenveo Corp, sr. sub. notes 7 7/8s,
                     2013                                                                                      1,330,000
.........................................................................................................................
         2,040,000   Dex Media West, LLC/Dex Media
                     Finance Co. sr. notes Ser. B,
                     8 1/2s, 2010                                                                              2,223,600
.........................................................................................................................
           965,000   Dex Media, Inc. disc. notes zero %,
                     2013                                                                                        776,825
.........................................................................................................................
         2,125,000   Dex Media, Inc. notes 8s, 2013                                                            2,257,813
.........................................................................................................................
         1,645,000   Houghton Mifflin Co.
                     sr. sub. notes 9 7/8s, 2013                                                               1,756,038
.........................................................................................................................
         1,495,000   PRIMEDIA, Inc. company
                     guaranty 8 7/8s, 2011                                                                     1,566,013
.........................................................................................................................
         1,475,000   PRIMEDIA, Inc. sr. notes 8s, 2013                                                         1,478,688
.........................................................................................................................
           790,000   R.H. Donnelley Corp. 144A
                     sr. notes 6 7/8s, 2013                                                                      805,800
.........................................................................................................................
         1,745,000   R.H. Donnelley Finance Corp. I 144A
                     company guaranty 8 7/8s, 2010                                                             1,906,413
.........................................................................................................................
           870,000   R.H. Donnelley Finance Corp. I 144A
                     sr. sub. notes 10 7/8s, 2012                                                              1,011,375
.........................................................................................................................
           240,000   R.H. Donnelley, Inc. company
                     guaranty 8 7/8s, 2010                                                                       262,200
.........................................................................................................................
           815,000   Reader's Digest Association, Inc.
                     (The) sr. notes 6 1/2s, 2011                                                                827,225
.........................................................................................................................
         2,005,000   Vertis, Inc. company
                     guaranty Ser. B, 10 7/8s, 2009                                                            1,904,750
.........................................................................................................................
         1,400,000   Vertis, Inc. 144A
                     sub. notes 13 1/2s, 2009                                                                  1,044,750
.........................................................................................................................
         1,075,000   WRC Media Corp.
                     sr. sub. notes 12 3/4s, 2009                                                              1,138,156
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,753,252
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.4%)
.........................................................................................................................
         1,006,000   Domino's, Inc.
                     sr. sub. notes 8 1/4s, 2011                                                               1,071,390
.........................................................................................................................
         1,631,000   Sbarro, Inc. company guaranty 11s,
                     2009                                                                                      1,639,155
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,710,545
------------------------------------------------------------------------------------------------------------------------
Retail (3.0%)
.........................................................................................................................
           885,000   Asbury Automotive Group, Inc.
                     sr. sub. notes 8s, 2014                                                                     854,025
.........................................................................................................................
         1,710,000   Autonation, Inc. company
                     guaranty 9s, 2008                                                                         1,868,175
.........................................................................................................................
           575,000   Bear Creek Corp. 144A sr. notes 9s,
                     2013                                                                                        560,625
.........................................................................................................................
           810,000   Finlay Fine Jewelry Corp.
                     sr. notes 8 3/8s, 2012                                                                      730,013
.........................................................................................................................
         1,980,000   JC Penney Co., Inc. debs. 7.95s,
                     2017                                                                                      2,281,950
.........................................................................................................................
         1,055,000   JC Penney Co., Inc. debs. 7 1/8s,
                     2023                                                                                      1,144,675
.........................................................................................................................
           200,000   JC Penney Co., Inc. notes 9s, 2012                                                          237,500
.........................................................................................................................
            50,000   JC Penney Co., Inc. notes 8s, 2010                                                           55,000
.........................................................................................................................
           790,000   Jean Coutu Group, Inc.
                     sr. notes 7 5/8s, 2012 (Canada)                                                             815,675
.........................................................................................................................
           950,000   Jean Coutu Group, Inc.
                     sr. sub. notes 8 1/2s, 2014
                     (Canada)                                                                                    938,125
.........................................................................................................................
         1,245,000   Movie Gallery, Inc. 144A
                     sr. unsecd. notes 11s, 2012                                                               1,307,250
.........................................................................................................................
EUR        835,000   Ray Acquisition sr. notes 9 3/8s,
                     2015 (France)                                                                               970,337
.........................................................................................................................
        $1,025,000   Rite Aid Corp. company
                     guaranty 9 1/2s, 2011                                                                     1,091,625
.........................................................................................................................
           785,000   Rite Aid Corp. company
                     guaranty 7 1/2s, 2015                                                                       753,600
.........................................................................................................................
            70,000   Rite Aid Corp. debs. 6 7/8s, 2013                                                            60,550
.........................................................................................................................
           810,000   Rite Aid Corp. sr. notes 9 1/4s,
                     2013                                                                                        793,800
.........................................................................................................................
         2,155,000   Saks, Inc. company guaranty 7s,
                     2013                                                                                      2,155,000
.........................................................................................................................
           840,000   Toys R Us, Inc. notes 7 5/8s, 2011                                                          770,700
.........................................................................................................................
         1,170,000   United Auto Group, Inc. company
                     guaranty 9 5/8s, 2012                                                                     1,248,975
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,637,600
------------------------------------------------------------------------------------------------------------------------
Technology (3.1%)
.........................................................................................................................
         1,995,000   Advanced Micro Devices, Inc.
                     sr. notes 7 3/4s, 2012                                                                    1,965,075
.........................................................................................................................
           680,000   Amkor Technologies, Inc.
                     sr. notes 7 3/4s, 2013                                                                      584,800
.........................................................................................................................
           555,000   Celestica, Inc.
                     sr. sub. notes 7 7/8s, 2011
                     (Canada)                                                                                    568,875
.........................................................................................................................
         1,265,000   Celestica, Inc.
                     sr. sub. notes 7 5/8s, 2013                                                               1,268,163
.........................................................................................................................
         1,570,000   Freescale Semiconductor, Inc.
                     sr. notes Ser. B, 7 1/8s, 2014                                                            1,687,750
.........................................................................................................................
           620,000   Iron Mountain, Inc. company
                     guaranty 8 5/8s, 2013                                                                       641,700
.........................................................................................................................
         1,815,000   Iron Mountain, Inc. company
                     guaranty 6 5/8s, 2016                                                                     1,678,875
.........................................................................................................................
           130,000   Lucent Technologies, Inc.
                     debs. 6 1/2s, 2028                                                                          115,375
.........................................................................................................................
           660,000   Lucent Technologies, Inc.
                     debs. 6.45s, 2029                                                                           590,700
.........................................................................................................................
           690,000   New ASAT Finance, Ltd. company
                     guaranty 9 1/4s, 2011
                     (Cayman Islands)                                                                            586,500
.........................................................................................................................
           660,000   SCG Holding Corp. 144A notes zero %,
                     2011                                                                                        990,000
.........................................................................................................................
         1,190,000   Seagate Technology Hdd Holdings
                     company guaranty 8s, 2009
                     (Cayman Islands)                                                                          1,267,350
.........................................................................................................................
           294,000   TSI Telecommunication
                     Services, Inc. company
                     guaranty Ser. B, 12 3/4s, 2009                                                              321,930
.........................................................................................................................
         1,325,000   UGS Corp. company guaranty 10s,
                     2012                                                                                      1,470,750
.........................................................................................................................
           895,000   Xerox Capital Trust I company
                     guaranty 8s, 2027                                                                           926,325
.........................................................................................................................
           910,000   Xerox Corp. notes Ser. MTN, 7.2s,
                     2016                                                                                        982,800
.........................................................................................................................
         1,710,000   Xerox Corp. sr. notes 7 5/8s, 2013                                                        1,840,388
.........................................................................................................................
         1,870,000   Xerox Corp. sr. notes 6 7/8s, 2011                                                        1,982,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,469,556
------------------------------------------------------------------------------------------------------------------------
Textiles (1.0%)
.........................................................................................................................
         1,705,000   Levi Strauss & Co.
                     sr. notes 12 1/4s, 2012                                                                   1,862,713
.........................................................................................................................
         1,805,000   Levi Strauss & Co.
                     sr. notes 9 3/4s, 2015                                                                    1,791,463
.........................................................................................................................
           860,000   Oxford Industries, Inc.
                     sr. notes 8 7/8s, 2011                                                                      920,200
.........................................................................................................................
         1,110,000   Russell Corp. company
                     guaranty 9 1/4s, 2010                                                                     1,173,825
.........................................................................................................................
           763,000   William Carter Holdings Co. (The)
                     company guaranty Ser. B, 10 7/8s,
                     2011                                                                                        861,946
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,610,147
------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (0.7%)
.........................................................................................................................
           470,000   Cooper-Standard Automotive, Inc.
                     company guaranty 8 3/8s, 2014                                                               371,300
.........................................................................................................................
           155,000   Cooper-Standard Automotive, Inc.
                     company guaranty 7s, 2012                                                                   140,275
.........................................................................................................................
           370,000   Goodyear Tire & Rubber Co. (The)
                     notes 8 1/2s, 2007                                                                          386,650
.........................................................................................................................
         1,820,000   Goodyear Tire & Rubber Co. (The)
                     notes 7.857s, 2011                                                                        1,769,950
.........................................................................................................................
           405,000   Goodyear Tire & Rubber Co. (The)
                     notes 6 3/8s, 2008                                                                          398,925
.........................................................................................................................
         1,265,000   Goodyear Tire & Rubber Co. (The)
                     144A sr. notes 9s, 2015                                                                   1,242,863
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,309,963
------------------------------------------------------------------------------------------------------------------------
Transportation (1.1%)
.........................................................................................................................
         1,110,000   American Airlines, Inc.
                     pass-through certificates
                     Ser. 01-1, 6.817s, 2011                                                                   1,054,500
.........................................................................................................................
         1,785,000   Calair, LLC/Calair Capital Corp.
                     company guaranty 8 1/8s, 2008                                                             1,356,600
.........................................................................................................................
         2,130,000   Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                             2,321,700
.........................................................................................................................
           340,000   Kansas City Southern Railway Co.
                     company guaranty 7 1/2s, 2009                                                               351,050
.........................................................................................................................
           255,000   Navistar International Corp.
                     company guaranty Ser. B, 9 3/8s,
                     2006                                                                                        264,244
.........................................................................................................................
           815,000   Navistar International Corp. 144A
                     sr. notes 6 1/4s, 2012                                                                      786,475
.........................................................................................................................
         1,000,000   Northwest Airlines, Inc. company
                     guaranty 8 7/8s, 2006                                                                       635,000
.........................................................................................................................
           380,000   Travelcenters of America, Inc.
                     company guaranty 12 3/4s, 2009                                                              414,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,183,769
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (8.1%)
.........................................................................................................................
           162,000   AES Corp. (The) sr. notes 8 7/8s,
                     2011                                                                                        180,630
.........................................................................................................................
            32,000   AES Corp. (The) sr. notes 8 3/4s,
                     2008                                                                                         34,400
.........................................................................................................................
         1,455,000   AES Corp. (The) 144A sec. notes 9s,
                     2015                                                                                      1,629,600
.........................................................................................................................
         1,490,000   AES Corp. (The) 144A sec.
                     notes 8 3/4s, 2013                                                                        1,661,350
.........................................................................................................................
           995,000   Allegheny Energy Supply 144A
                     bonds 8 1/4s, 2012                                                                        1,114,400
.........................................................................................................................
           630,000   Allegheny Energy Supply 144A sec.
                     notes 10 1/4s, 2007                                                                         693,000
.........................................................................................................................
           590,000   ANR Pipeline Co. debs. 9 5/8s, 2021                                                         747,984
.........................................................................................................................
         1,500,000   CMS Energy Corp. sr. notes 8.9s,
                     2008                                                                                      1,631,250
.........................................................................................................................
           430,000   CMS Energy Corp. sr. notes 8 1/2s,
                     2011                                                                                        479,450
.........................................................................................................................
           345,000   CMS Energy Corp. sr. notes 7 3/4s,
                     2010                                                                                        370,875
.........................................................................................................................
         1,350,000   Colorado Interstate Gas Co. 144A
                     sr. notes 5.95s, 2015                                                                     1,330,942
.........................................................................................................................
           915,000   DPL, Inc. bonds 8 1/8s, 2031                                                              1,078,710
.........................................................................................................................
         1,905,000   DPL, Inc. sr. notes 6 7/8s, 2011                                                          2,057,400
.........................................................................................................................
         2,835,000   Dynegy Holdings, Inc. 144A sec.
                     notes 10 1/8s, 2013                                                                       3,203,550
.........................................................................................................................
           810,000   Dynegy-Roseton Danskamme company
                     guaranty Ser. A, 7.27s, 2010                                                                805,950
.........................................................................................................................
         1,130,000   Dynegy-Roseton Danskamme company
                     guaranty Ser. B, 7.67s, 2016                                                              1,084,800
.........................................................................................................................
           500,000   Edison Mission Energy
                     sr. notes 10s, 2008                                                                         561,250
.........................................................................................................................
            25,000   Edison Mission Energy
                     sr. notes 9 7/8s, 2011                                                                       29,281
.........................................................................................................................
           415,000   El Paso CGP Co. notes 7 3/4s, 2010                                                          423,300
.........................................................................................................................
         1,280,000   El Paso Corp. sr. notes 8.05s, 2030                                                       1,267,200
.........................................................................................................................
           735,000   El Paso Corp. sr. notes 7 3/8s,
                     2012                                                                                        736,838
.........................................................................................................................
           890,000   El Paso Corp. sr. notes Ser. MTN,
                     7.8s, 2031                                                                                  865,525
.........................................................................................................................
           360,000   El Paso Natural Gas Co.
                     debs. 8 5/8s, 2022                                                                          419,906
.........................................................................................................................
         1,915,000   El Paso Production Holding Co.
                     company guaranty 7 3/4s, 2013                                                             2,044,263
.........................................................................................................................
         1,240,000   Ferrellgas Partners LP/Ferrellgas
                     Partners Finance sr. notes 6 3/4s,
                     2014                                                                                      1,196,600
.........................................................................................................................
         2,440,000   Midwest Generation, LLC sec.
                     sr. notes 8 3/4s, 2034                                                                    2,732,800
.........................................................................................................................
         1,485,000   Mission Energy Holding Co. sec.
                     notes 13 1/2s, 2008                                                                       1,763,438
.........................................................................................................................
           740,000   Monongahela Power Co. 1st mtge.
                     6.7s, 2014                                                                                  835,275
.........................................................................................................................
           594,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                         668,250
.........................................................................................................................
         1,430,000   Northwest Pipeline Corp. company
                     guaranty 8 1/8s, 2010                                                                     1,551,550
.........................................................................................................................
           740,000   Northwester Corp. 144A sr. sec.
                     notes 5 7/8s, 2014                                                                          758,500
.........................................................................................................................
         3,097,000   NRG Energy, Inc. 144A sr. sec.
                     notes 8s, 2013                                                                            3,267,335
.........................................................................................................................
         1,240,000   Orion Power Holdings, Inc.
                     sr. notes 12s, 2010                                                                       1,484,900
.........................................................................................................................
         1,115,000   PSEG Energy Holdings, Inc.
                     notes 7 3/4s, 2007                                                                        1,151,238
.........................................................................................................................
           995,000   SEMCO Energy, Inc.
                     sr. notes 7 3/4s, 2013                                                                    1,038,597
.........................................................................................................................
           290,000   Sierra Pacific Power Co. general
                     ref. mtge. 6 1/4s, 2012                                                                     297,975
.........................................................................................................................
         1,790,000   Sierra Pacific Resources
                     sr. notes 8 5/8s, 2014                                                                    1,977,950
.........................................................................................................................
           335,000   Teco Energy, Inc. notes 7.2s, 2011                                                          363,475
.........................................................................................................................
           525,000   Teco Energy, Inc. notes 7s, 2012                                                            567,000
.........................................................................................................................
            85,000   Teco Energy, Inc. 144A
                     sr. notes 6 3/4s, 2015                                                                       90,100
.........................................................................................................................
           140,000   Tennessee Gas Pipeline Co.
                     debs. 7s, 2028                                                                              142,915
.........................................................................................................................
           500,000   Tennessee Gas Pipeline Co. unsecd.
                     notes 7 1/2s, 2017                                                                          553,827
.........................................................................................................................
         1,415,000   Texas Genco LLC/Texas Genco
                     Financing Corp. 144A
                     sr. notes 6 7/8s, 2014                                                                    1,489,288
.........................................................................................................................
           195,000   Transcontinental Gas Pipeline Corp.
                     debs. 7 1/4s, 2026                                                                          214,744
.........................................................................................................................
         1,550,000   Utilicorp Canada Finance Corp.
                     company guaranty 7 3/4s, 2011
                     (Canada)                                                                                  1,596,500
.........................................................................................................................
           755,000   Utilicorp United, Inc.
                     sr. notes 9.95s, 2011                                                                       819,175
.........................................................................................................................
           270,000   Williams Cos., Inc. (The)
                     notes 8 3/4s, 2032                                                                          324,338
.........................................................................................................................
           695,000   Williams Cos., Inc. (The)
                     notes 7 3/4s, 2031                                                                          766,238
.........................................................................................................................
         1,000,000   Williams Cos., Inc. (The)
                     notes 7 5/8s, 2019                                                                        1,125,000
.........................................................................................................................
           737,719   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (F) (NON)                                                 61,526
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,290,388
------------------------------------------------------------------------------------------------------------------------
Other (1.7%)
.........................................................................................................................
         1,980,000   Dow Jones CDX HY 144A pass-through
                     certificates 7 3/4s, 2009                                                                 2,004,750
.........................................................................................................................
         8,477,817   Dow Jones CDX HY 144A pass-through
                     certificates Ser. 3-3, 8s, 2009                                                           8,599,686
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,604,436
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $529,209,613)                                                                    $544,646,327
------------------------------------------------------------------------------------------------------------------------
SENIOR LOANS (2.7%) (a) (c)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (0.3%)
.........................................................................................................................
           $99,125   Buckeye Technologies, Inc. bank
                     term loan FRN 5.2142s, 2010                                                                $100,405
.........................................................................................................................
           136,882   Graphic Packaging Corp. bank term
                     loan FRN Ser. C, 5.5063s, 2010                                                              138,821
.........................................................................................................................
           345,625   Hercules, Inc. bank term loan FRN
                     Ser. B, 4.8715s, 2010                                                                       348,563
.........................................................................................................................
           641,748   Huntsman Corp. bank term loan FRN
                     Ser. B, 6.12s, 2010                                                                         643,553
.........................................................................................................................
           114,449   Nalco Co. bank term loan FRN
                     Ser. B, 5.0265s, 2010                                                                       116,148
.........................................................................................................................
           143,346   SGL Carbon AG bank term loan FRN
                     5.9909s, 2009 (Germany)                                                                     144,063
.........................................................................................................................
            98,500   St. Mary's Cement Corp. bank term
                     loan FRN Ser. B, 5.0925s, 2009                                                               99,054
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,590,607
------------------------------------------------------------------------------------------------------------------------
Beverage (0.1%)
.........................................................................................................................
           830,833   Constellation Brands, Inc. bank
                     term loan FRN Ser. B, 4.9913s, 2011                                                         838,103
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.1%)
.........................................................................................................................
           136,975   AGCO Corp. bank term loan FRN
                     4.8239s, 2008                                                                               137,403
.........................................................................................................................
           180,644   Amsted Industries, Inc. bank term
                     loan FRN 5.909s, 2010                                                                       182,450
.........................................................................................................................
            24,262   Flowserve Corp. bank term loan FRN
                     Ser. C, 5.8349s, 2009                                                                        24,555
.........................................................................................................................
            98,067   Invensys, PLC bank term loan FRN
                     Ser. B-1, 6.8813s, 2009
                     (United Kingdom)                                                                             99,538
.........................................................................................................................
           117,786   Mueller Group, Inc. bank term loan
                     FRN 5.7789s, 2011                                                                           118,375
.........................................................................................................................
           123,438   Solo Cup Co. bank term loan FRN
                     5.078s, 2011                                                                                124,394
.........................................................................................................................
            49,252   Transdigm, Inc. bank term loan FRN
                     Ser. C, 5.3s, 2010                                                                           49,713
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 736,428
------------------------------------------------------------------------------------------------------------------------
Communication Services (0.2%)
.........................................................................................................................
         1,000,000   Alaska Communications Systems
                     Group, Inc. bank term loan FRN
                     Ser. B, 5.0925s, 2012                                                                     1,006,500
.........................................................................................................................
            98,750   Consolidated Communications
                     Holdings bank term loan FRN Ser. C,
                     5.6633s, 2012                                                                                99,244
.........................................................................................................................
            69,473   PanAmSat Corp. bank term loan FRN
                     Ser. B1, 5.31s, 2010                                                                         70,492
.........................................................................................................................
            58,500   Qwest Communications
                     International, Inc. bank term loan
                     FRN Ser. A, 7.39s, 2007                                                                      60,228
.........................................................................................................................
            99,000   SBA Communications Corp. bank term
                     loan FRN Ser. C, 5.549s, 2008                                                                99,495
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,335,959
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.4%)
.........................................................................................................................
           650,000   Delphi Corp. bank term loan FRN
                     Ser. B, 9.74s, 2011                                                                         665,205
.........................................................................................................................
           152,822   Dex Media West, LLC/Dex Media West
                     Finance Co. bank term loan FRN
                     Ser. B, 4.7784s, 2010                                                                       153,883
.........................................................................................................................
           555,000   Federal Mogul Corp. bank term loan
                     FRN Ser. A, 5.31s, 2006                                                                     493,256
.........................................................................................................................
         1,285,000   Federal Mogul Corp. bank term loan
                     FRN Ser. B, 5.56s, 2006                                                                   1,146,863
.........................................................................................................................
           106,687   Hayes Lemmerz International, Inc.
                     bank term loan FRN 6.4926s, 2009                                                            107,354
.........................................................................................................................
           100,000   Landsource, Inc. bank term loan FRN
                     Ser. B, 5 5/8s, 2010                                                                        100,125
.........................................................................................................................
            75,280   TRW Automotive, Inc. bank term loan
                     FRN Ser. B, 4 3/8s, 2010                                                                     75,428
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,742,114
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (0.5%)
.........................................................................................................................
            25,680   Affinity Group Holdings bank term
                     loan FRN Ser. B1, 6.1842s, 2009                                                              25,872
.........................................................................................................................
            64,200   Affinity Group Holdings bank term
                     loan FRN Ser. B2, 6.12s, 2009                                                                64,681
.........................................................................................................................
            87,293   AMF Bowling Worldwide bank term
                     loan FRN Ser. B, 6.1484s, 2009                                                               87,675
.........................................................................................................................
         1,090,000   Century Cable Holdings bank term
                     loan FRN 8s, 2009                                                                         1,076,764
.........................................................................................................................
           198,000   Charter PLC bank term loan FRN
                     Ser. B, 6.4398s, 2011
                     (United Kingdom)                                                                            196,586
.........................................................................................................................
            23,054   Dole Food Co., Inc. bank term loan
                     FRN Ser. B, 5.4367s, 2012                                                                    23,198
.........................................................................................................................
            23,034   Itron, Inc. bank term loan FRN
                     5.0138s, 2010                                                                                23,120
.........................................................................................................................
           995,000   Mediacom Communications Corp. bank
                     term loan FRN Ser. B, 5.2607s, 2012                                                       1,004,173
.........................................................................................................................
           640,000   Olympus Cable Holdings, LLC bank
                     term loan FRN Ser. B, 7 3/4s, 2010                                                          631,885
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,133,954
------------------------------------------------------------------------------------------------------------------------
Energy (--%)
.........................................................................................................................
           150,000   Dresser, Inc. bank term loan FRN
                     6.91s, 2010                                                                                 152,625
------------------------------------------------------------------------------------------------------------------------
Entertainment (--%)
.........................................................................................................................
            44,819   Six Flags, Inc. bank term loan FRN
                     Ser. B, 5.8897s, 2009                                                                        45,277
------------------------------------------------------------------------------------------------------------------------
Financial (0.2%)
.........................................................................................................................
           995,262   General Growth Properties, Inc.
                     bank term loan FRN Ser. B, 5.34s,
                     2008 (R)                                                                                  1,002,153
------------------------------------------------------------------------------------------------------------------------
Food (--%)
.........................................................................................................................
           172,813   Pinnacle Foods Holding Corp. bank
                     term loan FRN 6.3489s, 2010                                                                 173,353
------------------------------------------------------------------------------------------------------------------------
Health Care (0.3%)
.........................................................................................................................
           122,813   Beverly Enterprises, Inc. bank term
                     loan FRN 5.6486s, 2008                                                                      123,120
.........................................................................................................................
            99,250   Community Health Systems, Inc. bank
                     term loan FRN Ser. B, 4.64s, 2011                                                           100,222
.........................................................................................................................
           181,235   Concentra bank term loan FRN
                     6.0085s, 2009                                                                               182,594
.........................................................................................................................
         1,184,005   Express Scripts, Inc. bank term
                     loan FRN Ser. B, 4.7679s, 2010                                                            1,192,885
.........................................................................................................................
            99,000   Fisher Scientific
                     International, Inc. bank term loan
                     FRN Ser. B, 4.5925s, 2011                                                                    99,650
.........................................................................................................................
            98,250   Hanger Orthopedic Group, Inc. bank
                     term loan FRN 6.5925s, 2009                                                                  98,987
.........................................................................................................................
            84,971   Kinetic Concepts, Inc. bank term
                     loan FRN Ser. B, 4.85s, 2011                                                                 85,714
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,883,172
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (--%)
.........................................................................................................................
            78,627   Sealy Mattress Co. bank term loan
                     FRN Ser. D, 5.0005s, 2012                                                                    78,922
------------------------------------------------------------------------------------------------------------------------
Media (0.1%)
.........................................................................................................................
           394,838   Warner Music Group bank term loan
                     FRN Ser. B, 4.9267s, 2011                                                                   397,059
------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
.........................................................................................................................
           137,500   WRC Media Corp. bank term loan FRN
                     8.0644s, 2009                                                                               137,156
------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (--%)
.........................................................................................................................
           250,000   Goodyear Tire & Rubber Co. (The)
                     bank term loan FRN 5.89s, 2010                                                              249,464
------------------------------------------------------------------------------------------------------------------------
Transportation (0.1%)
.........................................................................................................................
            79,676   Pacer International, Inc. bank term
                     loan FRN 5.2297s, 2010                                                                       80,274
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (0.4%)
.........................................................................................................................
           829,920   El Paso Corp. bank term loan FRN
                     Ser. B, 5 7/8s, 2009                                                                        834,588
.........................................................................................................................
           500,000   El Paso Corp. bank term loan FRN
                     Ser. C, 5.62s, 2009                                                                         502,500
.........................................................................................................................
           437,500   NRG Energy, Inc. bank term loan FRN
                     2.9925s, 2011                                                                               440,508
.........................................................................................................................
           559,688   NRG Energy, Inc. bank term loan FRN
                     Ser. B, 5.2532s, 2011                                                                       563,535
.........................................................................................................................
            88,207   Williams Cos., Inc. bank term loan
                     FRN Ser. C, 5.59s, 2007                                                                      88,979
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,430,110
------------------------------------------------------------------------------------------------------------------------
                     Total Senior Loans (cost $16,968,979)                                                   $17,006,730
------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (1.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,655,000   Brazil (Federal Republic of)
                     bonds 10 1/2s, 2014                                                                      $1,957,038
.........................................................................................................................
           420,000   Colombia (Republic of)
                     bonds 10 3/8s, 2033                                                                         500,850
.........................................................................................................................
         1,300,000   Indonesia (Republic of) 144A
                     notes 7 1/4s, 2015                                                                        1,306,500
.........................................................................................................................
           565,000   Peru (Republic of) bonds 8 3/8s,
                     2016                                                                                        633,648
.........................................................................................................................
           570,000   Philippines (Republic of)
                     bonds 9 1/2s, 2024                                                                          612,750
.........................................................................................................................
         1,550,000   Philippines (Republic of)
                     bonds 8 3/8s, 2011                                                                        1,608,125
.........................................................................................................................
         1,285,000   United Mexican States
                     bonds Ser. MTN, 8.3s, 2031                                                                1,586,975
.........................................................................................................................
           435,000   Venezuela (Republic of)
                     notes 10 3/4s, 2013                                                                         508,950
------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government Bonds
                     and Notes (cost $8,159,662)                                                              $8,714,836
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
            17,095   Crown Castle International Corp.
                     $3.125 cum. cv. pfd.                                                                       $820,560
.........................................................................................................................
             5,913   Emmis Communications Corp. Ser. A,
                     $3.125 cum. cv. pfd.                                                                        241,694
.........................................................................................................................
            13,800   Huntsman Corp. $2.50 cv. pfd.                                                               636,525
.........................................................................................................................
            75,800   MetLife, Inc. Ser. B,
                     $1.594 cv. pfd.                                                                           1,989,750
.........................................................................................................................
               192   Paxson Communications Corp. 144A
                     9.75% cv. pfd. (PIK)                                                                        729,600
.........................................................................................................................
            13,000   Williams Cos., Inc. (The) 144A
                     $2.75 cv. pfd.                                                                            1,183,000
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $5,838,811)                                                                        $5,601,129
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (0.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             3,932   AboveNet, Inc. (NON)                                                                       $110,096
.........................................................................................................................
         1,922,000   AMRESCO Creditor Trust (acquired
                     5/18/00, cost $217,950) (F) (RES) (NON) (R)                                                   1,922
.........................................................................................................................
             3,240   Birch Telecom, Inc. (F) (NON)                                                                     3
.........................................................................................................................
            42,887   Celanese Corp. Ser. A (NON) (S)                                                             681,474
.........................................................................................................................
               896   Comdisco Holding Co., Inc.                                                                   14,784
.........................................................................................................................
             1,101   Compass Minerals
                     International, Inc.                                                                          25,763
.........................................................................................................................
         5,126,274   Contifinancial Corp. Liquidating
                     Trust Units                                                                                   6,408
.........................................................................................................................
            29,846   Covad Communications
                     Group, Inc. (NON) (S)                                                                        41,784
.........................................................................................................................
             2,626   Crown Castle
                     International Corp. (NON) (S)                                                                53,360
.........................................................................................................................
            11,167   Decrane Aircraft Holdings, Inc. (F) (NON)                                                        11
.........................................................................................................................
             3,109   Genesis HealthCare Corp. (NON)                                                              143,885
.........................................................................................................................
         1,180,000   iPCS Escrow, Inc. (F) (NON)                                                                   1,180
.........................................................................................................................
            27,464   iPCS, Inc. (NON)                                                                            885,714
.........................................................................................................................
               431   Knology, Inc. (NON)                                                                             840
.........................................................................................................................
            10,753   Northwestern Corp. (S)                                                                      338,935
.........................................................................................................................
            99,280   Regal Entertainment Group 144A (F)                                                        1,874,406
.........................................................................................................................
               691   Sterling Chemicals, Inc. (NON)                                                               24,185
.........................................................................................................................
             3,215   Sun Healthcare Group, Inc. (NON)                                                             20,576
.........................................................................................................................
               410   USA Mobility, Inc. (NON)                                                                     12,038
.........................................................................................................................
         2,812,235   VFB LLC (acquired various dates
                     from 1/21/00 to 12/8/03,
                     cost $1,601,579) (RES) (NON)                                                                576,508
.........................................................................................................................
            84,875   VS Holdings, Inc. (NON)                                                                          85
.........................................................................................................................
             8,777   Washington Group
                     International, Inc. (NON) (S)                                                               448,680
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks (cost $18,119,871)                                                   $5,262,637
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $880,000   CDO Repackaging Trust Series 144A
                     Ser. 03-3, Class A, 9.49s, 2008                                                            $919,600
.........................................................................................................................
           370,000   Denali Capital CLO III Ltd. FRN
                     Ser. B-2L, 11.15s, 2015
                     (Cayman Islands)                                                                            379,250
.........................................................................................................................
           880,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 5A,
                     11.59s, 2015 (Cayman Islands)                                                               908,875
.........................................................................................................................
           345,000   Octagon Investment Parties VI, Ltd.
                     FRN Ser. 03-6A, Class B2L, 11.39s,
                     2016                                                                                        364,838
.........................................................................................................................
         1,375,000   Providian Gateway Master Trust
                     Ser. 02, Class B, PO, zero %, 2006                                                        1,338,591
.........................................................................................................................
           625,000   Verdi Synthetic CLO 144A Ser. 1A,
                     Class E2, 11.15s, 2010                                                                      630,957
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $4,212,864)                                                                        $4,542,111
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
             8,000   Decrane Aircraft Holdings, Inc.
                     $16.00 pfd. (PIK)                                                                           $56,000
.........................................................................................................................
            14,720   Doane Pet Care Co. $7.125 pfd.                                                            1,177,600
.........................................................................................................................
                30   Dobson Communications Corp. 13.00%
                     Class A pfd.                                                                                 30,000
.........................................................................................................................
             1,010   First Republic Capital Corp. 144A
                     10.50% pfd.                                                                               1,060,500
.........................................................................................................................
               132   Paxson Communications Corp. 14.25%
                     cum. pfd. (PIK)                                                                             851,400
.........................................................................................................................
               843   Rural Cellular Corp. Ser. B,
                     11.375% Class A cum. pfd.                                                                   775,560
------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks (cost $3,365,251)                                                 $3,951,060
------------------------------------------------------------------------------------------------------------------------
BRADY BONDS (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,095,308   Brazil (Federal Republic of) FRB
                     Ser. 18 YR, 4.313s, 2012                                                                 $1,052,920
.........................................................................................................................
         1,075,250   Peru (Republic of) FRB Ser. 20 YR,
                     5s, 2017                                                                                  1,016,111
------------------------------------------------------------------------------------------------------------------------
                     Total Brady Bonds (cost $2,040,663)                                                      $2,069,031
------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $5,150,000   Cybernet Internet Services
                     International, Inc.
                     144A cv. sr. disc. notes 13s, 2009
                     (Canada) (In default) (NON)                                                                     $52
.........................................................................................................................
           680,000   Fairchild Semiconductor
                     International, Inc. cv. company
                     guaranty 5s, 2008                                                                           662,150
.........................................................................................................................
         1,470,000   Lear Corp. cv. company
                     guaranty zero %, 2022                                                                       659,663
.........................................................................................................................
           515,000   WCI Communities, Inc. cv. sr. sub. note
                     s 4s, 2023                                                                                  660,488
------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $6,246,888)                                                                        $1,982,353
------------------------------------------------------------------------------------------------------------------------
UNITS (0.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
         1,720,000   Morrison Knudsen Corp. zero %, 2032                                                        $154,800
.........................................................................................................................
             2,670   XCL Equity Units zero % (F)                                                               1,819,900
------------------------------------------------------------------------------------------------------------------------
                     Total Units (cost $5,626,455)                                                            $1,974,700
------------------------------------------------------------------------------------------------------------------------
WARRANTS (0.1%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
                                                                                    Expiration    Expiration
Number of Warrants                                                                       Price          Date       Value
.........................................................................................................................
             1,424   AboveNet, Inc.                                                      $0.01        9/8/08      $7,120
.........................................................................................................................
             1,675   AboveNet, Inc.                                                       0.01        9/8/10       1,675
.........................................................................................................................
             1,950   Dayton Superior
                     Corp. 144A                                                           0.01       6/15/09           1
.........................................................................................................................
                 1   Decrane Aircraft
                      Holdings Co. Class B                                                1.00       6/30/00           1
.........................................................................................................................
               432   MDP Acquisitions
                     PLC 144A                                                             7.70       10/1/13      12,096
.........................................................................................................................
               720   Mikohn Gaming
                     Corp. 144A                                                         100.00       8/15/08      20,621
.........................................................................................................................
               850   Pliant Corp. 144A                                                    0.01        6/1/10           9
.........................................................................................................................
             1,140   TravelCenters of
                     America, Inc. 144A                                                   0.01        5/1/09       1,425
.........................................................................................................................
             3,450   Ubiquitel, Inc. 144A                                                22.74       4/15/10           1
.........................................................................................................................
             5,416   Washington Group
                     International, Inc. Ser. A                                           0.01       1/25/06     124,568
.........................................................................................................................
             6,190   Washington Group
                     International, Inc. Ser. B                                           0.01       1/25/06     123,800
.........................................................................................................................
             3,346   Washington Group
                     International, Inc. Ser. C                                           0.01       1/25/06      60,228
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants (cost $1,016,701)                                                           $351,545
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (--%) (a)
(cost $139,446)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
          $155,000   Mach One Commercial Mortgage Trust
                     144A Ser. 04-1A, Class J, 5.45s,
                     2040                                                                                       $130,527
------------------------------------------------------------------------------------------------------------------------
Short-term investments (4.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
          $500,000   Danske Corp for an effective yield
                     2.963% August 8, 2005 (Denmark)                                                            $498,480
.........................................................................................................................
         1,000,000   Nordea Bank Finland PLC for an
                     effective yield of 3.035%,
                     December 30, 2005 (Sweden)                                                                  999,244
.........................................................................................................................
         1,000,000   Societe Generale for an effective
                     yield of 2.915%, August 9, 2005
                     (France)                                                                                    999,994
.........................................................................................................................
         1,478,663   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005(d)                                                        1,478,092
.........................................................................................................................
        26,019,512   Putnam Prime Money Market Fund (e)                                                       26,019,512
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $29,995,322)                                                                      $29,995,322
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $630,940,526)                                                                    $626,228,308
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to sell at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                      Aggregate       Delivery     Unrealized
                           Value     Face Value           Date   Appreciation
...............................................................................
Euro                  $8,629,835     $8,744,018                      $114,183
==============================================================================


Total Return Swap Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------

                                                                   Unrealized
                                       Notional    Termination   Appreciation/
                                         Amount           Date  (Depreciation)
...............................................................................
Agreement with Deutsche Bank AG
dated February 1, 2005 to
receive at maturity the notional
amount multiplied by the return
of the Lehman Brothers U.S.
Corporate High Yield Index and
pay at maturity the notional
amount multiplied by the seven
month USD-LIBOR-BBA adjusted by
a specified spread.                  $1,500,145          9/1/05       ($2,140)
...............................................................................
Agreement with Deutsche Bank AG
dated February 1, 2005 to
receive at maturity the notional
amount multiplied by the return
of the Lehman Brothers U.S.
Corporate High Yield Index and
pay at maturity the notional
amount multiplied by the six
month USD-LIBOR-BBA adjusted by
a specified spread.                   1,500,145          8/1/05        (1,802)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
October 9, 2003 to receive/(pay)
semi-annually the notional
amount multiplied by the total
rate of return of the Lehman
Brothers U.S. High Yield Index
and pay semi-annually the
notional amount multiplied by
the six month USD-LIBOR adjusted
by a specified spread.                8,537,552          5/1/06       245,843
------------------------------------------------------------------------------
                                                                     $241,901
==============================================================================


Credit Default Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                                      Notional   Appreciation/
                                                        Amount  (Depreciation)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. effective
May 20, 2005, maturing on June
20, 2010, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and pay
quarterly 90 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index,
the fund receives a payment of
the proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ IG CDX 5 year
Series 4 Index.                                    $11,430,000      ($143,088)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. effective
May 20, 2005, maturing on June
20, 2010, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and receive
quarterly 500 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index
0-3% tranche, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
0-3% tranche.                                        2,286,000        122,384
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.35% and the fund pays in
the event of a credit default in
one of the underlying securities
in the basket of BB CMBS securities.                   246,815         11,876
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.433% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                        92,556          3,878
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.5% and the fund pays in
the event of a credit default in
one of the underlying securities
in the basket of BB CMBS securities.                    30,852          1,868
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.55625% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                       246,815          5,844
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.4625% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                       123,407          5,525
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.475% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                        61,704          1,934
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.6% and the fund pays in
the event of a credit default in
one of the underlying securities
in the basket of BB CMBS securities.                    30,852            306
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. effective April 25,
2005, maturing on June 20, 2010,
to receive a quarterly payment
of 3.70% times the notional
amount. Upon a credit default
event of Felcor Lodging L.P., 8
1/2, 2011, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of
Felcor Lodging L.P., 8 1/2, 2011.                      650,000          3,299
...............................................................................
Agreement with Morgan Stanley
Capital Services, Inc. effective
May 24, 2005, maturing on June
20, 2010, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and pay
quarterly 90 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index,
the fund receives a payment of
the proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ IG CDX 5 year
Series 4 Index.                                      2,265,000        (24,371)
...............................................................................
Agreement with Morgan Stanley
Capital Services, Inc. effective
May 24, 2005, maturing on June
20, 2010, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and receive
quarterly 500 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index
0-3% tranche, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
0-3% tranche.                                          453,000         24,053
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc.
effective June 20, 2005,
maturing on September 20, 2010,
to receive/(pay) a premium based
on the difference between the
original spread on issue and the
market spread on day of
execution and receive quarterly
750 basis points times the
notional amount. Upon a credit
default event of Six Flags,
Inc., senior notes, the fund
makes a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of Six Flags, Inc., senior
notes.                                                 755,000          4,854
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc.
effective June 28, 2005,
maturing on September 20, 2010,
to receive/(pay) a premium based
on the difference between the
original spread on issue and the
market spread on day of
execution and receive quarterly
755 basis points times the
notional amount. Upon a credit
default event of Six Flags,
Inc., senior notes, the fund
makes a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of Six Flags, Inc., senior
notes.                                                   5,000              2
------------------------------------------------------------------------------
                                                                      $18,364
==============================================================================

See page 251 for Notes to the Portfolios.




Putnam VT Income Fund

The fund's portfolio
June 30, 2005 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (44.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
U.S. Government Guaranteed Mortgage Obligations (--%)
.........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through
                     Certificates
.........................................................................................................................
          $155,233   7s, with due dates from
                     April 15, 2031 to October 15, 2031                                                         $167,093
.........................................................................................................................
U.S. Government Agency Mortgage Obligations (44.1%)
.........................................................................................................................
                     Federal Home Loan Mortgage
                     Corporation
.........................................................................................................................
           442,066   7 1/2s, with due dates from
                     October 1, 2029 to December 1, 2029                                                         474,513
.........................................................................................................................
        24,187,083   6 1/2s, with due dates from
                     May 1, 2029 to April 1, 2035                                                             25,065,960
.........................................................................................................................
         3,240,000   6s, TBA, July 1, 2035                                                                     3,321,253
.........................................................................................................................
         7,917,589   5 1/2s, with due dates from
                     May 1, 2016 to April 1, 2020                                                              8,141,060
.........................................................................................................................
         9,700,000   5 1/2s, TBA, July 1, 2035                                                                 9,834,133
.........................................................................................................................
                     Federal National Mortgage
                     Association Pass-Through
                     Certificates
.........................................................................................................................
           156,745   9s, with due dates from
                     January 1, 2027 to July 1, 2032                                                             175,232
.........................................................................................................................
            92,533   8s, with due dates from
                     March 1, 2033 to July 1, 2033                                                                99,743
.........................................................................................................................
           677,130   7 1/2s, with due dates from
                     June 1, 2032 to July 1, 2033                                                                724,505
.........................................................................................................................
        18,390,783   7s, with due dates from
                     August 1, 2023 to August 1, 2034                                                         19,440,296
.........................................................................................................................
           461,560   7s, with due dates from February 1,
                     2007 to December 1, 2014                                                                    484,115
.........................................................................................................................
        20,862,703   6 1/2s, with due dates from
                     April 1, 2026 to March 1, 2035                                                           21,619,906
.........................................................................................................................
           558,099   6s, with due dates from
                     November 1, 2034 to June 1, 2035                                                            573,916
.........................................................................................................................
           311,334   6s, with due dates from
                     April 1, 2009 to October 1, 2017                                                            322,332
.........................................................................................................................
        94,340,596   5 1/2s, with due dates from
                     September 1, 2034 to July 1, 2035                                                        95,744,801
.........................................................................................................................
         3,951,445   5 1/2s, with due dates from
                     December 1, 2011 to April 1, 2020                                                         4,063,566
.........................................................................................................................
        33,560,000   5 1/2s, TBA, July 1, 2035                                                                34,016,208
.........................................................................................................................
           911,890   5s, with due dates from May 1, 2018
                     to January 1, 2020                                                                          923,427
.........................................................................................................................
        87,936,000   5s, TBA, July 1, 2035                                                                    87,929,132
.........................................................................................................................
        71,900,000   4 1/2s, TBA, July 1, 2020                                                                71,574,207
.........................................................................................................................
           635,782   4s, June 1, 2019                                                                            623,663
------------------------------------------------------------------------------------------------------------------------
                                                                                                             385,151,968
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Mortgage Obligations
                     (cost $384,270,495)                                                                    $385,319,061
------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (0.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     U.S. Treasury Notes
.........................................................................................................................
          $715,000   4 1/4s, November 15, 2013                                                                  $732,763
.........................................................................................................................
         1,335,000   3 1/4s, August 15, 2008                                                                   1,318,417
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Treasury Obligations
                     (cost $2,084,674)                                                                        $2,051,180
------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (25.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
                     Banc of America Commercial
                     Mortgage, Inc. 144A
.........................................................................................................................
          $289,000   Ser. 01-PB1, Class K, 6.15s, 2035                                                          $304,652
.........................................................................................................................
        44,302,237   Ser. 05-1, Class XW, Interest Only
                     (IO), 0.162s, 2042                                                                          260,409
.........................................................................................................................
                     Banc of America Large Loan 144A
.........................................................................................................................
           188,000   FRB Ser. 02-FL2A, Class L1, 6.16s,
                     2014                                                                                        188,011
.........................................................................................................................
           100,000   FRN Ser. 02-FL2A, Class K1, 5.66s,
                     2014                                                                                        100,234
.........................................................................................................................
           200,000   FRB Ser. 05-BOCA, Class M, 5.32s,
                     2016                                                                                        200,984
.........................................................................................................................
           272,000   FRB Ser. 05-BOCA, Class L, 4.92s,
                     2016                                                                                        272,957
.........................................................................................................................
           100,000   FRB Ser. 05-BOCA, Class K, 4.57s,
                     2016                                                                                        100,353
.........................................................................................................................
           100,000   FRB Ser. 05-BOCA, Class H, 4.17s,
                     2016                                                                                        100,212
.........................................................................................................................
        30,637,998   Ser. 03-BBA2, Class X1A, IO,
                     0.718s, 2015                                                                                 87,882
.........................................................................................................................
                     Banc of America Large Loan FRN
.........................................................................................................................
            63,000   Ser. 04-BBA4, Class H, 4.17s, 2018                                                           63,087
.........................................................................................................................
           101,000   Ser. 04-BBA4, Class G, 3.92s, 2018                                                          101,127
.........................................................................................................................
           905,000   Banc of America Structured Security
                     Trust 144A Ser. 02-X1, Class A3,
                     5.436s, 2033                                                                                936,049
.........................................................................................................................
                     Bayview Commercial Asset Trust 144A
.........................................................................................................................
           885,097   FRB Ser. 05-1A, Class A1, 3.614s,
                     2035                                                                                        885,097
.........................................................................................................................
         3,572,481   Ser. 05-1A, IO, 0.775s, 2035                                                                287,613
.........................................................................................................................
         3,233,923   Ser. 04-3, IO, 0.775s, 2035                                                                 251,387
.........................................................................................................................
         5,504,587   Ser. 04-2, IO, 0.72s, 2034                                                                  447,411
.........................................................................................................................
           412,000   Bear Stearns Commercial Mortgage
                     Securitization Corp. Ser. 00-WF2,
                     Class F, 8.453s, 2032                                                                       492,375
.........................................................................................................................
                     Bear Stearns Commercial Mortgage
                     Securitization Corp. 144A
.........................................................................................................................
           470,000   Ser. 04-ESA, Class K, 5.716s, 2016                                                          470,000
.........................................................................................................................
           352,000   Ser. 04-HS2A, Class G, 4.616s, 2016                                                         351,999
.........................................................................................................................
           247,000   Chase Commercial Mortgage
                     Securities Corp. Ser. 00-3,
                     Class A2, 7.319s, 2032                                                                      277,274
.........................................................................................................................
                     Chase Commercial Mortgage
                     Securities Corp. 144A
.........................................................................................................................
         2,005,365   Ser. 98-1, Class F, 6.56s, 2030                                                           2,173,766
.........................................................................................................................
           515,745   Ser. 98-1, Class G, 6.56s, 2030                                                             564,892
.........................................................................................................................
           779,000   Ser. 98-1, Class H, 6.34s, 2030                                                             690,568
.........................................................................................................................
        47,999,000   Citigroup Commercial Mortgage Trust
                     144A Ser. 05-C3, Class XC, IO,
                     0.055s, 2043                                                                                519,364
.........................................................................................................................
         2,261,000   Commercial Mortgage
                     Acceptance Corp. Ser. 97-ML1,
                     Class A3, 6.57s, 2030                                                                     2,345,602
.........................................................................................................................
                     Commercial Mortgage
                     Acceptance Corp. 144A
.........................................................................................................................
           895,470   Ser. 98-C1, Class F, 6.23s, 2031                                                            962,685
.........................................................................................................................
           313,470   Ser. 98-C2, Class F, 5.44s, 2030                                                            322,373
.........................................................................................................................
                     Commercial Mortgage Pass-Through
                     Certificates 144A
.........................................................................................................................
         1,237,000   Ser. 01-FL4A, Class D, 4.07s, 2013                                                        1,237,000
.........................................................................................................................
           653,000   FRB Ser. 01-J2A, Class A2F, 3.736s,
                     2034                                                                                        661,830
.........................................................................................................................
           115,000   Criimi Mae Commercial Mortgage
                     Trust Ser. 98-C1, Class A2, 7s, 2033                                                        119,744
.........................................................................................................................
         1,172,000   Crown Castle Towers, LLC 144A
                     Ser. 05-1A, Class D, 5.612s, 2035                                                         1,172,320
.........................................................................................................................
           371,000   CS First Boston Mortgage
                     Securities Corp. Ser. 97-C2,
                     Class F, 7.46s, 2035                                                                        408,252
.........................................................................................................................
                     CS First Boston Mortgage
                     Securities Corp. 144A
.........................................................................................................................
           499,000   FRB Ser. 03-TF2A, Class L, 7.22s,
                     2014                                                                                        497,557
.........................................................................................................................
           278,000   FRB Ser. 04-TF2A, Class J, 4.17s,
                     2016                                                                                        277,999
.........................................................................................................................
           130,000   FRB Ser. 05-TFLA, Class J, 4.17s,
                     2020                                                                                        130,000
.........................................................................................................................
           278,000   FRB Ser. 04-TF2A, Class H, 3.92s,
                     2019                                                                                        277,999
.........................................................................................................................
           130,000   FRB Ser. 05-TFLA, Class H, 3.97s,
                     2020                                                                                        130,000
.........................................................................................................................
        27,836,000   Ser. 01-CK1, Class AY, IO, 0.904s,
                     2035                                                                                      1,022,103
.........................................................................................................................
        28,356,000   Ser. 05-C2, Class AX, IO, 0.078s,
                     2037                                                                                        446,976
.........................................................................................................................
                     DLJ Commercial Mortgage Corp.
.........................................................................................................................
           989,000   Ser. 00-CF1, Class A1B, 7.62s, 2033                                                       1,121,637
.........................................................................................................................
         1,144,000   Ser. 99-CG2, Class B4, 6.1s, 2032                                                         1,188,357
.........................................................................................................................
           195,455   Ser. 98-CF2, Class B3, 6.04s, 2031                                                          204,092
.........................................................................................................................
           854,000   DLJ Commercial Mortgage Corp. 144A
                     Ser. 99-CG2, Class B3, 6.1s, 2032                                                           888,416
.........................................................................................................................
           450,000   DLJ Mortgage Acceptance Corp. 144A
                     Ser. 97-CF1, Class A3, 7.76s, 2030                                                          470,841
.........................................................................................................................
                     Fannie Mae
.........................................................................................................................
         1,574,556   IFB Ser. 05-37, Class SU, 15.942s,
                     2035                                                                                      1,914,969
.........................................................................................................................
         1,180,402   IFB Ser. 04-10, Class QC, 15.342s,
                     2031                                                                                      1,346,850
.........................................................................................................................
           690,000   IFB Ser. 05-57, Class CD, 13.388s,
                     2035                                                                                        796,513
.........................................................................................................................
         1,547,040   IFB Ser. 05-45, Class DA, 12.267s,
                     2035                                                                                      1,786,863
.........................................................................................................................
         1,091,561   IFB Ser. 05-45, Class DC, 12.157s,
                     2035                                                                                      1,255,896
.........................................................................................................................
           332,499   IFB Ser. 02-36, Class SJ, 11.839s,
                     2029                                                                                        343,806
.........................................................................................................................
         1,260,000   IFB Ser. 05-57, Class DC, 11.733s,
                     2034                                                                                      1,434,525
.........................................................................................................................
           652,271   IFB Ser. 05-45, Class PC, 10.307s,
                     2034                                                                                        727,334
.........................................................................................................................
         2,100,905   IFB Ser. 04-79, Class SA, 10.713s,
                     2032                                                                                      2,269,479
.........................................................................................................................
               220   Ser. 92-15, Class L, IO, 10.38s,
                     2022                                                                                          2,063
.........................................................................................................................
           616,593   Ser. 04-T3, Class PT1, 9.89s, 2044                                                          681,837
.........................................................................................................................
           941,113   IFB Ser. 03-87, Class SP, 9.585s,
                     2032                                                                                        950,083
.........................................................................................................................
           175,403   Ser. 02-T12, Class A4, 9 1/2s, 2042                                                         190,884
.........................................................................................................................
           281,087   Ser. 02-T4, Class A4, 9 1/2s, 2041                                                          305,267
.........................................................................................................................
           359,061   Ser. 02-T6, Class A3, 9 1/2s, 2041                                                          389,294
.........................................................................................................................
           369,105   Ser. 03-W6, Class PT1, 9.43s, 2042                                                          402,469
.........................................................................................................................
           798,000   IFB Ser. 05-59, Class DQ, 9.15s,
                     2035                                                                                        829,421
.........................................................................................................................
           490,000   IFB Ser. 05-57, Class MN, 8.877s,
                     2035                                                                                        521,431
.........................................................................................................................
         1,813,061   Ser. 05-W1, Class 1A4, 7 1/2s, 2044                                                       1,944,941
.........................................................................................................................
           477,023   Ser. 04-W12, Class 1A4, 7 1/2s,
                     2044                                                                                        511,770
.........................................................................................................................
           221,760   Ser. 04-W14, Class 2A, 7 1/2s, 2044                                                         238,184
.........................................................................................................................
         2,103,879   Ser. 04-W8, Class 3A, 7 1/2s, 2044                                                        2,259,032
.........................................................................................................................
         1,112,484   Ser. 04-W11, Class 1A4, 7 1/2s,
                     2044                                                                                      1,193,896
.........................................................................................................................
         1,784,772   Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                                       1,913,455
.........................................................................................................................
           609,131   Ser. 04-T2, Class 1A4, 7 1/2s, 2043                                                         654,900
.........................................................................................................................
           206,070   Ser. 03-W4, Class 4A, 7 1/2s, 2042                                                          219,951
.........................................................................................................................
           452,851   Ser. 02-T18, Class A4, 7 1/2s, 2042                                                         484,667
.........................................................................................................................
         1,244,347   Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                                       1,331,788
.........................................................................................................................
         2,094,405   Ser. 02-T16, Class A3, 7 1/2s, 2042                                                       2,241,177
.........................................................................................................................
           584,507   Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                                         625,886
.........................................................................................................................
         1,478,504   Ser. 02-W6, Class 2A, 7 1/2s, 2042                                                        1,579,737
.........................................................................................................................
           352,398   Ser. 02-T12, Class A3, 7 1/2s, 2042                                                         376,541
.........................................................................................................................
         4,553,421   Ser. 02-W4, Class A5, 7 1/2s, 2042                                                        4,868,431
.........................................................................................................................
           156,696   Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                          166,544
.........................................................................................................................
           688,281   Ser. 02-14, Class A2, 7 1/2s, 2042                                                          735,498
.........................................................................................................................
         1,355,406   Ser. 01-T10, Class A2, 7 1/2s, 2041                                                       1,445,198
.........................................................................................................................
           259,355   Ser. 02-T4, Class A3, 7 1/2s, 2041                                                          276,623
.........................................................................................................................
         3,126,911   Ser. 02-T6, Class A2, 7 1/2s, 2041                                                        3,331,331
.........................................................................................................................
         1,360,170   Ser. 01-T12, Class A2, 7 1/2s, 2041                                                       1,451,030
.........................................................................................................................
           976,663   Ser. 01-T8, Class A1, 7 1/2s, 2041                                                        1,039,757
.........................................................................................................................
         2,805,891   Ser. 01-T7, Class A1, 7 1/2s, 2041                                                        2,984,358
.........................................................................................................................
           216,862   Ser. 01-T3, Class A1, 7 1/2s, 2040                                                          230,790
.........................................................................................................................
           491,587   Ser. 01-T1, Class A1, 7 1/2s, 2040                                                          524,426
.........................................................................................................................
           120,201   Ser. 99-T2, Class A1, 7 1/2s, 2039                                                          128,532
.........................................................................................................................
           366,383   Ser. 03-W10, Class 1A1, 7 1/2s,
                     2032                                                                                        391,211
.........................................................................................................................
           561,589   Ser. 02-T1, Class A3, 7 1/2s, 2031                                                          599,449
.........................................................................................................................
         1,093,677   Ser. 00-T6, Class A1, 7 1/2s, 2030                                                        1,163,240
.........................................................................................................................
            27,162   Ser. 01-T5, Class A3, 7 1/2s, 2030                                                           28,881
.........................................................................................................................
           345,037   Ser. 02-W7, Class A5, 7 1/2s, 2029                                                          369,100
.........................................................................................................................
         3,173,280   Ser. 01-T4, Class A1, 7 1/2s, 2028                                                        3,409,379
.........................................................................................................................
           955,924   Ser. 02-W3, Class A5, 7 1/2s, 2028                                                        1,021,502
.........................................................................................................................
         1,485,183   Ser. 05-45, Class OX, IO, 7s, 2035                                                          237,035
.........................................................................................................................
         2,804,200   Ser. 04-W1, Class 2A2, 7s, 2033                                                           2,976,834
.........................................................................................................................
           534,594   Ser. 03-14, Class AI, IO, 7s, 2033                                                           86,336
.........................................................................................................................
           760,470   IFB Ser. 02-97, Class TW, IO,
                     6 1/2s, 2031                                                                                115,482
.........................................................................................................................
         8,530,841   Ser. 03-22, IO, 6s, 2033                                                                  1,318,188
.........................................................................................................................
           303,981   Ser. 318, Class 2, IO, 6s, 2032                                                              50,102
.........................................................................................................................
         3,159,357   Ser. 03-31, Class IM, IO, 5 3/4s,
                     2032                                                                                        294,708
.........................................................................................................................
        12,196,353   Ser. 350, Class 2, IO, 5 1/2s, 2034                                                       2,098,063
.........................................................................................................................
         1,981,575   Ser. 03-71, Class IE, IO, 5 1/2s,
                     2033                                                                                        324,803
.........................................................................................................................
         9,955,546   Ser. 338, Class 2, IO, 5 1/2s, 2033                                                       1,749,689
.........................................................................................................................
        24,166,180   Ser. 333, Class 2, IO, 5 1/2s, 2033                                                       4,258,222
.........................................................................................................................
        28,690,837   Ser. 329, Class 2, IO, 5 1/2s, 2033                                                       5,029,782
.........................................................................................................................
         3,018,978   Ser. 331, Class 1, IO, 5 1/2s, 2032                                                         476,434
.........................................................................................................................
         3,045,607   Ser. 03-26, Class OI, IO, 5 1/2s,
                     2032                                                                                        389,443
.........................................................................................................................
         1,965,161   Ser. 03-8, Class IP, IO, 5 1/2s,
                     2028                                                                                         79,967
.........................................................................................................................
         1,483,939   Ser. 03-14, Class XI, IO, 5 1/4s,
                     2033                                                                                        176,379
.........................................................................................................................
         1,428,187   Ser. 03-14, Class TI, IO, 5s, 2033                                                          159,567
.........................................................................................................................
         1,353,675   Ser. 03-24, Class UI, IO, 5s, 2031                                                          164,052
.........................................................................................................................
         2,253,934   IFB Ser. 02-89, Class S, IO,
                     4.886s, 2033                                                                                205,671
.........................................................................................................................
           720,412   IFB Ser. 02-36, Class QH, IO,
                     4.736s, 2029                                                                                 21,197
.........................................................................................................................
         2,445,246   Ser. 343, Class 25, IO, 4 1/2s,
                     2018                                                                                        334,356
.........................................................................................................................
           785,677   IFB Ser. 02-92, Class SB, IO,
                     4.036s, 2030                                                                                 50,888
.........................................................................................................................
           713,217   IFB Ser. 97-44, Class SN, IO,
                     3.89s, 2023                                                                                  61,458
.........................................................................................................................
         1,641,428   IFB Ser. 05-52, Class DC, IO,
                     3.886s, 2035                                                                                126,236
.........................................................................................................................
         2,484,926   IFB Ser. 04-24, Class CS, IO,
                     3.836s, 2034                                                                                229,856
.........................................................................................................................
         3,857,057   IFB Ser. 03-122, Class SA, IO,
                     3.786s, 2028                                                                                254,021
.........................................................................................................................
         4,095,223   IFB Ser. 03-122, Class SJ, IO,
                     3.786s, 2028                                                                                266,873
.........................................................................................................................
        14,869,000   Ser. 05-65, Class KI, IO, 3.76s,
                     2035                                                                                        916,168
.........................................................................................................................
         6,776,245   IFB Ser. 04-64, Class SW, IO,
                     3.736s, 2034                                                                                440,456
.........................................................................................................................
         3,393,508   IFB Ser. 04-65, Class ST, IO,
                     3.736s, 2034                                                                                220,578
.........................................................................................................................
         4,749,499   IFB Ser. 04-60, Class SW, IO,
                     3.736s, 2034                                                                                433,392
.........................................................................................................................
         2,250,000   IFB Ser. 05-62, Class FS, IO,
                     3.66s, 2034                                                                                 178,245
.........................................................................................................................
         6,040,000   IFB Ser. 05-57, Class DI, IO,
                     3.61s, 2035                                                                                 495,383
.........................................................................................................................
         2,750,000   IFB Ser. 05-57, Class CI, IO,
                     3.57s, 2035                                                                                 183,593
.........................................................................................................................
           899,242   IFB Ser. 05-42, Class PQ, IO,
                     3.486s, 2035                                                                                 82,322
.........................................................................................................................
         4,025,975   IFB Ser. 05-42, Class SA, IO,
                     3.486s, 2035                                                                                303,292
.........................................................................................................................
         2,482,068   IFB Ser. 05-29, Class SD, IO,
                     3.436s, 2035                                                                                191,197
.........................................................................................................................
         1,821,390   IFB Ser. 05-17, Class ES, IO,
                     3.436s, 2035                                                                                190,108
.........................................................................................................................
           855,356   IFB Ser. 05-17, Class SY, IO,
                     3.436s, 2035                                                                                 85,001
.........................................................................................................................
        11,031,986   IFB Ser. 05-45, Class EW, IO, 3.406s,
                     2035                                                                                        641,565
.........................................................................................................................
         7,805,406   IFB Ser. 05-45, Class SR, IO, 3.406s,
                     2035                                                                                        428,655
.........................................................................................................................
         5,395,384   IFB Ser. 05-54, Class SA, IO,
                     3.386s, 2035                                                                                310,235
.........................................................................................................................
         3,133,078   IFB Ser. 05-23, Class SG, IO,
                     3.386s, 2035                                                                                243,793
.........................................................................................................................
         4,009,160   IFB Ser. 05-29, Class SX, IO,
                     3.386s, 2035                                                                                269,365
.........................................................................................................................
         2,789,609   IFB Ser. 05-17, Class SA, IO,
                     3.386s, 2035                                                                                233,630
.........................................................................................................................
         3,074,886   IFB Ser. 05-17, Class SE, IO,
                     3.386s, 2035                                                                                242,628
.........................................................................................................................
         5,216,594   IFB Ser. 04-38, Class SI, IO,
                     3.256s, 2033                                                                                271,357
.........................................................................................................................
         2,516,575   IFB Ser. 04-72, Class SB, IO,
                     3.186s, 2034                                                                                125,829
.........................................................................................................................
         1,895,000   IFB Ser. 05-58, Class IK, IO,
                     2.81s, 2035                                                                                  94,158
.........................................................................................................................
         5,068,115   Ser. 03-W12, Class 2, IO, 2.216s,
                     2043                                                                                        245,386
.........................................................................................................................
        11,709,923   Ser. 03-W10, Class 1, IO, 1.975s,
                     2043                                                                                        530,606
.........................................................................................................................
         4,751,033   Ser. 03-W10, Class 3, IO, 1.942s,
                     2043                                                                                        221,220
.........................................................................................................................
        21,708,840   Ser. 03-W8, Class 12, IO, 1.64s,
                     2042                                                                                        830,909
.........................................................................................................................
         1,324,320   Ser. 03-W3, Class 2IO2, IO, 1.475s,
                     2042                                                                                          8,434
.........................................................................................................................
         8,281,102   Ser. 03-W6, Class 11, IO, 1.42s,
                     2042                                                                                         54,799
.........................................................................................................................
         6,106,495   Ser. 03-W17, Class 12, IO, 1.156s,
                     2033                                                                                        173,587
.........................................................................................................................
        32,936,289   Ser. 03-T2, Class 2, IO, 0.928s,
                     2042                                                                                        593,015
.........................................................................................................................
         8,909,725   Ser. 03-W6, Class 51, IO, 0.682s,
                     2042                                                                                        128,459
.........................................................................................................................
         2,971,013   Ser. 03-W3, Class 2IO1, IO, 0.672s,
                     2042                                                                                         42,408
.........................................................................................................................
        11,027,346   Ser. 03-W8, Class 11, IO, 0.66s,
                     2042                                                                                          8,536
.........................................................................................................................
        18,027,235   Ser. 01-T12, Class IO, 0.57s, 2041                                                          203,790
.........................................................................................................................
        17,944,511   Ser. 03-W2, Class 1, IO, 0.47s,
                     2042                                                                                        166,680
.........................................................................................................................
         7,502,832   Ser. 03-W6, Class 21, IO, 0.455s,
                     2042                                                                                          1,113
.........................................................................................................................
        31,087,173   Ser. 03-W3, Class 1, IO, 0.435s,
                     2042                                                                                        296,202
.........................................................................................................................
        13,458,541   Ser. 02-T1, Class IO, IO, 0.419s,
                     2031                                                                                        116,388
.........................................................................................................................
        12,634,725   Ser. 03-W6, Class 3, IO, 0.365s,
                     2042                                                                                         99,578
.........................................................................................................................
        13,362,587   Ser. 03-W6, Class 23, IO, 0.352s,
                     2042                                                                                         98,078
.........................................................................................................................
        13,003,599   Ser. 03-W4, Class 3A, IO, 0.285s,
                     2042                                                                                        105,654
.........................................................................................................................
           446,000   Ser. 05-65, Class KO, Principal
                     Only (PO), zero %, 2035                                                                     396,907
.........................................................................................................................
         7,353,804   Ser. 354, Class 1, PO, zero %, 2034                                                       6,161,462
.........................................................................................................................
        11,461,791   Ser. 353, Class 1, PO, zero %, 2034                                                       9,121,240
.........................................................................................................................
         1,820,000   FRB Ser. 05-57, Class UL, zero %,
                     2035                                                                                      1,836,311
.........................................................................................................................
                     Federal Home Loan Mortgage Corp.
                     Structured Pass-Through Securities
.........................................................................................................................
           182,125   Ser. T-42, Class A6, 9 1/2s, 2042                                                           198,050
.........................................................................................................................
         3,416,090   Ser. T-60, Class 1A3, 7 1/2s, 2044                                                        3,653,615
.........................................................................................................................
         2,269,825   Ser. T-59, Class 1A3, 7 1/2s, 2043                                                        2,438,822
.........................................................................................................................
           806,317   Ser. T-58, Class 4A, 7 1/2s, 2043                                                           861,064
.........................................................................................................................
         2,414,372   Ser. T-57, Class 1A3, 7 1/2s, 2043                                                        2,586,395
.........................................................................................................................
         1,053,879   Ser. T-51, Class 2A, 7 1/2s, 2042                                                         1,122,645
.........................................................................................................................
           691,266   Ser. T-42, Class A5, 7 1/2s, 2042                                                           738,245
.........................................................................................................................
           319,820   Ser. T-41, Class 3A, 7 1/2s, 2032                                                           340,778
.........................................................................................................................
         8,951,740   Ser. T-56, Class A, IO, 1.014s,
                     2043                                                                                        123,086
.........................................................................................................................
         9,702,372   Ser. T-56, Class 3, IO, 0.354s,
                     2043                                                                                         90,960
.........................................................................................................................
        11,526,848   Ser. T-56, Class 1, IO, 0.284s,
                     2043                                                                                         82,849
.........................................................................................................................
        11,068,440   Ser. T-56, Class 2, IO, 0.038s,
                     2043                                                                                         24,212
.........................................................................................................................
         5,044,026   FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                          5,767,320
.........................................................................................................................
        14,800,810   First Union National Bank-Bank
                     of America Commercial Mortgage 144A
                     Ser. 01-C1, Class 3, IO, 2s, 2033                                                         1,138,952
.........................................................................................................................
                     First Union-Lehman Brothers
                     Commercial Mortgage Trust II
.........................................................................................................................
         1,196,000   Ser. 97-C2, Class F, 7 1/2s, 2029                                                         1,413,835
.........................................................................................................................
         1,848,127   Ser. 97-C1, Class A3, 7.38s, 2029                                                         1,901,225
.........................................................................................................................
           606,000   First Union-Lehman Brothers-Bank
                     of America 144A Ser. 98-C2,
                     Class G, 7s, 2035                                                                           689,927
.........................................................................................................................
                     Freddie Mac
.........................................................................................................................
         2,294,829   IFB Ser. 2763, Class SC, 15.72s,
                     2032                                                                                      2,613,899
.........................................................................................................................
         1,114,000   IFB Ser. 2990, Class DP, 12.943s,
                     2035                                                                                      1,245,312
.........................................................................................................................
         1,123,000   IFB Ser. 2990, Class SL, 12.687s,
                     2034                                                                                      1,286,782
.........................................................................................................................
           532,859   IFB Ser. 2976, Class LC, 12.613s,
                     2035                                                                                        610,764
.........................................................................................................................
         1,256,306   IFB Ser. 2976, Class KL, 12.577s,
                     2035                                                                                      1,435,939
.........................................................................................................................
           317,807   IFB Ser. 2967, Class DS, 10.44s,
                     2035                                                                                        328,980
.........................................................................................................................
         1,337,000   IFB Ser. 2990, Class LB, 9.048s,
                     2035                                                                                      1,369,170
.........................................................................................................................
           343,000   IFB Ser. 2990, Class ND, 9.042s,
                     2035                                                                                        353,253
.........................................................................................................................
           888,000   IFB Ser. 2990, Class WP, 8.72s,
                     2035                                                                                        911,887
.........................................................................................................................
         2,200,000   IFB Ser. 2945, Class SA, 6.498s,
                     2020                                                                                      2,216,189
.........................................................................................................................
         2,575,437   Ser. 2778, Class TI, IO, 6s, 2033                                                           399,595
.........................................................................................................................
           907,117   Ser. 224, IO, 6s, 2033                                                                      145,139
.........................................................................................................................
         6,244,558   Ser. 226, IO, 5 1/2s, 2034                                                                1,123,611
.........................................................................................................................
         2,533,839   Ser. 223, IO, 5 1/2s, 2032                                                                  422,819
.........................................................................................................................
           858,611   Ser. 2581, Class IH, IO, 5 1/2s,
                     2031                                                                                        191,532
.........................................................................................................................
           273,610   Ser. 2600, Class CI, IO, 5 1/2s,
                     2029                                                                                         53,354
.........................................................................................................................
           436,035   Ser. 2664, Class UD, IO, 5 1/2s,
                     2028                                                                                         66,220
.........................................................................................................................
         1,034,422   Ser. 2553, Class IJ, IO, 5 1/2s,
                     2020                                                                                          9,777
.........................................................................................................................
         2,281,721   IFB Ser. 2927, Class SI, IO, 5.28s,
                     2035                                                                                        322,159
.........................................................................................................................
           470,650   IFB Ser. 2538, Class SH, IO, 4.33s,
                     2032                                                                                         36,083
.........................................................................................................................
         2,485,860   IFB Ser. 2828, Class GI, IO, 4.28s,
                     2034                                                                                        313,366
.........................................................................................................................
           941,665   IFB Ser. 2802, Class SM, IO, 4.13s,
                     2032                                                                                         61,604
.........................................................................................................................
         1,366,391   IFB Ser. 2869, Class SH, IO, 4.08s,
                     2034                                                                                        122,006
.........................................................................................................................
         6,509,941   IFB Ser. 2869, Class JS, IO, 4.03s,
                     2034                                                                                        571,898
.........................................................................................................................
         1,293,727   IFB Ser. 2882, Class SL, IO, 3.98s,
                     2034                                                                                        131,716
.........................................................................................................................
         1,261,720   IFB Ser. 2682, Class TQ, IO, 3.83s,
                     2033                                                                                         86,743
.........................................................................................................................
         2,358,940   IFB Ser. 2815, Class PT, IO, 3.83s,
                     2032                                                                                        215,656
.........................................................................................................................
         3,463,996   IFB Ser. 2594, Class OS, IO, 3.83s,
                     2032                                                                                        209,464
.........................................................................................................................
         2,097,000   IFB Ser. 2990, Class LI, IO, 3.54s,
                     2035                                                                                        167,125
.........................................................................................................................
         4,270,872   IFB Ser. 2922, Class SE, IO, 3.53s,
                     2035                                                                                        251,127
.........................................................................................................................
         6,088,807   IFB Ser. 2924, Class SA, IO, 3.48s,
                     2035                                                                                        357,717
.........................................................................................................................
         1,828,254   IFB Ser. 2927, Class ES, IO, 3.48s,
                     2035                                                                                        150,684
.........................................................................................................................
         2,505,693   IFB Ser. 2950, Class SM, IO, 3.48s,
                     2016                                                                                        209,852
.........................................................................................................................
         7,172,659   IFB Ser. 2962, Class BS, IO, 3.43s,
                     2035                                                                                        450,799
.........................................................................................................................
           844,875   IFB Ser. 2863, Class SX, IO, 3.28s,
                     2031                                                                                         47,524
.........................................................................................................................
        14,822,519   Ser. 228, PO, zero %, 2035                                                               12,766,495
.........................................................................................................................
           704,727   Ser. 2696, PO, zero %, 2033                                                                 584,864
.........................................................................................................................
           547,000   FRB Ser. 2992, Class WM, zero %,
                     2035                                                                                        566,309
.........................................................................................................................
        36,485,000   GE Capital Commercial
                     Mortgage Corp. 144A Ser. 05-C2,
                     Class XC, IO, 0.044s, 2043                                                                  322,418
.........................................................................................................................
           866,127   General Growth Properties-Mall
                     Properties Trust FRB Ser. 01-C1A,
                     Class D3, 5.47s, 2014                                                                       866,939
.........................................................................................................................
                     GMAC Commercial Mortgage
                     Securities, Inc.
.........................................................................................................................
           162,000   Ser. 99-C3, Class F, 8.032s, 2036                                                           171,561
.........................................................................................................................
         2,566,000   Ser. 03-C2, Class A2, 5.446s, 2040                                                        2,727,979
.........................................................................................................................
           763,000   Ser. 04-C2, Class A4, 5.301s, 2038                                                          803,203
.........................................................................................................................
        42,309,000   Ser. 05-C1, Class X1, IO, 0.095s,
                     2043                                                                                        788,335
.........................................................................................................................
                     GMAC Commercial Mortgage
                     Securities, Inc. 144A
.........................................................................................................................
           706,723   Ser. 99-C3, Class G, 6.974s, 2036                                                           572,039
.........................................................................................................................
           166,059   FRN Ser. 02-FL1A, Class D, 5.96s,
                     2014                                                                                        166,833
.........................................................................................................................
                     Government National Mortgage
                     Association
.........................................................................................................................
         1,488,330   IFB Ser. 05-7, Class JM, 9.548s,
                     2034                                                                                      1,610,089
.........................................................................................................................
         1,826,647   Ser. 05-13, Class PI, IO, 5 1/2s,
                     2033                                                                                        260,787
.........................................................................................................................
          1,613,530  Ser. 05-13, Class MI, IO, 5 1/2s,
                     2032                                                                                        208,263
.........................................................................................................................
         3,264,145   IFB Ser. 04-86, Class SW, IO,
                     3.49s, 2034                                                                                 205,450
.........................................................................................................................
         7,293,934   IFB Ser. 05-28, Class SA, IO,
                     2.94s, 2035                                                                                 306,574
.........................................................................................................................
         2,852,176   IFB Ser. 04-11, Class SA, IO,
                     2.24s, 2034                                                                                 109,902
.........................................................................................................................
           492,616   Ser. 98-2, Class EA, PO, zero %,
                     2028                                                                                        421,494
.........................................................................................................................
                     GS Mortgage Securities Corp. II 144A
.........................................................................................................................
           272,000   FRB Ser. 03-FL6A, Class L, 6.47s,
                     2015                                                                                        273,530
.........................................................................................................................
        43,713,000   Ser. 05-GG4, Class XC, IO, 0.107s,
                     2039                                                                                        887,374
.........................................................................................................................
                     JPMorgan Chase Commercial Mortgage
                     Securities Corp. 144A
.........................................................................................................................
        10,232,027   Ser. 04-FL1A, Class X1A, IO,
                     1.063s, 2019                                                                                 88,814
.........................................................................................................................
        63,351,000   Ser. 05-LDP2, Class X1, IO, 0.048s,
                     2042                                                                                      1,063,790
.........................................................................................................................
        15,711,992   Ser. 05-LDP1, Class X1, IO, 0.038s,
                     2046                                                                                        152,328
.........................................................................................................................
                     LB Commercial Conduit Mortgage
                     Trust 144A
.........................................................................................................................
           314,997   Ser. 99-C1, Class F, 6.41s, 2031                                                            332,150
.........................................................................................................................
           337,198   Ser. 99-C1, Class G, 6.41s, 2031                                                            328,608
.........................................................................................................................
           260,000   Ser. 98-C4, Class G, 5.6s, 2035                                                             259,989
.........................................................................................................................
           441,000   Ser. 98-C4, Class H, 5.6s, 2035                                                             428,442
.........................................................................................................................
                     LB-UBS Commercial Mortgage Trust
                     144A
.........................................................................................................................
        27,739,000   Ser. 05-C3, Class XCL, IO, 0.133s,
                     2040                                                                                        614,058
.........................................................................................................................
        62,829,000   Ser. 05-C2, Class XCL, IO, 0.111s,
                     2040                                                                                        722,495
.........................................................................................................................
                     Lehman Brothers Floating Rate
                     Commercial Mortgage Trust 144A
.........................................................................................................................
           757,000   FRB Ser. 03-LLFA, Class L, 6.966s,
                     2014                                                                                        734,969
.........................................................................................................................
           377,000   FRB Ser. 04-LLFA, Class H, 4.17s,
                     2017                                                                                        378,433
.........................................................................................................................
           345,056   FRB Ser. 03-C4, Class A, 3.81s,
                     2015                                                                                        345,164
.........................................................................................................................
                     Merrill Lynch Mortgage
                     Investors, Inc.
.........................................................................................................................
           283,000   Ser. 98-C3, Class E, 7.139s, 2030                                                           318,324
.........................................................................................................................
            72,987   Ser. 96-C2, Class A3, 6.96s, 2028                                                            74,329
.........................................................................................................................
        29,012,000   Merrill Lynch Mortgage Trust
                     Ser. 05-MCP1, Class XC, 0.049s,
                     2043                                                                                        392,608
.........................................................................................................................
                     Mezz Cap Commercial Mortgage Trust
                     144A
.........................................................................................................................
         1,429,018   Ser. 04-C1, Class X, IO, 8.054s,
                     2037                                                                                        608,058
.........................................................................................................................
         1,121,163   Ser. 04-C2, Class X, IO, 6s, 2040                                                           431,779
.........................................................................................................................
                     Morgan Stanley Capital I 144A
.........................................................................................................................
           467,000   Ser. 96-C1, Class E, 7.345s, 2028                                                           474,281
.........................................................................................................................
           256,000   Ser. 98-HF1, Class F, 7.18s, 2030                                                           272,221
.........................................................................................................................
           790,000   Ser. 04-RR, Class F5, 6s, 2039                                                              690,984
.........................................................................................................................
           820,000   Ser. 04-RR, Class F6, 6s, 2039                                                              692,562
.........................................................................................................................
        21,527,032   Ser. 05-HQ5, Class X1, IO, 0.047s,
                     2042                                                                                        182,475
.........................................................................................................................
           412,487   Morgan Stanley Dean Witter Capital
                     I Ser. 00-LIF2, Class A1, 6.96s,
                     2033                                                                                        432,225
.........................................................................................................................
           470,000   Mortgage Capital Funding, Inc. FRB
                     Ser. 98-MC2, Class E, 7.263s, 2030                                                          504,344
.........................................................................................................................
         1,147,000   Permanent Financing PLC FRB Ser. 8,
                     Class 2C, 3.818s, 2042
                     (United Kingdom)                                                                          1,147,000
.........................................................................................................................
                     PNC Mortgage Acceptance Corp. 144A
.........................................................................................................................
         1,699,000   Ser. 99-CM1, Class B3, 7.1s, 2032                                                         1,835,101
.........................................................................................................................
           206,000   Ser. 00-C1, Class J, 6 5/8s, 2010                                                           198,022
.........................................................................................................................
           439,000   Ser. 00-C2, Class J, 6.22s, 2033                                                            450,987
.........................................................................................................................
                     Pure Mortgages 144A
.........................................................................................................................
         1,175,000   FRB Ser. 04-1A, Class F, 6.82s,
                     2034 (Ireland)                                                                            1,175,000
.........................................................................................................................
           463,000   Ser. 04-1A, Class E, 4.57s, 2034
                     (Ireland)                                                                                   463,000
.........................................................................................................................
           893,983   QUIZNOS 144A Ser. 05-1, 7.3s, 2025                                                          897,159
.........................................................................................................................
           451,451   Salomon Brothers Mortgage
                     Securities VII Ser. 96-C1, Class E,
                     8.42s, 2028                                                                                 454,202
.........................................................................................................................
         3,518,713   Salomon Brothers Mortgage
                     Securities VII 144A Ser. 03-CDCA,
                     Class X3CD, IO, 1.06s, 2015                                                                  59,969
.........................................................................................................................
           692,000   Starwood Asset Receivables Trust
                     FRN Ser. 02-1A, Class F, 4.655s,
                     2020                                                                                        692,415
.........................................................................................................................
                     Starwood Asset Receivables Trust
                     144A
.........................................................................................................................
           299,448   FRB Ser. 03-1A, Class F, 4.414s,
                     2022                                                                                        299,628
.........................................................................................................................
           376,579   FRB Ser. 03-1A, Class E, 4.364s,
                     2022                                                                                        376,805
.........................................................................................................................
                     STRIPS 144A
.........................................................................................................................
           336,000   Ser. 03-1A, Class L, 5s, 2018
                     (Cayman Islands)                                                                            297,964
.........................................................................................................................
           228,000   Ser. 03-1A, Class M, 5s, 2018
                     (Cayman Islands)                                                                            193,043
.........................................................................................................................
           150,000   Ser. 04-1A, Class L, 5s, 2018
                     (Cayman Islands)                                                                            133,020
.........................................................................................................................
            77,347   TIAA Real Estate CDO, Ltd.
                     Ser. 01-C1A, Class A1, 5.77s, 2016                                                           77,624
.........................................................................................................................
         2,878,000   Wachovia Bank Commercial Mortgage
                     Trust Ser. 05-C17, Class A4,
                     5.083s, 2042                                                                              2,973,665
.........................................................................................................................
           313,000   Wachovia Bank Commercial Mortgage
                     Trust 144A FRB Ser. 05-WL5A,
                     Class L, 6.52s, 2018                                                                        309,914
.........................................................................................................................
            73,000   Washington Mutual Asset
                     Securities Corp. 144A Ser. 05-C1A,
                     Class G, 5.72s, 2036                                                                         74,480
------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage
                     Obligations (cost $224,095,472)                                                        $218,375,620
------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (26.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
        $1,228,513   Aames Mortgage Investment Trust FRN
                     Ser. 04-1, Class 2A1, 3.654s, 2034                                                       $1,228,513
.........................................................................................................................
         1,810,000   Aames Mortgage Trust Ser. 03-1,
                     Class A, IO, 6s, 2005                                                                        34,483
.........................................................................................................................
            88,121   Aames Mortgage Trust 144A
                     Ser. 03-1N, Class A, 7 1/2s, 2033                                                            88,035
.........................................................................................................................
           874,971   ABFS Mortgage Loan Trust Ser. 03-1,
                     Class A, IO, 4s, 2005                                                                         7,525
.........................................................................................................................
         1,197,433   ABSC NIMS Trust 144A Ser. 05-HE2,
                     Class A1, 4 1/2s, 2035
                     (Cayman Islands)                                                                          1,269,785
.........................................................................................................................
         3,083,000   Ace Securities Corp. Ser. 03-FM1,
                     Class A, IO, 3 1/2s, 2005                                                                    34,221
.........................................................................................................................
           780,000   Adjustable Rate Mortgage Trust
                     Ser. 05-7, Class 1A1, 4.981s, 2035                                                          785,850
.........................................................................................................................
           373,000   Advanta Business Card Master Trust
                     FRN Ser. 04-C1, Class C, 4.31s,
                     2013                                                                                        379,266
.........................................................................................................................
           334,405   Advanta Mortgage Loan Trust
                     Ser. 00-1, Class A4, 8.61s, 2028                                                            339,003
.........................................................................................................................
                     Aegis Asset Backed Securities Trust
                     144A
.........................................................................................................................
            61,183   Ser. 04-1N, Class Note, 5s, 2034                                                             61,183
.........................................................................................................................
           146,373   Ser. 04-2N, Class N1, 4 1/2s, 2034                                                          146,076
.........................................................................................................................
           228,156   Ser. 04-4N, Class Note, 5s, 2034                                                            228,156
.........................................................................................................................
           207,753   Ser. 04-5N, Class Note, 5s, 2034                                                            207,558
.........................................................................................................................
           305,085   Ser. 04-6N, Class Note, 4 3/4s,
                     2035                                                                                        303,417
.........................................................................................................................
         2,178,135   AFC Home Equity Loan Trust
                     Ser. 99-2, Class 1A, 3.724s, 2029                                                         2,178,135
.........................................................................................................................
         4,093,326   American Express Credit Account
                     Master Trust 144A Ser. 04-C,
                     Class C, 3.72s, 2012                                                                      4,093,964
.........................................................................................................................
                     American Home Mortgage Investment
                     Trust
.........................................................................................................................
         2,629,500   FRB Ser. 04-3, Class 2A, 3.59s,
                     2034                                                                                      2,607,823
.........................................................................................................................
         1,281,806   FRB Ser. 04-3, Class 3A, 3.71s,
                     2034                                                                                      1,272,530
.........................................................................................................................
         1,713,782   FRB Ser. 05-1, Class 5A1, 5.001s,
                     2045                                                                                      1,727,439
.........................................................................................................................
           350,000   Americredit Automobile Receivables
                     Trust 144A Ser. 05-1, Class E,
                     5.82s, 2012                                                                                 350,945
.........................................................................................................................
                     Ameriquest Finance NIM Trust 144A
.........................................................................................................................
            91,900   Ser. 04-IAN, Class 1A, 5.437s, 2034
                     (Cayman Islands)                                                                             91,900
.........................................................................................................................
           373,571   Ser. 04-RN9, Class N1, 4.8s, 2034
                     (Cayman Islands)                                                                            373,571
.........................................................................................................................
                     Ameriquest Mortgage Securities, Inc.
.........................................................................................................................
         2,202,128   Ser. 03-12, Class S, IO, 5s, 2006                                                            68,817
.........................................................................................................................
         1,701,746   Ser. 03-6, Class S, IO, 5s, 2033                                                             27,055
.........................................................................................................................
         1,884,068   Ser. 03-8, Class S, IO, 5s, 2006                                                             35,232
.........................................................................................................................
           373,000   Amresco Commercial Mortgage Funding
                     I 144A Ser. 97-C1, Class H, 7s,
                     2029                                                                                        384,144
.........................................................................................................................
            25,328   AQ Finance NIM Trust 144A
                     Ser. 03-N9A, Class Note, 7.385s,
                     2033 (Cayman Islands)                                                                        25,391
.........................................................................................................................
                     Arcap REIT, Inc. 144A
.........................................................................................................................
           622,000   Ser. 03-1A, Class E, 7.11s, 2038                                                            663,791
.........................................................................................................................
           495,418   Ser. 04-1A, Class E, 6.42s, 2039                                                            515,622
.........................................................................................................................
                     Argent NIM Trust 144A
.........................................................................................................................
             1,632   Ser. 03-N8, Class A, 5.56s, 2034
                     (Cayman Islands)                                                                              1,632
.........................................................................................................................
            56,261   Ser. 04-WN2, Class A, 4.55s, 2034
                     (Cayman Islands)                                                                             56,841
.........................................................................................................................
            20,737   Ser. 04-WN4, Class A, 4.459s, 2034
                     (Cayman Islands)                                                                             20,676
.........................................................................................................................
           141,086   Ser. 04-WN9, Class A, 5.19s, 2034
                     (Cayman Islands)                                                                            141,020
.........................................................................................................................
                     Asset Backed Funding Corp. NIM
                     Trust 144A
.........................................................................................................................
            16,721   Ser. 03-OPT1, Class Note, 6.9s,
                     2033                                                                                         16,721
.........................................................................................................................
           109,466   Ser. 03-WMC1, Class Note, 6.9s,
                     2033                                                                                        109,624
.........................................................................................................................
           144,056   Ser. 04-0PT1, Class N1, 4.55s, 2033
                     (Cayman Islands)                                                                            143,155
.........................................................................................................................
           194,434   Ser. 04-0PT5, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                            194,434
.........................................................................................................................
           292,253   Ser. 04-AHL1, Class Note, 5.6s,
                     2033                                                                                        292,242
.........................................................................................................................
           354,534   Ser. 04-FF1, Class N1, 5s, 2034
                     (Cayman Islands)                                                                            354,999
.........................................................................................................................
            25,000   Ser. 04-FF1, Class N2, 5s, 2034
                     (Cayman Islands)                                                                             23,042
.........................................................................................................................
                     Asset Backed Securities Corp. Home
                     Equity Loan Trust
.........................................................................................................................
            93,233   FRB Ser. 04-HE1, Class A3, 3.62s,
                     2034                                                                                         93,314
.........................................................................................................................
           488,848   FRB Ser. 04-HE9, Class A2, 3.684s,
                     2034                                                                                        489,645
.........................................................................................................................
           590,636   FRB Ser. 05-HE1, Class A3, 3.604s,
                     2035                                                                                        590,636
.........................................................................................................................
        12,905,695   Ser. 03-HE1, Class A, IO, 5s, 2033                                                            1,678
.........................................................................................................................
         2,586,506   Ser. 03-HE5, Class A, IO, 4s, 2033                                                           55,920
.........................................................................................................................
           482,851   Aviation Capital Group Trust 144A
                     FRB Ser. 03-2A, Class G1, 3.96s,
                     2033                                                                                        483,568
.........................................................................................................................
           121,541   Banc of America Funding Corp. 144A
                     Ser. 04-NIM1, Class Note, 6s, 2034                                                          121,541
.........................................................................................................................
           470,000   Bank One Issuance Trust FRB
                     Ser. 03-C4, Class C4, 4 1/4s, 2011                                                          479,033
.........................................................................................................................
                     Bayview Financial Acquisition Trust
.........................................................................................................................
         2,147,000   FRB Ser. 03-G, Class A1, 3.92s,
                     2039                                                                                      2,147,000
.........................................................................................................................
         1,792,189   FRN Ser. 04-D, Class A, 3.71s, 2044                                                       1,863,851
.........................................................................................................................
         1,323,473   FRN Ser. 03-F, Class A, 3.82s, 2043                                                       1,373,693
.........................................................................................................................
         3,546,983   Ser. 03-DA, Class A, IO, 4s, 2006                                                            48,218
.........................................................................................................................
         2,471,246   Ser. 03-E, Class A, IO, 4s, 2006                                                             55,474
.........................................................................................................................
         2,465,539   Ser. 04-B, Class A1, 3.82s, 2039                                                          2,465,539
.........................................................................................................................
        10,024,280   Ser. 04-D, Class A, IO, 3 1/2s,
                     2007                                                                                        417,633
.........................................................................................................................
         8,681,788   Ser. 05-B, Class A, IO, 2.791s,
                     2039                                                                                        318,899
.........................................................................................................................
           721,600   Bayview Financial Acquisition Trust
                     144A Ser. 03-CA, Class A, IO, 4s,
                     2005                                                                                          9,398
.........................................................................................................................
        16,160,012   Bayview Financial Asset Trust
                     Ser. 03-X, Class A, IO, 0.62s, 2006                                                         273,502
.........................................................................................................................
                     Bayview Financial Asset Trust 144A
.........................................................................................................................
        29,138,672   Ser. 03-Z, Class AIO1, IO, 0.426s,
                     2005                                                                                         37,807
.........................................................................................................................
           829,182   FRB Ser. 03-SSRA, Class A, 4.014s,
                     2038                                                                                        833,991
.........................................................................................................................
           835,960   FRB Ser. 03-SSRA, Class M, 4.664s,
                     2038                                                                                        845,072
.........................................................................................................................
           760,369   FRB Ser. 04-SSRA, Class A1, 3.914s,
                     2039                                                                                        763,638
.........................................................................................................................
                     Bear Stearns Alternate Trust
.........................................................................................................................
         1,540,211   Ser. 04-11, Class 2A2, 4.955s, 2034                                                       1,550,215
.........................................................................................................................
         4,054,628   Ser. 04-12, Class 2A2, 5.069s, 2035                                                       4,089,505
.........................................................................................................................
           615,020   Ser. 04-9, Class 1A1, 5.065s, 2034                                                          619,849
.........................................................................................................................
           689,087   Ser. 05-2, Class 2A2A, 4.914s, 2035                                                         692,893
.........................................................................................................................
         1,688,739   Ser. 05-3, Class 2A1, 5.064s, 2035                                                        1,703,833
.........................................................................................................................
         3,282,006   Ser. 05-4, Class 22A2, 5.27s, 2035                                                        3,322,958
.........................................................................................................................
         2,165,620   Ser. 05-5, Class 21A1, 4.697s, 2035                                                       2,173,065
.........................................................................................................................
                     Bear Stearns Asset Backed
                     Securities NIM Trust 144A
.........................................................................................................................
           296,292   Ser. 04-FR1, Class A1, 5s, 2034
                     (Cayman Islands)                                                                            296,292
.........................................................................................................................
           157,761   Ser. 04-HE10, Class A1, 4 1/4s,
                     2034 (Cayman Islands)                                                                       156,947
.........................................................................................................................
           128,000   Ser. 04-HE10, Class A2, 5s, 2034
                     (Cayman Islands)                                                                            127,680
.........................................................................................................................
           297,965   Ser. 04-HE6, Class A1, 5 1/4s, 2034
                     (Cayman Islands)                                                                            297,965
.........................................................................................................................
           209,605   Ser. 04-HE7N, Class A1, 5 1/4s,
                     2034                                                                                        209,605
.........................................................................................................................
            91,845   Ser. 04-HE8N, Class A1, 5s, 2034                                                             91,759
.........................................................................................................................
                     Bear Stearns Asset Backed
                     Securities, Inc.
.........................................................................................................................
         3,452,400   Ser. 03-AC1, Class A, IO, 5s, 2005                                                           28,499
.........................................................................................................................
         4,344,800   Ser. 03-AC4, Class A, IO, 5s, 2006                                                           97,679
.........................................................................................................................
           943,000   FRB Ser. 03-3, Class A2, 3.904s,
                     2043                                                                                        947,126
.........................................................................................................................
           582,000   Capital Auto Receivables Asset
                     Trust Ser. 05-1, Class D, 6 1/2s,
                     2011                                                                                        578,726
.........................................................................................................................
           278,000   Capital One Multi-Asset Execution
                     Trust FRB Ser. 02-C1, Class C1,
                     5.97s, 2010                                                                                 292,204
.........................................................................................................................
           210,092   CARMAX Auto Owner Trust Ser. 04-2,
                     Class D, 3.67s, 2011                                                                        208,028
.........................................................................................................................
                     CARSSX Finance, Ltd. 144A
.........................................................................................................................
           186,431   FRB Ser. 04-AA, Class B3, 6.57s,
                     2011 (Cayman Islands)                                                                       188,033
.........................................................................................................................
           707,226   FRB Ser. 04-AA, Class B4, 8.72s,
                     2011 (Cayman Islands)                                                                       717,227
.........................................................................................................................
         1,505,000   CDO Repackaging Trust Series 144A
                     FRB Ser. 03-2, Class A, 7.541s,
                     2008                                                                                      1,629,163
.........................................................................................................................
         5,592,050   Centex Home Equity Ser. 04-C,
                     Class A, IO, 3 1/2s, 2006                                                                   122,425
.........................................................................................................................
           860,000   Chase Credit Card Master Trust FRB
                     Ser. 03-3, Class C, 4.3s, 2010                                                              878,695
.........................................................................................................................
           307,670   Chase Funding Net Interest Margin
                     144A Ser. 04-OPT1, Class Note,
                     4.458s, 2034                                                                                336,424
.........................................................................................................................
                     CHEC NIM Ltd., 144A
.........................................................................................................................
           226,910   Ser. 04-2, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                            226,897
.........................................................................................................................
           187,000   Ser. 04-2, Class N2, 8s, 2034
                     (Cayman Islands)                                                                            185,932
.........................................................................................................................
            75,000   Ser. 04-2, Class N3, 8s, 2034
                     (Cayman Islands)                                                                             64,500
.........................................................................................................................
           470,000   Citibank Credit Card Issuance Trust
                     FRN Ser. 01-C1, Class C1, 4.221s,
                     2010                                                                                        478,280
.........................................................................................................................
        25,751,000   Commercial Mortgage Pass-Through
                     Certificates 144A Ser. 05-LP5,
                     Class XC, IO, 0.049s, 2043                                                                  270,386
.........................................................................................................................
                     Conseco Finance
                     Securitizations Corp.
.........................................................................................................................
         3,120,000   Ser. 00-4, Class A6, 8.31s, 2032                                                          2,758,275
.........................................................................................................................
         1,526,901   Ser. 00-5, Class A4, 7.47s, 2032                                                          1,559,185
.........................................................................................................................
         1,638,000   Ser. 00-5, Class A6, 7.96s, 2032                                                          1,451,967
.........................................................................................................................
         2,675,000   Ser. 01-4, Class A4, 7.36s, 2033                                                          2,745,048
.........................................................................................................................
         2,469,517   Ser. 01-1, Class A4, 6.21s, 2032                                                          2,506,238
.........................................................................................................................
         3,013,000   Ser. 01-1, Class A5, 6.99s, 2032                                                          2,867,760
.........................................................................................................................
         1,850,000   Ser. 01-3, Class A4, 6.91s, 2033                                                          1,847,210
.........................................................................................................................
           855,601   Ser. 01-4, Class B1, 9.4s, 2033                                                             115,506
.........................................................................................................................
         4,273,805   Ser. 02-1, Class A, 6.681s, 2033                                                          4,452,108
.........................................................................................................................
         1,750,000   Ser. 02-1, Class M2, 9.546s, 2033                                                           787,500
.........................................................................................................................
         3,205,994   Ser. 02-2, Class A, IO, 8 1/2s,
                     2033                                                                                        834,690
.........................................................................................................................
         1,226,000   Consumer Credit Reference IDX
                     Securities 144A FRB Ser. 02-1A,
                     Class A, 5.444s, 2007                                                                     1,245,060
.........................................................................................................................
                     Countrywide Alternative Loan Trust
.........................................................................................................................
        12,426,207   Ser. 05-24, Class 1AX, PO, 0.963s,
                     2035                                                                                        357,253
.........................................................................................................................
        10,110,779   Ser. 05-24, Class IIAX, PO, 1.42s,
                     2035                                                                                        391,793
.........................................................................................................................
                     Countrywide Asset Backed
                     Certificates 144A
.........................................................................................................................
             9,984   Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                           9,993
.........................................................................................................................
           641,944   Ser. 04-1NIM, Class Note, 6s, 2034                                                          644,191
.........................................................................................................................
         1,026,760   Ser. 04-6N, Class N1, 6 1/4s, 2035                                                        1,030,610
.........................................................................................................................
           221,673   Ser. 04-BC1N, Class Note, 5 1/2s,
                     2035                                                                                        221,811
.........................................................................................................................
           161,446   Ser. 04-11N, Class N, 5 1/4s, 2036                                                          161,648
.........................................................................................................................
           287,244   Ser. 04-14N, 5s, 2036                                                                       287,333
.........................................................................................................................
                     Countrywide Home Loans
.........................................................................................................................
        12,955,846   Ser. 05-2, Class 2X, IO, 0.983s,
                     2035                                                                                        372,481
.........................................................................................................................
        10,976,394   Ser. 05-9, Class 1X, IO, 0.882s,
                     2035                                                                                        367,023
.........................................................................................................................
           168,355   Countrywide Partnership Trust 144A
                     Ser. 04-EC1N, Class N, 5s, 2035                                                             168,408
.........................................................................................................................
           716,000   Crest, Ltd. 144A Ser. 03-2A,
                     Class D2, 6.723s, 2038
                     (Cayman Islands)                                                                            755,380
.........................................................................................................................
           494,034   CS First Boston Mortgage
                     Securities Corp. 144A Ser. 04-FR1N,
                     Class A, 5s, 2034                                                                           494,034
.........................................................................................................................
           286,000   Fieldstone Mortgage
                     Investment Corp. FRB Ser. 05-1,
                     Class M3, 3.854s, 2035                                                                      286,000
.........................................................................................................................
           173,443   Finance America NIM Trust 144A
                     Ser. 04-1, Class A, 5 1/4s, 2034                                                            173,443
.........................................................................................................................
         2,160,000   First Chicago Lennar Trust 144A
                     Ser. 97-CHL1, Class D, 7.702s, 2039                                                       2,205,281
.........................................................................................................................
           401,361   First Consumers Master Trust FRN
                     Ser. 01-A, Class A, 3.53s, 2008                                                             398,100
.........................................................................................................................
                     First Franklin Mortgage Loan NIM
                     Trust 144A
.........................................................................................................................
            10,454   Ser. 03-FF3A, Class A, 6 3/4s, 2033                                                          10,493
.........................................................................................................................
            50,490   Ser. 04-FF1, Class N1, 4 1/2s, 2034                                                          50,349
.........................................................................................................................
           209,113   Ser. 04-FF10, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                            209,099
.........................................................................................................................
           254,401   Ser. 04-FF7A, Class A, 5s, 2034                                                             254,452
.........................................................................................................................
         1,207,600   First Horizon Mortgage Pass-Through
                     Trust Ser. 05-AR2, Class 1A1,
                     4.842s, 2035                                                                              1,216,467
.........................................................................................................................
           384,082   First Plus Home Loan Trust
                     Ser. 97-3, Class B1, 7.79s, 2023                                                            384,322
.........................................................................................................................
           480,000   Ford Credit Auto Owner Trust
                     Ser. 04-A, Class C, 4.19s, 2009                                                             472,650
.........................................................................................................................
                     Fremont NIM Trust 144A
.........................................................................................................................
           419,503   Ser. 04-3, Class A, 4 1/2s, 2034                                                            418,203
.........................................................................................................................
           117,809   Ser. 04-3, Class B, 7 1/2s, 2034                                                            112,955
.........................................................................................................................
           114,799   Ser. 04-A, Class Note, 4 3/4s, 2034                                                         114,398
.........................................................................................................................
            91,560   Ser. 04-B, Class Note, 4.703s, 2034                                                          91,674
.........................................................................................................................
           367,808   Ser. 04-D, Class N1, 4 1/2s, 2034
                     (Cayman Islands)                                                                            369,169
.........................................................................................................................
            47,245   Ser. 04-D, Class N2, 7 1/2s, 2034
                     (Cayman Islands)                                                                             47,103
.........................................................................................................................
                     G-Force CDO, Ltd. 144A
.........................................................................................................................
           140,000   Ser. 02-1A, Class D, 7.61s, 2037
                     (Cayman Islands)                                                                            152,974
.........................................................................................................................
           318,000   Ser. 02-1A, Class E, 8 1/4s, 2037
                     (Cayman Islands)                                                                            350,694
.........................................................................................................................
           418,000   Ser. 03-1A, Class E, 6.58s, 2038
                     (Cayman Islands)                                                                            439,096
.........................................................................................................................
           836,610   GE Capital Credit Card Master Note
                     Trust FRB Ser. 04-2, Class C, 3.7s,
                     2010                                                                                        836,610
.........................................................................................................................
           186,366   GE Corporate Aircraft
                     Financing, LLC 144A Ser. 04-1A,
                     Class B, 4.164s, 2018                                                                       186,254
.........................................................................................................................
                     GEBL 144A
.........................................................................................................................
           269,255   Ser. 04-2, Class C, 3.94s, 2032                                                             269,417
.........................................................................................................................
           359,983   Ser. 04-2, Class D, 5.84s, 2032                                                             360,199
.........................................................................................................................
                     GMAC Mortgage Corp. Loan Trust
.........................................................................................................................
         3,940,000   Ser. 04-HE5, Class A, IO, 6s, 2007                                                          270,875
.........................................................................................................................
         1,112,010   Ser. 05-AR1, Class 1A2, 4.429s,
                     2035                                                                                      1,112,010
.........................................................................................................................
           230,000   Goldentree Loan Opportunities II,
                     Ltd. 144A FRN Ser. 2A, Class 4,
                     6.09s, 2015 (Cayman Islands)                                                                233,611
.........................................................................................................................
                     Granite Mortgages PLC
.........................................................................................................................
         1,495,000   FRB Ser. 01-1, Class 1C, 4.545s,
                     2041 (United Kingdom)                                                                     1,515,790
.........................................................................................................................
           580,000   FRB Ser. 02-1, Class 1C, 4.445s,
                     2042 (United Kingdom)                                                                       589,106
.........................................................................................................................
           290,000   FRB Ser. 02-2, Class 1C, 4.395s,
                     2043 (United Kingdom)                                                                       294,640
.........................................................................................................................
           719,000   FRB Ser. 04-1, Class 1C, 4.33s,
                     2044 (United Kingdom)                                                                       722,370
.........................................................................................................................
                     Green Tree Financial Corp.
.........................................................................................................................
           362,024   Ser. 97-4, Class A7, 7.36s, 2029                                                            384,469
.........................................................................................................................
           215,555   Ser. 97-6, Class A8, 7.07s, 2029                                                            228,429
.........................................................................................................................
           393,494   Ser. 97-6, Class A9, 7.55s, 2029                                                            424,896
.........................................................................................................................
           282,046   Ser. 97-7, Class A8, 6.86s, 2029                                                            294,527
.........................................................................................................................
           129,632   Ser. 99-3, Class A5, 6.16s, 2031                                                            131,617
.........................................................................................................................
           505,000   Ser. 99-3, Class A6, 6 1/2s, 2031                                                           518,712
.........................................................................................................................
         6,610,000   Ser. 99-5, Class A5, 7.86s, 2030                                                          5,978,422
.........................................................................................................................
         1,931,567   Greenpoint Manufactured Housing
                     Ser. 00-3, Class IA, 8.45s, 2031                                                          1,898,157
.........................................................................................................................
         9,608,810   Greenpoint Mortgage Funding Trust
                     Ser. 05-AR1, Class X1, IO, 0.942s,
                     2045                                                                                        352,824
.........................................................................................................................
         1,658,000   GS Auto Loan Trust 144A Ser. 04-1,
                     Class D, 5s, 2011                                                                         1,635,711
.........................................................................................................................
                     GSAMP Trust 144A
.........................................................................................................................
             7,072   Ser. 03-HE1N, Class Note, 7 1/4s,
                     2033                                                                                          7,075
.........................................................................................................................
            87,072   Ser. 04-FM1N, Class Note, 5 1/4s,
                     2033                                                                                         86,985
.........................................................................................................................
           187,864   Ser. 04-HE1N, Class N1, 5s, 2034                                                            187,507
.........................................................................................................................
         1,042,178   Ser. 04-NIM1, Class N1, 5 1/2s,
                     2034                                                                                      1,041,969
.........................................................................................................................
           681,000   Ser. 04-NIM1, Class N2, zero %,
                     2034                                                                                        500,535
.........................................................................................................................
         1,125,527   Ser. 04-NIM2, Class N, 4 7/8s, 2034                                                       1,120,350
.........................................................................................................................
           109,176   Ser. 04-SE2N, Class Note, 5 1/2s,
                     2034                                                                                        109,089
.........................................................................................................................
           395,479   Ser. 05-NC1, Class N, 5s, 2035                                                              394,332
.........................................................................................................................
                     GSMPS Mortgage Loan Trust 144A
.........................................................................................................................
           925,753   Ser. 05-RP2, Class 1A2, 7 1/2s,
                     2035                                                                                        990,601
.........................................................................................................................
           742,806   Ser. 05-RP2, Class 1A3, 8s, 2035                                                            804,710
.........................................................................................................................
           797,000   Guggenheim Structured Real Estate
                     Funding, Ltd. FRB Ser. 05-1A,
                     Class D, 4.844s, 2030
                     (Cayman Islands)                                                                            796,236
.........................................................................................................................
         1,556,122   High Income Trust Securities 144A
                     FRB Ser. 03-1A, Class A, 3.73s,
                     2036 (Cayman Islands)                                                                     1,525,000
.........................................................................................................................
                     Holmes Financing PLC
.........................................................................................................................
           332,000   FRB Ser. 8, Class 2C, 3.861s, 2040
                     (United Kingdom)                                                                            333,556
.........................................................................................................................
         6,735,000   FRB Ser. 1, Class 2C, 4.291s, 2040
                     (United Kingdom)                                                                          6,750,491
.........................................................................................................................
           380,000   FRB Ser. 4, Class 3C, 4.441s, 2040
                     (United Kingdom)                                                                            384,864
.........................................................................................................................
                     Home Equity Asset Trust 144A
.........................................................................................................................
             8,252   Ser. 03-6N, Class A, 6 1/2s, 2034                                                             8,231
.........................................................................................................................
            22,123   Ser. 03-7N, Class A, 5 1/4s, 2034                                                            22,053
.........................................................................................................................
            92,162   Ser. 04-1N, Class A, 5s, 2034                                                                91,863
.........................................................................................................................
           161,015   Ser. 04-3N, Class A, 5s, 2034                                                               160,512
.........................................................................................................................
           291,264   Ser. 04-4N, Class A, 5s, 2034                                                               290,535
.........................................................................................................................
           658,640   Ser. 04-5N, Class A, 5 1/4s, 2034                                                           658,640
.........................................................................................................................
                     Home Equity Asset Trust 144A
.........................................................................................................................
         1,276,481   Ser. 04-7N, Class A, 4 1/2s, 2035                                                         1,269,301
.........................................................................................................................
           305,233   Ser. 05-6N, Class A, 5 1/4s, 2035                                                           304,470
.........................................................................................................................
           188,000   Hyundai Auto Receivables Trust
                     Ser. 04-A, Class D, 4.1s, 2011                                                              186,975
.........................................................................................................................
           454,038   IMPAC Secured Assets Corp.
                     Ser. 03-1, Class A, IO, 5s, 2005                                                              1,941
.........................................................................................................................
                     LNR CDO, Ltd. 144A
.........................................................................................................................
         2,075,000   FRB Ser. 02-1A, Class FFL, 6.05s,
                     2037 (Cayman Islands)                                                                     2,076,453
.........................................................................................................................
         1,280,000   FRB Ser. 03-1A, Class EFL, 6.3s,
                     2036 (Cayman Islands)                                                                     1,379,840
.........................................................................................................................
                     Long Beach Asset Holdings Corp. NIM
                     Trust 144A
.........................................................................................................................
           110,791   Ser. 04-2, Class N1, 4.94s, 2034                                                            110,791
.........................................................................................................................
           392,570   Ser. 04-5, Class Note, 5s, 2034                                                             393,433
.........................................................................................................................
         1,095,257   Ser. 05-1, Class N1, 4.115s, 2035                                                         1,095,257
.........................................................................................................................
                     Long Beach Mortgage Loan Trust
.........................................................................................................................
           188,600   Ser. 03-2, Class S1, IO, 4 1/4s,
                     2005                                                                                             21
.........................................................................................................................
         3,990,098   Ser. 03-2, Class S2, IO, 4 1/4s,
                     2005                                                                                            439
.........................................................................................................................
         9,373,862   Ser. 04-3, Class S1, IO, 4 1/2s,
                     2006                                                                                        438,228
.........................................................................................................................
         4,686,903   Ser. 04-3, Class S2, IO, 4 1/2s,
                     2006                                                                                        219,113
.........................................................................................................................
                     Madison Avenue Manufactured Housing
                     Contract
.........................................................................................................................
        76,863,246   Ser. 02-A IO, 0.3s, 2032                                                                    875,380
.........................................................................................................................
         1,626,445   FRB Ser. 02-A, Class B1, 6.564s,
                     2032                                                                                        796,958
.........................................................................................................................
                     Marriott Vacation Club Owner Trust
                     144A
.........................................................................................................................
            79,557   Ser. 04-2A, Class C, 4.741s, 2026                                                            78,522
.........................................................................................................................
            80,280   Ser. 04-2A, Class D, 5.389s, 2026                                                            79,257
.........................................................................................................................
           967,947   FRB Ser. 02-1A, Class A1, 3.96s,
                     2024                                                                                        976,108
.........................................................................................................................
                     Master Asset Backed Securities NIM
                     Trust 144A
.........................................................................................................................
            52,152   Ser. 04-CI3, Class N1, 4.45s, 2034                                                           52,095
.........................................................................................................................
           220,352   Ser. 04-CI5, Class N1, 4.946s, 2034                                                         220,793
.........................................................................................................................
           187,000   Ser. 04-CI5, Class N2, 9s, 2034                                                             184,663
.........................................................................................................................
           173,209   Ser. 04-HE1A, Class Note, 5.191s,
                     2034                                                                                        173,728
.........................................................................................................................
           979,800   Master Reperforming Loan Trust 144A
                     Ser. 05-1, Class 1A4, 7 1/2s, 2034                                                        1,049,611
.........................................................................................................................
           860,000   MBNA Credit Card Master Note Trust
                     FRN Ser. 03-C5, Class C5, 4.4s,
                     2010                                                                                        876,487
.........................................................................................................................
         2,614,237   Merit Securities Corp. FRB
                     Ser. 11PA, Class 3A1, 3.94s, 2027                                                         2,509,668
.........................................................................................................................
                     Merrill Lynch Mortgage
                     Investors, Inc.
.........................................................................................................................
            14,473   Ser. 03-WM3N, Class N1, 8s, 2034                                                             14,473
.........................................................................................................................
           142,902   Ser. 04-OP1N, Class N1, 4 3/4s,
                     2035 (Cayman Islands)                                                                       142,500
.........................................................................................................................
                     Merrill Lynch Mortgage
                     Investors, Inc. 144A
.........................................................................................................................
            47,516   Ser. 03-OP1N, Class N1, 7 1/4s,
                     2034                                                                                         47,531
.........................................................................................................................
            86,661   Ser. 03-WM1N, Class N1, 7s, 2033                                                             86,877
.........................................................................................................................
            73,120   Ser. 04-FM1N, Class N1, 5s, 2035
                     (Cayman Islands)                                                                             73,098
.........................................................................................................................
            99,948   Ser. 04-HE1N, Class N1, 5s, 2006                                                             99,323
.........................................................................................................................
           272,007   Ser. 04-HE2N, Class N1, 5s, 2035
                     (Cayman Islands)                                                                            270,477
.........................................................................................................................
           114,561   Ser. 04-WM1N, Class N1, 4 1/2s,
                     2034                                                                                        114,686
.........................................................................................................................
            90,340   Ser. 04-WM2N, Class N1, 4 1/2s,
                     2005                                                                                         89,973
.........................................................................................................................
           254,854   Ser. 04-WM3N, Class N1, 4 1/2s,
                     2005                                                                                        253,739
.........................................................................................................................
           633,072   Ser. 05-WM1N, Class N1, 5s, 2035                                                            633,072
.........................................................................................................................
           467,000   Metris Master Trust FRN Ser. 04-2,
                     Class C, 4.61s, 2010                                                                        469,335
.........................................................................................................................
                     Metris Master Trust 144A
.........................................................................................................................
           928,000   FRN Ser. 01-2, Class C, 5.16s, 2009                                                         927,121
.........................................................................................................................
           500,000   FRN Ser. 04-2, Class D, 6.534s,
                     2010                                                                                        507,500
.........................................................................................................................
           283,039   Mid-State Trust Ser. 11, Class B,
                     8.221s, 2038                                                                                295,843
.........................................................................................................................
         1,277,679   MMCA Automobile Trust Ser. 02-1,
                     Class B, 5.37s, 2010                                                                      1,272,824
.........................................................................................................................
         1,244,593   Morgan Stanley ABS Capital I FRB
                     Ser. 04-WMC3, Class A2PT, 3.604s,
                     2035                                                                                      1,245,986
.........................................................................................................................
            62,927   Morgan Stanley Auto Loan Trust
                     Ser. 04-HB2, Class D, 3.82s, 2012                                                            62,716
.........................................................................................................................
                     Morgan Stanley Auto Loan Trust 144A
.........................................................................................................................
           483,000   Ser. 04-HB1, Class D, 5 1/2s, 2011                                                          480,480
.........................................................................................................................
           226,000   Ser. 04-HB2, Class E, 5s, 2012                                                              217,710
.........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
.........................................................................................................................
           138,606   FRB Ser. 01-NC3, Class B1, 5.764s,
                     2031                                                                                        138,632
.........................................................................................................................
           163,152   FRB Ser. 01-NC4, Class B1, 5.814s,
                     2032                                                                                        155,828
.........................................................................................................................
           520,000   Navigator CDO, Ltd. 144A FRB
                     Ser. 03-1A, Class A1, 3.758s, 2015
                     (Cayman Islands)                                                                            521,612
.........................................................................................................................
           736,000   New Century Home Equity Loan Trust
                     Ser. 03-5, Class AI7, 5.15s, 2033                                                           735,214
.........................................................................................................................
            40,260   New Century Mortgage Corp. NIM
                     Trust 144A Ser. 03-B, Class Note,
                     6 1/2s, 2033                                                                                 40,323
.........................................................................................................................
           299,000   Newcastle CDO, Ltd. 144A FRB
                     Ser. 3A, Class 4FL, 6 1/2s, 2038
                     (Cayman Islands)                                                                            305,728
.........................................................................................................................
           332,864   Nomura Asset Acceptance Corp.
                     Ser. 04-R3, Class PT, 9.435s, 2035                                                          363,342
.........................................................................................................................
           336,366   Nomura Asset Acceptance Corp. 144A
                     Ser. 04-R2, Class PT, 10.118s, 2034                                                         367,060
.........................................................................................................................
                     Novastar NIM Trust 144A
.........................................................................................................................
            36,484   Ser. 04-N1, Class Note, 4.458s,
                     2034                                                                                         36,484
.........................................................................................................................
           224,883   Ser. 04-N2, Class Note, 4.458s,
                     2034                                                                                        224,883
.........................................................................................................................
                     Oakwood Mortgage Investors, Inc.
.........................................................................................................................
           964,365   Ser. 00-A, Class A3, 7.945s, 2022                                                           838,986
.........................................................................................................................
         2,490,005   Ser. 02-C, Class A1, 5.41s, 2032                                                          2,215,392
.........................................................................................................................
           277,980   Oakwood Mortgage Investors, Inc.
                     144A Ser. 01-B, Class A4, 7.21s,
                     2030                                                                                        263,289
.........................................................................................................................
           273,000   Ocean Star 144A FRB Ser. 04,
                     Class D, 5.55s, 2018 (Ireland)                                                              273,000
.........................................................................................................................
                     Option One Mortgage
                     Securities Corp. NIM Trust 144A
.........................................................................................................................
             3,976   Ser. 03-5, Class Note, 6.9s, 2033                                                             3,996
.........................................................................................................................
           536,523   Ser. 04-2A, Class N1, 4.213s, 2034
                     (Cayman Islands)                                                                            536,523
.........................................................................................................................
           647,787   Option One Woodbridge Loan Trust
                     144A Ser. 03-1, Class S, IO, 3.7s,
                     2005                                                                                          2,316
.........................................................................................................................
           189,000   Origen Manufactured Housing
                     Ser. 04-B, Class A2, 3.79s, 2017                                                            186,165
.........................................................................................................................
                     Park Place Securities NIM Trust
                     144A
.........................................................................................................................
           105,946   Ser. 04-MCWN1, Class A, 4.458s,
                     2034                                                                                        105,946
.........................................................................................................................
           330,000   Ser. 04-WCW2, Class D, 7.387s, 2034
                     (Cayman Islands)                                                                            331,254
.........................................................................................................................
           603,807   Ser. 04-WHQ2, Class A, 4s, 2035                                                             600,788
.........................................................................................................................
                     Pass-Through Amortizing Credit Card
                     Trust
.........................................................................................................................
            21,840   Ser. 02-1A, Class A3FL, 6.09s, 2012                                                          21,847
.........................................................................................................................
            34,255   Ser. 02-1A, Class A4FL, 8.59s, 2012                                                          34,328
.........................................................................................................................
                     People's Choice Net Interest Margin
                     Note 144A
.........................................................................................................................
           628,626   Ser. 04-2, Class A, 5s, 2034                                                                630,039
.........................................................................................................................
           140,000   Ser. 04-2, Class B, 5s, 2034                                                                126,840
.........................................................................................................................
           580,000   Permanent Financing PLC FRB Ser. 3,
                     Class 3C, 4.529s, 2042
                     (United Kingdom)                                                                            590,807
.........................................................................................................................
                     Providian Gateway Master Trust 144A
.........................................................................................................................
           415,000   Ser. 04-DA, Class D, 4.4s, 2011                                                             407,867
.........................................................................................................................
           535,000   FRB Ser. 04-AA, Class D, 5.07s,
                     2011                                                                                        545,165
.........................................................................................................................
           920,000   FRN Ser. 04-BA, Class D, 4.62s,
                     2010                                                                                        927,084
.........................................................................................................................
           267,000   FRN Ser. 04-EA, Class D, 4.15s,
                     2011                                                                                        269,438
.........................................................................................................................
           565,655   Renaissance Home Equity Loan Trust
                     Ser. 03-2, Class A, IO, 3s, 2005                                                              6,517
.........................................................................................................................
                     Renaissance NIM Trust 144A
.........................................................................................................................
            49,366   Ser. 04-A, Class Note, 4.45s, 2034                                                           49,307
.........................................................................................................................
           342,445   Ser. 05-1, Class N, 4.7s, 2035                                                              342,445
.........................................................................................................................
                     Residential Accredit Loans, Inc.
.........................................................................................................................
           437,413   Ser. 04-QA5, Class A2, 4.986s, 2034                                                         440,548
.........................................................................................................................
         2,108,627   Ser. 04-QA6, Class NB1, 4.981s,
                     2034                                                                                      2,124,124
.........................................................................................................................
         2,138,086   Ser. 05-QA4, Class A21, 5.291s,
                     2035                                                                                      2,166,599
.........................................................................................................................
         2,208,267   Residential Asset Mortgage
                     Products, Inc. Ser. 04-RZ2,
                     Class A, IO, 3 1/2s, 2006                                                                    47,012
.........................................................................................................................
           241,793   Residential Asset Securities Corp.
                     Ser. 03-KS4, Class AI, IO, 3 1/2s,
                     2005                                                                                          2,381
.........................................................................................................................
                     Residential Asset Securities Corp.
                     144A
.........................................................................................................................
           546,300   Ser. 04-N10B, Class A1, 5s, 2034                                                            544,166
.........................................................................................................................
           540,888   Ser. 04-NT, Class Note, 5s, 2034                                                            538,184
.........................................................................................................................
           203,845   Ser. 04-NT12, Class Note, 4.7s,
                     2035                                                                                        203,840
.........................................................................................................................
         1,167,461   Residential Asset Securities Corp.
                     NIM Trust 144A Ser. 05-NTR1,
                     Class Note, 4 1/4s, 2035                                                                  1,163,083
.........................................................................................................................
                     Residential Funding Mortgage
                     Securities II
.........................................................................................................................
         4,967,984   Ser. 03-HS1, Class AI, IO, 5 1/2s,
                     2033                                                                                         40,241
.........................................................................................................................
         1,518,758   Ser. 03-HS2, Class AI, IO, 5 1/2s,
                     2005                                                                                         26,941
.........................................................................................................................
         1,547,772   Ser. 03-HS3, Class AI, IO, 5s, 2006                                                          33,122
.........................................................................................................................
                     SAIL Net Interest Margin Notes 144A
.........................................................................................................................
            77,310   Ser. 03-12A, Class A, 7.35s, 2033
                     (Cayman Islands)                                                                             78,052
.........................................................................................................................
            42,885   Ser. 03-13A, Class A, 6 3/4s, 2033
                     (Cayman Islands)                                                                             43,180
.........................................................................................................................
            11,544   Ser. 03-3, Class A, 7 3/4s, 2033
                     (Cayman Islands)                                                                             11,612
.........................................................................................................................
            34,363   Ser. 03-4, Class A, 7 1/2s, 2033
                     (Cayman Islands)                                                                             34,556
.........................................................................................................................
            15,641   Ser. 03-5, Class A, 7.35s, 2033
                     (Cayman Islands)                                                                             15,379
.........................................................................................................................
            27,767   Ser. 03-6A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             27,911
.........................................................................................................................
            40,183   Ser. 03-7A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             39,789
.........................................................................................................................
            49,695   Ser. 03-8A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             50,018
.........................................................................................................................
            94,983   Ser. 03-9A, Class A, 7s, 2033
                     (Cayman Islands)                                                                             95,011
.........................................................................................................................
                     SAIL Net Interest Margin Notes 144A
.........................................................................................................................
            86,660   Ser. 03-BC2A, Class A, 7 3/4s, 2033
                     (Cayman Islands)                                                                             85,811
.........................................................................................................................
           992,210   Ser. 04-10A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            992,507
.........................................................................................................................
           982,614   Ser. 04-11A, Class A2, 4 3/4s, 2035
                     (Cayman Islands)                                                                            982,614
.........................................................................................................................
           438,458   Ser. 04-2A, Class A, 5 1/2s, 2034
                     (Cayman Islands)                                                                            438,545
.........................................................................................................................
           545,850   Ser. 04-4A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            545,960
.........................................................................................................................
           160,000   Ser. 04-4A, Class B, 7 1/2s, 2034
                     (Cayman Islands)                                                                            159,360
.........................................................................................................................
           148,991   Ser. 04-5A, Class A, 4 1/2s, 2034
                     (Cayman Islands)                                                                            148,708
.........................................................................................................................
           224,345   Ser. 04-7A, Class A, 4 3/4s, 2034
                     (Cayman Islands)                                                                            224,120
.........................................................................................................................
            58,145   Ser. 04-7A, Class B, 6 3/4s, 2034
                     (Cayman Islands)                                                                             56,645
.........................................................................................................................
           243,749   Ser. 04-8A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            243,822
.........................................................................................................................
           238,619   Ser. 04-8A, Class B, 6 3/4s, 2034
                     (Cayman Islands)                                                                            235,732
.........................................................................................................................
           952,980   Ser. 04-AA, Class A, 4 1/2s, 2034
                     (Cayman Islands)                                                                            950,407
.........................................................................................................................
           163,230   Ser. 04-BN2A, Class A, 5s, 2034
                     (Cayman Islands)                                                                            163,279
.........................................................................................................................
            71,728   Ser. 04-BNCA, Class A, 5s, 2034
                     (Cayman Islands)                                                                             71,750
.........................................................................................................................
           950,475   Ser. 05-1A, Class A, 4 1/4s, 2035
                     (Cayman Islands)                                                                            947,149
.........................................................................................................................
           137,966   Ser. 05-2A, Class A, 4 3/4s, 2035
                     (Cayman Islands)                                                                            138,021
.........................................................................................................................
                     Sasco Net Interest Margin Trust
                     144A
.........................................................................................................................
         1,011,143   Ser. 05-NC1A, Class A, 4 3/4s, 2035                                                       1,011,143
.........................................................................................................................
           195,270   Ser. 05-WF1A, Class A, 4 3/4s, 2035                                                         195,720
.........................................................................................................................
               137   Saxon Net Interest Margin Trust
                     144A Ser. 03-A, Class A, 6.656s,
                     2033                                                                                            137
.........................................................................................................................
                     Sharps SP I, LLC Net Interest
                     Margin Trust 144A
.........................................................................................................................
           166,831   Ser. 03-0P1N, Class NA, 4.45s, 2033                                                         166,831
.........................................................................................................................
            41,334   Ser. 03-HE1N, Class N, 6.9s, 2033                                                            41,438
.........................................................................................................................
            11,533   Ser. 03-TC1N, Class N, 7.45s, 2033                                                           11,533
.........................................................................................................................
           118,508   Ser. 04-4N, Class Note, 6.65s, 2034                                                         118,508
.........................................................................................................................
           119,145   Ser. 04-HE1N, Class Note, 4.94s,
                     2034                                                                                        115,932
.........................................................................................................................
            90,418   Ser. 04-HE2N, Class NA, 5.43s, 2034                                                          90,192
.........................................................................................................................
         1,007,957   Ser. 04-HE4N, Class NA, 3 3/4s,
                     2034                                                                                      1,007,453
.........................................................................................................................
           104,523   Ser. 04-HS1N, Class Note, 5.92s,
                     2034                                                                                        104,523
.........................................................................................................................
           490,955   Ser. 04-RM2N, Class NA, 4s, 2035                                                            489,114
.........................................................................................................................
           235,000   South Coast Funding 144A FRB
                     Ser. 3A, Class A2, 4.43s, 2038
                     (Cayman Islands)                                                                            235,611
.........................................................................................................................
                     Structured Adjustable Rate Mortgage
                     Loan Trust
.........................................................................................................................
           890,498   Ser. 04-10, Class 1A1, 4.926s, 2034                                                         898,719
.........................................................................................................................
         1,239,288   Ser. 04-12, Class 1A2, 5.034s, 2034                                                       1,251,764
.........................................................................................................................
         1,591,204   Ser. 04-14, Class 1A, 5.111s, 2034                                                        1,608,274
.........................................................................................................................
         1,716,181   Ser. 04-16, Class 1A2, 5.026s, 2034                                                       1,733,087
.........................................................................................................................
         1,104,276   Ser. 04-18, Class 1A1, 5.059s, 2034                                                       1,115,113
.........................................................................................................................
         2,881,991   Ser. 04-20, Class 1A2, 5.088s, 2035                                                       2,909,937
.........................................................................................................................
           266,191   Ser. 04-4, Class 1A1, 4.768s, 2034                                                          267,915
.........................................................................................................................
         3,576,135   Ser. 04-6, Class 1A, 4.386s, 2034                                                         3,586,696
.........................................................................................................................
            68,724   Ser. 04-8, Class 1A3, 4.698s, 2034                                                           68,991
.........................................................................................................................
         4,379,116   Ser. 05-1, Class 1A1, 5.155s, 2035                                                        4,423,870
.........................................................................................................................
         2,569,012   Ser. 05-4, Class 1A1, 5.395s, 2035                                                        2,603,356
.........................................................................................................................
         4,397,392   Ser. 05-7, Class 1A3, 5.413s, 2035                                                        4,458,200
.........................................................................................................................
        22,883,190   Ser. 05-9, Class AX, IO, 0.492s,
                     2035                                                                                        686,496
.........................................................................................................................
         1,307,823   Structured Adjustable Rate Mortgage
                     Loan Trust 144A Ser. 04-NP2,
                     Class A, 3.664s, 2034                                                                     1,307,953
.........................................................................................................................
                     Structured Asset Investment Loan
                     Trust
.........................................................................................................................
            27,041   Ser. 03-BC1A, Class A, 7 3/4s, 2033
                     (Cayman Islands)                                                                             27,279
.........................................................................................................................
         2,896,985   Ser. 03-BC8, Class A, IO, 6s, 2005                                                           26,460
.........................................................................................................................
        12,792,491   Ser. 04-1, Class A, IO, 6s, 2005                                                             53,170
.........................................................................................................................
         9,393,747   Ser. 04-3, Class A, IO, 6s, 2005                                                            132,492
.........................................................................................................................
                     Structured Asset Securities Corp.
.........................................................................................................................
         1,097,020   Ser. 03-26A, Class 2A, 4.547s, 2033                                                       1,106,617
.........................................................................................................................
           658,792   Ser. 03-40A, Class 1A, 4.903s, 2034                                                         666,613
.........................................................................................................................
           687,244   Ser. 04-8, Class 1A1, 4.698s, 2034                                                          691,807
.........................................................................................................................
         1,495,712   Ser. 05-10, Class 3A3, 11.55s, 2034                                                       1,531,578
.........................................................................................................................
         2,047,234   IFB Ser. 05-6, Class 5A8, 7.271s,
                     2035                                                                                      1,991,771
.........................................................................................................................
                     Structured Asset Securities Corp.
                     144A
.........................................................................................................................
           629,308   FRB Ser. 03-NP2, Class A2, 3.864s,
                     2032                                                                                        629,308
.........................................................................................................................
           121,728   FRN Ser. 03-NP3, Class A1, 3.814s,
                     2033                                                                                        121,740
.........................................................................................................................
         1,416,000   Terwin Mortgage Trust FRB
                     Ser. 04-5HE, Class A1B, 3.734s,
                     2035                                                                                      1,418,812
.........................................................................................................................
           718,000   TIAA Real Estate CD0, Ltd.
                     Ser. 03-1A, Class E, 8s, 2038
                     (Cayman Islands)                                                                            705,135
.........................................................................................................................
         5,192,998   Wells Fargo Home Equity Trust
                     Ser. 04-1, Class A, IO, 6s, 2005                                                             73,272
.........................................................................................................................
                     Wells Fargo Home Equity Trust 144A
.........................................................................................................................
           188,633   Ser. 04-1N, Class A, 5s, 2034                                                               189,199
.........................................................................................................................
           652,135   Ser. 04-2, Class N1, 4.45s, 2034
                     (Cayman Islands)                                                                            652,096
.........................................................................................................................
           378,000   Ser. 04-2, Class N2, 8s, 2034
                     (Cayman Islands)                                                                            366,660
.........................................................................................................................
         7,905,000   Wells Fargo Mortgage Backed
                     Securities Trust Ser. 05-AR12,
                     Class 2A5, 4.322s, 2035                                                                   7,858,368
.........................................................................................................................
                     WFS Financial Owner Trust
.........................................................................................................................
           169,551   Ser. 04-1, Class D, 3.17s, 2011                                                             167,723
.........................................................................................................................
           355,256   Ser. 04-3, Class D, 4.07s, 2012                                                             353,252
.........................................................................................................................
           166,671   Ser. 04-4, Class D, 3.58s, 2012                                                             164,790
.........................................................................................................................
           274,000   Ser. 05-1, Class D, 4 1/4s, 2012                                                            271,795
.........................................................................................................................
           126,398   Whole Auto Loan Trust Ser. 03-1,
                     Class C, 3.13s, 2010                                                                        125,418
.........................................................................................................................
                     Whole Auto Loan Trust 144A
.........................................................................................................................
           530,656   Ser. 03-1, Class D, 6s, 2010                                                                531,244
.........................................................................................................................
           700,000   Ser. 04-1, Class D, 5.6s, 2011                                                              698,469
------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $231,017,291)                                                                    $227,955,857
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (15.2%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Basic Materials (0.6%)
.........................................................................................................................
          $215,000   Alcan, Inc. notes 5s, 2015 (Canada)                                                        $215,991
.........................................................................................................................
           550,000   Dow Chemical Co. (The) debs. 8.55s,
                     2009                                                                                        630,167
.........................................................................................................................
            65,000   Dow Chemical Co. (The) notes 6s,
                     2012                                                                                         71,230
.........................................................................................................................
           695,000   Dow Chemical Co. (The) Pass Through
                     Trust 144A company guaranty 4.027s,
                     2009                                                                                        682,366
.........................................................................................................................
           330,000   Georgia-Pacific Corp. sr. notes 8s,
                     2014                                                                                        363,413
.........................................................................................................................
           530,000   ICI Wilmington, Inc. company
                     guaranty 5 5/8s, 2013                                                                       549,895
.........................................................................................................................
           285,000   International Paper Co.
                     notes 6 3/4s, 2011                                                                          310,663
.........................................................................................................................
           190,000   Lubrizol Corp. (The)
                     sr. notes 5 1/2s, 2014                                                                      195,950
.........................................................................................................................
           275,000   Newmont Mining Corp. notes 5 7/8s,
                     2035                                                                                        280,228
.........................................................................................................................
           225,000   Potash Corp. of Saskatchewan
                     notes 7 3/4s, 2011 (Canada)                                                                 261,068
.........................................................................................................................
           230,000   Praxair, Inc. notes 6 3/8s, 2012                                                            255,961
.........................................................................................................................
           485,000   Weyerhaeuser Co. debs. 7.95s, 2025                                                          586,970
.........................................................................................................................
           405,000   Weyerhaeuser Co. debs. 7 1/8s, 2023                                                         453,310
.........................................................................................................................
            25,000   Weyerhaeuser Co. notes 6 3/4s, 2012                                                          27,506
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,884,718
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.6%)
.........................................................................................................................
           $65,000   Boeing Capital Corp.
                     sr. notes 6.1s, 2011                                                                        $70,664
.........................................................................................................................
           305,000   Boeing Co. (The) debs. 6 7/8s, 2043                                                         388,008
.........................................................................................................................
            75,000   Bunge Ltd. Finance Corp. company
                     guaranty 7.8s, 2012                                                                          89,289
.........................................................................................................................
           425,000   Bunge Ltd. Finance Corp. company
                     guaranty 4 3/8s, 2008                                                                       425,060
.........................................................................................................................
           215,000   Bunge Ltd. Finance Corp.
                     notes 5 7/8s, 2013                                                                          230,496
.........................................................................................................................
           560,000   Lockheed Martin Corp. bonds 8 1/2s,
                     2029                                                                                        808,739
.........................................................................................................................
           280,000   Raytheon Co. debs. 7s, 2028                                                                 343,049
.........................................................................................................................
            30,000   Raytheon Co. debs. 6 3/4s, 2018                                                              34,994
.........................................................................................................................
           286,000   Raytheon Co. debs. 6s, 2010                                                                 305,806
.........................................................................................................................
           410,000   Raytheon Co. notes 8.3s, 2010                                                               475,146
.........................................................................................................................
           370,000   Raytheon Co. notes 4.85s, 2011                                                              376,229
.........................................................................................................................
           435,000   Sealed Air Corp. 144A notes 5 5/8s,
                     2013                                                                                        446,997
.........................................................................................................................
           530,000   United Technologies Corp.
                     notes 4 7/8s, 2015                                                                          542,148
.........................................................................................................................
           335,000   Waste Management, Inc.
                     sr. notes 7 3/8s, 2010                                                                      374,614
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,911,239
------------------------------------------------------------------------------------------------------------------------
Communication Services (1.5%)
.........................................................................................................................
           325,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                       345,416
.........................................................................................................................
           270,000   AT&T Corp. sr. notes 9 3/4s, 2031                                                           351,338
.........................................................................................................................
           265,000   AT&T Wireless Services, Inc.
                     notes 8 1/8s, 2012                                                                          317,509
.........................................................................................................................
           700,000   AT&T Wireless Services, Inc.
                     sr. notes 8 3/4s, 2031                                                                      981,147
.........................................................................................................................
           365,000   AT&T Wireless Services, Inc.
                     sr. notes 7 7/8s, 2011                                                                      424,191
.........................................................................................................................
           120,000   Bellsouth Capital Funding
                     notes 7 3/4s, 2010                                                                          136,692
.........................................................................................................................
            10,000   Bellsouth Telecommunications
                     debs. 6 3/8s, 2028                                                                           11,105
.........................................................................................................................
           305,000   Citizens Communications Co.
                     sr. notes 6 1/4s, 2013                                                                      295,088
.........................................................................................................................
           765,000   Deutsche Telekom International
                     Finance BV bonds 8 1/2s, 2010
                     (Germany)                                                                                   886,585
.........................................................................................................................
           790,000   Deutsche Telekom International
                     Finance BV notes 5 1/4s, 2013
                     (Germany)                                                                                   820,202
.........................................................................................................................
            85,000   France Telecom notes 9 1/4s, 2031
                     (France)                                                                                    118,508
.........................................................................................................................
         1,335,000   France Telecom notes 7 3/4s, 2011
                     (France)                                                                                  1,549,233
.........................................................................................................................
           665,000   Sprint Capital Corp. company
                     guaranty 7 5/8s, 2011                                                                       759,483
.........................................................................................................................
           520,000   Sprint Capital Corp. company
                     guaranty 6.9s, 2019                                                                         595,550
.........................................................................................................................
         1,565,000   Sprint Capital Corp. company
                     guaranty 6 7/8s, 2028                                                                     1,796,435
.........................................................................................................................
            55,000   Telecom Italia Capital SA company
                     guaranty 6 3/8s, 2033 (Luxembourg)                                                           58,977
.........................................................................................................................
           550,000   Telecom Italia Capital SA company
                     guaranty 5 1/4s, 2013 (Luxembourg)                                                          558,363
.........................................................................................................................
           560,000   Telecom Italia Capital SA 144A
                     company guaranty 4s, 2010
                     (Luxembourg)                                                                                544,102
.........................................................................................................................
           240,000   Telefonica Europe BV company
                     guaranty 8 1/4s, 2030 (Netherlands)                                                         334,852
.........................................................................................................................
           135,000   Verizon Global Funding Corp.
                     notes 7 3/4s, 2030                                                                          174,319
.........................................................................................................................
           975,000   Verizon New England, Inc.
                     sr. notes 6 1/2s, 2011                                                                    1,060,397
.........................................................................................................................
            40,000   Verizon New Jersey, Inc. debs. 8s,
                     2022                                                                                         49,303
.........................................................................................................................
           850,000   Verizon Virginia Inc. debs. Ser. A,
                     4 5/8s, 2013                                                                                839,313
.........................................................................................................................
           260,000   Vodafone Group PLC notes 7 7/8s,
                     2030 (United Kingdom)                                                                       348,385
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,356,493
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
.........................................................................................................................
           350,000   Tyco International Group SA company
                     guaranty 7s, 2028 (Luxembourg)                                                              422,097
.........................................................................................................................
           440,000   Tyco International Group SA company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          488,445
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 910,542
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.2%)
.........................................................................................................................
         1,015,000   Cendant Corp. notes 6 1/4s, 2010                                                          1,080,907
.........................................................................................................................
           325,000   Cendant Corp. sr. notes 7 3/8s,
                     2013 (S)                                                                                    370,253
.........................................................................................................................
           225,000   D.R. Horton, Inc. company
                     guaranty 8s, 2009                                                                           246,466
.........................................................................................................................
           375,000   D.R. Horton, Inc. sr. notes 5 7/8s,
                     2013                                                                                        377,630
.........................................................................................................................
         1,575,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 7.2s, 2009                                                               1,714,421
.........................................................................................................................
           410,000   DaimlerChrysler NA Holding Corp.
                     company guaranty 6 1/2s, 2013                                                               443,321
.........................................................................................................................
           585,000   Ford Motor Co. debs. 9.98s, 2047                                                            566,978
.........................................................................................................................
           145,000   Ford Motor Credit Corp.
                     notes 7 3/4s, 2007                                                                          147,820
.........................................................................................................................
         1,650,000   Ford Motor Credit Corp.
                     notes 7 3/8s, 2009                                                                        1,612,359
.........................................................................................................................
           720,000   General Motors Acceptance Corp. FRN
                     4.1s, 2007                                                                                  694,781
.........................................................................................................................
           760,000   General Motors Acceptance Corp. FRN
                     Ser. MTN, 4.13s, 2007                                                                       737,075
.........................................................................................................................
           475,000   General Motors Acceptance Corp. FRN
                     Ser. MTN, 4.05s, 2007                                                                       464,608
.........................................................................................................................
           345,000   GTECH Holdings Corp. notes 4 3/4s,
                     2010                                                                                        343,360
.........................................................................................................................
           170,000   Harrah's Operating Co., Inc. 144A
                     bonds 5 5/8s, 2015                                                                          173,153
.........................................................................................................................
           605,000   Hilton Hotels Corp. notes 8 1/4s,
                     2011                                                                                        704,258
.........................................................................................................................
           330,000   JC Penney Co., Inc. debs. 7 1/8s,
                     2023                                                                                        358,050
.........................................................................................................................
           145,000   May Department Stores Co. (The)
                     notes 5 3/4s, 2014                                                                          152,932
.........................................................................................................................
           120,000   Park Place Entertainment Corp.
                     sr. notes 7 1/2s, 2009                                                                      131,700
.........................................................................................................................
           230,000   Park Place Entertainment Corp.
                     sr. notes 7s, 2013                                                                          255,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,575,372
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (1.4%)
.........................................................................................................................
           125,000   AOL Time Warner, Inc. bonds 7 5/8s,
                     2031                                                                                        156,111
.........................................................................................................................
           135,000   Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                           145,148
.........................................................................................................................
            65,000   Clear Channel Communications, Inc.
                     sr. notes 5 3/4s, 2013                                                                       63,512
.........................................................................................................................
           280,000   Comcast Corp. company
                     guaranty 4.95s, 2016                                                                        278,729
.........................................................................................................................
           340,000   ConAgra Foods, Inc. notes 7 7/8s,
                     2010                                                                                        391,238
.........................................................................................................................
           310,000   ConAgra Foods, Inc. notes 6 3/4s,
                     2011                                                                                        343,061
.........................................................................................................................
           145,000   Cox Communications, Inc.
                     notes 7 3/4s, 2010                                                                          164,178
.........................................................................................................................
           405,000   Cox Communications, Inc.
                     notes 5.45s, 2014                                                                           413,373
.........................................................................................................................
           325,000   Cox Enterprises, Inc. 144A
                     notes 7 7/8s, 2010                                                                          365,357
.........................................................................................................................
           195,000   Cox Enterprises, Inc. 144A
                     notes 4 3/8s, 2008                                                                          193,250
.........................................................................................................................
           512,138   CVS Corp. 144A pass-through
                     certificates 6.117s, 2013                                                                   547,885
.........................................................................................................................
           645,000   Delhaize America, Inc. company
                     guaranty 8 1/8s, 2011                                                                       723,422
.........................................................................................................................
         1,475,000   Jones Intercable, Inc.
                     sr. notes 7 5/8s, 2008                                                                    1,589,528
.........................................................................................................................
           905,000   Kraft Foods, Inc. notes 6 1/4s,
                     2012                                                                                        994,877
.........................................................................................................................
           575,000   Kraft Foods, Inc. notes 5 5/8s,
                     2011                                                                                        609,973
.........................................................................................................................
            20,000   Kroger Co. company guaranty 6 3/4s,
                     2012                                                                                         22,146
.........................................................................................................................
           665,000   Miller Brewing Co. 144A
                     notes 5 1/2s, 2013                                                                          692,230
.........................................................................................................................
           345,000   News America Holdings, Inc.
                     debs. 7 3/4s, 2045                                                                          422,687
.........................................................................................................................
           215,000   News America, Inc. debs. 7 1/4s,
                     2018                                                                                        251,878
.........................................................................................................................
           305,000   Supervalu, Inc. notes 7 7/8s, 2009                                                          340,454
.........................................................................................................................
           580,000   TCI Communications, Inc.
                     debs. 8 3/4s, 2015                                                                          744,012
.........................................................................................................................
           345,000   TCI Communications, Inc.
                     debs. 7 7/8s, 2013                                                                          410,643
.........................................................................................................................
           320,000   Time Warner Entertainment Co., LP
                     debs. 8 3/8s, 2023                                                                          409,148
.........................................................................................................................
           370,000   Time Warner, Inc. debs. 9.15s, 2023                                                         507,996
.........................................................................................................................
         1,220,000   Time Warner, Inc. debs. 9 1/8s,
                     2013                                                                                      1,541,657
.........................................................................................................................
           220,000   Turner Broadcasting System, Inc.
                     sr. notes 8 3/8s, 2013                                                                      269,795
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,592,288
------------------------------------------------------------------------------------------------------------------------
Energy (0.2%)
.........................................................................................................................
           250,000   Buckeye Partners LP notes 5.3s,
                     2014                                                                                        254,563
.........................................................................................................................
           245,000   Enbridge Energy Partners LP
                     sr. notes 5.35s, 2014                                                                       248,729
.........................................................................................................................
           250,000   Forest Oil Corp. sr. notes 8s, 2011                                                         275,625
.........................................................................................................................
           920,000   Motiva Enterprises, LLC 144A
                     sr. notes 5.2s, 2012                                                                        953,322
.........................................................................................................................
           260,000   Sunoco, Inc. notes 4 7/8s, 2014                                                             261,427
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,993,666
------------------------------------------------------------------------------------------------------------------------
Financial (6.4%)
.........................................................................................................................
           505,000   Allfirst Financial Inc.
                     sub. notes 7.2s, 2007                                                                       533,274
.........................................................................................................................
         2,015,000   Associates First Capital Corp.
                     debs. 6.95s, 2018                                                                         2,427,904
.........................................................................................................................
           625,000   AXA Financial, Inc.
                     sr. notes 7 3/4s, 2010                                                                      718,665
.........................................................................................................................
           650,000   Bank of America Corp.
                     sub. notes 7.4s, 2011                                                                       743,911
.........................................................................................................................
           210,000   Bank of New York Co., Inc. (The)
                     sr. sub. notes FRN 3.4s, 2013                                                               204,445
.........................................................................................................................
           100,000   Bank One Corp. sub. notes 5 1/4s,
                     2013                                                                                        103,466
.........................................................................................................................
         1,610,000   Bank United Corp. notes Ser. A, 8s,
                     2009                                                                                      1,808,154
.........................................................................................................................
           350,000   Barclays Bank PLC 144A FRN 6.86s,
                     2049 (United Kingdom)                                                                       411,536
.........................................................................................................................
           150,000   BB&T Corp. sub. notes 4.9s, 2017                                                            150,390
.........................................................................................................................
           335,000   Block Financial Corp. notes 5 1/8s,
                     2014                                                                                        333,138
.........................................................................................................................
         1,218,000   Bosphorus Financial Services, Ltd.
                     144A sec. FRN 5.068s, 2012
                     (Cayman Islands)                                                                          1,217,666
.........................................................................................................................
           170,000   Capital One Bank notes 6 1/2s, 2013                                                         187,040
.........................................................................................................................
           250,000   Capital One Bank notes Ser. BKNT,
                     4 7/8s, 2008                                                                                253,731
.........................................................................................................................
           230,000   Capital One Bank
                     sr. notes Ser. BKNT, 6.7s, 2008                                                             244,221
.........................................................................................................................
           320,000   CenterPoint Properties Trust
                     notes Ser. MTN, 4 3/4s, 2010 (R)                                                            319,817
.........................................................................................................................
           210,000   CIT Group, Inc. sr. notes 7 3/4s,
                     2012                                                                                        246,189
.........................................................................................................................
           160,000   CIT Group, Inc. sr. notes 5s, 2015                                                          160,670
.........................................................................................................................
         1,435,000   CIT Group, Inc. sr. notes 5s, 2014 (S)                                                    1,449,436
.........................................................................................................................
           970,000   Citigroup, Inc. debs. 6 5/8s, 2028                                                        1,138,238
.........................................................................................................................
           130,000   Citigroup, Inc. sub. notes 6s, 2033                                                         144,279
.........................................................................................................................
         1,316,000   Citigroup, Inc. sub. notes 5s, 2014                                                       1,346,197
.........................................................................................................................
           295,000   Colonial Properties Trust
                     notes 6 1/4s, 2014 (R)                                                                      312,462
.........................................................................................................................
           495,000   Countrywide Capital III company
                     guaranty Ser. B, 8.05s, 2027                                                                614,822
.........................................................................................................................
           350,000   Credit Suisse First Boston
                     USA, Inc. notes 4 7/8s, 2015                                                                354,168
.........................................................................................................................
           205,000   Developers Diversified Realty Corp.
                     notes 4 5/8s, 2010 (R)                                                                      203,831
.........................................................................................................................
           815,000   Equity One, Inc. company
                     guaranty 3 7/8s, 2009 (R)                                                                   788,599
.........................................................................................................................
           245,000   ERP Operating LP notes 6.584s, 2015                                                         274,199
.........................................................................................................................
           805,000   Executive Risk Capital Trust
                     company guaranty Ser. B, 8.675s,
                     2027                                                                                        881,901
.........................................................................................................................
           860,000   First Chicago NBD Corp.
                     sub. notes 6 3/8s, 2009                                                                     921,687
.........................................................................................................................
           470,000   Fleet Capital Trust V bank
                     guaranty FRN 4.43s, 2028                                                                    467,231
.........................................................................................................................
           840,000   Franchise Finance Corp. of America
                     sr. notes 8 3/4s, 2010 (R)                                                                1,015,438
.........................................................................................................................
           650,000   Fund American Cos. Inc.
                     notes 5 7/8s, 2013                                                                          674,075
.........................................................................................................................
           285,000   General Electric Capital Corp.
                     notes Ser. A, 6 3/4s, 2032                                                                  351,687
.........................................................................................................................
           350,000   General Electric Capital Corp.
                     notes Ser. A, 6s, 2012                                                                      381,716
.........................................................................................................................
           190,000   General Electric Capital Corp.
                     notes Ser. MTNA, 6 1/8s, 2011                                                               206,429
.........................................................................................................................
           755,000   Goldman Sachs Group, Inc. (The)
                     notes 5 1/8s, 2015                                                                          769,005
.........................................................................................................................
           690,000   Goldman Sachs Group, Inc. (The)
                     notes 4 3/4s, 2013                                                                          691,289
.........................................................................................................................
           265,000   Greenpoint Capital Trust I company
                     guaranty 9.1s, 2027                                                                         293,747
.........................................................................................................................
           525,000   Hartford Financial Services
                     Group, Inc. (The) sr. notes 7.9s,
                     2010                                                                                        604,024
.........................................................................................................................
           325,000   Heritage Property Investment Trust
                     company guaranty 5 1/8s, 2014 (R)                                                           325,515
.........................................................................................................................
           805,000   Hospitality Properties Trust
                     notes 6 3/4s, 2013 (R)                                                                      884,127
.........................................................................................................................
            45,000   Household Finance Corp. notes 8s,
                     2010                                                                                         51,924
.........................................................................................................................
           330,000   Household Finance Corp. notes 7s,
                     2012                                                                                        374,344
.........................................................................................................................
           220,000   HRPT Properties Trust bonds 5 3/4s,
                     2014 (R)                                                                                    227,656
.........................................................................................................................
           245,000   HRPT Properties Trust notes 6 1/4s,
                     2016 (R)                                                                                    265,266
.........................................................................................................................
         1,150,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 9.547s, 2049 (Jersey)                                                        1,401,237
.........................................................................................................................
         1,015,000   HSBC Capital Funding LP 144A bank
                     guaranty FRB 4.61s, 2013 (Jersey)                                                           990,516
.........................................................................................................................
           650,000   HSBC Finance Corp. notes 6 3/4s,
                     2011                                                                                        721,468
.........................................................................................................................
           395,000   HSBC Finance Corp. notes 5 1/4s,
                     2015                                                                                        405,624
.........................................................................................................................
           850,000   International Lease Finance Corp.
                     FRN Ser. MTNP, 3.541s, 2010                                                                 848,287
.........................................................................................................................
         1,075,000   International Lease Finance Corp.
                     notes 4 3/4s, 2012                                                                        1,071,378
.........................................................................................................................
           425,000   International Lease Finance Corp.
                     unsub. 4 3/4s, 2009                                                                         427,585
.........................................................................................................................
            85,000   iStar Financial, Inc.
                     sr. notes 8 3/4s, 2008 (R)                                                                   94,821
.........................................................................................................................
           480,000   iStar Financial, Inc. sr. notes 6s,
                     2010 (R)                                                                                    501,625
.........................................................................................................................
           375,000   John Hancock Global Funding II 144A
                     notes 7.9s, 2010                                                                            436,099
.........................................................................................................................
           515,000   JPMorgan Chase Capital XV
                     notes 5 7/8s, 2035                                                                          528,604
.........................................................................................................................
         1,195,000   JPMorgan Chase & Co.
                     sub. notes 5 1/8s, 2014                                                                   1,222,426
.........................................................................................................................
           230,000   Kimco Realty Corp. notes Ser. MTNC,
                     5.19s, 2013 (R)                                                                             235,394
.........................................................................................................................
            30,000   Lehman Brothers Holdings, Inc.
                     notes 6 5/8s, 2012                                                                           33,507
.........................................................................................................................
           425,000   Lehman Brothers Holdings, Inc.
                     notes Ser. MTNG, 4.8s, 2014                                                                 429,452
.........................................................................................................................
         1,860,000   Liberty Mutual Insurance 144A
                     notes 7.697s, 2097                                                                        2,053,354
.........................................................................................................................
           210,000   Loews Corp. notes 5 1/4s, 2016                                                              211,522
.........................................................................................................................
           280,000   Merrill Lynch & Co., Inc.
                     notes Ser. B, 4 3/4s, 2009                                                                  285,897
.........................................................................................................................
           265,000   MetLife, Inc. notes 5.7s, 2035                                                              273,182
.........................................................................................................................
           195,000   MetLife, Inc. notes 5s, 2015                                                                197,899
.........................................................................................................................
           300,000   MetLife, Inc. sr. notes 6 1/8s,
                     2011                                                                                        325,807
.........................................................................................................................
           360,000   Morgan Stanley Dean Witter & Co.
                     sr. notes 6 3/4s, 2011                                                                      398,605
.........................................................................................................................
           635,000   National City Bank bonds 4 5/8s,
                     2013                                                                                        641,750
.........................................................................................................................
           395,000   National City Bank
                     sub. notes Ser. BKNT, 6 1/4s, 2011                                                          434,686
.........................................................................................................................
           235,000   Nationwide Financial Services, Inc.
                     notes 5 5/8s, 2015                                                                          246,331
.........................................................................................................................
           205,000   Nationwide Mutual Insurance Co.
                     144A notes 8 1/4s, 2031                                                                     266,708
.........................................................................................................................
         2,110,000   NB Capital Trust IV company
                     guaranty 8 1/4s, 2027                                                                     2,307,374
.........................................................................................................................
           305,000   OneAmerica Financial Partners, Inc.
                     144A bonds 7s, 2033                                                                         359,360
.........................................................................................................................
           525,000   PNC Funding Corp. bonds 5 1/4s,
                     2015                                                                                        544,237
.........................................................................................................................
           535,000   Popular North America, Inc.
                     sub. notes 3 7/8s, 2008
                     (Puerto Rico)                                                                               529,241
.........................................................................................................................
           760,000   Principal Life Global Funding I
                     144A sec. notes 5 1/4s, 2013                                                                799,683
.........................................................................................................................
           435,000   Protective Life Corp. notes 4.3s,
                     2013                                                                                        424,038
.........................................................................................................................
           515,000   Prudential Holdings LLC 144A
                     bonds 8.695s, 2023                                                                          680,449
.........................................................................................................................
           390,000   Prudential Insurance Co. 144A
                     notes 8.3s, 2025                                                                            520,314
.........................................................................................................................
           235,000   Rabobank Capital Funding II 144A
                     bonds 5.26s, 2049                                                                           241,755
.........................................................................................................................
           430,000   Rouse Co. (The) notes 7.2s,
                     2012 (R)                                                                                    463,380
.........................................................................................................................
           820,000   Royal Bank of Scotland Group PLC
                     bonds Ser. 1, 9.118s, 2049
                     (United Kingdom)                                                                            976,568
.........................................................................................................................
           110,000   Royal Bank of Scotland Group PLC
                     FRB 7.648s, 2049 (United Kingdom)                                                           139,884
.........................................................................................................................
           295,000   Simon Property Group LP
                     notes 5 5/8s, 2014 (R)                                                                      307,655
.........................................................................................................................
           565,000   State Street Capital Trust II
                     notes FRN 3.768s, 2008                                                                      566,001
.........................................................................................................................
           940,000   Sun Life Canada Capital Trust 144A
                     company guaranty 8.526s, 2049                                                             1,031,102
.........................................................................................................................
           635,000   Suncorp-Metway, Ltd. 144A notes FRN
                     3 1/2s, 2013 (Australia)                                                                    622,803
.........................................................................................................................
         1,485,000   UBS AG/Jersey Branch FRN 4.065s,
                     2008 (Jersey)                                                                             1,522,125
.........................................................................................................................
           595,000   UBS Preferred Funding Trust I
                     company guaranty 8.622s, 2049                                                               706,933
.........................................................................................................................
           810,000   Wachovia Bank NA sub. notes 4 7/8s,
                     2015                                                                                        824,177
.........................................................................................................................
           560,000   Wachovia Corp. sub. notes 5 1/4s,
                     2014 (S)                                                                                    584,577
.........................................................................................................................
           645,000   Westpac Capital Trust III 144A
                     sub. notes FRN 5.819s, 2049
                     (Australia)                                                                                 684,261
.........................................................................................................................
           210,000   Willis Group North America, Inc.
                     company guaranty 5 5/8s, 2015                                                               211,993
------------------------------------------------------------------------------------------------------------------------
                                                                                                              55,809,183
------------------------------------------------------------------------------------------------------------------------
Health Care (0.3%)
.........................................................................................................................
         1,065,000   American Home Products Corp.
                     notes 6.95s, 2011                                                                         1,190,213
.........................................................................................................................
           430,000   Bayer Corp. 144A FRB 6.2s, 2008                                                             449,716
.........................................................................................................................
           205,000   HCA, Inc. sr. notes 6.95s, 2012                                                             217,816
.........................................................................................................................
           175,000   Hospira, Inc. notes 5.9s, 2014                                                              187,542
.........................................................................................................................
           230,000   WellPoint, Inc. notes 5s, 2014                                                              234,854
.........................................................................................................................
           230,000   WellPoint, Inc. notes 4 1/4s, 2009                                                          228,983
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,509,124
------------------------------------------------------------------------------------------------------------------------
Technology (0.2%)
.........................................................................................................................
           400,000   Computer Associates
                     International, Inc. 144A
                     sr. notes 5 5/8s, 2014                                                                      405,661
.........................................................................................................................
           195,000   Motorola, Inc. notes 7 5/8s, 2010                                                           223,124
.........................................................................................................................
           440,000   Motorola, Inc. notes 4.608s, 2007                                                           443,366
.........................................................................................................................
           310,000   SunGard Data Systems, Inc.
                     bonds 4 7/8s, 2014                                                                          248,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,320,151
------------------------------------------------------------------------------------------------------------------------
Transportation (0.5%)
.........................................................................................................................
         1,860,000   Continental Airlines, Inc.
                     pass-through certificates
                     Ser. 98-2, 6.32s, 2008                                                                    1,863,129
.........................................................................................................................
           420,000   CSX Corp. notes 6 3/4s, 2011                                                                463,666
.........................................................................................................................
           675,000   Norfolk Southern Corp. notes 7.05s,
                     2037                                                                                        841,023
.........................................................................................................................
           380,000   Norfolk Southern Corp.
                     sr. notes 6 3/4s, 2011                                                                      424,933
.........................................................................................................................
           310,000   Union Pacific Corp. notes 7 3/8s,
                     2009                                                                                        344,753
.........................................................................................................................
           245,000   Union Pacific Corp. notes 6 1/8s,
                     2012                                                                                        264,436
.........................................................................................................................
           295,000   Union Pacific Corp. 144A
                     pass-through certificates 5.214s,
                     2014                                                                                        304,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,505,940
------------------------------------------------------------------------------------------------------------------------
Utilities & Power (2.2%)
.........................................................................................................................
           240,000   AEP Texas Central Co.
                     sr. notes Ser. D, 5 1/2s, 2013                                                              251,462
.........................................................................................................................
           330,000   AEP Texas North Co.
                     sr. notes Ser. B, 5 1/2s, 2013                                                              345,832
.........................................................................................................................
           215,000   Appalachian Power Co.
                     sr. notes Ser. K, 5s, 2017                                                                  214,722
.........................................................................................................................
           380,000   Atmos Energy Corp. notes 4.95s,
                     2014                                                                                        379,300
.........................................................................................................................
           415,000   Beaver Valley II Funding debs. 9s,
                     2017                                                                                        492,431
.........................................................................................................................
           205,000   Carolina Power & Light Co. 1st
                     mtge. 6 1/8s, 2033                                                                          231,253
.........................................................................................................................
           255,000   Carolina Power & Light Co. 1st
                     mtge. 5.7s, 2035                                                                            272,594
.........................................................................................................................
           515,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                          591,014
.........................................................................................................................
           225,000   Cleveland Electric Illuminating Co.
                     (The) 144A sr. notes Ser. D, 7.88s,
                     2017                                                                                        281,813
.........................................................................................................................
           190,000   Consumers Energy Co. 1st mtge.
                     5.65s, 2020                                                                                 198,844
.........................................................................................................................
           965,000   Consumers Energy Co. 1st mtge.
                     Ser. B, 5 3/8s, 2013                                                                      1,000,959
.........................................................................................................................
           350,000   Dayton Power & Light Co. (The) 1st
                     mtge. 5 1/8s, 2013                                                                          362,600
.........................................................................................................................
           215,000   Detroit Edison Co. 144A 1st mtge.
                     5.45s, 2035                                                                                 223,762
.........................................................................................................................
           580,000   Duke Capital Corp.
                     sr. notes Ser. A, 6 1/4s, 2005                                                              580,363
.........................................................................................................................
            40,000   FirstEnergy Corp. notes Ser. B,
                     6.45s, 2011                                                                                  43,705
.........................................................................................................................
           286,000   FirstEnergy Corp. notes Ser. C,
                     7 3/8s, 2031                                                                                349,600
.........................................................................................................................
           410,000   Florida Power & Light Co. 1st mtge.
                     5.95s, 2033                                                                                 467,255
.........................................................................................................................
           245,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                267,442
.........................................................................................................................
           230,000   Indianapolis Power & Light 144A 1st
                     mtge. 6.3s, 2013                                                                            250,371
.........................................................................................................................
           120,000   Kansas Gas & Electric 144A
                     bonds 5.647s, 2021                                                                          121,793
.........................................................................................................................
           260,000   Kinder Morgan, Inc. notes 5.15s,
                     2015                                                                                        262,944
.........................................................................................................................
           940,000   Kinder Morgan, Inc.
                     sr. notes 6 1/2s, 2012                                                                    1,036,212
.........................................................................................................................
           570,000   MidAmerican Energy Holdings Co.
                     sr. notes 4 5/8s, 2007                                                                      571,913
.........................................................................................................................
           110,000   MidAmerican Energy Holdings Co.
                     sr. notes 3 1/2s, 2008                                                                      107,168
.........................................................................................................................
           905,000   Monongahela Power Co. 1st mtge. 5s,
                     2006                                                                                        912,325
.........................................................................................................................
           270,000   National Fuel Gas Co. notes 5 1/4s,
                     2013                                                                                        277,508
.........................................................................................................................
           224,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                         252,000
.........................................................................................................................
           160,000   Nevada Power Co. 144A general ref.
                     mtge. 5 7/8s, 2015                                                                          160,800
.........................................................................................................................
           595,000   NiSource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                       683,697
.........................................................................................................................
           770,000   Northern States Power Co. 1st mtge.
                     Ser. B, 8s, 2012                                                                            936,087
.........................................................................................................................
           375,000   Oncor Electric Delivery Co. sec.
                     notes 7 1/4s, 2033                                                                          467,573
.........................................................................................................................
           600,000   Oncor Electric Delivery Co. sec.
                     notes 6 3/8s, 2012                                                                          657,497
.........................................................................................................................
           530,000   Pacific Gas & Electric Co. 1st
                     mtge. 6.05s, 2034                                                                           587,082
.........................................................................................................................
           245,000   Pacific Gas & Electric Co. 1st
                     mtge. 4.8s, 2014                                                                            246,857
.........................................................................................................................
           485,000   PacifiCorp Sinking Fund 1st mtge.
                     5.45s, 2013                                                                                 513,042
.........................................................................................................................
           365,000   Pepco Holdings, Inc. notes 5 1/2s,
                     2007                                                                                        373,093
.........................................................................................................................
           585,456   Power Receivable Finance, LLC 144A
                     sr. notes 6.29s, 2012                                                                       608,242
.........................................................................................................................
           270,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                               290,219
.........................................................................................................................
           270,000   Public Service Company of New
                     Mexico sr. notes 4.4s, 2008                                                                 269,843
.........................................................................................................................
           375,000   Public Service Electric & Gas Co.
                     1st mtge. FRN 6 3/8s, 2008                                                                  395,242
.........................................................................................................................
           390,000   Public Services Co. of Colorado
                     sr. notes Ser. A, 6 7/8s, 2009                                                              424,870
.........................................................................................................................
           340,000   Rochester Gas & Electric
                     notes 6 3/8s, 2033                                                                          403,614
.........................................................................................................................
           345,000   Southern California Edison Co. 1st
                     mtge. 6s, 2034                                                                              386,408
.........................................................................................................................
           140,000   Southern California Edison Co. 1st
                     mtge. 5s, 2016                                                                              143,290
.........................................................................................................................
           435,000   Southern California Edison Co. 1st
                     mtge. 5s, 2014                                                                              447,027
.........................................................................................................................
           275,000   Tampa Electric Co. notes 6 7/8s,
                     2012                                                                                        311,042
.........................................................................................................................
           145,000   TGT Pipeline Co. 144A notes 5 1/2s,
                     2017                                                                                        150,658
.........................................................................................................................
           330,000   Westar Energy, Inc. 1st mtge. 5.1s,
                     2020                                                                                        329,172
.........................................................................................................................
            89,679   York Power Funding 144A notes 12s,
                     2007 (Cayman Islands) (In default) (F) (NON)                                                  7,479
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,140,019
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $127,604,156)                                                                    $132,508,735
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES (2.7%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                            Rating (RAT)           Value
.........................................................................................................................
                     CT State Hlth. & Edl.
                     Fac. Auth. VRDN
.........................................................................................................................
       $14,100,000   Ser. U, 2.3s, 7/1/33                                                          VMIG1     $14,100,000
.........................................................................................................................
         8,000,000   (Yale U.), Ser. U2,
                     2.3s, 7/1/33                                                                  VMIG1       8,000,000
.........................................................................................................................
           555,000   NJ State Tpk. Auth.
                     Rev. Bonds, Ser. B,
                     AMBAC, 4.252s, 1/1/16                                                           Aaa         549,994
.........................................................................................................................
           555,000   OR State G.O. Bonds
                     (Taxable Pension),
                     5.892s, 6/1/27                                                                  Aa3         640,692
------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds
                     and Notes
                     (cost $23,208,674)                                                                      $23,290,686
------------------------------------------------------------------------------------------------------------------------
UNITS (--%) (a) (cost $166,650)
------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                    Value
.........................................................................................................................
           330,000   Cendant Corp. unit 4.89s, 2006                                                             $166,650
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (--%) (a) (cost $--)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
               273   Birch Telecom, Inc. (F) (NON)                                                                    $1
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (9.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
        83,508,567   Putnam Prime Money Market Fund (e)                                                      $83,508,567
.........................................................................................................................
        $1,763,331   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                       1,762,650
.........................................................................................................................
         1,600,000   U.S. Treasury Bill zero %,
                     August 4, 2005 (SEG)                                                                      1,595,450
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $86,866,667)                                                                      $86,866,667
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,079,314,079)                                                                $1,076,534,457
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                            Number of               Expiration   Appreciation/
                            Contracts        Value        Date  (Depreciation)
...............................................................................
Euro 90 day (Short)                93  $22,354,875      Sep-05        $53,542
...............................................................................
Euro 90 day (Short)                28    6,720,700      Mar-06        (10,179)
...............................................................................
Euro 90 day (Short)                23    5,521,725      Dec-05         (1,934)
...............................................................................
Interest Rate Swap
10 yr (Long)                      205   23,139,375      Sep-05         25,490
...............................................................................
U.S. Treasury Bond (Long)         964  114,475,000      Sep-05      2,205,259
...............................................................................
U.S. Treasury Note
2 yr (Short)                      242   50,260,375      Sep-05        (49,271)
...............................................................................
U.S. Treasury Note
5 yr (Long)                       275   29,944,922      Sep-05        (63,180)
...............................................................................
U.S. Treasury Note
10 yr (Long)                      159   18,041,531      Sep-05        (34,202)
------------------------------------------------------------------------------
                                                                   $2,125,525
------------------------------------------------------------------------------

TBA Sale Commitments Outstanding at June 30, 2005 (Unaudited)
(proceeds receivable $145,848,355)
------------------------------------------------------------------------------
                                           Principal  Settlement
Agency                                        Amount        Date        Value
...............................................................................
FHLMC, 6s, July 1, 2035                   $3,240,000     7/14/05   $3,321,253
...............................................................................
FHLMC, 5 1/2s, July 1, 2035                8,800,000     7/14/05    8,921,687
...............................................................................
FHLMC, 5 1/2s, July 1, 2020                7,863,000     7/19/05    8,067,561
...............................................................................
FNMA, 7s, July 1, 2035                    15,315,000     7/14/05   16,147,753
...............................................................................
FNMA, 6s, July 1, 2035                       500,000     7/14/05      512,617
...............................................................................
FNMA, 5 1/2s, July 1, 2020                 3,600,000     7/19/05    3,694,500
...............................................................................
FNMA, 5s, July 1, 2035                    87,936,000     7/14/05   87,929,132
...............................................................................
FNMA, 4 1/2s, July 1, 2020                17,600,000     7/19/05   17,520,251
------------------------------------------------------------------------------
                                                                 $146,114,754
------------------------------------------------------------------------------
Interest Rate Swap Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                            Notional Termination  Appreciation/
                                              Amount        Date (Depreciation)
...............................................................................
Agreement with Bank of America,
N.A. dated May 18, 2005 to receive
semi-annually the notional amount
multiplied by 4.528% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                               $22,000,000     5/20/15     $346,006
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 27, 2005 to
receive semi-annually the notional
amount multiplied by 4.296% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                25,100,000     6/29/15     (120,240)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated June 14,
2005 to pay semi-annually the
notional amount multiplied by
4.0525% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA.                12,200,000     6/16/07       21,322
...............................................................................
Agreement with Bank of America,
N.A. dated June 15, 2005 to pay
semi-annually the notional amount
multiplied by 4.555% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 8,300,000     6/17/15     (138,865)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 14, 2005
to pay semi-annually the notional
amount multiplied by 4.538% and
receive quarterly the notional
amount multiplied by the three month
USD-LIBOR.                                 7,220,000     6/16/15     (109,234)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
June 14, 2005 to pay semi-annually
the notional amount multiplied by
4.5475% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR-BBA.                 3,400,000     6/16/15       59,341
...............................................................................
Agreement with Bank of America,
N.A. dated June 21, 2005 to pay
semi-annually the notional amount
multiplied by 4.466% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 3,000,000     6/23/15      (27,831)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 22, 2005 to
receive semi-annually the notional
amount multiplied by 4.387% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 1,800,000     6/24/15       (2,798)
...............................................................................
Agreement with Bank of America,
N.A. dated June 22, 2005 to pay
semi-annually the notional amount
multiplied by 4.39% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 1,500,000     6/24/15       (4,653)
...............................................................................
Agreement with Bank of America,
N.A. dated June 21, 2005 to pay
semi-annually the notional amount
multiplied by 4.45% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                 1,240,000     6/23/15       (9,898)
...............................................................................
Agreement with Bank of America,
N.A. dated March 31, 2005 to pay
semi-annually the notional amount
multiplied by 4.6375% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                39,200,000      4/6/10     (983,835)
...............................................................................
Agreement with Bank of America,
N.A. dated January 12, 2005 to
receive semi-annually the notional
amount multiplied by 4.106% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                35,700,000     1/14/10      406,643
...............................................................................
Agreement with Bank of America,
N.A. dated December 20, 2004 to
pay semi-annually the notional
amount multiplied by 3.965% and
receive quarterly the notional
amount multiplied by the three month
USD-LIBOR.                                29,313,000    12/22/09      182,698
...............................................................................
Agreement with Bank of America,
N.A. dated January 26, 2004 to
receive semi-annually the notional
amount multiplied by 5.2125% and
pay quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                23,974,000     1/28/24    2,276,182
...............................................................................
Agreement with Bank of America,
N.A. dated March 25, 2004 to pay
semi-annually the notional amount
multiplied by 3.075% and receive
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                                24,800,000     3/30/09      671,799
...............................................................................
Agreement with Credit Suisse First
Boston International dated May 13,
2004 to receive semi-annually the
notional amount multiplied by 4.505%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                          28,000,000     5/17/09      453,389
...............................................................................
Agreement with Credit Suisse First
Boston International dated July 7,
2004 to receive semi-annually the
notional amount multiplied by 2.931%
and pay quarterly the notional amount
multiplied by the three
month USD-LIBOR.                          11,098,100      7/9/06      (30,861)
...............................................................................
Agreement with Credit Suisse First
Boston International dated October 5,
2004 to receive semi-annually the
notional amount multiplied by 4.624%
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR.                          10,570,000     10/7/14      272,592
...............................................................................
Agreement with JPMorgan Chase Bank,
N.A. dated March 3, 2005 to receive
semi-annually the notional amount
multiplied by 4.798% and pay quarterly
the notional amount multiplied by the
three month
USD-LIBOR.                                35,700,000      3/7/15    1,741,810
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc. dated
December 9, 2003 to pay semi-annually
the notional amount multiplied by
4.64101% and receive quarterly the
notional amount multiplied by the
three month
USD-LIBOR-BBA.                            33,131,000    12/11/13     (872,301)
...............................................................................
Agreement with JPMorgan Chase
Bank, N.A. dated June 30, 2005
for the obligation to
receive/pay a fixed swap rate of
4.58% semi-annually versus the
three month LIBOR.  For this
obligation, Putnam receives an
upfront premium from JPMorgan
Chase Bank, N.A. of 778 basis
points.                                   38,790,000      7/3/17           --
------------------------------------------------------------------------------
Agreement with JPMorgan Chase
Bank, N.A. dated June 30, 2005
for the obligation to
receive/pay a fixed swap rate of
4.58% semi-annually versus the
three month LIBOR.  For this
obligation, Putnam receives an
upfront premium from JPMorgan
Chase Bank, N.A. of 778 basis
points.                                   38,790,000      7/3/17           --
------------------------------------------------------------------------------
                                                                   $4,131,266
==============================================================================


Total Return Swap Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                     Notional     Termination    Appreciation/
                                       Amount            Date   (Depreciation)
...............................................................................
Agreement with Citigroup
Financial Products, Inc. dated
January 25, 2005 to receive at
maturity the notional amount
multiplied by the nominal spread
appreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted
by a modified duration factor
and an accrual of -5 basis
points plus the beginning of the
period nominal spread of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
and pay at maturity the notional
amount multiplied by the nominal
spread depreciation of the
Lehman Brothers AAA Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor.                            $3,450,000          7/31/05         $6,536
...............................................................................
Agreement with Citigroup
Financial Products, Inc. dated
April 22, 2005 to receive at
maturity the notional amount
multiplied by the nominal spread
appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and an accrual of 40
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index and pay at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor.                             9,927,000          11/1/05         26,442
...............................................................................
Agreement with Citigroup
Financial Products, Inc. dated
January 25, 2005 to receive at
maturity the notional amount
multiplied by the nominal spread
appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and an accrual of 25
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index and pay at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor.                             3,450,000         7/31/05           4,473
...............................................................................
Agreement with Citigroup
Financial Products, Inc. dated
May 5, 2005 to receive at
maturity the notional amount
multiplied by the nominal spread
appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and an accrual of 35
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index and pay at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor.                             9,660,000          11/1/05         12,822
...............................................................................
Agreement with Deutsche Bank AG
dated May 3, 2005 to pay at
maturity the notional amount
multiplied by the nominal spread
appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and an accrual of 35
basis points plus the beginning
of the period nominal spread of
the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index and receive at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor.                              4,963,500         11/1/05        (10,443)
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated
December 29, 2004 to pay at
maturity the notional amount
multiplied by the spread
depreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted
by a modified duration factor
and receive at maturity the
notional amount multiplied by
the appreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index plus 8
basis points.                       83,197,000           7/1/05        353,088
...............................................................................
Agreement with Goldman Sachs
Capital Markets, L.P. dated May
6, 2005 to pay at maturity the
notional amount multiplied by
the nominal spread appreciation
of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration factor and an
accrual of 75 basis points plus
the beginning of the period
nominal spread of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
and receive at maturity the
notional amount multiplied by
the nominal spread depreciation
of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index adjusted by a
modified duration
factor.                             26,300,000          7/1/05        (71,510)
------------------------------------------------------------------------------
                                                                     $321,408
==============================================================================


Credit Default Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                                     Notional   Appreciation/
                                                       Amount  (Depreciation)
...............................................................................
Agreement with Deutsche Bank AG.
effective June 23, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly 40
basis points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ IG CDX 5 year
Series 4 Index, the fund
receives a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ IG CDX 5 year
Series 4 Index.                                    $1,178,000        ($10,214)
...............................................................................
Agreement with Morgan Stanley
Capital Services, Inc. effective
June 20, 2005, maturing on June
20, 2015, to receive/(pay) a
premium based on the difference
between the original spread on
issue and the market spread on
day of execution and receive
quarterly 35 basis points times
the notional amount. Upon a
credit default event of a
reference entity within the DJ
IG CDX 5 year Series 4 Index
15-30% tranche, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
15-30% tranche.                                     9,908,000          (5,469)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc.
effective June 27, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and receive quarterly
28 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ IG CDX 5
year Series 4 Index 10-15%
tranche, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
10-15% tranche.                                     7,306,500           4,335
...............................................................................
Agreement with Citigroup
Financial Products, Inc.
effective June 9, 2005, maturing
on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and receive quarterly
19.5 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ IG CDX 5
year Series 4 Index 10-15%
tranche, the fund receives a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
reference entity within the DJ
IG CDX 5 year Series 4 Index
10-15% tranche.                                     2,942,000          (6,946)
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc.
effective June 20, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly 40
basis points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ HY CDX 5 year
Series 4 Index, the fund
receives a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ HY CDX 5 year
Series 4 Index.                                     1,238,500           1,090
...............................................................................
Agreement with Bank of America,
N.A. effective January 31, 2005,
maturing on March 20, 2010, to
receive quarterly 18.5 basis
points times the notional
amount. Upon a credit default
event of a FNMA senior note, the
fund makes a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of any FNMA senior note.                     12,800,000         (14,537)
...............................................................................
Agreement with Bank of America,
N.A. effective February 25,
2005, maturing on March 20,
2010, to receive quarterly the
notional amount times 18.75
basis points per annum. Upon a
credit default event of FNMA,
5.375%, November 15, 2011, the
fund makes a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of FNMA, 5.375%, November
15, 2011.                                           8,600,000         (10,702)
...............................................................................
Agreement with Bank of America,
N.A. effective April 4, 2005,
maturing on June 20, 2010, to
receive quarterly the notional
amount times 23.25 basis points
per annum. Upon a credit default
event of FNMA, 5.375%, November
11, 2010, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of
FNMA, 5.375%, November 11, 2010                     7,100,000          22,719
...............................................................................
Agreement with Credit Suisse
First Boston International
effective February 18, 2005,
maturing on March 20, 2010, to
receive quarterly the notional
amount times 19 basis points per
annum. Upon a credit default
event of FNMA, 5.25%, August 1,
2012, the fund makes a payment
of the proportional notional
amount times the difference
between the par value and the
then-market value of FNMA,
5.25%, August 1, 2012.                              4,300,000           5,273
...............................................................................
Agreement with Deutsche Bank AG
effective September 9, 2004,
maturing on September 20, 2014,
to receive a quarterly payment
of 0.58% times the notional
amount. Upon a credit default
event of any CVS senior note,
the fund makes a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of any CVS senior
note.                                                 140,000            (651)
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.35% and the fund pays in
the event of a credit default in
one of the underlying securities
in the basket of BB CMBS
securities.                                         1,116,444          53,724
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.433% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                      418,667          17,542
...............................................................................
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on which
the notional amount is reduced
to zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.5% and the fund pays in
the event of a credit default in
one of the underlying securities
in the basket of BB CMBS
securities.                                           139,556           8,452
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.55625% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                    1,116,444          26,434
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.4625% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                      558,222          24,990
...............................................................................
Agreement with Lehman Brothers
Special Financing, Inc.
effective June 30, 2005,
maturing on June 20, 2015, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and receive quarterly
35 basis points times the
notional amount. Upon a credit
default event of a reference
entity within the DJ IG CDX
Series 4 Index 15-30% tranche,
the fund makes a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ IG CDX Series 4
Index 15-30% tranche.                               4,712,000              --
...............................................................................
Agreement with Bank of America,
N.A. effective June 20, 2005,
maturing on June 20, 2010, to
receive/(pay) a premium based on
the difference between the
original spread on issue and the
market spread on day of
execution and pay quarterly 40
basis points times the notional
amount. Upon a credit default
event of a reference entity
within the DJ IG CDX 5 year
Series 4 Index, the fund
receives a payment of the
proportional notional amount
times the difference between the
par value and the then-market
value of the reference entity
within the DJ IG CDX 5 year
Series 4 Index.                                     1,238,500             959
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.475% and the fund pays
in the event of a credit default
in one of the underlying
securities in the basket of BB
CMBS securities.                                      279,111           8,750
...............................................................................
Agreement with Goldman Sachs
International effective
September 2, 2004, terminating
on the date on which the
notional amount is reduced to
zero or the date on which the
assets securing the reference
obligation are liquidated, the
fund receives a payment of the
outstanding notional amount
times 2.6% and the fund pays in
the event of a credit default in
one of the underlying securities
in the basket of BB CMBS securities.                  139,556           1,385
...............................................................................
Agreement with Bank of America,
N.A. effective November 24,
2004, maturing on April 15,
2010, to receive a premium equal
to 2.583% times the notional
amount. Upon a credit default
event of any News Corp. senior
note or bond, the fund makes a
payment of the proportional
notional amount times the
difference between the par value
and the then-market value of the
defaulted News Corp. senior note
or bond.                                              300,000            (849)
------------------------------------------------------------------------------
                                                                     $126,285
==============================================================================

See page 251 for Notes to the Portfolios.




Putnam VT International Equity Fund

The fund's portfolio
June 30, 2005 (Unaudited)

Common stocks (98.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Australia (1.0%)
.........................................................................................................................
           330,147   Adelaide Brighton, Ltd.                                                                    $469,586
.........................................................................................................................
            42,146   Commonwealth Bank of Australia                                                            1,215,514
.........................................................................................................................
           126,115   Macquarie Bank, Ltd.                                                                      5,708,908
.........................................................................................................................
            70,242   QBE Insurance Group, Ltd.                                                                   855,539
.........................................................................................................................
            42,098   Woolworths, Ltd.                                                                            527,356
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,776,903
------------------------------------------------------------------------------------------------------------------------
Belgium (1.9%)
.........................................................................................................................
           268,893   Interbrew SA                                                                              9,097,093
.........................................................................................................................
            93,495   KBC Groupe SA                                                                             7,370,190
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,467,283
------------------------------------------------------------------------------------------------------------------------
Bermuda (0.6%)
.........................................................................................................................
            14,307   ACE, Ltd.                                                                                   641,669
.........................................................................................................................
            60,881   XL Capital, Ltd. Class A                                                                  4,530,764
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,172,433
------------------------------------------------------------------------------------------------------------------------
Brazil (1.7%)
.........................................................................................................................
           184,620   Petroleo Brasileiro SA ADR                                                                9,624,241
.........................................................................................................................
           189,436   Tele Norte Leste Participacoes SA
                     ADR                                                                                       3,154,109
.........................................................................................................................
            67,100   Unibanco-Uniao de Bancos
                     Brasileiros SA GDR                                                                        2,591,402
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,369,752
------------------------------------------------------------------------------------------------------------------------
Canada (1.5%)
.........................................................................................................................
           183,097   ATI Technologies, Inc. (NON)                                                              2,168,156
.........................................................................................................................
            42,409   Canadian National Railway Co.                                                             2,447,912
.........................................................................................................................
           237,902   Canadian Natural Resources, Ltd.                                                          8,626,255
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,242,323
------------------------------------------------------------------------------------------------------------------------
China (1.1%)
.........................................................................................................................
         6,525,000   China Life Insurance Co., Ltd. (NON)                                                      4,440,779
.........................................................................................................................
         5,172,000   China Shenhua Energy Co., Ltd.
                     Class H (NON)                                                                             4,990,351
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,431,130
------------------------------------------------------------------------------------------------------------------------
Denmark (0.6%)
.........................................................................................................................
           129,271   TDC A/S                                                                                   5,536,044
------------------------------------------------------------------------------------------------------------------------
Finland (1.4%)
.........................................................................................................................
           740,860   Nokia OYJ                                                                                12,332,819
------------------------------------------------------------------------------------------------------------------------
France (13.0%)
.........................................................................................................................
             2,680   Air Liquide                                                                                 455,716
.........................................................................................................................
            19,865   Axa SA                                                                                      494,174
.........................................................................................................................
           184,466   BNP Paribas SA                                                                           12,615,411
.........................................................................................................................
            13,584   Business Objects SA (NON)                                                                   358,750
.........................................................................................................................
           563,502   Credit Agricole SA                                                                       14,241,916
.........................................................................................................................
           461,617   France Telecom SA                                                                        13,414,698
.........................................................................................................................
           165,500   France Telecom SA 144A                                                                    4,809,469
.........................................................................................................................
             5,726   Groupe Danone                                                                               502,188
.........................................................................................................................
           153,743   Renault SA                                                                               13,514,778
.........................................................................................................................
             7,404   Schneider Electric SA                                                                       556,663
.........................................................................................................................
            67,965   Societes Des Autoroutes
                     Paris-Rhin-Rhone                                                                         $4,027,616
.........................................................................................................................
           103,478   Total SA                                                                                 24,239,691
.........................................................................................................................
           224,681   Veolia Environnement                                                                      8,413,639
.........................................................................................................................
           480,250   Vivendi Universal SA                                                                     15,043,937
.........................................................................................................................
            61,521   Vivendi Universal SA 144A                                                                 1,927,159
------------------------------------------------------------------------------------------------------------------------
                                                                                                             114,615,805
------------------------------------------------------------------------------------------------------------------------
Germany (3.3%)
.........................................................................................................................
            18,070   Allianz AG                                                                                2,074,029
.........................................................................................................................
           239,862   BASF AG                                                                                  15,902,644
.........................................................................................................................
             5,400   E.On AG                                                                                     479,551
.........................................................................................................................
            13,700   Henkel KGaA (Preferred)                                                                   1,224,216
.........................................................................................................................
            26,488   Hypo Real Estate Holding                                                                  1,003,957
.........................................................................................................................
             9,200   Metro AG                                                                                    455,311
.........................................................................................................................
            42,031   Schwarz Pharma AG                                                                         1,898,625
.........................................................................................................................
            85,338   Siemens AG                                                                                6,211,835
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,250,168
------------------------------------------------------------------------------------------------------------------------
Greece (0.9%)
.........................................................................................................................
           150,700   Hellenic Telecommunication
                     Organization (OTE) SA                                                                     2,919,143
.........................................................................................................................
           107,175   National Bank of Greece SA                                                                3,628,426
.........................................................................................................................
            30,837   National Bank of Greece SA 144A                                                           1,043,991
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,591,560
------------------------------------------------------------------------------------------------------------------------
Hong Kong (1.3%)
.........................................................................................................................
         3,325,500   China Netcom Group Corp.
                     Hong Kong, Ltd.                                                                           4,825,295
.........................................................................................................................
           744,000   Swire Pacific, Ltd.                                                                       6,550,957
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,376,252
------------------------------------------------------------------------------------------------------------------------
Hungary (0.1%)
.........................................................................................................................
            35,014   OTP Bank Rt.                                                                              1,182,579
------------------------------------------------------------------------------------------------------------------------
India (0.6%)
.........................................................................................................................
         2,018,607   National Thermal Power Corp., Ltd.                                                        3,852,524
.........................................................................................................................
           115,716   Reliance Industries, Ltd.                                                                 1,708,461
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,560,985
------------------------------------------------------------------------------------------------------------------------
Ireland (0.9%)
.........................................................................................................................
            21,272   Allied Irish Banks PLC                                                                      454,996
.........................................................................................................................
            72,318   Bank of Ireland PLC                                                                       1,172,284
.........................................................................................................................
            24,131   CRH PLC                                                                                     640,598
.........................................................................................................................
           259,971   Depfa Bank PLC                                                                            4,181,871
.........................................................................................................................
           391,848   Eircom Group PLC                                                                            871,907
.........................................................................................................................
            28,184   Iaws Group PLC                                                                              394,274
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,715,930
------------------------------------------------------------------------------------------------------------------------
Italy (1.4%)
.........................................................................................................................
            33,410   ENI SpA                                                                                     856,396
.........................................................................................................................
         1,008,472   Mediaset SpA                                                                             11,871,276
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,727,672
------------------------------------------------------------------------------------------------------------------------
Japan (21.9%)
.........................................................................................................................
            75,670   Acom Co., Ltd.                                                                           $4,837,335
.........................................................................................................................
           269,500   Aeon Co., Ltd.                                                                            4,107,436
.........................................................................................................................
            16,600   Aeon Co., Ltd. 144A                                                                         253,000
.........................................................................................................................
           425,600   Astellas Pharma, Inc.                                                                    14,539,899
.........................................................................................................................
           333,600   Canon, Inc.                                                                              17,492,656
.........................................................................................................................
           137,600   Credit Saison Co., Ltd.                                                                   4,564,618
.........................................................................................................................
           483,000   Dai Nippon Printing Co., Ltd.                                                             7,769,507
.........................................................................................................................
           115,900   Daito Trust Construction Co., Ltd.                                                        4,331,791
.........................................................................................................................
             1,418   East Japan Railway Co.                                                                    7,277,244
.........................................................................................................................
             7,100   Fanuc, Ltd.                                                                                 450,427
.........................................................................................................................
             1,204   Fuji Television Network, Inc.                                                             2,330,205
.........................................................................................................................
             4,000   FUNAI Electric Co., Ltd.                                                                    409,352
.........................................................................................................................
             1,062   Japan Tobacco, Inc.                                                                      14,168,993
.........................................................................................................................
           358,000   JGC Corp.                                                                                 4,390,317
.........................................................................................................................
             5,133   Jupiter Telecommunications Co.,
                     Ltd. (NON)                                                                                4,317,094
.........................................................................................................................
           271,000   Konica Corp.                                                                              2,519,113
.........................................................................................................................
            86,000   Kubota Corp.                                                                                469,925
.........................................................................................................................
            83,100   Lawson, Inc.                                                                              2,898,927
.........................................................................................................................
            44,000   Matsushita Electric Industrial Co.                                                          668,354
.........................................................................................................................
            42,000   Mitsubishi Corp.                                                                            568,749
.........................................................................................................................
             1,248   Mitsubishi Tokyo Finance
                     Group, Inc.                                                                              10,546,204
.........................................................................................................................
           919,000   Mitsui & Co., Ltd.                                                                        8,666,242
.........................................................................................................................
             1,709   Mizuho Financial Group, Inc.                                                              7,704,636
.........................................................................................................................
            53,000   Nissan Motor Co., Ltd.                                                                      522,313
.........................................................................................................................
            33,600   Nomura Research Institute, Ltd.                                                           3,329,012
.........................................................................................................................
            48,100   Nomura Securities Co., Ltd.                                                                 571,737
.........................................................................................................................
             1,626   NTT DoCoMo, Inc.                                                                          2,392,878
.........................................................................................................................
           250,500   Omron Corp.                                                                               5,524,835
.........................................................................................................................
           253,000   Onward Kashiyama Co., Ltd.                                                                3,199,822
.........................................................................................................................
            24,100   Orix Corp.                                                                                3,607,518
.........................................................................................................................
           325,200   Sankyo Co., Ltd.                                                                          6,230,545
.........................................................................................................................
             9,600   Shin-Etsu Chemical Co.                                                                      363,198
.........................................................................................................................
            32,898   SMC Corp.                                                                                 3,571,846
.........................................................................................................................
            62,200   Takeda Pharmaceutical Co., Ltd.                                                           3,078,622
.........................................................................................................................
            10,310   Takefuji Corp.                                                                              696,797
.........................................................................................................................
            21,859   Tokyo Electric Power Co.                                                                    522,334
.........................................................................................................................
         2,172,000   Tokyo Gas Co., Ltd.                                                                       8,118,286
.........................................................................................................................
           415,000   TonenGeneral Sekiyu KK                                                                    4,490,720
.........................................................................................................................
           592,400   Toyota Motor Corp.                                                                       21,202,667
------------------------------------------------------------------------------------------------------------------------
                                                                                                             192,705,154
------------------------------------------------------------------------------------------------------------------------
Mexico (0.8%)
.........................................................................................................................
           349,228   Telefonos de Mexico SA de CV
                     (Telmex) ADR Ser. L                                                                       6,596,917
------------------------------------------------------------------------------------------------------------------------
Netherlands (5.4%)
.........................................................................................................................
           253,099   European Aeronautic Defense and
                     Space Co.                                                                                 8,033,693
.........................................................................................................................
            22,292   ING Groep NV                                                                                627,334
.........................................................................................................................
         1,174,694   Koninklijke (Royal) KPN NV                                                                9,841,846
.........................................................................................................................
           137,484   Koninklijke (Royal) KPN NV 144A                                                          $1,151,871
.........................................................................................................................
           259,961   Royal Dutch Petroleum Co.                                                                16,923,897
.........................................................................................................................
            16,058   Royal Numico NV (NON)                                                                       640,598
.........................................................................................................................
            26,768   SBM Offshore NV                                                                           1,832,908
.........................................................................................................................
           322,800   TNT NV                                                                                    8,175,951
------------------------------------------------------------------------------------------------------------------------
                                                                                                              47,228,098
------------------------------------------------------------------------------------------------------------------------
New Zealand (0.3%)
.........................................................................................................................
           612,058   Telecom Corp. of New Zealand, Ltd.                                                        2,555,964
------------------------------------------------------------------------------------------------------------------------
Norway (1.2%)
.........................................................................................................................
           102,267   Norsk Hydro ASA                                                                           9,346,725
.........................................................................................................................
            65,146   Smedvig ASA Class A                                                                       1,311,827
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,658,552
------------------------------------------------------------------------------------------------------------------------
Singapore (2.0%)
.........................................................................................................................
         1,032,366   DBS Group Holdings, Ltd.                                                                  8,729,552
.........................................................................................................................
           231,000   Flextronics International, Ltd. (NON)                                                     3,051,510
.........................................................................................................................
           844,000   Singapore Airlines, Ltd.                                                                  5,596,472
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,377,534
------------------------------------------------------------------------------------------------------------------------
South Korea (1.5%)
.........................................................................................................................
            85,242   Hyundai Motor Co. GDR 144A                                                                2,407,382
.........................................................................................................................
            22,637   Samsung Electronics Co., Ltd.                                                            10,740,816
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,148,198
------------------------------------------------------------------------------------------------------------------------
Spain (2.0%)
.........................................................................................................................
           115,687   Altadis SA                                                                                4,836,998
.........................................................................................................................
            24,158   Gestevision Telecinco SA                                                                    563,339
.........................................................................................................................
           433,541   Iberdrola SA                                                                             11,403,071
.........................................................................................................................
            32,199   Telefonica SA                                                                               525,889
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,329,297
------------------------------------------------------------------------------------------------------------------------
Sweden (2.8%)
.........................................................................................................................
           251,400   Assa Abloy AB Class B                                                                     3,227,292
.........................................................................................................................
           199,430   Hennes & Mauritz AB Class B                                                               7,007,701
.........................................................................................................................
           965,000   Nordea AB                                                                                 8,752,318
.........................................................................................................................
           454,392   SKF AB Class B                                                                            4,635,351
.........................................................................................................................
           293,924   Telefonaktiebolaget LM Ericsson AB
                     Class B                                                                                     939,616
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,562,278
------------------------------------------------------------------------------------------------------------------------
Switzerland (9.4%)
.........................................................................................................................
            11,077   Ciba Specialty Chemicals AG                                                                 643,600
.........................................................................................................................
           246,494   Credit Suisse Group                                                                       9,676,738
.........................................................................................................................
             1,655   Nestle SA                                                                                   423,862
.........................................................................................................................
           375,787   Novartis AG                                                                              17,859,885
.........................................................................................................................
           180,165   Roche Holding AG                                                                         22,734,703
.........................................................................................................................
            26,923   Swatch Group AG (The)                                                                       768,336
.........................................................................................................................
            40,189   Swatch Group AG (The) Class B                                                             5,634,752
.........................................................................................................................
           218,108   Swiss Re                                                                                 13,376,065
.........................................................................................................................
            66,823   Zurich Financial Services AG                                                             11,483,490
------------------------------------------------------------------------------------------------------------------------
                                                                                                              82,601,431
------------------------------------------------------------------------------------------------------------------------
Taiwan (1.3%)
.........................................................................................................................
         3,867,000   Chinatrust Financial Holding Co.                                                         $4,220,649
.........................................................................................................................
         2,849,354   Taiwan Semiconductor
                     Manufacturing Co., Ltd.                                                                   4,940,063
.........................................................................................................................
         3,386,000   United Microelectronics Corp. (NON)                                                       2,455,941
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,616,653
------------------------------------------------------------------------------------------------------------------------
United Kingdom (16.4%)
.........................................................................................................................
            22,237   AstraZeneca PLC                                                                             919,161
.........................................................................................................................
         1,858,403   Barclays PLC                                                                             18,444,904
.........................................................................................................................
           246,949   BHP Billiton PLC                                                                          3,168,336
.........................................................................................................................
            60,951   Diageo PLC                                                                                  895,884
.........................................................................................................................
           162,305   Enterprise Inns PLC                                                                       2,418,327
.........................................................................................................................
           332,900   GlaxoSmithKline PLC                                                                       8,034,331
.........................................................................................................................
            75,733   HSBC Holdings PLC                                                                         1,207,372
.........................................................................................................................
            22,530   Imperial Tobacco Group PLC                                                                  605,238
.........................................................................................................................
           196,429   International Power PLC                                                                     724,785
.........................................................................................................................
           166,203   Lloyds TSB Group PLC                                                                      1,405,261
.........................................................................................................................
           346,275   Punch Taverns PLC                                                                         4,531,832
.........................................................................................................................
           407,839   Reckitt Benckiser PLC                                                                    11,986,401
.........................................................................................................................
           298,814   Rio Tinto PLC                                                                             9,100,307
.........................................................................................................................
           567,709   Royal Bank of Scotland Group PLC                                                         17,100,722
.........................................................................................................................
           197,877   Royal Bank of Scotland Group PLC
                     144A                                                                                      5,960,518
.........................................................................................................................
            24,821   Scottish and Southern Energy PLC                                                            448,922
.........................................................................................................................
            69,924   Scottish Power PLC                                                                          619,648
.........................................................................................................................
           932,691   Shell Transport & Trading Co. PLC                                                         9,037,720
.........................................................................................................................
         2,186,251   Tesco PLC                                                                                12,456,226
.........................................................................................................................
        14,429,837   Vodafone Group PLC                                                                       35,072,863
------------------------------------------------------------------------------------------------------------------------
                                                                                                             144,138,758
------------------------------------------------------------------------------------------------------------------------
United States (2.0%)
.........................................................................................................................
           337,500   iShares Russell 1000 Growth Index
                     Fund                                                                                     17,681,625
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $771,274,478)                                                                    $864,550,097
------------------------------------------------------------------------------------------------------------------------
Short-term investments (1.6%) (a) (cost $14,332,598)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
        14,332,598   Putnam Prime Money Market Fund (e)                                                      $14,332,598
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $785,607,076)                                                                    $878,882,695
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2005
(aggregate face value $223,601,193)
------------------------------------------------------------------------------
                                         Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
Australian Dollar         $77,312,756  $77,456,473     7/20/05      $(143,717)
...............................................................................
British Pound              99,989,958  101,342,499     9/21/05     (1,352,541)
...............................................................................
Euro                       41,034,574   41,427,017     9/21/05       (392,443)
...............................................................................
Norwegian Krone             1,177,272    1,201,623     9/21/05        (24,351)
...............................................................................
Swiss Franc                 2,166,993    2,173,581     9/21/05         (6,588)
------------------------------------------------------------------------------
                                                                  $(1,919,640)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2005
(aggregate face value $150,638,891)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar          $4,739,743   $4,729,781     7/20/05        $(9,962)
...............................................................................
British Pound               5,190,006    5,255,339     9/21/05         65,333
...............................................................................
Canadian Dollar            11,905,023   11,950,125     7/20/05         45,102
...............................................................................
Euro                       28,671,289   29,004,444     9/21/05        333,155
...............................................................................
Japanese Yen               48,046,776   49,736,635     8/17/05      1,689,859
...............................................................................
Swedish Krona              19,759,127   20,452,723     9/21/05        693,596
...............................................................................
Swiss Franc                28,895,928   29,509,844     9/21/05        613,916
------------------------------------------------------------------------------
                                                                   $3,430,999
------------------------------------------------------------------------------

The fund had the following industry group concentration greater than 10% at June 30, 2005 (as a percentage of net assets):

  Banking 14.1%

See page 251 for Notes to the Portfolios.




Putnam VT International Growth and Income Fund

The fund's portfolio
June 30, 2005 (Unaudited)

Common stocks (99.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.7%)
.........................................................................................................................
            74,623   European Aeronautic Defense and
                     Space Co. (Netherlands)                                                                  $2,368,632
------------------------------------------------------------------------------------------------------------------------
Automotive (3.9%)
.........................................................................................................................
           271,000   Nissan Motor Co., Ltd. (Japan)                                                            2,670,693
.........................................................................................................................
            35,529   Peugeot SA (France)                                                                       2,098,431
.........................................................................................................................
            44,830   Renault SA (France)                                                                       3,940,781
.........................................................................................................................
           124,200   Toyota Motor Corp. (Japan)                                                                4,445,259
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,155,164
------------------------------------------------------------------------------------------------------------------------
Banking (23.2%)
.........................................................................................................................
           180,789   ABN AMRO Holdings NV (Netherlands)                                                        4,440,520
.........................................................................................................................
           181,549   Allied Irish Banks PLC (Ireland)                                                          3,883,229
.........................................................................................................................
            21,900   Banco Itau SA ADR (Brazil)                                                                2,025,750
.........................................................................................................................
           149,192   Bank of Ireland PLC (Ireland)                                                             2,418,422
.........................................................................................................................
           794,391   Barclays PLC (United Kingdom)                                                             7,884,439
.........................................................................................................................
           110,243   BNP Paribas SA (France)                                                                   7,539,388
.........................................................................................................................
            55,886   Canadian Imperial Bank of Commerce
                     (Canada)                                                                                  3,459,044
.........................................................................................................................
           120,895   Credit Agricole SA (France)                                                               3,055,493
.........................................................................................................................
           143,800   Danske Bank A/S (Denmark)                                                                 4,317,805
.........................................................................................................................
           333,000   DBS Group Holdings, Ltd.
                     (Singapore)                                                                               2,815,804
.........................................................................................................................
           114,200   Foreningssparbanken AB (Sweden)                                                           2,503,237
.........................................................................................................................
           158,676   HBOS PLC (United Kingdom)                                                                 2,442,563
.........................................................................................................................
           535,212   HSBC Holdings PLC (United Kingdom)                                                        8,532,605
.........................................................................................................................
           144,660   Industrial Bank Of Korea
                     (South Korea)                                                                             1,360,446
.........................................................................................................................
            25,889   KBC Groupe SA (Belgium)                                                                   2,040,824
.........................................................................................................................
           370,000   Nordea AB (Sweden)                                                                        3,355,811
.........................................................................................................................
           306,075   Royal Bank of Scotland Group PLC
                     (United Kingdom)                                                                          9,219,694
.........................................................................................................................
            33,499   Societe Generale (France)                                                                 3,394,205
.........................................................................................................................
            44,200   Unibanco-Uniao de Bancos
                     Brasileiros SA GDR (Brazil)                                                               1,707,004
.........................................................................................................................
           285,000   Wing Hang Bank, Ltd. (Hong Kong)                                                          1,858,740
------------------------------------------------------------------------------------------------------------------------
                                                                                                              78,255,023
------------------------------------------------------------------------------------------------------------------------
Basic Materials (1.9%)
.........................................................................................................................
            66,399   Compagnie de Saint Gobain (France)                                                        3,670,418
.........................................................................................................................
           140,979   Xstrata PLC (Switzerland)                                                                 2,709,633
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,380,051
------------------------------------------------------------------------------------------------------------------------
Beverage (0.4%)
.........................................................................................................................
            39,772   Interbrew SA (Belgium)                                                                    1,345,552
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.6%)
.........................................................................................................................
           173,500   Mediaset SpA (Italy)                                                                      2,042,363
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.5%)
.........................................................................................................................
         1,285,302   Adelaide Brighton, Ltd. (Australia)                                                       1,828,154
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.7%)
.........................................................................................................................
            70,300   BASF AG (Germany)                                                                         4,660,830
.........................................................................................................................
            93,000   Kaneka Corp. (Japan)                                                                      1,039,869
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,700,699
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.3%)
.........................................................................................................................
           218,500   Nokia OYJ (Finland)                                                                       3,637,288
.........................................................................................................................
         1,302,023   Telefonaktiebolaget LM Ericsson AB
                     Class B (Sweden)                                                                          4,162,306
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,799,594
------------------------------------------------------------------------------------------------------------------------
Computers (0.7%)
.........................................................................................................................
           419,000   Hitachi, Ltd. (Japan)                                                                     2,539,905
------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.7%)
.........................................................................................................................
           320,000   Swire Pacific, Ltd. (Hong Kong)                                                           2,817,616
.........................................................................................................................
            55,400   TUI AG (Germany) (NON) (S)                                                                1,368,321
.........................................................................................................................
           152,930   Vivendi Universal SA (France)                                                             4,790,566
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,976,503
------------------------------------------------------------------------------------------------------------------------
Construction (0.8%)
.........................................................................................................................
            84,870   LG Engineering & Construction, Ltd.
                     (South Korea)                                                                             2,793,957
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.4%)
.........................................................................................................................
            21,600   Acom Co., Ltd. (Japan)                                                                    1,380,817
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.4%)
.........................................................................................................................
            88,402   E.On AG (Germany)                                                                         7,850,607
.........................................................................................................................
            87,505   Iberdrola SA (Spain)                                                                      2,301,572
.........................................................................................................................
           169,344   Scottish Power PLC (United Kingdom)                                                       1,500,682
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,652,861
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.2%)
.........................................................................................................................
           243,000   Brother Industries, Ltd. (Japan)                                                          2,225,337
.........................................................................................................................
            23,600   Siemens AG (Germany)                                                                      1,717,867
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,943,204
------------------------------------------------------------------------------------------------------------------------
Electronics (3.7%)
.........................................................................................................................
           182,046   Koninklijke (Royal) Philips
                     Electronics NV (Netherlands)                                                              4,579,103
.........................................................................................................................
            32,230   Micronas Semiconductor Holding AG
                     (Switzerland) (NON)                                                                       1,215,286
.........................................................................................................................
           133,500   Omron Corp. (Japan)                                                                       2,944,373
.........................................................................................................................
         1,183,899   Taiwan Semiconductor
                     Manufacturing Co., Ltd. (Taiwan)                                                          2,052,583
.........................................................................................................................
           403,000   Toshiba Corp. (Japan)                                                                     1,598,684
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,390,029
------------------------------------------------------------------------------------------------------------------------
Energy (0.5%)
.........................................................................................................................
           159,000   TonenGeneral Sekiyu KK (Japan)                                                            1,720,541
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (1.4%)
.........................................................................................................................
            60,600   Daito Trust Construction Co., Ltd.
                     (Japan)                                                                                   2,264,940
.........................................................................................................................
           199,600   Skanska AB Class B (Sweden)                                                               2,461,456
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,726,396
------------------------------------------------------------------------------------------------------------------------
Financial (0.8%)
.........................................................................................................................
            40,400   Sanyo Shinpan Finance Co., Ltd.
                     (Japan)                                                                                   2,768,704
------------------------------------------------------------------------------------------------------------------------
Food (0.8%)
.........................................................................................................................
           172,000   Toyo Suisan Kaisha, Ltd. (Japan)                                                          2,690,419
------------------------------------------------------------------------------------------------------------------------
Insurance (8.1%)
.........................................................................................................................
            24,045   AGF (Assurances Generales de
                     France) (France)                                                                          1,965,379
.........................................................................................................................
            24,000   Allianz AG (Germany)                                                                      2,754,660
.........................................................................................................................
           162,117   Axa SA (France)                                                                           4,032,926
.........................................................................................................................
            39,019   Hannover Rueckversicherungs AG
                     (Germany)                                                                                 1,482,396
.........................................................................................................................
           212,956   ING Groep NV (Netherlands)                                                                5,992,935
.........................................................................................................................
            68,164   Swiss Re (Switzerland)                                                                    4,180,342
.........................................................................................................................
            14,100   XL Capital, Ltd. Class A (Bermuda)                                                        1,049,322
.........................................................................................................................
            33,789   Zurich Financial Services AG
                     (Switzerland)                                                                             5,806,618
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,264,578
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.4%)
.........................................................................................................................
           159,595   Credit Suisse Group (Switzerland)                                                         6,265,301
.........................................................................................................................
            25,305   UBS AG (Switzerland)                                                                      1,970,552
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,235,853
------------------------------------------------------------------------------------------------------------------------
Leisure (0.8%)
.........................................................................................................................
           141,900   Yamaha Motor Co., Ltd. (Japan)                                                            2,585,681
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.7%)
.........................................................................................................................
           442,627   Hilton Group PLC (United Kingdom)                                                         2,261,663
------------------------------------------------------------------------------------------------------------------------
Machinery (0.6%)
.........................................................................................................................
           360,000   Kubota Corp. (Japan)                                                                      1,967,128
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.2%)
.........................................................................................................................
            19,140   Hyundai Heavy Industries
                     (South Korea)                                                                               957,753
.........................................................................................................................
           298,400   SKF AB Class B (Sweden)                                                                   3,044,043
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,001,796
------------------------------------------------------------------------------------------------------------------------
Metals (1.9%)
.........................................................................................................................
           347,405   BHP Billiton PLC (United Kingdom)                                                         4,457,178
.........................................................................................................................
            78,300   JFE Holdings, Inc. (Japan)                                                                1,926,391
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,383,569
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.8%)
.........................................................................................................................
           692,000   Tokyo Gas Co., Ltd. (Japan)                                                               2,586,489
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.6%)
.........................................................................................................................
            35,700   Canon, Inc. (Japan)                                                                       1,871,966
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (7.0%)
.........................................................................................................................
           483,135   BP PLC (United Kingdom)                                                                   5,025,383
.........................................................................................................................
           115,700   ENI SpA (Italy)                                                                           2,965,728
.........................................................................................................................
            34,643   Norsk Hydro ASA (Norway)                                                                  3,166,208
.........................................................................................................................
            65,900   Petroleo Brasileiro SA ADR (Brazil)                                                       3,435,367
.........................................................................................................................
           615,103   Shell Transport & Trading Co. PLC
                     (United Kingdom)                                                                          5,960,311
.........................................................................................................................
             7,632   Total SA (France)                                                                         1,787,794
.........................................................................................................................
            74,000   Vostok Nafta Investment, Ltd.
                     (Sweden) (NON)                                                                            1,426,538
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,767,329
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.7%)
.........................................................................................................................
            79,000   Astellas Pharma, Inc. (Japan)                                                             2,698,901
.........................................................................................................................
            34,592   Roche Holding AG (Switzerland)                                                            4,365,103
.........................................................................................................................
           155,400   Sankyo Co., Ltd. (Japan)                                                                  2,977,327
.........................................................................................................................
            45,200   Sankyo Co., Ltd. (Japan)                                                                  2,096,174
.........................................................................................................................
           144,000   Santen Pharmaceutical Co., Ltd.
                     (Japan)                                                                                   3,271,522
.........................................................................................................................
           118,000   Taisho Pharmaceutical Co., Ltd.
                     (Japan)                                                                                   2,291,428
.........................................................................................................................
           177,000   Tanabe Seiyaku Co., Ltd. (Japan)                                                          1,708,534
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,408,989
------------------------------------------------------------------------------------------------------------------------
Publishing (1.1%)
.........................................................................................................................
           226,000   Dai Nippon Printing Co., Ltd.
                     (Japan)                                                                                   3,635,421
------------------------------------------------------------------------------------------------------------------------
Retail (3.1%)
.........................................................................................................................
            16,100   Adidas-Salomon AG (Germany)                                                               2,692,207
.........................................................................................................................
           823,335   Dixons Group PLC (United Kingdom)                                                         2,309,499
.........................................................................................................................
           215,669   GUS PLC (United Kingdom)                                                                  3,391,438
.........................................................................................................................
           166,000   Onward Kashiyama Co., Ltd. (Japan)                                                        2,099,488
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,492,632
------------------------------------------------------------------------------------------------------------------------
Shipping (0.9%)
.........................................................................................................................
         1,822,000   ComfortDelgro Corp., Ltd.
                     (Singapore)                                                                               1,819,082
.........................................................................................................................
           214,000   Mitsui O.S.K Lines, Ltd. (Japan)                                                          1,312,192
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,131,274
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.4%)
.........................................................................................................................
            87,000   Canon Sales Co., Inc. (Japan)                                                             1,463,489
------------------------------------------------------------------------------------------------------------------------
Telecommunications (6.8%)
.........................................................................................................................
           145,000   Deutsche Telekom AG (Germany)                                                             2,680,470
.........................................................................................................................
            96,092   France Telecom SA 144A (France)                                                           2,792,467
.........................................................................................................................
           138,850   Hellenic Telecommunication
                     Organization (OTE) SA (Greece)                                                            2,689,602
.........................................................................................................................
             1,086   NTT DoCoMo, Inc. (Japan)                                                                  1,598,195
.........................................................................................................................
            47,650   TDC A/S (Denmark)                                                                         2,040,616
.........................................................................................................................
           146,925   Tele2 AB Class B (Sweden)                                                                 1,377,320
.........................................................................................................................
           120,163   Telefonica SA (Spain)                                                                     1,962,557
.........................................................................................................................
         3,148,496   Vodafone Group PLC (United Kingdom)                                                       7,652,670
------------------------------------------------------------------------------------------------------------------------
                                                                                                              22,793,897
------------------------------------------------------------------------------------------------------------------------
Telephone (2.3%)
.........................................................................................................................
           233,335   Koninklijke (Royal) KPN NV
                     (Netherlands)                                                                             1,954,932
.........................................................................................................................
           144,275   Koninklijke (Royal) KPN NV 144A
                     (Netherlands)                                                                             1,208,768
.........................................................................................................................
               433   Nippon Telegraph & Telephone
                     (NTT) Corp. (Japan)                                                                       1,857,873
.........................................................................................................................
           169,770   Tele Norte Leste Participacoes SA
                     ADR (Brazil)                                                                              2,826,671
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,848,244
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.3%)
.........................................................................................................................
               339   Japan Tobacco, Inc. (Japan)                                                               4,522,871
------------------------------------------------------------------------------------------------------------------------
Transportation (1.1%)
.........................................................................................................................
           146,828   TNT NV (Netherlands)                                                                      3,718,893
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.6%)
.........................................................................................................................
            53,351   Veolia Environnement (France)                                                             1,997,837
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $296,408,925)                                                                    $334,398,167
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/NumbValue
.........................................................................................................................
        $1,299,879   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.75%
                     to 3.13% and due date
                     July 1, 2005(d)                                                                          $1,299,780
.........................................................................................................................
           854,489   Putnam Prime Money Market Fund (e)                                                          854,489
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $2,154,269)                                                                        $2,154,269
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $298,563,194)                                                                    $336,552,436
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2005:
(as a percentage of Market Value)
------------------------------------------------------------------------------
Belgium                                                                   1.0%
...............................................................................
Brazil                                                                    3.0
...............................................................................
Canada                                                                    1.0
...............................................................................
Denmark                                                                   1.9
...............................................................................
Finland                                                                   1.1
...............................................................................
France                                                                   12.3
...............................................................................
Germany                                                                   7.5
...............................................................................
Hong Kong                                                                 1.4
...............................................................................
Ireland                                                                   1.9
...............................................................................
Italy                                                                     1.5
...............................................................................
Japan                                                                    21.2
...............................................................................
Netherlands                                                               7.3
...............................................................................
Singapore                                                                 1.4
...............................................................................
South Korea                                                               1.5
...............................................................................
Spain                                                                     1.3
...............................................................................
Sweden                                                                    5.5
...............................................................................
Switzerland                                                               7.9
...............................................................................
United Kingdom                                                           18.1
...............................................................................
Other                                                                     3.2
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT International New Opportunities Fund

The fund's portfolio
June 30, 2005 (Unaudited)

Common stocks (99.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace (0.2%)
.........................................................................................................................
            85,200   CAE Inc.                                                                                   $457,137
------------------------------------------------------------------------------------------------------------------------
Automotive (2.3%)
.........................................................................................................................
           307,000   Mazda Motor Corp. (Japan) (S)                                                             1,150,603
.........................................................................................................................
            20,100   Renault SA (France)                                                                       1,766,890
.........................................................................................................................
            61,500   Toyota Motor Corp. (Japan)                                                                2,201,155
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,118,648
------------------------------------------------------------------------------------------------------------------------
Banking (8.5%)
.........................................................................................................................
           169,846   Anglo Irish Bank Corp. PLC (Ireland)                                                      2,106,557
.........................................................................................................................
            44,355   BNP Paribas SA (France)                                                                   3,033,386
.........................................................................................................................
            60,944   Depfa Bank PLC (Ireland)                                                                    980,340
.........................................................................................................................
           176,920   DnB Holdings ASA (Norway)                                                                 1,835,330
.........................................................................................................................
           254,890   ICAP PLC (United Kingdom)                                                                 1,353,340
.........................................................................................................................
            25,092   KBC Groupe SA (Belgium)                                                                   1,977,997
.........................................................................................................................
           123,000   Nordea AB (Sweden)                                                                        1,115,580
.........................................................................................................................
           242,686   Northern Rock PLC (United Kingdom)                                                        3,448,348
.........................................................................................................................
            44,467   Royal Bank of Scotland Group PLC
                     (United Kingdom)                                                                          1,339,450
.........................................................................................................................
            64,709   Royal Bank of Scotland Group PLC
                     144A (United Kingdom)                                                                     1,949,186
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,139,514
------------------------------------------------------------------------------------------------------------------------
Basic Materials (1.3%)
.........................................................................................................................
           129,473   Antofagasta PLC (United Kingdom)                                                          2,821,293
------------------------------------------------------------------------------------------------------------------------
Beverage (1.1%)
.........................................................................................................................
            43,230   Coca-Cola Hellenic Bottling Co., SA
                     (Greece)                                                                                  1,174,068
.........................................................................................................................
            23,000   ITO EN, Ltd. (Japan)                                                                      1,180,465
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,354,533
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.6%)
.........................................................................................................................
            57,762   Gestevision Telecinco SA (Spain)                                                          1,346,948
.........................................................................................................................
           111,423   Mediaset SpA (Italy)                                                                      1,311,621
.........................................................................................................................
            29,600   Modern Times Group AB Class B
                     (Sweden) (NON)                                                                              904,802
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,563,371
------------------------------------------------------------------------------------------------------------------------
Building Materials (2.9%)
.........................................................................................................................
           288,321   BPB PLC (United Kingdom)                                                                  2,723,494
.........................................................................................................................
           146,887   CRH PLC (Ireland)                                                                         3,899,364
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,622,858
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.5%)
.........................................................................................................................
            34,900   BASF AG (Germany)                                                                         2,313,840
.........................................................................................................................
            22,500   Shin-Etsu Chemical Co. (Japan)                                                              851,244
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,165,084
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.1%)
.........................................................................................................................
            20,880   Kone OYJ Class B (Finland) (NON)                                                          1,251,124
.........................................................................................................................
            66,200   Securitas AB Class B (Sweden)                                                             1,102,659
.........................................................................................................................
             3,473   SGS Societe Generale Surveillance
                     Holding SA (Switzerland)                                                                  2,379,348
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,733,131
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.3%)
.........................................................................................................................
           176,358   Nokia OYJ (Finland)                                                                       2,935,766
------------------------------------------------------------------------------------------------------------------------
Computers (0.5%)
.........................................................................................................................
           137,000   Media Tek, Inc. (Taiwan) (NON)                                                            1,183,237
.........................................................................................................................
            46,700   TomTom NV (Netherlands) (NON)                                                             1,025,461
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,208,698
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.6%)
.........................................................................................................................
           116,168   Vivendi Universal SA (France)                                                             3,638,988
------------------------------------------------------------------------------------------------------------------------
Construction (1.5%)
.........................................................................................................................
            41,084   Vinci SA (France)                                                                         3,418,625
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
.........................................................................................................................
            72,809   Reckitt Benckiser PLC
                     (United Kingdom)                                                                          2,139,859
------------------------------------------------------------------------------------------------------------------------
Consumer Staples (0.5%)
.........................................................................................................................
            33,084   Orkla ASA (Norway)                                                                        1,214,393
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.7%)
.........................................................................................................................
            13,000   E.On AG (Germany)                                                                         1,154,475
.........................................................................................................................
           518,593   National Thermal Power Corp., Ltd.
                     (India)                                                                                     989,738
.........................................................................................................................
            20,300   National Thermal Power 144A (India)                                                          38,743
.........................................................................................................................
            88,010   Scottish and Southern Energy PLC
                     (United Kingdom)                                                                          1,591,784
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,774,740
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.0%)
.........................................................................................................................
            31,207   Siemens AG (Germany)                                                                      2,271,588
------------------------------------------------------------------------------------------------------------------------
Electronics (5.5%)
.........................................................................................................................
            42,000   Ibiden Co., Ltd. (Japan)                                                                  1,099,763
.........................................................................................................................
           220,600   Omron Corp. (Japan)                                                                       4,865,383
.........................................................................................................................
             8,200   Samsung Electronics Co., Ltd.
                     (South Korea)                                                                             3,890,740
.........................................................................................................................
         1,464,910   Taiwan Semiconductor
                     Manufacturing Co., Ltd. (Taiwan)                                                          2,539,785
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,395,671
------------------------------------------------------------------------------------------------------------------------
Financial (0.5%)
.........................................................................................................................
           442,000   Hong Kong Exchanges and Clearing,
                     Ltd. (Hong Kong)                                                                          1,141,783
------------------------------------------------------------------------------------------------------------------------
Food (3.4%)
.........................................................................................................................
            39,600   Bunge, Ltd. (Bermuda)                                                                     2,510,640
.........................................................................................................................
            22,215   Carrefour Supermarche SA (France)                                                         1,072,315
.........................................................................................................................
            15,590   Nestle SA (Switzerland)                                                                   3,992,754
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,575,709
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.5%)
.........................................................................................................................
            36,050   Greek Organization of Football
                     Prognostics SA (Greece)                                                                   1,041,407
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.6%)
.........................................................................................................................
            76,348   Berkely Group Holdings PLC
                     (United Kingdom)                                                                          1,247,952
------------------------------------------------------------------------------------------------------------------------
Insurance (1.0%)
.........................................................................................................................
            54,830   Cathay Financial Holding Co., Ltd.
                     144A GDR (Taiwan)                                                                         1,099,603
.........................................................................................................................
           101,032   QBE Insurance Group, Ltd.
                     (Australia)                                                                               1,230,557
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,330,160
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (4.0%)
.........................................................................................................................
            62,000   Aeroplan Income Fund (Canada) (NON)                                                         597,468
.........................................................................................................................
            51,600   Aeroplan Income Fund 144A
                     (Canada) (NON)                                                                              497,248
.........................................................................................................................
            60,208   AWD Holding AG (Germany)                                                                  2,524,216
.........................................................................................................................
            33,299   Credit Suisse Group (Switzerland)                                                         1,307,236
.........................................................................................................................
           327,976   Macquarie Airports (Australia)                                                              892,264
.........................................................................................................................
           159,300   Nomura Securities Co., Ltd. (Japan)                                                       1,893,508
.........................................................................................................................
           771,740   SembCorp Industries, Ltd. (Singapore)                                                     1,218,865
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,930,805
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.4%)
.........................................................................................................................
            77,000   Glory, Ltd. (Japan)                                                                       1,232,691
.........................................................................................................................
            92,027   Wolseley PLC (United Kingdom)                                                             1,928,111
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,160,802
------------------------------------------------------------------------------------------------------------------------
Metals (2.2%)
.........................................................................................................................
            71,665   Rio Tinto, Ltd. (Australia)                                                               2,433,113
.........................................................................................................................
            34,800   Teck Corp. (Canada)                                                                       1,174,873
.........................................................................................................................
           142,426   Vedanta Resources PLC
                     (United Kingdom)                                                                          1,283,686
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,891,672
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.6%)
.........................................................................................................................
           437,000   Osaka Gas Co., Ltd. (Japan)                                                               1,378,640
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.7%)
.........................................................................................................................
            31,100   Canon, Inc. (Japan)                                                                       1,630,760
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (15.0%)
.........................................................................................................................
           219,503   BG Group PLC (United Kingdom)                                                             1,799,381
.........................................................................................................................
           681,610   BP PLC (United Kingdom)                                                                   7,089,844
.........................................................................................................................
            82,168   Canadian Natural Resources, Ltd.
                     (Canada)                                                                                  2,979,387
.........................................................................................................................
            89,208   ENI SpA (Italy)                                                                           2,286,661
.........................................................................................................................
            75,881   Royal Dutch Petroleum Co.
                     (Netherlands)                                                                             4,939,980
.........................................................................................................................
           186,000   Saipem SpA (Italy)                                                                        2,500,958
.........................................................................................................................
           257,309   Shell Transport & Trading Co. PLC
                     (United Kingdom)                                                                          2,493,307
.........................................................................................................................
           188,000   Statoil ASA (Norway)                                                                      3,820,332
.........................................................................................................................
            24,509   Total SA (France)                                                                         5,741,226
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,651,076
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (12.6%)
.........................................................................................................................
            50,627   AstraZeneca PLC
                     (London Exchange) (United Kingdom)                                                        2,092,654
.........................................................................................................................
           306,511   GlaxoSmithKline PLC
                     (United Kingdom)                                                                          7,397,449
.........................................................................................................................
           110,102   Novartis AG (Switzerland)                                                                 5,232,776
.........................................................................................................................
           130,400   Sankyo Co., Ltd. (Japan)                                                                  2,498,349
.........................................................................................................................
            44,765   Sanofi-Synthelabo SA (France)                                                             3,665,908
.........................................................................................................................
            90,000   Taisho Pharmaceutical Co., Ltd. (Japan)                                                   1,747,700
.........................................................................................................................
           102,200   Takeda Pharmaceutical Co., Ltd. (Japan)                                                   5,058,443
.........................................................................................................................
            25,600   Terumo Corp. (Japan)                                                                        736,135
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,429,414
------------------------------------------------------------------------------------------------------------------------
Railroads (0.7%)
.........................................................................................................................
            28,800   Canadian National Railway Co.
                     (Canada)                                                                                  1,662,380
------------------------------------------------------------------------------------------------------------------------
Real Estate (1.1%)
.........................................................................................................................
            68,000   Leopalace21 Corp. (Japan)                                                                 1,126,898
.........................................................................................................................
             5,428   Nexity (France)                                                                             210,076
.........................................................................................................................
            26,710   Nexity 144A (France)                                                                      1,033,737
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,370,711
------------------------------------------------------------------------------------------------------------------------
Retail (3.8%)
.........................................................................................................................
            89,200   Axfood AB (Sweden)                                                                        2,235,096
.........................................................................................................................
             5,720   Colruyt SA (Belgium)                                                                        778,806
.........................................................................................................................
            31,246   Inchcape PLC (United Kingdom)                                                             1,148,487
.........................................................................................................................
           119,864   Jeronimo Martins, SGPS, SA
                     (Portugal)                                                                                1,718,754
.........................................................................................................................
           142,000   Onward Kashiyama Co., Ltd. (Japan)                                                        1,795,948
.........................................................................................................................
            61,241   Woolworths, Ltd. (Australia)                                                                767,158
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,444,249
------------------------------------------------------------------------------------------------------------------------
Shipping (4.3%)
.........................................................................................................................
               393   AP Moller - Maersk A/S (Denmark)                                                          3,711,267
.........................................................................................................................
            25,672   Frontline, Ltd. (Bermuda) (S)                                                             1,013,980
.........................................................................................................................
             5,171   Kuehne & Nagel International AG
                     (Switzerland)                                                                             1,095,597
.........................................................................................................................
             5,331   Kuehne & Nagel International AG
                     144A (Switzerland)                                                                        1,129,496
.........................................................................................................................
           457,000   Nippon Yusen Kabushiki Kaisha (Japan)                                                     2,613,299
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,563,639
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.0%)
.........................................................................................................................
           132,773   Indra Sistemas SA Class A (Spain)                                                         2,622,966
.........................................................................................................................
            61,287   United Internet AG (Germany) (S)                                                          1,737,352
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,360,318
------------------------------------------------------------------------------------------------------------------------
Telecommunications (5.0%)
.........................................................................................................................
           287,500   China Mobile (Hong Kong), Ltd.
                     (Hong Kong)                                                                               1,062,778
.........................................................................................................................
            60,970   Hellenic Telecommunication
                     Organization (OTE) SA (Greece)                                                            1,181,023
.........................................................................................................................
            95,021   Inmarsat PLC (United Kingdom) (NON)                                                         575,603
.........................................................................................................................
           109,500   Inmarsat PLC 144A
                     (United Kingdom) (NON)                                                                      663,311
.........................................................................................................................
           322,981   Koninklijke (Royal) KPN NV
                     (Netherlands)                                                                             2,706,006
.........................................................................................................................
             1,037   NTT DoCoMo, Inc. (Japan)                                                                  1,526,085
.........................................................................................................................
         1,416,039   Vodafone Group PLC (United Kingdom)                                                       3,441,795
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,156,601
------------------------------------------------------------------------------------------------------------------------
Telephone (0.7%)
.........................................................................................................................
           619,000   China Netcom Group Corp. Hong Kong,
                     Ltd. (Hong Kong)                                                                            898,168
.........................................................................................................................
            34,204   Telekom Austria AG (Austria)                                                                665,047
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,563,215
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.6%)
.........................................................................................................................
               434   Japan Tobacco, Inc. (Japan)                                                               5,790,342
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.3%)
.........................................................................................................................
            20,880   Cargotec, Corp. Class B (Finland) (NON)                                                     583,100
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $194,081,946)                                                                    $222,878,632
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
         1,131,574   Putnam Prime Money Market Fund (e)                                                       $1,131,574
.........................................................................................................................
        $3,671,081   Short-term investments held as
                     collateral for loaned securities
                     with yields from 2.75% to 3.13% and
                     a due date of July 1, 2005 (d)                                                            3,670,800
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $4,802,374)                                                                        $4,802,374
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $198,884,320)                                                                    $227,681,006
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2005:
(as a percentage of Portfolio Value)
------------------------------------------------------------------------------
Australia                                                                 2.4%
...............................................................................
Belgium                                                                   1.2
...............................................................................
Bermuda                                                                   0.5
...............................................................................
Canada                                                                    3.3
...............................................................................
Denmark                                                                   1.7
...............................................................................
Finland                                                                   2.1
...............................................................................
France                                                                   10.5
...............................................................................
Germany                                                                   4.4
...............................................................................
Greece                                                                    1.5
...............................................................................
Hong Kong                                                                 1.4
...............................................................................
India                                                                     0.5
...............................................................................
Ireland                                                                   3.1
...............................................................................
Italy                                                                     2.7
...............................................................................
Japan                                                                    18.0
...............................................................................
Netherlands                                                               3.9
...............................................................................
Norway                                                                    3.1
...............................................................................
Portugal                                                                  0.8
...............................................................................
Singapore                                                                 0.5
...............................................................................
South Korea                                                               1.7
...............................................................................
Spain                                                                     1.8
...............................................................................
Sweden                                                                    2.4
...............................................................................
Switzerland                                                               6.8
...............................................................................
Taiwan                                                                    2.1
...............................................................................
United Kingdom                                                           21.7
...............................................................................
United States                                                             1.6
...............................................................................
Other                                                                     0.3
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------

Forward Currency Contracts to Buy at June 30, 2005 (Unaudited)
(aggregate face value $39,023,017)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar         $19,120,058  $19,204,668     7/20/05       $(84,610)
...............................................................................
British Pound               7,933,621    8,032,247     9/21/05        (98,626)
...............................................................................
Canadian Dollar             6,208,255    6,074,966     7/20/05        133,289
...............................................................................
Euro                        2,061,053    2,068,881     9/21/05         (7,828)
...............................................................................
Japanese Yen                2,826,727    2,926,937     8/17/05       (100,210)
...............................................................................
Swiss Franc                   709,158      715,318     9/21/05         (6,160)
------------------------------------------------------------------------------
                                                                    $(164,145)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2005 (Unaudited)
(aggregate face value $37,054,933)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar            $582,828     $581,603     7/20/05        $(1,225)
...............................................................................
British Pound               1,664,745    1,688,861     9/21/05         24,116
...............................................................................
Canadian Dollar             1,150,497    1,109,343     7/20/05        (41,154)
...............................................................................
Euro                       14,625,770   14,757,091     9/21/05        131,321
...............................................................................
Japanese Yen                5,231,430    5,349,017     8/17/05        117,587
...............................................................................
Norwegian Krone             5,119,021    5,194,639     9/21/05         75,618
...............................................................................
Swedish Krona               3,866,072    4,010,698     9/21/05        144,626
...............................................................................
Swiss Franc                 4,267,124    4,363,681     9/21/05         96,557
------------------------------------------------------------------------------
                                                                     $547,446
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT Investors Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (99.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.6%)
.........................................................................................................................
            36,000   Omnicom Group, Inc.                                                                      $2,874,960
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.1%)
.........................................................................................................................
               900   Boeing Co. (The)                                                                             59,400
.........................................................................................................................
             1,500   Lockheed Martin Corp.                                                                        97,305
.........................................................................................................................
             1,000   United Technologies Corp.                                                                    51,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 208,055
------------------------------------------------------------------------------------------------------------------------
Airlines (0.8%)
.........................................................................................................................
            81,500   JetBlue Airways Corp. (NON) (S)                                                           1,665,860
.........................................................................................................................
           190,500   Southwest Airlines Co. (S)                                                                2,653,665
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,319,525
------------------------------------------------------------------------------------------------------------------------
Banking (6.2%)
.........................................................................................................................
           116,500   Bank of America Corp.                                                                     5,313,565
.........................................................................................................................
           427,495   Commerce Bancorp, Inc. (S)                                                               12,957,373
.........................................................................................................................
            70,000   Doral Financial Corp.
                     (Puerto Rico) (S)                                                                         1,157,800
.........................................................................................................................
           311,604   U.S. Bancorp                                                                              9,098,837
.........................................................................................................................
            81,300   Washington Mutual, Inc.                                                                   3,308,097
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,835,672
------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.7%)
.........................................................................................................................
           147,337   Amgen, Inc. (NON)                                                                         8,907,995
.........................................................................................................................
               900   Biogen Idec, Inc. (NON)                                                                      31,005
.........................................................................................................................
               900   Genzyme Corp. (NON)                                                                          54,081
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,993,081
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.1%)
.........................................................................................................................
           173,100   Masco Corp.                                                                               5,497,656
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.4%)
.........................................................................................................................
            74,900   Comcast Corp. Class A (NON) (S)                                                           2,299,430
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.3%)
.........................................................................................................................
             3,700   E.I. du Pont de Nemours & Co.                                                               159,137
.........................................................................................................................
            26,100   PPG Industries, Inc.                                                                      1,638,036
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,797,173
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.8%)
.........................................................................................................................
           208,300   Cendant Corp.                                                                             4,659,671
.........................................................................................................................
           160,500   eBay, Inc. (NON)                                                                          5,298,105
.........................................................................................................................
             5,600   Google, Inc. Class A (NON)                                                                1,647,240
.........................................................................................................................
            54,900   IAC/InterActiveCorp. Class B (NON) (S)                                                    1,320,345
.........................................................................................................................
            67,200   Sabre Holdings Corp. (S)                                                                  1,340,640
.........................................................................................................................
           151,800   Yahoo!, Inc. (NON)                                                                        5,259,870
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,525,871
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.8%)
.........................................................................................................................
           742,900   Cisco Systems, Inc. (NON)                                                                14,196,819
.........................................................................................................................
             2,800   Qualcomm, Inc.                                                                               92,428
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,289,247
------------------------------------------------------------------------------------------------------------------------
Computers (4.7%)
.........................................................................................................................
           196,799   Apple Computer, Inc. (NON)                                                                7,244,171
.........................................................................................................................
           305,500   Dell, Inc. (NON)                                                                         12,070,305
.........................................................................................................................
           145,700   EMC Corp. (NON)                                                                           1,997,547
.........................................................................................................................
           116,100   Hewlett-Packard Co.                                                                       2,729,511
.........................................................................................................................
             1,300   Lexmark International, Inc.
                     Class A (NON) (S)                                                                            84,279
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,125,813
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.4%)
.........................................................................................................................
               700   3M Co.                                                                                       50,610
.........................................................................................................................
           240,853   Tyco International, Ltd.                                                                  7,032,908
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,083,518
------------------------------------------------------------------------------------------------------------------------
Consumer (0.6%)
.........................................................................................................................
           122,000   Eastman Kodak Co. (S)                                                                     3,275,700
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (5.1%)
.........................................................................................................................
           154,955   Capital One Financial Corp.                                                              12,397,950
.........................................................................................................................
           292,800   Countrywide Financial Corp. (S)                                                          11,305,008
.........................................................................................................................
           147,300   Providian Financial Corp. (NON)                                                           2,596,899
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,299,857
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.4%)
.........................................................................................................................
            56,000   Avon Products, Inc.                                                                       2,119,600
.........................................................................................................................
             2,400   Estee Lauder Cos., Inc. (The)
                     Class A                                                                                      93,912
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,213,512
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.6%)
.........................................................................................................................
            78,100   Alliance Data Systems Corp. (NON) (S)                                                     3,167,736
------------------------------------------------------------------------------------------------------------------------
Containers (--%)
.........................................................................................................................
             2,200   Sealed Air Corp. (NON)                                                                      109,538
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.1%)
.........................................................................................................................
             1,600   Dominion Resources, Inc.                                                                    117,424
.........................................................................................................................
             1,717   Entergy Corp.                                                                               129,719
.........................................................................................................................
             5,276   PG&E Corp.                                                                                  198,061
.........................................................................................................................
             5,700   Sierra Pacific Resources (NON) (S)                                                           70,965
.........................................................................................................................
             1,600   Wisconsin Energy Corp.                                                                       62,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 578,569
------------------------------------------------------------------------------------------------------------------------
Electronics (0.8%)
.........................................................................................................................
            49,500   Amphenol Corp. Class A                                                                    1,988,415
.........................................................................................................................
             4,200   Flextronics International, Ltd.
                     (Singapore) (NON) (S)                                                                        55,482
.........................................................................................................................
             5,200   Freescale Semiconductor, Inc.
                     Class A (NON) (S)                                                                           109,252
.........................................................................................................................
               651   Freescale Semiconductor, Inc.
                     Class B (NON)                                                                                13,788
.........................................................................................................................
            10,700   Intel Corp.                                                                                 278,842
.........................................................................................................................
            82,366   SanDisk Corp. (NON)                                                                       1,954,545
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,400,324
------------------------------------------------------------------------------------------------------------------------
Energy (--%)
.........................................................................................................................
             4,943   GlobalSantaFe Corp.
                     (Cayman Islands) (S)                                                                        201,674
------------------------------------------------------------------------------------------------------------------------
Financial (6.1%)
.........................................................................................................................
            12,070   Chicago Mercantile Exchange
                     Holdings, Inc. (The)                                                                      3,566,685
.........................................................................................................................
           197,600   Fannie Mae                                                                               11,539,840
.........................................................................................................................
           103,449   Freddie Mac                                                                               6,747,978
.........................................................................................................................
           142,400   Investors Financial Services Corp. (S)                                                    5,385,568
.........................................................................................................................
           108,500   PMI Group, Inc. (The)                                                                     4,229,330
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,469,401
------------------------------------------------------------------------------------------------------------------------
Health Care Services (5.0%)
.........................................................................................................................
            21,800   Aetna, Inc.                                                                               1,805,476
.........................................................................................................................
               900   AmerisourceBergen Corp.                                                                      62,235
.........................................................................................................................
            71,317   Cardinal Health, Inc.                                                                     4,106,433
.........................................................................................................................
            43,000   Express Scripts, Inc. (NON) (S)                                                           2,149,140
.........................................................................................................................
            72,100   HCA, Inc. (S)                                                                             4,085,907
.........................................................................................................................
            40,800   Humana, Inc. (NON)                                                                        1,621,392
.........................................................................................................................
            87,300   Medco Health Solutions, Inc. (NON) (S)                                                    4,658,328
.........................................................................................................................
            18,400   PacifiCare Health Systems, Inc. (NON)                                                     1,314,680
.........................................................................................................................
             1,000   Triad Hospitals, Inc. (NON)                                                                  54,640
.........................................................................................................................
           117,200   UnitedHealth Group, Inc.                                                                  6,110,808
.........................................................................................................................
             1,000   WellPoint, Inc. (NON)                                                                        69,640
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,038,679
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.1%)
.........................................................................................................................
            22,500   Lennar Corp.                                                                              1,427,625
.........................................................................................................................
             5,500   NVR, Inc. (NON)                                                                           4,455,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,882,625
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.4%)
.........................................................................................................................
            26,600   Whirlpool Corp. (S)                                                                       1,864,926
------------------------------------------------------------------------------------------------------------------------
Insurance (7.1%)
.........................................................................................................................
            83,793   ACE, Ltd. (Bermuda)                                                                       3,758,116
.........................................................................................................................
           412,677   American International Group, Inc.                                                       23,976,534
.........................................................................................................................
            98,800   Everest Re Group, Ltd. (Barbados)                                                         9,188,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,923,050
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (4.9%)
.........................................................................................................................
            61,900   Bear Stearns Cos., Inc. (The)                                                             6,433,886
.........................................................................................................................
            59,900   Goldman Sachs Group, Inc. (The)                                                           6,110,998
.........................................................................................................................
            90,100   Lehman Brothers Holdings, Inc. (S)                                                        8,945,128
.........................................................................................................................
            71,800   Morgan Stanley                                                                            3,767,346
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,257,358
------------------------------------------------------------------------------------------------------------------------
Leisure (1.3%)
.........................................................................................................................
           133,800   Harley-Davidson, Inc. (S)                                                                 6,636,480
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.4%)
.........................................................................................................................
            77,339   Las Vegas Sands Corp. (NON) (S)                                                           2,764,869
.........................................................................................................................
            87,600   Royal Caribbean Cruises, Ltd.                                                             4,236,336
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,001,205
------------------------------------------------------------------------------------------------------------------------
Machinery (1.5%)
.........................................................................................................................
            30,100   Caterpillar, Inc. (S)                                                                     2,868,831
.........................................................................................................................
            30,200   Cummins, Inc. (S)                                                                         2,253,222
.........................................................................................................................
            42,900   Parker-Hannifin Corp. (S)                                                                 2,660,229
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,782,282
------------------------------------------------------------------------------------------------------------------------
Media (--%)
.........................................................................................................................
             3,800   Walt Disney Co. (The)                                                                        95,684
------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.3%)
.........................................................................................................................
            28,300   Becton, Dickinson and Co.                                                                 1,484,901
.........................................................................................................................
             2,100   Medtronic, Inc.                                                                             108,759
.........................................................................................................................
             1,400   St. Jude Medical, Inc. (NON)                                                                 61,054
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,654,714
------------------------------------------------------------------------------------------------------------------------
Metals (1.0%)
.........................................................................................................................
            50,800   Alcoa, Inc.                                                                               1,327,404
.........................................................................................................................
           142,276   BHP Billiton PLC (United Kingdom)                                                         1,825,390
.........................................................................................................................
            56,000   United States Steel Corp.                                                                 1,924,720
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,077,514
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (10.1%)
.........................................................................................................................
            53,000   Amerada Hess Corp.                                                                        5,645,030
.........................................................................................................................
             2,100   Apache Corp.                                                                                135,660
.........................................................................................................................
           112,400   ChevronTexaco Corp.                                                                       6,285,408
.........................................................................................................................
            76,600   Devon Energy Corp.                                                                        3,882,088
.........................................................................................................................
           361,909   ExxonMobil Corp.                                                                         20,798,910
.........................................................................................................................
           113,400   Marathon Oil Corp.                                                                        6,052,158
.........................................................................................................................
            24,800   Occidental Petroleum Corp.                                                                1,907,864
.........................................................................................................................
            16,500   Suncor Energy, Inc. (Canada)                                                                780,780
.........................................................................................................................
            66,200   Valero Energy Corp.                                                                       5,237,082
.........................................................................................................................
            49,500   XTO Energy, Inc.                                                                          1,682,505
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,407,485
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.1%)
.........................................................................................................................
               800   Eli Lilly Co.                                                                                44,568
.........................................................................................................................
           195,100   Johnson & Johnson                                                                        12,681,500
.........................................................................................................................
           131,400   Merck & Co., Inc. (S)                                                                     4,047,120
.........................................................................................................................
           433,707   Pfizer, Inc.                                                                             11,961,639
.........................................................................................................................
            88,200   Teva Pharmaceutical Industries,
                     Ltd. ADR (Israel) (S)                                                                     2,746,548
.........................................................................................................................
             2,400   Wyeth                                                                                       106,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,588,175
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.7%)
.........................................................................................................................
           265,300   Xerox Corp. (NON) (S)                                                                     3,658,487
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.7%)
.........................................................................................................................
           231,600   AES Corp. (The) (NON)                                                                     3,793,608
------------------------------------------------------------------------------------------------------------------------
Publishing (0.8%)
.........................................................................................................................
            91,100   McGraw-Hill Companies, Inc. (The)                                                         4,031,175
.........................................................................................................................
             1,500   R. R. Donnelley & Sons Co. (S)                                                               51,765
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,082,940
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.8%)
.........................................................................................................................
             1,900   BellSouth Corp.                                                                              50,483
.........................................................................................................................
             4,004   SBC Communications, Inc.                                                                     95,095
.........................................................................................................................
           121,102   Verizon Communications, Inc.                                                              4,184,074
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,329,652
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.5%)
.........................................................................................................................
           125,800   McDonald's Corp.                                                                          3,490,950
.........................................................................................................................
             1,200   Outback Steakhouse, Inc. (S)                                                                 54,288
.........................................................................................................................
            80,000   Yum! Brands, Inc. (S)                                                                     4,166,400
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,711,638
------------------------------------------------------------------------------------------------------------------------
Retail (7.1%)
.........................................................................................................................
               800   Abercrombie & Fitch Co. Class A                                                              54,960
.........................................................................................................................
            18,043   AutoZone, Inc. (NON)                                                                      1,668,256
.........................................................................................................................
            89,400   Best Buy Co., Inc.                                                                        6,128,370
.........................................................................................................................
            41,900   Borders Group, Inc.                                                                       1,060,489
.........................................................................................................................
            43,600   Coach, Inc. (NON)                                                                         1,463,652
.........................................................................................................................
            47,900   Dillards, Inc. Class A (S)                                                                1,121,818
.........................................................................................................................
           206,000   Home Depot, Inc. (The)                                                                    8,013,400
.........................................................................................................................
             2,045   Kohl's Corp. (NON)                                                                          114,336
.........................................................................................................................
           112,800   Lowe's Cos., Inc.                                                                         6,567,216
.........................................................................................................................
            24,500   Michaels Stores, Inc.                                                                     1,013,565
.........................................................................................................................
           176,600   Office Depot, Inc. (NON)                                                                  4,033,544
.........................................................................................................................
            65,000   Safeway, Inc. (S)                                                                         1,468,350
.........................................................................................................................
             3,500   Sears Holdings Corp. (NON)                                                                  524,545
.........................................................................................................................
           173,800   Staples, Inc.                                                                             3,705,416
.........................................................................................................................
             3,200   Supervalu, Inc.                                                                             104,352
------------------------------------------------------------------------------------------------------------------------
                                                                                                              37,042,269
------------------------------------------------------------------------------------------------------------------------
Schools (1.1%)
.........................................................................................................................
            70,500   Apollo Group, Inc. Class A (NON) (S)                                                      5,514,510
------------------------------------------------------------------------------------------------------------------------
Semiconductor (--%)
.........................................................................................................................
             6,700   Applied Materials, Inc.                                                                     108,406
------------------------------------------------------------------------------------------------------------------------
Shipping (0.3%)
.........................................................................................................................
            32,100   Yellow Roadway Corp. (NON)                                                                1,630,680
------------------------------------------------------------------------------------------------------------------------
Software (4.1%)
.........................................................................................................................
           122,300   Adobe Systems, Inc.                                                                       3,500,226
.........................................................................................................................
            63,800   Autodesk, Inc. (S)                                                                        2,192,806
.........................................................................................................................
           139,600   Citrix Systems, Inc. (NON)                                                                3,023,736
.........................................................................................................................
            34,100   Mercury Interactive Corp. (NON) (S)                                                       1,308,076
.........................................................................................................................
             8,300   Microsoft Corp. (SEG)                                                                       206,172
.........................................................................................................................
           381,800   Oracle Corp. (NON)                                                                        5,039,760
.........................................................................................................................
             4,800   Red Hat, Inc. (NON) (S)                                                                      62,880
.........................................................................................................................
           278,500   Symantec Corp. (NON) (S)                                                                  6,054,590
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,388,246
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.1%)
.........................................................................................................................
            59,500   Accenture, Ltd. Class A (Bermuda) (NON)                                                   1,348,865
.........................................................................................................................
             1,200   Automatic Data Processing, Inc.                                                              50,364
.........................................................................................................................
            32,500   Equifax, Inc.                                                                             1,160,575
.........................................................................................................................
            82,100   Fair Isaac Corp.                                                                          2,996,650
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,556,454
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.1%)
.........................................................................................................................
             3,700   Nextel Communications, Inc. Class A (NON)                                                   119,547
.........................................................................................................................
             5,100   Sprint Corp. (FON Group)                                                                    127,959
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 247,506
------------------------------------------------------------------------------------------------------------------------
Textiles (0.6%)
.........................................................................................................................
            38,100   NIKE, Inc. Class B                                                                        3,299,460
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.4%)
.........................................................................................................................
           168,200   Altria Group, Inc.                                                                       10,875,812
.........................................................................................................................
            52,100   Loews Corp. - Carolina Group                                                              1,735,972
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,611,784
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.3%)
.........................................................................................................................
            35,800   Autoliv, Inc. (Sweden)                                                                    1,568,041
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $449,036,461)                                                                    $515,320,170
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (10.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
           440,039   Putnam Prime Money Market Fund (e)                                                         $440,039
.........................................................................................................................
       $51,471,510   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                      51,451,644
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $51,891,683)                                                                      $51,891,683
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $500,928,144)                                                                    $567,211,853
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                            Number of               Expiration     Unrealized
                            Contracts        Value        Date   Appreciation
...............................................................................
S&P 500 Index (Long)                4   $1,195,500      Sep-05           $485
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.





Putnam VT Mid Cap Value Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (98.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.9%)
.........................................................................................................................
            52,670   Interpublic Group of Cos., Inc.
                     (The) (NON)                                                                                $641,521
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.0%)
.........................................................................................................................
             8,980   L-3 Communications Holdings, Inc.                                                           687,688
------------------------------------------------------------------------------------------------------------------------
Banking (8.3%)
.........................................................................................................................
            12,660   City National Corp.                                                                         907,849
.........................................................................................................................
            13,240   Comerica, Inc.                                                                              765,272
.........................................................................................................................
            19,330   Compass Bancshares, Inc.                                                                    869,850
.........................................................................................................................
            18,680   Cullen/Frost Bankers, Inc.                                                                  890,102
.........................................................................................................................
            14,416   Marshall & Ilsley Corp.                                                                     640,791
.........................................................................................................................
            22,780   Synovus Financial Corp.                                                                     653,103
.........................................................................................................................
             2,500   Westcorp                                                                                    131,050
.........................................................................................................................
            11,500   Zions Bancorp.                                                                              845,595
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,703,612
------------------------------------------------------------------------------------------------------------------------
Beverage (1.4%)
.........................................................................................................................
            15,610   Molson Coors Brewing Co. Class B                                                            967,820
------------------------------------------------------------------------------------------------------------------------
Building Materials (2.2%)
.........................................................................................................................
            14,780   Sherwin Williams Co.                                                                        695,990
.........................................................................................................................
            12,300   Vulcan Materials Co.                                                                        799,377
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,495,367
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.5%)
.........................................................................................................................
             7,413   Liberty Global, Inc. Class A (NON)                                                          345,965
------------------------------------------------------------------------------------------------------------------------
Chemicals (2.9%)
.........................................................................................................................
            43,080   Great Lakes Chemical Corp.                                                                1,355,728
.........................................................................................................................
            13,280   Rohm & Haas Co.                                                                             615,395
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,971,123
------------------------------------------------------------------------------------------------------------------------
Coal (0.8%)
.........................................................................................................................
             9,820   CONSOL Energy, Inc.                                                                         526,156
------------------------------------------------------------------------------------------------------------------------
Computers (1.1%)
.........................................................................................................................
            11,720   Logitech International SA ADR
                     (Switzerland) (NON)                                                                         747,502
------------------------------------------------------------------------------------------------------------------------
Consumer (2.0%)
.........................................................................................................................
            50,570   Eastman Kodak Co.                                                                         1,357,805
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (5.3%)
.........................................................................................................................
            84,900   AmeriCredit Corp. (NON)                                                                   2,164,950
.........................................................................................................................
            81,350   Providian Financial Corp. (NON)                                                           1,434,201
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,599,151
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.5%)
.........................................................................................................................
            23,340   Alberto-Culver Co.                                                                        1,011,322
------------------------------------------------------------------------------------------------------------------------
Containers (1.3%)
.........................................................................................................................
            13,970   Ball Corp.                                                                                  502,361
.........................................................................................................................
            15,470   Owens-Illinois, Inc. (NON)                                                                  387,524
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 889,885
------------------------------------------------------------------------------------------------------------------------
Distributors (1.5%)
.........................................................................................................................
            36,280   Hughes Supply, Inc.                                                                       1,019,468
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (6.5%)
.........................................................................................................................
             8,950   Ameren Corp.                                                                                494,935
.........................................................................................................................
            15,250   Edison International                                                                        618,388
.........................................................................................................................
            18,340   Energy East Corp.                                                                           531,493
.........................................................................................................................
            22,204   FPL Group, Inc.                                                                             933,900
.........................................................................................................................
            11,600   PPL Corp.                                                                                   688,808
.........................................................................................................................
             6,250   Progress Energy, Inc.                                                                       282,750
.........................................................................................................................
             1,970   TXU Corp.                                                                                   163,687
.........................................................................................................................
            19,390   Wisconsin Energy Corp.                                                                      756,210
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,470,171
------------------------------------------------------------------------------------------------------------------------
Electronics (6.5%)
.........................................................................................................................
            27,910   American Power Conversion Corp.                                                             658,397
.........................................................................................................................
            20,690   Amphenol Corp. Class A                                                                      831,117
.........................................................................................................................
           278,660   Atmel Corp. (NON)                                                                           660,424
.........................................................................................................................
            16,300   Avnet, Inc. (NON)                                                                           367,239
.........................................................................................................................
            29,330   Jabil Circuit, Inc. (NON)                                                                   901,311
.........................................................................................................................
            41,690   MEMC Electronic Materials, Inc. (NON)                                                       657,451
.........................................................................................................................
             7,260   W.W. Grainger, Inc.                                                                         397,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,473,714
------------------------------------------------------------------------------------------------------------------------
Energy (2.7%)
.........................................................................................................................
            10,900   GlobalSantaFe Corp.
                     (Cayman Islands)                                                                            444,720
.........................................................................................................................
            29,960   National-Oilwell, Inc. (NON)                                                              1,424,298
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,869,018
------------------------------------------------------------------------------------------------------------------------
Financial (1.6%)
.........................................................................................................................
            24,680   CIT Group, Inc.                                                                           1,060,500
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.2%)
.........................................................................................................................
            34,360   Louisiana-Pacific Corp.                                                                     844,569
------------------------------------------------------------------------------------------------------------------------
Health Care Services (6.6%)
.........................................................................................................................
            26,750   AmerisourceBergen Corp.                                                                   1,849,763
.........................................................................................................................
            21,000   Lincare Holdings, Inc. (NON)                                                                857,640
.........................................................................................................................
            29,840   Omnicare, Inc.                                                                            1,266,111
.........................................................................................................................
             9,440   Triad Hospitals, Inc. (NON)                                                                 515,802
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,489,316
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.5%)
.........................................................................................................................
            10,370   Lennar Corp.                                                                                657,977
.........................................................................................................................
             3,360   Toll Brothers, Inc. (NON)                                                                   341,208
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 999,185
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (1.5%)
.........................................................................................................................
            14,220   Whirlpool Corp.                                                                             996,964
------------------------------------------------------------------------------------------------------------------------
Insurance (2.9%)
.........................................................................................................................
             8,970   Loews Corp.                                                                                 695,175
.........................................................................................................................
             8,793   Mercury General Corp.                                                                       479,394
.........................................................................................................................
             3,720   Stancorp Financial Group                                                                    284,878
.........................................................................................................................
             6,940   XL Capital, Ltd. Class A (Bermuda)                                                          516,475
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,975,922
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.1%)
.........................................................................................................................
             2,780   Bear Stearns Cos., Inc. (The)                                                               288,953
.........................................................................................................................
            14,510   Federated Investors, Inc.                                                                   435,445
.........................................................................................................................
            16,420   IndyMac Bancorp, Inc.                                                                       668,787
.........................................................................................................................
            19,450   Nuveen Investments, Inc. Class A                                                            731,709
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,124,894
------------------------------------------------------------------------------------------------------------------------
Leisure (1.3%)
.........................................................................................................................
            20,290   Brunswick Corp.                                                                             878,963
------------------------------------------------------------------------------------------------------------------------
Machinery (1.3%)
.........................................................................................................................
             8,760   Parker-Hannifin Corp.                                                                       543,208
.........................................................................................................................
             9,520   Terex Corp. (NON)                                                                           375,088
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 918,296
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.9%)
.........................................................................................................................
            11,750   Hillenbrand Industries, Inc.                                                                593,963
------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.0%)
.........................................................................................................................
            31,730   Cytyc Corp. (NON)                                                                           699,964
------------------------------------------------------------------------------------------------------------------------
Metals (1.5%)
.........................................................................................................................
             7,740   Phelps Dodge Corp.                                                                          715,950
.........................................................................................................................
             8,750   United States Steel Corp.                                                                   300,738
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,016,688
------------------------------------------------------------------------------------------------------------------------
Miscellaneous (0.9%)
.........................................................................................................................
             5,041   iShares Russell 2000
                     Value Index Fund                                                                            595,796
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.4%)
.........................................................................................................................
            10,520   National Fuel Gas Co.                                                                       304,133
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (6.2%)
.........................................................................................................................
             4,740   Amerada Hess Corp.                                                                          504,857
.........................................................................................................................
            19,280   EOG Resources, Inc.                                                                       1,095,104
.........................................................................................................................
             6,540   Marathon Oil Corp.                                                                          349,040
.........................................................................................................................
            27,920   Newfield Exploration Co. (NON)                                                            1,113,729
.........................................................................................................................
             9,940   Questar Corp.                                                                               655,046
.........................................................................................................................
            15,050   Western Gas Resources, Inc.                                                                 525,245
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,243,021
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (2.8%)
.........................................................................................................................
            25,690   Andrx Group (NON)                                                                           521,764
.........................................................................................................................
            31,290   IVAX Corp. (NON)                                                                            672,735
.........................................................................................................................
            21,381   Par Pharmaceutical Cos., Inc. (NON)                                                         680,130
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,874,629
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.5%)
.........................................................................................................................
            21,310   AES Corp. (The) (NON)                                                                       349,058
------------------------------------------------------------------------------------------------------------------------
Real Estate (4.3%)
.........................................................................................................................
            14,730   Archstone-Smith Operating Trust (R)                                                         568,873
.........................................................................................................................
            23,270   Capital Automotive (R)                                                                      888,216
.........................................................................................................................
            13,580   CBL & Associates Properties (R)                                                             584,891
.........................................................................................................................
            22,420   General Growth Properties, Inc. (R)                                                         921,238
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,963,218
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.3%)
.........................................................................................................................
             6,630   Darden Restaurants, Inc.                                                                    218,657
------------------------------------------------------------------------------------------------------------------------
Retail (5.3%)
.........................................................................................................................
            21,350   Claire's Stores, Inc.                                                                       513,468
.........................................................................................................................
            28,520   Foot Locker, Inc.                                                                           776,314
.........................................................................................................................
            40,230   Office Depot, Inc. (NON)                                                                    918,853
.........................................................................................................................
           188,020   Rite Aid Corp. (NON)                                                                        785,924
.........................................................................................................................
            22,450   Ross Stores, Inc.                                                                           649,030
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,643,589
------------------------------------------------------------------------------------------------------------------------
Shipping (1.0%)
.........................................................................................................................
            14,890   CNF Transportation, Inc.                                                                    668,561
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.0%)
.........................................................................................................................
            43,360   Ingram Micro, Inc. Class A (NON)                                                            679,018
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.7%)
.........................................................................................................................
            54,410   Earthlink, Inc. (NON)                                                                       471,191
------------------------------------------------------------------------------------------------------------------------
Toys (0.9%)
.........................................................................................................................
            33,800   Mattel, Inc.                                                                                618,540
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.9%)
.........................................................................................................................
            13,550   Autoliv, Inc. (Sweden)                                                                      593,490
------------------------------------------------------------------------------------------------------------------------
Waste Management (2.0%)
.........................................................................................................................
            86,890   Allied Waste Industries, Inc. (NON)                                                         689,038
.........................................................................................................................
            18,350   Republic Services, Inc.                                                                     660,776
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,349,814
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $60,548,933)                                                                      $66,949,227
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.5%) (a) (cost $2,381,814)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
         2,381,814   Putnam Prime Money Market Fund (e)                                                       $2,381,814
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $62,930,747)                                                                      $69,331,041
------------------------------------------------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.





Putnam VT Money Market Fund

The fund's portfolio
June 30, 2005 (Unaudited)

Commercial paper (65.5%) (a)
------------------------------------------------------------------------------------------------------------------------
                                                                                                     Maturity
Principal Amount                                                                           Yield (%)     Date      Value
.........................................................................................................................
Domestic (38.3%)
.........................................................................................................................
        $1,000,000   Amstel Funding
                     Corp.                                                                   3.325    9/30/05   $991,734
.........................................................................................................................
         2,000,000   Amstel Funding
                     Corp.                                                                   3.226    8/22/05  1,990,756
.........................................................................................................................
         5,807,000   Amstel Funding
                     Corp.                                                                   3.093    7/15/05  5,800,002
.........................................................................................................................
         3,000,000   Atlantic Asset
                     Securitization Corp.                                                    3.295    7/22/05  2,994,243
.........................................................................................................................
         2,000,000   Bank of America
                     Corp.                                                                   3.130    8/12/05  1,992,790
.........................................................................................................................
         5,000,000   Bear Stearns Cos.                                                       3.258    8/16/05  4,979,300
.........................................................................................................................
         5,000,000   CAFCO, LLC                                                              3.282     8/2/05  4,985,467
.........................................................................................................................
         3,000,000   CAFCO, LLC                                                              3.266    8/26/05  2,984,880
.........................................................................................................................
         2,000,000   CAFCO, LLC                                                              3.095     7/7/05  1,998,973
.........................................................................................................................
         3,000,000   CIESCO, LLC                                                             3.087     7/6/05  2,998,721
.........................................................................................................................
         4,000,000   Citibank Credit
                     Card Issuance
                     Trust (Dakota)                                                          3.167    7/27/05  3,990,900
.........................................................................................................................
         2,000,000   Citibank Credit
                     Card Issuance
                     Trust (Dakota)                                                          3.125    7/13/05  1,997,927
.........................................................................................................................
         3,000,000   Citibank Credit
                     Card Issuance
                     Trust (Dakota)                                                          3.116    7/12/05  2,997,158
.........................................................................................................................
         2,000,000   Citigroup Global
                     Markets
                     Holdings, Inc.                                                          3.241    8/24/05  1,990,355
.........................................................................................................................
         3,700,000   Citigroup Global
                     Markets
                     Holdings, Inc.                                                          3.145     8/3/05  3,689,418
.........................................................................................................................
         3,000,000   Citigroup Global
                     Markets
                     Holdings, Inc.                                                          3.122    7/18/05  2,995,608
.........................................................................................................................
         2,000,000   CRC Funding, LLC                                                        3.159    7/26/05  1,995,639
.........................................................................................................................
         2,000,000   CRC Funding, LLC                                                        3.094     7/8/05  1,998,802
.........................................................................................................................
         3,000,000   Curzon
                     Funding, LLC                                                            3.107     7/5/05  2,998,970
.........................................................................................................................
         4,700,000   General Electric
                     Capital Corp.                                                           3.034     7/5/05  4,698,428
.........................................................................................................................
         3,500,000   General Electric
                     Capital Services                                                        3.126    7/20/05  3,494,255
.........................................................................................................................
         3,000,000   Govco, Inc.                                                             3.298     9/8/05  2,981,198
.........................................................................................................................
         2,000,000   Govco, Inc.                                                             3.216    8/18/05  1,991,493
.........................................................................................................................
         4,000,000   Govco, Inc.                                                             3.135    7/26/05  3,991,361
.........................................................................................................................
         3,000,000   Govco, Inc.                                                             3.084    7/20/05  2,995,155
.........................................................................................................................
         3,000,000   Govco, Inc.                                                             3.084    7/19/05  2,995,410
.........................................................................................................................
         5,166,000   Jupiter Securitization
                     Corp.                                                                   3.290     8/1/05  5,151,409
.........................................................................................................................
         5,000,000   KLIO II Funding
                     Corp.                                                                   3.368    9/12/05  4,966,136
.........................................................................................................................
         4,611,000   KLIO II Funding
                     Corp.                                                                   3.296     9/2/05  4,584,036
.........................................................................................................................
         5,000,000   KLIO II Funding
                     Corp.                                                                   3.259    7/21/05  4,990,972
.........................................................................................................................
         5,000,000   Master Funding,
                     LLC Ser. B                                                              3.447    9/15/05  4,963,900
.........................................................................................................................
         2,000,000   Master Funding,
                     LLC Ser. B                                                              3.303     8/4/05  1,993,786
.........................................................................................................................
         3,000,000   Master Funding,
                     LLC Ser. B                                                              3.211    7/19/05  2,995,200
.........................................................................................................................
         2,000,000   Metlife Funding                                                         3.300     9/9/05  1,987,361
.........................................................................................................................
         2,500,000   Morgan Stanley
                     Dean Witter & Co.                                                       3.319    8/17/05  2,489,229
.........................................................................................................................
         3,000,000   Morgan Stanley
                     Dean Witter & Co.                                                       3.267    8/10/05  2,989,167
.........................................................................................................................
         3,000,000   NATC California,
                     LLC (Chase
                     Manhattan Bank
                     (USA) (Letter of
                     Credit (LOC)))                                                          3.157    7/19/05  2,995,290
.........................................................................................................................
         2,848,000   Park Avenue
                     Receivables Corp.                                                       3.129    7/11/05  2,845,532
.........................................................................................................................
         5,000,000   Park Granada, LLC                                                       3.470    9/27/05  4,957,956
.........................................................................................................................
         6,000,000   Park Granada, LLC                                                       3.195     8/8/05  5,979,923
.........................................................................................................................
         2,070,000   Sheffield Receivables
                     Corp.                                                                   3.104    7/21/05  2,066,458
.........................................................................................................................
         2,306,000   Thunder Bay
                     Funding, Inc.                                                           3.162    7/22/05  2,301,763
.........................................................................................................................
         2,000,000   Windmill Funding
                     Corp.                                                                   3.265    8/10/05  1,992,778
.........................................................................................................................
         2,000,000   Yorktown
                     Capital, LLC                                                            3.148    7/11/05  1,998,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                             141,768,095
------------------------------------------------------------------------------------------------------------------------
Foreign (27.2%)
.........................................................................................................................
         4,000,000   Atlantis One
                     Funding Corp.
                     (Netherlands)                                                           3.438    9/23/05  3,968,173
.........................................................................................................................
         4,326,000   Atlantis One
                     Funding Corp.
                     (Netherlands)                                                           3.206    8/15/05  4,308,804
.........................................................................................................................
         2,278,000   Atlantis One
                     Funding Corp.
                     (Netherlands)                                                           3.018    7/25/05  2,273,474
.........................................................................................................................
         2,000,000   Banco Continental
                     de Panama, S.A.
                     (Calyon (LOC))
                     (France)                                                                3.677     3/3/06  1,951,272
.........................................................................................................................
         2,000,000   Banco Continental
                     de Panama, S.A.
                     (Calyon (LOC))
                     (France)                                                                3.499   11/29/05  1,971,142
.........................................................................................................................
         2,000,000   Banco Continental
                     de Panama, S.A.
                     (Calyon (LOC))
                     (France)                                                                3.376    9/29/05  1,983,300
.........................................................................................................................
         2,450,000   BNP Paribas
                     Finance, Inc. (France)                                                  3.264     8/4/05  2,442,480
.........................................................................................................................
         1,850,000   Calyon North
                     America, Inc.
                     (France)                                                                3.262     8/1/05  1,844,823
.........................................................................................................................
         2,000,000   Credit Suisse
                     First Boston
                     (USA), Inc.
                     (Switzerland)                                                           3.079     7/5/05  1,999,318
.........................................................................................................................
         2,500,000   Danske Corp.
                     (Denmark)                                                               3.502   12/12/05  2,460,822
.........................................................................................................................
         3,900,000   Danske Corp.
                     (Denmark)                                                               3.294    8/31/05  3,878,157
.........................................................................................................................
         1,600,000   Danske Corp.
                     (Denmark)                                                               3.210    8/11/05  1,594,187
.........................................................................................................................
         1,400,000   Danske Corp.
                     (Denmark)                                                               3.138     7/7/05  1,399,272
.........................................................................................................................
         3,750,000   Danske Corp.
                     (Denmark)                                                               3.011    8/22/05  3,733,940
.........................................................................................................................
         1,500,000   Danske Corp.
                     (Denmark)                                                               2.953     8/8/05  1,495,393
.........................................................................................................................
         1,550,000   Dexia Delaware,
                     LLC (Belgium)                                                           3.311    8/29/05  1,541,642
.........................................................................................................................
         1,300,000   Dexia Delaware,
                     LLC (Belgium)                                                           3.308    8/24/05  1,293,604
.........................................................................................................................
         4,700,000   DnB NOR
                     Bank ASA (Norway)                                                       3.363    9/23/05  4,662,781
.........................................................................................................................
         2,500,000   DnB NOR
                     Bank ASA (Norway)                                                       3.335    9/26/05  2,480,063
.........................................................................................................................
         3,000,000   Fortis Funding,
                     LLC (Belgium)                                                           3.077    8/25/05  2,986,113
.........................................................................................................................
         5,000,000   Greenwich Capital
                     Holdings, Inc. FRN,
                     (United Kingdom)                                                        3.220   12/19/05  5,000,000
.........................................................................................................................
         5,000,000   HBOS Treasury
                     Services PLC
                     (United Kingdom)                                                        3.145    7/29/05  4,987,867
.........................................................................................................................
         2,750,000   ING (US) Funding,
                     LLC (Netherlands)                                                       3.174    7/28/05  2,743,483
.........................................................................................................................
         6,000,000   ING (US) Funding,
                     LLC (Netherlands)                                                       3.085     7/8/05  5,996,413
.........................................................................................................................
         2,300,000   Nordea North
                     America, Inc.
                     (Sweden)                                                                3.255    8/26/05  2,288,444
.........................................................................................................................
         2,000,000   Spintab AB
                     (Sweden)                                                                3.258    9/22/05  1,985,221
.........................................................................................................................
         2,000,000   Spintab AB
                     (Sweden)                                                                3.045    8/18/05  1,992,000
.........................................................................................................................
         1,100,000   Swedbank
                     (Sweden)                                                                3.241     8/3/05  1,096,753
.........................................................................................................................
         4,892,000   Swedbank
                     (Sweden)                                                                3.151     7/1/05  4,892,000
.........................................................................................................................
         3,700,000   Tulip Funding
                     Corp. (Netherlands)                                                     3.135    7/25/05  3,692,329
.........................................................................................................................
         3,500,000   Tulip Funding
                     Corp. (Netherlands)                                                     3.084    7/13/05  3,496,430
.........................................................................................................................
         3,100,000   UBS Finance
                     (Delaware), LLC
                     (Switzerland)                                                           3.314    9/27/05  3,075,145
.........................................................................................................................
         3,000,000   Westpac Capital
                     Corp. (Australia)                                                       3.368    9/14/05  2,979,125
.........................................................................................................................
         4,400,000   Westpac Capital
                     Corp. (Australia)                                                       3.088     7/8/05  4,397,373
.........................................................................................................................
         1,600,000   Westpac Trust
                     Securities NZ, Ltd.
                     (Australia)                                                             3.432    9/26/05  1,586,853
------------------------------------------------------------------------------------------------------------------------
                                                                                                             100,478,196
------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Paper
                     (cost $242,246,291)                                                                    $242,246,291
------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (14.6%) (a)
------------------------------------------------------------------------------------------------------------------------
                                                                                                     Maturity
Principal Amount                                                                           Yield (%)     Date      Value
.........................................................................................................................
Domestic (2.2%)
.........................................................................................................................
        $3,750,000   Suntrust Bank FRN,
                     Ser. CD                                                                 3.200    5/12/06 $3,750,000
.........................................................................................................................
         4,250,000   Suntrust Bank
                     Ser. CD                                                                 3.330   10/12/05  4,250,083
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,000,083
------------------------------------------------------------------------------------------------------------------------
Foreign (12.4%)
.........................................................................................................................
         4,000,000   Barclays Bank PLC
                     Ser. ECD
                     (United Kingdom)                                                        3.175     8/9/05  3,999,976
.........................................................................................................................
         3,000,000   Barclays Bank PLC
                     Ser. ECD
                     (United Kingdom)                                                        3.100    7/21/05  3,000,017
.........................................................................................................................
         4,000,000   Barclays Bank PLC
                     Ser. ECD
                     (United Kingdom)                                                        3.080    7/14/05  4,000,012
.........................................................................................................................
         3,000,000   BNP Paribas FRN,
                     Ser. YCD (France)                                                       3.178    6/19/06  2,999,324
.........................................................................................................................
         3,000,000   Calyon Ser. YCD
                     (France)                                                                3.400   11/10/05  3,000,054
.........................................................................................................................
         3,000,000   Deutsche Bank AG
                     Ser. ECD (Germany)                                                      3.250    8/24/05  3,000,045
.........................................................................................................................
         2,000,000   Deutsche Bank AG
                     Ser. ECD (Germany)                                                      3.125    7/18/05  2,000,005
.........................................................................................................................
         3,500,000   Fortis Bank N.Y. Ser.
                     YCD (Belgium)                                                           3.220    9/16/05  3,500,000
.........................................................................................................................
         2,500,000   HBOS Treasury
                     Services PLC Ser. ECD
                     (United Kingdom)                                                        3.160    8/19/05  2,499,809
.........................................................................................................................
         3,000,000   Lloyds TSB Bank
                     PLC FRN, Ser. YCD
                     (United Kingdom)                                                        3.230    9/30/05  2,998,185
.........................................................................................................................
         2,000,000   Lloyds TSB Bank
                     PLC Ser. ECD
                     (United Kingdom)                                                        3.080     7/6/05  2,000,000
.........................................................................................................................
         3,000,000   Societe Generale
                     Ser. ECD (France)                                                       3.220    9/19/05  2,999,701
.........................................................................................................................
         3,000,000   Societe Generale
                     Ser. ECD (France)                                                       3.055    9/20/05  2,998,992
.........................................................................................................................
         5,000,000   Svenska
                     Handelsbanken
                     FRN, Ser. YCD1
                     (Sweden)                                                                3.270     4/3/06  4,998,495
.........................................................................................................................
         2,000,000   Swedbank
                     (New York) FRN,
                     Ser. YCD (Sweden)                                                       3.190    3/20/06  1,999,298
------------------------------------------------------------------------------------------------------------------------
                                                                                                              45,993,913
------------------------------------------------------------------------------------------------------------------------
                     Total Certificates of Deposit
                     (cost $53,996,996)                                                                      $53,993,996
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (8.6%) (a)
------------------------------------------------------------------------------------------------------------------------
                                                                                                     Maturity
Principal Amount                                                                           Yield (%)     Date      Value
.........................................................................................................................
        $2,000,000   Bank of New York
                     Co., Inc. (The)
                     144A sr. notes FRN,
                     Ser. XMTN                                                               3.160    8/10/06 $2,000,000
.........................................................................................................................
         4,700,000   Citigroup, Inc.
                     sr. notes FRN,
                     Ser. MTN                                                                3.480    3/29/06  4,701,598
.........................................................................................................................
         8,000,000   Lehman Brothers
                     Holdings FRN,
                     Ser. MTNG                                                               3.180     6/2/06  8,006,969
.........................................................................................................................
         6,095,000   Morgan Stanley
                     Dean Witter & Co.
                     sr. notes FRN                                                           3.750    3/27/06  6,108,627
.........................................................................................................................
         4,750,000   National City Bank
                     FRN, Ser. BKNT                                                          2.880     6/2/06  4,749,525
.........................................................................................................................
         2,750,000   U. S. Bank N.A.
                     FRN, Ser. BKNT                                                          3.350    12/5/05  2,750,466
.........................................................................................................................
         2,200,000   Wal-Mart Stores,
                     Inc. FRN                                                                3.274    3/16/06  2,198,456
.........................................................................................................................
         1,470,000   Wells Fargo
                     & Co. FRN                                                               3.480    6/12/06  1,470,000
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds
                     and Notes (cost $31,985,641)                                                            $31,985,641
------------------------------------------------------------------------------------------------------------------------
PROMISSORY NOTES (2.1%) (a)
------------------------------------------------------------------------------------------------------------------------
                                                                                                     Maturity
Principal Amount                                                                           Yield (%)     Date      Value
.........................................................................................................................
        $3,800,000   Goldman Sachs
                     Group, Inc. (The) FRN
                     (acquired 6/22/05,
                     cost $3,800,000) (RES)                                                  3.330    1/19/06 $3,800,000
.........................................................................................................................
         2,000,000   Goldman Sachs
                     Group, Inc. (The) FRN
                     (acquired 3/15/05,
                     cost $2,000,000) (RES)                                                  3.230    9/12/05  2,000,000
.........................................................................................................................
         2,000,000   Goldman Sachs
                     Group, Inc. (The)
                     FRN (acquired 1/4/05,
                     cost $2,000,000) (RES)                                                  3.120     7/5/05  2,000,000
------------------------------------------------------------------------------------------------------------------------
                     Total Promissory Notes
                     (cost $7,800,000)                                                                        $7,800,000
------------------------------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (1.0%) (a) (cost $3,854,948)
------------------------------------------------------------------------------------------------------------------------
                                                                                                     Maturity
Principal Amount                                                                           Yield (%)     Date      Value
.........................................................................................................................
        $3,854,948   TIAA Real Estate
                     CDO, Ltd. 144A
                     FRN, Ser. 03-1A,
                     Class A1MM,
                     (Cayman Islands)                                                        3.350    9/28/05 $3,854,948
------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.0%) (a)
------------------------------------------------------------------------------------------------------------------------
                                                                                                     Maturity
Principal Amount                                                                           Yield (%)     Date      Value
.........................................................................................................................
        $1,750,000   Fannie Mae FRN                                                          3.040     9/7/06 $1,748,160
.........................................................................................................................
         2,000,000   Federal Farm
                     Credit Bank FRB                                                         3.170    7/20/06  1,999,246
------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency
                     Obligations (cost $3,747,406)                                                            $3,747,406
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (7.1%) (a) (cost $26,400,000)
------------------------------------------------------------------------------------------------------------------------
    Principal Amount                                                                                               Value
.........................................................................................................................
       $26,400,000   Interest in $690,000,000 joint
                     tri-party repurchase agreement
                     dated June 30, 2005 with UBS
                     Securities, LLC due July 1, 2005
                     with respect to various U.S.
                     Government obligations -- maturity
                     value of $26,402,530 for an
                     effective yield of 3.45%
                     (collateralized by Fannie Mae and
                     Freddie mac with yields ranging
                     from 3.00% to 11.00% and due dates
                     ranging from September 1, 2005
                     to July 1, 2035, valued at
                     $703,802,422)                                                                           $26,400,000
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $370,028,282)                                                                    $370,028,282
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2005:
(as a percentage of Portfolio Value)
------------------------------------------------------------------------------
Australia                                                                 2.4%
...............................................................................
Belgium                                                                   2.5
...............................................................................
Cayman Islands                                                            1.0
...............................................................................
Denmark                                                                   3.9
...............................................................................
France                                                                    6.0
...............................................................................
Germany                                                                   1.4
...............................................................................
Netherlands                                                               7.2
...............................................................................
Norway                                                                    1.9
...............................................................................
Sweden                                                                    5.2
...............................................................................
Switzerland                                                               1.4
...............................................................................
United Kingdom                                                            7.7
...............................................................................
United States                                                            59.4
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.





Putnam VT New Opportunities Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (99.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (0.7%)
.........................................................................................................................
           146,500   Raytheon Co.                                                                             $5,731,080
.........................................................................................................................
           104,600   Rockwell Collins, Inc.                                                                    4,987,328
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,718,408
------------------------------------------------------------------------------------------------------------------------
Banking (1.2%)
.........................................................................................................................
           140,700   TCF Financial Corp.                                                                       3,641,316
.........................................................................................................................
            82,700   UnionBanCal Corp.                                                                         5,534,284
.........................................................................................................................
            45,700   Westcorp                                                                                  2,395,594
.........................................................................................................................
           111,400   Zions Bancorp.                                                                            8,191,242
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,762,436
------------------------------------------------------------------------------------------------------------------------
Beverage (0.3%)
.........................................................................................................................
           150,800   Pepsi Bottling Group, Inc. (The)                                                          4,314,388
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.8%)
.........................................................................................................................
            77,000   Affymetrix, Inc. (NON)                                                                    4,152,610
.........................................................................................................................
           260,100   Amgen, Inc. (NON)                                                                        15,725,646
.........................................................................................................................
           113,100   Celgene Corp. (NON)                                                                       4,611,087
.........................................................................................................................
           106,500   Connetics Corp. (NON)                                                                     1,878,660
.........................................................................................................................
           221,700   Genzyme Corp. (NON)                                                                      13,321,953
.........................................................................................................................
            45,800   Invitrogen Corp. (NON)                                                                    3,814,682
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,504,638
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.6%)
.........................................................................................................................
           301,000   XM Satellite Radio Holdings, Inc.
                     Class A (NON)                                                                            10,131,660
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.3%)
.........................................................................................................................
            87,900   Sherwin Williams Co.                                                                      4,139,211
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.3%)
.........................................................................................................................
            69,200   PPG Industries, Inc.                                                                      4,342,992
------------------------------------------------------------------------------------------------------------------------
Coal (0.4%)
.........................................................................................................................
           105,000   CONSOL Energy, Inc.                                                                       5,625,900
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.4%)
.........................................................................................................................
             6,100   Administaff, Inc.                                                                           144,936
.........................................................................................................................
           181,700   Corporate Executive Board Co. (The)                                                      14,232,561
.........................................................................................................................
            24,500   Google, Inc. Class A (NON)                                                                7,206,675
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,584,172
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (4.9%)
.........................................................................................................................
         2,309,600   Cisco Systems, Inc. (NON)                                                                44,136,456
.........................................................................................................................
            89,400   F5 Networks, Inc. (NON)                                                                   4,222,809
.........................................................................................................................
           438,900   Harris Corp.                                                                             13,698,069
.........................................................................................................................
           361,100   Nokia OYJ ADR (Finland)                                                                   6,008,704
.........................................................................................................................
           245,200   Scientific-Atlanta, Inc.                                                                  8,157,804
.........................................................................................................................
            99,400   Tellabs, Inc. (NON)                                                                         864,780
------------------------------------------------------------------------------------------------------------------------
                                                                                                              77,088,622
------------------------------------------------------------------------------------------------------------------------
Computers (4.8%)
.........................................................................................................................
           134,500   Anixter International, Inc. (NON)                                                         4,999,365
.........................................................................................................................
           266,200   Apple Computer, Inc. (NON)                                                                9,798,822
.........................................................................................................................
           647,800   Dell, Inc. (NON)                                                                         25,594,578
.........................................................................................................................
            74,800   Lexmark International, Inc.
                     Class A (NON)                                                                             4,849,284
.........................................................................................................................
           141,400   Micros Systems, Inc. (NON)                                                                6,327,650
.........................................................................................................................
           111,000   NCR Corp. (NON)                                                                           3,898,320
.........................................................................................................................
           459,300   Network Appliance, Inc. (NON)                                                            12,984,411
.........................................................................................................................
            89,250   Take-Two Interactive
                     Software, Inc. (NON)                                                                      2,271,413
.........................................................................................................................
           375,800   Western Digital Corp. (NON)                                                               5,043,236
------------------------------------------------------------------------------------------------------------------------
                                                                                                              75,767,079
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.5%)
.........................................................................................................................
            92,300   Danaher Corp.                                                                             4,830,982
.........................................................................................................................
            35,200   Textron, Inc.                                                                             2,669,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,500,902
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (2.1%)
.........................................................................................................................
           297,800   Black & Decker Manufacturing Co.                                                         26,757,330
.........................................................................................................................
            85,900   Harman International
                     Industries, Inc.                                                                          6,988,824
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,746,154
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.2%)
.........................................................................................................................
           223,400   Capital One Financial Corp.                                                              17,874,234
.........................................................................................................................
           181,100   Countrywide Financial Corp.                                                               6,992,271
.........................................................................................................................
             9,600   First Marblehead Corp. (The) (NON)                                                          336,576
.........................................................................................................................
           514,800   Providian Financial Corp. (NON)                                                           9,075,924
------------------------------------------------------------------------------------------------------------------------
                                                                                                              34,279,005
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (4.1%)
.........................................................................................................................
           213,300   Energizer Holdings, Inc. (NON)                                                           13,260,861
.........................................................................................................................
           105,800   Newell Rubbermaid, Inc.                                                                   2,522,272
.........................................................................................................................
           815,700   Procter & Gamble Co. (The)                                                               43,028,175
.........................................................................................................................
            75,800   Weight Watchers
                     International, Inc. (NON)                                                                 3,912,038
.........................................................................................................................
            50,500   Yankee Candle Co., Inc. (The)                                                             1,621,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                              64,344,396
------------------------------------------------------------------------------------------------------------------------
Consumer Services (1.9%)
.........................................................................................................................
           310,300   Alliance Data Systems Corp. (NON)                                                        12,585,768
.........................................................................................................................
           178,700   Getty Images, Inc. (NON)                                                                 13,270,262
.........................................................................................................................
            20,900   Labor Ready, Inc. (NON)                                                                     487,179
.........................................................................................................................
           275,500   Valueclick, Inc. (NON)                                                                    3,396,915
------------------------------------------------------------------------------------------------------------------------
                                                                                                              29,740,124
------------------------------------------------------------------------------------------------------------------------
Distributors (0.2%)
.........................................................................................................................
            91,200   Hughes Supply, Inc.                                                                       2,562,720
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.3%)
.........................................................................................................................
           176,600   WESCO International, Inc. (NON)                                                           5,541,708
------------------------------------------------------------------------------------------------------------------------
Electronics (6.9%)
.........................................................................................................................
           146,700   Amphenol Corp. Class A                                                                    5,892,939
.........................................................................................................................
           100,800   Arrow Electronics, Inc. (NON)                                                             2,737,728
.........................................................................................................................
         1,075,700   Atmel Corp. (NON)                                                                         2,549,409
.........................................................................................................................
           239,500   Freescale Semiconductor, Inc.
                     Class A (NON)                                                                             5,031,895
.........................................................................................................................
         1,384,500   Intel Corp.                                                                              36,080,070
.........................................................................................................................
            84,900   International Rectifier Corp. (NON)                                                       4,051,428
.........................................................................................................................
           431,800   Linear Technology Corp.                                                                  15,842,742
.........................................................................................................................
           134,400   Microchip Technology, Inc.                                                                3,980,928
.........................................................................................................................
           589,100   Motorola, Inc.                                                                           10,756,966
.........................................................................................................................
           149,500   National Semiconductor Corp.                                                              3,293,485
.........................................................................................................................
           376,200   SanDisk Corp. (NON)                                                                       8,927,226
.........................................................................................................................
           149,500   Storage Technology Corp. (NON)                                                            5,425,355
.........................................................................................................................
           174,300   Texas Instruments, Inc.                                                                   4,892,601
------------------------------------------------------------------------------------------------------------------------
                                                                                                             109,462,772
------------------------------------------------------------------------------------------------------------------------
Energy (1.1%)
.........................................................................................................................
            96,600   CAL Dive International, Inc. (NON)                                                        5,058,942
.........................................................................................................................
            86,200   Cooper Cameron Corp. (NON)                                                                5,348,710
.........................................................................................................................
           158,900   Superior Energy Services (NON)                                                            2,828,420
.........................................................................................................................
            86,100   Unit Corp. (NON)                                                                          3,789,261
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,025,333
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.5%)
.........................................................................................................................
           149,800   Pixar, Inc. (NON)                                                                         7,497,490
------------------------------------------------------------------------------------------------------------------------
Financial (2.1%)
.........................................................................................................................
           102,500   American Express Co.                                                                      5,456,075
.........................................................................................................................
            38,400   Chicago Mercantile Exchange
                     Holdings, Inc. (The)                                                                     11,347,200
.........................................................................................................................
            12,000   First American Corp.                                                                        481,680
.........................................................................................................................
           338,000   Moody's Corp.                                                                            15,196,480
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,481,435
------------------------------------------------------------------------------------------------------------------------
Food (0.2%)
.........................................................................................................................
           125,000   7-Eleven, Inc. (NON)                                                                      3,780,000
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.2%)
.........................................................................................................................
           196,600   Crown Holdings, Inc. (NON)                                                                2,797,618
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.0%)
.........................................................................................................................
           187,400   Ameristar Casinos, Inc.                                                                   4,889,266
.........................................................................................................................
            93,000   Boyd Gaming Corp.                                                                         4,755,090
.........................................................................................................................
           219,400   GTECH Holdings Corp.                                                                      6,415,256
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,059,612
------------------------------------------------------------------------------------------------------------------------
Health Care Services (5.0%)
.........................................................................................................................
            72,800   AmerisourceBergen Corp.                                                                   5,034,120
.........................................................................................................................
            72,800   Coventry Health Care, Inc. (NON)                                                          5,150,600
.........................................................................................................................
            68,100   Laboratory Corp. of America
                     Holdings (NON)                                                                            3,398,190
.........................................................................................................................
           144,800   Lincare Holdings, Inc. (NON)                                                              5,913,632
.........................................................................................................................
           127,400   McKesson Corp.                                                                            5,706,246
.........................................................................................................................
            63,900   PacifiCare Health Systems, Inc. (NON)                                                     4,565,655
.........................................................................................................................
           636,000   UnitedHealth Group, Inc.                                                                 33,161,040
.........................................................................................................................
            58,800   VCA Antech, Inc. (NON)                                                                    1,425,900
.........................................................................................................................
           211,100   WellPoint, Inc. (NON)                                                                    14,701,004
------------------------------------------------------------------------------------------------------------------------
                                                                                                              79,056,387
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.6%)
.........................................................................................................................
            55,700   KB Home                                                                                   4,246,011
.........................................................................................................................
            26,500   NVR, Inc. (NON)                                                                          21,465,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,711,011
------------------------------------------------------------------------------------------------------------------------
Insurance (2.0%)
.........................................................................................................................
           117,800   Everest Re Group, Ltd. (Barbados)                                                        10,955,400
.........................................................................................................................
           128,600   Genworth Financial, Inc. Class A                                                          3,887,578
.........................................................................................................................
            76,400   Selective Insurance Group                                                                 3,785,620
.........................................................................................................................
           266,250   W.R. Berkley Corp.                                                                        9,499,800
.........................................................................................................................
            46,100   Zenith National Insurance Corp.                                                           3,128,346
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,256,744
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.3%)
.........................................................................................................................
           121,800   Bear Stearns Cos., Inc. (The)                                                            12,659,892
.........................................................................................................................
           152,500   Eaton Vance Corp.                                                                         3,646,275
.........................................................................................................................
            94,800   Goldman Sachs Group, Inc. (The)                                                           9,671,496
.........................................................................................................................
           168,600   Lazard, Ltd. Class A (Bermuda) (NON)                                                      3,919,950
.........................................................................................................................
            68,200   Lehman Brothers Holdings, Inc.                                                            6,770,896
------------------------------------------------------------------------------------------------------------------------
                                                                                                              36,668,509
------------------------------------------------------------------------------------------------------------------------
Leisure (0.6%)
.........................................................................................................................
            76,600   Brunswick Corp.                                                                           3,318,312
.........................................................................................................................
           102,300   Polaris Industries, Inc.                                                                  5,524,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,842,512
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.2%)
.........................................................................................................................
            46,300   Choice Hotels International, Inc.                                                         3,041,910
------------------------------------------------------------------------------------------------------------------------
Machinery (0.8%)
.........................................................................................................................
            63,700   Cummins, Inc.                                                                             4,752,657
.........................................................................................................................
            81,200   Terex Corp. (NON)                                                                         3,199,280
.........................................................................................................................
           208,100   Timken Co.                                                                                4,807,110
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,759,047
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.3%)
.........................................................................................................................
           101,700   Mettler-Toledo International, Inc.
                     (Switzerland) (NON)                                                                       4,737,186
------------------------------------------------------------------------------------------------------------------------
Medical Technology (10.2%)
.........................................................................................................................
            77,500   Bausch & Lomb, Inc.                                                                       6,432,500
.........................................................................................................................
           152,400   Becton, Dickinson and Co.                                                                 7,996,428
.........................................................................................................................
           304,700   Biomet, Inc.                                                                             10,554,808
.........................................................................................................................
           261,300   C.R. Bard, Inc.                                                                          17,379,063
.........................................................................................................................
           264,300   Charles River Laboratories
                     International, Inc. (NON)                                                                12,752,475
.........................................................................................................................
            90,900   Dade Behring Holdings, Inc.                                                               5,909,409
.........................................................................................................................
            90,457   Gen-Probe, Inc. (NON)                                                                     3,277,257
.........................................................................................................................
           148,100   Haemonetics Corp. (NON)                                                                   6,018,784
.........................................................................................................................
           129,800   Immucor, Inc. (NON)                                                                       3,757,710
.........................................................................................................................
           181,500   Kinetic Concepts, Inc. (NON)                                                             10,890,000
.........................................................................................................................
           315,900   Medtronic, Inc.                                                                          16,360,461
.........................................................................................................................
           386,934   Respironics, Inc. (NON)                                                                  13,972,187
.........................................................................................................................
           564,100   St. Jude Medical, Inc. (NON)                                                             24,600,401
.........................................................................................................................
            74,900   Sybron Dental Specialties, Inc. (NON)                                                     2,817,738
.........................................................................................................................
           389,400   Varian Medical Systems, Inc. (NON)                                                       14,536,302
.........................................................................................................................
            97,500   Waters Corp. (NON)                                                                        3,624,075
------------------------------------------------------------------------------------------------------------------------
                                                                                                             160,879,598
------------------------------------------------------------------------------------------------------------------------
Metals (1.2%)
.........................................................................................................................
           420,400   AK Steel Holding Corp. (NON)                                                              2,694,764
.........................................................................................................................
            99,400   Century Aluminum Co. (NON)                                                                2,027,760
.........................................................................................................................
            82,300   Nucor Corp.                                                                               3,754,526
.........................................................................................................................
            78,100   Phelps Dodge Corp.                                                                        7,224,250
.........................................................................................................................
           125,400   Steel Dynamics, Inc.                                                                      3,291,750
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,993,050
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (3.5%)
.........................................................................................................................
            65,700   Amerada Hess Corp.                                                                        6,997,707
.........................................................................................................................
           243,100   Burlington Resources, Inc.                                                               13,428,844
.........................................................................................................................
            62,600   Noble Energy, Inc.                                                                        4,735,690
.........................................................................................................................
           116,400   Oil States International, Inc. (NON)                                                      2,929,788
.........................................................................................................................
            71,600   Southwestern Energy Co. (NON)                                                             3,363,768
.........................................................................................................................
            98,600   Sunoco, Inc.                                                                             11,208,848
.........................................................................................................................
           124,800   Tesoro Petroleum Corp.                                                                    5,805,696
.........................................................................................................................
            81,900   Valero Energy Corp.                                                                       6,479,109
------------------------------------------------------------------------------------------------------------------------
                                                                                                              54,949,450
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.2%)
.........................................................................................................................
           224,400   Barr Pharmaceuticals, Inc. (NON)                                                         10,937,256
.........................................................................................................................
           230,700   Caremark Rx, Inc. (NON)                                                                  10,270,764
.........................................................................................................................
           285,400   Cephalon, Inc. (NON)                                                                     11,361,774
.........................................................................................................................
           906,800   Johnson & Johnson                                                                        58,942,000
.........................................................................................................................
            63,700   Medicis Pharmaceutical Corp.
                     Class A                                                                                   2,021,201
.........................................................................................................................
           224,100   Mylan Laboratories, Inc.                                                                  4,311,684
------------------------------------------------------------------------------------------------------------------------
                                                                                                              97,844,679
------------------------------------------------------------------------------------------------------------------------
Railroads (0.4%)
.........................................................................................................................
           118,400   Canadian National Railway Co.
                     (Toronto Exchange) (Canada)                                                               6,825,760
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.7%)
.........................................................................................................................
           147,700   CEC Entertainment, Inc. (NON)                                                             6,216,693
.........................................................................................................................
           160,000   Darden Restaurants, Inc.                                                                  5,276,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,493,493
------------------------------------------------------------------------------------------------------------------------
Retail (8.5%)
.........................................................................................................................
            56,600   Abercrombie & Fitch Co. Class A                                                           3,888,420
.........................................................................................................................
           118,400   Advance Auto Parts, Inc. (NON)                                                            7,642,720
.........................................................................................................................
           250,400   Aeropostale, Inc. (NON)                                                                   8,413,440
.........................................................................................................................
           617,600   American Eagle Outfitters, Inc.                                                          18,929,440
.........................................................................................................................
           134,300   Best Buy Co., Inc.                                                                        9,206,265
.........................................................................................................................
           198,200   Coach, Inc. (NON)                                                                         6,653,574
.........................................................................................................................
           218,100   Coldwater Creek, Inc. (NON)                                                               5,432,871
.........................................................................................................................
           789,800   Home Depot, Inc. (The)                                                                   30,723,220
.........................................................................................................................
           460,100   Michaels Stores, Inc.                                                                    19,034,337
.........................................................................................................................
           105,600   Pantry, Inc. (The) (NON)                                                                  4,089,888
.........................................................................................................................
           202,600   PETCO Animal Supplies, Inc. (NON)                                                         5,940,232
.........................................................................................................................
           699,000   Staples, Inc.                                                                            14,902,680
------------------------------------------------------------------------------------------------------------------------
                                                                                                             134,857,087
------------------------------------------------------------------------------------------------------------------------
Schools (1.3%)
.........................................................................................................................
           153,300   Apollo Group, Inc. Class A (NON)                                                         11,991,126
.........................................................................................................................
           170,049   Career Education Corp. (NON)                                                              6,225,494
.........................................................................................................................
            42,500   ITT Educational Services, Inc. (NON)                                                      2,270,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,486,970
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.6%)
.........................................................................................................................
           157,600   Lam Research Corp. (NON)                                                                  4,560,944
.........................................................................................................................
           242,300   Photronics, Inc. (NON)                                                                    5,655,282
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,216,226
------------------------------------------------------------------------------------------------------------------------
Shipping (0.5%)
.........................................................................................................................
           370,800   J. B. Hunt Transport Services, Inc.                                                       7,156,440
------------------------------------------------------------------------------------------------------------------------
Software (8.7%)
.........................................................................................................................
           707,400   Adobe Systems, Inc.                                                                      20,245,788
.........................................................................................................................
           181,600   Amdocs, Ltd. (Guernsey) (NON)                                                             4,799,688
.........................................................................................................................
           132,000   Autodesk, Inc.                                                                            4,536,840
.........................................................................................................................
           580,900   BMC Software, Inc. (NON)                                                                 10,427,155
.........................................................................................................................
           817,900   Citrix Systems, Inc. (NON)                                                               17,715,714
.........................................................................................................................
           141,000   Cognos, Inc. (Canada) (NON)                                                               4,813,740
.........................................................................................................................
           199,800   McAfee, Inc. (NON)                                                                        5,230,764
.........................................................................................................................
         2,222,100   Microsoft Corp. (SEG)                                                                    55,196,964
.........................................................................................................................
            66,400   MicroStrategy, Inc. (NON)                                                                 3,521,856
.........................................................................................................................
           480,300   Symantec Corp. (NON)                                                                     10,441,722
------------------------------------------------------------------------------------------------------------------------
                                                                                                             136,930,231
------------------------------------------------------------------------------------------------------------------------
Technology (0.1%)
.........................................................................................................................
            42,200   Dun & Bradstreet Corp. (The) (NON)                                                        2,601,630
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.8%)
.........................................................................................................................
           229,000   Accenture, Ltd. Class A (Bermuda) (NON)                                                   5,191,430
.........................................................................................................................
           258,500   Automatic Data Processing, Inc.                                                          10,849,245
.........................................................................................................................
            82,500   Global Payments, Inc.                                                                     5,593,500
.........................................................................................................................
           164,600   Ingram Micro, Inc. Class A (NON)                                                          2,577,636
.........................................................................................................................
           165,800   VeriSign, Inc. (NON)                                                                      4,768,407
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,980,218
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.3%)
.........................................................................................................................
           567,922   Earthlink, Inc. (NON)                                                                     4,918,205
------------------------------------------------------------------------------------------------------------------------
Textiles (1.6%)
.........................................................................................................................
           282,200   NIKE, Inc. Class B                                                                       24,438,520
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $1,403,928,853)                                                                $1,567,443,638
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.5%) (a) (cost $7,453,693)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
         7,453,693   Putnam Prime
                     Money Market Fund (e)                                                                    $7,453,693
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,411,382,546)                                                                $1,574,897,331
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                            Number of               Expiration   Appreciation/
                            Contracts        Value        Date  (Depreciation)
...............................................................................
NASDAQ 100
Index Mini (Long)                  58   $1,743,480      Sep-05       $(21,576)
...............................................................................
Russell 2000 Index
Mini (Long)                        11      707,410      Sep-05            308
...............................................................................
S&P 500
Index (Long)                       14    4,184,250      Sep-05        (38,800)
------------------------------------------------------------------------------
                                                                     $(60,068)
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT New Value Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (99.0%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (4.5%)
.........................................................................................................................
           149,100   Boeing Co. (The)                                                                         $9,840,600
.........................................................................................................................
           294,700   Lockheed Martin Corp.                                                                    19,117,189
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,957,789
------------------------------------------------------------------------------------------------------------------------
Airlines (1.3%)
.........................................................................................................................
           583,300   Southwest Airlines Co.                                                                    8,125,369
------------------------------------------------------------------------------------------------------------------------
Automotive (0.9%)
.........................................................................................................................
           162,100   Lear Corp.                                                                                5,897,198
------------------------------------------------------------------------------------------------------------------------
Banking (8.0%)
.........................................................................................................................
           427,000   Bank of America Corp.                                                                    19,475,470
.........................................................................................................................
           200,800   Commerce Bancorp, Inc. (S)                                                                6,086,248
.........................................................................................................................
           141,500   State Street Corp.                                                                        6,827,375
.........................................................................................................................
           672,500   U.S. Bancorp                                                                             19,637,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              52,026,093
------------------------------------------------------------------------------------------------------------------------
Building Materials (2.5%)
.........................................................................................................................
           410,900   Masco Corp.                                                                              13,050,184
.........................................................................................................................
            53,100   Vulcan Materials Co.                                                                      3,450,969
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,501,153
------------------------------------------------------------------------------------------------------------------------
Chemicals (3.2%)
.........................................................................................................................
            85,400   Avery Dennison Corp.                                                                      4,522,784
.........................................................................................................................
           181,800   Dow Chemical Co. (The)                                                                    8,095,554
.........................................................................................................................
           334,300   Hercules, Inc. (NON)                                                                      4,730,345
.........................................................................................................................
           172,400   Huntsman Corp. (NON)                                                                      3,494,548
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,843,231
------------------------------------------------------------------------------------------------------------------------
Computers (2.3%)
.........................................................................................................................
           628,500   Hewlett-Packard Co.                                                                      14,776,035
------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.5%)
.........................................................................................................................
           768,200   Tyco International, Ltd.                                                                 22,431,440
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (3.2%)
.........................................................................................................................
            65,100   Capital One Financial Corp.                                                               5,208,651
.........................................................................................................................
           192,500   Countrywide Financial Corp.                                                               7,432,425
.........................................................................................................................
           447,300   Providian Financial Corp. (NON)                                                           7,885,899
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,526,975
------------------------------------------------------------------------------------------------------------------------
Consumer Services (1.1%)
.........................................................................................................................
           869,800   Service Corporation International                                                         6,975,796
------------------------------------------------------------------------------------------------------------------------
Containers (0.7%)
.........................................................................................................................
           180,300   Owens-Illinois, Inc. (NON)                                                                4,516,515
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (4.4%)
.........................................................................................................................
           107,400   Great Plains Energy, Inc. (S)                                                             3,424,986
.........................................................................................................................
           445,470   PG&E Corp.                                                                               16,722,944
.........................................................................................................................
           694,100   Sierra Pacific Resources (NON) (S)                                                        8,641,545
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,789,475
------------------------------------------------------------------------------------------------------------------------
Electronics (3.0%)
.........................................................................................................................
           469,500   Intel Corp.                                                                              12,235,170
.........................................................................................................................
           390,600   Motorola, Inc.                                                                            7,132,356
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,367,526
------------------------------------------------------------------------------------------------------------------------
Financial (6.9%)
.........................................................................................................................
           585,900   Citigroup, Inc.                                                                          27,086,157
.........................................................................................................................
           119,000   Fannie Mae                                                                                6,949,600
.........................................................................................................................
           157,000   Freddie Mac                                                                              10,241,110
------------------------------------------------------------------------------------------------------------------------
                                                                                                              44,276,867
------------------------------------------------------------------------------------------------------------------------
Food (1.0%)
.........................................................................................................................
           137,600   General Mills, Inc.                                                                       6,438,304
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (1.3%)
.........................................................................................................................
           346,900   Smurfit-Stone Container Corp. (NON)                                                       3,527,973
.........................................................................................................................
            72,000   Weyerhaeuser Co.                                                                          4,582,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,110,773
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.7%)
.........................................................................................................................
           166,100   GTECH Holdings Corp.                                                                      4,856,764
------------------------------------------------------------------------------------------------------------------------
Health Care Services (4.8%)
.........................................................................................................................
           106,000   AmerisourceBergen Corp.                                                                   7,329,900
.........................................................................................................................
           117,000   Cardinal Health, Inc.                                                                     6,736,860
.........................................................................................................................
            85,800   CIGNA Corp.                                                                               9,183,174
.........................................................................................................................
           140,700   HCA, Inc.                                                                                 7,973,469
------------------------------------------------------------------------------------------------------------------------
                                                                                                              31,223,403
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.8%)
.........................................................................................................................
            85,700   Lennar Corp.                                                                              5,437,665
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.5%)
.........................................................................................................................
            50,000   Whirlpool Corp. (S)                                                                       3,505,500
------------------------------------------------------------------------------------------------------------------------
Insurance (8.2%)
.........................................................................................................................
           293,400   ACE, Ltd. (Bermuda)                                                                      13,158,990
.........................................................................................................................
           159,200   Chubb Corp. (The) (S)                                                                    13,629,112
.........................................................................................................................
            87,000   Hartford Financial Services
                     Group, Inc. (The)                                                                         6,505,860
.........................................................................................................................
           150,000   MetLife, Inc.                                                                             6,741,000
.........................................................................................................................
           177,000   XL Capital, Ltd. Class A (Bermuda)                                                       13,172,340
------------------------------------------------------------------------------------------------------------------------
                                                                                                              53,207,302
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.9%)
.........................................................................................................................
           106,700   Merrill Lynch & Co., Inc.                                                                 5,869,567
------------------------------------------------------------------------------------------------------------------------
Leisure (1.0%)
.........................................................................................................................
           147,400   Brunswick Corp.                                                                           6,385,368
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.0%)
.........................................................................................................................
            90,300   Ingersoll-Rand Co., Ltd. Class A
                     (Bermuda)                                                                                 6,442,905
------------------------------------------------------------------------------------------------------------------------
Media (0.9%)
.........................................................................................................................
           227,700   Walt Disney Co. (The)                                                                     5,733,486
------------------------------------------------------------------------------------------------------------------------
Metals (1.9%)
.........................................................................................................................
           480,600   Alcoa, Inc.                                                                              12,558,078
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.9%)
.........................................................................................................................
           245,100   Southern Union Co. (NON)                                                                  6,017,205
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (10.8%)
.........................................................................................................................
            89,300   Amerada Hess Corp.                                                                        9,511,343
.........................................................................................................................
           261,700   ChevronTexaco Corp.                                                                      14,634,264
.........................................................................................................................
           184,800   ConocoPhillips                                                                           10,624,152
.........................................................................................................................
           438,200   ExxonMobil Corp.                                                                         25,183,354
.........................................................................................................................
           187,200   Marathon Oil Corp.                                                                        9,990,864
------------------------------------------------------------------------------------------------------------------------
                                                                                                              69,943,977
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.0%)
.........................................................................................................................
           366,600   King Pharmaceuticals, Inc. (NON)                                                          3,819,972
.........................................................................................................................
           789,900   Pfizer, Inc.                                                                             21,785,442
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,605,414
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (1.6%)
.........................................................................................................................
           759,500   Xerox Corp. (NON)                                                                        10,473,505
------------------------------------------------------------------------------------------------------------------------
Publishing (0.8%)
.........................................................................................................................
           145,900   R. R. Donnelley & Sons Co.                                                                5,035,009
------------------------------------------------------------------------------------------------------------------------
Railroads (1.4%)
.........................................................................................................................
           289,600   Norfolk Southern Corp.                                                                    8,966,016
------------------------------------------------------------------------------------------------------------------------
Restaurants (2.0%)
.........................................................................................................................
           466,800   McDonald's Corp.                                                                         12,953,700
------------------------------------------------------------------------------------------------------------------------
Retail (5.2%)
.........................................................................................................................
           337,600   Home Depot, Inc. (The)                                                                   13,132,640
.........................................................................................................................
           150,200   Limited Brands, Inc.                                                                      3,217,284
.........................................................................................................................
           293,100   Office Depot, Inc. (NON)                                                                  6,694,404
.........................................................................................................................
           942,300   Rite Aid Corp. (NON)                                                                      3,938,814
.........................................................................................................................
           197,000   Supervalu, Inc.                                                                           6,424,170
------------------------------------------------------------------------------------------------------------------------
                                                                                                              33,407,312
------------------------------------------------------------------------------------------------------------------------
Software (1.0%)
.........................................................................................................................
           515,200   Oracle Corp. (NON)                                                                        6,800,640
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.8%)
.........................................................................................................................
           282,000   Altria Group, Inc.                                                                       18,234,120
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $521,277,381)                                                                    $641,217,475
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
        $9,873,311   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                      $9,869,500
.........................................................................................................................
         7,215,288   Putnam Prime Money Market Fund (e)                                                        7,215,288
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $17,084,788)                                                                      $17,084,788
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $538,362,169)                                                                    $658,302,263
------------------------------------------------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT OTC & Emerging Growth Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (95.1%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (1.1%)
.........................................................................................................................
            19,000   DRS Technologies, Inc.                                                                     $974,320
------------------------------------------------------------------------------------------------------------------------
Airlines (0.7%)
.........................................................................................................................
            36,700   SkyWest, Inc.                                                                               667,206
------------------------------------------------------------------------------------------------------------------------
Automotive (0.6%)
.........................................................................................................................
            10,500   BorgWarner, Inc.                                                                            563,535
------------------------------------------------------------------------------------------------------------------------
Banking (2.8%)
.........................................................................................................................
            48,000   Commerce Bancorp, Inc.                                                                    1,454,880
.........................................................................................................................
                 7   Compass Bancshares, Inc.                                                                        315
.........................................................................................................................
            24,800   TCF Financial Corp.                                                                         641,824
.........................................................................................................................
            13,900   Texas Regional Bancshares, Inc.                                                             423,672
.........................................................................................................................
             2,100   Western Alliance Bancorp. (NON)                                                              53,340
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,574,031
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.8%)
.........................................................................................................................
            20,064   Celgene Corp. (NON)                                                                         818,009
.........................................................................................................................
            18,300   Connetics Corp. (NON)                                                                       322,812
.........................................................................................................................
             9,100   Invitrogen Corp. (NON)                                                                      757,939
.........................................................................................................................
            25,500   Medicines Co. (NON)                                                                         596,445
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,495,205
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.6%)
.........................................................................................................................
            18,100   Brady Corp. Class A                                                                         561,100
------------------------------------------------------------------------------------------------------------------------
Coal (1.3%)
.........................................................................................................................
            21,500   CONSOL Energy, Inc.                                                                       1,151,970
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.7%)
.........................................................................................................................
            14,400   Arbitron, Inc.                                                                              617,760
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.8%)
.........................................................................................................................
                13   Comverse Technology, Inc. (NON)                                                                 307
.........................................................................................................................
            16,000   F5 Networks, Inc. (NON)                                                                     755,760
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 756,067
------------------------------------------------------------------------------------------------------------------------
Computers (2.3%)
.........................................................................................................................
             9,600   Avid Technology, Inc. (NON)                                                                 511,488
.........................................................................................................................
            98,600   Brocade Communications
                     Systems, Inc. (NON)                                                                         382,568
.........................................................................................................................
            16,100   Intergraph Corp. (NON)                                                                      554,806
.........................................................................................................................
            10,223   Logitech International SA ADR
                     (Switzerland) (NON)                                                                         652,023
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,100,885
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.2%)
.........................................................................................................................
             3,600   Harsco Corp.                                                                                196,380
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.0%)
.........................................................................................................................
            53,400   Providian Financial Corp. (NON)                                                             941,442
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.3%)
.........................................................................................................................
            16,700   Blyth Industries, Inc.                                                                      468,435
.........................................................................................................................
            12,100   Energizer Holdings, Inc. (NON)                                                              752,257
.........................................................................................................................
            35,200   Tupperware Corp.                                                                            822,624
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,043,316
------------------------------------------------------------------------------------------------------------------------
Consumer Services (1.9%)
.........................................................................................................................
            11,800   Alliance Data Systems Corp. (NON)                                                           478,608
.........................................................................................................................
            40,600   Labor Ready, Inc. (NON)                                                                     946,386
.........................................................................................................................
            10,300   Talx Corp.                                                                                  297,773
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,722,767
------------------------------------------------------------------------------------------------------------------------
Containers (0.5%)
.........................................................................................................................
            20,000   Pactiv Corp. (NON)                                                                          431,600
------------------------------------------------------------------------------------------------------------------------
Distributors (1.3%)
.........................................................................................................................
            43,300   Hughes Supply, Inc.                                                                       1,216,730
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.3%)
.........................................................................................................................
            38,400   WESCO International, Inc. (NON)                                                           1,204,992
------------------------------------------------------------------------------------------------------------------------
Electronics (4.6%)
.........................................................................................................................
            11,500   Amphenol Corp. Class A                                                                      461,955
.........................................................................................................................
            36,500   Avnet, Inc. (NON)                                                                           822,345
.........................................................................................................................
            26,400   Freescale Semiconductor, Inc.
                     Class A (NON)                                                                               554,664
.........................................................................................................................
            16,100   Komag, Inc. (NON)                                                                           456,757
.........................................................................................................................
            53,900   MEMC Electronic Materials, Inc. (NON)                                                       850,003
.........................................................................................................................
            14,100   Trimble Navigation, Ltd. (NON)                                                              549,477
.........................................................................................................................
            13,600   Varian Semiconductor Equipment (NON)                                                        503,200
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,198,401
------------------------------------------------------------------------------------------------------------------------
Energy (3.5%)
.........................................................................................................................
            14,200   CAL Dive International, Inc. (NON)                                                          743,654
.........................................................................................................................
            13,200   Cooper Cameron Corp. (NON)                                                                  819,060
.........................................................................................................................
            37,100   Pride International, Inc. (NON)                                                             953,470
.........................................................................................................................
            14,700   Unit Corp. (NON)                                                                            646,947
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,163,131
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.0%)
.........................................................................................................................
               100   Speedway Motorsports, Inc.                                                                    3,656
------------------------------------------------------------------------------------------------------------------------
Financial (0.9%)
.........................................................................................................................
             2,900   Chicago Mercantile Exchange
                     Holdings, Inc. (The)                                                                        856,950
------------------------------------------------------------------------------------------------------------------------
Food (0.2%)
.........................................................................................................................
             5,400   7-Eleven, Inc. (NON)                                                                        163,296
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.7%)
.........................................................................................................................
            44,800   Crown Holdings, Inc. (NON)                                                                  637,504
------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (1.9%)
.........................................................................................................................
            31,700   Ameristar Casinos, Inc.                                                                     827,053
.........................................................................................................................
            30,900   GTECH Holdings Corp.                                                                        903,516
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,730,569
------------------------------------------------------------------------------------------------------------------------
Health Care Services (8.2%)
.........................................................................................................................
            10,300   Cerner Corp. (NON)                                                                          700,091
.........................................................................................................................
             6,700   Coventry Health Care, Inc. (NON)                                                            474,025
.........................................................................................................................
            20,900   Genesis HealthCare Corp. (NON)                                                              967,252
.........................................................................................................................
            17,163   LifePoint Hospitals, Inc. (NON)                                                             867,075
.........................................................................................................................
            20,200   Lincare Holdings, Inc. (NON)                                                                824,968
.........................................................................................................................
            13,800   Pediatrix Medical Group, Inc. (NON)                                                       1,014,852
.........................................................................................................................
            16,000   Sierra Health Services, Inc. (NON)                                                        1,143,360
.........................................................................................................................
            24,200   Steris Corp.                                                                                623,634
.........................................................................................................................
            14,900   Triad Hospitals, Inc. (NON)                                                                 814,136
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,429,393
------------------------------------------------------------------------------------------------------------------------
Homebuilding (3.1%)
.........................................................................................................................
            10,332   Hovnanian Enterprises, Inc. Class A (NON)                                                   673,646
.........................................................................................................................
            11,626   Lennar Corp.                                                                                737,670
.........................................................................................................................
               900   NVR, Inc. (NON)                                                                             729,000
.........................................................................................................................
             8,600   Ryland Group, Inc. (The)                                                                    652,482
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,792,798
------------------------------------------------------------------------------------------------------------------------
Insurance (1.1%)
.........................................................................................................................
            27,600   W.R. Berkley Corp.                                                                          984,768
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.8%)
.........................................................................................................................
            20,000   Calamos Asset Management, Inc.
                     Class A                                                                                     544,800
.........................................................................................................................
            13,200   Eaton Vance Corp.                                                                           315,612
.........................................................................................................................
            20,100   Nuveen Investments, Inc. Class A                                                            756,162
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,616,574
------------------------------------------------------------------------------------------------------------------------
Leisure (0.6%)
.........................................................................................................................
            13,300   Brunswick Corp.                                                                             576,156
------------------------------------------------------------------------------------------------------------------------
Machinery (0.8%)
.........................................................................................................................
            31,500   Timken Co.                                                                                  727,650
------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.5%)
.........................................................................................................................
            15,100   Maverick Tube Corp. (NON)                                                                   449,980
------------------------------------------------------------------------------------------------------------------------
Medical Technology (8.4%)
.........................................................................................................................
            30,900   American Medical Systems
                     Holdings, Inc. (NON)                                                                        638,085
.........................................................................................................................
            13,000   Bausch & Lomb, Inc.                                                                       1,079,000
.........................................................................................................................
            13,400   C.R. Bard, Inc.                                                                             891,234
.........................................................................................................................
            12,600   Dade Behring Holdings, Inc.                                                                 819,126
.........................................................................................................................
            10,700   DENTSPLY International, Inc.                                                                577,800
.........................................................................................................................
            26,700   DJ Orthopedics, Inc. (NON)                                                                  732,381
.........................................................................................................................
             7,615   Kinetic Concepts, Inc. (NON)                                                                456,900
.........................................................................................................................
            21,200   Mentor Corp.                                                                                879,376
.........................................................................................................................
            24,500   Respironics, Inc. (NON)                                                                     884,695
.........................................................................................................................
            16,900   Varian Medical Systems, Inc. (NON)                                                          630,877
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,589,474
------------------------------------------------------------------------------------------------------------------------
Metal Fabricators (0.8%)
.........................................................................................................................
            25,900   Mueller Industries, Inc.                                                                    701,890
------------------------------------------------------------------------------------------------------------------------
Metals (0.9%)
.........................................................................................................................
            30,452   Steel Dynamics, Inc.                                                                        799,365
------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.8%)
.........................................................................................................................
            21,200   Global Imaging Systems, Inc. (NON)                                                          675,432
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.6%)
.........................................................................................................................
            14,600   Newfield Exploration Co. (NON)                                                              582,394
.........................................................................................................................
            13,800   Noble Energy, Inc.                                                                        1,043,970
.........................................................................................................................
            27,600   Oil States International, Inc. (NON)                                                        694,692
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,321,056
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.8%)
.........................................................................................................................
            15,600   Barr Pharmaceuticals, Inc. (NON)                                                            760,344
.........................................................................................................................
            29,600   Cephalon, Inc. (NON)                                                                      1,178,376
.........................................................................................................................
            53,800   IVAX Corp. (NON)                                                                          1,156,700
.........................................................................................................................
            15,600   Owens & Minor, Inc.                                                                         504,660
.........................................................................................................................
            13,700   Par Pharmaceutical Cos., Inc. (NON)                                                         435,797
.........................................................................................................................
            19,928   Salix Pharmaceuticals, Ltd. (NON)                                                           351,928
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,387,805
------------------------------------------------------------------------------------------------------------------------
Publishing (0.6%)
.........................................................................................................................
            27,600   Marvel Enterprises, Inc. (NON)                                                              544,272
------------------------------------------------------------------------------------------------------------------------
Restaurants (2.5%)
.........................................................................................................................
            17,600   CEC Entertainment, Inc. (NON)                                                               740,784
.........................................................................................................................
            21,100   Darden Restaurants, Inc.                                                                    695,878
.........................................................................................................................
             9,300   Red Robin Gourmet Burgers, Inc. (NON)                                                       576,414
.........................................................................................................................
             8,500   Texas Roadhouse, Inc. Class A (NON)                                                         295,375
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,308,451
------------------------------------------------------------------------------------------------------------------------
Retail (8.7%)
.........................................................................................................................
            14,000   Abercrombie & Fitch Co. Class A                                                             961,800
.........................................................................................................................
            13,600   Advance Auto Parts, Inc. (NON)                                                              877,880
.........................................................................................................................
            28,500   Aeropostale, Inc. (NON)                                                                     957,600
.........................................................................................................................
            15,200   BJ's Wholesale Club, Inc. (NON)                                                             493,848
.........................................................................................................................
            32,300   Claire's Stores, Inc.                                                                       776,815
.........................................................................................................................
             4,570   DSW, Inc. Class A (NON)                                                                     114,022
.........................................................................................................................
            10,600   Guitar Center, Inc. (NON)                                                                   618,722
.........................................................................................................................
            22,600   Michaels Stores, Inc.                                                                       934,962
.........................................................................................................................
            14,900   Pantry, Inc. (The) (NON)                                                                    577,077
.........................................................................................................................
            23,100   Ross Stores, Inc.                                                                           667,821
.........................................................................................................................
            24,000   Timberland Co. (The) Class A (NON)                                                          929,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,909,827
------------------------------------------------------------------------------------------------------------------------
Schools (2.1%)
.........................................................................................................................
            35,200   Career Education Corp. (NON) (SEG)                                                        1,288,672
.........................................................................................................................
            19,400   Education Management Corp. (NON)                                                            654,362
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,943,034
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.7%)
.........................................................................................................................
            37,300   Brooks Automation, Inc. (NON)                                                               553,905
.........................................................................................................................
            33,800   Lam Research Corp. (NON)                                                                    978,172
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,532,077
------------------------------------------------------------------------------------------------------------------------
Shipping (1.1%)
.........................................................................................................................
            11,100   Arkansas Best Corp.                                                                         353,091
.........................................................................................................................
            32,200   J. B. Hunt Transport Services, Inc.                                                         621,460
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 974,551
------------------------------------------------------------------------------------------------------------------------
Software (5.2%)
.........................................................................................................................
            19,495   Amdocs, Ltd. (Guernsey) (NON)                                                               515,253
.........................................................................................................................
            16,600   Autodesk, Inc.                                                                              570,542
.........................................................................................................................
            18,200   Citrix Systems, Inc. (NON)                                                                  394,212
.........................................................................................................................
            42,500   Epicor Software Corp. (NON)                                                                 561,000
.........................................................................................................................
            14,700   FileNET Corp. (NON)                                                                         369,558
.........................................................................................................................
            82,300   Parametric Technology Corp. (NON)                                                           525,074
.........................................................................................................................
            20,900   Progress Software Corp. (NON)                                                               630,135
.........................................................................................................................
            34,700   Synopsys, Inc. (NON)                                                                        578,449
.........................................................................................................................
            20,500   WebEx Communications, Inc. (NON)                                                            541,405
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,685,628
------------------------------------------------------------------------------------------------------------------------
Technology (0.5%)
.........................................................................................................................
            95,000   ON Semiconductor Corp. (NON)                                                                437,000
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.8%)
.........................................................................................................................
            21,900   Equifax, Inc.                                                                               782,049
.........................................................................................................................
            14,700   Fair Isaac Corp.                                                                            536,550
.........................................................................................................................
            18,900   Infospace, Inc. (NON)                                                                       622,377
.........................................................................................................................
            39,600   Ingram Micro, Inc. Class A (NON)                                                            620,136
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,561,112
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.8%)
.........................................................................................................................
            67,000   Premiere Global Services, Inc. (NON)                                                        756,430
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.7%)
.........................................................................................................................
            15,300   Autoliv, Inc. (Sweden)                                                                      670,140
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $75,605,936)                                                                      $86,347,676
------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) (a) (cost $--)
------------------------------------------------------------------------------------------------------------------------
Contract Amount                                                                         Expiration Date/
                                                                                            Strike Price           Value
.........................................................................................................................
$1,623               F5 Networks, Inc. (Put)                                                     7/28/05            $173
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.2%) (a) (cost $2,873,622)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
         2,873,622   Putnam Prime Money Market Fund (e)                                                       $2,873,622
------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $78,479,558)                                                    $89,221,471
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                            Number of               Expiration     Unrealized
                            Contracts        Value        Date   Depreciation
...............................................................................
S&P 500 Index (Long)                4   $1,195,500      Sep-05        $(9,469)
------------------------------------------------------------------------------

Written Options Outstanding at June 30, 2005 (Unaudited)
(premiums received $10,342)
------------------------------------------------------------------------------
Contract                                             Expiration Date/
Amount                                               Strike Price        Value
...............................................................................
$1,623 F5 Networks, Inc. (Put)                       July 05/$40.09       $540
...............................................................................
1,130 Hovnanian Enterprises, Inc. (Call)             July 05/$71.95        394
...............................................................................
1,177 Lennar Corp. (Call)                            July 05/$68.38        359
...............................................................................
2,226 Par Pharmaceutical Cos., Inc. (Call)           July 05/$36.14        220
...............................................................................
2,019 Ryland Group, Inc. (Call)                      July 05/$74.79      6,198
------------------------------------------------------------------------------
                                                                        $7,711
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.



Putnam VT Research Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (98.9%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (1.6%)
.........................................................................................................................
            35,300   Boeing Co. (The)                                                                         $2,329,800
.........................................................................................................................
            16,200   Lockheed Martin Corp.                                                                     1,050,894
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,380,694
------------------------------------------------------------------------------------------------------------------------
Airlines (0.5%)
.........................................................................................................................
            79,300   Southwest Airlines Co.                                                                    1,104,649
------------------------------------------------------------------------------------------------------------------------
Banking (7.3%)
.........................................................................................................................
           119,200   Bank of America Corp.                                                                     5,436,712
.........................................................................................................................
           131,000   Commerce Bancorp, Inc.                                                                    3,970,610
.........................................................................................................................
            91,700   U.S. Bancorp                                                                              2,677,640
.........................................................................................................................
            57,800   Wells Fargo & Co.                                                                         3,559,324
------------------------------------------------------------------------------------------------------------------------
                                                                                                              15,644,286
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.4%)
.........................................................................................................................
            51,900   Amgen, Inc. (NON)                                                                         3,137,874
.........................................................................................................................
            25,900   Biogen Idec, Inc. (NON)                                                                     892,255
.........................................................................................................................
            19,600   Genzyme Corp. (NON)                                                                       1,177,764
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,207,893
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.7%)
.........................................................................................................................
            46,900   Masco Corp.                                                                               1,489,544
------------------------------------------------------------------------------------------------------------------------
Cable Television (1.8%)
.........................................................................................................................
           122,800   Comcast Corp. Class A (NON) (S)                                                           3,769,960
------------------------------------------------------------------------------------------------------------------------
Chemicals (1.1%)
.........................................................................................................................
            36,200   PPG Industries, Inc.                                                                      2,271,912
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.2%)
.........................................................................................................................
           130,600   Cendant Corp.                                                                             2,921,522
.........................................................................................................................
            66,300   eBay, Inc. (NON)                                                                          2,188,563
.........................................................................................................................
            53,500   Yahoo!, Inc. (NON)                                                                        1,853,775
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,963,860
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.9%)
.........................................................................................................................
           245,500   Cisco Systems, Inc. (NON)                                                                 4,691,505
.........................................................................................................................
            47,700   Qualcomm, Inc.                                                                            1,574,577
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,266,082
------------------------------------------------------------------------------------------------------------------------
Computers (2.8%)
.........................................................................................................................
            77,600   Dell, Inc. (NON)                                                                          3,065,976
.........................................................................................................................
           106,500   EMC Corp. (NON)                                                                           1,460,115
.........................................................................................................................
            21,600   Lexmark International, Inc.
                     Class A (NON)                                                                             1,400,328
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,926,419
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.9%)
.........................................................................................................................
           136,500   Tyco International, Ltd.                                                                  3,985,800
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (3.8%)
.........................................................................................................................
            37,100   Capital One Financial Corp.                                                               2,968,371
.........................................................................................................................
            81,000   Countrywide Financial Corp.                                                               3,127,410
.........................................................................................................................
            20,500   MBNA Corp.                                                                                  536,280
.........................................................................................................................
            88,300   Providian Financial Corp. (NON)                                                           1,556,729
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,188,790
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.8%)
.........................................................................................................................
            54,100   Avon Products, Inc.                                                                       2,047,685
.........................................................................................................................
            46,300   Estee Lauder Cos., Inc. (The)
                     Class A                                                                                   1,811,719
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,859,404
------------------------------------------------------------------------------------------------------------------------
Containers (1.0%)
.........................................................................................................................
            39,400   Owens-Illinois, Inc. (NON)                                                                  986,970
.........................................................................................................................
            24,500   Sealed Air Corp. (NON)                                                                    1,219,855
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,206,825
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.2%)
.........................................................................................................................
            17,700   Dominion Resources, Inc.                                                                  1,299,003
.........................................................................................................................
            22,900   Entergy Corp.                                                                             1,730,095
.........................................................................................................................
            21,600   Exelon Corp.                                                                              1,108,728
.........................................................................................................................
            52,000   PG&E Corp.                                                                                1,952,080
.........................................................................................................................
            17,200   Wisconsin Energy Corp.                                                                      670,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,760,706
------------------------------------------------------------------------------------------------------------------------
Electronics (3.1%)
.........................................................................................................................
            96,300   Freescale Semiconductor, Inc.
                     Class A (NON) (S)                                                                         2,023,263
.........................................................................................................................
           154,300   Intel Corp.                                                                               4,021,058
.........................................................................................................................
            34,700   PerkinElmer, Inc.                                                                           655,830
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,700,151
------------------------------------------------------------------------------------------------------------------------
Energy (0.6%)
.........................................................................................................................
            51,600   Pride International, Inc. (NON)                                                           1,326,120
------------------------------------------------------------------------------------------------------------------------
Financial (4.1%)
.........................................................................................................................
             3,700   Chicago Mercantile Exchange
                     Holdings, Inc. (The)                                                                      1,093,350
.........................................................................................................................
            53,700   Fannie Mae                                                                                3,136,080
.........................................................................................................................
            30,600   Freddie Mac                                                                               1,996,038
.........................................................................................................................
            37,900   Investors Financial Services Corp.                                                        1,433,378
.........................................................................................................................
            27,800   PMI Group, Inc. (The)                                                                     1,083,644
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,742,490
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.5%)
.........................................................................................................................
            53,200   Cardinal Health, Inc.                                                                     3,063,256
.........................................................................................................................
            19,200   HCA, Inc.                                                                                 1,088,064
.........................................................................................................................
            22,800   Health Management Associates, Inc.
                     Class A                                                                                     596,904
.........................................................................................................................
            12,400   Medco Health Solutions, Inc. (NON)                                                          661,664
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,409,888
------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.8%)
.........................................................................................................................
             2,200   NVR, Inc. (NON)                                                                           1,782,000
------------------------------------------------------------------------------------------------------------------------
Insurance (4.5%)
.........................................................................................................................
            23,100   ACE, Ltd. (Bermuda)                                                                       1,036,035
.........................................................................................................................
           108,100   American International Group, Inc.                                                        6,280,610
.........................................................................................................................
            25,000   Everest Re Group, Ltd. (Barbados)                                                         2,325,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,641,645
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.9%)
.........................................................................................................................
            20,300   Lehman Brothers Holdings, Inc.                                                            2,015,384
------------------------------------------------------------------------------------------------------------------------
Leisure (0.5%)
.........................................................................................................................
            26,200   Brunswick Corp.                                                                           1,134,984
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.6%)
.........................................................................................................................
            30,000   Las Vegas Sands Corp. (NON)                                                               1,072,500
.........................................................................................................................
            48,400   Royal Caribbean Cruises, Ltd.                                                             2,340,624
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,413,124
------------------------------------------------------------------------------------------------------------------------
Machinery (1.6%)
.........................................................................................................................
            21,600   Caterpillar, Inc.                                                                         2,058,696
.........................................................................................................................
            22,000   Parker-Hannifin Corp.                                                                     1,364,220
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,422,916
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.0%)
.........................................................................................................................
            30,500   Ingersoll-Rand Co., Ltd. Class A
                     (Bermuda)                                                                                 2,176,175
------------------------------------------------------------------------------------------------------------------------
Media (0.9%)
.........................................................................................................................
            79,200   Walt Disney Co. (The)                                                                     1,994,256
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.3%)
.........................................................................................................................
            24,200   Becton, Dickinson and Co.                                                                 1,269,774
.........................................................................................................................
            22,700   Medtronic, Inc.                                                                           1,175,633
.........................................................................................................................
            56,200   St. Jude Medical, Inc. (NON)                                                              2,450,882
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,896,289
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (9.0%)
.........................................................................................................................
            17,300   Amerada Hess Corp.                                                                        1,842,623
.........................................................................................................................
            26,600   Burlington Resources, Inc.                                                                1,469,384
.........................................................................................................................
           157,300   ExxonMobil Corp.                                                                          9,040,031
.........................................................................................................................
            39,300   Marathon Oil Corp.                                                                        2,097,441
.........................................................................................................................
            33,800   Nexen, Inc. (Canada)                                                                      1,026,835
.........................................................................................................................
            33,500   Occidental Petroleum Corp.                                                                2,577,155
.........................................................................................................................
            38,400   XTO Energy, Inc.                                                                          1,305,216
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,358,685
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.6%)
.........................................................................................................................
            11,600   Allergan, Inc.                                                                              988,784
.........................................................................................................................
            15,800   Eli Lilly Co.                                                                               880,218
.........................................................................................................................
            85,000   Johnson & Johnson                                                                         5,525,000
.........................................................................................................................
            81,400   Pfizer, Inc.                                                                              2,245,012
.........................................................................................................................
            51,100   Wyeth                                                                                     2,273,950
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,912,964
------------------------------------------------------------------------------------------------------------------------
Publishing (1.4%)
.........................................................................................................................
            49,200   McGraw-Hill Companies, Inc. (The)                                                         2,177,100
.........................................................................................................................
            25,900   R. R. Donnelley & Sons Co.                                                                  893,809
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,070,909
------------------------------------------------------------------------------------------------------------------------
Railroads (0.5%)
.........................................................................................................................
            33,400   Norfolk Southern Corp.                                                                    1,034,064
------------------------------------------------------------------------------------------------------------------------
Restaurants (2.2%)
.........................................................................................................................
            88,200   McDonald's Corp.                                                                          2,447,550
.........................................................................................................................
            24,800   Outback Steakhouse, Inc.                                                                  1,121,952
.........................................................................................................................
            21,800   Yum! Brands, Inc.                                                                         1,135,344
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,704,846
------------------------------------------------------------------------------------------------------------------------
Retail (6.0%)
.........................................................................................................................
            13,200   Abercrombie & Fitch Co. Class A                                                             906,840
.........................................................................................................................
            24,500   AutoZone, Inc. (NON)                                                                      2,265,270
.........................................................................................................................
            43,100   Kohl's Corp. (NON)                                                                        2,409,721
.........................................................................................................................
            42,800   Lowe's Cos., Inc.                                                                         2,491,816
.........................................................................................................................
            32,800   Michaels Stores, Inc.                                                                     1,356,936
.........................................................................................................................
            97,350   Staples, Inc.                                                                             2,075,502
.........................................................................................................................
            41,000   Supervalu, Inc.                                                                           1,337,010
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,843,095
------------------------------------------------------------------------------------------------------------------------
Schools (1.0%)
.........................................................................................................................
            28,400   Apollo Group, Inc. Class A (NON)                                                          2,221,448
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.7%)
.........................................................................................................................
            95,700   Applied Materials, Inc.                                                                   1,548,426
------------------------------------------------------------------------------------------------------------------------
Software (4.1%)
.........................................................................................................................
            41,700   Adobe Systems, Inc.                                                                       1,193,454
.........................................................................................................................
            15,000   Mercury Interactive Corp. (NON)                                                             575,400
.........................................................................................................................
           111,200   Microsoft Corp. (SEG)                                                                     2,762,208
.........................................................................................................................
           262,100   Oracle Corp. (NON)                                                                        3,459,720
.........................................................................................................................
            60,500   Red Hat, Inc. (NON) (S)                                                                     792,550
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,783,332
------------------------------------------------------------------------------------------------------------------------
Technology Services (2.0%)
.........................................................................................................................
            28,300   Accenture, Ltd. Class A (Bermuda) (NON)                                                     641,561
.........................................................................................................................
            56,900   Automatic Data Processing, Inc.                                                           2,388,093
.........................................................................................................................
            30,000   Fiserv, Inc. (NON)                                                                        1,288,500
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,318,154
------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.6%)
.........................................................................................................................
            50,200   American Tower Corp. Class A (NON)                                                        1,055,204
.........................................................................................................................
            60,000   Nextel Communications, Inc.
                     Class A (NON)                                                                             1,938,600
.........................................................................................................................
            50,200   PanAmSat Holding Corp.                                                                    1,029,602
.........................................................................................................................
            66,400   Sprint Corp. (FON Group) (S)                                                              1,665,976
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,689,382
------------------------------------------------------------------------------------------------------------------------
Tobacco (2.4%)
.........................................................................................................................
            78,100   Altria Group, Inc.                                                                        5,049,946
------------------------------------------------------------------------------------------------------------------------
Transportation Services (1.0%)
.........................................................................................................................
            32,400   United Parcel Service, Inc. Class B                                                       2,240,784
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $199,092,773)                                                                    $212,458,281
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
         2,943,454   Putnam Prime Money Market Fund (e)                                                       $2,943,454
.........................................................................................................................
        $5,157,040   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                       5,155,050
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $8,098,504)                                                                        $8,098,504
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $207,191,277)                                                                    $220,556,785
------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2005 (Unaudited)
(aggregate face value $1,112,155)
------------------------------------------------------------------------------
                                         Aggregate    Delivery     Unrealized
                                Value   Face Value        Date   Depreciation
...............................................................................
Canadian Dollar            $1,123,375   $1,112,155     7/20/05       $(11,220)
------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2005 (Unaudited)

                            Number of               Expiration     Unrealized
                            Contracts        Value        Date   Depreciation
...............................................................................
S&P 500
Index (Long)                        8   $2,391,000      Sep-05       $(16,377)
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.




Putnam VT Small Cap Value Fund

The fund's portfolio
June 30, 2005 (Unaudited)

Common stocks (98.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Advertising and Marketing Services (0.3%)
.........................................................................................................................
            65,400   Valassis Communications, Inc. (NON)                                                      $2,423,070
------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.2%)
.........................................................................................................................
           579,250   AAR Corp. (NON)                                                                           9,100,018
.........................................................................................................................
           114,300   Heico Corp. (S)                                                                           2,675,763
.........................................................................................................................
            26,600   Heico Corp. Class A                                                                         479,332
.........................................................................................................................
           112,100   Herley Industries, Inc. (NON)                                                             2,044,704
.........................................................................................................................
            30,000   Innovative Solutions &
                     Support, Inc. (NON)                                                                       1,007,100
.........................................................................................................................
            70,800   Teledyne Technologies, Inc. (NON)                                                         2,306,664
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,613,581
------------------------------------------------------------------------------------------------------------------------
Airlines (0.9%)
.........................................................................................................................
           150,500   Airtran Holdings, Inc. (NON) (S)                                                          1,389,115
.........................................................................................................................
           300,800   SkyWest, Inc.                                                                             5,468,544
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,857,659
------------------------------------------------------------------------------------------------------------------------
Automotive (1.1%)
.........................................................................................................................
            64,000   Aaron Rents, Inc.                                                                         1,592,960
.........................................................................................................................
           196,800   American Axle & Manufacturing
                     Holdings, Inc. (S)                                                                        4,973,136
.........................................................................................................................
            67,800   CLARCOR, Inc.                                                                             1,983,150
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,549,246
------------------------------------------------------------------------------------------------------------------------
Banking (10.8%)
.........................................................................................................................
           138,600   AMCORE Financial, Inc.                                                                    4,141,368
.........................................................................................................................
           529,200   BankAtlantic Bancorp, Inc. Class A                                                       10,028,340
.........................................................................................................................
           420,200   Brookline Bancorp, Inc.                                                                   6,832,452
.........................................................................................................................
           261,800   Colonial Bancgroup, Inc.                                                                  5,775,308
.........................................................................................................................
            65,600   East West Bancorp, Inc.                                                                   2,203,504
.........................................................................................................................
            49,500   First Community Bancorp                                                                   2,351,250
.........................................................................................................................
           120,300   First Niagara Financial Group, Inc.                                                       1,753,974
.........................................................................................................................
           289,500   Flagstar Bancorp, Inc. (S)                                                                5,480,235
.........................................................................................................................
           174,150   Greater Bay Bancorp                                                                       4,592,336
.........................................................................................................................
           248,100   Irwin Financial Corp. (S)                                                                 5,505,339
.........................................................................................................................
           575,300   Netbank, Inc.                                                                             5,361,796
.........................................................................................................................
           136,200   NewAlliance Bancshares, Inc.                                                              1,913,610
.........................................................................................................................
           143,100   PFF Bancorp, Inc.                                                                         4,334,499
.........................................................................................................................
           136,000   Provident Bankshares Corp.                                                                4,339,760
.........................................................................................................................
           457,100   Republic Bancorp, Inc.                                                                    6,847,358
.........................................................................................................................
            52,400   Sovereign Bancorp, Inc.                                                                   1,170,616
.........................................................................................................................
           253,300   Sterling Bancshares, Inc.                                                                 3,941,348
.........................................................................................................................
            90,300   Webster Financial Corp.                                                                   4,216,107
.........................................................................................................................
            57,000   Westcorp                                                                                  2,987,940
.........................................................................................................................
            36,600   Wintrust Financial Corp.                                                                  1,916,010
------------------------------------------------------------------------------------------------------------------------
                                                                                                              85,693,150
------------------------------------------------------------------------------------------------------------------------
Basic Materials (0.8%)
.........................................................................................................................
           183,400   Ameron International Corp.                                                                6,859,160
------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.5%)
.........................................................................................................................
           426,500   Sinclair Broadcast Group, Inc.
                     Class A                                                                                   3,872,620
------------------------------------------------------------------------------------------------------------------------
Building Materials (2.1%)
.........................................................................................................................
           471,100   Apogee Enterprises, Inc.                                                                  7,240,807
.........................................................................................................................
           301,700   Interface, Inc. Class A (NON)                                                             2,428,685
.........................................................................................................................
           336,700   Lennox International, Inc.                                                                7,127,939
------------------------------------------------------------------------------------------------------------------------
                                                                                                              16,797,431
------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.3%)
.........................................................................................................................
            52,100   Bandag, Inc.                                                                              2,399,205
------------------------------------------------------------------------------------------------------------------------
Chemicals (4.1%)
.........................................................................................................................
           108,590   A. Schulman, Inc.                                                                         1,942,675
.........................................................................................................................
           128,300   Airgas, Inc.                                                                              3,165,161
.........................................................................................................................
           455,600   Crompton Corp. (S)                                                                        6,446,740
.........................................................................................................................
            43,000   Great Lakes Chemical Corp.                                                                1,353,210
.........................................................................................................................
         1,217,200   Omnova Solutions, Inc. (NON)                                                              5,672,152
.........................................................................................................................
           977,400   PolyOne Corp. (NON)                                                                       6,470,388
.........................................................................................................................
           136,100   RPM, Inc.                                                                                 2,485,186
.........................................................................................................................
           332,600   Tredegar Corp.                                                                            5,188,560
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,724,072
------------------------------------------------------------------------------------------------------------------------
Coal (0.4%)
.........................................................................................................................
           109,570   Foundation Coal Holdings, Inc.                                                            2,842,246
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.5%)
.........................................................................................................................
            98,800   4Kids Entertainment, Inc. (NON) (S)                                                       1,964,144
.........................................................................................................................
           143,600   Banta Corp.                                                                               6,513,696
.........................................................................................................................
           131,500   Brink's Co. (The)                                                                         4,734,000
.........................................................................................................................
            73,000   Catalina Marketing Corp. (S)                                                              1,854,930
.........................................................................................................................
           142,000   ePlus, Inc. (NON)                                                                         1,633,000
.........................................................................................................................
           207,900   MPS Group, Inc. (NON)                                                                     1,958,418
.........................................................................................................................
            51,800   Paxar Corp. (NON)                                                                           919,450
.........................................................................................................................
           129,700   RemedyTemp, Inc. Class A (NON)                                                            1,147,845
.........................................................................................................................
           240,600   TeleTech Holdings, Inc. (NON)                                                             1,960,890
.........................................................................................................................
           139,600   Walter Industries, Inc.                                                                   5,611,920
------------------------------------------------------------------------------------------------------------------------
                                                                                                              28,298,293
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.8%)
.........................................................................................................................
           234,200   Arris Group, Inc. (NON)                                                                   2,039,882
.........................................................................................................................
           206,700   Belden CDT, Inc.                                                                          4,382,040
.........................................................................................................................
           244,200   Inter-Tel, Inc.                                                                           4,544,562
.........................................................................................................................
           179,200   Radyne Comstream Corp. (NON)                                                              1,554,560
.........................................................................................................................
           322,000   Redback Networks, Inc. (NON)                                                              2,054,360
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,575,404
------------------------------------------------------------------------------------------------------------------------
Computers (0.8%)
.........................................................................................................................
           478,700   Brocade Communications
                     Systems, Inc. (NON)                                                                       1,857,356
.........................................................................................................................
            44,400   Intergraph Corp. (NON)                                                                    1,530,024
.........................................................................................................................
            86,800   Netgear, Inc. (NON) (S)                                                                   1,614,480
.........................................................................................................................
           114,300   Xyratex Ltd. (Bermuda) (NON)                                                              1,772,793
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,774,653
------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.3%)
.........................................................................................................................
           106,100   AMETEK, Inc.                                                                              4,440,285
.........................................................................................................................
           213,500   Crane Co.                                                                                 5,615,050
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,055,335
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.4%)
.........................................................................................................................
           114,500   AmeriCredit Corp. (NON)                                                                   2,919,750
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.7%)
.........................................................................................................................
           183,900   American Greetings Corp. Class A                                                          4,873,350
.........................................................................................................................
           185,400   Blyth Industries, Inc.                                                                    5,200,470
.........................................................................................................................
           131,800   Elizabeth Arden, Inc. (NON)                                                               3,082,802
.........................................................................................................................
            67,300   Lancaster Colony Corp.                                                                    2,888,516
.........................................................................................................................
           124,400   Prestige Brands Holdings, Inc. (NON)                                                      2,425,800
.........................................................................................................................
            85,700   Spectrum Brands, Inc. (NON)                                                               2,828,100
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,299,038
------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.4%)
.........................................................................................................................
           538,000   Stewart Enterprises, Inc. Class A                                                         3,518,520
------------------------------------------------------------------------------------------------------------------------
Distributors (0.9%)
.........................................................................................................................
           261,800   Hughes Supply, Inc.                                                                       7,356,580
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.3%)
.........................................................................................................................
           488,450   Sierra Pacific Resources (NON)                                                            6,081,203
.........................................................................................................................
           199,800   Westar Energy, Inc.                                                                       4,801,194
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,882,397
------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.6%)
.........................................................................................................................
            73,900   Lincoln Electric Holdings, Inc.                                                           2,449,785
.........................................................................................................................
            57,480   Rofin-Sinar Technologies, Inc. (NON)                                                      1,885,344
.........................................................................................................................
            69,100   Smith (A.O.) Corp.                                                                        1,845,661
.........................................................................................................................
            82,600   Watsco, Inc.                                                                              3,518,760
.........................................................................................................................
            93,700   WESCO International, Inc. (NON)                                                           2,940,306
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,639,856
------------------------------------------------------------------------------------------------------------------------
Electronics (4.0%)
.........................................................................................................................
           158,000   Agilysys, Inc.                                                                            2,480,600
.........................................................................................................................
           286,500   Avnet, Inc. (NON)                                                                         6,454,845
.........................................................................................................................
            36,300   Diodes, Inc. (NON)                                                                        1,132,560
.........................................................................................................................
           436,000   General Cable Corp. (NON)                                                                 6,465,880
.........................................................................................................................
            43,200   Methode Electronics, Inc. Class A                                                           512,784
.........................................................................................................................
           390,700   Monolithic System
                     Technology, Inc. (NON) (S)                                                                1,965,221
.........................................................................................................................
           149,300   Park Electrochemical Corp.                                                                3,762,360
.........................................................................................................................
            83,800   Standard Microsystems Corp. (NON)                                                         1,959,244
.........................................................................................................................
           229,200   TTM Technologies, Inc. (NON)                                                              1,744,212
.........................................................................................................................
           493,800   X-Rite, Inc.                                                                              5,683,638
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,161,344
------------------------------------------------------------------------------------------------------------------------
Energy (1.5%)
.........................................................................................................................
            61,800   Global Industries, Ltd. (NON)                                                               525,300
.........................................................................................................................
           117,700   GulfMark Offshore, Inc. (NON)                                                             3,214,387
.........................................................................................................................
            16,800   Hydril Co. (NON)                                                                            913,080
.........................................................................................................................
            59,500   Pride International, Inc. (NON)                                                           1,529,150
.........................................................................................................................
           145,100   Tidewater, Inc.                                                                           5,531,212
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,713,129
------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.4%)
.........................................................................................................................
            57,900   EMCOR Group, Inc. (NON)                                                                   2,831,310
------------------------------------------------------------------------------------------------------------------------
Financial (0.8%)
.........................................................................................................................
           237,200   Advanta Corp. Class B                                                                     6,679,552
------------------------------------------------------------------------------------------------------------------------
Food (2.4%)
.........................................................................................................................
           116,300   Chiquita Brands International, Inc.(S)                                                    3,193,598
.........................................................................................................................
           102,700   Flowers Foods, Inc.                                                                       3,631,472
.........................................................................................................................
            93,900   Ralcorp Holdings, Inc.                                                                    3,863,985
.........................................................................................................................
           155,200   Sanderson Farms, Inc.                                                                     7,052,288
.........................................................................................................................
            63,800   TreeHouse Foods, Inc. (NON)                                                               1,818,938
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,560,281
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.3%)
.........................................................................................................................
            66,100   Albany International Corp.                                                                2,122,471
------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.9%)
.........................................................................................................................
            70,500   AMERIGROUP Corp. (NON)                                                                    2,834,100
.........................................................................................................................
           466,460   D&K Healthcare Resources, Inc.                                                            3,941,587
.........................................................................................................................
         1,299,700   Hooper Holmes, Inc.                                                                       5,393,755
.........................................................................................................................
            24,900   Pediatrix Medical Group, Inc. (NON)                                                       1,831,146
.........................................................................................................................
           190,100   PSS World Medical, Inc. (NON)                                                             2,366,745
.........................................................................................................................
            33,000   Sierra Health Services, Inc. (NON) (S)                                                    2,358,180
.........................................................................................................................
            86,000   Sunrise Assisted Living, Inc. (NON) (S)                                                   4,642,280
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,367,793
------------------------------------------------------------------------------------------------------------------------
Homebuilding (2.6%)
.........................................................................................................................
           312,600   Champion Enterprises, Inc. (NON)                                                          3,107,244
.........................................................................................................................
            47,460   Comstock Homebuilding Cos., Inc.
                     Class A (NON)                                                                             1,149,481
.........................................................................................................................
           693,700   Fleetwood Enterprises, Inc. (NON) (S)                                                     7,041,055
.........................................................................................................................
           234,400   Levitt Corp. Class A                                                                      7,013,248
.........................................................................................................................
            33,300   Meritage Homes Corp. (NON)                                                                2,647,350
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,958,378
------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.3%)
.........................................................................................................................
            94,100   Furniture Brands
                     International, Inc. (S)                                                                   2,033,501
------------------------------------------------------------------------------------------------------------------------
Insurance (10.0%)
.........................................................................................................................
           550,500   American Equity Investment Life
                     Holding Co. (S)                                                                           6,539,940
.........................................................................................................................
           136,800   AmerUs Group Co. (S)                                                                      6,573,240
.........................................................................................................................
           170,300   Bristol West Holdings, Inc.                                                               3,116,490
.........................................................................................................................
           450,800   Ceres Group, Inc. (NON)                                                                   2,740,864
.........................................................................................................................
            92,000   FBL Financial Group, Inc. Class A                                                         2,540,120
.........................................................................................................................
           246,100   Fremont General Corp. (S)                                                                 5,987,613
.........................................................................................................................
            92,800   Hub International, Ltd. (Canada)                                                          1,808,672
.........................................................................................................................
           173,900   Infinity Property & Casualty Corp.                                                        6,065,632
.........................................................................................................................
           101,600   Landamerica Financial Group, Inc.                                                         6,031,992
.........................................................................................................................
            41,400   Navigators Group, Inc. (NON)                                                              1,431,198
.........................................................................................................................
            86,900   Philadelphia Consolidated
                     Holding Corp. (NON)                                                                       7,365,644
.........................................................................................................................
           398,568   Presidential Life Corp.                                                                   6,819,498
.........................................................................................................................
           153,000   PXRE Group, Ltd. (Bermuda)                                                                3,858,660
.........................................................................................................................
            70,100   Stancorp Financial Group                                                                  5,368,258
.........................................................................................................................
           122,100   State Auto Financial Corp.                                                                3,789,984
.........................................................................................................................
           121,500   Stewart Information Services                                                              5,103,000
.........................................................................................................................
            64,800   Zenith National Insurance Corp.                                                           4,397,328
------------------------------------------------------------------------------------------------------------------------
                                                                                                              79,538,133
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.7%)
.........................................................................................................................
           346,100   MCG Capital Corp.                                                                         5,911,388
------------------------------------------------------------------------------------------------------------------------
Machinery (2.2%)
.........................................................................................................................
           108,500   Gardner Denver, Inc. (NON)                                                                3,806,180
.........................................................................................................................
           897,600   Milacron, Inc. (NON)                                                                      1,696,464
.........................................................................................................................
            68,100   MSC Industrial Direct Co., Inc.
                     Class A                                                                                   2,298,375
.........................................................................................................................
           201,800   Regal-Beloit Corp.                                                                        5,884,488
.........................................................................................................................
           165,700   Stewart & Stevenson Services, Inc.                                                        3,754,762
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,440,269
------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.2%)
.........................................................................................................................
           184,800   Acuity Brands, Inc.                                                                       4,747,512
.........................................................................................................................
           141,600   Blount International, Inc. (NON)                                                          2,363,304
.........................................................................................................................
            85,300   Griffon Corp. (NON)                                                                       1,893,660
.........................................................................................................................
           232,400   Kaman Corp.                                                                               4,192,496
.........................................................................................................................
           110,200   York International Corp.                                                                  4,187,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,384,572
------------------------------------------------------------------------------------------------------------------------
Media (0.5%)
.........................................................................................................................
           214,400   Journal Communications, Inc.
                     Class A                                                                                   3,601,920
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.6%)
.........................................................................................................................
            91,200   Conmed Corp. (NON)                                                                        2,806,224
.........................................................................................................................
           155,200   Datascope Corp.                                                                           5,175,920
.........................................................................................................................
            26,400   Dionex Corp. (NON)                                                                        1,151,304
.........................................................................................................................
            62,200   Edwards Lifesciences Corp. (NON)                                                          2,675,844
.........................................................................................................................
           149,800   Hanger Orthopedic Group, Inc. (NON)                                                         754,992
.........................................................................................................................
           113,700   Serologicals Corp. (NON) (S)                                                              2,416,125
.........................................................................................................................
           126,600   Vital Signs, Inc.                                                                         5,484,312
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,464,721
------------------------------------------------------------------------------------------------------------------------
Metals (1.6%)
.........................................................................................................................
           166,100   Earle M. Jorgensen Co. (NON)                                                              1,337,105
.........................................................................................................................
            94,400   Quanex Corp. (S)                                                                          5,004,144
.........................................................................................................................
            33,200   Reliance Steel & Aluminum Co.                                                             1,230,724
.........................................................................................................................
            49,100   Steel Dynamics, Inc. (S)                                                                  1,288,875
.........................................................................................................................
            46,200   Texas Industries, Inc.                                                                    2,597,826
.........................................................................................................................
            47,300   United States Steel Corp.                                                                 1,625,701
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,084,375
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (3.3%)
.........................................................................................................................
           134,000   Energy Partners, Ltd. (NON)                                                               3,512,140
.........................................................................................................................
           230,100   Range Resources Corp.                                                                     6,189,690
.........................................................................................................................
            53,700   Remington Oil & Gas Corp. (NON)                                                           1,917,090
.........................................................................................................................
           185,500   St. Mary Land & Exploration Co.                                                           5,375,790
.........................................................................................................................
            61,000   Universal Compression
                     Holdings, Inc. (NON)                                                                      2,210,640
.........................................................................................................................
           189,000   Vintage Petroleum, Inc.                                                                   5,758,830
.........................................................................................................................
           139,300   Warren Resources, Inc. (NON) (S)                                                          1,455,685
------------------------------------------------------------------------------------------------------------------------
                                                                                                              26,419,865
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (1.8%)
.........................................................................................................................
           341,500   Alpharma, Inc. Class A                                                                    4,941,505
.........................................................................................................................
            87,300   Andrx Group (NON)                                                                         1,773,063
.........................................................................................................................
           101,800   First Horizon
                     Pharmaceutical Corp. (NON)                                                                1,938,272
.........................................................................................................................
           143,400   Owens & Minor, Inc. (S)                                                                   4,638,990
.........................................................................................................................
            32,100   Par Pharmaceutical Cos., Inc. (NON)                                                       1,021,101
------------------------------------------------------------------------------------------------------------------------
                                                                                                              14,312,931
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.9%)
.........................................................................................................................
           469,300   Ikon Office Solutions, Inc.                                                               4,463,043
.........................................................................................................................
            75,200   Imation Corp.                                                                             2,917,008
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,380,051
------------------------------------------------------------------------------------------------------------------------
Publishing (0.4%)
.........................................................................................................................
           250,300   Playboy Enterprises, Inc.
                     Class B (NON) (S)                                                                         3,238,882
------------------------------------------------------------------------------------------------------------------------
Railroads (0.1%)
.........................................................................................................................
            46,900   Rail America, Inc. (Private) (NON)                                                          558,110
------------------------------------------------------------------------------------------------------------------------
Real Estate (2.6%)
.........................................................................................................................
           107,900   Anworth Mortgage Asset Corp. (R)                                                          1,061,736
.........................................................................................................................
           157,400   Entertainment Properties Trust (R)                                                        7,240,400
.........................................................................................................................
           110,200   Friedman, Billings, Ramsey
                     Group, Inc. Class A (R) (S)                                                               1,575,860
.........................................................................................................................
           205,800   Getty Realty Corp. (R)                                                                    5,700,660
.........................................................................................................................
            69,300   Lexington Corporate Properties
                     Trust (R)                                                                                 1,684,683
.........................................................................................................................
            50,400   Mills Corp. (R)                                                                           3,063,816
------------------------------------------------------------------------------------------------------------------------
                                                                                                              20,327,155
------------------------------------------------------------------------------------------------------------------------
Restaurants (0.9%)
.........................................................................................................................
            33,400   CBRL Group, Inc.                                                                          1,297,924
.........................................................................................................................
           201,500   Landry's Restaurants, Inc.                                                                6,063,135
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,361,059
------------------------------------------------------------------------------------------------------------------------
Retail (6.9%)
.........................................................................................................................
           136,600   Coldwater Creek, Inc. (NON)                                                               3,402,706
.........................................................................................................................
            40,600   Cost Plus, Inc. (NON)                                                                     1,012,564
.........................................................................................................................
           185,600   CSK Auto Corp. (NON)                                                                      3,095,808
.........................................................................................................................
            98,100   Finlay Enterprises, Inc. (NON)                                                            1,225,269
.........................................................................................................................
           294,500   Handleman Co.                                                                             4,862,195
.........................................................................................................................
           393,400   Haverty Furniture Cos., Inc.                                                              5,814,452
.........................................................................................................................
            64,500   Movie Gallery, Inc. (S)                                                                   1,704,735
.........................................................................................................................
           130,600   Nash Finch Co. (S)                                                                        4,798,244
.........................................................................................................................
           169,500   Nautilus Group, Inc. (S)                                                                  4,830,750
.........................................................................................................................
            52,500   New York & Company, Inc. (NON)                                                            1,105,650
.........................................................................................................................
           136,100   Nu Skin Enterprises, Inc. Class A                                                         3,171,130
.........................................................................................................................
           225,900   Ruddick Corp.                                                                             5,767,227
.........................................................................................................................
            73,800   School Specialty, Inc. (NON)                                                              3,431,700
.........................................................................................................................
            38,100   ShopKo Stores, Inc. (NON)                                                                   926,211
.........................................................................................................................
           120,100   Sonic Automotive, Inc.                                                                    2,553,326
.........................................................................................................................
            84,100   Sports Authority, Inc. (The) (NON) (S)                                                    2,674,380
.........................................................................................................................
            53,000   Stage Stores, Inc. (NON)                                                                  2,310,800
.........................................................................................................................
            89,100   Too, Inc. (NON)                                                                           2,082,267
------------------------------------------------------------------------------------------------------------------------
                                                                                                              54,769,414
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.6%)
.........................................................................................................................
            69,900   Applied Films Corp. (NON)                                                                 1,789,440
.........................................................................................................................
           293,200   Cohu, Inc.                                                                                5,878,660
.........................................................................................................................
           371,900   Helix Technology Corp.                                                                    4,938,832
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,606,932
------------------------------------------------------------------------------------------------------------------------
Shipping (1.1%)
.........................................................................................................................
           229,700   EGL, Inc. (NON)                                                                           4,667,502
.........................................................................................................................
            47,800   General Maritime Corp. (S)                                                                2,026,720
.........................................................................................................................
            58,500   Tsakos Energy Navigation, Ltd.
                     (Greece)                                                                                  2,268,045
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,962,267
------------------------------------------------------------------------------------------------------------------------
Software (0.3%)
.........................................................................................................................
            39,700   Hyperion Solutions Corp. (NON)                                                            1,597,528
.........................................................................................................................
           100,000   Verity, Inc. (NON)                                                                          877,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,474,528
------------------------------------------------------------------------------------------------------------------------
Staffing (0.1%)
.........................................................................................................................
            93,920   Kforce, Inc. (NON)                                                                          794,563
------------------------------------------------------------------------------------------------------------------------
Technology Services (1.7%)
.........................................................................................................................
           101,187   Acxiom Corp.                                                                              2,112,785
.........................................................................................................................
           223,700   Digitas, Inc. (NON)                                                                       2,552,417
.........................................................................................................................
           161,900   MTS Systems Corp.                                                                         5,436,602
.........................................................................................................................
           270,900   Neoware Systems, Inc. (NON) (S)                                                           2,774,016
.........................................................................................................................
            34,100   Overland Storage, Inc. (NON)                                                                325,314
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,201,134
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.6%)
.........................................................................................................................
           338,000   Earthlink, Inc. (NON)                                                                     2,927,080
.........................................................................................................................
            30,600   Equinix, Inc. (NON)                                                                       1,326,204
.........................................................................................................................
           323,000   Primus Telecommunications GP (NON) (S)                                                      203,490
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,456,774
------------------------------------------------------------------------------------------------------------------------
Textiles (0.7%)
.........................................................................................................................
           218,850   Wolverine World Wide, Inc.                                                                5,254,589
------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (0.8%)
.........................................................................................................................
           348,100   Cooper Tire & Rubber (S)                                                                  6,464,217
------------------------------------------------------------------------------------------------------------------------
Toys (0.5%)
.........................................................................................................................
           424,700   Action Performance Cos., Inc. (S)                                                         3,745,854
------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.4%)
.........................................................................................................................
            94,600   Landstar Systems, Inc. (NON)                                                              2,849,352
------------------------------------------------------------------------------------------------------------------------
Waste Management (0.6%)
.........................................................................................................................
           134,000   URS Corp. (NON)                                                                           5,004,900
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $573,837,079)                                                                    $783,986,980
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (10.5%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
         7,678,330   Putnam Prime Money Market Fund (e)                                                       $7,678,330
.........................................................................................................................
       $76,138,651   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                      76,109,264
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $83,787,594)                                                                      $83,787,594
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $657,624,673)                                                                    $867,774,574
------------------------------------------------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.





Putnam VT Utilities Growth and Income Fund

The fund's portfolio
June 30, 2005 (Unaudited)



Common stocks (88.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Cable Television (0.5%)
.........................................................................................................................
            32,400   Comcast Corp. Class A (Special) (NON)                                                      $970,380
.........................................................................................................................
               970   Jupiter Telecommunications Co., Ltd.
                     (Japan) (NON)                                                                               815,816
.........................................................................................................................
               462   Jupiter Telecommunications Co., Ltd.
                     144A (Japan) (NON)                                                                          388,564
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,174,760
------------------------------------------------------------------------------------------------------------------------
Coal (1.1%)
.........................................................................................................................
            46,451   CONSOL Energy, Inc. (S)                                                                   2,488,845
.........................................................................................................................
            36,153   Peabody Energy Corp.                                                                      1,881,402
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,370,247
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.6%)
.........................................................................................................................
            72,598   Vivendi Universal SA (France)                                                             2,274,148
.........................................................................................................................
            12,640   Vivendi Universal SA 144A (France)                                                          395,951
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,670,099
------------------------------------------------------------------------------------------------------------------------
Electric Utilities (51.4%)
.........................................................................................................................
           131,169   Alliant Energy Corp.                                                                      3,692,407
.........................................................................................................................
           132,303   Ameren Corp. (S)                                                                          7,316,356
.........................................................................................................................
            70,542   American Electric Power Co., Inc. (S)                                                     2,600,884
.........................................................................................................................
           149,032   Consolidated Edison, Inc. (S)                                                             6,980,659
.........................................................................................................................
           125,228   Constellation Energy Group, Inc. (S)                                                      7,224,403
.........................................................................................................................
           284,667   Dominion Resources, Inc. (S)                                                             20,891,711
.........................................................................................................................
           125,225   DPL, Inc.                                                                                 3,437,426
.........................................................................................................................
           103,739   DTE Energy Co.                                                                            4,851,873
.........................................................................................................................
           387,156   Edison International                                                                     15,699,176
.........................................................................................................................
            18,206   Energy East Corp. (S)                                                                       527,610
.........................................................................................................................
           273,054   Entergy Corp.                                                                            20,629,230
.........................................................................................................................
           423,269   Exelon Corp.                                                                             21,726,398
.........................................................................................................................
           114,109   FirstEnergy Corp. (S)                                                                     5,489,784
.........................................................................................................................
           361,443   FPL Group, Inc. (S)                                                                      15,202,293
.........................................................................................................................
            69,653   Great Plains Energy, Inc.                                                                 2,221,234
.........................................................................................................................
            39,078   Iberdrola SA (Spain) (S)                                                                  1,027,836
.........................................................................................................................
           106,118   Northeast Utilities                                                                       2,213,621
.........................................................................................................................
           614,411   PG&E Corp. (SEG)                                                                         23,064,989
.........................................................................................................................
           134,893   PPL Corp.                                                                                 8,009,946
.........................................................................................................................
           122,882   Progress Energy, Inc. (S)                                                                 5,559,182
.........................................................................................................................
           146,811   Public Service Enterprise
                     Group, Inc.                                                                               8,929,045
.........................................................................................................................
            49,183   SCANA Corp. (S)                                                                           2,100,606
.........................................................................................................................
           553,978   Sierra Pacific Resources (NON) (S)                                                        6,897,026
.........................................................................................................................
           152,971   Southern Co. (The) (S)                                                                    5,303,505
.........................................................................................................................
           153,067   Wisconsin Energy Corp.                                                                    5,969,610
.........................................................................................................................
           124,372   XCEL Energy, Inc. (S)                                                                     2,427,741
------------------------------------------------------------------------------------------------------------------------
                                                                                                             209,994,551
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (4.5%)
.........................................................................................................................
            59,953   Equitable Resources, Inc. (S)                                                             4,076,804
.........................................................................................................................
           104,772   MDU Resources Group, Inc. (S)                                                             2,951,427
.........................................................................................................................
            40,422   NiSource, Inc.                                                                              999,636
.........................................................................................................................
           173,919   Sempra Energy                                                                             7,184,594
.........................................................................................................................
           173,937   Williams Cos., Inc. (The) (S)                                                             3,304,803
------------------------------------------------------------------------------------------------------------------------
                                                                                                              18,517,264
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.8%)
.........................................................................................................................
           188,557   AES Corp. (The) (NON)                                                                     3,088,564
------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
.........................................................................................................................
           295,000   Yellow Pages (Singapore), Ltd.
                     (Singapore)                                                                                 249,989
------------------------------------------------------------------------------------------------------------------------
Regional Bells (6.0%)
.........................................................................................................................
           151,090   BellSouth Corp. (S)                                                                       4,014,461
.........................................................................................................................
           303,177   SBC Communications, Inc. (S)                                                              7,200,454
.........................................................................................................................
           106,505   Telus Corp. (Canada)                                                                      3,634,826
.........................................................................................................................
           274,263   Verizon Communications, Inc. (S)                                                          9,475,787
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,325,528
------------------------------------------------------------------------------------------------------------------------
Telecommunications (20.3%)
.........................................................................................................................
            13,736   ALLTEL Corp.                                                                                855,478
.........................................................................................................................
           105,319   American Tower Corp. Class A (NON) (S)                                                    2,213,805
.........................................................................................................................
            41,739   BCE, Inc. (Canada)                                                                          988,510
.........................................................................................................................
            45,517   CenturyTel, Inc.                                                                          1,576,254
.........................................................................................................................
            32,518   Fastweb (Italy) (NON)                                                                     1,399,637
.........................................................................................................................
           181,673   France Telecom SA (France)                                                                5,279,460
.........................................................................................................................
            28,449   France Telecom SA 144A (France)                                                             826,735
.........................................................................................................................
           235,786   Hellenic Telecommunication
                     Organization (OTE) SA (Greece)                                                            4,567,306
.........................................................................................................................
            43,330   KT Freetel Co., Ltd. (South Korea)                                                        1,002,763
.........................................................................................................................
            32,090   Maroc Telecom 144A (Casablanca
                     Stock Exchange) (Morocco)                                                                   294,116
.........................................................................................................................
            44,930   Maroc Telecom 144A (Paris Stock
                     Exchange) (Morocco)                                                                         415,267
.........................................................................................................................
            43,729   Mobistar SA (Belgium)                                                                     3,655,604
.........................................................................................................................
           192,745   Nextel Communications, Inc.
                     Class A (NON)                                                                             6,227,591
.........................................................................................................................
            19,500   Nextel Partners, Inc. Class A (NON) (S)                                                     490,815
.........................................................................................................................
               522   Nippon Telegraph & Telephone
                     (NTT) Corp. (Japan)                                                                       2,239,746
.........................................................................................................................
             2,183   NTT DoCoMo, Inc. (Japan)                                                                  3,212,578
.........................................................................................................................
            85,857   PanAmSat Holding Corp. (S)                                                                1,760,927
.........................................................................................................................
           233,445   Sprint Corp. (FON Group) (S)                                                              5,857,135
.........................................................................................................................
           918,000   StarHub, Ltd. (Singapore) (NON)                                                             994,491
.........................................................................................................................
            66,405   TDC A/S (Denmark)                                                                         2,843,801
.........................................................................................................................
           519,010   Telecom Corp. of New Zealand, Ltd.
                     (New Zealand)                                                                             2,167,394
.........................................................................................................................
           647,209   Telefonica SA (Spain)                                                                    10,570,515
.........................................................................................................................
            36,442   Telefonos de Mexico SA de CV
                     (Telmex) ADR Ser. L (Mexico)                                                                688,389
.........................................................................................................................
           171,144   Telenor ASA (Norway)                                                                      1,358,590
.........................................................................................................................
           172,700   Telia AB 144A (Sweden)                                                                      824,458
.........................................................................................................................
         8,565,131   Vodafone Group PLC (United Kingdom)                                                      20,818,232
------------------------------------------------------------------------------------------------------------------------
                                                                                                              83,129,597
------------------------------------------------------------------------------------------------------------------------
Telephone (2.3%)
.........................................................................................................................
            32,820   Belgacom SA (Belgium)                                                                     1,118,981
.........................................................................................................................
         1,447,000   China Netcom Group Corp. (Hong Kong),
                     Ltd. (Hong Kong)                                                                          2,099,594
.........................................................................................................................
           531,681   Koninklijke (Royal) KPN NV
                     (Netherlands)                                                                             4,454,541
.........................................................................................................................
            55,000   Koninklijke (Royal) KPN NV 144A
                     (Netherlands)                                                                               460,802
.........................................................................................................................
           143,930   Magyar Telekom Rt (Hungary)                                                                 613,264
.........................................................................................................................
           296,000   Telekom Malaysia Berhad (Malaysia)                                                          777,746
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,524,928
------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.7%)
.........................................................................................................................
            70,019   Aqua America, Inc. (S)                                                                    2,082,365
.........................................................................................................................
            72,870   Southwest Water Co. (S)                                                                     862,052
------------------------------------------------------------------------------------------------------------------------
                                                                                                               2,944,417
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $239,888,366)                                                                    $360,989,944
------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (7.6%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
Electric Utilities (3.2%)
.........................................................................................................................
          $565,000   AEP Texas Central Co.
                     sr. notes Ser. D, 5 1/2s, 2013                                                             $591,984
.........................................................................................................................
           145,000   AEP Texas North Co.
                     sr. notes Ser. B, 5 1/2s, 2013                                                              151,957
.........................................................................................................................
            75,000   Appalachian Power Co.
                     sr. notes Ser. K, 5s, 2017                                                                   74,903
.........................................................................................................................
           750,000   Carolina Power & Light Co. 1st
                     mtge. 5.7s, 2035                                                                            801,748
.........................................................................................................................
            25,000   CenterPoint Energy Houston
                     Electric, LLC general ref. mtge.
                     Ser. M2, 5 3/4s, 2014                                                                        26,746
.........................................................................................................................
            60,000   Cleveland Electric Illuminating Co.
                     (The) sec. notes Ser. D, 7.43s,
                     2009                                                                                         66,647
.........................................................................................................................
           270,000   Connecticut Light & Power Co. 1st
                     mtge. Ser. D, 7 7/8s, 2024                                                                  362,368
.........................................................................................................................
           430,000   Consumers Energy Co. 1st mtge.
                     Ser. B, 5 3/8s, 2013                                                                        446,023
.........................................................................................................................
            35,000   Dayton Power & Light Co. (The) 1st
                     mtge. 5 1/8s, 2013                                                                           36,260
.........................................................................................................................
           535,000   Detroit Edison Co. 144A 1st mtge.
                     5.45s, 2035                                                                                 556,803
.........................................................................................................................
           200,000   DPL, Inc. sr. notes 6 7/8s, 2011                                                            216,000
.........................................................................................................................
           400,000   Duke Capital Corp.
                     sr. notes Ser. A, 6 1/4s, 2005                                                              400,250
.........................................................................................................................
           180,000   Duquesne Light Co. 1st mtge.
                     Ser. O, 6.7s, 2012                                                                          200,207
.........................................................................................................................
           340,000   Entergy Arkansas, Inc. 1st mtge.
                     5.4s, 2018                                                                                  339,491
.........................................................................................................................
           680,000   FirstEnergy Corp. notes Ser. B,
                     6.45s, 2011                                                                                 742,986
.........................................................................................................................
            57,000   FirstEnergy Corp. notes Ser. C,
                     7 3/8s, 2031                                                                                 69,676
.........................................................................................................................
           415,000   Florida Power & Light Co. 1st mtge.
                     5.95s, 2033                                                                                 472,953
.........................................................................................................................
           280,000   Florida Power & Light Co. 1st mtge.
                     5 5/8s, 2034                                                                                305,648
.........................................................................................................................
           325,000   Florida Power Corp. 1st mtge.
                     5.9s, 2033                                                                                  354,656
.........................................................................................................................
           110,000   Indianapolis Power & Light 144A 1st
                     mtge. 6.3s, 2013                                                                            119,743
.........................................................................................................................
           300,000   Kansas Gas & Electric 144A
                     bonds 5.647s, 2021                                                                          304,482
.........................................................................................................................
           290,000   MidAmerican Energy Holdings Co.
                     sr. notes 4 5/8s, 2007                                                                      290,974
.........................................................................................................................
           230,000   Monongahela Power Co. 1st mtge.
                     5s, 2006                                                                                    231,862
.........................................................................................................................
            31,000   Nevada Power Co. 2nd mtge. 9s, 2013                                                          34,875
.........................................................................................................................
           250,000   Nevada Power Co. 144A general ref.
                     mtge. 5 7/8s, 2015                                                                          251,250
.........................................................................................................................
           480,000   Niagara Mohawk Power Corp.
                     sr. notes Ser. G, 7 3/4s, 2008                                                              527,384
.........................................................................................................................
            10,000   NiSource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                        11,491
.........................................................................................................................
           310,000   Oncor Electric Delivery Co. sec.
                     notes 7 1/4s, 2033                                                                          386,527
.........................................................................................................................
           320,000   Oncor Electric Delivery Co. sec.
                     notes 6 3/8s, 2015                                                                          354,704
.........................................................................................................................
           230,000   Oncor Electric Delivery Co. sec.
                     notes 6 3/8s, 2012                                                                          252,040
.........................................................................................................................
           510,000   Pacific Gas & Electric Co. 1st
                     mtge. 6.05s, 2034                                                                           564,928
.........................................................................................................................
           615,000   Pacific Gas & Electric Co. 1st
                     mtge. 4.8s, 2014                                                                            619,662
.........................................................................................................................
            45,000   PacifiCorp Sinking Fund 1st mtge.
                     5.45s, 2013                                                                                  47,602
.........................................................................................................................
           340,000   Pepco Holdings, Inc. notes
                     5 1/2s, 2007                                                                                347,538
.........................................................................................................................
           184,395   Power Receivable Finance, LLC 144A
                     sr. notes 6.29s, 2012                                                                       191,572
.........................................................................................................................
            10,000   PP&L Capital Funding, Inc. company
                     guaranty Ser. D, 8 3/8s, 2007                                                                10,749
.........................................................................................................................
           175,000   Public Service Co. of Colorado
                     sr. notes Ser. A, 6 7/8s, 2009                                                              190,647
.........................................................................................................................
            35,000   Public Service Co. of New
                     Mexico sr. notes 4.4s, 2008                                                                  34,980
.........................................................................................................................
           320,000   Public Service Electric & Gas Co.
                     1st mtge. FRN 6 3/8s, 2008                                                                  337,273
.........................................................................................................................
           285,000   Public Service Electric & Gas Co.
                     sec. notes 5s, 2014                                                                         292,452
.........................................................................................................................
            85,000   Rochester Gas & Electric
                     notes 6 3/8s, 2033                                                                          100,903
.........................................................................................................................
            55,000   Southern California Edison Co. 1st
                     mtge. 6s, 2034                                                                               61,601
.........................................................................................................................
            75,000   Southern California Edison Co. 1st
                     mtge. 5s, 2016                                                                               76,763
.........................................................................................................................
           150,000   Southern California Edison Co. 1st
                     mtge. 5s, 2014                                                                              154,147
.........................................................................................................................
           225,000   Southern Power Co.
                     sr. notes Ser. D, 4 7/8s, 2015                                                              225,546
.........................................................................................................................
           175,000   Tampa Electric Co. notes 6 7/8s,
                     2012                                                                                        197,936
.........................................................................................................................
           605,000   TransAlta Corp. notes 6 3/4s, 2012
                     (Canada)                                                                                    669,929
.........................................................................................................................
           120,000   Wisconsin Electric Power
                     notes 4 1/2s, 2013                                                                          119,805
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,226,671
------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.4%)
.........................................................................................................................
            50,000   Atmos Energy Corp. notes 4.95s, 2014                                                         49,908
.........................................................................................................................
            80,000   CenterPoint Energy Resources Corp.
                     notes 7 3/4s, 2011                                                                           91,808
.........................................................................................................................
         1,075,000   Consolidated Natural Gas Co.
                     sr. notes 5s, 2014                                                                        1,087,496
.........................................................................................................................
           170,000   National Fuel Gas Co. notes 5 1/4s, 2013                                                    174,727
.........................................................................................................................
           170,000   Texas Eastern Transmission LP
                     sr. notes 7s, 2032                                                                          207,873
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,611,812
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (--%)
.........................................................................................................................
            85,000   Motiva Enterprises, LLC 144A
                     sr. notes 5.2s, 2012                                                                         88,079
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.2%)
.........................................................................................................................
           625,000   Mission Energy Holding Co. sec.
                     notes 13 1/2s, 2008                                                                         742,188
------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.9%)
.........................................................................................................................
           150,000   Ameritech Capital Funding company
                     guaranty 6 1/4s, 2009                                                                       159,423
.........................................................................................................................
           240,000   Bellsouth Capital Funding
                     notes 7 3/4s, 2010                                                                          273,384
.........................................................................................................................
           740,000   BellSouth Corp. bonds 5.2s, 2014                                                            762,626
.........................................................................................................................
           110,000   Bellsouth Telecommunications
                     debs. 6 3/8s, 2028                                                                          122,150
.........................................................................................................................
            15,000   Michigan Bell Telephone Co.
                     debs. 7.85s, 2022                                                                            18,516
.........................................................................................................................
           430,000   Telus Corp. notes 8s, 2011 (Canada)                                                         502,886
.........................................................................................................................
           120,000   Verizon Global Funding Corp.
                     notes 7 3/4s, 2030                                                                          154,950
.........................................................................................................................
         1,340,000   Verizon New England, Inc.
                     sr. notes 6 1/2s, 2011                                                                    1,457,367
.........................................................................................................................
            20,000   Verizon New Jersey, Inc. debs. 8s, 2022                                                      24,651
------------------------------------------------------------------------------------------------------------------------
                                                                                                               3,475,953
------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.6%)
.........................................................................................................................
           355,000   AT&T Wireless Services, Inc.
                     notes 8 1/8s, 2012                                                                          425,342
.........................................................................................................................
           150,000   AT&T Wireless Services, Inc.
                     sr. notes 8 3/4s, 2031                                                                      210,246
.........................................................................................................................
         1,250,000   AT&T Wireless Services, Inc.
                     sr. notes 7 7/8s, 2011                                                                    1,452,708
.........................................................................................................................
           430,000   British Telecommunications PLC
                     notes 8 3/8s, 2010 (United Kingdom)                                                         507,881
.........................................................................................................................
           255,000   Deutsche Telekom International
                     Finance BV bonds 8 1/2s, 2010 (Germany)                                                     295,528
.........................................................................................................................
         1,255,000   Deutsche Telekom International
                     Finance BV company guaranty 8 3/4s,
                     2030 (Germany)                                                                            1,705,470
.........................................................................................................................
           100,000   Deutsche Telekom International
                     Finance BV notes 5 1/4s, 2013
                     (Germany)                                                                                   103,823
.........................................................................................................................
           335,000   France Telecom notes 9 1/4s, 2031
                     (France)                                                                                    467,059
.........................................................................................................................
           965,000   France Telecom notes 7 3/4s, 2011
                     (France)                                                                                  1,119,857
.........................................................................................................................
         1,280,000   Sprint Capital Corp. company
                     guaranty 7 5/8s, 2011                                                                     1,461,861
.........................................................................................................................
            40,000   Sprint Capital Corp. company
                     guaranty 6.9s, 2019                                                                          45,812
.........................................................................................................................
           995,000   Sprint Capital Corp. company
                     guaranty 6 7/8s, 2028                                                                     1,142,143
.........................................................................................................................
           600,000   Telecom Italia Capital SA company
                     guaranty 6 3/8s, 2033 (Luxembourg)                                                          643,382
.........................................................................................................................
            90,000   Telecom Italia Capital SA company
                     guaranty 5 1/4s, 2013 (Luxembourg)                                                           91,368
.........................................................................................................................
           145,000   Telecom Italia Capital SA 144A
                     company guaranty 4s, 2010
                     (Luxembourg)                                                                                140,883
.........................................................................................................................
           755,000   Vodafone Group PLC notes 7 7/8s,
                     2030 (United Kingdom)                                                                     1,011,656
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,825,019
------------------------------------------------------------------------------------------------------------------------
Telephone (0.3%)
.........................................................................................................................
           300,000   Telefonica Europe BV company
                     guaranty 8 1/4s, 2030 (Netherlands)                                                         418,565
.........................................................................................................................
           615,000   Telefonica Europe BV company
                     guaranty 7 3/4s, 2010 (Netherlands)                                                         709,577
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,128,142
------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $29,219,094)                                                                      $31,097,864
------------------------------------------------------------------------------------------------------------------------
WARRANTS (0.5%) (a) (NON)
------------------------------------------------------------------------------------------------------------------------
                                                                                     Expiration   Expiration
Number of Warrants                                                                        Price         Date       Value
.........................................................................................................................
           236,043   Hanaro Telecom, Inc.
                     144A Structured
                     Exercise Call  Warrants
                     (issued by UBS AG)
                     (South Korea)                                                      $0.0001       9/5/05    $571,257
.........................................................................................................................
            33,394   KT Corp. 144A
                     Structured Exercise
                     Call Warrants
                     (issued by UBS AG)
                     (South Korea)                                                       0.0001      1/13/06   1,357,743
------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $2,004,068)                                                                        $1,929,000
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (19.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
        11,201,565   Putnam Prime Money Market Fund (e)                                                      $11,201,565
.........................................................................................................................
       $68,009,339   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                      67,983,339
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $79,184,904)                                                                      $79,184,904
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $350,296,432)                                                                    $473,201,712
------------------------------------------------------------------------------------------------------------------------


DIVERSIFICATION BY COUNTRY
------------------------------------------------------------------------------
Distribution of investments by country of issue at June 30, 2005:
(as a percentage of Portfolio Value)
------------------------------------------------------------------------------
Belgium                                                                   1.2%
...............................................................................
Canada                                                                    1.4
...............................................................................
Denmark                                                                   0.7
...............................................................................
France                                                                    2.6
...............................................................................
Germany                                                                   0.5
...............................................................................
Greece                                                                    1.1
...............................................................................
Hong Kong                                                                 0.5
...............................................................................
Japan                                                                     1.6
...............................................................................
Netherlands                                                               1.5
...............................................................................
New Zealand                                                               0.5
...............................................................................
South Korea                                                               0.7
...............................................................................
Spain                                                                     2.9
...............................................................................
United Kingdom                                                            5.5
...............................................................................
United States                                                            77.1
...............................................................................
Other                                                                     2.2
------------------------------------------------------------------------------
Total                                                                   100.0%
------------------------------------------------------------------------------

Forward Currency Contracts to Buy at June 30, 2005 (Unaudited)
(aggregate face value $5,319,591)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
Australian Dollar            $135,506     $135,447     7/20/05            $59
...............................................................................
British Pound               3,715,134    3,777,856     9/21/05        (62,722)
...............................................................................
Mexican Peso                  229,927      217,012     7/20/05         12,915
...............................................................................
Swedish Krona                 160,522      167,818     9/21/05         (7,296)
...............................................................................
Swiss Franc                   995,225    1,021,458     9/21/05        (26,233)
------------------------------------------------------------------------------
                                                                     $(83,277)
------------------------------------------------------------------------------

Forward Currency Contracts to Sell at June 30, 2005 (Unaudited)
(aggregate face value $13,143,911)
------------------------------------------------------------------------------
                                                                   Unrealized
                                         Aggregate    Delivery   Appreciation/
                                Value   Face Value        Date  (Depreciation)
...............................................................................
British Pound              $1,782,278   $1,806,327     9/21/05        $24,049
...............................................................................
Canadian Dollar             2,050,274    2,058,042     7/20/05          7,768
...............................................................................
Danish Krone                1,629,843    1,655,794     9/21/05         25,951
...............................................................................
Euro                        5,071,831    5,138,938     9/21/05         67,107
...............................................................................
Hong Kong Dollar              155,810      155,670     8/17/05           (140)
...............................................................................
Japanese Yen                   33,344       34,598     8/17/05          1,254
...............................................................................
New Zealand Dollar          1,466,709    1,480,372     7/20/05         13,663
...............................................................................
Norwegian Krone               797,671      814,170     9/21/05         16,499
------------------------------------------------------------------------------
                                                                     $156,151
------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                            Number of               Expiration   Appreciation/
                            Contracts        Value        Date  (Depreciation)
...............................................................................
U.S. Treasury Bond
20 yr (Long)                        1     $118,750      Sep-05         $2,529
...............................................................................
U.S. Treasury Note
10 yr (Long)                       20    2,269,375      Sep-05         (4,515)
...............................................................................
U.S. Treasury Note
5 yr (Long)                        33    3,593,391      Sep-05         13,843
...............................................................................
U.S. Treasury Note
2 yr (Short)                        7    1,453,813      Sep-05         (1,426)
------------------------------------------------------------------------------
                                                                      $10,431
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.



Putnam VT Vista Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (99.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (1.1%)
.........................................................................................................................
            66,300   L-3 Communications Holdings, Inc.                                                        $5,077,254
------------------------------------------------------------------------------------------------------------------------
Banking (0.6%)
.........................................................................................................................
            98,600   Commerce Bancorp, Inc. (S)                                                                2,988,566
------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.4%)
.........................................................................................................................
            35,300   Celgene Corp. (NON)                                                                       1,439,181
.........................................................................................................................
           145,000   Genzyme Corp. (NON)                                                                       8,713,050
.........................................................................................................................
            19,600   IDEXX Laboratories, Inc. (NON)                                                            1,221,668
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,373,899
------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.0%)
.........................................................................................................................
           142,600   XM Satellite Radio Holdings, Inc.
                     Class A (NON) (S)                                                                         4,799,916
------------------------------------------------------------------------------------------------------------------------
Building Materials (1.4%)
.........................................................................................................................
           102,240   Vulcan Materials Co.                                                                      6,644,578
------------------------------------------------------------------------------------------------------------------------
Chemicals (0.1%)
.........................................................................................................................
            19,900   Georgia Gulf Corp.                                                                          617,895
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.3%)
.........................................................................................................................
            63,700   Corporate Executive Board Co. (The)                                                       4,989,621
.........................................................................................................................
            36,500   West Corp. (NON) (S)                                                                      1,401,600
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,391,221
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.6%)
.........................................................................................................................
           100,900   Harris Corp.                                                                              3,149,089
.........................................................................................................................
            99,100   Scientific-Atlanta, Inc.                                                                  3,297,057
.........................................................................................................................
           136,600   Tellabs, Inc. (NON)                                                                       1,188,420
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,634,566
------------------------------------------------------------------------------------------------------------------------
Computers (4.2%)
.........................................................................................................................
           206,200   Apple Computer, Inc. (NON)                                                                7,590,222
.........................................................................................................................
            18,500   Logitech International SA ADR
                     (Switzerland) (NON) (S)                                                                   1,179,930
.........................................................................................................................
            72,700   NAVTEQ Corp. (NON)                                                                        2,702,986
.........................................................................................................................
           205,000   Network Appliance, Inc. (NON) (S)                                                         5,795,350
.........................................................................................................................
           101,400   Take-Two Interactive
                     Software, Inc. (NON)                                                                      2,580,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,849,118
------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.3%)
.........................................................................................................................
            36,300   AMETEK, Inc.                                                                              1,519,155
------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (2.9%)
.........................................................................................................................
           103,600   Black & Decker Manufacturing Co. (S)                                                      9,308,460
.........................................................................................................................
            57,200   Harman International
                     Industries, Inc.                                                                          4,653,792
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,962,252
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.4%)
.........................................................................................................................
            20,600   Capital One Financial Corp.                                                               1,648,206
.........................................................................................................................
           189,000   Nelnet, Inc. Class A (NON)                                                                6,288,030
.........................................................................................................................
           197,900   Providian Financial Corp. (NON)                                                           3,488,977
------------------------------------------------------------------------------------------------------------------------
                                                                                                              11,425,213
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.1%)
.........................................................................................................................
            19,700   Scotts Co. (The) Class A (NON)                                                            1,402,837
.........................................................................................................................
           122,400   Yankee Candle Co., Inc. (The)                                                             3,929,040
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,331,877
------------------------------------------------------------------------------------------------------------------------
Consumer Services (2.0%)
.........................................................................................................................
            69,800   Alliance Data Systems Corp. (NON) (S)                                                     2,831,088
.........................................................................................................................
            87,900   Getty Images, Inc. (NON) (S)                                                              6,527,454
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,358,542
------------------------------------------------------------------------------------------------------------------------
Containers (0.5%)
.........................................................................................................................
            63,600   Ball Corp.                                                                                2,287,056
------------------------------------------------------------------------------------------------------------------------
Electronics (5.3%)
.........................................................................................................................
            98,800   Altera Corp. (NON)                                                                        1,958,216
.........................................................................................................................
            91,000   Amphenol Corp. Class A                                                                    3,655,470
.........................................................................................................................
           158,900   ATI Technologies, Inc. (Canada) (NON)                                                     1,882,965
.........................................................................................................................
           243,900   Linear Technology Corp.                                                                   8,948,691
.........................................................................................................................
           296,000   SanDisk Corp. (NON) (S)                                                                   7,024,080
.........................................................................................................................
            59,900   Silicon Laboratories, Inc. (NON) (S)                                                      1,569,979
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,039,401
------------------------------------------------------------------------------------------------------------------------
Energy (1.5%)
.........................................................................................................................
           137,500   BJ Services Co. (S)                                                                       7,216,000
------------------------------------------------------------------------------------------------------------------------
Entertainment (0.8%)
.........................................................................................................................
            74,000   Pixar, Inc. (NON) (S)                                                                     3,703,700
------------------------------------------------------------------------------------------------------------------------
Financial (1.1%)
.........................................................................................................................
           118,500   Moody's Corp.                                                                             5,327,760
------------------------------------------------------------------------------------------------------------------------
Forest Products and Packaging (0.8%)
.........................................................................................................................
           155,500   Louisiana-Pacific Corp.                                                                   3,822,190
------------------------------------------------------------------------------------------------------------------------
Health Care Services (5.8%)
.........................................................................................................................
            70,520   Coventry Health Care, Inc. (NON) (S)                                                      4,989,290
.........................................................................................................................
            71,800   Kindred Healthcare, Inc. (NON) (S)                                                        2,843,998
.........................................................................................................................
           149,200   Laboratory Corp. of America
                     Holdings (NON)                                                                            7,445,080
.........................................................................................................................
            80,200   PacifiCare Health Systems, Inc. (NON)                                                     5,730,290
.........................................................................................................................
            50,000   Quest Diagnostics, Inc.                                                                   2,663,500
.........................................................................................................................
             8,800   Sierra Health Services, Inc. (NON) (S)                                                      628,848
.........................................................................................................................
            44,500   WellPoint, Inc. (NON)                                                                     3,098,980
------------------------------------------------------------------------------------------------------------------------
                                                                                                              27,399,986
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.9%)
.........................................................................................................................
             8,800   NVR, Inc. (NON)                                                                           7,128,000
.........................................................................................................................
            16,900   Toll Brothers, Inc. (NON)                                                                 1,716,195
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,844,195
------------------------------------------------------------------------------------------------------------------------
Insurance (1.5%)
.........................................................................................................................
            25,500   Everest Re Group, Ltd. (Barbados)                                                         2,371,500
.........................................................................................................................
           132,150   W.R. Berkley Corp.                                                                        4,715,112
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,086,612
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.7%)
.........................................................................................................................
            79,700   Bear Stearns Cos., Inc. (The)                                                             8,284,018
------------------------------------------------------------------------------------------------------------------------
Machinery (2.0%)
.........................................................................................................................
            55,100   Cummins, Inc.                                                                             4,111,011
.........................................................................................................................
           136,700   Terex Corp. (NON)                                                                         5,385,980
------------------------------------------------------------------------------------------------------------------------
                                                                                                               9,496,991
------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.6%)
.........................................................................................................................
           102,940   Graco, Inc.                                                                               3,507,166
.........................................................................................................................
           105,200   IDEX Corp.                                                                                4,061,772
------------------------------------------------------------------------------------------------------------------------
                                                                                                               7,568,938
------------------------------------------------------------------------------------------------------------------------
Media (0.2%)
.........................................................................................................................
            39,600   Dolby Laboratories, Inc. Class A (NON)                                                      873,576
------------------------------------------------------------------------------------------------------------------------
Medical Technology (9.1%)
.........................................................................................................................
           108,700   C.R. Bard, Inc.                                                                           7,229,637
.........................................................................................................................
           102,200   Charles River Laboratories
                     International, Inc. (NON) (S)                                                             4,931,150
.........................................................................................................................
            58,700   Dade Behring Holdings, Inc.                                                               3,816,087
.........................................................................................................................
           171,100   Edwards Lifesciences Corp. (NON) (S)                                                      7,360,722
.........................................................................................................................
             7,600   Gen-Probe, Inc. (NON)                                                                       275,348
.........................................................................................................................
            38,900   Kinetic Concepts, Inc. (NON)                                                              2,334,000
.........................................................................................................................
           142,100   Respironics, Inc. (NON)                                                                   5,131,231
.........................................................................................................................
            85,800   St. Jude Medical, Inc. (NON)                                                              3,741,738
.........................................................................................................................
           226,500   Varian Medical Systems, Inc. (NON)                                                        8,455,245
------------------------------------------------------------------------------------------------------------------------
                                                                                                              43,275,158
------------------------------------------------------------------------------------------------------------------------
Metals (0.5%)
.........................................................................................................................
            26,000   Phelps Dodge Corp.                                                                        2,405,000
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (6.8%)
.........................................................................................................................
            67,200   Amerada Hess Corp. (S)                                                                    7,157,472
.........................................................................................................................
           171,300   Burlington Resources, Inc. (S)                                                            9,462,612
.........................................................................................................................
           159,400   Newfield Exploration Co. (NON)                                                            6,358,466
.........................................................................................................................
            80,700   Sunoco, Inc.                                                                              9,173,976
------------------------------------------------------------------------------------------------------------------------
                                                                                                              32,152,526
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (1.7%)
.........................................................................................................................
            20,100   Allergan, Inc. (S)                                                                        1,713,324
.........................................................................................................................
            62,300   Barr Pharmaceuticals, Inc. (NON)                                                          3,036,502
.........................................................................................................................
            19,700   Cephalon, Inc. (NON) (S)                                                                    784,257
.........................................................................................................................
            40,600   Kos Pharmaceuticals, Inc. (NON)                                                           2,659,300
------------------------------------------------------------------------------------------------------------------------
                                                                                                               8,193,383
------------------------------------------------------------------------------------------------------------------------
Publishing (0.8%)
.........................................................................................................................
           187,700   Marvel Enterprises, Inc. (NON) (S)                                                        3,701,444
------------------------------------------------------------------------------------------------------------------------
Restaurants (1.0%)
.........................................................................................................................
           139,700   Darden Restaurants, Inc.                                                                  4,607,306
------------------------------------------------------------------------------------------------------------------------
Retail (12.0%)
.........................................................................................................................
            75,300   Abercrombie & Fitch Co. Class A                                                           5,173,110
.........................................................................................................................
            58,100   Aeropostale, Inc. (NON)                                                                   1,952,160
.........................................................................................................................
           255,300   American Eagle Outfitters, Inc. (S)                                                       7,824,945
.........................................................................................................................
            34,600   AutoZone, Inc. (NON) (S)                                                                  3,199,116
.........................................................................................................................
           340,800   Claire's Stores, Inc.                                                                     8,196,240
.........................................................................................................................
           157,000   Coach, Inc. (NON)                                                                         5,270,490
.........................................................................................................................
           195,200   Michaels Stores, Inc.                                                                     8,075,424
.........................................................................................................................
           448,200   Staples, Inc.                                                                             9,555,624
.........................................................................................................................
            44,500   Timberland Co. (The) Class A (NON)                                                        1,723,040
.........................................................................................................................
           107,900   Toro Co. (The)                                                                            4,166,019
.........................................................................................................................
            16,100   Whole Foods Market, Inc.                                                                  1,904,630
------------------------------------------------------------------------------------------------------------------------
                                                                                                              57,040,798
------------------------------------------------------------------------------------------------------------------------
Schools (1.1%)
.........................................................................................................................
            40,300   Apollo Group, Inc. Class A (NON) (S)                                                      3,152,266
.........................................................................................................................
            19,600   Career Education Corp. (NON)                                                                717,556
.........................................................................................................................
            16,200   Strayer Education, Inc.                                                                   1,397,412
------------------------------------------------------------------------------------------------------------------------
                                                                                                               5,267,234
------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.0%)
.........................................................................................................................
            78,900   Lam Research Corp. (NON) (S)                                                              2,283,366
.........................................................................................................................
           144,700   Sigmatel, Inc. (NON)                                                                      2,483,052
------------------------------------------------------------------------------------------------------------------------
                                                                                                               4,766,418
------------------------------------------------------------------------------------------------------------------------
Shipping (2.8%)
.........................................................................................................................
           126,000   CNF Transportation, Inc. (S)                                                              5,657,400
.........................................................................................................................
           132,000   Overseas Shipholding Group (S)                                                            7,873,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              13,531,200
------------------------------------------------------------------------------------------------------------------------
Software (9.6%)
.........................................................................................................................
           203,000   Adobe Systems, Inc.                                                                       5,809,860
.........................................................................................................................
           309,300   BMC Software, Inc. (NON) (S)                                                              5,551,935
.........................................................................................................................
           439,800   Citrix Systems, Inc. (NON) (S)                                                            9,526,068
.........................................................................................................................
           185,300   McAfee, Inc. (NON)                                                                        4,851,154
.........................................................................................................................
            80,300   Mercury Interactive Corp. (NON) (S)                                                       3,080,308
.........................................................................................................................
           297,000   Symantec Corp. (NON)                                                                      6,456,780
.........................................................................................................................
           358,100   Veritas Software Corp. (NON) (S)                                                          8,737,640
.........................................................................................................................
            28,500   Websense, Inc. (NON)                                                                      1,369,425
------------------------------------------------------------------------------------------------------------------------
                                                                                                              45,383,170
------------------------------------------------------------------------------------------------------------------------
Technology Services (3.7%)
.........................................................................................................................
            63,500   Acxiom Corp.                                                                              1,325,880
.........................................................................................................................
           157,000   Equifax, Inc.                                                                             5,606,470
.........................................................................................................................
           202,100   Fair Isaac Corp.                                                                          7,376,650
.........................................................................................................................
           117,100   VeriSign, Inc. (NON)                                                                      3,367,796
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,676,796
------------------------------------------------------------------------------------------------------------------------
Textiles (0.3%)
.........................................................................................................................
            25,700   VF Corp.                                                                                  1,470,554
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.1%)
.........................................................................................................................
           117,300   UST, Inc. (S)                                                                             5,355,918
------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (1.2%)
.........................................................................................................................
           132,100   Autoliv, Inc. (Sweden)                                                                    5,785,979
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $394,613,314)                                                                    $474,537,359
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (13.4%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount/Number of Shares                                                                                  Value
.........................................................................................................................
       $61,207,189   Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 2.30% to 3.59%
                     and due dates ranging from July 1,
                     2005 to August 17, 2005 (d)                                                             $61,183,565
.........................................................................................................................
         2,366,671   Putnam Prime
                     Money Market Fund (e)                                                                     2,366,671
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $63,550,236)                                                                      $63,550,236
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $458,163,550)                                                                    $538,087,595
------------------------------------------------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.





Putnam VT Voyager Fund

The fund's portfolio
June 30, 2005 (Unaudited)

COMMON STOCKS (97.3%) (a)
------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                   Value
.........................................................................................................................
Aerospace and Defense (4.1%)
.........................................................................................................................
           285,200   L-3 Communications Holdings, Inc.                                                       $21,840,616
.........................................................................................................................
           536,400   Lockheed Martin Corp.                                                                    34,796,268
.........................................................................................................................
           905,800   United Technologies Corp.                                                                46,512,830
------------------------------------------------------------------------------------------------------------------------
                                                                                                             103,149,714
------------------------------------------------------------------------------------------------------------------------
Airlines (0.6%)
.........................................................................................................................
         1,122,600   Southwest Airlines Co.                                                                   15,637,818
------------------------------------------------------------------------------------------------------------------------
Banking (0.7%)
.........................................................................................................................
           576,400   Commerce Bancorp, Inc. (S)                                                               17,470,684
------------------------------------------------------------------------------------------------------------------------
Biotechnology (4.2%)
.........................................................................................................................
         1,135,300   Amgen, Inc. (NON)                                                                        68,640,238
.........................................................................................................................
           289,400   Biogen Idec, Inc. (NON)                                                                   9,969,830
.........................................................................................................................
            93,300   Genentech, Inc. (NON)                                                                     7,490,124
.........................................................................................................................
           326,500   Genzyme Corp. (NON)                                                                      19,619,385
------------------------------------------------------------------------------------------------------------------------
                                                                                                             105,719,577
------------------------------------------------------------------------------------------------------------------------
Building Materials (0.8%)
.........................................................................................................................
           624,600   Masco Corp.                                                                              19,837,296
------------------------------------------------------------------------------------------------------------------------
Cable Television (0.6%)
.........................................................................................................................
           538,500   Comcast Corp. Class A (Special) (NON)                                                    16,128,075
------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (4.7%)
.........................................................................................................................
         1,036,500   Cendant Corp.                                                                            23,186,505
.........................................................................................................................
         1,067,300   eBay, Inc. (NON) (S)                                                                     35,231,573
.........................................................................................................................
            33,400   Google, Inc. Class A (NON)                                                                9,824,610
.........................................................................................................................
           338,500   Paychex, Inc.                                                                            11,014,790
.........................................................................................................................
         1,064,100   Yahoo!, Inc. (NON)                                                                       36,871,065
------------------------------------------------------------------------------------------------------------------------
                                                                                                             116,128,543
------------------------------------------------------------------------------------------------------------------------
Communications Equipment (4.2%)
.........................................................................................................................
         4,472,600   Cisco Systems, Inc. (NON)                                                                85,471,386
.........................................................................................................................
           606,000   Qualcomm, Inc.                                                                           20,004,060
------------------------------------------------------------------------------------------------------------------------
                                                                                                             105,475,446
------------------------------------------------------------------------------------------------------------------------
Computers (6.5%)
.........................................................................................................................
           980,200   Apple Computer, Inc. (NON)                                                               36,081,162
.........................................................................................................................
         2,087,300   Dell, Inc. (NON)                                                                         82,469,223
.........................................................................................................................
         3,225,300   EMC Corp. (NON)                                                                          44,218,863
------------------------------------------------------------------------------------------------------------------------
                                                                                                             162,769,248
------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.7%)
.........................................................................................................................
           531,900   Capital One Financial Corp.                                                              42,557,319
.........................................................................................................................
           637,800   Countrywide Financial Corp.                                                              24,625,458
------------------------------------------------------------------------------------------------------------------------
                                                                                                              67,182,777
------------------------------------------------------------------------------------------------------------------------
Consumer Goods (2.2%)
.........................................................................................................................
           417,700   Avon Products, Inc.                                                                      15,809,945
.........................................................................................................................
            32,800   Gillette Co. (The)                                                                        1,660,664
.........................................................................................................................
           554,300   Procter & Gamble Co. (The) (S)                                                           29,239,325
.........................................................................................................................
           110,400   Scotts Co. (The) Class A (NON) (S)                                                        7,861,584
------------------------------------------------------------------------------------------------------------------------
                                                                                                              54,571,518
------------------------------------------------------------------------------------------------------------------------
Containers (0.3%)
.........................................................................................................................
           169,300   Sealed Air Corp. (NON) (S)                                                                8,429,447
------------------------------------------------------------------------------------------------------------------------
Electronics (5.2%)
.........................................................................................................................
           196,800   Amphenol Corp. Class A                                                                    7,905,456
.........................................................................................................................
           531,000   Freescale Semiconductor, Inc.
                     Class B (NON)                                                                            11,246,580
.........................................................................................................................
         2,889,700   Intel Corp.                                                                              75,305,582
.........................................................................................................................
           355,300   PerkinElmer, Inc.                                                                         6,715,170
.........................................................................................................................
           462,100   SanDisk Corp. (NON)                                                                      10,965,633
.........................................................................................................................
           603,300   Texas Instruments, Inc. (S)                                                              16,934,631
------------------------------------------------------------------------------------------------------------------------
                                                                                                             129,073,052
------------------------------------------------------------------------------------------------------------------------
Energy (0.3%)
.........................................................................................................................
           311,700   Pride International, Inc. (NON) (S)                                                       8,010,690
------------------------------------------------------------------------------------------------------------------------
Financial (3.2%)
.........................................................................................................................
            81,300   Chicago Mercantile Exchange
                     Holdings, Inc. (The)                                                                     24,024,150
.........................................................................................................................
           481,800   Fannie Mae                                                                               28,137,120
.........................................................................................................................
           370,700   Investors Financial Services Corp. (S)                                                   14,019,874
.........................................................................................................................
           315,300   Moody's Corp.                                                                            14,175,888
------------------------------------------------------------------------------------------------------------------------
                                                                                                              80,357,032
------------------------------------------------------------------------------------------------------------------------
Health Care Services (6.5%)
.........................................................................................................................
           209,200   AmerisourceBergen Corp.                                                                  14,466,180
.........................................................................................................................
           474,800   Cardinal Health, Inc. (S)                                                                27,338,984
.........................................................................................................................
           409,600   Express Scripts, Inc. (NON)                                                              20,471,808
.........................................................................................................................
           337,000   HCA, Inc. (S)                                                                            19,097,790
.........................................................................................................................
           397,500   Health Management Associates, Inc.
                     Class A (S)                                                                              10,406,550
.........................................................................................................................
           162,200   PacifiCare Health Systems, Inc. (NON)                                                    11,589,190
.........................................................................................................................
         1,143,000   UnitedHealth Group, Inc.                                                                 59,596,020
------------------------------------------------------------------------------------------------------------------------
                                                                                                             162,966,522
------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.6%)
.........................................................................................................................
           212,020   Lennar Corp.                                                                             13,452,669
.........................................................................................................................
            31,500   NVR, Inc. (NON) (S)                                                                      25,515,000
------------------------------------------------------------------------------------------------------------------------
                                                                                                              38,967,669
------------------------------------------------------------------------------------------------------------------------
Insurance (3.4%)
.........................................................................................................................
         1,300,800   American International Group, Inc.                                                       75,576,480
.........................................................................................................................
           104,600   Everest Re Group, Ltd. (Barbados)                                                         9,727,800
------------------------------------------------------------------------------------------------------------------------
                                                                                                              85,304,280
------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.1%)
.........................................................................................................................
           232,000   Bear Stearns Cos., Inc. (The)                                                            24,114,080
.........................................................................................................................
           276,650   Lehman Brothers Holdings, Inc. (S)                                                       27,465,812
------------------------------------------------------------------------------------------------------------------------
                                                                                                              51,579,892
------------------------------------------------------------------------------------------------------------------------
Leisure (0.8%)
.........................................................................................................................
           384,900   Harley-Davidson, Inc. (S)                                                                19,091,040
------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.2%)
.........................................................................................................................
           222,600   Las Vegas Sands Corp. (NON) (S)                                                           7,957,950
.........................................................................................................................
           459,400   Royal Caribbean Cruises, Ltd.                                                            22,216,584
------------------------------------------------------------------------------------------------------------------------
                                                                                                              30,174,534
------------------------------------------------------------------------------------------------------------------------
Machinery (1.0%)
.........................................................................................................................
           154,800   Cummins, Inc. (S)                                                                        11,549,628
.........................................................................................................................
           203,900   Parker-Hannifin Corp. (S)                                                                12,643,839
------------------------------------------------------------------------------------------------------------------------
                                                                                                              24,193,467
------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.5%)
.........................................................................................................................
           489,400   Becton, Dickinson and Co.                                                                25,678,818
.........................................................................................................................
           303,200   Edwards Lifesciences Corp. (NON) (S)                                                     13,043,664
.........................................................................................................................
           529,800   St. Jude Medical, Inc. (NON)                                                             23,104,578
------------------------------------------------------------------------------------------------------------------------
                                                                                                              61,827,060
------------------------------------------------------------------------------------------------------------------------
Metals (0.3%)
.........................................................................................................................
           230,300   United States Steel Corp. (S)                                                             7,915,411
------------------------------------------------------------------------------------------------------------------------
Oil & Gas (4.8%)
.........................................................................................................................
           227,100   Amerada Hess Corp.                                                                       24,188,421
.........................................................................................................................
           238,500   Apache Corp. (S)                                                                         15,407,100
.........................................................................................................................
           408,500   Canadian Natural Resources, Ltd.
                     (Canada) (S)                                                                             14,861,230
.........................................................................................................................
           329,900   ExxonMobil Corp.                                                                         18,959,353
.........................................................................................................................
           380,000   Marathon Oil Corp.                                                                       20,280,600
.........................................................................................................................
           327,000   Valero Energy Corp.                                                                      25,868,970
------------------------------------------------------------------------------------------------------------------------
                                                                                                             119,565,674
------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.5%)
.........................................................................................................................
           168,600   Allergan, Inc.                                                                           14,371,464
.........................................................................................................................
         1,641,500   Johnson & Johnson (S)                                                                   106,697,500
.........................................................................................................................
           985,500   Pfizer, Inc.                                                                             27,180,090
.........................................................................................................................
           409,000   Teva Pharmaceutical Industries,
                     Ltd. ADR (Israel) (S)                                                                    12,736,260
------------------------------------------------------------------------------------------------------------------------
                                                                                                             160,985,314
------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.4%)
.........................................................................................................................
           669,200   Xerox Corp. (NON)                                                                         9,228,268
------------------------------------------------------------------------------------------------------------------------
Power Producers (0.5%)
.........................................................................................................................
           734,100   AES Corp. (The) (NON)                                                                    12,024,558
------------------------------------------------------------------------------------------------------------------------
Railroads (0.4%)
.........................................................................................................................
           354,100   Norfolk Southern Corp.                                                                   10,962,936
------------------------------------------------------------------------------------------------------------------------
Restaurants (2.4%)
.........................................................................................................................
           671,800   McDonald's Corp.                                                                         18,642,450
.........................................................................................................................
           279,900   Starbucks Corp. (NON) (S)                                                                14,459,634
.........................................................................................................................
           495,200   Yum! Brands, Inc.                                                                        25,790,016
------------------------------------------------------------------------------------------------------------------------
                                                                                                              58,892,100
------------------------------------------------------------------------------------------------------------------------
Retail (9.9%)
.........................................................................................................................
           308,800   Abercrombie & Fitch Co. Class A                                                          21,214,560
.........................................................................................................................
            85,900   AutoZone, Inc. (NON)                                                                      7,942,314
.........................................................................................................................
           456,600   Best Buy Co., Inc.                                                                       31,299,930
.........................................................................................................................
           492,200   Coach, Inc. (NON)                                                                        16,523,154
.........................................................................................................................
         1,144,100   Home Depot, Inc. (The)                                                                   44,505,490
.........................................................................................................................
           720,800   Lowe's Cos., Inc.                                                                        41,964,976
.........................................................................................................................
           286,700   Michaels Stores, Inc. (S)                                                                11,860,779
.........................................................................................................................
           364,900   PETCO Animal Supplies, Inc. (NON) (S)                                                    10,698,868
.........................................................................................................................
           542,700   Ross Stores, Inc. (S)                                                                    15,689,457
.........................................................................................................................
         1,143,700   Staples, Inc.                                                                            24,383,684
.........................................................................................................................
           285,500   Supervalu, Inc.                                                                           9,310,155
.........................................................................................................................
           272,200   Timberland Co. (The) Class A (NON)                                                       10,539,584
------------------------------------------------------------------------------------------------------------------------
                                                                                                             245,932,951
------------------------------------------------------------------------------------------------------------------------
Schools (1.0%)
.........................................................................................................................
           324,000   Apollo Group, Inc. Class A (NON)                                                         25,343,280
------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.7%)
.........................................................................................................................
         1,063,500   Applied Materials, Inc. (S)                                                              17,207,430
------------------------------------------------------------------------------------------------------------------------
Software (7.2%)
.........................................................................................................................
           831,100   Adobe Systems, Inc.                                                                      23,786,082
.........................................................................................................................
           323,400   Autodesk, Inc.                                                                           11,115,258
.........................................................................................................................
           685,100   Citrix Systems, Inc. (NON)                                                               14,839,266
.........................................................................................................................
           352,000   McAfee, Inc. (NON) (S)                                                                    9,215,360
.........................................................................................................................
           313,800   Mercury Interactive Corp. (NON) (S)                                                      12,037,368
.........................................................................................................................
         1,924,100   Microsoft Corp. (SEG)                                                                    47,794,644
.........................................................................................................................
         2,633,800   Oracle Corp. (NON)                                                                       34,766,160
.........................................................................................................................
         1,221,600   Symantec Corp. (NON)                                                                     26,557,584
------------------------------------------------------------------------------------------------------------------------
                                                                                                             180,111,722
------------------------------------------------------------------------------------------------------------------------
Technology Services (0.7%)
.........................................................................................................................
           161,700   Fair Isaac Corp.                                                                          5,902,050
.........................................................................................................................
           259,500   Fiserv, Inc. (NON)                                                                       11,145,525
------------------------------------------------------------------------------------------------------------------------
                                                                                                              17,047,575
------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.7%)
.........................................................................................................................
           512,800   Nextel Communications, Inc.
                     Class A (NON)                                                                            16,568,568
------------------------------------------------------------------------------------------------------------------------
Textiles (0.5%)
.........................................................................................................................
           144,900   NIKE, Inc. Class B (S)                                                                   12,548,340
------------------------------------------------------------------------------------------------------------------------
Tobacco (1.9%)
.........................................................................................................................
           731,400   Altria Group, Inc.                                                                       47,292,324
------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $2,058,350,057)                                                                $2,425,671,832
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.8%) (a)
------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                   Value
.........................................................................................................................
       $71,197,000   Interest in $801,000,000 joint
                     tri-party repurchase agreement
                     dated June 30, 2005 with Bank
                     of America, LLC due July 1, 2005
                     with respect to various U.S.
                     Government obligations -- maturity
                     value of $71,203,783 for an
                     effective yield of 3.43%
                     (collateralized by Fannie Mae
                     securities with a yield of 6.00%
                     and a due date of April 1, 2035)                                                        $71,197,000
.........................................................................................................................
        48,827,348   Short-term investments held as
                     collateral for loaned securities
                     with yields ranging from 2.30%
                     to 3.59% and due dates ranging from
                     July 1, 2005 to August 17, 2005 (d)                                                      48,808,502
------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $120,005,502)                                                                    $120,005,502
------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $2,178,355,559)                                                                $2,545,677,334
------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2005 (Unaudited)
------------------------------------------------------------------------------
                            Number of               Expiration     Unrealized
                            Contracts        Value        Date   Depreciation
...............................................................................
NASDAQ 100 Index
Mini (Long)                       365  $10,971,900      Sep-05      $(193,176)
...............................................................................
S&P 500 Index
(Long)                            151   45,130,125      Sep-05       (247,762)
------------------------------------------------------------------------------
                                                                    $(440,938)
------------------------------------------------------------------------------
Total Return Swap Contracts Outstanding at June 30, 2005
(Unaudited)
------------------------------------------------------------------------------
                                                                   Unrealized
                                          Notional Termination   Appreciation/
                                            Amount        Date  (Depreciation)
...............................................................................
Agreement with Citigroup
Global Markets Limited dated
April 13, 2005 to receive/(pay)
semi-annually the notional
amount multiplied by the total
rate of return of the Commerce
Bancorp Inc. NJ and pay
semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA plus
25 basis points.                        $1,063,819     4/13/06        $19,082
...............................................................................
Agreement with Citigroup
Global Markets Limited dated
April 12, 2005 to receive/(pay)
semi-annually the notional
amount multiplied by the total
rate of return of the Commerce
Bancorp Inc. NJ and pay
semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA
plus 25 basis points.                      646,359     4/12/06        (28,417)
...............................................................................
Agreement with Citigroup
Global Markets Limited dated
April 5, 2005 to receive
semi-annually the notional
amount multiplied by the total
rate of return of the Commerce
Bancorp Inc. NJ and pay
semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA plus
25 basis points.                           921,446      4/5/06        (43,758)
...............................................................................
Agreement with Citigroup Global
Markets Limited dated April 6,
2005 to receive/(pay) semi-annually
the notional amount multiplied by
the total rate of return of the
Commerce Bancorp Inc. NJ and
pay semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA plus
25 basis points.                         1,134,455      4/6/06        (61,137)
...............................................................................
Agreement with Citigroup Global
Markets Limited dated March 15,
2005 to receive/(pay) monthly the
notional amount multiplied by
the total rate of return of the
Commerce Bancorp Inc. NJ and
pay semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA plus
25 basis points.                           208,803     3/15/06           (461)
...............................................................................
Agreement with Citigroup Global
Markets Limited dated March 14,
2005 to receive/(pay) monthly the
notional amount multiplied by
the total rate of return of the
Commerce Bancorp Inc. NJ and
pay semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA plus
25 basis points.                           833,467     3/14/06         (2,874)
...............................................................................
Agreement with Citigroup Global
Markets Limited dated March 11,
2005 to receive monthly the
notional amount multiplied by
the total rate of return of the
Commerce Bancorp Inc. NJ and
pay semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA plus
25 basis points.                         1,066,740     3/13/06          1,629
...............................................................................
Agreement with Citigroup Global
Markets Limited dated March 10,
2005 to receive monthly the
notional amount multiplied by
the total rate of return of the
Commerce Bancorp Inc. NJ and
pay semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA plus
25 basis points.                           541,540     3/10/06         (7,470)
...............................................................................
Agreement with Deutsche Bank AG
dated April 21, 2005 to receive/(pay)
semi-annually the notional amount
multiplied by the total rate of return
of the Commerce Bancorp Inc. NJ
and pay semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA plus
25 basis points.                         1,381,674     4/24/06         82,367
...............................................................................
Agreement with Deutsche Bank AG
dated April 20, 2005 to receive
semi-annually the notional amount
multiplied by the total rate of return
of  the Commerce Bancorp Inc. NJ
and pay  semi-annually the notional
amount  multiplied by the six
month  USD-LIBOR-BBA plus
25 basis points.                         1,059,667     4/21/06         57,858
...............................................................................
Agreement with Deutsche Bank AG
dated April 14, 2005 to receive/(pay)
semi-annually the notional amount
multiplied by the total rate of return
of the Commerce Bancorp Inc. NJ
and pay semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA plus
25 basis points.                         1,336,234     4/14/06         22,114
...............................................................................
Agreement with Deutsche Bank AG
dated April 13, 2005 to receive/(pay)
semi-annually the notional amount
multiplied by the total rate of return
of the Commerce Bancorp Inc. NJ
and pay semi-annually the notional
amount multiplied by the six
month USD-LIBOR-BBA plus
25 basis points.                         1,348,538     4/13/06          4,949
------------------------------------------------------------------------------
                                                                      $43,882
------------------------------------------------------------------------------
See page 251 for Notes to the Portfolios.



PUTNAM VARIABLE TRUST

Notes to the Portfolios
June 30, 2005 (Unaudited)

  (a) Percentages indicated are based on the fund's net assets.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at June 30, 2005.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 2.1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Income Fund, Putnam VT Investors Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund at June
      30, 2005.

  (R) Real Estate Investment Trust.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at June 30, 2005. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

  (d) See Note 1 to the financial statements.

  (e) See Note 5 to the financial statements regarding investments in Putnam Prime Money Market Fund.

  (F) Security is valued at fair value following procedures approved by the Trustees. On June 30, 2005, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

  (U) A portion of the position represents unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the loan agreements. The total market value of the unfunded loan commitments for Putnam VT Diversified Income Fund at June 30, 2005 was 0.1% of net assets.

  At June 30, 2005, the following funds had liquid assets designated as collateral for open forward commitments, warrants, swap contracts, forward contracts, written options and/or futures contracts.

  Fund                                             Amount of liquid assets
  ------------------------------------------------------------------------
  Putnam VT American Government Income Fund                    $77,840,242
  Putnam VT Capital Appreciation Fund                               24,528
  Putnam VT Discovery Growth Fund                                  421,717
  Putnam VT Diversified Income Fund                             43,206,531
  Putnam VT The George Putnam Fund of Boston                   126,509,114
  Putnam VT Global Asset Allocation Fund                        97,552,543
  Putnam VT Global Equity Fund                                  37,677,116
  Putnam VT Growth Opportunities Fund                              742,064
  Putnam VT Health Sciences Fund                                 1,998,581
  Putnam VT High Yield Fund                                     16,519,842
  Putnam VT Income Fund                                        394,168,904
  Putnam VT International Equity Fund                           74,463,740
  Putnam VT International New Opportunities Fund                 2,348,777
  Putnam VT Investors Fund                                       1,195,000
  Putnam VT New Opportunities Fund                              11,767,563
  Putnam VT OTC & Emerging Growth Fund                           1,646,707
  Putnam VT Research Fund                                        2,391,000
  Putnam VT Utilities Growth and Income Fund                     6,456,703
  Putnam VT Voyager Fund                                        67,618,781

  144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

  TBA after the name of a security represents to be announced securities
  (Note 1).

  FLIRB represents Front Loaded Interest Reduction Bond.

  The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds
  (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2005.

  The rates shown on Inverse Floating Rate Bonds (IFB), which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at June 30, 2005.

  AMBAC represents AMBAC Indemnity Corporation.

  G.O. Bonds represent General Obligation Bonds.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.








PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                 American           Capital           Capital         Discovery       Diversified
                                               Government      Appreciation     Opportunities            Growth            Income
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1):
Unaffiliated issuers                         $268,468,236       $52,602,272       $27,050,676       $43,904,459      $488,029,530
Affiliated issuers  (Note 5)                           --            36,498           195,040         1,012,738        66,619,089
Repurchase agreements, at value
(Note 1)                                       24,752,000                --                --                --                --
Cash                                            3,139,706                --                --                --           680,573
Foreign currency, at value (Note 1)                    --                --                --                --         1,266,024
Dividends, interest, and other
receivables                                     1,474,690            71,719            35,582            42,901         6,704,571
Receivable for shares of the fund sold                 --            74,881             5,359                --            34,426
Receivable for securities sold                  4,290,092         2,456,348            82,122         1,625,539         2,191,402
Receivable for sales of delayed
delivery securities (Note 1)                   53,125,115                --                --                --                --
Receivable for variation margin
(Note 1)                                           20,694                --                --                --                --
Receivable for open forward currency
contracts (Note 1)                                     --                --                --                --         1,531,501
Receivable for closed forward currency
contracts (Note 1)                                     --                --                --                --           438,776
Receivable for open swap contracts
(Note 1)                                        1,149,127                --                --                --         1,170,880
Receivable for open credit default
contracts (Note 1)                                 10,880                --                --                --           611,285
Foreign tax reclaim                                    --                --                --                --               667
...................................................................................................................................
Total assets                                  356,430,540        55,241,718        27,368,779        46,585,637       569,278,724
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       --                --                --               127                --
Payable for securities purchased                5,275,595         2,199,494           115,447         1,191,397         5,019,007
Payable for purchases of delayed
delivery securities (Note 1)                   89,660,650                --                --                --        15,988,212
Payable for variation margin (Note 1)                  --                --                --                --           117,447
Payable for shares of the fund
repurchased                                        43,164             4,956            56,453            42,485           306,808
Payable for compensation of Manager
(Notes 2 and 5)                                   251,609            45,337            15,754            29,903           895,443
Payable for investor servicing and
custodian fees (Note 2)                            17,205             6,246             8,410             9,403            44,926
Payable for Trustee compensation and
expenses (Note 2)                                  25,908            13,185             3,956            19,402            67,282
Payable for administrative services
(Note 2)                                            1,210             1,087             1,069             1,084             1,462
Payable for distribution fees (Note 2)             16,833             4,661             2,287             6,415            30,920
Payable for open forward currency
contracts (Note 1)                                     --                --                --                --         1,194,594
Payable for closed forward currency
contracts (Note 1)                                     --                --                --                --           511,120
TBA sale commitments, at value (Note 1)        53,078,169                --                --                --                --
Written options outstanding, at value
(Note 1)                                               --                --                --             2,521                --
Payable for open swap contracts
(Note 1)                                          172,880               383                --            10,607         2,020,924
Payable for closed swap contracts
(Note 1)                                               --                --                --                --            25,448
Payable for open credit default
contracts (Note 1)                                  4,517                --                --                --           509,345
Premiums received on credit default
contracts (Note 1)                                     --                --                --                --         1,590,104
Collateral on securities loaned, at
value (Note 1)                                         --         3,379,930                --                --         2,754,288
Other accrued expenses                             69,009            31,117            25,668            46,282           153,827
...................................................................................................................................
Total liabilities                             148,616,749         5,686,396           229,044         1,359,626        31,231,157
...................................................................................................................................
Net assets                                   $207,813,791       $49,555,322       $27,139,735       $45,226,011      $538,047,567
...................................................................................................................................
Represented by:
Paid-in capital  (Unlimited shares
authorized) (Notes 1 and 4)                  $203,292,891       $43,407,945       $24,141,639       $47,274,536      $641,296,838
Undistributed net investment income
(loss) (Note 1)                                 3,213,224            80,539            60,522           (51,757)       12,125,780
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                          (2,655,969)        1,969,068         1,346,277        (6,738,173)     (124,007,039)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities
in foreign currencies                           3,963,645         4,097,770         1,591,297         4,741,405         8,631,988
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $207,813,791       $49,555,322       $27,139,735       $45,226,011      $538,047,567
...................................................................................................................................

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                 American           Capital           Capital         Discovery       Diversified
                                               Government      Appreciation     Opportunities            Growth            Income
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Computation of net asset value Class IA
Net Assets                                   $125,936,004       $26,878,924       $15,670,825       $14,104,450      $387,082,652
Number of shares outstanding                   10,898,824         3,057,970         1,084,488         2,823,576        44,099,111
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $11.56             $8.79            $14.45             $5.00             $8.78
Computation of net asset value Class IB
Net Assets                                    $81,877,787       $22,676,398       $11,468,910       $31,121,561      $150,964,915
Number of shares outstanding                    7,103,077         2,597,495           796,994         6,301,746        17,374,953
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $11.53             $8.73            $14.39             $4.94             $8.69
...................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1):
Unaffiliated issuers                         $290,177,315       $48,504,119       $25,459,379       $39,153,307      $478,054,388
Affiliated issuers (Note 5)                            --            36,498           195,040         1,012,738        66,619,089
Value of securities on loan (Note 1)                   --         3,251,484                --                --         2,696,013
Cost of foreign currency (Note 1)                      --                --                --                --         1,303,121
Proceeds receivable on TBA sale
commitments (Note 1)                           53,001,687                --                --                --                --
Premiums received on written options
(Note 1)                                               --                --                --             3,381                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                   Equity        The George            Global            Global            Growth
                                                   Income       Putnam Fund  Asset Allocation            Equity        and Income
                                                     Fund         of Boston              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1):
Unaffiliated issuers                         $173,860,206      $760,137,874      $397,510,952      $622,381,254    $4,940,285,818
Affiliated issuers (Note 5)                     1,587,721        32,950,719        31,372,964        12,346,635        34,417,706
Cash                                                6,903                --         1,091,500            98,308                --
Foreign currency, at value (Note 1)                    --                --         2,754,610           677,270                --
Dividends, interest, and other
receivables                                       265,829         2,807,397         1,473,014         1,449,661         8,556,948
Receivable for shares of the fund sold             77,178            35,985            10,172             1,306            27,966
Receivable for securities sold                  2,122,108         9,174,341        11,339,143        11,550,743         6,887,157
Receivable for sales of delayed
delivery securities (Note 1)                           --        53,441,977        19,182,493                --                --
Receivable for variation margin
(Note 1)                                               --           123,969                --            57,609                --
Receivable for open forward currency
contracts (Note 1)                                     --                --         1,079,970         1,107,509                --
Receivable for closed forward currency
contracts (Note 1)                                     --                --           256,569           362,174                --
Receivable for open swap contracts
(Note 1)                                               --         2,108,354         1,668,868                --                --
Receivable for open credit default
contracts (Note 1)                                     --            52,075            19,440                --                --
Premiums paid on credit default
contracts (Note 1)                                     --             9,277             3,364                --                --
Foreign tax reclaim                                    --                --            16,953            83,660                --
...................................................................................................................................
Total assets                                  177,919,945       860,841,968       467,780,012       650,116,129     4,990,175,595
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       --           154,604                --                --            26,759
Payable for securities purchased                2,665,236        27,267,877         7,405,519        13,208,831           816,671
Payable for purchases of delayed
delivery securities (Note 1)                           --        62,886,039        24,505,160                --                --
Payable for variation margin (Note 1)                  --                --           476,989                --                --
Payable for shares of the fund
repurchased                                       109,292           100,306           462,046           334,932         3,006,582
Payable for compensation of Manager
(Notes 2 and 5)                                   182,424         1,087,664           688,458         1,205,282         5,951,978
Payable for investor servicing and
custodian fees (Note 2)                            23,647            46,942            75,838             9,713            46,354
Payable for Trustee compensation and
expenses (Note 2)                                   9,122            50,069            83,474           162,237           404,642
Payable for administrative services
(Note 2)                                            1,178             1,596             1,359             1,521             4,787
Payable for distribution fees (Note 2)             14,699            61,194            11,244            14,619           172,480
Payable for open forward currency
contracts (Note 1)                                     --             2,956           565,221         1,522,948                --
Payable for closed forward currency
contracts (Note 1)                                     --                --           376,112           654,915                --
TBA sale commitments, at value (Note 1)                --        39,281,181        19,486,744                --                --
Payable for open swap contracts
(Note 1)                                               --           731,296         1,640,350                --                --
Payable for closed swap contracts
(Note 1)                                               --            40,260                --                --                --
Payable for open credit default
contracts (Note 1)                                     --            16,098             6,620                --                --
Credit default contracts outstanding,
at value (Note 1)                                      --           856,680           296,500                --                --
Collateral on securities loaned, at
value (Note   1)                                       --        13,017,115         8,996,289        15,565,026       119,317,559
Other accrued expenses                             36,841           147,532           131,232           272,826           750,124
...................................................................................................................................
Total liabilities                               3,042,439       145,749,409        65,209,155        32,952,850       130,497,936
...................................................................................................................................
Net assets                                   $174,877,506      $715,092,559      $402,570,857      $617,163,279    $4,859,677,659
...................................................................................................................................
Represented by:
Paid-in capital  (Unlimited shares
authorized) (Notes 1 and 4)                  $158,414,530      $636,508,917      $429,464,001    $1,422,873,182    $4,039,665,142
Undistributed net investment income
(loss) (Note 1)                                 1,123,564         7,872,569         6,598,752         4,951,795        39,612,001
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                             930,151        (5,245,763)      (53,898,026)     (871,076,224)     (269,102,559)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities
in foreign currencies                          14,409,261        75,956,836        20,406,130        60,414,526     1,049,503,075
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $174,877,506      $715,092,559      $402,570,857      $617,163,279    $4,859,677,659
...................................................................................................................................

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                   Equity        The George            Global            Global            Growth
                                                   Income       Putnam Fund  Asset Allocation            Equity        and Income
                                                     Fund         of Boston              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Computation of net asset value Class IA
Net Assets                                   $102,776,988      $418,425,052      $347,215,450      $546,300,995    $4,028,468,437
Number of shares outstanding                    7,729,330        36,372,333        24,236,633        53,271,740       159,805,205
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $13.30            $11.50            $14.33            $10.25            $25.21
Computation of net asset value Class IB
Net Assets                                    $72,100,518      $296,667,507       $55,355,407       $70,862,284      $831,209,222
Number of shares outstanding                    5,439,585        25,890,710         3,852,447         6,956,407        33,129,844
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $13.25            $11.46            $14.37            $10.19            $25.09
...................................................................................................................................
Cost of investments, (Note 1):
Unaffiliated issuers                         $159,450,945      $685,363,778      $376,200,010      $561,448,514    $3,890,782,743
Affiliated issuers (Note 5)                     1,587,721        32,950,719        31,372,964        12,346,635        34,417,706
Value of securities on loan (Note 1)                   --        12,618,566         8,703,330        15,054,667       115,664,323
Cost of foreign currency (Note 1)                      --                --         2,801,931           741,624                --
Proceeds receivable on TBA sale
commitments (Note 1)                                   --        39,234,842        19,440,988                --                --
Premium received on credit default
contracts (Note 1                                      --           856,440           296,415                --                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT                                             Putnam VT
                                                   Growth            Health         Putnam VT         Putnam VT     International
                                            Opportunities          Sciences        High Yield            Income            Equity
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1):
Unaffiliated issuers                          $58,103,905      $349,476,525      $600,208,796      $993,025,890      $864,550,097
Affiliated issuers (Note 5)                       777,373         6,082,357        26,019,512        83,508,567        14,332,598
Cash                                                   --            26,241         2,772,638         2,396,082           360,739
Foreign currency, at value (Note 1)                    --               111                --                --           277,429
Dividends, interest, and other
receivables                                        63,784           305,859        11,138,794         6,027,241         1,490,387
Receivable for shares of the fund sold                 --           106,437            20,692            15,379           355,803
Receivable for securities sold                  1,749,830                --         1,172,815         8,896,429         4,962,459
Receivable for sales of delayed
delivery securities (Note 1)                           --                --                --       146,142,546                --
Receivable for variation margin
(Note 1)                                               --                --                --           727,222                --
Receivable for open forward currency
contracts (Note 1)                                     --           695,226           114,183                --         3,440,961
Receivable for closed forward currency
contracts (Note 1)                                     --                --                --                --           741,028
Receivable for open swap contracts
(Note 1)                                           15,746                --           245,843         6,835,143                --
Receivable for open credit default
contracts (Note 1)                                     --                --           185,823           175,654                --
Premiums paid on credit default
contracts (Note 1)                                     --                --                --            28,551                --
Foreign tax reclaim                                    --                --                --                --           458,321
...................................................................................................................................
Total assets                                   60,710,638       356,692,756       641,879,096     1,247,778,704       890,969,822
...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                       63                --                --                --                --
Payable for securities purchased                1,565,598                --         5,578,737        15,036,146         6,522,740
Payable for purchases of delayed
delivery securities (Note 1)                           --                --                --       206,590,574                --
Payable for shares of the fund
repurchased                                        17,647           130,478           632,498           293,335           332,141
Payable for compensation of Manager
(Notes 2 and 5)                                    74,830           573,004         1,063,805         1,173,558         1,685,885
Payable for investor servicing and
custodian fees (Note 2)                             6,942            16,385            46,473            61,962            91,208
Payable for Trustee compensation and
expenses (Note 2)                                  20,069            38,455           106,720           113,497            87,724
Payable for administrative services
(Note 2)                                            1,095             1,308             1,535             1,722             1,714
Payable for distribution fees (Note 2)              6,788            35,343            35,119            58,438           104,301
Payable for open forward currency
contracts (Note 1)                                     --           332,792                --                --         1,929,602
Payable for closed forward currency
contracts (Note 1)                                     --                --                --                --           762,453
TBA sale commitments, at value (Note 1)                --                --                --       146,114,754                --
Payable for open swap contracts
(Note 1)                                               --                --             3,942         2,382,469                --
Payable for open credit default
contracts (Note 1)                                     --                --           167,459            48,520                --
Premiums received on credit default
contracts (Note 1                                      --                --         1,078,214                --                --
Credit default contracts outstanding,
at value (Note 1)                                      --                --                --             8,598                --
Collateral on securities loaned, at
value (Note 1)                                         --        21,987,813         1,478,092         1,762,650                --
Other accrued expenses                             49,144           131,330           202,354           175,020           290,399
...................................................................................................................................
Total liabilities                               1,742,176        23,246,908        10,394,948       373,821,243        11,808,167
...................................................................................................................................
Net assets                                    $58,968,462      $333,445,848      $631,484,148      $873,957,461      $879,161,655
...................................................................................................................................
Represented by:
Paid-in capital  (Unlimited shares
authorized) (Notes 1 and 4)                  $156,527,691      $331,720,575      $996,090,895      $855,357,850      $893,032,947
Undistributed net investment income
(loss) (Note 1)                                    58,718           483,193        19,878,580        14,717,455         7,635,211
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                        (102,476,098)      (58,663,255)     (380,172,792)          226,929      (116,240,923)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities
in foreign currencies                           4,858,151        59,905,335        (4,312,535)        3,655,227        94,734,420
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                   $58,968,462      $333,445,848      $631,484,148      $873,957,461      $879,161,655
...................................................................................................................................

(Continued on next page)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT                                             Putnam VT
                                                   Growth            Health         Putnam VT         Putnam VT     International
                                            Opportunities          Sciences        High Yield            Income            Equity
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Computation of net asset value Class IA
Net Assets                                    $26,122,243      $162,688,908      $461,174,816      $588,715,758      $368,786,721
Number of shares outstanding                    5,716,673        13,257,287        61,488,235        46,361,374        25,676,674
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)            $4.57            $12.27             $7.50            $12.70            $14.36
Computation of net asset value Class IB
Net Assets                                    $32,846,219      $170,756,940      $170,309,332      $285,241,703      $510,374,934
Number of shares outstanding                    7,250,613        13,985,103        22,828,609        22,584,659        35,704,504
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)            $4.53            $12.21             $7.46            $12.63            $14.29
...................................................................................................................................
Cost of investments, (Note 1):
Unaffiliated issuers                          $53,261,500      $289,935,846      $604,921,014      $995,805,512      $771,274,478
Affiliated issuers (Note 5)                       777,373         6,082,357        26,019,512        83,508,567        14,332,598
Value of securities on loan (Note 1)                   --        21,294,659         1,396,146         1,725,145                --
Cost of foreign currency (Note 1)                      --               111                --                --           265,082
Proceeds receivable on TBA sale
commitments (Note 1)                                   --                --                --       145,848,355                --
Premiums received on credit default
contracts (Note 1                                      --                --                --             7,749                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT                           Putnam VT
                                            International     International         Putnam VT           Mid Cap         Putnam VT
                                               Growth and New Opportunities         Investors             Value      Money Market
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1):
Unaffiliated issuers                         $335,697,947      $226,549,432      $566,771,814       $66,949,227      $370,028,282
Affiliated issuers (Note 5)                       854,489         1,131,574           440,039         2,381,814                --
Cash                                              185,709            10,862                --                --           178,545
Foreign currency, at value (Note 1)                    --           267,666                --                --                --
Dividends, interest, and other
receivables                                       394,888           420,832           647,939            67,045           428,232
Receivable for shares of the fund sold             27,544             2,303            42,856            89,804             2,223
Receivable for securities sold                  4,198,277         2,264,812         7,397,845         1,408,502                --
Receivable  for variation margin
(Note 1)                                               --                --               485                --                --
Receivable for open forward currency
contracts (Note 1)                                     --           723,114                --                --                --
Receivable for closed forward currency
contracts (Note 1)                                     --           145,818                --                --                --
Foreign tax reclaim                               182,172           143,005                --                --                --
...................................................................................................................................
Total assets                                  341,541,026       231,659,418       575,300,978        70,896,392       370,637,282
...................................................................................................................................
Liabilities
Distributions payable to shareholders                  --                --                --                --            21,299
Payable to subcustodian (Note 2)                       --                --                13                --                --
Payable for securities purchased                1,699,803         1,010,334         4,439,355         2,465,005                --
Payable for shares of the fund
repurchased                                        29,420           652,214            58,267                --           194,587
Payable for compensation of Manager
(Notes 2 and 5)                                   678,061           565,471           828,342            75,168           389,777
Payable for investor servicing and
custodian fees (Note 2)                            48,712            45,051             1,812             5,581            32,380
Payable for Trustee compensation and
expenses (Note 2)                                  44,909            43,033            54,815             6,007            52,808
Payable for administrative services
(Note 2)                                            1,308             1,219             1,444             1,099             1,336
Payable for distribution fees (Note 2)             18,684            28,107            45,030             3,989            26,429
Payable for open forward currency
contracts (Note 1)                                     --           339,813                --                --                --
Payable for closed forward currency
contracts (Note 1)                                     --           219,111                --                --                --
Collateral on securities loaned, at
value (Note 1)                                  1,299,780         3,670,800        51,451,644                --                --
Other accrued expenses                            109,642           107,055           181,944            28,369            76,047
...................................................................................................................................
Total liabilities                               3,930,319         6,682,208        57,062,666         2,585,218           794,663
...................................................................................................................................
Net assets                                   $337,610,707      $224,977,210      $518,238,312       $68,311,174      $369,842,619
...................................................................................................................................
Represented by:
Paid-in capital  (Unlimited shares
authorized) (Notes 1 and 4)                  $325,678,843      $378,064,387      $857,243,317       $59,323,815      $369,842,619
Undistributed net investment income
(loss) (Note 1)                                 4,710,738         2,197,765         1,509,700            97,035                --
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                         (30,761,261)     (184,458,337)     (406,798,899)        2,490,030                --
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities
in foreign currencies                          37,982,387        29,173,395        66,284,194         6,400,294                --
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $337,610,707      $224,977,210      $518,238,312       $68,311,174      $369,842,619
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                   $246,417,854       $88,084,233      $299,722,065       $48,456,603      $240,103,864
Number of shares outstanding                   18,643,321         6,877,149        29,855,233         3,269,870       240,099,827
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $13.22            $12.81            $10.04            $14.82             $1.00
Computation of net asset value Class IB
Net Assets                                    $91,192,853      $136,892,977      $218,516,247       $19,854,571      $129,738,755
Number of shares outstanding                    6,925,369        10,724,756        21,839,476         1,343,834       129,742,792
Net asset value, offering price and
redemption price per share (net assets
divided by number
of shares outstanding)                             $13.17            $12.76            $10.01            $14.77             $1.00
...................................................................................................................................
Cost of investments,  (Note 1):
Unaffiliated issuers                         $297,708,705      $197,752,746      $500,488,105       $60,548,933      $370,028,282
Affiliated issuers (Note 5)                       854,489         1,131,574           440,039         2,381,814                --
Value of securities on loan (Note 1)            1,236,881         2,561,241        49,958,116                --                --
Cost of foreign currency (Note 1)                      --           266,958                --                --                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2005 (Unaudited)
                                                Putnam VT                           Putnam VT                           Putnam VT
                                                      New         Putnam VT    OTC & Emerging         Putnam VT         Small Cap
                                            Opportunities         New Value            Growth          Research             Value
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1):
Unaffiliated issuers                       $1,567,443,638      $651,086,975       $86,347,849      $217,613,331      $860,096,244
Affiliated issuers (Note 5)                     7,453,693         7,215,288         2,873,622         2,943,454         7,678,330
Cash                                               72,441             4,927                --                --         2,350,814
Dividends, interest, and other
receivables                                     1,244,494         1,268,669            78,281           372,682           987,440
Receivable for shares of the fund sold             19,728           104,538             1,730             2,567           199,556
Receivable for securities sold                 24,570,408           182,159         4,114,815         3,072,895         7,806,797
Receivable for open forward currency
contracts (Note 1)                                     --                --                --               191                --
Receivable for closed forward currency
contracts (Note 1)                                     --                --                --            23,887                --
Receivable for closed swap contracts
(Note1)                                                --                --                --               969                --
Foreign tax reclaim                                    --                --                --             1,805                --
...................................................................................................................................
Total assets                                1,600,804,402       659,862,556        93,416,297       224,031,781       879,119,181
...................................................................................................................................
Liabilities
Payable for securities purchased               19,213,081           878,039         2,324,458         3,408,713         4,675,298
Payable for variation margin (Note 1)              77,490                --             7,400            14,800                --
Payable for shares of the fund
repurchased                                     1,951,257            39,188            45,018            91,982           463,467
Payable for compensation of Manager
(Notes 2 and 5)                                 2,413,417         1,074,137           156,366           348,600         1,458,477
Payable for investor servicing and
custodian fees (Note 2)                                --            18,879             6,425             2,473            14,796
Payable for Trustee compensation and
expenses (Note 2)                                 235,256            46,986            33,457            34,982            36,725
Payable for administrative services
(Note 2)                                            2,270             1,537             1,119             1,215             1,632
Payable for distribution fees (Note 2)             32,510            44,265             7,692            24,597            98,268
Payable for open forward currency
contracts (Note 1)                                     --                --                --            11,411                --
Written options outstanding, at value
(Note 1)                                               --                --             7,711                --                --
Collateral on securities loaned, at
value (Note 1)                                         --         9,869,500                --         5,155,050        76,109,264
Other accrued expenses                            737,975           147,201            77,423            90,759           158,530
...................................................................................................................................
Total liabilities                              24,663,256        12,119,732         2,667,069         9,184,582        83,016,457
...................................................................................................................................
Net assets                                 $1,576,141,146      $647,742,824       $90,749,228      $214,847,199      $796,102,724
...................................................................................................................................
Represented by:
Paid-in capital  (Unlimited shares
authorized) (Notes 1 and 4)                $2,721,937,370      $509,856,588      $454,488,938      $289,714,611      $550,574,902
Undistributed net investment income
(loss) (Note 1)                                   889,391         3,648,819          (161,245)          689,591         1,778,330
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                      (1,310,140,332)       14,297,323      (374,313,540)      (88,894,943)       33,599,591
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities
in foreign currencies                         163,454,717       119,940,094        10,735,075        13,337,940       210,149,901
...................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                $1,576,141,146      $647,742,824       $90,749,228      $214,847,199      $796,102,724
...................................................................................................................................
Computation of net asset value Class IA
Net Assets                                 $1,419,844,978      $431,802,885       $53,340,819       $96,064,037      $308,873,200
Number of shares outstanding                   83,308,576        26,506,746         8,844,011         8,428,251        14,212,217
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $17.04            $16.29             $6.03            $11.40            $21.73
Computation of net asset value Class IB
Net Assets                                   $156,296,168      $215,939,939       $37,408,409      $118,783,162      $487,229,524
Number of shares outstanding                    9,295,933        13,320,949         6,290,465        10,464,220        22,561,046
Net asset value, offering price and
redemption price per share (net assets
divided by number
of shares outstanding)                             $16.81            $16.21             $5.95            $11.35            $21.60
...................................................................................................................................
Cost of investments,  (Note 1):
Unaffiliated issuers                       $1,403,928,853      $531,146,881       $75,605,936      $204,247,823      $649,946,343
Affiliated issuers (Note 5)                     7,453,693         7,215,288         2,873,622         2,943,454         7,678,330
Value of securities on loan (Note 1)                   --         9,547,845                --         5,014,875        73,059,379
Premiums received on written options
(Note 1)                                               --                --            10,342                --                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
--------------------------------------------------------------------------------------------------
June 30, 2005 (Unaudited)
                                                Putnam VT
                                         Utilities Growth         Putnam VT         Putnam VT
                                               and Income             Vista           Voyager
                                                     Fund              Fund              Fund
--------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1):
Unaffiliated issuers                         $462,000,147      $535,720,924    $2,545,677,334
Affiliated issuers (Note 5)                    11,201,565         2,366,671                --
Cash                                                   --                --            62,675
Foreign currency, at value (Note 1)               921,824                --                --
Dividends, interest, and other
receivables                                     1,775,328           251,018         3,059,797
Receivable for shares of the fund sold            539,378            84,024            12,129
Receivable for securities sold                  2,090,888        15,042,262        17,501,581
Receivable for variation margin
(Note 1)                                            9,813                --                --
Receivable for open forward currency
contracts (Note 1)                                169,265                --                --
Receivable for closed forward currency
contracts (Note 1)                                    950                --                --
Receivable for open swap contracts
(Note 1)                                               --                --           187,999
Foreign tax reclaim                                17,265                --                --
...................................................................................................
Total assets                                  478,726,423       553,464,899     2,566,501,515
...................................................................................................
Liabilities
Payable to subcustodian (Note 2)                      318                --                --
Payable for securities purchased                  911,120        15,371,425        17,366,891
Payable for variation margin  (Note 1)                 --            80,362           332,557
Payable for shares of the fund
repurchased                                        14,735           299,543         1,952,300
Payable for compensation of Manager
(Notes 2 and 5)                                   692,763           775,849         3,563,489
Payable for investor servicing and
custodian fees (Note 2)                            20,539            15,855                --
Payable for Trustee compensation and
expenses (Note 2)                                  93,540            48,396           333,621
Payable for administrative services
(Note 2)                                            1,353             1,417             2,981
Payable for distribution fees (Note 2)             12,191            50,616            99,815
Payable for open forward currency
contracts (Note 1)                                 96,391                --                --
Payable for closed forward currency
contracts (Note 1)                                 15,077                --                --
Payable for open swap contracts
(Note 1)                                               --                --           144,117
Collateral on securities loaned, at
value (Note 1)                                 67,983,339        61,183,565        48,808,502
Other accrued expenses                            131,202           208,517           674,345
...................................................................................................
Total liabilities                              69,972,568        78,035,545        73,278,618
...................................................................................................
Net assets                                   $408,753,855      $475,429,354    $2,493,222,897
...................................................................................................
Represented by:
Paid-in capital (Unlimited shares
authorized) (Notes 1 and 4)                  $396,643,673      $845,613,439    $3,826,890,172
Undistributed net investment income
(loss) (Note 1)                                 6,024,128          (579,932)        6,072,544
Accumulated net realized gain (loss) on
investments and foreign currency
transactions (Note 1)                        (116,898,447)     (449,528,198)   (1,706,665,017)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities
in foreign currencies                         122,984,501        79,924,045       366,925,198
...................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                  $408,753,855      $475,429,354    $2,493,222,897
...................................................................................................
Computation of net asset value Class IA
Net Assets                                   $348,190,250      $231,802,441    $2,012,141,499
Number of shares outstanding                   24,593,951        18,436,323        75,216,905
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)           $14.16            $12.57            $26.75
Computation of net asset value Class IB
Net Assets                                    $60,563,605      $243,626,913      $481,081,398
Number of shares outstanding                    4,292,007        19,645,085        18,068,123
Net asset value, offering price and
redemption price per share (net assets
divided by number
of shares outstanding)                             $14.11            $12.40            $26.63
...................................................................................................
Cost of investments,  (Note 1):
Unaffiliated issuers                         $339,094,867      $455,796,879    $2,178,355,559
Affiliated issuers (Note 5)                    11,201,565         2,366,671                --
Value of securities on loan (Note 1)           65,877,852        59,590,771        46,877,513
Cost of foreign currency (Note 1)                 919,911                --                --
--------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                 American           Capital           Capital         Discovery       Diversified
                                               Government      Appreciation     Opportunities            Growth            Income
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                             $--          $281,393          $177,011          $158,600           $77,414
Interest-unaffiliated issuers                   4,129,913             1,256               102                --        14,352,283
Interest-affiliated  issuers (Note 5)                  --             3,543             3,241            11,412         1,034,458
Securities lending                                     --            10,869                --                --             2,863
Other income (Note 7)                                  --            11,448             1,393            14,409                --
...................................................................................................................................
Total investment income                         4,129,913           308,509           181,747           184,421        15,467,018
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                  699,356           155,976            80,113           162,704         1,877,959
Investor servicing fees (Note 2)                   32,588             7,271             3,671             7,029            82,239
Custodian fees (Note 2)                            71,809            27,844            24,387            39,697           151,628
Trustee compensation and expenses
(Note 2)                                           11,432             8,314             6,056             8,541            18,915
Administrative services (Note 2)                   12,588            10,914             9,958            10,969            15,685
Distribution fees-class IB (Note 2)               103,716            27,769            12,456            39,428           185,607
Auditing                                           15,336            14,414            14,585            16,321            43,036
Legal                                               8,889             8,046             7,930             8,041            12,465
Other                                              21,548             6,185             4,088            13,506            47,262
Non-recurring costs (Notes 2 and 7)                   754               339               228               458             1,339
Costs assumed by Manager (Notes 2 and
7)                                                   (754)             (339)             (228)             (458)           (1,339)
Fees waived and reimbursed by Manager
(Notes 2 and 5)                                  (180,145)          (21,363)          (34,244)          (56,427)          (91,869)
...................................................................................................................................
Total expenses                                    797,117           245,370           129,000           249,809         2,342,927
...................................................................................................................................
Expense reduction (Note 2)                        (37,054)          (13,755)           (1,378)          (13,631)          (72,281)
...................................................................................................................................
Net expenses                                      760,063           231,615           127,622           236,178         2,270,646
...................................................................................................................................
Net investment income (loss)                    3,369,850            76,894            54,125           (51,757)       13,196,372
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                (1,981,003)        3,163,005         1,405,368         3,663,547         3,854,578
Net realized gain (loss) on futures
contracts (Note 1)                               (140,644)               --                --                --           632,425
Net realized gain (loss) on swap
contracts (Note 1)                               (108,947)            4,848                --            (1,994)          668,878
Net realized gain (loss) on written
options (Notes 1 and 3)                                --                --                --            12,191                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --                --                --                --         2,346,865
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --                --                --                --           392,134
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts and futures contracts during
the period                                      3,160,838        (2,645,034)       (1,204,739)       (4,096,178)       (8,699,987)
...................................................................................................................................
Net gain (loss) on investments                    930,244           522,819           200,629          (422,434)         (805,107)
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      $4,300,094          $599,713          $254,754         $(474,191)      $12,391,265
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                   Equity        The George            Global            Global            Growth
                                                   Income       Putnam Fund  Asset Allocation            Equity        and Income
                                                     Fund         of Boston              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                      $1,837,510        $4,515,555        $2,790,466        $7,508,981       $52,647,937
Interest-unaffiliated issuers                       8,832         5,439,402         2,655,056             6,860            23,113
Interest-affiliated  issuers (Note 5)              53,349           773,315           607,242           178,504           170,985
Securities lending                                     --             6,663           101,229            18,665            71,877
Other income (Note 7)                               2,022            89,609            70,231           498,461         1,390,659
Less: foreign taxes withheld                         (569)           (1,232)         (120,051)         (553,730)          (12,719)
...................................................................................................................................
Total investment income                         1,901,144        10,823,312         6,104,173         7,657,741        54,291,852
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                  504,137         2,220,972         1,417,786         2,475,275        12,170,347
Investor servicing fees (Note 2)                   23,466           108,820            61,339            96,790           761,831
Custodian fees (Note 2)                            64,693           158,237           272,020           275,502           181,712
Trustee compensation and expenses
(Note 2)                                           10,254            20,696            15,021            22,220            91,244
Administrative services (Note 2)                   12,070            16,961            13,982            16,490            52,398
Distribution fees-class IB (Note 2)                79,528           364,292            62,586            89,276         1,044,163
Auditing                                           12,797            31,457            36,609            31,795            39,253
Legal                                               8,671            11,703             9,972            11,295            35,305
Other                                              16,497            61,641            35,898            85,939           315,127
Non-recurring costs (Notes 2 and 7)                   458             1,374               896             1,368             7,402
Costs assumed by Manager (Notes 2 and 7)             (458)           (1,374)             (896)           (1,368)           (7,402)
Fees waived and reimbursed by Manager
(Notes 2 and 5)                                   (20,141)          (47,422)          (36,401)          (12,502)          (10,633)
...................................................................................................................................
Total expenses                                    711,972         2,947,357         1,888,812         3,092,080        14,680,747
...................................................................................................................................
Expense reduction (Note 2)                           (695)          (67,906)          (49,377)         (363,579)         (705,277)
...................................................................................................................................
Net expenses                                      711,277         2,879,451         1,839,435         2,728,501        13,975,470
...................................................................................................................................
Net investment income (loss)                    1,189,867         7,943,861         4,264,738         4,929,240        40,316,382
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                 1,229,998        19,915,382        22,568,085        20,512,503       227,202,056
Net realized gain (loss) on futures
contracts (Note 1)                                     --           665,912         3,393,610           335,988           219,935
Net realized gain (loss) on swap
contracts (Note 1)                                     --           488,382          (884,257)               --                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --           (18,917)        1,982,838          (453,745)               --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --          (399,873)          570,312          (665,245)               --
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts and futures contracts during
the period                                     (1,058,403)      (19,606,007)      (23,324,434)      (22,879,032)     (259,552,811)
...................................................................................................................................
Net gain (loss) on investments                    171,595         1,044,879         4,306,154        (3,149,531)      (32,130,820)
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      $1,361,462        $8,988,740        $8,570,892        $1,779,709        $8,185,562
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT                                             Putnam VT
                                                   Growth            Health         Putnam VT         Putnam VT     International
                                            Opportunities          Sciences        High Yield            Income            Equity
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                        $349,341        $2,246,352          $292,518               $--       $15,841,124
Interest-unaffiliated issuers                          --                --        25,620,151        17,074,863                --
Interest-affiliated  issuers (Note 5)              11,275            96,644           264,442         1,958,442           307,245
Securities lending                                     --            29,977             1,978             1,653             3,253
Other income (Note 7)                              20,289            74,608                --                --            24,565
Less: foreign taxes withheld                         (123)         (150,838)               --                --        (1,614,065)
...................................................................................................................................
Total investment income                           380,782         2,296,743        26,179,089        19,034,958        14,562,122
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                  212,135         1,133,134         2,203,882         2,679,545         3,494,723
Investor servicing fees (Note 2)                    9,181            49,196            98,515           133,892           142,779
Custodian fees (Note 2)                            25,762            76,181           105,452           170,473           642,954
Trustee compensation and expenses
(Note 2)                                            9,446            13,899            20,480            23,036            25,550
Administrative services (Note 2)                   11,131            13,375            16,514            18,124            18,642
Distribution fees-class IB (Note 2)                41,273           201,723           211,600           348,452           663,018
Auditing                                           16,318            13,595            36,978            39,501            28,969
Legal                                               8,101             9,474            16,362            15,332            13,125
Other                                              12,251            33,618            60,170            71,356            81,132
Non-recurring costs (Notes 2 and 7)                   594               781             1,339             1,556             1,695
Costs assumed by Manager (Notes 2 and
7)                                                   (594)             (781)           (1,339)           (1,556)           (1,695)
Fees waived and reimbursed by Manager
(Notes 2 and 5)                                   (36,882)           (5,314)          (19,388)         (321,397)          (18,136)
...................................................................................................................................
Total expenses                                    308,716         1,538,881         2,750,565         3,178,314         5,092,756
...................................................................................................................................
Expense reduction (Note 2)                         (8,741)          (58,494)          (12,761)          (54,051)         (453,951)
...................................................................................................................................
Net expenses                                      299,975         1,480,387         2,737,804         3,124,263         4,638,805
...................................................................................................................................
Net investment income (loss)                       80,807           816,356        23,441,285        15,910,695         9,923,317
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                 4,202,383        12,457,974         1,320,945        (5,373,798)       76,054,891**
Net realized gain (loss) on futures
contracts (Note 1)                                     --            67,114                --         5,580,173          (207,171)
Net realized gain (loss) on swap
contracts (Note 1)                                 (3,233)               --           960,048           679,690                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --           344,839           730,940                --         1,448,815
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --            (3,901)          291,735                --          (608,182)
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts and futures contracts during
the period                                     (5,975,565)         (401,431)      (20,473,289)        6,030,516      (100,091,217)
...................................................................................................................................
Net gain (loss) on investments                 (1,776,415)       12,464,595       (17,169,621)        6,916,581       (23,402,864)
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $(1,695,608)      $13,280,951        $6,271,664       $22,827,276      $(13,479,547)
----------------------------------------------------------------------------------------------------------------------------------

** Net of foreign taxes of $28,977.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2005 (Unaudited)
                                                Putnam VT         Putnam VT                           Putnam VT
                                            International     International         Putnam VT           Mid Cap         Putnam VT
                                               Growth and New Opportunities         Investors             Value      Money Market
                                              Income Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                      $7,196,545        $4,147,119        $3,470,265          $390,499               $--
Interest-unaffiliated issuers                       3,313                --                --               108         5,170,522
Interest-affiliated  issuers (Note 5)              46,592            33,648            17,847            15,537             2,418
Securities lending                                    668               673            44,045                --                --
Other income (Note 7)                              26,953            92,105           171,614               674                --
Less: foreign taxes withheld                     (718,843)         (412,709)           (3,382)               --                --
...................................................................................................................................
Total investment income                         6,555,228         3,860,836         3,700,389           406,818         5,172,940
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                1,363,392         1,137,166         1,680,651           202,698           846,982
Investor servicing fees (Note 2)                   52,093            34,568            79,071             8,645            57,033
Custodian fees (Note 2)                           257,349           193,192           109,301            29,296            70,149
Trustee compensation and expenses
(Note 2)                                           15,571            14,844            18,531             8,544            13,836
Administrative services (Note 2)                   13,623            12,756            15,498            10,971            13,643
Distribution fees-class IB (Note 2)               110,878           172,450           270,724            20,955           149,262
Auditing                                           20,847            19,711            21,274            12,751            19,436
Legal                                               9,743             9,063            10,672             8,117             9,742
Other                                              33,422            33,338            64,264             7,036            25,697
Non-recurring costs (Notes 2 and 7)                 1,113               715               986               516               792
Costs assumed by Manager (Notes 2 and
7)                                                 (1,113)             (715)             (986)             (516)             (792)
Fees waived and reimbursed by Manager
(Notes 2 and 5)                                    (2,900)          (20,741)           (1,632)           (6,331)          (68,507)
...................................................................................................................................
Total expenses                                  1,874,018         1,606,347         2,268,354           302,682         1,137,273
...................................................................................................................................
Expense reduction (Note 2)                       (191,824)          (45,091)         (154,963)           (7,974)           (1,717)
...................................................................................................................................
Net expenses                                    1,682,194         1,561,256         2,113,391           294,708         1,135,556
...................................................................................................................................
Net investment income (loss)                    4,873,034         2,299,580         1,586,998           112,110         4,037,384
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                22,565,150***     11,445,197****    34,012,561         2,718,847                --
Net realized gain (loss) on futures
contracts (Note 1)                                     --                --           (52,434)               --                --
Net realized gain (loss) on written
options (Notes 1 and 3)                                --                --           127,036                --                --
Net realized gain (loss) on swap
contracts (Note 1)                                     --                --            48,799                --                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                   (112,150)        1,026,315              (469)               --                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                 (27,775)          355,354               (20)               --                --
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts and futures contracts during
the period                                    (32,817,411)       (8,437,407)      (30,053,610)         (875,432)               --
...................................................................................................................................
Net gain (loss) on investments                (10,392,186)        4,389,459         4,081,863         1,843,415                --
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $(5,519,152)       $6,689,039        $5,668,861        $1,955,525        $4,037,384
----------------------------------------------------------------------------------------------------------------------------------

*** Net of foreign taxes of $4,771.

**** Net of foreign taxes of $2,857.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2005 (Unaudited)
                                                Putnam VT                           Putnam VT                           Putnam VT
                                                      New         Putnam VT    OTC & Emerging         Putnam VT         Small Cap
                                            Opportunities         New Value            Growth          Research             Value
                                                     Fund              Fund              Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                      $5,564,029        $5,976,470          $224,717        $1,450,560        $4,838,699
Interest-unaffiliated issuers                          --                40                50               102                11
Interest-affiliated  issuers (Note 5)             309,848           103,175            29,272            12,199           139,542
Securities lending                                     --            11,699                --             1,065           127,475
Other income (Note 7)                             651,000           242,461            34,147           177,747            60,481
Less: foreign taxes withheld                      (30,557)               --                --              (258)           (9,807)
...................................................................................................................................
Total investment income                         6,494,320         6,333,845           288,186         1,641,415         5,156,401
...................................................................................................................................
Expenses
Compensation of Manager (Note 2)                4,950,511         2,143,883           326,301           714,405         2,964,838
Investor servicing fees (Note 2)                  247,591            95,651            14,150            33,344           117,651
Custodian fees (Note 2)                            96,308            70,395            41,362            53,928            99,698
Trustee compensation and expenses
(Note 2)                                           37,487            19,145            10,905            12,621            20,827
Administrative services (Note 2)                   25,347            16,243            11,700            12,680            17,316
Distribution fees-class IB (Note 2)               198,121           252,343            47,030           149,480           575,951
Auditing                                           25,242            21,016            13,589            15,365            21,778
Legal                                              16,771            11,338             8,297             8,981            12,276
Other                                             177,570            59,682            15,451            33,495            60,825
Non-recurring costs (Notes 2 and 7)                 2,871             1,173               781               786             1,607
Costs assumed by Manager (Notes 2 and 7)           (2,871)           (1,173)             (781)             (786)           (1,607)
Fees waived and reimbursed by Manager
(Notes 2 and 5)                                   (19,635)           (5,979)           (1,792)             (760)           (8,626)
...................................................................................................................................
Total expenses                                  5,755,313         2,683,717           486,993         1,033,539         3,882,534
...................................................................................................................................
Expense reduction (Note 2)                       (249,448)          (79,998)          (37,562)          (67,547)         (122,425)
...................................................................................................................................
Net expenses                                    5,505,865         2,603,719           449,431           965,992         3,760,109
...................................................................................................................................
Net investment income (loss)                      988,455         3,730,126          (161,245)          675,423         1,396,292
...................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                63,916,051        20,473,499         6,014,125        10,273,128        41,424,345
Net realized gain (loss) on futures
contracts (Note 1)                             (1,102,219)               --           (10,668)           15,662                --
Net realized gain (loss) on written
options (Notes 1 and 3)                            16,200                --            36,650                --                --
Net realized gain (loss) on swap
contracts (Note 1)                                     --                --                                 880                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                         --                --                --            32,104                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      --               (10)               --            24,329                --
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts and futures contracts during
the period                                    (63,285,589)      (22,922,802)       (6,656,983)       (9,923,008)      (37,607,892)
...................................................................................................................................
Net gain (loss) on investments                   (455,557)       (2,449,313)         (616,876)          423,095         3,816,453
...................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                        $532,898        $1,280,813         $(778,121)       $1,098,518        $5,212,745
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations (continued)
------------------------------------------------------------------------------------------------
Six months ended June 30, 2005
(Unaudited)
                                                Putnam VT
                                         Utilities Growth         Putnam VT         Putnam VT
                                               and Income             Vista           Voyager
                                                     Fund              Fund              Fund
------------------------------------------------------------------------------------------------
Investment Income
Dividends                                      $6,385,039        $1,291,607       $12,150,733
Interest-unaffiliated issuers                     950,343               380             7,922
Interest-affiliated  issuers (Note 5)             121,166            39,013           272,057
Securities lending                                106,862            35,822            37,062
Other income (Note 7)                             202,935           153,601         2,097,095
Less: foreign taxes withheld                     (231,885)               --           (11,027)
.................................................................................................
Total investment income                         7,534,460         1,520,423        14,553,842
.................................................................................................
Expenses
Compensation of Manager (Note 2)                1,396,166         1,583,161         7,330,143
Investor servicing fees (Note 2)                   60,567            74,054           391,329
Custodian fees (Note 2)                           157,662            85,604           142,260
Trustee compensation and expenses
(Note 2)                                           14,737            16,906            57,740
Administrative services (Note 2)                   14,014            15,229            34,568
Distribution fees-class IB (Note 2)                72,319           307,545           602,011
Auditing                                           15,753            24,913            32,276
Legal                                               9,973            10,542            21,803
Other                                              48,837            58,334           211,076
Non-recurring costs (Notes 2 and 7)                   915             1,136             4,478
Costs assumed by Manager (Notes 2 and 7)             (915)           (1,136)           (4,478)
Fees waived and reimbursed by Manager
(Notes 2 and 5)                                    (7,808)           (2,873)          (16,968)
.................................................................................................
Total expenses                                  1,782,220         2,173,415         8,806,238
.................................................................................................
Expense reduction (Note 2)                       (130,074)          (73,060)         (537,949)
.................................................................................................
Net expenses                                    1,652,146         2,100,355         8,268,289
.................................................................................................
Net investment income (loss)                    5,882,314          (579,932)        6,285,553
.................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                28,003,728***     32,235,766       194,618,722
Net realized gain (loss) on futures
contracts (Note 1)                                 11,926          (101,249)       (3,623,018)
Net realized gain (loss) on swap
contracts (Note 1)                                  1,234                --                --
Net realized gain (loss) on written
options (Notes 1 and 3)                                --                --          (115,564)
Net realized gain (loss) on foreign
currency transactions (Note 1)                    776,017                --                --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                 394,643                --               479
Net unrealized appreciation
(depreciation) of investments, written
options, TBA sale commitments, swap
contracts and futures contracts during
the period                                     (9,952,665)      (32,978,978)     (243,105,475)
.................................................................................................
Net gain (loss) on investments                 19,234,883          (844,461)      (52,224,856)
.................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $25,117,197       $(1,424,393)     $(45,939,303)
------------------------------------------------------------------------------------------------

*** Net of foreign taxes of $28,771.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                           American Government Income Fund       Capital Appreciation Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $3,369,850        $6,872,193           $76,894          $285,117
Net realized gain (loss) on investments
and foreign currency transactions              (2,230,594)        1,471,749         3,167,853         5,087,762
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                      3,160,838        (1,024,056)       (2,645,034)          795,638
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       4,300,094         7,319,886           599,713         6,168,517
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (4,579,492)       (7,618,446)         (179,390)               --
Class IB                                       (2,656,873)       (3,760,316)         (101,133)               --
From net realized short-term gain on
investments
Class IA                                         (279,920)       (1,589,124)               --                --
Class IB                                         (177,125)         (861,915)               --                --
From net realized long-term gain on
investments
Class IA                                               --        (1,246,371)               --                --
Class IB                                               --          (676,012)               --                --
Increase (decrease) from capital share
transactions (Note 4)                         (20,425,567)      (92,975,547)         (288,477)         (275,226)
.................................................................................................................
Total increase (decrease) in net assets       (23,818,883)     (101,407,845)           30,713         5,893,291
.................................................................................................................
Net assets:
Beginning of period                           231,632,674       333,040,519        49,524,609        43,631,318
.................................................................................................................
End of period                                 207,813,791       231,632,674       $49,555,322       $49,524,609
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $3,213,224        $7,079,739           $80,539          $284,168
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                             Capital Opportunities Fund                Discovery Growth Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                      $54,125           $72,633          $(51,757)        $(205,665)
Net realized gain (loss) on investments
and foreign currency transactions               1,405,368           725,211         3,673,744         4,824,079
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     (1,204,739)        1,984,240        (4,096,178)       (1,126,237)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                         254,754         2,782,084          (474,191)        3,492,177
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --           (47,486)               --                --
Class IB                                               --           (17,843)               --                --
From net realized short term gain on
investments
Class IA                                          (28,016)         (350,064)               --                --
Class IB                                          (18,797)         (240,575)               --                --
From net realized long term gain on
investments
Class IA                                          (40,947)         (112,816)               --                --
Class IB                                          (27,471)          (77,713)               --                --
Increase (decrease)  from capital share
transactions (Note 4)                           4,464,432         9,891,716        (5,553,700)       (7,163,520)
.................................................................................................................
Total increase (decrease) in net assets         4,603,955        11,827,303        (6,027,891)       (3,671,343)
.................................................................................................................
Net assets:
Beginning of period                            22,535,780        10,708,477        51,253,902        54,925,245
.................................................................................................................
End of period                                 $27,139,735       $22,535,780       $45,226,011       $51,253,902
.................................................................................................................
Undistributed net investment income
(loss), end of period                             $60,522            $6,397          $(51,757)              $--
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                                Diversified Income Fund               Equity Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                  $13,196,372       $31,968,549        $1,189,867        $1,618,048
Net realized gain (loss) on investments
and foreign currency transactions               7,502,746        15,278,459         1,229,998         1,890,706
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     (8,307,853)        3,658,686        (1,058,403)        9,814,421
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      12,391,265        50,905,694         1,361,462        13,323,175
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                      (29,374,694)      (40,845,808)       (1,045,012)               --
Class IB                                      (10,800,505)      (13,445,220)         (635,882)               --
From net realized short term gain on
investments
Class IA                                               --                --          (975,806)          (63,353)
Class IB                                               --                --          (679,237)          (37,960)
From net realized long term gain on
investments
Class IA                                               --                --          (283,745)           (4,224)
Class IB                                               --                --          (197,509)           (2,531)
Increase (decrease)  from capital share
transactions (Note 4)                           6,863,802       (28,411,530)       41,476,055        60,704,586
.................................................................................................................
Total increase (decrease) in net assets       (20,920,132)      (31,796,864)       39,020,326        73,919,693
.................................................................................................................
Net assets:
Beginning of period                           558,967,699       590,764,563       135,857,180        61,937,487
.................................................................................................................
End of period                                $538,047,567      $558,967,699      $174,877,506      $135,857,180
.................................................................................................................
Undistributed net investment income
(loss), end of period                         $12,125,780       $39,104,607        $1,123,564        $1,614,591
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                           Putnam VT
                                           The George Putnam Fund of Boston      Global Asset Allocation Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $7,943,861       $14,744,849        $4,264,738        $7,367,693
Net realized gain (loss) on investments
and foreign currency transactions              21,050,759        33,870,092        27,060,276        37,664,709
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (20,005,880)        9,394,548       (22,754,122)       (7,961,746)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       8,988,740        58,009,489         8,570,892        37,070,656
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (9,531,109)       (9,628,562)       (4,983,795)      (12,503,617)
Class IB                                       (5,920,825)       (5,049,784)         (594,365)       (1,038,075)
Increase (decrease)  from capital share
transactions (Note 4)                         (17,379,045)      (21,772,413)      (20,189,885)      (54,061,879)
.................................................................................................................
Total increase (decrease) in net assets       (23,842,239)       21,558,730       (17,197,153)      (30,532,915)
.................................................................................................................
Net assets:
Beginning of period                           738,934,798       717,376,068       419,768,010       450,300,925
.................................................................................................................
End of period                                $715,092,559      $738,934,798      $402,570,857      $419,768,010
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $7,872,569       $15,380,642        $6,598,752        $7,912,174
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                           Putnam VT
                                                   Global Equity Fund                  Growth and Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $4,929,240        $7,421,076       $40,316,382       $90,467,928
Net realized gain (loss) on investments
and foreign currency transactions              20,394,746        79,097,086       227,421,991       365,063,557
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (23,544,277)          715,397      (259,552,811)      120,104,618
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       1,779,709        87,233,559         8,185,562       575,636,103
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (5,974,260)      (14,270,519)      (76,150,350)      (85,070,163)
Class IB                                         (576,666)       (1,493,778)      (13,221,461)      (13,278,799)
Increase (decrease)  from capital share
transactions (Note 4)                         (61,947,554)     (133,323,371)     (435,155,370)     (877,382,537)
.................................................................................................................
Total increase (decrease) in net assets       (66,718,771)      (61,854,109)     (516,341,619)     (400,095,396)
.................................................................................................................
Net assets:
Beginning of period                           683,882,050       745,736,159     5,376,019,278     5,776,114,674
.................................................................................................................
End of period                                $617,163,279      $683,882,050    $4,859,677,659    $5,376,019,278
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $4,951,795        $6,573,481       $39,612,001       $88,667,430
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                           Putnam VT
                                                 Growth Opportunities Fund              Health Sciences Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                      $80,807          $458,758          $816,356          $920,617
Net realized gain (loss) on investments
and foreign currency transactions               4,199,150        (1,576,164)       12,869,927        21,936,445
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     (5,975,565)        1,991,365          (405,332)         (228,808)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      (1,695,608)          873,959        13,280,951        22,628,254
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                         (252,634)          (48,224)         (502,360)         (741,222)
Class IB                                         (214,386)               --           (94,819)         (303,309)
Increase (decrease) from capital share
transactions (Note 4)                          (6,123,357)       (9,946,664)      (13,317,293)      (48,594,014)
.................................................................................................................
Total increase (decrease) in net assets        (8,285,985)       (9,120,929)         (633,521)      (27,010,291)
.................................................................................................................
Net assets:
Beginning of period                            67,254,447        76,375,376       334,079,369       361,089,660
.................................................................................................................
End of period                                 $58,968,462       $67,254,447      $333,445,848      $334,079,369
.................................................................................................................
Undistributed net investment income
(loss), end of period                             $58,718          $444,931          $483,193          $264,016
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                            Putnam VT
                                                     High Yield Fund                         Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                  $23,441,285       $52,295,897       $15,910,695       $28,194,373
Net realized gain (loss) on investments
and foreign currency transactions               3,011,933        (7,646,444)          886,065        24,372,654
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (20,181,554)       27,234,775         6,030,516        (9,366,566)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       6,271,664        71,884,228        22,827,276        43,200,461
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                      (39,889,539)      (48,322,088)      (20,750,608)      (30,507,662)
Class IB                                      (13,561,541)      (13,065,494)       (8,982,516)      (10,847,245)
From net realized short term gain on
investments
Class IA                                               --                --        (1,398,917)               --
Class IB                                               --                --          (650,907)               --
From net realized long term gain on
investments
Class IA                                               --                --        (5,315,886)               --
Class IB                                               --                --        (2,473,447)               --
Increase (decrease)  from capital share
transactions (Note 4)                         (22,341,561)      (62,860,229)      (25,482,205)     (112,847,403)
.................................................................................................................
Total increase (decrease) in net assets       (69,520,977)      (52,363,583)      (42,227,210)     (111,001,849)
.................................................................................................................
Net assets:
Beginning of period                           701,005,125       753,368,708       916,184,671     1,027,186,520
.................................................................................................................
End of period                                $631,484,148      $701,005,125      $873,957,461      $916,184,671
.................................................................................................................
Undistributed net investment income
(loss), end of period                         $19,878,580       $49,888,375       $14,717,455       $28,539,884
----------------------------------------------------------------------------------------------------------------

*Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                               International Equity Fund    International Growth and Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $9,923,317        $9,853,041        $4,873,034        $3,363,161
Net realized gain (loss) on investments
and foreign currency transactions              77,296,535       103,915,199        22,453,000        33,871,328
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                   (100,699,399)       27,435,346       (32,845,186)       22,635,494
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     (13,479,547)      141,203,586        (5,519,152)       59,869,983
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (6,971,397)       (7,172,506)       (2,730,668)       (3,366,872)
Class IB                                       (8,093,101)       (7,701,113)         (790,312)         (866,022)
Increase (decrease)  from capital share
transactions (Note 4)                         (78,048,106)      (94,959,326)          834,842          (709,648)
.................................................................................................................
Total increase (decrease) in net assets      (106,592,151)       31,370,641        (8,205,290)       54,927,441
.................................................................................................................
Net assets:
Beginning of period                           985,753,806       954,383,165       345,815,997       290,888,556
.................................................................................................................
End of period                                $879,161,655      $985,753,806      $337,610,707      $345,815,997
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $7,635,211       $12,776,392        $4,710,738        $3,358,684
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                  Putnam VT International                   Putnam VT
                                                  New Opportunities Fund                 Investors Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $2,299,580        $1,807,115        $1,586,998        $6,106,818
Net realized gain (loss) on investments
and foreign currency transactions              12,471,512        38,577,900        34,135,493        58,210,023
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     (8,082,053)      (12,510,875)      (30,053,630)          622,728
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       6,689,039        27,874,140         5,668,861        64,939,569
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                         (856,029)       (1,153,219)       (3,821,651)       (2,327,042)
Class IB                                         (950,604)       (1,387,297)       (2,203,705)       (1,020,711)
Increase (decrease)  from capital share
transactions (Note 4)                         (10,630,074)      (37,441,150)      (35,022,010)      (81,068,947)
.................................................................................................................
Total increase (decrease) in net assets        (5,747,668)      (12,107,526)      (35,378,505)      (19,477,131)
.................................................................................................................
Net assets:
Beginning of period                           230,724,878       242,832,404       553,616,817       573,093,948
.................................................................................................................
End of period                                $224,977,210      $230,724,878      $518,238,312      $553,616,817
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $2,197,765        $1,704,818        $1,509,700        $5,948,058
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                           Putnam VT
                                                      Mid Cap Value Fund                Money Market Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                     $112,110          $202,605        $4,037,384        $3,740,548
Net realized gain (loss) on investments
and foreign currency transactions               2,718,847           901,925                --             5,355
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                       (875,432)        4,943,569                --                --
.................................................................................................................
Net increase in net assets resulting
from operations                                 1,955,525         6,048,099         4,037,384         3,745,903
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                         (159,910)               --        (2,848,730)       (2,994,623)
Class IB                                          (38,760)               --        (1,188,654)         (745,925)
From net realized short term gain on
investments
Class IA                                         (505,430)         (103,988)               --           (15,148)
Class IB                                         (201,782)          (38,112)               --            (5,358)
From net realized long term gain on
investments
Class IA                                         (274,131)           (5,032)               --                --
Class IB                                         (109,441)           (1,844)               --                --
Increase (decrease)  from capital share
transactions (Note 4)                          17,318,403        21,224,980        (3,140,052)     (206,449,251)
.................................................................................................................
Total increase (decrease) in net assets        17,984,474        27,124,103        (3,140,052)     (206,464,402)
.................................................................................................................
Net assets:
Beginning of period                            50,326,700        23,202,597       372,982,671       579,447,073
.................................................................................................................
End of period                                 $68,311,174       $50,326,700      $369,842,619      $372,982,671
.................................................................................................................
Undistributed net investment income
(loss), end of period                             $97,035          $183,595               $--               $--
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                           Putnam VT
                                                 New Opportunities Fund                   New Value Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                     $988,455        $5,595,606        $3,730,126        $6,536,294
Net realized gain (loss) on investments
and foreign currency transactions              62,830,032       246,239,793        20,473,499        53,233,636
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (63,285,589)      (76,674,119)      (22,922,812)       26,677,345
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                         532,898       175,161,280         1,280,813        86,447,275
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (5,521,105)               --        (4,687,307)       (4,392,201)
Class IB                                         (173,595)               --        (1,791,432)       (1,367,363)
Increase (decrease)  from capital share
transactions (Note 4)                        (211,908,278)     (384,389,307)       11,316,861        (4,704,175)
.................................................................................................................
Total increase (decrease) in net assets      (217,070,080)     (209,228,027)        6,118,935        75,983,536
.................................................................................................................
Net assets:
Beginning of period                         1,793,211,226     2,002,439,253       641,623,889       565,640,353
.................................................................................................................
End of period                              $1,576,141,146    $1,793,211,226      $647,742,824      $641,623,889
.................................................................................................................
Undistributed net investment income
(loss), end of period                            $889,391        $5,595,636        $3,648,819        $6,397,432
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                         Putnam VT                        Putnam VT
                                               OTC & Emerging Growth Fund                Research Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $(161,245)        $(694,899)         $675,423        $2,223,391
Net realized gain (loss) on investments
and foreign currency transactions               6,040,107         7,389,117        10,321,774        21,051,427
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                     (6,656,983)        1,383,475        (9,898,679)       (6,306,525)
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                        (778,121)        8,077,693         1,098,518        16,968,293
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --                --        (1,096,442)         (194,535)
Class IB                                               --                --        (1,006,720)               --
Increase (decrease)  from capital share
transactions (Note 4)                         (12,082,326)      (20,914,996)      (20,550,585)      (34,551,933)
.................................................................................................................
Total increase (decrease) in net assets       (12,860,447)      (12,837,303)      (21,555,229)      (17,778,175)
.................................................................................................................
Net assets:
Beginning of period                           103,609,675       116,446,978       236,402,428       254,180,603
.................................................................................................................
End of period                                 $90,749,228      $103,609,675      $214,847,199      $236,402,428
.................................................................................................................
Undistributed net investment income
(loss), end of period                           $(161,245)              $--          $689,591        $2,117,330
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam VT                           Putnam VT
                                                 Small Cap Value Fund          Utilities Growth and Income Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                   $1,396,292        $2,354,234        $5,882,314        $9,676,344
Net realized gain (loss) on investments
and foreign currency transactions              41,424,345        72,099,833        28,792,905        29,803,002
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (37,607,892)       91,232,512        (9,558,022)       38,727,350
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                       5,212,745       165,686,579        25,117,197        78,206,696
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                       (1,212,440)       (1,625,412)       (7,465,632)       (8,479,930)
Class IB                                         (839,822)       (1,299,360)       (1,132,515)       (1,133,290)
From net realized long term gain on
investments
Class IA                                      (18,514,669)               --                --                --
Class IB                                      (27,252,229)               --                --                --
Increase (decrease)  from capital share
transactions (Note 4)                          14,131,767        38,787,693       (22,073,799)      (55,469,178)
.................................................................................................................
Total increase (decrease) in net assets       (28,474,648)      201,549,500        (5,554,749)       13,124,298
.................................................................................................................
Net assets:
Beginning of period                           824,577,372       623,027,872       414,308,604       401,184,306
.................................................................................................................
End of period                                $796,102,724      $824,577,372      $408,753,855      $414,308,604
.................................................................................................................
Undistributed net investment income
(loss), end of period                          $1,778,330        $2,434,300        $6,024,128        $8,739,961
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
                                                        Putnam  VT                           Putnam VT
                                                        Vista Fund                        Voyager Fund
                                         Six months ended        Year ended  Six months ended        Year ended
                                                  June 30       December 31           June 30       December 31
                                                    2005*              2004             2005*              2004
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                    $(579,932)      $(2,143,909)       $6,285,553       $23,435,956
Net realized gain (loss) on investments
and foreign currency transactions              32,134,517        67,733,698       190,880,140        86,729,980
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (32,978,978)       19,214,578      (243,104,996)       32,665,976
.................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      (1,424,393)       84,804,367       (45,939,303)      142,831,912
.................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                               --                --       (19,985,112)      (12,009,064)
Class IB                                               --                --        (3,324,240)       (1,265,736)
Increase (decrease)  from capital share
transactions (Note 4)                         (42,993,342)      (68,977,804)     (313,576,824)     (563,026,026)
.................................................................................................................
Total increase (decrease) in net assets       (44,417,735)       15,826,563      (382,825,479)     (433,468,914)
.................................................................................................................
Net assets:
Beginning of period                           519,847,089       504,020,526     2,876,048,376     3,309,517,290
.................................................................................................................
End of period                                $475,429,354      $519,847,089    $2,493,222,897    $2,876,048,376
.................................................................................................................
Undistributed net investment income
(loss), end of period                           $(579,932)              $--        $6,072,544       $23,096,343
----------------------------------------------------------------------------------------------------------------

* Unaudited

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
---------------------------------------------------------------------------------------------------------------------
                                                                        Investment Operations:
                                                                                                Net
                                                            Net                        Realized and
                                                          Asset                          Unrealized
                                                         Value,               Net       Gain (Loss)       Total from
                                                      Beginning        Investment                on       Investment
Period ended                                          of Period  Income (Loss)(a)       Investments       Operations
---------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2005+                                           $11.75              $.19(i)           $.06             $.25
December 31, 2004                                         12.08               .31(i)            .03              .34
December 31, 2003                                         12.34               .29              (.07)             .22
December 31, 2002                                         11.62               .39               .63             1.02
December 31, 2001                                         10.88               .48               .26              .74
December 31, 2000**                                       10.00               .59(i)            .62             1.21
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2005+                                            $8.73              $.02(i)(k)        $.10             $.12
December 31, 2004                                          7.59               .06(i)(j)        1.08             1.14
December 31, 2003                                          6.07                --(e)           1.52             1.52
December 31, 2002                                          7.82               .02             (1.75)           (1.73)
December 31, 2001                                          9.06               .01             (1.25)           (1.24)
December 31, 2000***                                      10.00              (.07)             (.87)            (.94)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2005+                                           $14.44              $.04(i)(k)        $.03             $.07
December 31, 2004                                         12.74               .08(i)           2.26             2.34
December 31, 2003****                                     10.00                --(e)(i)        3.02             3.02
---------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2005+                                            $5.02               $--(e)(i)(k)    $(.02)           $(.02)
December 31, 2004                                          4.66              (.01)(i)(j)        .37              .36
December 31, 2003                                          3.52              (.02)             1.16             1.14
December 31, 2002                                          4.98              (.04)            (1.42)           (1.46)
December 31, 2001                                          7.18              (.06)            (2.14)           (2.20)
December 31, 2000***                                      10.00              (.05)            (2.77)           (2.82)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2005+                                            $9.27              $.22(i)          $(.02)            $.20
December 31, 2004                                          9.32               .51(i)            .33              .84
December 31, 2003                                          8.55               .63               .97             1.60
December 31, 2002                                          8.81               .71              (.20)             .51
December 31, 2001                                          9.15               .78              (.44)             .34
December 31, 2000                                          9.92               .80              (.78)             .02
---------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2005+                                           $13.54              $.11(i)(k)       $(.02)            $.09
December 31, 2004                                         12.09               .22(i)           1.25             1.47
December 31, 2003****                                     10.00               .10(i)           2.06             2.16
---------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2005+                                           $11.61              $.13(i)(k)        $.02             $.15
December 31, 2004                                         10.93               .24(i)            .67              .91
December 31, 2003                                          9.58               .23              1.38             1.61
December 31, 2002                                         10.73               .28             (1.17)            (.89)
December 31, 2001                                         10.96               .31              (.24)             .07
December 31, 2000                                          9.98               .19               .79              .98
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2005+                                           $14.22              $.15(i)(k)        $.16             $.31
December 31, 2004                                         13.43               .24(i)            .98             1.22
December 31, 2003                                         11.51               .23              2.19             2.42
December 31, 2002                                         13.37               .26             (1.87)           (1.61)
December 31, 2001                                         16.66               .36             (1.78)           (1.42)
December 31, 2000                                         19.60               .48             (1.32)            (.84)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Less Distributions:
                                                                             From
                                                           From               Net
                                                            Net          Realized              From
                                                     Investment           Gain on            Return
Period ended                                             Income       Investments        of Capital
---------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2005+                                            $(.41)            $(.03)              $--
December 31, 2004                                          (.49)             (.18)               --
December 31, 2003                                          (.25)             (.23)               --
December 31, 2002                                          (.30)               --                --
December 31, 2001                                            --                --(e)             --
December 31, 2000**                                        (.22)             (.11)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2005+                                            $(.06)              $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                          (.01)               --              (.01)
December 31, 2001                                            --                --                --
December 31, 2000***                                         --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2005+                                              $--             $(.06)              $--
December 31, 2004                                          (.06)             (.58)               --
December 31, 2003****                                        --              (.28)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2005+                                              $--               $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --                --                --
December 31, 2000***                                         --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2005+                                            $(.69)              $--               $--
December 31, 2004                                          (.89)               --                --
December 31, 2003                                          (.83)               --                --
December 31, 2002                                          (.77)               --                --
December 31, 2001                                          (.68)               --                --
December 31, 2000                                          (.79)               --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2005+                                            $(.15)            $(.18)              $--
December 31, 2004                                            --              (.02)               --
December 31, 2003****                                      (.05)             (.02)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2005+                                            $(.26)              $--               $--
December 31, 2004                                          (.23)               --                --
December 31, 2003                                          (.26)               --                --
December 31, 2002                                          (.26)               --                --
December 31, 2001                                          (.30)               --                --
December 31, 2000                                            --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2005+                                            $(.20)              $--               $--
December 31, 2004                                          (.43)               --                --
December 31, 2003                                          (.50)               --                --
December 31, 2002                                          (.25)               --                --
December 31, 2001                                          (.18)            (1.69)               --
December 31, 2000                                          (.34)            (1.76)               --
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                              Total
                                                                                         Investment
                                                                                          Return at      Net Assets,
                                                          Total  Net Asset Value,         Net Asset    End of Period
Period ended                                      Distributions     End of Period    Value(%)(b)(c)   (in thousands)
---------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2005+                                            $(.44)           $11.56              2.18*        $125,936
December 31, 2004                                          (.67)            11.75              2.85          144,320
December 31, 2003                                          (.48)            12.08              1.89          225,290
December 31, 2002                                          (.30)            12.34              8.98          386,364
December 31, 2001                                            --(e)          11.62              6.82          136,461
December 31, 2000**                                        (.33)            10.88             12.11*          17,992
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2005+                                            $(.06)            $8.79              1.38*         $26,879
December 31, 2004                                            --              8.73             15.02           26,223
December 31, 2003                                            --              7.59             25.04           23,316
December 31, 2002                                          (.02)             6.07            (22.13)          13,542
December 31, 2001                                            --              7.82            (13.69)          11,003
December 31, 2000***                                         --              9.06             (9.40)*          2,258
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2005+                                            $(.06)           $14.45               .53*         $15,671
December 31, 2004                                          (.64)            14.44             18.54           13,523
December 31, 2003****                                      (.28)            12.74             30.25*           5,972
---------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2005+                                              $--             $5.00              (.40)*        $14,104
December 31, 2004                                            --              5.02              7.73           17,068
December 31, 2003                                            --              4.66             32.39           19,835
December 31, 2002                                            --              3.52            (29.32)          12,353
December 31, 2001                                            --              4.98            (30.64)           7,558
December 31, 2000***                                         --              7.18            (28.20)*          3,174
---------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2005+                                            $(.69)            $8.78              2.35*        $387,083
December 31, 2004                                          (.89)             9.27              9.58          409,381
December 31, 2003                                          (.83)             9.32             20.27          449,121
December 31, 2002                                          (.77)             8.55              6.20          440,845
December 31, 2001                                          (.68)             8.81              3.82          491,673
December 31, 2000                                          (.79)             9.15              0.19          537,743
---------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2005+                                            $(.33)           $13.30               .71*        $102,777
December 31, 2004                                          (.02)            13.54             12.14           80,093
December 31, 2003****                                      (.07)            12.09             21.57*          39,133
---------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2005+                                            $(.26)           $11.50              1.31*        $418,425
December 31, 2004                                          (.23)            11.61              8.48          444,637
December 31, 2003                                          (.26)            10.93             17.35          463,270
December 31, 2002                                          (.26)             9.58             (8.57)         416,550
December 31, 2001                                          (.30)            10.73              0.74          387,517
December 31, 2000                                            --             10.96              9.82          305,564
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2005+                                            $(.20)           $14.33              2.21*        $347,215
December 31, 2004                                          (.43)            14.22              9.26          371,882
December 31, 2003                                          (.50)            13.43             22.04          417,713
December 31, 2002                                          (.25)            11.51            (12.30)         423,653
December 31, 2001                                         (1.87)            13.37             (8.42)         611,233
December 31, 2000                                         (2.10)            16.66             (4.87)         815,135
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Ratio of Net
                                                       Ratio of        Investment
                                                       Expenses     Income (Loss)
                                                 to Average Net        to Average         Portfolio
Period ended                                    Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2005+                                              .32(i)*          1.60(i)*        219.27(l)*
December 31, 2004                                           .66(i)           2.65(i)         309.71
December 31, 2003                                           .74              2.35            553.08
December 31, 2002                                           .74              3.26            517.44(f)
December 31, 2001                                           .77              4.23            262.05(f)
December 31, 2000**                                         .82(i)*          5.20(i)*        336.72*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2005+                                              .45(i)*           .22(i)(k)*      76.97*
December 31, 2004                                           .90(i)            .75(i)(j)      139.79
December 31, 2003                                          1.06               .04            143.90
December 31, 2002                                          1.13               .30            166.36
December 31, 2001                                          1.35               .13            101.98
December 31, 2000***                                       1.18*             (.72)*           89.87*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2005+                                              .47(i)*           .27(i)(k)*      85.35*
December 31, 2004                                           .96(i)            .59(i)         163.42
December 31, 2003****                                       .71(i)*          (.01)(i)*       163.05*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2005+                                              .45(i)*          (.03)(i)(k)*     78.69*
December 31, 2004                                           .94(i)           (.24)(i)(j)     106.52
December 31, 2003                                          1.08              (.58)            81.55
December 31, 2002                                          1.56             (1.11)            92.27(g)
December 31, 2001                                          1.62             (1.10)           109.55
December 31, 2000***                                        .85*             (.67)*           28.20*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2005+                                              .39(i)*          2.44(i)*         63.42(l)*
December 31, 2004                                           .80(i)           5.68(i)          79.07
December 31, 2003                                           .82              7.16            104.06
December 31, 2002                                           .82              8.45            176.17(f)
December 31, 2001                                           .79              8.83            139.13(f)
December 31, 2000                                           .78              8.62            169.27
---------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2005+                                              .40(i)*           .81(i)(k)*      31.09*
December 31, 2004                                           .83(i)           1.75(i)          89.30
December 31, 2003****                                       .71(i)*           .93(i)*        113.49*
---------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2005+                                              .36(i)*          1.15(i)(k)*      85.04(l)*
December 31, 2004                                           .72(i)           2.15(i)         148.39
December 31, 2003                                           .73              2.27            144.47
December 31, 2002                                           .75              2.83            128.14(f)
December 31, 2001                                           .76              2.92            334.64(f)
December 31, 2000                                           .76              3.44            154.53
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2005+                                              .45(i)*          1.06(i)(k)*      94.29(l)*
December 31, 2004                                           .93(i)           1.76(i)         156.86
December 31, 2003                                           .95              1.92            155.21
December 31, 2002                                           .91              2.10            105.04
December 31, 2001                                           .84              2.54            187.96(f)
December 31, 2000                                           .79              2.73            159.03
---------------------------------------------------------------------------------------------------------------------

See page 298 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
---------------------------------------------------------------------------------------------------------------------
                                                                        Investment Operations:
                                                                                                Net
                                                            Net                        Realized and
                                                          Asset                          Unrealized
                                                         Value,               Net       Gain (Loss)       Total from
                                                      Beginning        Investment                on       Investment
Period ended                                          of Period  Income (Loss)(a)       Investments       Operations
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2005+                                           $10.32              $.08(i)(k)       $(.04)            $.04
December 31, 2004                                          9.26               .10(i)           1.17             1.27
December 31, 2003                                          7.25               .09              2.02             2.11
December 31, 2002                                          9.34               .07             (2.13)           (2.06)
December 31, 2001                                         18.10               .02             (5.17)           (5.15)
December 31, 2000                                         30.49              (.08)            (7.36)           (7.44)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2005+                                           $25.59              $.20(i)(k)       $(.12)            $.08
December 31, 2004                                         23.39               .40(i)           2.22             2.62
December 31, 2003                                         18.75               .37              4.69             5.06
December 31, 2002                                         23.56               .36             (4.69)           (4.33)
December 31, 2001                                         25.85               .35             (1.94)           (1.59)
December 31, 2000                                         26.80               .40              1.49             1.89
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2005+                                            $4.72              $.01(i)(k)       $(.12)           $(.11)
December 31, 2004                                          4.63               .03(i)(j)         .07              .10
December 31, 2003                                          3.75               .01               .87              .88
December 31, 2002                                          5.31                --(e)          (1.56)           (1.56)
December 31, 2001                                          7.80              (.01)            (2.48)           (2.49)
December 31, 2000**                                       10.00              (.02)            (2.18)           (2.20)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2005+                                           $11.80              $.04(i)(k)        $.47             $.51
December 31, 2004                                         11.04               .04(i)            .76(i)           .80
December 31, 2003                                          9.37               .07              1.68             1.75
December 31, 2002                                         11.75               .04             (2.41)           (2.37)
December 31, 2001                                         14.61               .01             (2.86)           (2.85)
December 31, 2000                                         10.50               .01              4.10             4.11
---------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2005+                                            $8.10              $.28(i)          $(.21)            $.07
December 31, 2004                                          7.97               .58(i)            .24              .82
December 31, 2003                                          7.08               .65              1.07             1.72
December 31, 2002                                          8.08               .76              (.78)            (.02)
December 31, 2001                                          8.98               .91              (.55)             .36
December 31, 2000                                         11.09              1.14             (1.97)            (.83)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2005+                                           $12.96              $.23(i)           $.10             $.33
December 31, 2004                                         12.91               .38(i)            .22              .60
December 31, 2003                                         12.95               .46               .13              .59
December 31, 2002                                         12.65               .64               .33              .97
December 31, 2001                                         12.61               .70               .21              .91
December 31, 2000                                         12.52               .84               .11              .95
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2005+                                           $14.80              $.16(i)(k)       $(.35)           $(.19)
December 31, 2004                                         12.91               .16(i)           1.95             2.11
December 31, 2003                                         10.14               .16              2.73             2.89
December 31, 2002                                         12.42               .13             (2.29)           (2.16)
December 31, 2001                                         17.72               .13             (3.62)           (3.49)
December 31, 2000                                         21.66               .31             (2.05)           (1.74)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                    Less Distributions:
                                                                             From
                                                           From               Net
                                                            Net          Realized              From
                                                     Investment           Gain on            Return
Period ended                                             Income       Investments        of Capital
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2005+                                            $(.11)              $--               $--
December 31, 2004                                          (.21)               --                --
December 31, 2003                                          (.10)               --                --
December 31, 2002                                          (.03)               --                --
December 31, 2001                                            --             (3.61)               --
December 31, 2000                                          (.18)            (4.77)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2005+                                            $(.46)              $--               $--
December 31, 2004                                          (.42)               --                --
December 31, 2003                                          (.42)               --                --
December 31, 2002                                          (.36)             (.12)               --
December 31, 2001                                          (.41)             (.29)               --
December 31, 2000                                          (.50)            (2.34)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2005+                                            $(.04)              $--               $--
December 31, 2004                                          (.01)               --                --
December 31, 2003                                            --                --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --                --                --
December 31, 2000**                                          --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2005+                                            $(.04)              $--               $--
December 31, 2004                                          (.04)               --                --
December 31, 2003                                          (.08)               --                --
December 31, 2002                                          (.01)               --                --
December 31, 2001                                          (.01)               --                --
December 31, 2000                                            --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2005+                                            $(.67)              $--               $--
December 31, 2004                                          (.69)               --                --
December 31, 2003                                          (.83)               --                --
December 31, 2002                                          (.98)               --                --
December 31, 2001                                         (1.26)               --                --
December 31, 2000                                         (1.28)               --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2005+                                            $(.45)            $(.14)              $--
December 31, 2004                                          (.55)               --                --
December 31, 2003                                          (.63)               --                --
December 31, 2002                                          (.67)               --                --
December 31, 2001                                          (.87)               --                --
December 31, 2000                                          (.86)               --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2005+                                            $(.25)              $--               $--
December 31, 2004                                          (.22)               --                --
December 31, 2003                                          (.12)               --                --
December 31, 2002                                          (.12)               --                --
December 31, 2001                                          (.06)            (1.75)               --
December 31, 2000                                          (.41)            (1.79)               --
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                              Total
                                                                                         Investment
                                                                                          Return at      Net Assets,
                                                          Total  Net Asset Value,         Net Asset    End of Period
Period ended                                      Distributions     End of Period    Value(%)(b)(c)   (in thousands)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2005+                                            $(.11)           $10.25               .38(k)*     $546,301
December 31, 2004                                          (.21)            10.32             13.94          608,379
December 31, 2003                                          (.10)             9.26             29.54          670,764
December 31, 2002                                          (.03)             7.25            (22.16)         659,264
December 31, 2001                                         (3.61)             9.34            (29.66)       1,139,131
December 31, 2000                                         (4.95)            18.10            (29.64)       2,018,743
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2005+                                            $(.46)           $25.21               .33(k)*   $4,028,468
December 31, 2004                                          (.42)            25.59             11.37        4,504,542
December 31, 2003                                          (.42)            23.39             27.69        4,947,556
December 31, 2002                                          (.48)            18.75            (18.79)       4,729,161
December 31, 2001                                          (.70)            23.56             (6.16)       7,216,388
December 31, 2000                                         (2.84)            25.85              8.11        8,675,872
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2005+                                            $(.04)            $4.57             (2.29)*        $26,122
December 31, 2004                                          (.01)             4.72              2.08           31,196
December 31, 2003                                            --              4.63             23.47           38,470
December 31, 2002                                            --              3.75            (29.38)          32,235
December 31, 2001                                            --              5.31            (31.92)          55,646
December 31, 2000**                                          --              7.80            (22.00)*         77,022
---------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2005+                                            $(.04)           $12.27              4.31*        $162,689
December 31, 2004                                          (.04)            11.80              7.30          171,982
December 31, 2003                                          (.08)            11.04             18.80          200,054
December 31, 2002                                          (.01)             9.37            (20.21)         212,783
December 31, 2001                                          (.01)            11.75            (19.53)         342,488
December 31, 2000                                            --             14.61             39.14          497,695
---------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2005+                                            $(.67)            $7.50              1.04*        $461,175
December 31, 2004                                          (.69)             8.10             10.99          525,899
December 31, 2003                                          (.83)             7.97             26.68          594,299
December 31, 2002                                          (.98)             7.08             (0.52)         526,885
December 31, 2001                                         (1.26)             8.08              4.00          647,505
December 31, 2000                                         (1.28)             8.98             (8.45)         709,534
---------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2005+                                            $(.59)           $12.70              2.68*        $588,716
December 31, 2004                                          (.55)            12.96              4.72          637,568
December 31, 2003                                          (.63)            12.91              4.70          765,119
December 31, 2002                                          (.67)            12.95              8.09          919,294
December 31, 2001                                          (.87)            12.65              7.53          879,911
December 31, 2000                                          (.86)            12.61              8.01          806,452
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2005+                                            $(.25)           $14.36             (1.29)*       $368,787
December 31, 2004                                          (.22)            14.80             16.58          427,548
December 31, 2003                                          (.12)            12.91             28.91          444,329
December 31, 2002                                          (.12)            10.14            (17.60)         430,607
December 31, 2001                                         (1.81)            12.42            (20.41)         521,192
December 31, 2000                                         (2.20)            17.72             (9.48)         696,527
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Ratio of Net
                                                       Ratio of        Investment
                                                       Expenses     Income (Loss)
                                                 to Average Net        to Average         Portfolio
Period ended                                    Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2005+                                              .47(i)*           .78(i)(k)*      39.94*
December 31, 2004                                           .94(i)           1.10(i)          77.03
December 31, 2003                                           .92              1.21             88.32
December 31, 2002                                           .89               .92            173.27
December 31, 2001                                           .82               .20            186.11
December 31, 2000                                           .76              (.32)           170.41
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2005+                                              .27(i)*           .82(i)(k)*      25.35*
December 31, 2004                                           .54(i)           1.70(i)          29.21
December 31, 2003                                           .53              1.85             32.55
December 31, 2002                                           .52              1.71             36.01
December 31, 2001                                           .51              1.42             32.75
December 31, 2000                                           .50              1.63             55.04
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2005+                                              .44(i)*           .20(i)(k)*     101.95*
December 31, 2004                                           .90(i)            .76(i)(j)       57.02
December 31, 2003                                           .96               .17             59.00
December 31, 2002                                           .96               .03             63.30
December 31, 2001                                           .85              (.19)            83.13
December 31, 2000**                                         .80*             (.23)*           57.60*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2005+                                              .41(i)*           .31(i)(k)*      20.19*
December 31, 2004                                           .85(i)            .39(i)          47.82
December 31, 2003                                           .84               .39             63.66
December 31, 2002                                           .83               .39             74.33
December 31, 2001                                           .79               .09             53.20
December 31, 2000                                           .79               .06             49.10
---------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2005+                                              .39(i)*          3.60(i)*         14.97*
December 31, 2004                                           .78(i)           7.47(i)          50.44
December 31, 2003                                           .78              8.86             75.01
December 31, 2002                                           .78             10.55             68.41
December 31, 2001                                           .76             10.99             81.97
December 31, 2000                                           .74             11.46             69.05
---------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2005+                                              .32(i)*          1.83(i)*        204.65(l)*
December 31, 2004                                           .66(i)           3.01(i)         401.71
December 31, 2003                                           .68              3.61            287.19
December 31, 2002                                           .68              5.10            399.61(f)
December 31, 2001                                           .68              5.60            250.79(f)
December 31, 2000                                           .67              6.94            238.00
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2005+                                              .47(i)*          1.13(i)(k)*      40.72*
December 31, 2004                                           .94(i)           1.21(i)          62.84
December 31, 2003                                           .94              1.50             71.14
December 31, 2002                                           .99              1.17             53.20(g)
December 31, 2001                                           .94               .93             69.81
December 31, 2000                                           .94              1.62             78.84
---------------------------------------------------------------------------------------------------------------------

See page 298 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
---------------------------------------------------------------------------------------------------------------------
                                                                        Investment Operations:
                                                                                                Net
                                                            Net                        Realized and
                                                          Asset                          Unrealized
                                                         Value,               Net        Gain(Loss)       Total from
                                                      Beginning        Investment                on       Investment
Period ended                                          of Period   Income(Loss)(a)       Investments       Operations
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2005+                                           $13.57              $.19(i)(k)       $(.40)           $(.21)
December 31, 2004                                         11.35               .14(i)           2.25             2.39
December 31, 2003                                          8.37               .15              2.99             3.14
December 31, 2002                                          9.76               .12             (1.44)           (1.32)
December 31, 2001                                         13.28               .13             (2.80)           (2.67)
December 31, 2000                                         15.25               .16               .05              .21
---------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2005+                                           $12.53              $.14(i)(k)        $.26             $.40
December 31, 2004                                         11.16               .11(i)           1.40             1.51
December 31, 2003                                          8.41               .09              2.71             2.80
December 31, 2002                                          9.80               .07             (1.38)           (1.31)
December 31, 2001                                         13.71               .04             (3.95)           (3.91)
December 31, 2000                                         23.31              (.11)            (8.45)           (8.56)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2005+                                           $10.04              $.03(i)(k)        $.09             $.12
December 31, 2004                                          8.95               .11(i)(j)        1.04             1.15
December 31, 2003                                          7.08               .05              1.87             1.92
December 31, 2002                                          9.31               .04             (2.24)           (2.20)
December 31, 2001                                         12.36               .03             (3.07)           (3.04)
December 31, 2000                                         15.16               .01             (2.81)           (2.80)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2005+                                           $14.73              $.04(i)(k)        $.38             $.42
December 31, 2004                                         12.79               .09(i)           1.92             2.01
December 31, 2003****                                     10.00               .07(i)           2.83             2.90
---------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2005+                                            $1.00            $.0110(i)            $--           $.0110
December 31, 2004                                          1.00             .0091(i)             --(h)         .0091
December 31, 2003                                          1.00             .0076                --(h)         .0076
December 31, 2002                                          1.00             .0145                --(h)         .0145
December 31, 2001                                          1.00             .0392                --            .0392
December 31, 2000                                          1.00             .0588                --            .0588
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2005+                                           $17.05              $.02(i)(k)        $.03             $.05
December 31, 2004                                         15.43               .05(i)(j)        1.57             1.62
December 31, 2003                                         11.62              (.02)             3.83             3.81
December 31, 2002                                         16.67              (.03)            (5.02)           (5.05)
December 31, 2001                                         29.89              (.04)            (8.76)           (8.80)
December 31, 2000                                         43.54              (.13)           (10.03)          (10.16)
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2005+                                           $16.43              $.10(i)(k)       $(.06)            $.04
December 31, 2004                                         14.34               .18(i)           2.06             2.24
December 31, 2003                                         10.98               .15              3.39             3.54
December 31, 2002                                         13.47               .16             (2.14)           (1.98)
December 31, 2001                                         13.52               .18               .28              .46
December 31, 2000                                         11.86               .21              2.27             2.48
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2005+                                            $6.05             $(.01)(i)(k)      $(.01)           $(.02)
December 31, 2004                                          5.56              (.03)(i)           .52              .49
December 31, 2003                                          4.09              (.03)             1.50             1.47
December 31, 2002                                          6.02              (.03)            (1.90)           (1.93)
December 31, 2001                                         11.06              (.05)            (4.99)           (5.04)
December 31, 2000                                         22.79              (.08)           (11.42)          (11.50)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                      Less Distributions:
                                                                             From
                                                           From               Net
                                                            Net          Realized              From
                                                     Investment           Gain on            Return
Period ended                                             Income       Investments        of Capital
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2005+                                            $(.14)              $--               $--
December 31, 2004                                          (.17)               --                --
December 31, 2003                                          (.16)               --                --
December 31, 2002                                          (.07)               --                --
December 31, 2001                                          (.13)             (.72)               --
December 31, 2000                                          (.68)            (1.50)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2005+                                            $(.12)              $--               $--
December 31, 2004                                          (.14)               --                --
December 31, 2003                                          (.05)               --                --
December 31, 2002                                          (.08)               --                --
December 31, 2001                                            --                --                --
December 31, 2000                                          (.01)            (1.03)               --(e)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2005+                                            $(.12)              $--               $--
December 31, 2004                                          (.06)               --                --
December 31, 2003                                          (.05)               --                --
December 31, 2002                                          (.03)               --                --
December 31, 2001                                          (.01)               --                --
December 31, 2000                                            --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2005+                                            $(.06)            $(.27)              $--
December 31, 2004                                            --              (.07)               --
December 31, 2003****                                      (.04)             (.07)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2005+                                          $(.0110)              $--               $--
December 31, 2004                                        (.0091)               --                --
December 31, 2003                                        (.0076)               --                --
December 31, 2002                                        (.0145)               --                --
December 31, 2001                                        (.0392)               --                --
December 31, 2000                                        (.0588)               --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2005+                                            $(.06)              $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --             (4.42)               --(e)
December 31, 2000                                            --             (3.49)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2005+                                            $(.18)              $--               $--
December 31, 2004                                          (.15)               --                --
December 31, 2003                                          (.18)               --                --
December 31, 2002                                          (.13)             (.38)               --
December 31, 2001                                          (.14)             (.37)               --
December 31, 2000                                          (.18)             (.64)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2005+                                              $--               $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --                --                --
December 31, 2000                                            --              (.23)               --(e)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                              Total
                                                                                         Investment
                                                                                          Return at      Net Assets,
                                                          Total  Net Asset Value,         Net Asset    End of Period
Period ended                                      Distributions     End of Period    Value(%)(b)(c)   (in thousands)
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2005+                                            $(.14)           $13.22             (1.53)*       $264,418
December 31, 2004                                          (.17)            13.57             21.31          258,073
December 31, 2003                                          (.16)            11.35             38.37          227,237
December 31, 2002                                          (.07)             8.37            (13.67)         201,168
December 31, 2001                                          (.85)             9.76            (20.67)         273,298
December 31, 2000                                         (2.18)            13.28              1.36          393,973
---------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2005+                                            $(.12)           $12.81              3.18(k)*      $88,084
December 31, 2004                                          (.14)            12.53             13.63           89,615
December 31, 2003                                          (.05)            11.16             33.59           98,339
December 31, 2002                                          (.08)             8.41            (13.46)          91,939
December 31, 2001                                            --              9.80            (28.52)         140,731
December 31, 2000                                         (1.04)            13.71            (38.56)         255,447
---------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2005+                                            $(.12)           $10.04              1.26*        $299,722
December 31, 2004                                          (.06)            10.04             12.95          326,879
December 31, 2003                                          (.05)             8.95             27.39          353,033
December 31, 2002                                          (.03)             7.08            (23.68)         341,675
December 31, 2001                                          (.01)             9.31            (24.61)         597,312
December 31, 2000                                            --             12.36            (18.47)         905,213
---------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2005+                                            $(.33)           $14.82              2.92*         $48,457
December 31, 2004                                          (.07)            14.73             15.75           35,819
December 31, 2003****                                      (.11)            12.79             29.01*          16,499
---------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2005+                                          $(.0110)            $1.00              1.11*        $240,104
December 31, 2004                                        (.0091)             1.00               .91          264,971
December 31, 2003                                        (.0076)             1.00               .76          457,943
December 31, 2002                                        (.0145)             1.00              1.46          794,448
December 31, 2001                                        (.0392)             1.00              3.99          893,647
December 31, 2000                                        (.0588)             1.00              6.03          637,405
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2005+                                            $(.06)           $17.04               .32(k)*   $1,419,867
December 31, 2004                                            --             17.05             10.50        1,621,906
December 31, 2003                                            --             15.43             32.79        1,826,123
December 31, 2002                                            --             11.62            (30.29)       1,664,685
December 31, 2001                                         (4.42)            16.67            (29.99)       3,058,087
December 31, 2000                                         (3.49)            29.89            (26.09)       4,992,696
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2005+                                            $(.18)           $16.29               .23(k)*     $431,803
December 31, 2004                                          (.15)            16.43             15.77          443,680
December 31, 2003                                          (.18)            14.34             32.86          416,273
December 31, 2002                                          (.51)            10.98            (15.44)         366,623
December 31, 2001                                          (.51)            13.47              3.53          455,975
December 31, 2000                                          (.82)            13.52             22.59          302,930
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2005+                                              $--             $6.03              (.33)*        $53,341
December 31, 2004                                            --              6.05              8.81           62,566
December 31, 2003                                            --              5.56             35.94           73,227
December 31, 2002                                            --              4.09            (32.06)          61,535
December 31, 2001                                            --              6.02            (45.57)         107,050
December 31, 2000                                          (.23)            11.06            (51.03)         217,797
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Ratio of Net
                                                       Ratio of        Investment
                                                       Expenses     Income (Loss)
                                                 to Average Net        to Average         Portfolio
Period ended                                    Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2005+                                              .51(i)*          1.45(i)(k)*      38.34*
December 31, 2004                                          1.01(i)           1.18(i)          59.34
December 31, 2003                                          1.02              1.70             71.71
December 31, 2002                                          1.00              1.34             99.21
December 31, 2001                                           .98              1.26            154.29
December 31, 2000                                           .97              1.15             82.02
---------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2005+                                              .63(i)*          1.08(i)(k)*      41.23*
December 31, 2004                                          1.25(i)            .96(i)         139.72
December 31, 2003                                          1.26              1.00            135.90
December 31, 2002                                          1.27               .82            136.66
December 31, 2001                                          1.24               .35            198.97
December 31, 2000                                          1.21              (.57)           189.71
---------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2005+                                              .38(i)*           .35(i)(k)*      52.90*
December 31, 2004                                           .76(i)           1.21(i)(j)       84.91
December 31, 2003                                           .75               .71             73.32
December 31, 2002                                           .72               .56            122.88
December 31, 2001                                           .66               .23             98.05
December 31, 2000                                           .65               .08             76.32
---------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2005+                                              .48(i)*           .23(i)(k)*      59.19*
December 31, 2004                                           .97(i)            .65(i)         145.30
December 31, 2003****                                       .74(i)*           .60(i)*        117.37*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2005+                                              .26(i)*          1.10(i)*            --
December 31, 2004                                           .53(i)            .87(i)             --
December 31, 2003                                           .49               .77                --
December 31, 2002                                           .48              1.45                --
December 31, 2001                                           .45              3.75                --
December 31, 2000                                           .50              5.87                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2005+                                              .34(i)*           .07(i)(k)*      25.69*
December 31, 2004                                           .69(i)            .33(i)(j)      115.82
December 31, 2003                                           .67              (.11)            44.22
December 31, 2002                                           .63              (.19)            68.82
December 31, 2001                                           .59              (.21)            72.16
December 31, 2000                                           .57              (.31)            53.64
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2005+                                              .38(i)*           .62(i)(k)*      26.41*
December 31, 2004                                           .79(i)           1.19(i)          51.50
December 31, 2003                                           .79              1.24             59.50
December 31, 2002                                           .78              1.37             60.33
December 31, 2001                                           .79              1.32             74.80
December 31, 2000                                           .79              1.75             83.62
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2005+                                              .47(i)*          (.12)(i)(k)*     71.28*
December 31, 2004                                           .95(i)           (.57)(i)        123.52
December 31, 2003                                           .89              (.62)            71.72
December 31, 2002                                           .90              (.72)            68.02
December 31, 2001                                           .85              (.63)           116.66
December 31, 2000                                           .81              (.42)            88.63
---------------------------------------------------------------------------------------------------------------------

See page 298 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
---------------------------------------------------------------------------------------------------------------------
                                                                        Investment Operations:
                                                                                                Net
                                                            Net                        Realized and
                                                          Asset                          Unrealized
                                                         Value,               Net       Gain (Loss)       Total from
                                                      Beginning        Investment                on       Investment
Period ended                                          of Period  Income (Loss)(a)       Investments       Operations
---------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2005+                                           $11.44              $.04(i)(k)        $.04             $.08
December 31, 2004                                         10.63               .11(i)(j)         .72              .83
December 31, 2003                                          8.51               .07              2.10             2.17
December 31, 2002                                         10.99               .06             (2.47)           (2.41)
December 31, 2001                                         14.32               .08             (2.73)           (2.65)
December 31, 2000                                         14.69               .07              (.34)            (.27)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2005+                                           $22.95              $.14(i)(k)        $.03             $.17
December 31, 2004                                         18.23               .09(i)           4.73             4.82
December 31, 2003                                         12.23               .11              5.97             6.08
December 31, 2002                                         15.09               .08             (2.76)           (2.68)
December 31, 2001                                         12.81               .08              2.27             2.35
December 31, 2000                                         10.31               .07              2.47             2.54
---------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2005+                                           $13.59              $.20(i)(k)        $.67             $.87
December 31, 2004                                         11.43               .30(i)           2.15             2.45
December 31, 2003                                          9.57               .28              1.99             2.27
December 31, 2002                                         12.97               .35             (3.35)           (3.00)
December 31, 2001                                         18.13               .36             (4.17)           (3.81)
December 31, 2000                                         16.97               .49              2.25             2.74
---------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2005+                                           $12.58             $(.01)(i)(k)        $--(e)         $(.01)
December 31, 2004                                         10.58              (.03)(i)          2.03             2.00
December 31, 2003                                          7.93              (.02)             2.67             2.65
December 31, 2002                                         11.40              (.03)            (3.44)           (3.47)
December 31, 2001                                         19.65              (.02)            (6.47)           (6.49)
December 31, 2000                                         20.68              (.05)             (.73)            (.78)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2005+                                           $27.37              $.07(i)(k)       $(.44)           $(.37)
December 31, 2004                                         26.10               .21(i)(j)        1.18             1.39
December 31, 2003                                         21.00               .10              5.15             5.25
December 31, 2002                                         28.72               .12             (7.63)           (7.51)
December 31, 2001                                         48.82               .20            (10.65)          (10.45)
December 31, 2000                                         66.25               .04             (8.96)           (8.92)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                    Less Distributions:
                                                                             From
                                                           From               Net
                                                            Net          Realized              From
                                                     Investment           Gain on            Return
Period ended                                             Income       Investments        of Capital
---------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2005+                                            $(.12)              $--               $--
December 31, 2004                                          (.02)               --                --
December 31, 2003                                          (.05)               --                --
December 31, 2002                                          (.07)               --                --
December 31, 2001                                          (.05)             (.63)               --
December 31, 2000                                            --              (.10)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2005+                                            $(.09)           $(1.30)              $--
December 31, 2004                                          (.10)               --                --
December 31, 2003                                          (.08)               --                --
December 31, 2002                                          (.04)             (.14)               --
December 31, 2001                                            --(e)           (.07)               --
December 31, 2000                                          (.04)               --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2005+                                            $(.30)              $--               $--
December 31, 2004                                          (.29)               --                --
December 31, 2003                                          (.41)               --                --
December 31, 2002                                          (.40)               --                --
December 31, 2001                                          (.50)             (.85)               --
December 31, 2000                                          (.57)            (1.01)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2005+                                              $--               $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --             (1.76)               --(e)
December 31, 2000                                            --              (.25)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2005+                                            $(.25)              $--               $--
December 31, 2004                                          (.12)               --                --
December 31, 2003                                          (.15)               --                --
December 31, 2002                                          (.21)               --                --
December 31, 2001                                          (.05)            (9.60)               --
December 31, 2000                                          (.02)            (8.49)               --
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                              Total
                                                                                         Investment
                                                                                          Return at      Net Assets,
                                                          Total  Net Asset Value,         Net Asset    End of Period
Period ended                                      Distributions     End of Period    Value(%)(b)(c)   (in thousands)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2005+                                            $(.12)           $11.40               .75(k)*      $96,064
December 31, 2004                                          (.02)            11.44              7.79          110,116
December 31, 2003                                          (.05)            10.63             25.69          128,360
December 31, 2002                                          (.07)             8.51            (22.06)         127,084
December 31, 2001                                          (.68)            10.99            (18.62)         197,443
December 31, 2000                                          (.10)            14.32             (1.84)         222,579
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2005+                                           $(1.39)           $21.73               .89*        $308,873
December 31, 2004                                          (.10)            22.95             26.54          348,938
December 31, 2003                                          (.08)            18.23             50.06          290,933
December 31, 2002                                          (.18)            12.23            (18.06)         215,964
December 31, 2001                                          (.07)            15.09             18.42          231,329
December 31, 2000                                          (.04)            12.81             24.62           59,483
---------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2005+                                            $(.30)           $14.16              6.54(k)*     $348,190
December 31, 2004                                          (.29)            13.59             21.87          355,947
December 31, 2003                                          (.41)            11.43             25.00          352,531
December 31, 2002                                          (.40)             9.57            (23.83)         355,128
December 31, 2001                                         (1.35)            12.97            (22.11)         631,897
December 31, 2000                                         (1.58)            18.13             17.61          958,078
---------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2005+                                              $--           $12.57               (.08)*       $231,802
December 31, 2004                                            --            12.58              18.90          260,964
December 31, 2003                                            --            10.58              33.42          263,268
December 31, 2002                                            --             7.93             (30.44)         234,249
December 31, 2001                                         (1.76)            11.40            (33.34)         443,879
December 31, 2000                                          (.25)            19.65             (3.98)         767,550
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2005+                                            $(.25)           $26.75             (1.33)(k)*  $2,012,141
December 31, 2004                                          (.12)            27.37              5.34        2,357,097
December 31, 2003                                          (.15)            26.10             25.16        2,799,625
December 31, 2002                                          (.21)            21.00            (26.34)       2,740,121
December 31, 2001                                         (9.65)            28.72            (22.24)       4,784,868
December 31, 2000                                         (8.51)            48.82            (16.41)       7,326,157
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Ratio of Net
                                                       Ratio of        Investment
                                                       Expenses     Income (Loss)
                                                 to Average Net        to Average         Portfolio
Period ended                                    Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2005+                                              .40(i)*           .37(i)(k)*      52.79*
December 31, 2004                                           .80(i)           1.05(i)(j)      106.08
December 31, 2003                                           .79               .82            116.88
December 31, 2002                                           .78               .64            154.60
December 31, 2001                                           .74               .67            146.42
December 31, 2000                                           .78               .47            161.52
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2005+                                              .42(i)*           .25(i)(k)*      19.64*
December 31, 2004                                           .87(i)            .48(i)          39.27
December 31, 2003                                           .91               .77             36.14
December 31, 2002                                           .92               .57             51.54
December 31, 2001                                           .94               .56             36.65
December 31, 2000                                          1.10               .59             34.05
---------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2005+                                              .42(i)*          1.48(i)(k)*      21.37*
December 31, 2004                                           .85(i)           2.50(i)          31.79
December 31, 2003                                           .83              2.84             38.45
December 31, 2002                                           .79              3.23             42.68
December 31, 2001                                           .73              2.45             93.13
December 31, 2000                                           .72              2.94             28.88
---------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2005+                                              .38(i)*          (.06)(i)(k)*     33.10*
December 31, 2004                                           .79(i)           (.31)(i)         93.49
December 31, 2003                                           .76              (.21)            90.84
December 31, 2002                                           .74              (.28)            78.14
December 31, 2001                                           .67              (.18)           112.81
December 31, 2000                                           .67              (.22)           104.60
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2005+                                              .31(i)*           .26(i)(k)*      70.40*
December 31, 2004                                           .64(i)            .81(i)(j)       48.94
December 31, 2003                                           .62               .45             47.37
December 31, 2002                                           .60               .51             90.52
December 31, 2001                                           .57               .61            105.03
December 31, 2000                                           .56               .07             92.54
---------------------------------------------------------------------------------------------------------------------

See page 298 for Notes to Financial Highlights.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
---------------------------------------------------------------------------------------------------------------------
                                                                        Investment Operations:
                                                                                                Net
                                                            Net                        Realized and
                                                          Asset                          Unrealized
                                                         Value,               Net       Gain (Loss)       Total from
                                                      Beginning        Investment                on       Investment
Period ended                                          of Period  Income (Loss)(a)       Investments       Operations
---------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2005+                                           $11.71              $.17(i)           $.06             $.23
December 31, 2004                                         12.02               .28(i)            .04              .32
December 31, 2003                                         12.30               .25              (.07)             .18
December 31, 2002                                         11.59               .37               .62              .99
December 31, 2001                                         10.87               .47               .25              .72
December 31, 2000**                                       10.00               .54(i)            .66             1.20
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2005+                                            $8.66              $.01(i)(k)        $.10             $.11
December 31, 2004                                          7.55               .04(i)(j)        1.07             1.11
December 31, 2003                                          6.05              (.01)             1.51             1.50
December 31, 2002                                          7.80                --(e)          (1.74)           (1.74)
December 31, 2001                                          9.06              (.01)            (1.25)           (1.26)
December 31, 2000***                                      10.00              (.05)             (.89)            (.94)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2005+                                           $14.40              $.02(i)(k)        $.03             $.05
December 31, 2004                                         12.72               .05(i)           2.24             2.29
December 31, 2003****                                     10.00              (.03)(i)          3.03             3.00
---------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2005+                                            $4.97             $(.01)(i)(k)      $(.02)           $(.03)
December 31, 2004                                          4.62              (.02)(i)(j)        .37              .35
December 31, 2003                                          3.50              (.03)             1.15             1.12
December 31, 2002                                          4.97              (.05)            (1.42)           (1.47)
December 31, 2001                                          7.18              (.07)            (2.14)           (2.21)
December 31, 2000***                                      10.00              (.07)            (2.75)           (2.82)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2005+                                            $9.17              $.21(i)          $(.02)            $.19
December 31, 2004                                          9.24               .48(i)            .32              .80
December 31, 2003                                          8.49               .60               .96             1.56
December 31, 2002                                          8.75               .68              (.18)             .50
December 31, 2001                                          9.11               .76              (.45)             .31
December 31, 2000                                          9.90               .78              (.78)              --(e)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2005+                                           $13.49              $.09(i)(k)       $(.02)            $.07
December 31, 2004                                         12.08               .19(i)           1.24             1.43
December 31, 2003****                                     10.00               .09(i)           2.05             2.14
---------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2005+                                           $11.55              $.12(i)(k)        $.02             $.14
December 31, 2004                                         10.88               .21(i)            .67              .88
December 31, 2003                                          9.54               .20              1.38             1.58
December 31, 2002                                         10.69               .26             (1.17)            (.91)
December 31, 2001                                         10.94               .29              (.25)             .04
December 31, 2000                                          9.98               .18               .78              .96
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2005+                                           $14.25              $.13(i)(k)        $.16             $.29
December 31, 2004                                         13.45               .20(i)           1.00             1.20
December 31, 2003                                         11.51               .20              2.21             2.41
December 31, 2002                                         13.37               .23             (1.86)           (1.63)
December 31, 2001                                         16.67               .32             (1.77)           (1.45)
December 31, 2000                                         19.60               .45             (1.29)            (.84)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                    Less Distributions:
                                                                             From
                                                           From               Net              From
                                                            Net          Realized            Return
                                                     Investment           Gain on                of
Period ended                                             Income       Investments           Capital
---------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2005+                                            $(.38)            $(.03)              $--
December 31, 2004                                          (.45)             (.18)               --
December 31, 2003                                          (.23)             (.23)               --
December 31, 2002                                          (.28)               --                --
December 31, 2001                                            --                --(e)             --
December 31, 2000**                                        (.22)             (.11)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2005+                                            $(.04)              $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                          (.01)               --                --(e)
December 31, 2001                                            --                --                --
December 31, 2000***                                         --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2005+                                              $--             $(.06)              $--
December 31, 2004                                          (.03)             (.58)               --
December 31, 2003****                                        --              (.28)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2005+                                              $--               $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --                --                --
December 31, 2000***                                         --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2005+                                            $(.67)              $--               $--
December 31, 2004                                          (.87)               --                --
December 31, 2003                                          (.81)               --                --
December 31, 2002                                          (.76)               --                --
December 31, 2001                                          (.67)               --                --
December 31, 2000                                          (.79)               --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2005+                                            $(.13)            $(.18)              $--
December 31, 2004                                            --              (.02)               --
December 31, 2003****                                      (.04)             (.02)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2005+                                            $(.23)              $--               $--
December 31, 2004                                          (.21)               --                --
December 31, 2003                                          (.24)               --                --
December 31, 2002                                          (.24)               --                --
December 31, 2001                                          (.29)               --                --
December 31, 2000                                            --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2005+                                            $(.17)              $--               $--
December 31, 2004                                          (.40)               --                --
December 31, 2003                                          (.47)               --                --
December 31, 2002                                          (.23)               --                --
December 31, 2001                                          (.16)            (1.69)               --
December 31, 2000                                          (.33)            (1.76)               --
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                              Total
                                                                                         Investment
                                                                                          Return at      Net Assets,
                                                          Total  Net Asset Value,         Net Asset    End of Period
Period ended                                      Distributions     End of Period    Value(%)(b)(c)   (in thousands)
---------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2005+                                            $(.41)           $11.53              1.97*         $81,878
December 31, 2004                                          (.63)            11.71              2.66           87,312
December 31, 2003                                          (.46)            12.02              1.56          107,751
December 31, 2002                                          (.28)            12.30              8.77          164,573
December 31, 2001                                            --(e)          11.59              6.64           73,366
December 31, 2000**                                        (.33)            10.87             11.98*           7,690
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2005+                                            $(.04)            $8.73              1.27*         $22,676
December 31, 2004                                            --              8.66             14.70           23,302
December 31, 2003                                            --              7.55             24.79           20,315
December 31, 2002                                          (.01)             6.05            (22.35)          14,021
December 31, 2001                                            --              7.80            (13.91)           9,784
December 31, 2000***                                         --              9.06             (9.40)*            989
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2005+                                            $(.06)           $14.39               .39*         $11,469
December 31, 2004                                          (.61)            14.40             18.21            9,013
December 31, 2003****                                      (.28)            12.72             30.05*           4,737
---------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2005+                                              $--             $4.94              (.60)*        $31,122
December 31, 2004                                            --              4.97              7.58           34,186
December 31, 2003                                            --              4.62             32.00           35,091
December 31, 2002                                            --              3.50            (29.58)          24,082
December 31, 2001                                            --              4.97            (30.78)          13,245
December 31, 2000***                                         --              7.18            (28.20)*          1,921
---------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2005+                                            $(.67)            $8.69              2.23*        $150,965
December 31, 2004                                          (.87)             9.17              9.20          149,586
December 31, 2003                                          (.81)             9.24             19.91          141,644
December 31, 2002                                          (.76)             8.49              6.03          102,982
December 31, 2001                                          (.67)             8.75              3.51           92,828
December 31, 2000                                          (.79)             9.11             (0.07)          68,832
---------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2005+                                            $(.31)           $13.25               .57*         $72,101
December 31, 2004                                          (.02)            13.49             11.82           55,764
December 31, 2003****                                      (.06)            12.08             21.39*          22,804
---------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2005+                                            $(.23)           $11.46              1.26*        $296,668
December 31, 2004                                          (.21)            11.55              8.21          294,298
December 31, 2003                                          (.24)            10.88             17.04          254,106
December 31, 2002                                          (.24)             9.54             (8.75)         178,710
December 31, 2001                                          (.29)            10.69              0.46          156,821
December 31, 2000                                            --             10.94              9.62           94,236
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2005+                                            $(.17)           $14.37              2.07*         $55,355
December 31, 2004                                          (.40)            14.25              9.11           47,886
December 31, 2003                                          (.47)            13.45             21.90           32,588
December 31, 2002                                          (.23)            11.51            (12.46)          21,758
December 31, 2001                                         (1.85)            13.37             (8.58)          24,735
December 31, 2000                                         (2.09)            16.67             (4.87)          18,984
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Ratio of Net
                                                       Ratio of        Investment
                                                       Expenses     Income (Loss)
                                                 to Average Net        to Average         Portfolio
Period ended                                    Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2005+                                              .44(i)*          1.48(i)*        219.27(l)*
December 31, 2004                                           .91(i)           2.39(i)         309.71
December 31, 2003                                           .99              2.09            553.08
December 31, 2002                                           .99              3.13            517.44(f)
December 31, 2001                                           .99              4.12            262.05(f)
December 31, 2000**                                         .95(i)*          5.21(i)*        336.72*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2005+                                              .57(i)*           .09(i)(k)*      76.97*
December 31, 2004                                          1.15(i)            .51(i)(j)      139.79
December 31, 2003                                          1.31              (.20)           143.90
December 31, 2002                                          1.38               .05            166.36
December 31, 2001                                          1.57              (.13)           101.98
December 31, 2000***                                       1.22*             (.66)*           89.87*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund
June 30, 2005+                                              .59(i)*           .15(i)(k)*      85.35*
December 31, 2004                                          1.21(i)            .35(i)         163.42
December 31, 2003****                                       .88(i)*          (.18)(i)*       163.05*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund
June 30, 2005+                                              .57(i)*           .15(i)(k)*      78.69*
December 31, 2004                                          1.19(i)           (.48)(i)(j)     106.52
December 31, 2003                                          1.33              (.83)            81.55
December 31, 2002                                          1.81             (1.36)            92.27(g)
December 31, 2001                                          1.84             (1.34)           109.55
December 31, 2000***                                        .89*             (.67)*           28.20*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2005+                                              .52(i)*          2.32(i)*         63.42(l)*
December 31, 2004                                          1.05(i)           5.41(i)          79.07
December 31, 2003                                          1.07              6.86            104.06
December 31, 2002                                          1.07              8.20            176.17(f)
December 31, 2001                                          1.01              8.58            139.13(f)
December 31, 2000                                           .93              8.45            169.27
---------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund
June 30, 2005+                                              .53(i)*           .69(i)(k)*      31.09*
December 31, 2004                                          1.08(i)           1.51(i)          89.30
December 31, 2003****                                       .88(i)*           .76(i)*        113.49*
---------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2005+                                              .48(i)*          1.02(i)(k)*      85.04(l)*
December 31, 2004                                           .97(i)           1.90(i)         148.39
December 31, 2003                                           .98              2.00            144.47
December 31, 2002                                          1.00              2.58            128.14(f)
December 31, 2001                                           .98              2.69            334.64(f)
December 31, 2000                                           .91              3.27            154.53
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2005+                                              .57(i)*           .94(i)(k)*      94.29(l)*
December 31, 2004                                          1.18(i)           1.51(i)         156.86
December 31, 2003                                          1.20              1.63            155.21
December 31, 2002                                          1.16              1.87            105.04
December 31, 2001                                          1.06              2.29            187.96(f)
December 31, 2000                                           .94              2.60            159.03
---------------------------------------------------------------------------------------------------------------------

See page 298 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
---------------------------------------------------------------------------------------------------------------------
                                                                        Investment Operations:
                                                                                                Net
                                                            Net                        Realized and
                                                          Asset                          Unrealized
                                                         Value,               Net       Gain (Loss)       Total from
                                                      Beginning        Investment                on       Investment
Period ended                                          of Period  Income (Loss)(a)       Investments       Operations
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2005+                                           $10.24              $.07(i)(k)       $(.04)            $.03
December 31, 2004                                          9.19               .08(i)           1.16             1.24
December 31, 2003                                          7.19               .07              2.01             2.08
December 31, 2002                                          9.27               .05             (2.12)           (2.07)
December 31, 2001                                         18.02                --(e)          (5.14)           (5.14)
December 31, 2000                                         30.41              (.10)            (7.34)           (7.44)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2005+                                           $25.44              $.17(i)(k)       $(.13)            $.04
December 31, 2004                                         23.26               .34(i)           2.21             2.55
December 31, 2003                                         18.64               .32              4.67             4.99
December 31, 2002                                         23.44               .31             (4.67)           (4.36)
December 31, 2001                                         25.76               .29             (1.93)           (1.64)
December 31, 2000                                         26.75               .36              1.48             1.84
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2005+                                            $4.67              $.--(e)(i)(k)    $(.11)           $(.11)
December 31, 2004                                          4.59               .02(i)(j)         .06              .08
December 31, 2003                                          3.73                --(e)            .86              .86
December 31, 2002                                          5.29              (.01)            (1.55)           (1.56)
December 31, 2001                                          7.79              (.02)            (2.48)           (2.50)
December 31, 2000**                                       10.00              (.04)            (2.17)           (2.21)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2005+                                           $11.73              $.02(i)(k)        $.47             $.49
December 31, 2004                                         10.97               .01(i)            .77              .78
December 31, 2003                                          9.32               .02              1.69             1.71
December 31, 2002                                         11.70               .01             (2.39)           (2.38)
December 31, 2001                                         14.58              (.02)            (2.86)           (2.88)
December 31, 2000                                         10.50              (.01)             4.09             4.08
---------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2005+                                            $8.05              $.27(i)          $(.21)            $.06
December 31, 2004                                          7.94               .55(i)            .23              .78
December 31, 2003                                          7.05               .62              1.09             1.71
December 31, 2002                                          8.06               .74              (.78)            (.04)
December 31, 2001                                          8.97               .88              (.54)             .34
December 31, 2000                                         11.08              1.13             (1.97)            (.84)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2005+                                           $12.88              $.21(i)           $.09             $.30
December 31, 2004                                         12.84               .34(i)            .22              .56
December 31, 2003                                         12.89               .42               .13              .55
December 31, 2002                                         12.60               .60               .35              .95
December 31, 2001                                         12.58               .65               .23              .88
December 31, 2000                                         12.51               .81               .11              .92
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2005+                                           $14.71              $.15(i)(k)       $(.35)           $(.20)
December 31, 2004                                         12.85               .12(i)           1.94             2.06
December 31, 2003                                         10.09               .13              2.73             2.86
December 31, 2002                                         12.36               .10             (2.28)           (2.18)
December 31, 2001                                         17.67               .09             (3.61)           (3.52)
December 31, 2000                                         21.63               .21             (1.97)           (1.76)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Less Distributions:
                                                                             From
                                                           From               Net              From
                                                            Net          Realized            Return
                                                     Investment           Gain on                of
Period ended                                             Income       Investments           Capital
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2005+                                            $(.08)              $--               $--
December 31, 2004                                          (.19)               --                --
December 31, 2003                                          (.08)               --                --
December 31, 2002                                          (.01)               --                --
December 31, 2001                                            --             (3.61)               --
December 31, 2000                                          (.18)            (4.77)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2005+                                            $(.39)              $--               $--
December 31, 2004                                          (.37)               --                --
December 31, 2003                                          (.37)               --                --
December 31, 2002                                          (.32)             (.12)               --
December 31, 2001                                          (.39)             (.29)               --
December 31, 2000                                          (.49)            (2.34)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2005+                                            $(.03)              $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --                --                --
December 31, 2000**                                          --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2005+                                            $(.01)              $--               $--
December 31, 2004                                          (.02)               --                --
December 31, 2003                                          (.06)               --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --                --                --
December 31, 2000                                            --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2005+                                            $(.65)              $--               $--
December 31, 2004                                          (.67)               --                --
December 31, 2003                                          (.82)               --                --
December 31, 2002                                          (.97)               --                --
December 31, 2001                                         (1.25)               --                --
December 31, 2000                                         (1.27)               --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2005+                                            $(.41)            $(.14)              $--
December 31, 2004                                          (.52)               --                --
December 31, 2003                                          (.60)               --                --
December 31, 2002                                          (.66)               --                --
December 31, 2001                                          (.86)               --                --
December 31, 2000                                          (.85)               --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2005+                                            $(.22)              $--               $--
December 31, 2004                                          (.20)               --                --
December 31, 2003                                          (.10)               --                --
December 31, 2002                                          (.09)               --                --
December 31, 2001                                          (.04)            (1.75)               --
December 31, 2000                                          (.41)            (1.79)               --
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                              Total
                                                                                         Investment
                                                                                          Return at      Net Assets,
                                                          Total  Net Asset Value,         Net Asset    End of Period
Period ended                                      Distributions     End of Period    Value(%)(b)(c)   (in thousands)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2005+                                            $(.08)           $10.19               .32(k)*      $70,862
December 31, 2004                                          (.19)            10.24             13.68           75,503
December 31, 2003                                          (.08)             9.19             29.23           74,972
December 31, 2002                                          (.01)             7.19            (22.39)          65,834
December 31, 2001                                         (3.61)             9.27            (29.76)          92,817
December 31, 2000                                         (4.95)            18.02            (29.75)         103,129
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2005+                                            $(.39)           $25.09               .19(k)*     $831,209
December 31, 2004                                          (.37)            25.44             11.11          871,478
December 31, 2003                                          (.37)            23.26             27.38          828,558
December 31, 2002                                          (.44)            18.64            (18.99)         612,170
December 31, 2001                                          (.68)            23.44             (6.39)         709,842
December 31, 2000                                         (2.83)            25.76              7.92          513,216
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2005+                                            $(.03)            $4.53             (2.36)*        $32,846
December 31, 2004                                            --              4.67              1.74           36,059
December 31, 2003                                            --              4.59             23.06           37,906
December 31, 2002                                            --              3.73            (29.49)          31,065
December 31, 2001                                            --              5.29            (32.09)          44,521
December 31, 2000**                                          --              7.79            (22.10)*         41,072
---------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2005+                                            $(.01)           $12.21              4.16*        $170,757
December 31, 2004                                          (.02)            11.73              7.12          162,097
December 31, 2003                                          (.06)            10.97             18.39          161,036
December 31, 2002                                            --              9.32            (20.34)         119,828
December 31, 2001                                            --             11.70            (19.75)         128,067
December 31, 2000                                            --             14.58             38.86          107,991
---------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2005+                                            $(.65)            $7.46               .93*        $170,309
December 31, 2004                                          (.67)             8.05             10.54          175,106
December 31, 2003                                          (.82)             7.94             26.54          159,069
December 31, 2002                                          (.97)             7.05             (0.85)          79,036
December 31, 2001                                         (1.25)             8.06              3.78           64,972
December 31, 2000                                         (1.27)             8.97             (8.51)          38,039
---------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2005+                                            $(.55)           $12.63              2.52*        $285,242
December 31, 2004                                          (.52)            12.88              4.43          278,617
December 31, 2003                                          (.60)            12.84              4.43          262,067
December 31, 2002                                          (.66)            12.89              7.89          215,874
December 31, 2001                                          (.86)            12.60              7.30          144,380
December 31, 2000                                          (.85)            12.58              7.79           55,669
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2005+                                            $(.22)           $14.29             (1.40)*       $510,375
December 31, 2004                                          (.20)            14.71             16.19          558,206
December 31, 2003                                          (.10)            12.85             28.65          510,055
December 31, 2002                                          (.09)            10.09            (17.75)         308,970
December 31, 2001                                         (1.79)            12.36            (20.61)         252,647
December 31, 2000                                         (2.20)            17.67             (9.61)         197,754
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Ratio of Net
                                                       Ratio of        Investment
                                                       Expenses     Income (Loss)
                                                 to Average Net        to Average         Portfolio
Period ended                                    Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund
June 30, 2005+                                              .59(i)*           .66(i)(k)*      39.94*
December 31, 2004                                          1.19(i)            .86(i)          77.03
December 31, 2003                                          1.17               .95             88.32
December 31, 2002                                          1.14               .69            173.27
December 31, 2001                                          1.04              (.02)           186.11
December 31, 2000                                           .91              (.43)           170.41
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2005+                                              .39(i)*           .69(i)(k)*      25.35*
December 31, 2004                                           .79(i)           1.45(i)          29.21
December 31, 2003                                           .78              1.60             32.55
December 31, 2002                                           .77              1.47             36.01
December 31, 2001                                           .73              1.22             32.75
December 31, 2000                                           .65              1.47             55.04
---------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2005+                                              .56(i)*           .08(i)(k)*     101.95*
December 31, 2004                                          1.15(i)            .55(i)(j)       57.02
December 31, 2003                                          1.21              (.08)            59.00
December 31, 2002                                          1.21              (.21)            63.30
December 31, 2001                                          1.07              (.39)            83.13
December 31, 2000**                                         .94*             (.39)*           57.60*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2005+                                              .53(i)*           .19(i)(k)*      20.19*
December 31, 2004                                          1.10(i)            .13(i)          47.82
December 31, 2003                                          1.09               .11             63.66
December 31, 2002                                          1.08               .13             74.33
December 31, 2001                                          1.01              (.13)            53.20
December 31, 2000                                           .94              (.10)            49.10
---------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2005+                                              .51(i)*          3.47(i)*         14.97*
December 31, 2004                                          1.03(i)           7.18(i)          50.44
December 31, 2003                                          1.03              8.44             75.01
December 31, 2002                                          1.03             10.38             68.41
December 31, 2001                                           .98             10.71             81.97
December 31, 2000                                           .89             11.61             69.05
---------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2005+                                              .44(i)*          1.69(i)*        204.65(l)*
December 31, 2004                                           .91(i)           2.71(i)         401.71
December 31, 2003                                           .93              3.29            287.19
December 31, 2002                                           .93              4.79            399.61(f)
December 31, 2001                                           .90              5.26            250.79(f)
December 31, 2000                                           .82              6.74            238.00
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund
June 30, 2005+                                              .60(i)*          1.01(i)(k)*      40.72*
December 31, 2004                                          1.19(i)            .95(i)          62.84
December 31, 2003                                          1.19              1.15             71.14
December 31, 2002                                          1.24               .91             53.20(g)
December 31, 2001                                          1.16               .66             69.81
December 31, 2000                                          1.09              1.13             78.84
---------------------------------------------------------------------------------------------------------------------

See page 298 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
---------------------------------------------------------------------------------------------------------------------
                                                                        Investment Operations:
                                                                                                Net
                                                            Net                        Realized and
                                                          Asset                          Unrealized
                                                         Value,               Net       Gain (Loss)       Total from
                                                      Beginning        Investment                on       Investment
Period ended                                          of Period  Income (Loss)(a)       Investments       Operations
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2005+                                           $13.51              $.18(i)(k)       $(.40)           $(.22)
December 31, 2004                                         11.31               .11(i)           2.24             2.35
December 31, 2003                                          8.35               .13              2.97             3.10
December 31, 2002                                          9.73               .09             (1.42)           (1.33)
December 31, 2001                                         13.25               .11             (2.79)           (2.68)
December 31, 2000                                         15.22               .13               .08              .21
---------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2005+                                           $12.47              $.12(i)(k)        $.26             $.38
December 31, 2004                                         11.11               .08(i)           1.39             1.47
December 31, 2003                                          8.37               .07              2.70             2.77
December 31, 2002                                          9.75               .05             (1.37)           (1.32)
December 31, 2001                                         13.67               .02             (3.94)           (3.92)
December 31, 2000                                         23.28              (.13)            (8.44)           (8.57)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2005+                                            $9.99              $.02(i)(k)        $.10             $.12
December 31, 2004                                          8.91               .09(i)(j)        1.03             1.12
December 31, 2003                                          7.04               .03              1.87             1.90
December 31, 2002                                          9.26               .03             (2.24)           (2.21)
December 31, 2001                                         12.31               .01             (3.06)           (3.05)
December 31, 2000                                         15.13              (.01)            (2.81)           (2.82)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2005+                                           $14.68              $.02(i)(k)        $.37             $.39
December 31, 2004                                         12.78               .05(i)           1.92             1.97
December 31, 2003****                                     10.00               .05(i)           2.83             2.88
---------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2005+                                            $1.00            $.0098(i)            $--           $.0098
December 31, 2004                                          1.00             .0066(i)             --(h)         .0066
December 31, 2003                                          1.00             .0051                --(h)         .0051
December 31, 2002                                          1.00             .0120                --(h)         .0120
December 31, 2001                                          1.00             .0370                --            .0370
December 31, 2000                                          1.00             .0566                --            .0566
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2005+                                           $16.80             $(.01)(i)(k)       $.04             $.03
December 31, 2004                                         15.23               .01(i)(j)        1.56             1.57
December 31, 2003                                         11.50              (.05)             3.78             3.73
December 31, 2002                                         16.55              (.06)            (4.99)           (5.05)
December 31, 2001                                         29.77              (.08)            (8.72)           (8.80)
December 31, 2000                                         43.44              (.18)           (10.00)          (10.18)
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2005+                                           $16.33              $.08(i)(k)       $(.06)            $.02
December 31, 2004                                         14.27               .14(i)           2.05             2.19
December 31, 2003                                         10.93               .12              3.37             3.49
December 31, 2002                                         13.42               .14             (2.14)           (2.00)
December 31, 2001                                         13.49               .14               .29              .43
December 31, 2000                                         11.85               .20              2.26             2.46
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2005+                                            $5.98             $(.01)(i)(k)      $(.02)           $(.03)
December 31, 2004                                          5.51              (.04)(i)           .51              .47
December 31, 2003                                          4.06              (.04)             1.49             1.45
December 31, 2002                                          5.99              (.05)            (1.88)           (1.93)
December 31, 2001                                         11.03              (.06)            (4.98)           (5.04)
December 31, 2000                                         22.76              (.10)           (11.40)          (11.50)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Less Distributions:
                                                                             From
                                                           From               Net              From
                                                            Net          Realized            Return
                                                     Investment           Gain on                of
Period ended                                             Income       Investments           Capital
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2005+                                            $(.12)              $--               $--
December 31, 2004                                          (.15)               --                --
December 31, 2003                                          (.14)               --                --
December 31, 2002                                          (.05)               --                --
December 31, 2001                                          (.12)             (.72)               --
December 31, 2000                                          (.68)            (1.50)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2005+                                            $(.09)              $--               $--
December 31, 2004                                          (.11)               --                --
December 31, 2003                                          (.03)               --                --
December 31, 2002                                          (.06)               --                --
December 31, 2001                                            --                --                --
December 31, 2000                                          (.01)            (1.03)               --(e)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2005+                                            $(.10)              $--               $--
December 31, 2004                                          (.04)               --                --
December 31, 2003                                          (.03)               --                --
December 31, 2002                                          (.01)               --                --
December 31, 2001                                            --                --                --
December 31, 2000                                            --                --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2005+                                            $(.03)            $(.27)              $--
December 31, 2004                                            --              (.07)               --
December 31, 2003****                                      (.03)             (.07)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2005+                                          $(.0098)              $--               $--
December 31, 2004                                        (.0066)               --                --
December 31, 2003                                        (.0051)               --                --
December 31, 2002                                        (.0120)               --                --
December 31, 2001                                        (.0370)               --                --
December 31, 2000                                        (.0566)               --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2005+                                            $(.02)              $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --             (4.42)               --(e)
December 31, 2000                                            --             (3.49)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2005+                                            $(.14)              $--               $--
December 31, 2004                                          (.13)               --                --
December 31, 2003                                          (.15)               --                --
December 31, 2002                                          (.11)             (.38)               --
December 31, 2001                                          (.13)             (.37)               --
December 31, 2000                                          (.18)             (.64)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2005+                                              $--               $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --                --                --
December 31, 2000                                            --              (.23)               --(e)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                              Total
                                                                                         Investment
                                                                                          Return at      Net Assets,
                                                          Total  Net Asset Value,         Net Asset    End of Period
Period ended                                      Distributions     End of Period    Value(%)(b)(c)   (in thousands)
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2005+                                            $(.12)           $13.17             (1.66)*        $91,193
December 31, 2004                                          (.15)            13.51             20.98           87,743
December 31, 2003                                          (.14)            11.31             37.85           63,651
December 31, 2002                                          (.05)             8.35            (13.77)          45,744
December 31, 2001                                          (.84)             9.73            (20.81)          41,771
December 31, 2000                                         (2.18)            13.25              1.33           36,934
---------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2005+                                            $(.09)           $12.76              3.02(k)*     $136,893
December 31, 2004                                          (.11)            12.47             13.35          141,110
December 31, 2003                                          (.03)            11.11             33.21          144,493
December 31, 2002                                          (.06)             8.37            (13.63)         122,332
December 31, 2001                                            --              9.75            (28.68)         159,227
December 31, 2000                                         (1.04)            13.67            (38.67)         184,660
---------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2005+                                            $(.10)           $10.01              1.22*        $218,516
December 31, 2004                                          (.04)             9.99             12.64          226,738
December 31, 2003                                          (.03)             8.91             27.14          220,061
December 31, 2002                                          (.01)             7.04            (23.87)         180,341
December 31, 2001                                            --              9.26            (24.78)         261,025
December 31, 2000                                            --             12.31            (18.64)         279,598
---------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2005+                                            $(.30)           $14.77              2.77*         $19,855
December 31, 2004                                          (.07)            14.68             15.44           14,507
December 31, 2003****                                      (.10)            12.78             28.83*           6,703
---------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2005+                                          $(.0098)            $1.00               .98*        $129,739
December 31, 2004                                        (.0066)             1.00               .66          108,012
December 31, 2003                                        (.0051)             1.00               .51          121,504
December 31, 2002                                        (.0120)             1.00              1.20          154,358
December 31, 2001                                        (.0370)             1.00              3.76          154,176
December 31, 2000                                        (.0566)             1.00              5.82          101,820
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2005+                                            $(.02)           $16.81               .17(k)*     $156,296
December 31, 2004                                            --             16.80             10.31          171,305
December 31, 2003                                            --             15.23             32.44          176,316
December 31, 2002                                            --             11.50            (30.51)         125,829
December 31, 2001                                         (4.42)            16.55            (30.14)         200,041
December 31, 2000                                         (3.49)            29.77            (26.20)         231,779
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2005+                                            $(.14)           $16.21               .15(k)*     $215,940
December 31, 2004                                          (.13)            16.33             15.43          197,944
December 31, 2003                                          (.15)            14.27             32.48          149,367
December 31, 2002                                          (.49)            10.93            (15.60)          99,692
December 31, 2001                                          (.50)            13.42              3.32           88,543
December 31, 2000                                          (.82)            13.49             22.37           30,806
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2005+                                              $--             $5.95              (.50)*        $37,408
December 31, 2004                                            --              5.98              8.53           41,044
December 31, 2003                                            --              5.51             35.71           43,220
December 31, 2002                                            --              4.06            (32.22)          32,536
December 31, 2001                                            --              5.99            (45.69)          55,209
December 31, 2000                                          (.23)            11.03            (51.09)          74,367
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Ratio of Net
                                                       Ratio of        Investment
                                                       Expenses     Income (Loss)
                                                 to Average Net        to Average         Portfolio
Period ended                                    Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2005+                                              .64(i)*          1.33(i)(k)*      38.34*
December 31, 2004                                          1.26(i)            .89(i)          59.34
December 31, 2003                                          1.27              1.39             71.71
December 31, 2002                                          1.25              1.03             99.21
December 31, 2001                                          1.20              1.02            154.29
December 31, 2000                                          1.12               .97             82.02
---------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2005+                                              .75(i)*           .95(i)(k)*      41.23*
December 31, 2004                                          1.50(i)            .70(i)         139.72
December 31, 2003                                          1.51               .74            135.90
December 31, 2002                                          1.52               .56            136.66
December 31, 2001                                          1.46               .14            198.97
December 31, 2000                                          1.36              (.74)           189.71
---------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2005+                                              .50(i)*           .23(i)(k)*      52.90*
December 31, 2004                                          1.01(i)            .98(i)(j)       84.91
December 31, 2003                                          1.00               .46             73.32
December 31, 2002                                           .97               .32            122.88
December 31, 2001                                           .88               .02             98.05
December 31, 2000                                           .80              (.06)            76.32
---------------------------------------------------------------------------------------------------------------------
Putnam VT Mid Cap Value Fund
June 30, 2005+                                              .60(i)*           .11(i)(k)*      59.19*
December 31, 2004                                          1.22(i)            .40(i)         145.30
December 31, 2003****                                       .91(i)*           .45(i)*        117.37*
---------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2005+                                              .38(i)*           .98(i)*            --
December 31, 2004                                           .78(i)            .66(i)             --
December 31, 2003                                           .74               .51                --
December 31, 2002                                           .73              1.19                --
December 31, 2001                                           .67              3.51                --
December 31, 2000                                           .65              5.81                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2005+                                              .46(i)*          (.05)(i)(k)*     25.69*
December 31, 2004                                           .94(i)            .09(i)(j)      115.82
December 31, 2003                                           .92              (.36)            44.22
December 31, 2002                                           .88              (.44)            68.82
December 31, 2001                                           .81              (.43)            72.16
December 31, 2000                                           .72              (.45)            53.64
---------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2005+                                              .51(i)*           .51(i)(k)*      26.41*
December 31, 2004                                          1.04(i)            .95(i)          51.50
December 31, 2003                                          1.04               .99             59.50
December 31, 2002                                          1.03              1.16             60.33
December 31, 2001                                          1.01              1.10             74.80
December 31, 2000                                           .94              1.65             83.62
---------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2005+                                              .59(i)*          (.25)(i)(k)*     71.28*
December 31, 2004                                          1.20(i)           (.81)(i)        123.52
December 31, 2003                                          1.14              (.87)            71.72
December 31, 2002                                          1.15              (.97)            68.02
December 31, 2001                                          1.07              (.86)           116.66
December 31, 2000                                           .96              (.59)            88.63
---------------------------------------------------------------------------------------------------------------------

See page 298 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
---------------------------------------------------------------------------------------------------------------------
                                                                        Investment Operations:
                                                                                               Net
                                                            Net                        Realized and
                                                          Asset                          Unrealized
                                                         Value,               Net       Gain (Loss)       Total from
                                                      Beginning        Investment                on       Investment
Period ended                                          of Period  Income (Loss)(a)       Investments       Operations
---------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2005+                                           $11.38              $.03(i)(k)        $.03             $.06
December 31, 2004                                         10.58               .09(i)(j)         .71              .80
December 31, 2003                                          8.47               .05              2.09             2.14
December 31, 2002                                         10.94               .04             (2.46)           (2.42)
December 31, 2001                                         14.28               .05             (2.72)           (2.67)
December 31, 2000                                         14.67               .05              (.34)            (.29)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2005+                                           $22.79              $.07(i)(k)        $.08             $.15
December 31, 2004                                         18.12               .05(i)           4.69             4.74
December 31, 2003                                         12.16               .08              5.93             6.01
December 31, 2002                                         15.03               .05             (2.75)           (2.70)
December 31, 2001                                         12.79               .04              2.27             2.31
December 31, 2000                                         10.30               .05              2.47             2.52
---------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2005+                                           $13.54              $.18(i)(k)        $.66             $.84
December 31, 2004                                         11.39               .27(i)           2.14             2.41
December 31, 2003                                          9.52               .26              1.99             2.25
December 31, 2002                                         12.92               .32             (3.35)           (3.03)
December 31, 2001                                         18.09               .33             (4.16)           (3.83)
December 31, 2000                                         16.95               .45              2.26             2.71
---------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2005+                                           $12.43             $(.02)(i)(k)      $(.01)           $(.03)
December 31, 2004                                         10.48              (.06)(i)          2.01             1.95
December 31, 2003                                          7.87              (.04)             2.65             2.61
December 31, 2002                                         11.34              (.05)            (3.42)           (3.47)
December 31, 2001                                         19.60              (.05)            (6.45)           (6.50)
December 31, 2000                                         20.65              (.08)             (.72)            (.80)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2005+                                           $27.20              $.04(i)(k)       $(.43)           $(.39)
December 31, 2004                                         25.96               .15(i)(j)        1.15             1.30
December 31, 2003                                         20.87               .04              5.14             5.18
December 31, 2002                                         28.56               .06             (7.60)           (7.54)
December 31, 2001                                         48.64               .13            (10.61)          (10.48)
December 31, 2000                                         66.11               .01             (8.99)           (8.98)
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Less Distributions:
                                                                             From
                                                           From               Net              From
                                                            Net          Realized            Return
                                                     Investment           Gain on                of
Period ended                                             Income       Investments           Capital
---------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2005+                                            $(.09)              $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                          (.03)               --                --
December 31, 2002                                          (.05)               --                --
December 31, 2001                                          (.04)             (.63)               --
December 31, 2000                                            --              (.10)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2005+                                            $(.04)           $(1.30)              $--
December 31, 2004                                          (.07)               --                --
December 31, 2003                                          (.05)               --                --
December 31, 2002                                          (.03)             (.14)               --
December 31, 2001                                            --(e)           (.07)               --
December 31, 2000                                          (.03)               --                --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2005+                                            $(.27)              $--               $--
December 31, 2004                                          (.26)               --                --
December 31, 2003                                          (.38)               --                --
December 31, 2002                                          (.37)               --                --
December 31, 2001                                          (.49)             (.85)               --
December 31, 2000                                          (.56)            (1.01)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2005+                                              $--               $--               $--
December 31, 2004                                            --                --                --
December 31, 2003                                            --                --                --
December 31, 2002                                            --                --                --
December 31, 2001                                            --             (1.76)               --(e)
December 31, 2000                                            --              (.25)               --
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2005+                                            $(.18)              $--               $--
December 31, 2004                                          (.06)               --                --
December 31, 2003                                          (.09)               --                --
December 31, 2002                                          (.15)               --                --
December 31, 2001                                            --             (9.60)               --
December 31, 2000                                            --(e)          (8.49)               --
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                                              Total
                                                                                         Investment
                                                                                          Return at      Net Assets,
                                                          Total  Net Asset Value,         Net Asset    End of Period
Period ended                                      Distributions     End of Period    Value(%)(b)(c)   (in thousands)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2005+                                            $(.09)           $11.35               .58(k)*     $118,783
December 31, 2004                                            --             11.38              7.56          126,286
December 31, 2003                                          (.03)            10.58             25.32          125,821
December 31, 2002                                          (.05)             8.47            (22.20)         101,445
December 31, 2001                                          (.67)            10.94            (18.83)         119,888
December 31, 2000                                          (.10)            14.28             (1.98)          88,834
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2005+                                           $(1.34)           $21.60               .82*        $487,230
December 31, 2004                                          (.07)            22.79             26.22          475,639
December 31, 2003                                          (.05)            18.12             49.65          332,094
December 31, 2002                                          (.17)            12.16            (18.27)         191,497
December 31, 2001                                          (.07)            15.03             18.13          130,991
December 31, 2000                                          (.03)            12.79             24.44           30,586
---------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2005+                                            $(.27)           $14.11              6.32(k)*      $60,564
December 31, 2004                                          (.26)            13.54             21.60           58,362
December 31, 2003                                          (.38)            11.39             24.82           48,653
December 31, 2002                                          (.37)             9.52            (24.09)          39,574
December 31, 2001                                         (1.34)            12.92            (22.28)          59,284
December 31, 2000                                         (1.57)            18.09             17.45           48,543
---------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2005+                                              $--            $12.40              (.24)*       $243,627
December 31, 2004                                            --             12.43             18.61          258,884
December 31, 2003                                            --             10.48             33.16          240,752
December 31, 2002                                            --              7.87            (30.60)         189,445
December 31, 2001                                         (1.76)            11.34            (33.50)         293,140
December 31, 2000                                          (.25)            19.60             (4.09)         297,024
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2005+                                            $(.18)           $26.63             (1.42)(k)*    $481,081
December 31, 2004                                          (.06)            27.20              5.03          518,951
December 31, 2003                                          (.09)            25.96             24.91          509,892
December 31, 2002                                          (.15)            20.87            (26.53)         362,402
December 31, 2001                                         (9.60)            28.56            (22.41)         481,526
December 31, 2000                                         (8.49)            48.64            (16.54)         485,116
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                                                                     Ratio of Net
                                                       Ratio of        Investment
                                                       Expenses     Income (Loss)
                                                 to Average Net        to Average         Portfolio
Period ended                                    Assets(%)(b)(d)     Net Assets(%)       Turnover(%)
---------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2005+                                              .52(i)*           .25(i)(k)*      52.79*
December 31, 2004                                          1.05(i)            .82(i)(j)      106.08
December 31, 2003                                          1.04               .56            116.88
December 31, 2002                                          1.03               .41            154.60
December 31, 2001                                           .96               .46            146.42
December 31, 2000                                           .93               .35            161.52
---------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2005+                                              .55(i)*           .13(i)(k)*      19.64*
December 31, 2004                                          1.12(i)            .23(i)          39.27
December 31, 2003                                          1.16               .53             36.14
December 31, 2002                                          1.17               .36             51.54
December 31, 2001                                          1.16               .33             36.65
December 31, 2000                                          1.25               .44             34.05
---------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
June 30, 2005+                                              .55(i)*          1.36(i)(k)*      21.37*
December 31, 2004                                          1.10(i)           2.24(i)          31.79
December 31, 2003                                          1.08              2.57             38.45
December 31, 2002                                          1.04              2.99             42.68
December 31, 2001                                           .95              2.23             93.13
December 31, 2000                                           .87              2.68             28.88
---------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2005+                                              .50(i)*          (.18)(i)(k)*     33.10*
December 31, 2004                                          1.04(i)           (.56)(i)         93.49
December 31, 2003                                          1.01              (.46)            90.84
December 31, 2002                                           .99              (.53)            78.14
December 31, 2001                                           .89              (.39)           112.81
December 31, 2000                                           .82              (.36)           104.60
---------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2005+                                              .44(i)*           .14(i)(k)*      70.40*
December 31, 2004                                           .89(i)            .60(i)(j)       48.94
December 31, 2003                                           .87               .19             47.37
December 31, 2002                                           .85               .26             90.52
December 31, 2001                                           .79               .39            105.03
December 31, 2000                                           .71               .02             92.54
---------------------------------------------------------------------------------------------------------------------

See page 298 for Notes to Financial Highlights.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST

Notes to Financial Highlights
June 30, 2005 (Unaudited)


+    Unaudited.

*    Not annualized.

** For the period February 1, 2000 (commencement of operations) to December 31, 2000.

*** For the period September 29, 2000 (commencement of operations) to December 31, 2000.

**** For the period May 1, 2003 (commencement of operations) to December 31,
     2003.

 (a) For all funds other than Putnam VT Money Market Fund, per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

 (b) The charges and expenses at the insurance company separate account level are not reflected.

 (c) Total return assumes dividend reinvestment.

 (d) Includes amounts paid through expense offset arrangements and for certain funds, brokerage service arrangements (Note 2).

 (e) Amount represents less than $0.01 per share.

 (f) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

 (g) Portfolio turnover excludes the impact of assets received from the acquired fund.

 (h) Amount represents less than $0.0001 per share.

 (i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Money Market Fund in effect during the period. As a result of such limitation and/or waivers, the expenses of the following funds' class IA and class IB shares reflect a reduction of the following amounts based on average net assets (Notes 2 and 5).



                                                   6/30/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00
                                                   -------   --------   --------   --------   --------   --------
     Putnam VT American Government Income Fund       0.08%      0.13%         --         --         --      0.19%
     Putnam VT Capital Appreciation Fund             0.04%      0.13%         --         --         --        --
     Putnam VT Capital Opportunities Fund            0.14%      0.44%      0.61%         --         --        --
     Putnam VT Discovery Growth Fund                 0.12%      0.14%         --         --         --        --
     Putnam VT Diversified Income Fund               0.02%      0.03%         --         --         --        --
     Putnam VT Equity Income Fund                    0.01%      0.03%      0.18%         --         --        --
     Putnam VT The George Putnam Fund of Boston      0.01%      0.01%         --         --         --        --
     Putnam VT Global Asset Allocation Fund          0.01%      0.01%         --         --         --        --
     Putnam VT Global Equity Fund                   <0.01%     <0.01%         --         --         --        --
     Putnam VT Growth and Income Fund               <0.01%     <0.01%         --         --         --        --
     Putnam VT Growth Opportunities Fund             0.06%      0.05%         --         --         --        --
     Putnam VT Health Sciences Fund                 <0.01%     <0.01%         --         --         --        --
     Putnam VT High Yield Fund                      <0.01%     <0.01%         --         --         --        --
     Putnam VT Income Fund                           0.04%      0.04%         --         --         --        --
     Putnam VT International Equity Fund            <0.01%     <0.01%         --         --         --        --
     Putnam VT International Growth and Income Fund <0.01%     <0.01%         --         --         --        --
     Putnam VT International New Opportunities Fund  0.01%      0.01%         --         --         --        --
     Putnam VT Investors Fund                       <0.01%     <0.01%         --         --         --        --
     Putnam VT Mid Cap Value Fund                    0.01%      0.07%      0.54%         --         --        --
     Putnam VT Money Market Fund                     0.02%      0.02%         --         --         --        --
     Putnam VT New Opportunities Fund               <0.01%     <0.01%         --         --         --        --
     Putnam VT New Value Fund                       <0.01%     <0.01%         --         --         --        --
     Putnam VT OTC & Emerging Growth Fund           <0.01%      0.01%         --         --         --        --
     Putnam VT Research Fund                        <0.01%     <0.01%         --         --         --        --
     Putnam VT Small Cap Value Fund                 <0.01%     <0.01%         --         --         --        --
     Putnam VT Utilities Growth and Income Fund     <0.01%     <0.01%         --         --         --        --
     Putnam VT Vista Fund                           <0.01%     <0.01%         --         --         --        --
     Putnam VT Voyager Fund                         <0.01%     <0.01%         --         --         --        --


 (j) Net investment income (loss) per share and ratio of net investment income (loss) for the following funds' class IA and class IB shares reflect a special dividend which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the year ended December 31, 2004.

                                         Net investment    Ratio of net
                                         income (loss)      investment
                                           per share       income (loss)
                                           ---------       -------------
     Putnam VT Capital Appreciation Fund    $0.02             0.31%
     Putnam VT Discovery Growth Fund         0.01             0.14%
     Putnam VT Growth Opportunities Fund     0.03             0.58%
     Putnam VT Investors Fund                0.05             0.54%
     Putnam VT New Opportunities Fund        0.06             0.37%
     Putnam VT Research Fund                 0.04             0.34%
     Putnam VT Voyager Fund                  0.12             0.45%


 (k) Reflects a non-recurring accrual related to Putnam Management's settlement with the SEC regarding broker allocation practices, which amounted to the following amounts based on the weighted average number of shares outstanding and average net assets, respectively, for the period ended June 30, 2005 (Note 7).



                                                      Fund's        per share     % of average      per share     % of average
                                               distributable       amount for   net assets for     amount for   net assets for
                                                      amount         class IA         class IA       class IB         class IB
                                               -------------       ----------   --------------     ----------   --------------
     Putnam VT Capital Appreciation Fund             $11,448           <$0.01            0.02%         <$0.01            0.02%
     Putnam VT Capital Opportunities Fund              1,393           <$0.01            0.01%         <$0.01            0.01%
     Putnam VT Discovery Growth Fund                  14,409           <$0.01            0.03%         <$0.01            0.03%
     Putnam VT Equity Income Fund                      2,022           <$0.01           <0.01%         <$0.01           <0.01%
     Putnam VT The George Putnam Fund of Boston       89,609           <$0.01            0.01%         <$0.01            0.01%
     Putnam VT Global Asset Allocation Fund           70,231           <$0.01            0.02%         <$0.01            0.02%
     Putnam VT Global Equity Fund                    498,461            $0.01            0.08%          $0.01            0.08%
     Putnam VT Growth and Income Fund              1,390,659            $0.01            0.03%          $0.01            0.03%
     Putnam VT Growth Opportunities Fund              20,289           <$0.01            0.03%         <$0.01            0.03%
     Putnam VT Health Sciences Fund                   74,608           <$0.01            0.02%         <$0.01            0.02%
     Putnam VT International Equity Fund              24,565           <$0.01           <0.01%         <$0.01           <0.01%
     Putnam VT International Growth and Income Fund   26,953           <$0.01            0.01%         <$0.01            0.01%
     Putnam VT International New Opportunities Fund   92,105            $0.01            0.04%          $0.01            0.04%
     Putnam VT Investors Fund                        171,614           <$0.01            0.03%         <$0.01            0.03%
     Putnam VT Mid Cap Value Fund                        674           <$0.01           <0.01%         <$0.01           <0.01%
     Putnam VT New Opportunities Fund                651,000            $0.01            0.04%          $0.01            0.04%
     Putnam VT New Value Fund                        242,461            $0.01            0.04%          $0.01            0.04%
     Putnam VT OTC & Emerging Growth Fund             34,147           <$0.01            0.04%         <$0.01            0.04%
     Putnam VT Research Fund                         177,747            $0.01            0.08%          $0.01            0.08%
     Putnam VT Small Cap Value Fund                   60,481           <$0.01            0.01%         <$0.01            0.01%
     Putnam VT Utilities Growth and Income Fund      202,935            $0.01            0.05%          $0.01            0.05%
     Putnam VT Vista Fund                            153,601           <$0.01            0.03%         <$0.01            0.03%
     Putnam VT Voyager Fund                        2,097,095            $0.02            0.08%          $0.02            0.08%


 (l) Portfolio turnover excludes dollar roll transactions.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2005 (Unaudited)



NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam Variable Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) which consists of a series of investment portfolios (the "fund" or the "funds"), each of which are represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-eight funds:
Putnam VT American Government Income Fund, Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Mid Cap Value Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund. Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund each concentrate their investments in one sector which involves more risk than a fund that invests more broadly. Putnam VT Diversified Income Fund, Putnam VT High Yield Fund and Putnam VT Income Fund invest in higher yielding, lower rated bonds that have a higher rate of default due to the nature of the fund's investments.

Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At June 30, 2005, fair value pricing was used for certain foreign securities in the portfolios of the Putnam VT Global Asset Allocation Fund, the Putnam VT Global Equity Fund, the Putnam VT Health Sciences Fund, the Putnam VT International Growth and Income Fund, the Putnam VT International Equity Fund, the Putnam VT International New Opportunities Fund, the Putnam VT Investors Fund and the Putnam VT Utilities Growth and Income Fund.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Tax-exempt bonds and notes are valued on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

See sections F, G, H, I, J, K, and L with respect to the valuation of forward currency contracts, futures and options contracts, total return swap contracts, interest rate swap contracts, credit default contracts, TBA purchase and sale commitments.

The valuation of Putnam VT Money Market Fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission, each fund may transfer uninvested cash balances, which includes for every fund other than Putnam VT Money Market Fund cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the Trust's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements for each fund other than Putnam VT Money Market Fund, and up to 90 days for other cash investments for each fund.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, any remaining premium is amortized to maturity.

For Putnam VT American Government Income Fund, Putnam VT Discovery Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Income Fund, Putnam VT New Opportunities Fund and Putnam VT OTC & Emerging Growth Fund, securities purchased or sold on a forward commitment basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, and Putnam VT High Yield Fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the statement of operations.

E) Foreign currency translation The accounting records of each fund of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. Each fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

Certain funds of the Trust may be subject to taxes imposed by governments of countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the six months ended June 30, 2005, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund and Putnam VT Utilities Growth and Income Fund incurred these taxes.

F) Forward currency contracts Each fund, except for Putnam VT Money Market Fund, may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

G) Futures and options contracts During the six months ended June 30, 2005, certain funds of the Trust used futures contracts and/or options contracts to hedge against changes in the values of securities that each fund owns, owned or expects to purchase. Each fund may also write options on securities that they own or in which they may invest to increase their current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

H) Total return swap contracts During the six months ended June 30, 2005, certain funds of the Trust entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

I) Interest rate swap contracts During the six months ended June 30, 2005, certain funds of the Trust entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

J) Credit default contracts During the six months ended June 30, 2005, certain funds of the Trust entered into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

K) TBA purchase commitments Each fund, except for Putnam VT Money Market Fund, may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

L) TBA sale commitments Each fund, except for Putnam VT Money Market Fund, may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio for each fund of the Trust.

M) Dollar rolls To enhance returns, certain funds of the Trust entered into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

N) Security lending During the six months ended June 30, 2005, certain funds of the Trust lent securities, through their agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At June 30, 2005, the value of securities loaned and the cash collateral received by the funds, which is pooled with collateral from other Putnam funds into 27 issues (29 issues for Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, and two issues for Putnam VT International Growth and Income Fund and Putnam VT International New Opportunities Fund) of high-grade short-term investments, amounted to the following:

                                                 Total                Total
Fund Name                                Loaned Amount      Cash Collateral
---------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund                           $3,251,484           $3,379,930
Putnam VT Diversified
Income Fund                                  2,696,013            2,754,288
Putnam VT The George
Putnam Fund of Boston                       12,618,566           13,017,115
Putnam VT Global Asset
Allocation Fund                              8,703,330            8,996,289
Putnam VT Global Equity Fund                15,054,667           15,565,026
Putnam VT Growth and
Income Fund                                115,644,323          119,317,559
Putnam VT Health Sciences Fund              21,294,659           21,987,813
Putnam VT High Yield Fund                    1,396,146            1,478,092
Putnam VT Income Fund                        1,725,145            1,762,650
Putnam VT International
Growth and Income Fund                       1,236,881            1,299,780
Putnam VT International
New Opportunities Fund                       2,561,241            3,670,800
Putnam VT Investors Fund                    49,958,116           51,451,644
Putnam VT New Value Fund                     9,547,845            9,869,500
Putnam VT Research Fund                      5,014,875            5,155,050
Putnam VT Small Cap Value Fund              73,059,379           76,109,264
Putnam VT Utilities Growth
and Income Fund                             65,877,852           67,983,339
Putnam VT Vista Fund                        59,590,771           61,183,565
Putnam VT Voyager Fund                      46,877,513           48,808,502

O) Federal taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986 (the "Code") applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2004, the following funds had capital loss carryovers in the following amounts, which will expire on the following dates:

Fund Name                               Loss Carryover      Expiration Date
---------------------------------------------------------------------------
Putnam VT Capital
Appreciation Fund                             $457,882    December 31, 2010
Putnam VT Discovery
Growth Fund                                  2,829,340    December 31, 2008
                                               979,611    December 31, 2009
                                             6,200,829    December 31, 2010
Putnam VT Diversified
Income Fund                                  9,003,798    December 31, 2006
                                            29,253,857    December 31, 2007
                                            17,509,545    December 31, 2008
                                            35,797,191    December 31, 2009
                                            39,497,485    December 31, 2010
Putnam VT The George
Putnam Fund of Boston                        6,383,501    December 31, 2010
                                             8,852,237    December 31, 2011
Putnam VT Global Asset
Allocation Fund                              3,741,298    December 31, 2009
                                            66,084,293    December 31, 2010
                                             6,209,003    December 31, 2011
Putnam VT Global Equity Fund               688,458,058    December 31, 2009
                                           194,434,404    December 31, 2010
                                             1,895,219    December 31, 2011
Putnam VT Growth and
Income Fund                                102,248,157    December 31, 2010
                                           258,656,063    December 31, 2011
Putnam VT Growth
Opportunities Fund                           9,528,605    December 31, 2008
                                            61,617,837    December 31, 2009
                                            26,053,370    December 31, 2010
                                             4,350,359    December 31, 2011
                                             2,999,640    December 31, 2012
Putnam VT Health
Sciences Fund                                8,311,931    December 31, 2009
                                            43,198,692    December 31, 2010
                                            14,247,714    December 31, 2011
Putnam VT High Yield Fund                   16,523,488    December 31, 2006
                                            60,939,752    December 31, 2007
                                            69,810,807    December 31, 2008
                                            88,127,331    December 31, 2009
                                           116,537,335    December 31, 2010
                                            16,826,743    December 31, 2011
                                            11,865,539    December 31, 2012
Putnam VT International
Equity Fund                                  8,923,713    December 31, 2008
                                             2,230,928    December 31, 2009
                                            98,048,377    December 31, 2010
                                            72,711,365    December 31, 2011
Putnam VT International
Growth and Income Fund                      31,274,099    December 31, 2009
                                            21,014,713    December 31, 2010
Putnam VT International
New Opportunities Fund                      23,319,930    December 31, 2008
                                           135,534,785    December 31, 2009
                                            37,566,266    December 31, 2010
Putnam VT Investors Fund                    80,448,346    December 31, 2008
                                           245,199,480    December 31, 2009
                                           109,246,178    December 31, 2010
Putnam VT New
Opportunities Fund                         660,875,902    December 31, 2009
                                           625,131,957    December 31, 2010
                                            74,081,080    December 31, 2011
Putnam VT New Value Fund                       283,416    December 31, 2011
Putnam VT OTC & Emerging
Growth Fund                                126,784,924    December 31, 2008
                                           207,253,292    December 31, 2009
                                            46,156,491    December 31, 2010
Putnam VT Research Fund                     44,773,261    December 31, 2009
                                            50,685,433    December 31, 2010
                                             2,734,369    December 31, 2011
Putnam VT Utilities Growth
and Income Fund                              8,318,622    December 31, 2009
                                            90,436,035    December 31, 2010
                                            44,040,714    December 31, 2011
Putnam VT Vista Fund                       295,747,391    December 31, 2009
                                           161,305,547    December 31, 2010
                                            23,278,091    December 31, 2011
Putnam VT Voyager Fund                     507,999,885    December 31, 2009
                                         1,042,501,471    December 31, 2010
                                           236,222,586    December 31, 2011

These capital loss carryovers, available to the extent allowed by the Code, may be used to offset future net capital gains, if any.

At June 30, 2005, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate identified cost on a tax basis was as follows for each fund of the Trust:

                                                                                Net        Cost for
                                                                         Unrealized         Federal
                                            Unrealized   Unrealized    Appreciation/     Income Tax
                                          Appreciation Depreciation   (Depreciation)       Purposes
---------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund   $4,508,191  $(1,772,039)     $2,736,152    $290,484,084
Putnam VT Capital Appreciation Fund          4,884,334   (1,525,139)      3,359,195      49,279,575
Putnam VT Capital Opportunities Fund         2,733,802   (1,190,819)      1,542,983      25,702,733
Putnam VT Discovery Growth Fund              5,735,116   (1,383,834)      4,351,282      40,565,915
Putnam VT Diversified Income Fund           24,297,118  (15,572,242)      8,724,876     545,923,743
Putnam VT Equity Income Fund                17,769,579   (3,605,156)     14,164,423     161,283,504
Putnam VT The George Putnam Fund of Boston  75,613,136  (12,146,731)     63,466,405     729,622,188
Putnam VT Global Asset Allocation Fund      26,128,421   (9,970,966)     16,157,455     412,726,461
Putnam VT Global Equity Fund                66,702,280  (12,176,131)     54,526,149     580,201,740
Putnam VT Growth and Income Fund         1,038,379,075 (124,496,330)    913,882,745   4,060,820,779
Putnam VT Growth Opportunities Fund          4,340,148   (1,623,181)      2,716,967      56,164,311
Putnam VT Health Sciences Fund              58,610,828   (4,816,344)     53,794,484     301,764,398
Putnam VT High Yield Fund                   30,013,233  (40,055,668)    (10,042,435)    636,270,743
Putnam VT Income Fund                       10,963,576  (13,798,112)     (2,834,536)  1,079,368,993
Putnam VT International Equity Fund        100,086,173  (18,433,629)     81,652,544     797,230,151
Putnam VT International Growth and
Income Fund                                 45,354,052   (8,287,257)     37,066,795     299,485,641
Putnam VT International New
Opportunities Fund                          31,875,589   (3,587,770)     28,287,819     195,722,387
Putnam VT Investors Fund                    71,236,307  (10,859,216)     60,377,091     506,834,762
Putnam VT Mid Cap Value Fund                 7,802,750   (1,596,981)      6,205,769      63,125,272
Putnam VT Money Market Fund*                        --           --              --     370,028,282
Putnam VT New Opportunities Fund           202,157,877  (51,143,520)    151,014,357   1,423,882,974
Putnam VT New Value Fund                   125,546,476  (11,499,144)    114,047,332     544,254,931
Putnam VT OTC & Emerging Growth Fund        13,092,892   (2,509,917)     10,582,975      78,638,496
Putnam VT Research Fund                     18,049,923   (5,708,069)     12,341,854     208,214,931
Putnam VT Small Cap Value Fund             233,074,782  (30,014,770)    203,060,012     664,714,562
Putnam VT Utilities Growth and
Income Fund                                122,563,083   (2,544,448)    120,018,635     353,183,077
Putnam VT Vista Fund                        86,746,790   (7,974,856)     78,771,934     459,315,661
Putnam VT Voyager Fund                     314,805,154  (56,551,671)    258,253,483   2,287,423,851
---------------------------------------------------------------------------------------------------

* For Putnam VT Money Market Fund, the aggregate identified cost on a financial reporting and tax basis is the same.


P) Distributions to shareholders For Putnam VT Money Market Fund, income dividends are recorded daily by the fund and are paid monthly to shareholders. Distributions of capital gains, if any, are paid at least annually. For all other funds, distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Q) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

R) Beneficial interest At June 30, 2005, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 39.6% to 89.2% of each fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Putnam Management is paid for management and investment advisory services quarterly by each fund, except for Putnam VT Capital Appreciation Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Equity Income Fund and Putnam VT Mid Cap Value Fund, each of which pays monthly, based on the average net assets of each fund. The following summarizes the annual management fee rates in effect at June 30, 2005:


Fund                                              Rate
---------------------------------------------------------------------------------------------------------
Putnam VT Global Equity Fund                      0.80% of the first $500 million of average net assets,
Putnam VT International Equity Fund               0.70% of the next $500 million,
Putnam VT International Growth and Income Fund    0.65% of the next $500 million,
Putnam VT Small Cap Value Fund                    0.60% of the next $5 billion,
                                                  0.575% of the next $5 billion,
                                                  0.555% of the next $5 billion,
                                                  0.54% of the next $5 billion,
                                                  and 0.53% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                       0.45% of first $500 million of average net assets,
                                                  0.35% of the next $500 million,
                                                  0.30% of the next $500 million,
                                                  0.25% of the next $5 billion,
                                                  0.225% of the next $5 billion,
                                                  0.205% of the next $5 billion,
                                                  0.19% of the next $5 billion,
                                                  and 0.18% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Capital Opportunities Fund              0.65% of first $500 million of average net assets,
Putnam VT Equity Income Fund                      0.55% of the next $500 million,
Putnam VT The George Putnam Fund of Boston        0.50% of the next $500 million,
Putnam VT Growth and Income Fund                  0.45% of the next $5 billion,
Putnam VT Income Fund                             0.425% of the next $5 billion,
Putnam VT Investors Fund                          0.405% of the next $5 billion,
Putnam VT Research Fund                           0.39% of the next $5 billion,
Putnam VT Vista Fund                              and 0.38% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                 0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund            0.60% of the next $500 million,
Putnam VT Health Sciences Fund                    0.55% of the next $500 million,
Putnam VT High Yield Fund                         0.50% of the next $5 billion,
Putnam VT Mid Cap Value Fund                      0.475% of the next $5 billion,
Putnam VT New Opportunities Fund                  0.455% of the next $5 billion,
Putnam VT New Value Fund                          0.44% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund              and 0.43% thereafter.
Putnam VT Utilities Growth and Income Fund
Putnam VT Voyager Fund
---------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund    1.00% of the first $500 million of average net assets,
                                                  0.90% of the next $500 million,
                                                  0.85% of the next $500 million,
                                                  0.80% of the next $5 billion,
                                                  0.775% of the next $5 billion,
                                                  0.755% of the next $5 billion,
                                                  0.74% of the next $5 billion,
                                                  and 0.73% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund         0.65% of the first $500 million of average net assets,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $500 million,
                                                  0.45% of the next $5 billion,
                                                  0.425% of the next $5 billion,
                                                  0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $5 billion,
                                                  0.37% of the next $5 billion,
                                                  0.36% of the next $5 billion,
                                                  0.35% of the next $5 billion,
                                                  and 0.34% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund               0.70% of the first $500 million of average net assets,
                                                  0.60% of the next $500 million,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $5 billion,
                                                  0.475% of the next $5 billion,
                                                  0.455% of the next $5 billion,
                                                  0.44% of the next $5 billion,
                                                  0.43% of the next $5 billion,
                                                  and 0.42% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund               0.65% of the first $500 million of average net assets,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $500 million,
                                                  0.45% of the next $5 billion,
                                                  0.425% of the next $5 billion,
                                                  0.405% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $5 billion,
                                                  0.37% of the next $5 billion,
                                                  0.36% of the next $5 billion,
                                                  0.35% of the next $5 billion,
                                                  0.34% of the next $5 billion,
                                                  0.33% of the next $8.5 billion,
                                                  and 0.32% thereafter.
---------------------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund                   0.70% of the first $500 million of average net assets,
                                                  0.60% of the next $500 million,
                                                  0.55% of the next $500 million,
                                                  0.50% of the next $5 billion,
                                                  0.475% of the next $5 billion,
                                                  0.455% of the next $5 billion,
                                                  0.44% of the next $5 billion,
                                                  0.43% of the next $5 billion,
                                                  0.42% of the next $5 billion,
                                                  0.41% of the next $5 billion,
                                                  0.40% of the next $5 billion,
                                                  0.39% of the next $5 billion,
                                                  0.38% of the next $8.5 billion,
                                                  and 0.37% thereafter.
---------------------------------------------------------------------------------------------------------


Putnam Management has agreed to waive fees and reimburse expenses of each fund of the Trust through December 31, 2005 to the extent necessary to ensure that each fund's expenses do not exceed the simple average of the expenses for that fund's Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund's expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) of the Putnam VT Capital Opportunities Fund, the Putnam VT Equity Income Fund and the Putnam VT Mid Cap Value Fund through December 31, 2005, to the extent that expenses of each of those funds (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, credits from Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam, LLC, and payments under each fund's distribution plan) would exceed the annual rates of 1.05%, 1.05% and 1.10%, respectively, of that fund's average net assets. For the six month period ended June 30, 2005, each fund's expenses were limited to the lower of the limits specified in the previous sentence and the applicable Lipper peer group average expenses.

At June 30, 2005, the funds of the Trust that exceeded their Lipper peer group limit or were subject to their involuntary expense limitation, and the amount of the management fee that Putnam Management waived from each fund for exceeding that limit, was as follows:

Fund Name                            Management fee waived
----------------------------------------------------------
Putnam VT American Government Income Fund         $180,145
Putnam VT Capital Appreciation Fund                 21,074
Putnam VT Capital Opportunities Fund                34,072
Putnam VT Discovery Growth Fund                     55,728
Putnam VT Diversified Income Fund                   32,578
Putnam VT Equity Income Fund                        17,008
Putnam VT Growth Opportunities Fund                 36,283
Putnam VT Income Fund                              202,497
Putnam VT International New Opportunities Fund      18,885
Putnam VT Mid Cap Value Fund                         5,433
Putnam VT Money Market Fund                         68,337

For the period ended June 30, 2005, Putnam Management has assumed the following amounts of legal, shareholder servicing and communication, audit and Trustee fees incurred by each fund in connection with certain legal and regulatory matters (including those described in Note 7):

Fund Name                                           Amount
----------------------------------------------------------
Putnam VT American Government Income Fund             $754
Putnam VT Capital Appreciation Fund                    339
Putnam VT Capital Opportunities Fund                   228
Putnam VT Discovery Growth Fund                        458
Putnam VT Diversified Income Fund                    1,339
Putnam VT Equity Income Fund                           458
Putnam VT The George Putnam Fund of Boston           1,374
Putnam VT Global Asset Allocation Fund                 896
Putnam VT Global Equity Fund                         1,368
Putnam VT Growth and Income Fund                     7,402
Putnam VT Growth Opportunities Fund                    594
Putnam VT Health Sciences Fund                         781
Putnam VT High Yield Fund                            1,339
Putnam VT Income Fund                                1,556
Putnam VT International Equity Fund                  1,695
Putnam VT International Growth and Income Fund       1,113
Putnam VT International New Opportunities Fund         715
Putnam VT Investors Fund                               986
Putnam VT Mid Cap Value Fund                           516
Putnam VT Money Market Fund                            792
Putnam VT New Opportunities Fund                     2,871
Putnam VT New Value Fund                             1,173
Putnam VT OTC & Emerging Growth Fund                   781
Putnam VT Research Fund                                786
Putnam VT Small Cap Value Fund                       1,607
Putnam VT Utilities Growth and Income Fund             915
Putnam VT Vista Fund                                 1,136
Putnam VT Voyager Fund                               4,478

Effective September 13, 2004 (March 11, 2005 for Putnam VTUtilities Growth and Income Fund), Putnam Investments Limited ("PIL"), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the Putnam VT Diversified Income Fund, the Putnam VT Global Equity Fund, the Putnam VT High Yield Fund, the Putnam VT International Equity Fund, the Putnam VT International Growth and Income Fund and the Putnam VT Utilities Growth and Income Fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at the following annual rates as a percentage of the average net assets of that portion of each fund that is managed by PIL:

Fund Name                                            Rate
----------------------------------------------------------
Putnam VT Diversified Income Fund                    0.40%
Putnam VT Global Equity Fund                         0.35%
Putnam VT High Yield Fund                            0.40%
Putnam VT International Equity Fund                  0.35%
Putnam VT International Growth and Income Fund       0.35%
Putnam VT Utilities Growth and Income Fund           0.35%

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Trust or funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund's assets are provided by PFTC. PFTC receives fees for custody services based on the fund's asset level, the number of its security holdings and transaction volumes. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. Putnam Investor Services is paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund's average net assets. During the six months ended June 30, 2005, each fund paid PFTC the following amounts for these services:

Fund Name                                           Amount
----------------------------------------------------------
Putnam VT American Government Income Fund         $104,397
Putnam VT Capital Appreciation Fund                 35,115
Putnam VT Capital Opportunities Fund                28,058
Putnam VT Discovery Growth Fund                     46,726
Putnam VT Diversified Income Fund                  233,867
Putnam VT Equity Income Fund                        88,159
Putnam VT The George Putnam Fund of Boston         267,057
Putnam VT Global Asset Allocation Fund             333,359
Putnam VT Global Equity Fund                       372,292
Putnam VT Growth and Income Fund                   943,543
Putnam VT Growth Opportunities Fund                 34,943
Putnam VT Health Sciences Fund                     125,377
Putnam VT High Yield Fund                          203,967
Putnam VT Income Fund                              304,365
Putnam VT International Equity Fund                785,733
Putnam VT International Growth and Income Fund     309,442
Putnam VT International New Opportunities Fund     227,760
Putnam VT Investors Fund                           188,372
Putnam VT Mid Cap Value Fund                        37,941
Putnam VT Money Market Fund                        127,182
Putnam VT New Opportunities Fund                   343,899
Putnam VT New Value Fund                           166,046
Putnam VT OTC & Emerging Growth Fund                55,512
Putnam VT Research Fund                             87,272
Putnam VT Small Cap Value Fund                     217,349
Putnam VT Utilities Growth and Income Fund         218,229
Putnam VT Vista Fund                               159,658
Putnam VT Voyager Fund                             533,589

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT Discovery Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Investors Fund and Putnam VT Utilities Growth and Income Fund to the extent permitted by each fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by that fund. At June 30, 2005, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

The funds have entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of that fund's expenses. Certain funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2005, the funds' expenses were reduced by the following amounts under these arrangements:

Fund Name                                                 Amount
----------------------------------------------------------------
Putnam VT American Government Income Fund                $37,054
Putnam VT Capital Appreciation Fund                       13,755
Putnam VT Capital Opportunities Fund                       1,378
Putnam VT Discovery Growth Fund                           13,631
Putnam VT Diversified Income Fund                         72,281
Putnam VT Equity Income Fund                                 695
Putnam VT The George Putnam Fund of Boston                67,906
Putnam VT Global Asset Allocation Fund                    49,377
Putnam VT Global Equity Fund                             363,579
Putnam VT Growth and Income Fund                         705,277
Putnam VT Growth Opportunities Fund                        8,741
Putnam VT Health Sciences Fund                            58,494
Putnam VT High Yield Fund                                 12,761
Putnam VT Income Fund                                     54,051
Putnam VT International Equity Fund                      453,951
Putnam VT International Growth and Income Fund           191,824
Putnam VT International New Opportunities Fund            45,091
Putnam VT Investors Fund                                 154,963
Putnam VT Mid Cap Value Fund                               7,974
Putnam VT Money Market Fund                                1,717
Putnam VT New Opportunities Fund                         249,448
Putnam VT New Value Fund                                  79,998
Putnam VT OTC & Emerging Growth Fund                      37,562
Putnam VT Research Fund                                   67,547
Putnam VT Small Cap Value Fund                           122,425
Putnam VT Utilities Growth and Income Fund               130,074
Putnam VT Vista Fund                                      73,060
Putnam VT Voyager Fund                                   537,949

Each independent Trustee of the funds receives an annual Trustee fee, of which $9,455, as a quarterly retainer, has been allocated to the Trust, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings. George Putnam III, who is not an independent Trustee, also receives the foregoing fees for his services as Trustee.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of each fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted a distribution plan (the "Plan") with respect to its class IB shares, pursuant to rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of each fund. The Plan provides for payment by each fund to Putnam Retail Management at an annual rate of up to 0.35% of the average net assets of that fund's class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets of that fund's class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2005, cost of purchases and proceeds from sales of investment securities (other than short-term investments) were as follows:

                                                   U.S. Government
                                                       Securities                 Other Securities
---------------------------------------------------------------------------------------------------------
Fund Name                                       Purchases            Sales       Purchases          Sales
---------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund             $--      $14,038,000    $360,086,848   $344,216,852
Putnam VT Capital Appreciation Fund                    --               --      37,133,053     37,738,271
Putnam VT Capital Opportunities Fund                   --               --      25,637,231     21,027,491
Putnam VT Discovery Growth Fund                        --               --      36,356,815     41,735,943
Putnam VT Diversified Income Fund                      --       11,745,000     291,094,732    287,227,750
Putnam VT Equity Income Fund                           --               --      89,376,974     47,463,448
Putnam VT The George Putnam Fund of Boston             --               --     574,990,406    545,356,087
Putnam VT Global Asset Allocation Fund          4,829,051        4,678,397     325,104,503    324,014,797
Putnam VT Global Equity Fund                           --               --     251,176,389    305,215,105
Putnam VT Growth and Income Fund                       --               --   1,277,690,185  1,758,712,947
Putnam VT Growth Opportunities Fund                    --               --      61,865,970     67,698,421
Putnam VT Health Sciences Fund                         --               --      64,272,706     74,155,325
Putnam VT High Yield Fund                              --               --      93,401,014    144,970,549
Putnam VT Income Fund                           2,188,016               --   1,543,890,682  1,400,140,099
Putnam VT International Equity Fund                    --               --     367,759,362    444,336,575
Putnam VT International Growth and Income Fund         --               --     133,154,781    129,966,167
Putnam VT International New Opportunities Fund         --               --      93,066,113     99,824,816
Putnam VT Investors Fund                               --               --     277,365,752    310,248,204
Putnam VT Mid Cap Value Fund                           --               --      49,301,346     33,979,151
Putnam VT New Opportunities Fund                       --               --     417,416,912    603,017,481
Putnam VT New Value Fund                               --               --     173,912,061    166,399,515
Putnam VT OTC & Emerging Growth Fund                   --               --      65,691,645     78,803,837
Putnam VT Research Fund                                --               --     116,559,695    140,116,370
Putnam VT Small Cap Value Fund                         --               --     152,257,724    172,001,505
Putnam VT Utilities Growth and Income Fund             --               --      83,911,506    114,690,428
Putnam VT Vista Fund                                   --               --     161,832,148    199,353,342
Putnam VT Voyager Fund                                 --               --   1,819,275,941  2,141,407,743


Putnam VT Money Market Fund: Cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $2,723,044,079 and $2,730,220,000, respectively.

Written option transactions for those funds that invested in them during the period are summarized as follows:



Putnam VT Discovery Growth Fund
-----------------------------------------------------------------------------------------------
                                                    Contract Amounts         Premiums Received
-----------------------------------------------------------------------------------------------
Written options outstanding at beginning of period            14,083                    $6,356
-----------------------------------------------------------------------------------------------
Options opened                                                28,059                    16,982
Options exercised                                             (5,879)                   (5,631)
Options expired                                              (30,031)                  (13,925)
Options closed                                                (3,559)                     (401)
-----------------------------------------------------------------------------------------------
Written options outstanding at end of period                   2,673                    $3,381
-----------------------------------------------------------------------------------------------

Putnam VT Investors Fund
-----------------------------------------------------------------------------------------------
                                                    Contract Amounts         Premiums Received
-----------------------------------------------------------------------------------------------
Written options outstanding at beginning of period            30,551                   $18,740
-----------------------------------------------------------------------------------------------
Options opened                                               201,345                   123,756
Options exercised                                            (19,295)                  (13,991)
Options expired                                             (205,262)                 (123,677)
Options closed                                                (7,339)                   (4,828)
-----------------------------------------------------------------------------------------------
Written options outstanding at end of period                      --                       $--
-----------------------------------------------------------------------------------------------

Putnam VT New Opportunities Fund
-----------------------------------------------------------------------------------------------
                                                    Contract Amounts         Premiums Received
-----------------------------------------------------------------------------------------------
Written options outstanding at beginning of period            36,318                   $16,200
-----------------------------------------------------------------------------------------------
Options opened                                                    --                        --
Options exercised                                                 --                        --
Options expired                                              (36,318)                  (16,200)
Options closed                                                    --                        --
-----------------------------------------------------------------------------------------------
Written options outstanding at end of period                      --                       $--
-----------------------------------------------------------------------------------------------

Putnam VT OTC & Emerging Growth Fund
-----------------------------------------------------------------------------------------------
                                                    Contract Amounts         Premiums Received
-----------------------------------------------------------------------------------------------
Written options outstanding at beginning of period            42,456                   $19,179
-----------------------------------------------------------------------------------------------
Options opened                                                83,845                    51,075
Options exercised                                            (17,735)                  (16,995)
Options expired                                              (89,946)                  (41,739)
Options closed                                               (10,445)                   (1,178)
-----------------------------------------------------------------------------------------------
Written options outstanding at end of period                   8,175                   $10,342
-----------------------------------------------------------------------------------------------

Putnam VT Voyager Fund
-----------------------------------------------------------------------------------------------
                                                    Contract Amounts         Premiums Received
-----------------------------------------------------------------------------------------------
Written options outstanding at beginning of period           523,262                  $192,422
-----------------------------------------------------------------------------------------------
Options opened                                             1,008,734                   540,683
Options exercised                                            (57,452)                  (36,664)
Options expired                                           (1,357,469)                 (640,832)
Options closed                                              (117,075)                  (55,609)
-----------------------------------------------------------------------------------------------
Written options outstanding at end of period                      --                       $--
-----------------------------------------------------------------------------------------------



NOTE 4
CAPITAL SHARES

At June 30, 2005, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:



                                                                  Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                    2005                                 2004
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
Shares sold                                                      200,609         $2,316,822            300,547         $3,598,440
Shares issued in connection with reinvestment of distributions   432,332          4,859,412            894,263         10,453,941
...................................................................................................................................
                                                                 632,941          7,176,234          1,194,810         14,052,381
Shares repurchased                                            (2,012,479)       (23,385,055)        (7,572,316)       (89,477,618)
...................................................................................................................................
Net decrease                                                  (1,379,538)      $(16,208,821)        (6,377,506)      $(75,425,237)
...................................................................................................................................
Putnam VT Capital Appreciation Fund
Shares sold                                                      434,241         $3,696,318            985,968         $7,774,742
Shares issued in connection with reinvestment of distributions    21,230            179,390                 --                 --
...................................................................................................................................
                                                                 455,471          3,875,708            985,968          7,774,742
Shares repurchased                                              (400,721)        (3,387,315)        (1,053,072)        (8,116,108)
...................................................................................................................................
Net increase (decrease)                                           54,750           $488,393            (67,104)         $(341,366)
...................................................................................................................................
Putnam VT Capital Opportunities Fund
Shares sold                                                      308,098         $4,311,975            721,318         $9,754,028
Shares issued in connection with reinvestment of distributions     4,933             68,963             36,113            510,366
...................................................................................................................................
                                                                 313,031          4,380,938            757,431         10,264,394
Shares repurchased                                              (164,987)        (2,306,731)          (289,587)        (3,798,543)
...................................................................................................................................
Net increase                                                     148,044         $2,074,207            467,844         $6,465,851
...................................................................................................................................
Putnam VT Discovery Growth Fund
Shares sold                                                      149,762            708,475            606,721          2,874,453
Shares issued in connection with reinvestment of distributions        --                 --                 --                 --
...................................................................................................................................
                                                                 149,762            708,475            606,721          2,874,453
Shares repurchased                                              (726,906)        (3,507,696)        (1,466,487)        (6,776,827)
...................................................................................................................................
Net decrease                                                    (577,144)       $(2,799,221)          (859,766)       $(3,902,374)
...................................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                                      397,218         $3,583,498            568,834         $5,187,000
Shares issued in connection with reinvestment of distributions 3,439,680         29,374,694          4,694,920         40,845,808
...................................................................................................................................
                                                               3,836,898         32,958,192          5,263,754         46,032,808
Shares repurchased                                            (3,911,375)       (34,989,470)        (9,262,318)       (83,076,179)
...................................................................................................................................
Net decrease                                                     (74,477)       $(2,031,278)        (3,998,564)      $(37,043,371)
...................................................................................................................................
Putnam VT Equity Income Fund
Shares sold                                                    1,813,402        $24,149,016          3,191,639        $39,404,496
Shares issued in connection with reinvestment of distributions   175,253          2,304,563              5,485             67,577
...................................................................................................................................
                                                               1,988,655         26,453,579          3,197,124         39,472,073
Shares repurchased                                              (174,912)        (2,312,684)          (519,658)        (6,490,561)
...................................................................................................................................
Net increase                                                   1,813,743        $24,140,895          2,677,466        $32,981,512
...................................................................................................................................
Putnam VT The George Putnam Fund of Boston
Shares sold                                                      392,806         $4,481,052            892,556         $9,804,274
Shares issued in connection with reinvestment of distributions   844,956          9,531,109            878,518          9,628,562
...................................................................................................................................
                                                               1,237,762         14,012,161          1,771,074         19,432,836
Shares repurchased                                            (3,158,037)       (36,199,815)        (5,869,299)       (64,558,467)
...................................................................................................................................
Net decrease                                                  (1,920,275)      $(22,187,654)        (4,098,225)      $(45,125,631)
...................................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                      278,858         $3,964,553            225,122         $3,002,724
Shares issued in connection with reinvestment of distributions   356,240          4,983,795            935,199         12,503,617
...................................................................................................................................
                                                                 635,098          8,948,348          1,160,321         15,506,341
Shares repurchased                                            (2,543,533)       (36,119,545)        (6,107,137)       (82,095,357)
...................................................................................................................................
Net decrease                                                  (1,908,435)      $(27,171,197)        (4,946,816)      $(66,589,016)
...................................................................................................................................
Putnam VT Global Equity Fund
Shares sold                                                      395,230         $3,985,600            365,738         $3,401,981
Shares issued in connection with reinvestment of distributions   592,097          5,974,260          1,526,259         14,270,519
...................................................................................................................................
                                                                 987,327          9,959,860          1,891,997         17,672,500
Shares repurchased                                            (6,672,150)       (67,689,711)       (15,350,895)      (143,719,134)
...................................................................................................................................
Net decrease                                                  (5,684,823)      $(57,729,851)       (13,458,898)     $(126,046,634)
...................................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                      159,955          4,036,370            539,462         12,807,643
Shares issued in connection with reinvestment of distributions 3,068,105         76,150,350          3,610,769         85,070,163
...................................................................................................................................
                                                               3,228,060         80,186,720          4,150,231         97,877,806
Shares repurchased                                           (19,422,778)      (487,440,784)       (39,710,428)      (943,216,750)
...................................................................................................................................
Net decrease                                                 (16,194,718)     $(407,254,064)       (35,560,197)     $(845,338,944)
...................................................................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                                      339,266         $1,525,239            768,378         $3,528,731
Shares issued in connection with reinvestment of distributions    56,772            252,634             10,484             48,224
...................................................................................................................................
                                                                 396,038          1,777,873            778,862          3,576,955
Shares repurchased                                            (1,290,289)        (5,803,975)        (2,474,452)       (11,159,688)
...................................................................................................................................
Net decrease                                                    (894,251)       $(4,026,102)        (1,695,590)       $(7,582,733)
...................................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                                      316,416         $3,852,903            202,000         $2,290,986
Shares issued in connection with reinvestment of distributions    43,121            502,360             67,630            741,222
...................................................................................................................................
                                                                 359,537          4,355,263            269,630          3,032,208
Shares repurchased                                            (1,675,889)       (19,834,773)        (3,821,263)       (42,348,615)
...................................................................................................................................
Net decrease                                                  (1,316,352)      $(15,479,510)        (3,551,633)      $(39,316,407)
...................................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                    1,817,732        $13,773,551          2,944,813        $22,879,761
Shares issued in connection with reinvestment of distributions 5,456,845         39,889,539          6,477,492         48,322,088
...................................................................................................................................
                                                               7,274,577         53,663,090          9,422,305         71,201,849
Shares repurchased                                           (10,739,598)       (83,193,108)       (19,012,707)      (146,703,495)
...................................................................................................................................
Net decrease                                                  (3,465,021)      $(29,530,018)        (9,590,402)      $(75,501,646)
...................................................................................................................................
Putnam VT Income Fund
Shares sold                                                      364,570         $4,647,522          2,335,405        $30,167,437
Shares issued in connection with reinvestment of distributions 2,229,335         27,465,411          3,528,353         44,069,130
...................................................................................................................................
                                                               2,593,905         32,112,933          5,863,758         74,236,567
Shares repurchased                                            (5,422,168)       (69,278,414)       (17,598,694)      (224,522,769)
...................................................................................................................................
Net decrease                                                  (2,828,263)      $(37,165,481)       (11,734,936)     $(150,286,202)
...................................................................................................................................
Putnam VT International Equity Fund
Shares sold                                                      327,774         $4,793,486            693,865         $9,161,288
Shares issued in connection with reinvestment of distributions   483,149          6,971,397            550,460          7,172,506
...................................................................................................................................
                                                                 810,923         11,764,883          1,244,325         16,333,794
Shares repurchased                                            (4,026,323)       (58,015,892)        (6,759,279)       (88,738,886)
...................................................................................................................................
Net decrease                                                  (3,215,400)      $(46,251,009)        (5,514,954)      $(72,405,092)
...................................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                      645,903          8,677,913          1,313,482         15,800,950
Shares issued in connection with reinvestment of distributions   205,468          2,730,668            290,248          3,366,872
...................................................................................................................................
                                                                 851,371         11,408,581          1,603,730         19,167,822
Shares repurchased                                            (1,226,487)       (16,303,304)        (2,599,291)       (30,605,169)
...................................................................................................................................
Net decrease                                                    (375,116)       $(4,894,723)          (995,561)      $(11,437,347)
...................................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                      715,843         $9,203,203            329,771         $3,748,336
Shares issued in connection with reinvestment of distributions    67,564            856,029            102,055          1,153,219
...................................................................................................................................
                                                                 783,407         10,059,232            431,826          4,901,555
Shares repurchased                                            (1,060,046)       (13,317,977)        (2,090,322)       (23,395,371)
...................................................................................................................................
Net decrease                                                    (276,639)       $(3,258,745)        (1,658,496)      $(18,493,816)
...................................................................................................................................
Putnam VT Investors Fund
Shares sold                                                      132,147         $1,304,305            181,958         $1,667,808
Shares issued in connection with reinvestment of distributions   392,367          3,821,651            256,282          2,327,042
...................................................................................................................................
                                                                 524,514          5,125,956            438,240          3,994,850
Shares repurchased                                            (3,237,980)       (31,794,941)        (7,336,042)       (66,824,981)
...................................................................................................................................
Net decrease                                                  (2,713,466)      $(26,668,985)        (6,897,802)      $(62,830,131)
...................................................................................................................................
Putnam VT Mid Cap Value Fund
Shares sold                                                      908,633        $13,233,925          1,608,633        $21,275,577
Shares issued in connection with reinvestment of distributions    65,423            939,471              8,419            109,020
...................................................................................................................................
                                                                 974,056         14,173,396          1,617,052         21,384,597
Shares repurchased                                              (136,054)        (1,962,622)          (475,259)        (6,248,858)
...................................................................................................................................
Net increase                                                     838,002        $12,210,774          1,141,793        $15,135,739
...................................................................................................................................
Putnam VT Money Market Fund**
Shares sold                                                           --        $53,377,131                 --        $78,672,669
Shares issued in connection with reinvestment of distributions        --          2,848,730                 --          3,009,771
...................................................................................................................................
                                                                      --         56,225,861                 --         81,682,440
Shares repurchased                                                    --        (81,092,548)                --       (274,640,425)
...................................................................................................................................
Net decrease                                                          --       $(24,866,687)                --      $(192,957,985)
...................................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                      162,128         $2,713,668            567,433         $8,798,750
Shares issued in connection with reinvestment of distributions   333,803          5,521,105                 --                 --
...................................................................................................................................
                                                                 495,931          8,234,773            567,433          8,798,750
Shares repurchased                                           (12,315,149)      (205,262,737)       (23,820,574)      (372,157,966)
...................................................................................................................................
Net decrease                                                 (11,819,218)     $(197,027,964)       (23,253,141)     $(363,359,216)
...................................................................................................................................
Putnam VT New Value Fund
Shares sold                                                      854,106         13,759,844          1,401,578         21,020,925
Shares issued in connection with reinvestment of distributions   291,862          4,687,307            298,586          4,392,201
...................................................................................................................................
                                                               1,145,968         18,447,151          1,700,164         25,413,126
Shares repurchased                                            (1,649,699)       (26,528,683)        (3,719,312)       (54,714,755)
...................................................................................................................................
Net decrease                                                    (503,731)       $(8,081,532)        (2,019,148)      $(29,301,629)
...................................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                      110,656           $650,041            869,951         $4,909,510
Shares issued in connection with reinvestment of distributions        --                 --                 --                 --
...................................................................................................................................
                                                                 110,656            650,041            869,951          4,909,510
Shares repurchased                                            (1,600,377)        (9,386,152)        (3,698,161)       (20,434,068)
...................................................................................................................................
Net decrease                                                  (1,489,721)       $(8,736,111)        (2,828,210)      $(15,524,558)
...................................................................................................................................
Putnam VT Research Fund
Shares sold                                                      151,255         $1,706,009            128,772         $1,381,498
Shares issued in connection with reinvestment of distributions    98,424          1,096,442             18,096            194,535
...................................................................................................................................
                                                                 249,679          2,802,451            146,868          1,576,033
Shares repurchased                                            (1,444,072)       (16,260,288)        (2,598,517)       (27,623,289)
...................................................................................................................................
Net decrease                                                  (1,194,393)      $(13,457,837)        (2,451,649)      $(26,047,256)
...................................................................................................................................
Putnam VT Small Cap Value Fund
Shares sold                                                      178,528         $3,941,642          1,570,199        $31,169,858
Shares issued in connection with reinvestment of distributions   934,934         19,727,108             82,299          1,625,412
...................................................................................................................................
                                                               1,113,462         23,668,750          1,652,498         32,795,270
Shares repurchased                                            (2,107,971)       (45,392,525)        (2,403,211)       (46,205,202)
...................................................................................................................................
Net decrease                                                    (994,509)      $(21,723,775)          (750,713)      $(13,409,932)
...................................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                      220,170         $3,025,781            369,830         $4,399,227
Shares issued in connection with reinvestment of distributions   564,294          7,465,632            733,558          8,479,930
...................................................................................................................................
                                                                 784,464         10,491,413          1,103,388         12,879,157
Shares repurchased                                            (2,374,274)       (32,283,280)        (5,753,179)       (68,630,520)
...................................................................................................................................
Net decrease                                                  (1,589,810)      $(21,791,867)        (4,649,791)      $(55,751,363)
...................................................................................................................................
Putnam VT Vista Fund
Shares sold                                                       99,878         $1,245,207            509,762         $5,756,483
Shares issued in connection with reinvestment of distributions        --                 --                 --                 --
...................................................................................................................................
                                                                  99,878          1,245,207            509,762          5,756,483
Shares repurchased                                            (2,401,236)       (29,736,629)        (4,653,332)       (51,291,345)
...................................................................................................................................
Net decrease                                                  (2,301,358)      $(28,491,422)        (4,143,570)      $(45,534,862)
...................................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                      145,031          3,820,155            365,053          9,504,922
Shares issued in connection with reinvestment of distributions   768,362         19,985,112            456,445         12,009,064
...................................................................................................................................
                                                                 913,393         23,805,267            821,498         21,513,986
Shares repurchased                                           (11,822,357)      (310,953,507)       (21,961,819)      (570,221,035)
...................................................................................................................................
Net decrease                                                 (10,908,964)     $(287,148,240)       (21,140,321)     $(548,707,049)
...................................................................................................................................

                                                                  Six months ended June 30              Year ended December 31
----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                   2005                                    2004
----------------------------------------------------------------------------------------------------------------------------------
                                                                  Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
Shares sold                                                      167,496         $1,938,189            536,091         $6,331,947
Shares issued in connection with reinvestment of distributions   252,585          2,833,998            454,415          5,298,243
...................................................................................................................................
                                                                 420,081          4,772,187            990,506         11,630,190
Shares repurchased                                              (775,202)        (8,988,933)        (2,499,093)       (29,180,500)
...................................................................................................................................
Net decrease                                                    (355,121)       $(4,216,746)        (1,508,587)      $(17,550,310)
...................................................................................................................................
Putnam VT Capital Appreciation Fund
Shares sold                                                      170,617         $1,440,313            487,891         $3,792,436
Shares issued in connection with reinvestment of distributions    12,054            101,134                 --                 --
...................................................................................................................................
                                                                 182,671          1,541,447            487,891          3,792,436
Shares repurchased                                              (274,945)        (2,318,317)          (487,572)        (3,726,296)
...................................................................................................................................
Net increase (decrease)                                          (92,274)         $(776,870)               319            $66,140
...................................................................................................................................
Putnam VT Capital Opportunities Fund
Shares sold                                                      244,757         $3,418,878            396,324         $5,276,979
Shares issued in connection with reinvestment of distributions     3,321             46,268             23,864            336,131
...................................................................................................................................
                                                                 248,078          3,465,146            420,188          5,613,110
Shares repurchased                                               (77,024)        (1,074,921)          (166,529)        (2,187,245)
...................................................................................................................................
Net increase                                                     171,054         $2,390,225            253,659         $3,425,865
...................................................................................................................................
Putnam VT Discovery Growth Fund
Shares sold                                                      410,264         $2,009,394            589,414         $2,751,695
Shares issued in connection with reinvestment of distributions        --                 --                 --                 --
...................................................................................................................................
                                                                 410,264          2,009,394            589,414          2,751,695
Shares repurchased                                              (989,366)        (4,763,873)        (1,303,451)        (6,012,841)
...................................................................................................................................
Net decrease                                                    (579,102)       $(2,754,479)          (714,037)       $(3,261,146)
...................................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                                      923,781         $8,199,161          1,903,688        $17,111,649
Shares issued in connection with reinvestment of distributions 1,276,655         10,800,505          1,559,770         13,445,220
...................................................................................................................................
                                                               2,200,436         18,999,666          3,463,458         30,556,869
Shares repurchased                                            (1,139,079)       (10,104,586)        (2,485,717)       (21,925,028)
...................................................................................................................................
Net increase                                                   1,061,357         $8,895,080            977,741         $8,631,841
...................................................................................................................................
Putnam VT Equity Income Fund
Shares sold                                                    1,345,226         17,847,511          2,509,903         31,012,631
Shares issued in connection with reinvestment of distributions   115,291          1,512,628              3,292             40,491
...................................................................................................................................
                                                               1,460,517         19,360,139          2,513,195         31,053,122
Shares repurchased                                              (153,218)        (2,024,979)          (269,382)        (3,330,048)
...................................................................................................................................
Net increase                                                   1,307,299        $17,335,160          2,243,813        $27,723,074
...................................................................................................................................
Putnam VT The George Putnam Fund of Boston
Shares sold                                                      945,838        $10,860,543          3,185,553        $35,041,801
Shares issued in connection with reinvestment of distributions   526,764          5,920,825            462,073          5,049,784
...................................................................................................................................
                                                               1,472,602         16,781,368          3,647,626         40,091,585
Shares repurchased                                            (1,051,471)       (11,972,759)        (1,530,060)       (16,738,367)
...................................................................................................................................
Net increase                                                     421,131         $4,808,609          2,117,566        $23,353,218
...................................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                      647,720         $9,216,096          1,141,900        $15,295,700
Shares issued in connection with reinvestment of distributions    42,364            594,365             77,411          1,038,075
...................................................................................................................................
                                                                 690,084          9,810,461          1,219,311         16,333,775
Shares repurchased                                              (198,363)        (2,829,149)          (280,915)        (3,806,638)
...................................................................................................................................
Net increase                                                     491,721         $6,981,312            938,396        $12,527,137
...................................................................................................................................
Putnam VT Global Equity Fund
Shares sold                                                      106,092         $1,070,402            213,034         $1,988,029
Shares issued in connection with reinvestment of distributions    57,494            576,666            160,794          1,493,778
...................................................................................................................................
                                                                 163,586          1,647,068            373,828          3,481,807
Shares repurchased                                              (582,145)        (5,864,771)        (1,154,169)       (10,758,544)
...................................................................................................................................
Net decrease                                                    (418,559)       $(4,217,703)          (780,341)       $(7,276,737)
...................................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                      798,312        $19,966,804          2,656,169        $62,986,564
Shares issued in connection with reinvestment of distributions   534,849         13,221,461            566,018         13,278,799
...................................................................................................................................
                                                               1,333,161         33,188,265          3,222,187         76,265,363
Shares repurchased                                            (2,453,659)       (61,089,571)        (4,591,370)      (108,308,956)
...................................................................................................................................
Net decrease                                                  (1,120,498)      $(27,901,306)        (1,369,183)      $(32,043,593)
...................................................................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                                      224,112         $1,000,831            710,586         $3,227,137
Shares issued in connection with reinvestment of distributions    48,613            214,386                 --                 --
...................................................................................................................................
                                                                 272,725          1,215,217            710,586          3,227,137
Shares repurchased                                              (740,191)        (3,312,472)        (1,249,983)        (5,591,068)
...................................................................................................................................
Net decrease                                                    (467,466)       $(2,097,255)          (539,397)       $(2,363,931)
...................................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                                    1,113,694         13,421,213          1,947,715         21,673,088
Shares issued in connection with reinvestment of distributions     8,185             94,860             27,811            303,309
...................................................................................................................................
                                                               1,121,879         13,516,073          1,975,526         21,976,397
Shares repurchased                                              (960,059)       (11,353,856)        (2,829,070)       (31,254,004)
...................................................................................................................................
Net increase (decrease)                                          161,820         $2,162,217           (853,544)       $(9,277,607)
...................................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                    2,755,942        $21,105,598          6,660,146        $51,441,767
Shares issued in connection with reinvestment of distributions 1,865,411         13,561,541          1,756,786         13,065,494
...................................................................................................................................
                                                               4,621,353         34,667,139          8,416,932         64,507,261
Shares repurchased                                            (3,543,325)       (27,478,682)        (6,710,492)       (51,865,844)
...................................................................................................................................
Net increase                                                   1,078,028         $7,188,457          1,706,440        $12,641,417
...................................................................................................................................
Putnam VT Income Fund
Shares sold                                                    1,100,296        $13,987,665          2,743,672        $35,004,622
Shares issued in connection with reinvestment of distributions   987,510         12,106,870            855,461         10,847,245
...................................................................................................................................
                                                               2,087,806         26,094,535          3,599,133         45,851,867
Shares repurchased                                            (1,135,989)       (14,411,259)        (2,375,260)       (30,028,180)
...................................................................................................................................
Net increase                                                     951,817        $11,683,276          1,223,873        $15,823,687
...................................................................................................................................
Putnam VT International Equity Fund
Shares sold                                                    2,778,250        $39,875,042          5,642,362        $74,177,451
Shares issued in connection with reinvestment of distributions   572,593          8,093,101            593,306          7,701,113
...................................................................................................................................
                                                               3,350,843         47,968,143          6,235,668         81,878,564
Shares repurchased                                            (5,585,396)       (79,765,240)        (7,991,023)      (104,432,798)
...................................................................................................................................
Net decrease                                                  (2,234,553)      $(31,797,097)        (1,755,355)      $(22,554,234)
...................................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                    1,078,135        $14,325,951          2,101,057        $25,231,099
Shares issued in connection with reinvestment of distributions    61,170            790,312             74,851            866,022
...................................................................................................................................
                                                               1,139,305         15,116,263          2,175,908         26,097,121
Shares repurchased                                              (708,563)        (9,386,698)        (1,308,527)       (15,369,422)
...................................................................................................................................
Net increase                                                     430,742         $5,729,565            867,381        $10,727,699
...................................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                      423,577         $5,418,631            387,981         $4,384,220
Shares issued in connection with reinvestment of distributions    75,265            950,604            123,096          1,387,297
...................................................................................................................................
                                                                 498,842          6,369,235            511,077          5,771,517
Shares repurchased                                            (1,090,707)       (13,740,564)        (2,197,969)       (24,718,851)
...................................................................................................................................
Net decrease                                                    (591,865)       $(7,371,329)        (1,686,892)      $(18,947,334)
...................................................................................................................................
Putnam VT Investors Fund
Shares sold                                                      433,531          4,226,526            836,496          7,616,204
Shares issued in connection with reinvestment of distributions   226,718          2,203,705            112,661          1,020,711
...................................................................................................................................
                                                                 660,249          6,430,231            949,157          8,636,915
Shares repurchased                                            (1,513,685)       (14,783,256)        (2,960,144)       (26,875,731)
...................................................................................................................................
Net decrease                                                    (853,436)       $(8,353,025)        (2,010,987)      $(18,238,816)
...................................................................................................................................
Putnam VT Mid Cap Value Fund
Shares sold                                                      396,676         $5,698,464            692,067         $9,067,221
Shares issued in connection with reinvestment of distributions    24,423            349,983              3,090             39,956
...................................................................................................................................
                                                                 421,099          6,048,447            695,157          9,107,177
Shares repurchased                                               (65,376)          (940,818)          (231,518)        (3,017,936)
...................................................................................................................................
Net increase                                                     355,723         $5,107,629            463,639         $6,089,241
...................................................................................................................................
Putnam VT Money Market Fund**
Shares sold                                                           --        $68,567,182                 --       $106,655,766
Shares issued in connection with reinvestment of distributions        --          1,188,654                 --            751,283
...................................................................................................................................
                                                                      --         69,755,836                 --        107,407,049
Shares repurchased                                                    --        (48,029,201)                --       (120,898,315)
...................................................................................................................................
Net increase (decrease)                                               --        $21,726,635                 --       $(13,491,266)
...................................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                      165,470         $2,733,633          1,834,642        $28,627,197
Shares issued in connection with reinvestment of distributions    10,630            173,595                 --                 --
...................................................................................................................................
                                                                 176,100          2,907,228          1,834,642         28,627,197
Shares repurchased                                            (1,078,831)       (17,787,542)        (3,209,100)       (49,657,288)
...................................................................................................................................
Net decrease                                                    (902,731)      $(14,880,314)        (1,374,458)      $(21,030,091)
...................................................................................................................................
Putnam VT New Value Fund
Shares sold                                                    1,530,329        $24,607,696          2,426,230        $36,011,253
Shares issued in connection with reinvestment of distributions   112,035          1,791,432             93,335          1,367,363
...................................................................................................................................
                                                               1,642,364         26,399,128          2,519,565         37,378,616
Shares repurchased                                              (440,059)        (7,000,735)          (868,766)       (12,781,162)
...................................................................................................................................
Net increase                                                   1,202,305        $19,398,393          1,650,799        $24,597,454
...................................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                       74,695           $431,658            528,363         $2,958,863
Shares issued in connection with reinvestment of distributions        --                 --                 --                 --
...................................................................................................................................
                                                                  74,695            431,658            528,363          2,958,863
Shares repurchased                                              (650,920)        (3,777,873)        (1,511,383)        (8,349,301)
...................................................................................................................................
Net decrease                                                    (576,225)       $(3,346,215)          (983,020)       $(5,390,438)
...................................................................................................................................
Putnam VT Research Fund
Shares sold                                                      157,272          1,760,109          1,134,459         12,021,667
Shares issued in connection with reinvestment of distributions    90,615          1,006,720                 --                 --
...................................................................................................................................
                                                                 247,887          2,766,829          1,134,459         12,021,667
Shares repurchased                                              (878,948)        (9,859,577)        (1,927,679)       (20,526,344)
...................................................................................................................................
Net decrease                                                    (631,061)       $(7,092,748)          (793,220)       $(8,504,677)
...................................................................................................................................
Putnam VT Small Cap Value Fund
Shares sold                                                    2,141,387        $46,037,583          5,726,840       $113,800,047
Shares issued in connection with reinvestment of distributions 1,338,992         28,092,052             66,092          1,299,360
...................................................................................................................................
                                                               3,480,379         74,129,635          5,792,932        115,099,407
Shares repurchased                                            (1,787,773)       (38,274,093)        (3,247,191)       (62,901,782)
...................................................................................................................................
Net increase                                                   1,692,606        $35,855,542          2,545,741        $52,197,625
...................................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                      254,917         $3,440,708            534,995         $6,313,702
Shares issued in connection with reinvestment of distributions    85,667          1,132,515             98,291          1,133,290
...................................................................................................................................
                                                                 340,584          4,573,223            633,286          7,446,992
Shares repurchased                                              (360,273)        (4,855,155)          (593,325)        (7,164,807)
...................................................................................................................................
Net increase (decrease)                                          (19,689)         $(281,932)             39,961          $282,185
...................................................................................................................................
Putnam VT Vista Fund
Shares sold                                                      453,909         $5,556,362          1,168,498        $12,945,926
Shares issued in connection with reinvestment of distributions        --                 --                 --                 --
...................................................................................................................................
                                                                 453,909          5,556,362          1,168,498         12,945,926
Shares repurchased                                            (1,640,449)       (20,058,282)        (3,318,607)       (36,388,868)
...................................................................................................................................
Net decrease                                                  (1,186,540)      $(14,501,920)        (2,150,109)      $(23,442,942)
...................................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                      463,428        $12,161,948          1,859,880        $48,461,272
Shares issued in connection with reinvestment of distributions   128,300          3,324,240             48,311          1,265,736
...................................................................................................................................
                                                                 591,728         15,486,188          1,908,191         49,727,008
Shares repurchased                                            (1,599,632)       (41,914,772)        (2,477,130)       (64,045,985)
...................................................................................................................................
Net decrease                                                  (1,007,904)      $(26,428,584)          (568,939)      $(14,318,977)
...................................................................................................................................

** Putnam VT Money Market Fund's transactions in capital shares were at a constant net asset value of $1.00 per share.



NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY MARKET FUND

Pursuant to an exemptive order from the Securities and Exchange Commission, each fund of the Trust may invest in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by each fund are reduced by an amount equal to the management and administrative services fees paid by Putnam Prime Money Market Fund with respect to assets invested by that fund in Putnam Prime Money Market Fund. For the period ended June 30, 2005, the table below identifies, for each fund that invested in Putnam Prime Money Market Fund, the amount by which that fund's management fee was reduced in relation to that fund's investment in Putnam Prime Money Market Fund. In addition, the table also identifies the income distributions earned, if any, by each fund for that fund's investment in Putnam Prime Money Market Fund. Income distributions are recorded as income in the statement of operations.

                                                Income
                                         distributions        Management
Fund Name                                       earned        fee waived
------------------------------------------------------------------------
Putnam VT American Government
Income Fund                                         $--              $--
Putnam VT Capital Appreciation Fund               3,543              289
Putnam VT Capital Opportunities Fund              3,241              172
Putnam VT Discovery Growth Fund                  11,412              699
Putnam VT Diversified Income Fund             1,034,458           59,291
Putnam VT Equity Income Fund                     53,349            3,133
Putnam VT The George Putnam Fund
of Boston                                       773,315           47,422
Putnam VT Global Asset Allocation Fund          607,242           36,401
Putnam VT Global Equity Fund                    178,504           12,502
Putnam VT Growth and Income Fund                170,985           10,633
Putnam VT Growth Opportunities Fund              11,275              599
Putnam VT Health Sciences Fund                   96,444            5,314
Putnam VT High Yield Fund                       264,442           19,388
Putnam VT Income Fund                         1,958,442          118,900
Putnam VT International Equity Fund             307,245           18,136
Putnam VT International Growth
and Income Fund                                  46,592            2,900
Putnam VT International
New Opportunities Fund                           33,648            1,856
Putnam VT Investors Fund                         17,847            1,632
Putnam VT Mid Cap Value Fund                     15,537              898
Putnam VT Money Market Fund                       2,418              170
Putnam VT New Opportunities Fund                309,848           19,635
Putnam VT New Value Fund                        103,175            5,979
Putnam VT OTC & Emerging Growth Fund             29,272            1,792
Putnam VT Research Fund                          12,199              760
Putnam VT Small Cap Value Fund                  139,542            8,626
Putnam VT Utilities Growth
and Income Fund                                 121,166            7,808
Putnam VT Vista Fund                             39,013            2,873
Putnam VT Voyager Fund                          272,057           16,968

During the period ended June 30, 2005, the cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund were as follows:

Fund Name                             Cost of Purchases   Cost of Sales
------------------------------------------------------------------------
Putnam VT American Government
Income Fund                                         $--              $--
Putnam VT Capital Appreciation Fund           7,033,885        7,404,143
Putnam VT Capital Opportunities Fund          5,635,386        5,828,420
Putnam VT Discovery Growth Fund               7,437,670        8,002,155
Putnam VT Diversified Income Fund           206,708,012      201,810,674
Putnam VT Equity Income Fund                 36,140,565       39,227,361
Putnam VT The George Putnam
Fund of Boston                              147,787,736      184,116,011
Putnam VT Global Asset
Allocation Fund                             135,168,477      157,179,280
Putnam VT Global Equity Fund                 91,447,252      103,302,936
Putnam VT Growth and Income Fund            353,868,746      347,002,347
Putnam VT Growth Opportunities Fund           7,500,328        8,377,990
Putnam VT Health Sciences Fund               39,411,943       42,256,031
Putnam VT High Yield Fund                   105,684,066       91,350,644
Putnam VT Income Fund                       345,341,504      444,107,869
Putnam VT International Equity Fund         185,763,620      190,386,952
Putnam VT International Growth
and Income Fund                              40,464,659       44,208,123
Putnam VT International
New Opportunities Fund                       39,960,356       43,096,204
Putnam VT Investors Fund                     21,682,120       30,779,288
Putnam VT Mid Cap Value Fund                 16,762,250       14,872,481
Putnam VT Money Market Fund                  17,111,000       17,111,000
Putnam VT New Opportunities Fund            189,357,784      217,862,436
Putnam VT New Value Fund                     71,352,562       72,146,274
Putnam VT OTC & Emerging
Growth Fund                                  17,381,636       18,238,615
Putnam VT Research Fund                      30,966,340       29,259,493
Putnam VT Small Cap Value Fund               82,847,921       98,299,841
Putnam VT Utilities Growth
and Income Fund                             102,428,415       97,662,770
Putnam VT Vista Fund                         27,395,375       33,828,073
Putnam VT Voyager Fund                      261,421,020      346,838,700

NOTE 6
SENIOR LOAN COMMITMENTS

At June 30, 2005, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston and Putnam VT High Yield Fund were invested in senior loans, which are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7
REGULATORY MATTERS AND LITIGATION

Putnam Management has entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant, with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The Securities and Exchange Commission's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

On March 23, 2005, Putnam Management entered into a settlement with the Securities and Exchange Commission resolving its inquiry into Putnam Management's alleged failure to fully and effectively disclose a former brokerage allocation practice to the Board of Trustees and shareholders of the Putnam Funds. This practice, which Putnam Management ceased as of January 1, 2004, involved allocating a portion of the brokerage on mutual fund portfolio transactions to certain broker-dealers who sold shares of Putnam mutual funds. Under the settlement order, Putnam Management has paid a civil penalty of $40 million and disgorgement of $1 to the Securities and Exchange Commission. These amounts, which are included in Other income on the Statement of operations, subsequently will be distributed to certain Putnam funds pursuant to a plan to be approved by the Securities and Exchange Commission. As part of the settlement, Putnam Management neither admitted nor denied any wrongdoing.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs' claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management's and Putnam Retail Management's ability to provide services to their clients, including the fund.


PUTNAM VARIABLE TRUST

Brokerage Commissions
June 30, 2005 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are Putnam's groupings of funds and these groups' largest relationships based upon brokerage commissions for the 12 months ended June 30, 2005.

GLOBAL ASSET ALLOCATION GROUP

Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation:
Conservative Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Income Opportunities Fund, Putnam RetirementReady Funds, and Putnam VT Global Asset Allocation Fund.

The top five firms that received brokerage commissions for trades executed for the Global Asset Allocation group are (in descending order) Goldman Sachs, Deutsche Bank, Citigroup, UBS Warburg, and Merrill Lynch. Commissions paid to these firms together represented approximately 60% of the total brokerage commissions paid for the 12 months ended June 30, 2005.

Commissions paid to the next 10 firms together represented approximately 24% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bear Stearns, Credit Suisse First Boston, First Albany, Investment Technology, Jefferies & Co., JP Morgan, Lehman Brothers, Morgan Stanley, RBC Capital Markets, and SG Cowen.

INTERNATIONAL GROUP

Putnam Europe Equity Fund, Putnam Global Equity Fund, Putnam International Capital Opportunities Fund, Putnam International Equity Fund, Putnam International Growth and Income Fund, Putnam International New Opportunities Fund, Putnam VT Global Equity Fund, Putnam VT International Equity Fund, Putnam VT International Growth and Income Fund, and Putnam VT International New Opportunities Fund.

The top five firms that received brokerage commissions for trades executed for the International group are (in descending order) UBS Warburg, Merrill Lynch, Goldman Sachs, Credit Suisse First Boston, and Citigroup. Commissions paid to these firms together represented approximately 51% of the total brokerage commissions paid for the 12 months ended June 30, 2005.

Commissions paid to the next 10 firms together represented approximately 34% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) ABN AMRO, Bear Stearns, Deutsche Bank, Dresdner Kleinwort Wasserstein, HSBCS, JP Morgan, Lehman Brothers, Morgan Stanley, RBC Capital Markets, and Sanford Bernstein.

LARGE-CAP GROWTH GROUP

Putnam Growth Opportunities Fund, Putnam Voyager Fund, Putnam VT Growth Opportunities Fund, and Putnam VT Voyager Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Growth group are (in descending order) Goldman Sachs, Credit Suisse First Boston, Citigroup, Lehman Brothers, and Morgan Stanley. Commissions paid to these firms together represented approximately 60% of the total brokerage commissions paid for the 12 months ended June 30, 2005.

Commissions paid to the next 10 firms together represented approximately 29% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns, Deutsche Bank, JP Morgan, Lazard Freres, Merrill Lynch, RBC Capital Markets, Standard & Poor's, UBS Warburg, and Wachovia.

LARGE-CAP VALUE GROUP

The George Putnam Fund of Boston, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Equity Income Fund, The Putnam Fund for Growth and Income, Putnam New Value Fund, Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Growth and Income Fund, and Putnam VT New Value Fund.

The top five firms that received brokerage commissions for trades executed for the Large-Cap Value group are (in descending order) Goldman Sachs, Citigroup, Deutsche Bank, Lehman Brothers, and Merrill Lynch. Commissions paid to these firms together represented approximately 50% of the total brokerage commissions paid for the 12 months ended June 30, 2005.

Commissions paid to the next 10 firms together represented approximately 31% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns, Credit Suisse First Boston, Investment Technology, JP Morgan, Lazard Freres, Morgan Stanley, RBC Capital Markets, UBS Warburg, and Wachovia.

RESEARCH GROUP

Putnam Global Natural Resources Fund, Putnam Health Sciences Trust, Putnam Research Fund, Putnam Utilities Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT Research Fund, and Putnam VT Utilities Growth and Income Fund.

The top five firms that received brokerage commissions for trades executed for the Research group are (in descending order) Goldman Sachs, Citigroup, Deutsche Bank, Lehman Brothers, and UBS Warburg. Commissions paid to these firms together represented approximately 50% of the total brokerage commissions paid for the 12 months ended June 30, 2005.

Commissions paid to the next 10 firms together represented approximately 34% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns, Credit Suisse First Boston, Harris Nesbitt Gerard, JP Morgan, Lazard Freres, Merrill Lynch, Morgan Stanley, RBC Capital Markets, and Wachovia.

U.S. CORE GROUP

Putnam Capital Appreciation Fund, Putnam Investors Fund, Putnam Tax Smart Equity Fund, Putnam VT Capital Appreciation Fund, and Putnam VT Investors Fund.

The top five firms that received brokerage commissions for trades executed for the U.S Core group are (in descending order) Goldman Sachs, Lehman Brothers, Merrill Lynch, Citigroup, and Deutsche Bank. Commissions paid to these firms together represented approximately 49% of the total brokerage commissions paid for the 12 months ended June 30, 2005.

Commissions paid to the next 10 firms together represented approximately 36% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns, CIBC World Markets, Credit Suisse First Boston, JP Morgan, Lazard Freres, Morgan Stanley, RBC Capital Markets, UBS Warburg and Wachovia.

U.S. SMALL- AND MID-CAP CORE GROUP

Putnam Capital Opportunities Fund, Putnam Discovery Growth Fund, Putnam Mid Cap Value Fund, Putnam New Opportunities Fund, Putnam OTC & Emerging Growth Fund, Putnam Small Cap Growth Fund, Putnam Small Cap Value Fund, Putnam Vista Fund, Putnam VT Capital Opportunities Fund, Putnam VT Discovery Growth Fund, Putnam VT Mid Cap Value Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, and Putnam VT Vista Fund.

The top five firms that received brokerage commissions for trades executed for the U.S. Small- and Mid-Cap Core group are (in descending order) Citigroup, Goldman Sachs, JP Morgan, Merrill Lynch, and SG Cowen.
Commissions paid to these firms together represented approximately 37% of the total brokerage commissions paid for the 12 months ended June 30, 2005.

Commissions paid to the next 10 firms together represented approximately 37% of the total brokerage commissions paid during the period. These firms are (in alphabetical order) Bank of America, Bear Stearns, CIBC World Markets, Credit Suisse First Boston, Deutsche Bank, Lazard Freres, Lehman Brothers, Morgan Stanley, RBC Capital Markets, and UBS Warburg.

Commission amounts do not include "mark-ups" paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.


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Putnam
Variable
Trust

FUND INFORMATION

Investment Manager

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

Investment Sub-Manager

Putnam Investments Limited
57-59 St. James Street
London, England SW1A 1LD
Not applicable to all investments.

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Myra R. Drucker
Charles E. Haldeman, Jr.
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
W. Thomas Stephens
Richard B. Worley


PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

SA505  227334  8/05




Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Item 5.  Audit Committee: Not applicable
-------------------------

Item 6. Schedule of Investments: Not applicable
--------------------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. Purchases of Equity Securities by Closed-End Management Investment
--------------------------------------------------------------------------
        Companies and Affiliated Purchasers: Not applicable
        ------------------------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: August 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: August 29, 2005



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: August 29, 2005